UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22378

DoubleLine Funds Trust
(Exact name of Registrant as specified in charter)

2002 North Tampa Street, Suite 200

Tampa, FL 33602
(Address of principal executive offices) (Zip code)

Ronald R. Redell

Principal Executive Officer

DoubleLine Funds Trust

2002 North Tampa Street, Suite 200

Tampa, FL 33602
(Name and address of agent for service)

(813) 791-7333

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)

DoubleLine Total Return Bond Fund
Class I | DBLTX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the DoubleLine Total Return Bond Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Total Return Bond Fund outperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.88% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s overweight relative to the benchmark to securitized credit, including non-Agency mortgage-backed securities, contributed to Fund performance, as the securitized credit allocation benefited from spread compression. The Fund’s allocation to asset-backed securities also generated strong returns. The Fund’s allocation to U.S. government securities detracted from performance due to duration differences between the Fund and benchmark.
POSITIONING
The Fund maintained a high credit quality, with 68.9% of the portfolio allocated to AAA-rated and U.S. government-guaranteed assets. The Fund rotated up in quality in the period, reinvesting cash from maturing positions into higher-rated bonds. The Fund’s average duration was modestly shorter than that of the benchmark, and the Fund’s average credit quality was A+.

Top Contributors
↑	Non-Agency Residential Mortgage-Backed Securities
↑	Non-Agency Commercial Mortgage-Backed Securities
↑	Asset-Backed Securities

Top Detractors
↓	U.S. Government Securities
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Total Return Bond Fund	PAGE 1	TSR-AR-258620103

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	6.58	0.60	1.63
Bloomberg U.S. Aggregate Bond Index	4.88	-0.40	1.46
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$30,109,923,877
Number of Holdings	2,984
Total Advisory Fees Paid	$121,112,204
Portfolio Turnover	33%
Effective Duration	5.72 years
Weighted Average Life	6.10 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	66.4%
AA	2.1%
A	4.8%
BBB	5.7%
BB	1.2%
B and Below	7.4%
Not Rated	9.8%
Other	2.6%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	50.5%
Non-Agency Residential Collateralized Mortgage Obligations	24.6%
Non-Agency Commercial Mortgage Backed Obligations	8.1%
Asset Backed Obligations	5.8%
Collateralized Loan Obligations	4.7%
US Government and Agency Obligations	3.3%
Short Term Investments	2.5%
Futures Contracts	0.3%
Cash & Other	0.2%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
DoubleLine Total Return Bond Fund	PAGE 2	TSR-AR-258620103

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Total Return Bond Fund	PAGE 3	TSR-AR-258620103

DoubleLine Total Return Bond Fund
Class N | DLTNX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the DoubleLine Total Return Bond Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$77	0.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Total Return Bond Fund outperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.88% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s overweight relative to the benchmark to securitized credit, including non-Agency mortgage-backed securities, contributed to Fund performance, as the securitized credit allocation benefited from spread compression. The Fund’s allocation to asset-backed securities also generated strong returns. The Fund’s allocation to U.S. government securities detracted from performance due to duration differences between the Fund and benchmark.
POSITIONING
The Fund maintained a high credit quality, with 68.9% of the portfolio allocated to AAA-rated and U.S. government-guaranteed assets. The Fund rotated up in quality in the period, reinvesting cash from maturing positions into higher-rated bonds. The Fund’s average duration was modestly shorter than that of the benchmark, and the Fund’s average credit quality was A+.

Top Contributors
↑	Non-Agency Residential Mortgage-Backed Securities
↑	Non-Agency Commercial Mortgage-Backed Securities
↑	Asset-Backed Securities

Top Detractors
↓	U.S. Government Securities
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Total Return Bond Fund	PAGE 1	TSR-AR-258620202

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class N (without sales charge)	6.19	0.32	1.36
Bloomberg U.S. Aggregate Bond Index	4.88	-0.40	1.46
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$30,109,923,877
Number of Holdings	2,984
Total Advisory Fees Paid	$121,112,204
Portfolio Turnover	33%
Effective Duration	5.72 years
Weighted Average Life	6.10 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	66.4%
AA	2.1%
A	4.8%
BBB	5.7%
BB	1.2%
B and Below	7.4%
Not Rated	9.8%
Other	2.6%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	50.5%
Non-Agency Residential Collateralized Mortgage Obligations	24.6%
Non-Agency Commercial Mortgage Backed Obligations	8.1%
Asset Backed Obligations	5.8%
Collateralized Loan Obligations	4.7%
US Government and Agency Obligations	3.3%
Short Term Investments	2.5%
Futures Contracts	0.3%
Cash & Other	0.2%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
DoubleLine Total Return Bond Fund	PAGE 2	TSR-AR-258620202

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Total Return Bond Fund	PAGE 3	TSR-AR-258620202

DoubleLine Total Return Bond Fund
Class R6 | DDTRX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the DoubleLine Total Return Bond Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$44	0.43%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Total Return Bond Fund outperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.88% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s overweight relative to the benchmark to securitized credit, including non-Agency mortgage-backed securities, contributed to Fund performance, as the securitized credit allocation benefited from spread compression. The Fund’s allocation to asset-backed securities also generated strong returns. The Fund’s allocation to U.S. government securities detracted from performance due to duration differences between the Fund and benchmark.
POSITIONING
The Fund maintained a high credit quality, with 68.9% of the portfolio allocated to AAA-rated and U.S. government-guaranteed assets. The Fund rotated up in quality in the period, reinvesting cash from maturing positions into higher-rated bonds. The Fund’s average duration was modestly shorter than that of the benchmark, and the Fund’s average credit quality was A+.

Top Contributors
↑	Non-Agency Residential Mortgage-Backed Securities
↑	Non-Agency Commercial Mortgage-Backed Securities
↑	Asset-Backed Securities

Top Detractors
↓	U.S. Government Securities
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Total Return Bond Fund	PAGE 1	TSR-AR-258620566

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/31/2019)
Class R6 (without sales charge)	6.53	0.65	0.67
Bloomberg U.S. Aggregate Bond Index	4.88	-0.40	0.59
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$30,109,923,877
Number of Holdings	2,984
Total Advisory Fees Paid	$121,112,204
Portfolio Turnover	33%
Effective Duration	5.72 years
Weighted Average Life	6.10 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	66.4%
AA	2.1%
A	4.8%
BBB	5.7%
BB	1.2%
B and Below	7.4%
Not Rated	9.8%
Other	2.6%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	50.5%
Non-Agency Residential Collateralized Mortgage Obligations	24.6%
Non-Agency Commercial Mortgage Backed Obligations	8.1%
Asset Backed Obligations	5.8%
Collateralized Loan Obligations	4.7%
US Government and Agency Obligations	3.3%
Short Term Investments	2.5%
Futures Contracts	0.3%
Cash & Other	0.2%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
DoubleLine Total Return Bond Fund	PAGE 2	TSR-AR-258620566

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Total Return Bond Fund	PAGE 3	TSR-AR-258620566

DoubleLine Core Fixed Income Fund
Class I | DBLFX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the DoubleLine Core Fixed Income Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.46%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Core Fixed Income Fund outperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.88% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
Fund performance was driven primarily by the Fund’s overweight relative to the benchmark to credit, including bank loans, emerging markets fixed income and high yield credit, which benefited from credit spread compression. The Fund’s collateralized loan obligation allocation also generated strong returns. The Fund’s allocation to U.S. government securities detracted from performance due to duration differences between the Fund and benchmark.
POSITIONING
The Fund invested in high-credit-quality U.S. government-guaranteed and credit assets. The Fund rotated up in credit quality during the period, reinvesting cash from maturing positions into higher-rated bonds. The Fund maintained an average duration modestly shorter than that of the benchmark, and the Fund’s average credit quality was A-.

Top Contributors
↑	Bank Loans
↑	Emerging Markets Fixed Income
↑	High Yield Credit
↑	Collateralized Loan Obligations

Top Detractors
↓	U.S. Government Securities
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Core Fixed Income Fund	PAGE 1	TSR-AR-258620301

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	5.96	1.34	1.84
Bloomberg U.S. Aggregate Bond Index	4.88	-0.40	1.46
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$6,693,785,372
Number of Holdings	1,593
Total Advisory Fees Paid	$24,605,023
Portfolio Turnover	64%
Effective Duration	5.88 years
Weighted Average Life	6.72 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	51.6%
AA	3.3%
A	8.2%
BBB	18.1%
BB	5.0%
B and Below	8.3%
Not Rated	3.5%
Other	2.0%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	22.9%
US Government and Agency Obligations	16.9%
Corporate Bonds	15.2%
Non-Agency Residential Collateralized Mortgage Obligations	10.4%
Short Term Investments	7.4%
Affiliated Mutual Funds	6.4%
Foreign Corporate Bonds	5.5%
Non-Agency Commercial Mortgage Backed Obligations	4.9%
Asset Backed Obligations	3.1%
Cash & Other	7.3%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
DoubleLine Core Fixed Income Fund	PAGE 2	TSR-AR-258620301

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Core Fixed Income Fund	PAGE 3	TSR-AR-258620301

DoubleLine Core Fixed Income Fund
Class N | DLFNX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the DoubleLine Core Fixed Income Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$73	0.71%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Core Fixed Income Fund outperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.88% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
Fund performance was driven primarily by the Fund’s overweight relative to the benchmark to credit, including bank loans, emerging markets fixed income and high yield credit, which benefited from credit spread compression. The Fund’s collateralized loan obligation allocation also generated strong returns. The Fund’s allocation to U.S. government securities detracted from performance due to duration differences between the Fund and benchmark.
POSITIONING
The Fund invested in high-credit-quality U.S. government-guaranteed and credit assets. The Fund rotated up in credit quality during the period, reinvesting cash from maturing positions into higher-rated bonds. The Fund maintained an average duration modestly shorter than that of the benchmark, and the Fund’s average credit quality was A-.

Top Contributors
↑	Bank Loans
↑	Emerging Markets Fixed Income
↑	High Yield Credit
↑	Collateralized Loan Obligations

Top Detractors
↓	U.S. Government Securities
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Core Fixed Income Fund	PAGE 1	TSR-AR-258620400

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class N (without sales charge)	5.69	1.11	1.59
Bloomberg U.S. Aggregate Bond Index	4.88	-0.40	1.46
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$6,693,785,372
Number of Holdings	1,593
Total Advisory Fees Paid	$24,605,023
Portfolio Turnover	64%
Effective Duration	5.88 years
Weighted Average Life	6.72 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	51.6%
AA	3.3%
A	8.2%
BBB	18.1%
BB	5.0%
B and Below	8.3%
Not Rated	3.5%
Other	2.0%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	22.9%
US Government and Agency Obligations	16.9%
Corporate Bonds	15.2%
Non-Agency Residential Collateralized Mortgage Obligations	10.4%
Short Term Investments	7.4%
Affiliated Mutual Funds	6.4%
Foreign Corporate Bonds	5.5%
Non-Agency Commercial Mortgage Backed Obligations	4.9%
Asset Backed Obligations	3.1%
Cash & Other	7.3%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
DoubleLine Core Fixed Income Fund	PAGE 2	TSR-AR-258620400

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Core Fixed Income Fund	PAGE 3	TSR-AR-258620400

DoubleLine Core Fixed Income Fund
Class R6 | DDCFX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the DoubleLine Core Fixed Income Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$42	0.41%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Core Fixed Income Fund outperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.88% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
Fund performance was driven primarily by the Fund’s overweight relative to the benchmark to credit, including bank loans, emerging markets fixed income and high yield credit, which benefited from credit spread compression. The Fund’s collateralized loan obligation allocation also generated strong returns. The Fund’s allocation to U.S. government securities detracted from performance due to duration differences between the Fund and benchmark.
POSITIONING
The Fund invested in high-credit-quality U.S. government-guaranteed and credit assets. The Fund rotated up in credit quality during the period, reinvesting cash from maturing positions into higher-rated bonds. The Fund maintained an average duration modestly shorter than that of the benchmark, and the Fund’s average credit quality was A-.

Top Contributors
↑	Bank Loans
↑	Emerging Markets Fixed Income
↑	High Yield Credit
↑	Collateralized Loan Obligations

Top Detractors
↓	U.S. Government Securities
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Core Fixed Income Fund	PAGE 1	TSR-AR-258620558

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/31/2019)
Class R6 (without sales charge)	6.01	1.40	0.92
Bloomberg U.S. Aggregate Bond Index	4.88	-0.40	0.59
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$6,693,785,372
Number of Holdings	1,593
Total Advisory Fees Paid	$24,605,023
Portfolio Turnover	64%
Effective Duration	5.88 years
Weighted Average Life	6.72 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	51.6%
AA	3.3%
A	8.2%
BBB	18.1%
BB	5.0%
B and Below	8.3%
Not Rated	3.5%
Other	2.0%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	22.9%
US Government and Agency Obligations	16.9%
Corporate Bonds	15.2%
Non-Agency Residential Collateralized Mortgage Obligations	10.4%
Short Term Investments	7.4%
Affiliated Mutual Funds	6.4%
Foreign Corporate Bonds	5.5%
Non-Agency Commercial Mortgage Backed Obligations	4.9%
Asset Backed Obligations	3.1%
Cash & Other	7.3%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
DoubleLine Core Fixed Income Fund	PAGE 2	TSR-AR-258620558

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Core Fixed Income Fund	PAGE 3	TSR-AR-258620558

DoubleLine Emerging Markets Fixed Income Fund
Class I | DBLEX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the DoubleLine Emerging Markets Fixed Income Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$96	0.93%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Emerging Markets Fixed Income Fund outperformed the benchmark J.P. Morgan Emerging Markets Bond Global Diversified Index return of 6.75% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s overweight to emerging markets (EM) corporates and, in terms of regional allocation, to Colombia and India relative to the benchmark contributed to performance. The Fund’s allocation to long-duration EM sovereigns, underweight to Argentina and overweight to Mexico detracted from performance.
POSITIONING
The Fund maintained a shorter duration than that of the benchmark. The Fund was overweight emerging markets corporates relative to the benchmark and, in terms of regional allocation, was overweight Latin America and underweight Europe.

Top Contributors
↑	Emerging Markets Corporates
↑	Colombia Exposure
↑	India Exposure

Top Detractors
↓	Long-Duration Sovereign Exposure
↓	Argentina Exposure
↓	Mexico Exposure
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Emerging Markets Fixed Income Fund	PAGE 1	TSR-AR-258620509

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	7.29	5.55	3.52
J.P. Morgan Emerging Markets Bond Global Diversified Index	6.75	3.49	3.16
Bloomberg Global Aggregate Bond Index	3.04	-1.38	0.61
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$420,907,008
Number of Holdings	154
Total Advisory Fees Paid	$3,367,526
Portfolio Turnover	47%
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AA	0.9%
A	4.7%
BBB	48.2%
BB	36.6%
B and Below	7.3%
Not Rated	0.6%
Other	1.7%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Top Ten Holdings	(% of Net Assets)
Banco Internacional del Peru SAA Interbank, 4.00%, 07/08/2030	2.9%
Oversea-Chinese Banking Corp. Ltd., 1.83%, 09/10/2030	2.2%
Chile Electricity PEC SpA, 01/25/2028	2.2%
Guara Norte Sarl, 5.20%, 06/15/2034	2.1%
Banco Industrial SA/Guatemala, 4.88%, 01/29/2031	2.0%
MV24 Capital BV, 6.75%, 06/01/2034	2.0%
Prumo Participacoes e Investimentos S/A, 7.50%, 12/31/2031	2.0%
Banco de Credito del Peru SA, 3.13%, 07/01/2030	1.9%
Mexico Government International Bond, 4.40%, 02/12/2052	1.8%
Cosan Overseas Ltd., 8.25%, 05/05/2025	1.7%
DoubleLine Emerging Markets Fixed Income Fund	PAGE 2	TSR-AR-258620509

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Emerging Markets Fixed Income Fund	PAGE 3	TSR-AR-258620509

DoubleLine Emerging Markets Fixed Income Fund
Class N | DLENX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the DoubleLine Emerging Markets Fixed Income Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$122	1.18%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Emerging Markets Fixed Income Fund outperformed the benchmark J.P. Morgan Emerging Markets Bond Global Diversified Index return of 6.75% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s overweight to emerging markets (EM) corporates and, in terms of regional allocation, to Colombia and India relative to the benchmark contributed to performance. The Fund’s allocation to long-duration EM sovereigns, underweight to Argentina and overweight to Mexico detracted from performance.
POSITIONING
The Fund maintained a shorter duration than that of the benchmark. The Fund was overweight emerging markets corporates relative to the benchmark and, in terms of regional allocation, was overweight Latin America and underweight Europe.

Top Contributors
↑	Emerging Markets Corporates
↑	Colombia Exposure
↑	India Exposure

Top Detractors
↓	Long-Duration Sovereign Exposure
↓	Argentina Exposure
↓	Mexico Exposure
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Emerging Markets Fixed Income Fund	PAGE 1	TSR-AR-258620608

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class N (without sales charge)	6.90	5.28	3.26
J.P. Morgan Emerging Markets Bond Global Diversified Index	6.75	3.49	3.16
Bloomberg Global Aggregate Bond Index	3.04	-1.38	0.61
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$420,907,008
Number of Holdings	154
Total Advisory Fees Paid	$3,367,526
Portfolio Turnover	47%
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AA	0.9%
A	4.7%
BBB	48.2%
BB	36.6%
B and Below	7.3%
Not Rated	0.6%
Other	1.7%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Top Ten Holdings	(% of Net Assets)
Banco Internacional del Peru SAA Interbank, 4.00%, 07/08/2030	2.9%
Oversea-Chinese Banking Corp. Ltd., 1.83%, 09/10/2030	2.2%
Chile Electricity PEC SpA, 01/25/2028	2.2%
Guara Norte Sarl, 5.20%, 06/15/2034	2.1%
Banco Industrial SA/Guatemala, 4.88%, 01/29/2031	2.0%
MV24 Capital BV, 6.75%, 06/01/2034	2.0%
Prumo Participacoes e Investimentos S/A, 7.50%, 12/31/2031	2.0%
Banco de Credito del Peru SA, 3.13%, 07/01/2030	1.9%
Mexico Government International Bond, 4.40%, 02/12/2052	1.8%
Cosan Overseas Ltd., 8.25%, 05/05/2025	1.7%
DoubleLine Emerging Markets Fixed Income Fund	PAGE 2	TSR-AR-258620608

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Emerging Markets Fixed Income Fund	PAGE 3	TSR-AR-258620608

DoubleLine Low Duration Bond Fund
Class I | DBLSX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the DoubleLine Low Duration Bond Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.44%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Low Duration Bond Fund outperformed the benchmark ICE BofA 1-3 Year U.S. Treasury Index return of 5.43% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s credit sector allocation contributed to performance, including collateralized loan obligations and asset-backed securities, which benefited from returns that outperformed that of the benchmark. The Fund’s Agency and non-Agency mortgage-backed security allocations also generated healthy returns. The Fund’s allocation to U.S. government securities detracted due to duration differences between the Fund and its benchmark.
POSITIONING
The Fund maintained a high credit quality, with less than 5% in below-investment-grade exposures and around two-thirds in AAA-rated and U.S. government-guaranteed assets. The Fund rotated up in quality during the period, deploying cash from maturities into higher-rated bonds.

Top Contributors
↑	Collateralized Loan Obligations
↑	Asset-Backed Securities
↑	Agency and Non-Agency Mortgage-Backed Securities

Top Detractors
↓	U.S. Government Securities
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Low Duration Bond Fund	PAGE 1	TSR-AR-258620863

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	5.58	3.61	2.53
ICE BofA 1-3 Year U.S. Treasury Index	5.43	1.16	1.50
Bloomberg U.S. Aggregate 1-3 Years Index	5.61	1.50	1.71
Bloomberg U.S. Aggregate Bond Index	4.88	-0.40	1.46
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$6,147,599,756
Number of Holdings	837
Total Advisory Fees Paid	$20,391,104
Portfolio Turnover	93%
Effective Duration	1.68 years
Weighted Average Life	2.81 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	66.5%
AA	4.6%
A	6.6%
BBB	13.4%
BB	2.1%
B and Below	0.3%
Not Rated	3.0%
Other	3.5%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
US Government and Agency Obligations	24.2%
Non-Agency Commercial Mortgage Backed Obligations	15.0%
Non-Agency Residential Collateralized Mortgage Obligations	12.8%
Collateralized Loan Obligations	12.0%
Corporate Bonds	11.3%
Asset Backed Obligations	7.5%
Foreign Corporate Bonds	7.0%
US Government and Agency Mortgage Backed Obligations	4.8%
Short Term Investments	3.8%
Cash & Other	1.6%
DoubleLine Low Duration Bond Fund	PAGE 2	TSR-AR-258620863

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Low Duration Bond Fund	PAGE 3	TSR-AR-258620863

DoubleLine Low Duration Bond Fund
Class N | DLSNX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the DoubleLine Low Duration Bond Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$71	0.69%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Low Duration Bond Fund outperformed the benchmark ICE BofA 1-3 Year U.S. Treasury Index return of 5.43% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s credit sector allocation contributed to performance, including collateralized loan obligations and asset-backed securities, which benefited from returns that outperformed that of the benchmark. The Fund’s Agency and non-Agency mortgage-backed security allocations also generated healthy returns. The Fund’s allocation to U.S. government securities detracted due to duration differences between the Fund and its benchmark.
POSITIONING
The Fund maintained a high credit quality, with less than 5% in below-investment-grade exposures and around two-thirds in AAA-rated and U.S. government-guaranteed assets. The Fund rotated up in quality during the period, deploying cash from maturities into higher-rated bonds.

Top Contributors
↑	Collateralized Loan Obligations
↑	Asset-Backed Securities
↑	Agency and Non-Agency Mortgage-Backed Securities

Top Detractors
↓	U.S. Government Securities
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Low Duration Bond Fund	PAGE 1	TSR-AR-258620855

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class N (without sales charge)	5.32	3.36	2.27
ICE BofA 1-3 Year U.S. Treasury Index	5.43	1.16	1.50
Bloomberg U.S. Aggregate 1-3 Years Index	5.61	1.50	1.71
Bloomberg U.S. Aggregate Bond Index	4.88	-0.40	1.46
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$6,147,599,756
Number of Holdings	837
Total Advisory Fees Paid	$20,391,104
Portfolio Turnover	93%
Effective Duration	1.68 years
Weighted Average Life	2.81 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	66.5%
AA	4.6%
A	6.6%
BBB	13.4%
BB	2.1%
B and Below	0.3%
Not Rated	3.0%
Other	3.5%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
US Government and Agency Obligations	24.2%
Non-Agency Commercial Mortgage Backed Obligations	15.0%
Non-Agency Residential Collateralized Mortgage Obligations	12.8%
Collateralized Loan Obligations	12.0%
Corporate Bonds	11.3%
Asset Backed Obligations	7.5%
Foreign Corporate Bonds	7.0%
US Government and Agency Mortgage Backed Obligations	4.8%
Short Term Investments	3.8%
Cash & Other	1.6%
DoubleLine Low Duration Bond Fund	PAGE 2	TSR-AR-258620855

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Low Duration Bond Fund	PAGE 3	TSR-AR-258620855

DoubleLine Low Duration Bond Fund
Class R6 | DDLDX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the DoubleLine Low Duration Bond Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$39	0.38%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Low Duration Bond Fund outperformed the benchmark ICE BofA 1-3 Year U.S. Treasury Index return of 5.43% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s credit sector allocation contributed to performance, including collateralized loan obligations and asset-backed securities, which benefited from returns that outperformed that of the benchmark. The Fund’s Agency and non-Agency mortgage-backed security allocations also generated healthy returns. The Fund’s allocation to U.S. government securities detracted due to duration differences between the Fund and its benchmark.
POSITIONING
The Fund maintained a high credit quality, with less than 5% in below-investment-grade exposures and around two-thirds in AAA-rated and U.S. government-guaranteed assets. The Fund rotated up in quality during the period, deploying cash from maturities into higher-rated bonds.

Top Contributors
↑	Collateralized Loan Obligations
↑	Asset-Backed Securities
↑	Agency and Non-Agency Mortgage-Backed Securities

Top Detractors
↓	U.S. Government Securities
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Low Duration Bond Fund	PAGE 1	TSR-AR-258620541

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/31/2019)
Class R6 (without sales charge)	5.64	3.65	2.62
ICE BofA 1-3 Year U.S. Treasury Index	5.43	1.16	1.73
Bloomberg U.S. Aggregate 1-3 Years Index	5.61	1.50	1.87
Bloomberg U.S. Aggregate Bond Index	4.88	-0.40	0.59
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$6,147,599,756
Number of Holdings	837
Total Advisory Fees Paid	$20,391,104
Portfolio Turnover	93%
Effective Duration	1.68 years
Weighted Average Life	2.81 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	66.5%
AA	4.6%
A	6.6%
BBB	13.4%
BB	2.1%
B and Below	0.3%
Not Rated	3.0%
Other	3.5%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
US Government and Agency Obligations	24.2%
Non-Agency Commercial Mortgage Backed Obligations	15.0%
Non-Agency Residential Collateralized Mortgage Obligations	12.8%
Collateralized Loan Obligations	12.0%
Corporate Bonds	11.3%
Asset Backed Obligations	7.5%
Foreign Corporate Bonds	7.0%
US Government and Agency Mortgage Backed Obligations	4.8%
Short Term Investments	3.8%
Cash & Other	1.6%
DoubleLine Low Duration Bond Fund	PAGE 2	TSR-AR-258620541

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Low Duration Bond Fund	PAGE 3	TSR-AR-258620541

DoubleLine Floating Rate Fund
Class I | DBFRX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the DoubleLine Floating Rate Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	0.79%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Floating Rate Fund underperformed the benchmark Morningstar LSTA US Leveraged Loan TR USD Index return of 6.86% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance for the period was driven mainly by interest income, as elevated base rates were supportive of yields for the bank loan asset class. With much of the market trading near par for most of the year, there was limited potential for price appreciation, so Fund performance was supported by avoiding names that traded down. The Fund also participated in an active new-issue market. Contributing to Fund performance were the allocations to software and services and commercial and professional services, which underperformed the benchmark, and the Fund was underweight both sectors relative to the index. Also contributing was the allocation to consumer services, which outperformed the benchmark, and the Fund was overweight the sector. Detracting from Fund performance were the allocations to telecommunications and media and entertainment, which outperformed the benchmark, and the Fund was underweight both sectors. Also detracting were the allocations to household and personal products and materials, which underperformed the benchmark, and the Fund was overweight both sectors.
POSITIONING
The Fund had a large position in loans rated B and a smaller position in higher-quality BBB/BB loans and lower-quality CCC loans. The Fund sought companies that had durable enterprise values with reasonable loan-to-value ratios.

Top Contributors
↑	Software and Services
↑	Commercial and Professional Services
↑	Consumer Services

Top Detractors
↓	Telecommunication Services
↓	Media and Entertainment
↓	Household and Personal Products
↓	Materials
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Floating Rate Fund	PAGE 1	TSR-AR-258620848

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	6.12	7.13	3.81
Morningstar LSTA US Leveraged Loan TR USD Index	6.86	8.96	4.98
Bloomberg U.S. Aggregate Bond Index	4.88	-0.40	1.46
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$152,547,213
Number of Holdings	332
Total Advisory Fees Paid	$869,848
Portfolio Turnover	65%
Effective Duration	0.26 years
Weighted Average Life	4.63 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	3.6%
A	1.3%
BBB	4.1%
BB	25.1%
B and Below	59.3%
Not Rated	2.4%
Other	4.2%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
Bank Loans	87.0%
Corporate Bonds	5.1%
Collateralized Loan Obligations	3.3%
Short Term Investments	1.2%
Foreign Corporate Bonds	0.3%
Common Stocks	0.1%
Cash & Other	3.0%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
DoubleLine Floating Rate Fund	PAGE 2	TSR-AR-258620848

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Floating Rate Fund	PAGE 3	TSR-AR-258620848

DoubleLine Floating Rate Fund
Class N | DLFRX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the DoubleLine Floating Rate Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$107	1.04%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Floating Rate Fund underperformed the benchmark Morningstar LSTA US Leveraged Loan TR USD Index return of 6.86% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance for the period was driven mainly by interest income, as elevated base rates were supportive of yields for the bank loan asset class. With much of the market trading near par for most of the year, there was limited potential for price appreciation, so Fund performance was supported by avoiding names that traded down. The Fund also participated in an active new-issue market. Contributing to Fund performance were the allocations to software and services and commercial and professional services, which underperformed the benchmark, and the Fund was underweight both sectors relative to the index. Also contributing was the allocation to consumer services, which outperformed the benchmark, and the Fund was overweight the sector. Detracting from Fund performance were the allocations to telecommunications and media and entertainment, which outperformed the benchmark, and the Fund was underweight both sectors. Also detracting were the allocations to household and personal products and materials, which underperformed the benchmark, and the Fund was overweight both sectors.
POSITIONING
The Fund had a large position in loans rated B and a smaller position in higher-quality BBB/BB loans and lower-quality CCC loans. The Fund sought companies that had durable enterprise values with reasonable loan-to-value ratios.

Top Contributors
↑	Software and Services
↑	Commercial and Professional Services
↑	Consumer Services

Top Detractors
↓	Telecommunication Services
↓	Media and Entertainment
↓	Household and Personal Products
↓	Materials
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Floating Rate Fund	PAGE 1	TSR-AR-258620830

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class N (without sales charge)	5.84	6.89	3.55
Morningstar LSTA US Leveraged Loan TR USD Index	6.86	8.96	4.98
Bloomberg U.S. Aggregate Bond Index	4.88	-0.40	1.46
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$152,547,213
Number of Holdings	332
Total Advisory Fees Paid	$869,848
Portfolio Turnover	65%
Effective Duration	0.26 years
Weighted Average Life	4.63 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	3.6%
A	1.3%
BBB	4.1%
BB	25.1%
B and Below	59.3%
Not Rated	2.4%
Other	4.2%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
Bank Loans	87.0%
Corporate Bonds	5.1%
Collateralized Loan Obligations	3.3%
Short Term Investments	1.2%
Foreign Corporate Bonds	0.3%
Common Stocks	0.1%
Cash & Other	3.0%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
DoubleLine Floating Rate Fund	PAGE 2	TSR-AR-258620830

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Floating Rate Fund	PAGE 3	TSR-AR-258620830

DoubleLine Shiller Enhanced CAPE®
Class I | DSEEX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the DoubleLine Shiller Enhanced CAPE® for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$57	0.55%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Shiller Enhanced CAPE® outperformed the benchmark S&P 500® Index return of 8.25% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
Four of the Fund’s seven sector allocations appreciated in value. The financials allocation was the biggest contributor to Fund performance while materials was the biggest detractor. All sectors within the Fund’s fixed-income portfolio increased in value. The biggest contributor to portfolio performance by sector was asset-backed securities while the laggard was commercial mortgage-backed securities.
POSITIONING
The Shiller Barclays CAPE® U.S. Sector Total Return USD Index, to which the Fund gained exposure through the use of swap contracts, was allocated to seven sectors: consumer discretionary, consumer staples, communication services, financials, health care, materials and real estate. The Fund’s use of swap contracts to gain exposure to equities facilitated investment of the Fund’s remaining assets in fixed income securities across nine sectors: bank loans, investment grade corporate bonds, Agency residential mortgage-backed securities (RMBS), non-Agency RMBS, asset-backed securities, emerging markets fixed income, commercial MBS, collateralized loan obligations and U.S. government securities.

Top Contributors
↑	Financials
↑	Communication Services
↑	Consumer Discretionary
↑	Fixed Income Portfolio Exposure to Asset-Backed Securities

Top Detractors
↓	Materials
↓	Real Estate
↓	Consumer Staples
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Shiller Enhanced CAPE®	PAGE 1	TSR-AR-258620822

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	8.76	17.47	11.96
S&P 500® Index	8.25	18.59	12.50
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$3,720,355,777
Number of Holdings	853
Total Advisory Fees Paid	$17,784,564
Portfolio Turnover	85%
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	62.6%
AA	4.9%
A	6.7%
BBB	12.6%
BB	1.8%
B and Below	3.6%
Not Rated	3.8%
Other	4.0%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
US Government and Agency Obligations	29.0%
Collateralized Loan Obligations	12.8%
Non-Agency Commercial Mortgage Backed Obligations	12.4%
Non-Agency Residential Collateralized Mortgage Obligations	11.3%
Corporate Bonds	10.8%
Asset Backed Obligations	7.5%
Short Term Investments	4.2%
US Government and Agency Mortgage Backed Obligations	4.2%
Foreign Corporate Bonds	4.0%
Cash & Other	3.8%

CAPE Sector Breakdown*	(% of Net Assets)
Consumer Staples	25.6%
Real Estate	25.2%
Communication Services	24.8%
Consumer Discretionary	24.4%
*	The Fund gained exposure to these allocations through the use of swap contracts.
DoubleLine Shiller Enhanced CAPE®	PAGE 2	TSR-AR-258620822

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Shiller Enhanced CAPE®	PAGE 3	TSR-AR-258620822

DoubleLine Shiller Enhanced CAPE®
Class N | DSENX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the DoubleLine Shiller Enhanced CAPE® for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$83	0.80%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Shiller Enhanced CAPE® outperformed the benchmark S&P 500® Index return of 8.25% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
Four of the Fund’s seven sector allocations appreciated in value. The financials allocation was the biggest contributor to Fund performance while materials was the biggest detractor. All sectors within the Fund’s fixed-income portfolio increased in value. The biggest contributor to portfolio performance by sector was asset-backed securities while the laggard was commercial mortgage-backed securities.
POSITIONING
The Shiller Barclays CAPE® U.S. Sector Total Return USD Index, to which the Fund gained exposure through the use of swap contracts, was allocated to seven sectors: consumer discretionary, consumer staples, communication services, financials, health care, materials and real estate. The Fund’s use of swap contracts to gain exposure to equities facilitated investment of the Fund’s remaining assets in fixed income securities across nine sectors: bank loans, investment grade corporate bonds, Agency residential mortgage-backed securities (RMBS), non-Agency RMBS, asset-backed securities, emerging markets fixed income, commercial MBS, collateralized loan obligations and U.S. government securities.

Top Contributors
↑	Financials
↑	Communication Services
↑	Consumer Discretionary
↑	Fixed Income Portfolio Exposure to Asset-Backed Securities

Top Detractors
↓	Materials
↓	Real Estate
↓	Consumer Staples
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Shiller Enhanced CAPE®	PAGE 1	TSR-AR-258620814

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class N (without sales charge)	8.42	17.17	11.68
S&P 500® Index	8.25	18.59	12.50
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$3,720,355,777
Number of Holdings	853
Total Advisory Fees Paid	$17,784,564
Portfolio Turnover	85%
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	62.6%
AA	4.9%
A	6.7%
BBB	12.6%
BB	1.8%
B and Below	3.6%
Not Rated	3.8%
Other	4.0%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
US Government and Agency Obligations	29.0%
Collateralized Loan Obligations	12.8%
Non-Agency Commercial Mortgage Backed Obligations	12.4%
Non-Agency Residential Collateralized Mortgage Obligations	11.3%
Corporate Bonds	10.8%
Asset Backed Obligations	7.5%
Short Term Investments	4.2%
US Government and Agency Mortgage Backed Obligations	4.2%
Foreign Corporate Bonds	4.0%
Cash & Other	3.8%

CAPE Sector Breakdown*	(% of Net Assets)
Consumer Staples	25.6%
Real Estate	25.2%
Communication Services	24.8%
Consumer Discretionary	24.4%
*	The Fund gained exposure to these allocations through the use of swap contracts.
DoubleLine Shiller Enhanced CAPE®	PAGE 2	TSR-AR-258620814

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Shiller Enhanced CAPE®	PAGE 3	TSR-AR-258620814

DoubleLine Shiller Enhanced CAPE®
Class R6 | DDCPX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the DoubleLine Shiller Enhanced CAPE® for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$51	0.49%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Shiller Enhanced CAPE® outperformed the benchmark S&P 500® Index return of 8.25% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
Four of the Fund’s seven sector allocations appreciated in value. The financials allocation was the biggest contributor to Fund performance while materials was the biggest detractor. All sectors within the Fund’s fixed-income portfolio increased in value. The biggest contributor to portfolio performance by sector was asset-backed securities while the laggard was commercial mortgage-backed securities.
POSITIONING
The Shiller Barclays CAPE® U.S. Sector Total Return USD Index, to which the Fund gained exposure through the use of swap contracts, was allocated to seven sectors: consumer discretionary, consumer staples, communication services, financials, health care, materials and real estate. The Fund’s use of swap contracts to gain exposure to equities facilitated investment of the Fund’s remaining assets in fixed income securities across nine sectors: bank loans, investment grade corporate bonds, Agency residential mortgage-backed securities (RMBS), non-Agency RMBS, asset-backed securities, emerging markets fixed income, commercial MBS, collateralized loan obligations and U.S. government securities.

Top Contributors
↑	Financials
↑	Communication Services
↑	Consumer Discretionary
↑	Fixed Income Portfolio Exposure to Asset-Backed Securities

Top Detractors
↓	Materials
↓	Real Estate
↓	Consumer Staples
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Shiller Enhanced CAPE®	PAGE 1	TSR-AR-258620525

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/31/2019)
Class R6 (without sales charge)	8.81	17.52	10.32
S&P 500® Index	8.25	18.59	13.62
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$3,720,355,777
Number of Holdings	853
Total Advisory Fees Paid	$17,784,564
Portfolio Turnover	85%
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	62.6%
AA	4.9%
A	6.7%
BBB	12.6%
BB	1.8%
B and Below	3.6%
Not Rated	3.8%
Other	4.0%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
US Government and Agency Obligations	29.0%
Collateralized Loan Obligations	12.8%
Non-Agency Commercial Mortgage Backed Obligations	12.4%
Non-Agency Residential Collateralized Mortgage Obligations	11.3%
Corporate Bonds	10.8%
Asset Backed Obligations	7.5%
Short Term Investments	4.2%
US Government and Agency Mortgage Backed Obligations	4.2%
Foreign Corporate Bonds	4.0%
Cash & Other	3.8%

CAPE Sector Breakdown*	(% of Net Assets)
Consumer Staples	25.6%
Real Estate	25.2%
Communication Services	24.8%
Consumer Discretionary	24.4%
*	The Fund gained exposure to these allocations through the use of swap contracts.
DoubleLine Shiller Enhanced CAPE®	PAGE 2	TSR-AR-258620525

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Shiller Enhanced CAPE®	PAGE 3	TSR-AR-258620525

DoubleLine Flexible Income Fund
Class I | DFLEX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the DoubleLine Flexible Income Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$78	0.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Flexible Income Fund outperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.88% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s credit exposure, most notably to collateralized loan obligations and non-Agency residential mortgage-backed securities, provided returns that outperformed those of the benchmark. Asset-backed securities also contributed to performance. The Fund’s exposures to floating-rate securities, most notably commercial mortgage-backed securities, detracted from performance.
POSITIONING
The Fund had approximately 70% exposure to credit and 30% exposure to U.S. government-guaranteed assets. The Fund’s duration was shorter than that of the benchmark, and the Fund rotated up in credit quality during the period, deploying cash from maturities into higher-rated bonds.

Top Contributors
↑	Collateralized Loan Obligations
↑	Non-Agency Residential Mortgage-Backed Securities
↑	Asset-Backed Securities

Top Detractors
↓	Floating-Rate Securities
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Flexible Income Fund	PAGE 1	TSR-AR-258620798

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	7.62	5.88	3.22
ICE BofA 1-3 Year Eurodollar Index	6.06	2.46	2.24
ICE BofA SOFR Overnight Rate Index	5.10	2.66	1.87
Bloomberg U.S. Aggregate Bond Index	4.88	-0.40	1.46
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$1,221,858,081
Number of Holdings	1,198
Total Advisory Fees Paid	$6,701,080
Portfolio Turnover	40%
Effective Duration	1.68 years
Weighted Average Life	4.09 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	33.4%
AA	3.6%
A	6.8%
BBB	24.1%
BB	11.2%
B and Below	13.3%
Not Rated	5.4%
Other	2.2%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
Non-Agency Residential Collateralized Mortgage Obligations	15.8%
Collateralized Loan Obligations	15.2%
US Government and Agency Mortgage Backed Obligations	13.5%
Short Term Investments	11.6%
Non-Agency Commercial Mortgage Backed Obligations	11.2%
Bank Loans	11.2%
Asset Backed Obligations	6.5%
Foreign Corporate Bonds	4.8%
US Government and Agency Obligations	4.5%
Cash & Other	5.7%
DoubleLine Flexible Income Fund	PAGE 2	TSR-AR-258620798

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Flexible Income Fund	PAGE 3	TSR-AR-258620798

DoubleLine Flexible Income Fund
Class N | DLINX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the DoubleLine Flexible Income Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$104	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Flexible Income Fund outperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.88% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s credit exposure, most notably to collateralized loan obligations and non-Agency residential mortgage-backed securities, provided returns that outperformed those of the benchmark. Asset-backed securities also contributed to performance. The Fund’s exposures to floating-rate securities, most notably commercial mortgage-backed securities, detracted from performance.
POSITIONING
The Fund had approximately 70% exposure to credit and 30% exposure to U.S. government-guaranteed assets. The Fund’s duration was shorter than that of the benchmark, and the Fund rotated up in credit quality during the period, deploying cash from maturities into higher-rated bonds.

Top Contributors
↑	Collateralized Loan Obligations
↑	Non-Agency Residential Mortgage-Backed Securities
↑	Asset-Backed Securities

Top Detractors
↓	Floating-Rate Securities
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Flexible Income Fund	PAGE 1	TSR-AR-258620780

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class N (without sales charge)	7.24	5.62	2.96
ICE BofA 1-3 Year Eurodollar Index	6.06	2.46	2.24
ICE BofA SOFR Overnight Rate Index	5.10	2.66	1.87
Bloomberg U.S. Aggregate Bond Index	4.88	-0.40	1.46
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$1,221,858,081
Number of Holdings	1,198
Total Advisory Fees Paid	$6,701,080
Portfolio Turnover	40%
Effective Duration	1.68 years
Weighted Average Life	4.09 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	33.4%
AA	3.6%
A	6.8%
BBB	24.1%
BB	11.2%
B and Below	13.3%
Not Rated	5.4%
Other	2.2%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
Non-Agency Residential Collateralized Mortgage Obligations	15.8%
Collateralized Loan Obligations	15.2%
US Government and Agency Mortgage Backed Obligations	13.5%
Short Term Investments	11.6%
Non-Agency Commercial Mortgage Backed Obligations	11.2%
Bank Loans	11.2%
Asset Backed Obligations	6.5%
Foreign Corporate Bonds	4.8%
US Government and Agency Obligations	4.5%
Cash & Other	5.7%
DoubleLine Flexible Income Fund	PAGE 2	TSR-AR-258620780

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Flexible Income Fund	PAGE 3	TSR-AR-258620780

DoubleLine Flexible Income Fund
Class R6 | DFFLX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the DoubleLine Flexible Income Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$72	0.69%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Flexible Income Fund outperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.88% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s credit exposure, most notably to collateralized loan obligations and non-Agency residential mortgage-backed securities, provided returns that outperformed those of the benchmark. Asset-backed securities also contributed to performance. The Fund’s exposures to floating-rate securities, most notably commercial mortgage-backed securities, detracted from performance.
POSITIONING
The Fund had approximately 70% exposure to credit and 30% exposure to U.S. government-guaranteed assets. The Fund’s duration was shorter than that of the benchmark, and the Fund rotated up in credit quality during the period, deploying cash from maturities into higher-rated bonds.

Top Contributors
↑	Collateralized Loan Obligations
↑	Non-Agency Residential Mortgage-Backed Securities
↑	Asset-Backed Securities

Top Detractors
↓	Floating-Rate Securities
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Flexible Income Fund	PAGE 1	TSR-AR-258620533

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/31/2019)
Class R6 (without sales charge)	7.56	5.93	3.02
ICE BofA 1-3 Year Eurodollar Index	6.06	2.46	2.39
ICE BofA SOFR Overnight Rate Index	5.10	2.66	2.54
Bloomberg U.S. Aggregate Bond Index	4.88	-0.40	0.59
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$1,221,858,081
Number of Holdings	1,198
Total Advisory Fees Paid	$6,701,080
Portfolio Turnover	40%
Effective Duration	1.68 years
Weighted Average Life	4.09 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	33.4%
AA	3.6%
A	6.8%
BBB	24.1%
BB	11.2%
B and Below	13.3%
Not Rated	5.4%
Other	2.2%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
Non-Agency Residential Collateralized Mortgage Obligations	15.8%
Collateralized Loan Obligations	15.2%
US Government and Agency Mortgage Backed Obligations	13.5%
Short Term Investments	11.6%
Non-Agency Commercial Mortgage Backed Obligations	11.2%
Bank Loans	11.2%
Asset Backed Obligations	6.5%
Foreign Corporate Bonds	4.8%
US Government and Agency Obligations	4.5%
Cash & Other	5.7%
DoubleLine Flexible Income Fund	PAGE 2	TSR-AR-258620533

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Flexible Income Fund	PAGE 3	TSR-AR-258620533

DoubleLine Low Duration Emerging Markets Fixed Income Fund
Class I | DBLLX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the DoubleLine Low Duration Emerging Markets Fixed Income Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$61	0.59%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Low Duration Emerging Markets Fixed Income Fund underperformed the benchmark J.P. Morgan CEMBI Broad Diversified 1-3 Year Index return of 8.11% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s underweight to Asia and the Middle East relative to the benchmark contributed to Fund performance. The Fund’s overweight to emerging markets sovereign debt and underweight to Europe detracted from Fund performance.
POSITIONING
The Fund maintained a longer duration than that of the benchmark. The Fund was overweight to emerging markets sovereign and quasi-sovereign debt relative to the benchmark and, in terms of regional allocation, was overweight Latin America and underweight Asia.

Top Contributors
↑	Asia Allocation
↑	Middle East Allocation

Top Detractors
↓	Emerging Markets Sovereign Debt Allocation
↓	Europe Allocation
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Low Duration Emerging Markets Fixed Income Fund	PAGE 1	TSR-AR-258620772

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	7.31	3.88	3.12
J.P. Morgan CEMBI Broad Diversified 1-3 Year Index	8.11	4.91	3.67
Bloomberg Global Aggregate Bond Index	3.04	-1.38	0.61
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$141,784,764
Number of Holdings	105
Total Advisory Fees Paid	$537,244
Portfolio Turnover	53%
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AA	0.6%
A	7.8%
BBB	51.3%
BB	37.5%
B and Below	1.6%
Not Rated	0.2%
Other	1.0%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Top Ten Holdings	(% of Net Assets)
Chile Electricity PEC SpA, 01/25/2028	2.9%
EQUATE Petrochemical Co. KSC, 5.00%, 05/18/2025	2.4%
AL Candelaria Spain SA, 7.50%, 12/15/2028	2.3%
Dominican Republic International Bond, 5.50%, 02/22/2029	2.3%
Mexico Generadora de Energia S de RL, 5.50%, 12/06/2032	2.1%
Guatemala Government Bond, 4.50%, 05/03/2026	2.0%
Oversea-Chinese Banking Corp. Ltd., 1.83%, 09/10/2030	2.0%
Banco Nacional de Comercio Exterior SNC/Cayman Islands, 2.72%, 08/11/2031	1.8%
Guara Norte Sarl, 5.20%, 06/15/2034	1.8%
Comision Federal de Electricidad, 4.75%, 02/23/2027	1.8%
DoubleLine Low Duration Emerging Markets Fixed Income Fund	PAGE 2	TSR-AR-258620772

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Low Duration Emerging Markets Fixed Income Fund	PAGE 3	TSR-AR-258620772

DoubleLine Low Duration Emerging Markets Fixed Income Fund
Class N | DELNX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the DoubleLine Low Duration Emerging Markets Fixed Income Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$87	0.84%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Low Duration Emerging Markets Fixed Income Fund underperformed the benchmark J.P. Morgan CEMBI Broad Diversified 1-3 Year Index return of 8.11% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s underweight to Asia and the Middle East relative to the benchmark contributed to Fund performance. The Fund’s overweight to emerging markets sovereign debt and underweight to Europe detracted from Fund performance.
POSITIONING
The Fund maintained a longer duration than that of the benchmark. The Fund was overweight to emerging markets sovereign and quasi-sovereign debt relative to the benchmark and, in terms of regional allocation, was overweight Latin America and underweight Asia.

Top Contributors
↑	Asia Allocation
↑	Middle East Allocation

Top Detractors
↓	Emerging Markets Sovereign Debt Allocation
↓	Europe Allocation
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Low Duration Emerging Markets Fixed Income Fund	PAGE 1	TSR-AR-258620764

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class N (without sales charge)	7.03	3.61	2.86
J.P. Morgan CEMBI Broad Diversified 1-3 Year Index	8.11	4.91	3.67
Bloomberg Global Aggregate Bond Index	3.04	-1.38	0.61
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$141,784,764
Number of Holdings	105
Total Advisory Fees Paid	$537,244
Portfolio Turnover	53%
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AA	0.6%
A	7.8%
BBB	51.3%
BB	37.5%
B and Below	1.6%
Not Rated	0.2%
Other	1.0%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Top Ten Holdings	(% of Net Assets)
Chile Electricity PEC SpA, 01/25/2028	2.9%
EQUATE Petrochemical Co. KSC, 5.00%, 05/18/2025	2.4%
AL Candelaria Spain SA, 7.50%, 12/15/2028	2.3%
Dominican Republic International Bond, 5.50%, 02/22/2029	2.3%
Mexico Generadora de Energia S de RL, 5.50%, 12/06/2032	2.1%
Guatemala Government Bond, 4.50%, 05/03/2026	2.0%
Oversea-Chinese Banking Corp. Ltd., 1.83%, 09/10/2030	2.0%
Banco Nacional de Comercio Exterior SNC/Cayman Islands, 2.72%, 08/11/2031	1.8%
Guara Norte Sarl, 5.20%, 06/15/2034	1.8%
Comision Federal de Electricidad, 4.75%, 02/23/2027	1.8%
DoubleLine Low Duration Emerging Markets Fixed Income Fund	PAGE 2	TSR-AR-258620764

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Low Duration Emerging Markets Fixed Income Fund	PAGE 3	TSR-AR-258620764

DoubleLine Long Duration Total Return Bond Fund
Class I | DBLDX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the DoubleLine Long Duration Total Return Bond Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Long Duration Total Return Bond Fund outperformed the benchmark Bloomberg U.S. Long Government/Credit Index return of 1.72% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund maintained an average duration shorter than that of the benchmark in a period of rising interest rates, which contributed to Fund performance. The Fund’s Agency mortgage-backed security allocation generated strong returns. The Fund’s allocation to U.S. government securities detracted from performance due to duration differences between the Fund and benchmark.
POSITIONING
The Fund invested primarily in long-duration Agency mortgage-backed securities and maintained a high credit quality, with a 100% allocation to AAA-rated and U.S. government-guaranteed assets.

Top Contributors
↑	Shorter Duration Positioning
↑	Agency Mortgage-Backed Securities

Top Detractors
↓	U.S. Government Securities
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Long Duration Total Return Bond Fund	PAGE 1	TSR-AR-258620749

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	2.05	-7.07	-0.72
Bloomberg U.S. Long Government/Credit Index	1.72	-3.74	1.01
Bloomberg U.S. Aggregate Bond Index	4.88	-0.40	1.46
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$54,780,218
Number of Holdings	60
Total Advisory Fees Paid	$48,274
Portfolio Turnover	86%
Effective Duration	13.25 years
Weighted Average Life	9.41 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	90.4%
Other	9.6%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	86.7%
Short Term Investments	12.9%
Futures Contracts	0.2%
Cash & Other	0.2%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
DoubleLine Long Duration Total Return Bond Fund	PAGE 2	TSR-AR-258620749

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Long Duration Total Return Bond Fund	PAGE 3	TSR-AR-258620749

DoubleLine Long Duration Total Return Bond Fund
Class N | DLLDX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the DoubleLine Long Duration Total Return Bond Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$76	0.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Long Duration Total Return Bond Fund outperformed the benchmark Bloomberg U.S. Long Government/Credit Index return of 1.72% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund maintained an average duration shorter than that of the benchmark in a period of rising interest rates, which contributed to Fund performance. The Fund’s Agency mortgage-backed security allocation generated strong returns. The Fund’s allocation to U.S. government securities detracted from performance due to duration differences between the Fund and benchmark.
POSITIONING
The Fund invested primarily in long-duration Agency mortgage-backed securities and maintained a high credit quality, with a 100% allocation to AAA-rated and U.S. government-guaranteed assets.

Top Contributors
↑	Shorter Duration Positioning
↑	Agency Mortgage-Backed Securities

Top Detractors
↓	U.S. Government Securities
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Long Duration Total Return Bond Fund	PAGE 1	TSR-AR-258620731

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class N (without sales charge)	1.94	-7.34	-0.98
Bloomberg U.S. Long Government/Credit Index	1.72	-3.74	1.01
Bloomberg U.S. Aggregate Bond Index	4.88	-0.40	1.46
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$54,780,218
Number of Holdings	60
Total Advisory Fees Paid	$48,274
Portfolio Turnover	86%
Effective Duration	13.25 years
Weighted Average Life	9.41 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	90.4%
Other	9.6%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	86.7%
Short Term Investments	12.9%
Futures Contracts	0.2%
Cash & Other	0.2%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
DoubleLine Long Duration Total Return Bond Fund	PAGE 2	TSR-AR-258620731

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Long Duration Total Return Bond Fund	PAGE 3	TSR-AR-258620731

DoubleLine Strategic Commodity Fund
Class I | DBCMX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the DoubleLine Strategic Commodity Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$107	1.10%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Strategic Commodity Fund underperformed the benchmark Bloomberg Commodity Index Total Return return of 12.28% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
During the period, the Fund was allocated to the Morgan Stanley Backwardation Focused Multi-Commodity Index (MSBFMCI beta exposure) and the DoubleLine Commodity Long Short Strategy (DCLSS alpha exposure), which the Fund gained exposure to using swap contracts. The Fund’s exposure to the MSBFMCI decreased in value, underperforming the benchmark. The Fund’s exposure to the DCLSS decreased in value, underperforming the benchmark. The Fund’s use of derivative instruments to gain exposure to commodities facilitated investment of the Fund’s remaining assets in U.S. Treasuries, which increased in value.
POSITIONING
On average during the period, the Fund had a roughly one-third exposure to the DCLSS and a two-thirds exposure to the MSBFMCI. The Fund was fully collateralized by Treasuries.

Top Contributors
↑	U.S. Treasuries

Top Detractors
↓	Morgan Stanley Backwardation Focused Multi-Commodity Index Beta Exposure
↓	DoubleLine Commodity Long Short Strategy Alpha Exposure
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Strategic Commodity Fund	PAGE 1	TSR-AR-258620715

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/18/2015)
Class I (without sales charge)	-5.70	12.84	3.22
Bloomberg Commodity Index Total Return	12.28	14.51	2.10
S&P 500® Index	8.25	18.59	12.31
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$115,785,396
Number of Holdings	14
Total Advisory Fees Paid	$1,079,170
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?

Morgan Stanley BFMCISM Breakdown	(% of Net Assets)
Energy	32.7%
Grains	18.7%
Livestock	5.1%
Metals	34.3%
Softs	9.2%

Portfolio Sector Allocation Breakdown*	(% of Net Assets)
Morgan Stanley BFMCISM	70.6%
Tactical Commodity Exposure	29.4%
*	The Fund gained exposure to these allocations through the use of swap contracts

Tactical Commodity Exposure Breakdown*	(% of Net Assets)
Long Commodity Allocation	50.8%
Short Commodity Allocation	49.2%
*	The Fund gained exposure to these allocations through the use of swap contracts.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Strategic Commodity Fund	PAGE 2	TSR-AR-258620715

DoubleLine Strategic Commodity Fund
Class N | DLCMX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the DoubleLine Strategic Commodity Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$131	1.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Strategic Commodity Fund underperformed the benchmark Bloomberg Commodity Index Total Return return of 12.28% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
During the period, the Fund was allocated to the Morgan Stanley Backwardation Focused Multi-Commodity Index (MSBFMCI beta exposure) and the DoubleLine Commodity Long Short Strategy (DCLSS alpha exposure), which the Fund gained exposure to using swap contracts. The Fund’s exposure to the MSBFMCI decreased in value, underperforming the benchmark. The Fund’s exposure to the DCLSS decreased in value, underperforming the benchmark. The Fund’s use of derivative instruments to gain exposure to commodities facilitated investment of the Fund’s remaining assets in U.S. Treasuries, which increased in value.
POSITIONING
On average during the period, the Fund had a roughly one-third exposure to the DCLSS and a two-thirds exposure to the MSBFMCI. The Fund was fully collateralized by Treasuries.

Top Contributors
↑	U.S. Treasuries

Top Detractors
↓	Morgan Stanley Backwardation Focused Multi-Commodity Index Beta Exposure
↓	DoubleLine Commodity Long Short Strategy Alpha Exposure
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Strategic Commodity Fund	PAGE 1	TSR-AR-258620723

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/18/2015)
Class N (without sales charge)	-5.89	12.55	2.96
Bloomberg Commodity Index Total Return	12.28	14.51	2.10
S&P 500® Index	8.25	18.59	12.31
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$115,785,396
Number of Holdings	14
Total Advisory Fees Paid	$1,079,170
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?

Morgan Stanley BFMCISM Breakdown	(% of Net Assets)
Energy	32.7%
Grains	18.7%
Livestock	5.1%
Metals	34.3%
Softs	9.2%

Portfolio Sector Allocation Breakdown*	(% of Net Assets)
Morgan Stanley BFMCISM	70.6%
Tactical Commodity Exposure	29.4%
*	The Fund gained exposure to these allocations through the use of swap contracts

Tactical Commodity Exposure Breakdown*	(% of Net Assets)
Long Commodity Allocation	50.8%
Short Commodity Allocation	49.2%
*	The Fund gained exposure to these allocations through the use of swap contracts.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Strategic Commodity Fund	PAGE 2	TSR-AR-258620723

DoubleLine Global Bond Fund
Class I | DBLGX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the DoubleLine Global Bond Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$64	0.63%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Global Bond Fund underperformed the benchmark FTSE World Government Bond Index return of 2.08% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s overweight to South Africa relative to the benchmark and the Fund’s allocation to Japanese securities contributed to performance. The Fund’s overweight to Mexico and underweight to China detracted from performance.
POSITIONING
The Fund maintained a shorter duration than that of the benchmark. In terms of regional allocation, the Fund was overweight relative to the benchmark to Central and Eastern Europe, the Middle East and Africa (CEEMEA) and underweight to emerging Asia.

Top Contributors
↑	South Africa Allocation
↑	Japanese Securities

Top Detractors
↓	Mexico Allocation
↓	China Allocation
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Global Bond Fund	PAGE 1	TSR-AR-258620699

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/17/2015)
Class I (without sales charge)	1.71	-3.00	-0.97
FTSE World Government Bond Index	2.08	-2.97	0.11
Bloomberg Global Aggregate Bond Index	3.04	-1.38	0.82
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$148,711,736
Number of Holdings	57
Total Advisory Fees Paid	$724,862
Portfolio Turnover	89%
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown	(% of Net Assets)
AAA	50.9%
AA	17.8%
A	21.1%
BBB	3.2%
BB	2.6%
Other	4.4%

Top Ten Holdings	(% of Net Assets)
Bundesrepublik Deutschland Bundesanleihe, 08/15/2030	4.6%
French Republic Government Bond OAT, 0.70%, 07/25/2030	4.2%
United States Treasury Note/Bond, 0.88%, 11/15/2030	3.8%
United States Treasury Note/Bond, 0.75%, 01/31/2028	3.7%
United States Treasury Note/Bond, 0.63%, 08/15/2030	3.7%
Japan Government Ten Year Bond, 0.10%, 12/20/2027	3.6%
United States Treasury Note/Bond, 0.63%, 05/15/2030	3.5%
United States Treasury Note/Bond, 0.75%, 05/31/2026	3.2%
Spain Government Bond, 0.60%, 10/31/2029	3.0%
Peru Government Bond, 6.15%, 08/12/2032	2.6%
DoubleLine Global Bond Fund	PAGE 2	TSR-AR-258620699

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Global Bond Fund	PAGE 3	TSR-AR-258620699

DoubleLine Global Bond Fund
Class N | DLGBX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the DoubleLine Global Bond Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$89	0.88%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Global Bond Fund underperformed the benchmark FTSE World Government Bond Index return of 2.08% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s overweight to South Africa relative to the benchmark and the Fund’s allocation to Japanese securities contributed to performance. The Fund’s overweight to Mexico and underweight to China detracted from performance.
POSITIONING
The Fund maintained a shorter duration than that of the benchmark. In terms of regional allocation, the Fund was overweight relative to the benchmark to Central and Eastern Europe, the Middle East and Africa (CEEMEA) and underweight to emerging Asia.

Top Contributors
↑	South Africa Allocation
↑	Japanese Securities

Top Detractors
↓	Mexico Allocation
↓	China Allocation
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Global Bond Fund	PAGE 1	TSR-AR-258620681

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/17/2015)
Class N (without sales charge)	1.61	-3.24	-1.21
FTSE World Government Bond Index	2.08	-2.97	0.11
Bloomberg Global Aggregate Bond Index	3.04	-1.38	0.82
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$148,711,736
Number of Holdings	57
Total Advisory Fees Paid	$724,862
Portfolio Turnover	89%
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown	(% of Net Assets)
AAA	50.9%
AA	17.8%
A	21.1%
BBB	3.2%
BB	2.6%
Other	4.4%

Top Ten Holdings	(% of Net Assets)
Bundesrepublik Deutschland Bundesanleihe, 08/15/2030	4.6%
French Republic Government Bond OAT, 0.70%, 07/25/2030	4.2%
United States Treasury Note/Bond, 0.88%, 11/15/2030	3.8%
United States Treasury Note/Bond, 0.75%, 01/31/2028	3.7%
United States Treasury Note/Bond, 0.63%, 08/15/2030	3.7%
Japan Government Ten Year Bond, 0.10%, 12/20/2027	3.6%
United States Treasury Note/Bond, 0.63%, 05/15/2030	3.5%
United States Treasury Note/Bond, 0.75%, 05/31/2026	3.2%
Spain Government Bond, 0.60%, 10/31/2029	3.0%
Peru Government Bond, 6.15%, 08/12/2032	2.6%
DoubleLine Global Bond Fund	PAGE 2	TSR-AR-258620681

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Global Bond Fund	PAGE 3	TSR-AR-258620681

DoubleLine Infrastructure Income Fund
Class I | BILDX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the DoubleLine Infrastructure Income Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$61	0.59%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Infrastructure Income Fund outperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.88% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by interest rate moves as rates declined sharply across the short to intermediate tenors of the U.S. Treasury curve. Every sector of the Fund generated a positive return, with shorter-duration sectors contributing the most to performance due to the flattening of the Treasury yield curve.
POSITIONING
The Fund is positioned with a shorter duration and larger credit allocation than the benchmark. It also holds allocations to infrastructure asset-backed securities and corporate credit assets while including Treasuries and emerging markets fixed-income debt.

Top Contributors
↑	Asset-Backed Securities
↑	U.S. Investment Grade Corporate Credit

Top Detractors
↓	No Sector Detracted from Performance, but the U.S. Treasury Allocation was the Laggard
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Infrastructure Income Fund	PAGE 1	TSR-AR-258620673

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/01/2016)
Class I (without sales charge)	6.41	3.24	2.67
Bloomberg U.S. Aggregate Bond Index	4.88	-0.40	1.41
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$362,914,494
Number of Holdings	103
Total Advisory Fees Paid	$1,885,790
Portfolio Turnover	45%
Effective Duration	5.16 years
Weighted Average Life	7.58 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	2.5%
AA	6.9%
A	26.8%
BBB	53.8%
BB	5.9%
Not Rated	2.7%
Other	1.4%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
Asset Backed Obligations	45.4%
Corporate Bonds	42.6%
Foreign Corporate Bonds	8.6%
US Government and Agency Obligations	1.1%
Short Term Investments	1.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.8%
Cash & Other	0.5%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
DoubleLine Infrastructure Income Fund	PAGE 2	TSR-AR-258620673

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Infrastructure Income Fund	PAGE 3	TSR-AR-258620673

DoubleLine Infrastructure Income Fund
Class N | BILTX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the DoubleLine Infrastructure Income Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$87	0.84%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Infrastructure Income Fund outperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.88% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by interest rate moves as rates declined sharply across the short to intermediate tenors of the U.S. Treasury curve. Every sector of the Fund generated a positive return, with shorter-duration sectors contributing the most to performance due to the flattening of the Treasury yield curve.
POSITIONING
The Fund is positioned with a shorter duration and larger credit allocation than the benchmark. It also holds allocations to infrastructure asset-backed securities and corporate credit assets while including Treasuries and emerging markets fixed-income debt.

Top Contributors
↑	Asset-Backed Securities
↑	U.S. Investment Grade Corporate Credit

Top Detractors
↓	No Sector Detracted from Performance, but the U.S. Treasury Allocation was the Laggard
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Infrastructure Income Fund	PAGE 1	TSR-AR-258620665

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/01/2016)
Class N (without sales charge)	6.14	2.98	2.41
Bloomberg U.S. Aggregate Bond Index	4.88	-0.40	1.41
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$362,914,494
Number of Holdings	103
Total Advisory Fees Paid	$1,885,790
Portfolio Turnover	45%
Effective Duration	5.16 years
Weighted Average Life	7.58 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	2.5%
AA	6.9%
A	26.8%
BBB	53.8%
BB	5.9%
Not Rated	2.7%
Other	1.4%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
Asset Backed Obligations	45.4%
Corporate Bonds	42.6%
Foreign Corporate Bonds	8.6%
US Government and Agency Obligations	1.1%
Short Term Investments	1.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.8%
Cash & Other	0.5%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
DoubleLine Infrastructure Income Fund	PAGE 2	TSR-AR-258620665

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Infrastructure Income Fund	PAGE 3	TSR-AR-258620665

DoubleLine Shiller Enhanced International CAPE®
Class I | DSEUX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the DoubleLine Shiller Enhanced International CAPE® for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$64	0.63%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Shiller Enhanced International CAPE® underperformed the benchmark MSCI Europe Net Total Return USD Index return of 6.87% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
Three of the Fund’s six sector allocations appreciated in value. The communication services allocation was the biggest contributor to Fund performance while consumer staples was the biggest detractor. Every sector within the Fund’s fixed-income portfolio increased in value. The biggest contributor to portfolio performance by sector was non-Agency mortgage-backed securities while the laggard was U.S. government securities.
POSITIONING
The Shiller Barclays CAPE® Europe Sector Net TR NoC USD Index, to which the Fund gained exposure through the use of swap contracts, was allocated to six sectors: consumer discretionary, consumer staples, communication services, health care, materials and utilities. The Fund’s use of swap contracts to gain exposure to equities facilitated investment of the Fund’s remaining assets in fixed income securities across eight sectors: bank loans, investment grade corporate bonds, Agency residential mortgage-backed securities (RMBS), non-Agency RMBS, asset-backed securities, commercial MBS, collateralized loan obligations and U.S. government securities.

Top Contributors
↑	Communication Services
↑	Utilities
↑	Fixed Income Collateral Portfolio

Top Detractors
↓	Consumer Staples
↓	Consumer Discretionary
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Shiller Enhanced International CAPE®	PAGE 1	TSR-AR-258620632

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/23/2016)
Class I (without sales charge)	2.15	13.25	7.04
MSCI Europe Net Total Return USD Index	6.87	13.15	7.93
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$28,344,569
Number of Holdings	279
Total Advisory Fees Paid	$0
Portfolio Turnover	66%
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	52.4%
AA	4.6%
A	6.9%
BBB	13.3%
BB	1.5%
B and Below	8.0%
Not Rated	4.1%
Other	9.2%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
Non-Agency Residential Collateralized Mortgage Obligations	18.2%
US Government and Agency Obligations	15.5%
Corporate Bonds	14.5%
Non-Agency Commercial Mortgage Backed Obligations	13.7%
Collateralized Loan Obligations	13.0%
Short Term Investments	9.1%
Asset Backed Obligations	7.8%
US Government and Agency Mortgage Backed Obligations	4.5%
Affiliated Mutual Funds	2.3%
Cash & Other	1.4%

CAPE Sector Breakdown*	(% of Net Assets)
Utilities	27.5%
Consumer Staples	25.1%
Materials	23.9%
Health Care	23.5%
*	The Fund gained exposure to these allocations through the use of swap contracts.
DoubleLine Shiller Enhanced International CAPE®	PAGE 2	TSR-AR-258620632

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Shiller Enhanced International CAPE®	PAGE 3	TSR-AR-258620632

DoubleLine Shiller Enhanced International CAPE®
Class N | DLEUX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the DoubleLine Shiller Enhanced International CAPE® for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$89	0.88%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Shiller Enhanced International CAPE® underperformed the benchmark MSCI Europe Net Total Return USD Index return of 6.87% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
Three of the Fund’s six sector allocations appreciated in value. The communication services allocation was the biggest contributor to Fund performance while consumer staples was the biggest detractor. Every sector within the Fund’s fixed-income portfolio increased in value. The biggest contributor to portfolio performance by sector was non-Agency mortgage-backed securities while the laggard was U.S. government securities.
POSITIONING
The Shiller Barclays CAPE® Europe Sector Net TR NoC USD Index, to which the Fund gained exposure through the use of swap contracts, was allocated to six sectors: consumer discretionary, consumer staples, communication services, health care, materials and utilities. The Fund’s use of swap contracts to gain exposure to equities facilitated investment of the Fund’s remaining assets in fixed income securities across eight sectors: bank loans, investment grade corporate bonds, Agency residential mortgage-backed securities (RMBS), non-Agency RMBS, asset-backed securities, commercial MBS, collateralized loan obligations and U.S. government securities.

Top Contributors
↑	Communication Services
↑	Utilities
↑	Fixed Income Collateral Portfolio

Top Detractors
↓	Consumer Staples
↓	Consumer Discretionary
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Shiller Enhanced International CAPE®	PAGE 1	TSR-AR-258620624

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/23/2016)
Class N (without sales charge)	1.86	12.95	6.77
MSCI Europe Net Return USD Index	6.87	13.15	7.93
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$28,344,569
Number of Holdings	279
Total Advisory Fees Paid	$0
Portfolio Turnover	66%
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	52.4%
AA	4.6%
A	6.9%
BBB	13.3%
BB	1.5%
B and Below	8.0%
Not Rated	4.1%
Other	9.2%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
Non-Agency Residential Collateralized Mortgage Obligations	18.2%
US Government and Agency Obligations	15.5%
Corporate Bonds	14.5%
Non-Agency Commercial Mortgage Backed Obligations	13.7%
Collateralized Loan Obligations	13.0%
Short Term Investments	9.1%
Asset Backed Obligations	7.8%
US Government and Agency Mortgage Backed Obligations	4.5%
Affiliated Mutual Funds	2.3%
Cash & Other	1.4%

CAPE Sector Breakdown*	(% of Net Assets)
Utilities	27.5%
Consumer Staples	25.1%
Materials	23.9%
Health Care	23.5%
*	The Fund gained exposure to these allocations through the use of swap contracts.
DoubleLine Shiller Enhanced International CAPE®	PAGE 2	TSR-AR-258620624

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Shiller Enhanced International CAPE®	PAGE 3	TSR-AR-258620624

DoubleLine Emerging Markets Local Currency Bond Fund
Class I | DBELX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the DoubleLine Emerging Markets Local Currency Bond Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$91	0.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Emerging Markets Local Currency Bond Fund underperformed the benchmark J.P. Morgan GBI-EM Global Diversified Index return of 4.03% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s overweight to South Africa relative to the benchmark contributed to Fund performance. The Fund’s overweight to Latin America and Indonesia detracted from Fund performance.
POSITIONING
The Fund maintained a shorter duration than that of the benchmark. In terms of regional allocation, the Fund was underweight Asia relative to the benchmark.

Top Contributors
↑	South Africa Allocation

Top Detractors
↓	Latin America Allocation, in Particular Brazil and Mexico
↓	Indonesia Allocation
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
DoubleLine Emerging Markets Local Currency Bond Fund	PAGE 1	TSR-AR-258620582

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/28/2019)
Class I (without sales charge)	2.04	2.28	-0.37
J.P. Morgan GBI-EM Global Diversified Index	4.03	2.30	-0.15
Bloomberg Global Aggregate Bond Index	3.04	-1.38	-1.05
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$12,352,193
Number of Holdings	50
Total Advisory Fees Paid	$0
Portfolio Turnover	43%
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	20.3%
AA	5.8%
A	21.0%
BBB	30.9%
BB	19.2%
Other	2.8%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Currency Exposure Breakdown	(% of Net Assets)
Indonesian Rupiah	12.8%
South African Rand	10.8%
Mexican Peso	10.1%
Indian Rupee	9.1%
Brazilian Real	8.1%
Polish Zloty	7.7%
Thai Baht	5.0%
Chinese Yuan Renminbi	4.8%
Czech Koruna	4.6%
Peruvian Nuevo Sol	4.1%
Colombian Peso	3.7%
U.S. Dollar	3.7%
Romanian New Leu	3.6%
Malaysian Ringgit	3.4%
Singapore Dollar	2.5%
Hungarian Forint	2.4%
New Israeli Sheqel	2.1%
Chilean Peso	0.8%
Philippine Peso	0.7%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
DoubleLine Emerging Markets Local Currency Bond Fund	PAGE 2	TSR-AR-258620582

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Emerging Markets Local Currency Bond Fund	PAGE 3	TSR-AR-258620582

DoubleLine Emerging Markets Local Currency Bond Fund
Class N | DLELX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the DoubleLine Emerging Markets Local Currency Bond Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$116	1.15%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Emerging Markets Local Currency Bond Fund underperformed the benchmark J.P. Morgan GBI-EM Global Diversified Index return of 4.03% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s overweight to South Africa relative to the benchmark contributed to Fund performance. The Fund’s overweight to Latin America and Indonesia detracted from Fund performance.
POSITIONING
The Fund maintained a shorter duration than that of the benchmark. In terms of regional allocation, the Fund was underweight Asia relative to the benchmark.

Top Contributors
↑	South Africa Allocation

Top Detractors
↓	Latin America Allocation, in Particular Brazil and Mexico
↓	Indonesia Allocation
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
DoubleLine Emerging Markets Local Currency Bond Fund	PAGE 1	TSR-AR-258620574

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/28/2019)
Class N (without sales charge)	1.75	2.03	-0.61
J.P. Morgan GBI-EM Global Diversified Index	4.03	2.30	-0.15
Bloomberg Global Aggregate Bond Index	3.04	-1.38	-1.05
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$12,352,193
Number of Holdings	50
Total Advisory Fees Paid	$0
Portfolio Turnover	43%
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	20.3%
AA	5.8%
A	21.0%
BBB	30.9%
BB	19.2%
Other	2.8%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Currency Exposure Breakdown	(% of Net Assets)
Indonesian Rupiah	12.8%
South African Rand	10.8%
Mexican Peso	10.1%
Indian Rupee	9.1%
Brazilian Real	8.1%
Polish Zloty	7.7%
Thai Baht	5.0%
Chinese Yuan Renminbi	4.8%
Czech Koruna	4.6%
Peruvian Nuevo Sol	4.1%
Colombian Peso	3.7%
U.S. Dollar	3.7%
Romanian New Leu	3.6%
Malaysian Ringgit	3.4%
Singapore Dollar	2.5%
Hungarian Forint	2.4%
New Israeli Sheqel	2.1%
Chilean Peso	0.8%
Philippine Peso	0.7%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
DoubleLine Emerging Markets Local Currency Bond Fund	PAGE 2	TSR-AR-258620574

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Emerging Markets Local Currency Bond Fund	PAGE 3	TSR-AR-258620574

DoubleLine Income Fund
Class I | DBLIX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the DoubleLine Income Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$68	0.65%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Income Fund outperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.88% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
All sectors within the Fund generated positive performance. The biggest contributor to Fund performance was non-Agency residential mortgage-backed securities, which experienced a favorable supply-demand dynamic driven by low new issuance and heightened investor demand. Collateralized loan obligations also contributed due to their high interest income and strong investor demand for floating-rate bonds.
POSITIONING
The duration and yield to maturity of the Fund decreased. The target allocations to Agency mortgage-backed securities and commercial mortgage-backed securities increased. The target allocations to non-Agency mortgage-backed securities and collateralized loan obligations decreased. The target allocation to asset-backed securities remained unchanged.

Top Contributors
↑	Non-Agency Residential Mortgage-Backed Securities
↑	Collateralized Loan Obligations

Top Detractors
↓	No Sectors Detracted from Performance, but U.S. Treasuries and Agency Mortgage-Backed Securities were the Laggards
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Income Fund	PAGE 1	TSR-AR-258620517

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/03/2019)
Class I (without sales charge)	8.75	5.45	1.35
Bloomberg U.S. Aggregate Bond Index	4.88	-0.40	0.10
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$112,028,634
Number of Holdings	217
Total Advisory Fees Paid	$333,313
Portfolio Turnover	31%
Effective Duration	1.52 years
Weighted Average Life	4.44 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	35.7%
AA	6.0%
A	6.4%
BBB	32.2%
BB	7.1%
B and Below	1.5%
Not Rated	8.2%
Other	2.9%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
Non-Agency Residential Collateralized Mortgage Obligations	27.6%
Non-Agency Commercial Mortgage Backed Obligations	23.7%
Collateralized Loan Obligations	19.0%
US Government and Agency Mortgage Backed Obligations	16.8%
Asset Backed Obligations	9.8%
Short Term Investments	2.9%
Cash & Other	0.2%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
DoubleLine Income Fund	PAGE 2	TSR-AR-258620517

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Income Fund	PAGE 3	TSR-AR-258620517

DoubleLine Income Fund
Class N | DBLNX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the DoubleLine Income Fund for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$94	0.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Income Fund outperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.88% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
All sectors within the Fund generated positive performance. The biggest contributor to Fund performance was non-Agency residential mortgage-backed securities, which experienced a favorable supply-demand dynamic driven by low new issuance and heightened investor demand. Collateralized loan obligations also contributed due to their high interest income and strong investor demand for floating-rate bonds.
POSITIONING
The duration and yield to maturity of the Fund decreased. The target allocations to Agency mortgage-backed securities and commercial mortgage-backed securities increased. The target allocations to non-Agency mortgage-backed securities and collateralized loan obligations decreased. The target allocation to asset-backed securities remained unchanged.

Top Contributors
↑	Non-Agency Residential Mortgage-Backed Securities
↑	Collateralized Loan Obligations

Top Detractors
↓	No Sectors Detracted from Performance, but U.S. Treasuries and Agency Mortgage-Backed Securities were the Laggards
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Income Fund	PAGE 1	TSR-AR-258620491

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/03/2019)
Class N (without sales charge)	8.48	5.20	1.11
Bloomberg U.S. Aggregate Bond Index	4.88	-0.40	0.10
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$112,028,634
Number of Holdings	217
Total Advisory Fees Paid	$333,313
Portfolio Turnover	31%
Effective Duration	1.52 years
Weighted Average Life	4.44 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	35.7%
AA	6.0%
A	6.4%
BBB	32.2%
BB	7.1%
B and Below	1.5%
Not Rated	8.2%
Other	2.9%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
Non-Agency Residential Collateralized Mortgage Obligations	27.6%
Non-Agency Commercial Mortgage Backed Obligations	23.7%
Collateralized Loan Obligations	19.0%
US Government and Agency Mortgage Backed Obligations	16.8%
Asset Backed Obligations	9.8%
Short Term Investments	2.9%
Cash & Other	0.2%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
DoubleLine Income Fund	PAGE 2	TSR-AR-258620491

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Income Fund	PAGE 3	TSR-AR-258620491

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s Principal Executive Officer and Principal Financial Officer. The Registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The Registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the Registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s Audit Committee members have substantial financial expertise and include members with considerable professional experience in the financial markets, the securities markets, and the investment banking and investment management industries, including in respect of the type of financial accounting or valuation issues that are likely to come before the Audit Committee. Although the Registrant does not currently have an Audit Committee member designated as an “audit committee financial expert,” as defined under instructions to Item 3(a), serving on its Audit Committee, the Registrant’s Audit Committee has determined that its members collectively have sufficient financial expertise and experience to address any issues that are likely to come before the committee.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 3/31/2025	FYE 3/31/2024
(a) Audit Fees	$1,089,200	$1,130,636
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$273,465	$278,054
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the Registrant, including services provided to any entity affiliated with the Registrant.

(e)(2) The percentage of fees billed by PricewaterhouseCoopers LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 3/31/2025	FYE 3/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the Registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the Registrant’s accountant for services to the Registrant and to the Registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 3/31/2025	FYE 3/31/2024
Registrant	$273,465	$278,054
Registrant’s Investment Adviser	$344,330	$365,847

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The Registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The Registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not applicable.

Item 6. Investments.

Schedule of Investments is included within the financial statements filed under Item 7 of this Form N-CSR.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Annual Financial Statements and Other Information
March 31, 2025

	Class Shares	Class Shares	Class Shares
DoubleLine Total Return Bond Fund	DBLTX	DLTNX	DDTRX
DoubleLine Core Fixed Income Fund	DBLFX	DLFNX	DDCFX
DoubleLine Emerging Markets Fixed Income Fund	DBLEX	DLENX	—
DoubleLine Low Duration Bond Fund	DBLSX	DLSNX	DDLDX
DoubleLine Floating Rate Fund	DBFRX	DLFRX	—
DoubleLine Shiller Enhanced CAPE®	DSEEX	DSENX	DDCPX
DoubleLine Flexible Income Fund	DFLEX	DLINX	DFFLX
DoubleLine Low Duration Emerging Markets Fixed Income Fund	DBLLX	DELNX	—
DoubleLine Long Duration Total Return Bond Fund	DBLDX	DLLDX	—
DoubleLine Strategic Commodity Fund	DBCMX	DLCMX	—
DoubleLine Global Bond Fund	DBLGX	DLGBX	—
DoubleLine Infrastructure Income Fund	BILDX	BILTX	—
DoubleLine Shiller Enhanced International CAPE®	DSEUX	DLEUX	—
DoubleLine Emerging Markets Local Currency Bond Fund	DBELX	DLELX	—
DoubleLine Income Fund	DBLIX	DBLNX	—

DoubleLine || 2002 North Tampa Street, Suite 200 || Tampa, FL 33602 || (813) 791-7333
fundinfo@doubleline.com || www.doubleline.com

Annual Financial Statements and Other Information	March 31, 2025	3

Schedule of Investments DoubleLine Total Return Bond Fund	March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
ASSET BACKED OBLIGATIONS - 5.8%
	Affirm, Inc.
26,635,000	Series 2023-B-A	6.82%(a)	09/15/2028	26,843,632
	Aligned Data Centers Issuer LLC
12,950,000	Series 2021-1A-A2	1.94%(a)	08/15/2046	12,411,605
11,550,000	Series 2021-1A-B	2.48%(a)	08/15/2046	11,060,369
	ALTDE Trust
25,667,468	Series 2025-1A-A	5.90%(a)	08/15/2050	25,965,005
	American Credit Acceptance Receivables Trust
2,800,000	Series 2024-4-C	4.91%(a)	08/12/2031	2,798,997
	Apollo Aviation Securitization Equity Trust
3,596,243	Series 2018-1A-B	5.44%(a)	01/16/2038	1,153,675
8,115,251	Series 2020-1A-A	3.35%(a)	01/16/2040	7,854,249
11,711,577	Series 2024-1A-A1	6.26%(a)	05/16/2049	11,991,694
33,882,370	Series 2024-1A-B	6.90%(a)	05/16/2049	35,364,317
55,920,524	Series 2024-2A-A	5.93%(a)	09/16/2049	56,517,755
8,547,383	Series 2024-2A-B	6.61%(a)	09/16/2049	8,778,162
26,067,359	Series 2025-1A-A	5.94%(a)	02/16/2050	26,318,232
	Blue Stream Communications LLC
21,500,000	Series 2024-1A-A2	5.41%(a)	11/20/2054	21,734,621
	Bojangles Issuer LLC
18,000,000	Series 2024-1A-A2	6.58%(a)	11/20/2054	18,116,122
	Bridgecrest Lending Auto Securitization Trust
19,700,000	Series 2024-4-C	4.83%	08/15/2030	19,687,573
	CAI International, Inc.
10,735,075	Series 2020-1A-A	2.22%(a)	09/25/2045	10,091,719
	Cajun Global LLC
9,700,000	Series 2021-1-A2	3.93%(a)	11/20/2051	9,342,796
	Carbon Level Mitigation Trust
17,804,056	Series 2021-3-CERT	1.79%(a)(b)	09/08/2051	10,766,629
27,456,279	Series 2022-3-CERT	0.23%(a)	11/21/2052	14,808,929
	Carvana Auto Receivables Trust
10,770,000	Series 2024-P3-B	4.53%	11/11/2030	10,654,134
	Castlelake Aircraft Securitization Trust
4,605,216	Series 2017-1R-A	2.74%(a)	08/15/2041	4,436,145
14,653,413	Series 2025-1A-A	5.78%(a)	02/15/2050	14,757,320
	Cloud Capital Holdco LP
27,250,000	Series 2024-2A-A2	5.92%(a)	11/22/2049	27,545,848
	Coinstar Funding LLC
11,803,388	Series 2017-1A-A2	5.22%(a)	04/25/2047	10,939,495
	Cologix Data Centers US Issuer LLC
8,725,000	Series 2021-1A-A2	3.30%(a)	12/26/2051	8,358,048
	Commonbond Student Loan Trust
1,277,006	Series 2016-A-A1	3.32%(a)	05/25/2040	1,234,706
	Compass Datacenters LLC
10,680,000	Series 2024-1A-A1	5.25%(a)	02/25/2049	10,737,621
16,250,000	Series 2025-1A-A3	5.85%(a)	02/25/2050	16,468,309
	Container Leasing International LLC
4,081,146	Series 2020-1A-A	2.08%(a)	09/18/2045	3,775,158
	Cyrusone Holdco LLC
18,200,000	Series 2023-1A-A2	4.30%(a)	04/20/2048	17,726,176
7,650,000	Series 2025-1A-A2	5.91%(a)	02/20/2050	7,774,788
	DataBank Issuer
39,300,000	Series 2021-1A-A2	2.06%(a)	02/27/2051	38,180,496
31,000,000	Series 2021-2A-A2	2.40%(a)	10/25/2051	29,590,849
3,350,000	Series 2021-2A-B	2.79%(a)	10/25/2051	3,168,668
	DB Master Finance Parent LLC
27,815,625	Series 2021-1A-A23	2.79%(a)	11/20/2051	24,054,649
	Diamond Issuer
6,000,000	Series 2021-1A-B	2.70%(a)	11/20/2051	5,552,606
	DigitalBridge Group, Inc.
6,300,000	Series 2023-1A-B	5.75%(a)	09/15/2048	6,264,411

Principal Amount $	Security Description	Rate	Maturity	Value $
	Diversified Energy Co. PLC
10,996,328	Series 2024-1A-A1	7.08%(a)	05/30/2044	11,184,904
	Dividend Solar Loans LLC
13,227,708	Series 2019-1-A	3.67%(a)	08/22/2039	11,853,090
	ECAF Ltd.
17,791,873	Series 2015-1A-A2	4.95%(a)	06/15/2040	14,851,179
	Falcon Aerospace Ltd.
424,729	Series 2017-1-A	4.58%(a)	02/15/2042	427,867
	Falko Regional Aircraft Ltd.
26,950,806	Series 2021-1A-A	5.75%	04/15/2041	26,487,171
	FWEA
19,562,726	Series 2024-1-A	7.15%(c)	08/25/2044	19,832,691
	GAIA Aviation Ltd.
8,817,223	Series 2019-1-A	3.97%(a)(d)	12/15/2044	8,564,945
	Gilead Aviation LLC
16,000,000	Series 2025-1A-B	6.52%(a)	03/15/2050	16,470,992
	Global Sea Containers Two SRL
16,664,859	Series 2020-1A-A	2.17%(a)	10/17/2040	15,723,488
	GoodLeap Home Improvement Solutions Trust
17,219,744	Series 2024-1A-A	5.35%(a)	10/20/2046	17,456,764
	GreenSky Home Improvement Issuer Trust
10,000,000	Series 2024-2-A3	5.15%(a)	10/27/2059	10,034,454
	Helios Issuer LLC
5,811,914	Series 2018-1A-A	4.87%(a)	07/20/2048	5,518,709
5,174,165	Series 2019-AA-A	3.75%(a)	06/20/2046	4,720,229
14,056,822	Series 2020-2A-A	2.73%(a)	11/01/2055	11,528,990
5,759,493	Series 2021-C-B	2.33%(a)	10/20/2048	4,065,375
	HERO Funding Trust
1,639,206	Series 2016-3A-A2	3.91%(a)	09/20/2042	1,508,298
4,335,308	Series 2016-4A-A2	4.29%(a)	09/20/2047	4,012,014
	Horizon Aircraft Finance Ltd.
7,234,549	Series 2019-1-A	3.72%(a)	07/15/2039	6,966,494
24,813,750	Series 2024-1-A	5.38%(a)	09/15/2049	24,533,975
	ITE Rail Fund Levered LP
11,397,916	Series 2024-1A-A	4.99%(a)	09/28/2054	11,206,609
	Jack in the Box, Inc.
36,480,000	Series 2019-1A-A23	4.97%(a)	08/25/2049	35,224,975
	Jersey Mike’s Funding
4,554,000	Series 2019-1A-A2	4.43%(a)	02/15/2050	4,507,363
14,000,000	Series 2024-1A-A2	5.64%(a)	02/15/2055	14,173,522
	Jimmy Johns LLC
20,124,000	Series 2017-1A-A2II	4.85%(a)	07/30/2047	19,902,175
	JOL Air Ltd.
6,975,445	Series 2019-1-A	3.97%(a)	04/15/2044	6,858,655
	Labrador Aviation Finance Ltd.
43,585,502	Series 2016-1A-A1	4.30%(a)	01/15/2042	42,510,291
	Loanpal Solar Loan Ltd.
1,295,174	Series 2021-1GS-B	2.84%(a)	01/20/2048	1,000,430
	Luminace Issuer LLC
13,879,408	Series 2024-1-A	5.87%(a)	10/30/2031	13,802,208
	Lunar Aircraft Ltd.
8,217,614	Series 2020-1A-A	3.38%(a)	02/15/2045	7,964,808
	Lunar Structured Aircraft Portfolio Notes
958,463	Series 2021-1-B	3.43%(a)	10/15/2046	884,978
	Mariner Finance Issuance Trust
35,000,000	Series 2024-BA-A	4.91%(a)	11/20/2038	35,274,705
	Marlette Funding Trust
7,700,000	Series 2024-1A-B	6.07%(a)	07/17/2034	7,793,336
	Mosaic Solar Loans LLC
9,791,759	Series 2017-2A-A	3.82%(a)	06/22/2043	9,045,536
6,066,179	Series 2018-1A-A	4.01%(a)	06/22/2043	5,582,409

4	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
7,827,106	Series 2018-2GS-A	4.20%(a)	02/22/2044	7,210,190
1,268,948	Series 2019-1A-A	4.37%(a)	12/21/2043	1,184,457
	Navient Student Loan Trust
13,037,843	Series 2017-A-B	3.91%(a)	12/16/2058	12,894,518
11,000,000	Series 2018-BA-B	4.13%(a)	12/15/2059	10,687,543
	Navigator Aircraft ABS Ltd.
9,992,060	Series 2021-1-B	3.57%(a)(d)	11/15/2046	9,289,668
	NBC Funding LLC
16,566,750	Series 2024-1A-A2	6.75%(a)	07/30/2054	16,864,561
	Neighborly Issuer
14,196,875	Series 2021-1A-A2	3.58%(a)	04/30/2051	13,374,219
	NP Railcar Holdings LLC
2,556,432	Series 2021-1A-A1	2.23%(a)	03/19/2051	2,450,423
	Pagaya AI Debt Selection Trust
2,622,463	Series 2024-1-A	6.66%(a)	07/15/2031	2,648,707
3,400,258	Series 2024-8-B	5.46%(a)	01/15/2032	3,403,142
	Pioneer Aircraft Finance Ltd.
23,340,003	Series 2019-1-A	3.97%(a)	06/15/2044	22,795,200
	Primrose Holdings, Inc.
12,432,000	Series 2019-1A-A2	4.48%(a)	07/30/2049	12,265,278
	Project Silver
23,531,274	Series 2019-1-A	3.97%(a)	07/15/2044	22,758,107
	Raptor Aircraft Finance
12,454,257	Series 2019-1-A	4.21%(a)	08/23/2044	11,313,596
	Renew
5,967,199	Series 2017-2A-A	3.22%(a)	09/22/2053	5,401,435
	Research-Driven Pagaya Motor Asset Trust
13,721,048	Series 2021-2A-A	2.65%(a)	03/25/2030	13,420,734
7,750,000	Series 2025-1A-B	5.49%(a)	06/27/2033	7,763,524
	Sapphire Aviation Finance Ltd.
27,286,944	Series 2020-1A-A	3.23%(a)	03/15/2040	26,065,717
5,449,044	Series 2020-1A-B	4.34%(a)	03/15/2040	4,798,744
	SEB Funding LLC
17,705,625	Series 2021-1A-A2	4.97%(a)	01/30/2052	17,303,962
	ServiceMaster Funding LLC
3,912,077	Series 2020-1-A2II	3.34%(a)	01/30/2051	3,377,895
	SFS Auto Receivables Securitization Trust
11,300,000	Series 2024-3A-A4	4.60%(a)	11/20/2031	11,360,514
	Shenton Aircraft Investment Ltd.
15,700,325	Series 2015-1A-A	4.75%(a)	10/15/2042	15,314,191
	Sierra Timeshare Conduit Receivables Funding LLC
937,306	Series 2021-2A-C	1.95%(a)	09/20/2038	910,404
1,124,767	Series 2021-2A-D	3.23%(a)	09/20/2038	1,089,381
	SLM Student Loan Trust
3,597,306	Series 2006-A-A5 (3 mo. Term SOFR + 0.55%, 0.00% Floor)	4.85%	06/15/2039	3,491,416
2,735,792	Series 2006-B-A5 (3 mo. Term SOFR + 0.53%, 0.00% Floor)	4.83%	12/15/2039	2,668,523
	SOFI Alternative Trust
2,107,463	Series 2021-1-PT2	9.72%(a)(b)	05/25/2030	2,091,273
6,824,481	Series 2021-2-A	1.25%(a)	08/15/2030	6,697,553
500,000	Series 2021-2-R1	0.00%(a)(c)(e)	08/15/2030	2,149,814
9,127,433	Series 2021-3-A	1.50%(a)	11/15/2030	8,949,128
950,000	Series 2021-3-R1	0.00%(a)(c)(e)	11/15/2030	4,286,262
	SoFi Consumer Loan Program Trust
3,452,000	Series 2025-1-C	5.42%(a)	02/27/2034	3,497,191
	SoFi Professional Loan Program LLC
9,564,595	Series 2017-E-B	3.49%(a)	11/26/2040	9,443,604
13,000,000	Series 2017-E-C	4.16%(a)	11/26/2040	12,484,311
12,800,000	Series 2018-A-B	3.61%(a)	02/25/2042	12,309,980
18,000,000	Series 2018-B-BFX	3.83%(a)	08/25/2047	17,351,617

Principal Amount $	Security Description	Rate	Maturity	Value $
	Sprite/KY
14,054,869	Series 2021-1-A	3.75%(a)	11/15/2046	13,583,764
	Stack Infrastructure Issuer LLC
5,750,000	Series 2020-1A-A2	1.89%(a)	08/25/2045	5,676,865
	Start/Bermuda
10,257,707	Series 2018-1-A	4.09%(a)	05/15/2043	10,245,193
	Stonepeak ABS
1,912,903	Series 2021-1A-A	2.68%(a)	02/28/2033	1,821,950
3,746,688	Series 2021-1A-B	3.82%(a)	02/28/2033	3,493,059
	Subway Funding LLC
19,800,375	Series 2024-1A-A23	6.51%(a)	07/30/2054	20,231,045
6,244,350	Series 2024-3A-A23	5.91%(a)	07/30/2054	6,181,379
	Sunbird Engine Finance
30,108,111	Series 2020-1A-A	3.67%(a)	02/15/2045	29,136,281
	Switch ABS Issuer LLC
27,500,000	Series 2024-2A-A2	5.44%(a)	06/25/2054	27,376,000
8,500,000	Series 2024-2A-B	6.20%(a)	06/25/2054	8,515,550
3,775,000	Series 2025-1A-B	6.49%(a)	03/25/2055	3,793,229
	Taco Bell Corp.
7,417,875	Series 2021-1A-A23	2.54%(a)	08/25/2051	6,292,852
5,207,250	Series 2021-1A-A2I	1.95%(a)	08/25/2051	4,935,946
	TAL Advantage LLC
10,550,000	Series 2020-1A-A	2.05%(a)	09/20/2045	9,917,003
2,241,875	Series 2020-1A-B	3.29%(a)	09/20/2045	2,123,136
	Tesla Sustainable Energy Trust
10,010,000	Series 2024-1A-A3	5.29%(a)	06/20/2050	10,058,516
	Textainer Ltd.
6,476,416	Series 2020-1A-A	2.73%(a)	08/21/2045	6,221,089
1,977,573	Series 2020-2A-B	3.34%(a)	09/20/2045	1,858,365
	Upgrade Master Credit Pass-Thru Trust
66,546	Series 2021-PT1-A	14.28%(a)(b)	08/15/2027	21,398
	Upgrade Master Pass-Thru Trust
683,885	Series 2021-PT1-A	14.86%(a)(b)	04/15/2027	641,961
750,079	Series 2021-PT3-A	13.48%(a)(b)	07/15/2027	700,089
454,885	Series 2021-PT4-A	11.80%(a)(b)	08/15/2027	435,087
1,126,458	Series 2021-PT5-A	14.25%(a)(b)	10/15/2027	963,569
6,000,000	Series 2025-ST1-A	5.44%(a)	04/15/2032	6,000,208
	Upstart Pass-Through Trust Series
120,586	Series 2020-ST5-A	3.00%(a)	12/20/2026	120,390
418,226	Series 2021-ST1-A	2.75%(a)	02/20/2027	416,497
	Upstart Securitization Trust
2,835,568	Series 2021-3-C	3.28%(a)	07/20/2031	2,799,746
10,884,646	Series 2024-1-A	5.33%(a)	11/20/2034	10,918,756
	Vantage Data Centers Holding LLC
32,425,000	Series 2020-2A-A2	1.99%(a)	09/15/2045	30,136,074
	Vault DI Issuer LLC
54,400,000	Series 2021-1A-A2	2.80%(a)	07/15/2046	52,324,395
	Vivant Solar Financing V Parent LLC
15,844,605	Series 2018-1A-A	4.73%(a)	04/30/2048	14,961,536
	VR Funding LLC
13,081,636	Series 2020-1A-A	2.79%(a)	11/15/2050	12,208,575
	Waterfall Commercial Mortgage Trust
2,738,168	Series 2015-SBC5-A	4.10%(a)(b)	01/14/2026	2,695,940
	Wendy’s SPV Guarantor LLC
18,636,037	Series 2019-1A-A2II	4.08%(a)	06/15/2049	17,910,577
	Westlake Automobile Receivables Trust
15,000,000	Series 2024-3A-C	4.92%(a)	11/15/2029	15,086,828
	Willis Lease Finance Corp.
39,353,987	Series 2020-A-A	3.23%(a)	03/15/2045	37,628,827
	Wingstop, Inc.
10,342,500	Series 2020-1A-A2	2.84%(a)	12/05/2050	9,773,962
	Total Asset Backed Obligations (Cost $1,787,336,741)			1,732,871,556

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	5

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
COLLATERALIZED LOAN OBLIGATIONS - 4.7%
	Allegro CLO Ltd.
5,000,000	Series 2022-1A-A1R (3 mo. Term SOFR + 1.18%, 1.18% Floor)	5.49%(a)	04/20/2038	4,986,116
30,000,000	Series 2024-2A-A1 (3 mo. Term SOFR + 1.50%, 1.50% Floor)	5.80%(a)	07/24/2037	30,070,119
	Apidos CLO
15,000,000	Series 2024-48A-A1 (3 mo. Term SOFR + 1.44%, 1.44% Floor)	5.74%(a)	07/25/2037	15,021,769
	ARES CLO
7,000,000	Series 2017-44A-A3R1 (3 mo. Term SOFR + 1.91%, 1.65% Floor)	6.21%(a)	04/15/2034	6,997,455
	Bain Capital Credit CLO
20,000,000	Series 2022-6A-A1R (3 mo. Term SOFR + 1.37%, 1.37% Floor)	5.66%(a)	01/22/2038	19,995,694
15,000,000	Series 2024-6A-A1 (3 mo. Term SOFR + 1.33%, 1.33% Floor)	5.65%(a)	01/21/2038	14,995,476
	Battalion CLO Ltd.
3,000,000	Series 2017-11A-BR (3 mo. Term SOFR + 1.98%, 1.72% Floor)	6.28%(a)	04/24/2034	2,993,639
1,000,000	Series 2021-19A-B (3 mo. Term SOFR + 1.86%, 1.60% Floor)	6.16%(a)	04/15/2034	997,000
	Benefit Street Partners CLO Ltd.
14,500,000	Series 2015-6BR-A1R (3 mo. Term SOFR + 1.18%, 1.18% Floor)	5.46%(a)	04/20/2038	14,464,996
	Birch Grove CLO
13,500,000	Series 2023-5A-A1R (3 mo. Term SOFR + 1.41%, 1.41% Floor)	5.70%(a)	10/20/2037	13,527,713
	BlueMountain CLO Ltd.
5,000,000	Series 2018-2A-B (3 mo. Term SOFR + 1.96%, 1.70% Floor)	6.28%(a)	08/15/2031	4,996,950
	Bridge Street CLO Ltd.
166,500,000	Series 2020-1A-A1R (3 mo. Term SOFR + 1.55%, 1.55% Floor)	5.84%(a)	07/20/2037	166,697,919
39,500,000	Series 2024-1A-A (3 mo. Term SOFR + 1.60%, 1.60% Floor)	5.89%(a)	04/20/2037	39,556,023
10,000,000	Series 2025-1A-A1 (1 yr. RFUCCT + 1.22%, 1.22% Floor)	0.00%(a)	04/20/2038	9,989,210
	Canyon Capital CLO Ltd.
2,500,000	Series 2021-2A-B1 (3 mo. Term SOFR + 2.01%, 2.01% Floor)	6.31%(a)	04/15/2034	2,495,106
	Capital Four US CLO Ltd.
16,500,000	Series 2021-1A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	5.76%(a)	01/18/2035	16,501,343
18,000,000	Series 2022-1A-BR (3 mo. Term SOFR + 2.65%, 2.65% Floor)	6.94%(a)	01/20/2037	18,094,005
	Carlyle Global Market Strategies
28,080,000	Series 2017-2A-AR2 (3 mo. Term SOFR + 1.49%, 1.49% Floor)	5.78%(a)	07/20/2037	28,142,953
48,000,000	Series 2021-7A-A1R (3 mo. Term SOFR + 1.20%, 1.20% Floor)	5.52%(a)	04/15/2038	48,000,000
	CarVal CLO
6,000,000	Series 2024-1A-B (3 mo. Term SOFR + 2.10%, 2.10% Floor)	6.39%(a)	04/20/2037	6,017,263

Principal Amount $	Security Description	Rate	Maturity	Value $
	CBAM Ltd.
18,000,000	Series 2017-1A-AR2 (3 mo. Term SOFR + 1.39%, 1.39% Floor)	5.77%(a)	01/20/2038	18,034,835
11,000,000	Series 2017-2A-BR (3 mo. Term SOFR + 2.11%, 1.85% Floor)	6.41%(a)	07/17/2034	10,978,383
	Cedar Funding Ltd.
39,100,000	Series 2018-9A-AR (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.71%(a)	07/20/2037	39,172,558
2,000,000	Series 2022-15A-B (3 mo. Term SOFR + 1.80%, 1.80% Floor)	6.09%(a)	04/20/2035	1,991,922
	CIFC Funding Ltd.
11,500,000	Series 2022-3A-B (3 mo. Term SOFR + 2.00%, 2.00% Floor)	6.29%(a)	04/21/2035	11,522,649
	Crown City CLO
2,750,000	Series 2021-1A-A2 (3 mo. Term SOFR + 1.98%, 1.72% Floor)	6.27%(a)	07/20/2034	2,735,836
17,500,000	Series 2023-5A-A1R (3 mo. Term SOFR + 1.60%, 1.60% Floor)	5.89%(a)	04/20/2037	17,531,439
90,000,000	Series 2024-6A-A1 (3 mo. Term SOFR + 1.50%, 1.50% Floor)	5.80%(a)	07/15/2037	90,198,252
	Dryden Senior Loan Fund
3,500,000	Series 2017-53A-B (3 mo. Term SOFR + 1.66%, 0.00% Floor)	5.96%(a)	01/15/2031	3,499,844
	Empower CLO Ltd.
20,500,000	Series 2022-1A-A1R (3 mo. Term SOFR + 1.39%, 1.39% Floor)	5.68%(a)	10/20/2037	20,531,976
9,000,000	Series 2023-3A-B (3 mo. Term SOFR + 2.55%, 2.55% Floor)	6.84%(a)	01/20/2037	9,014,955
19,000,000	Series 2024-2A-A1 (3 mo. Term SOFR + 1.52%, 1.52% Floor)	5.82%(a)	07/15/2037	19,046,204
	Franklin Park Place CLO LLC
18,000,000	Series 2022-1A-A (3 mo. Term SOFR + 1.40%, 1.40% Floor)	5.69%(a)	04/14/2035	17,944,069
22,632,000	Series 2022-1A-AR (1 yr. RFUCCT + 1.25%, 1.25% Floor)	0.00%(a)	04/14/2038	22,632,000
	Generate CLO Ltd.
5,800,000	Series 3A-B2R (3 mo. Term SOFR + 2.60%, 2.60% Floor)	6.89%(a)	10/20/2036	5,808,452
	Halcyon Loan Advisors Funding Ltd.
2,092,670	Series 2014-2A-D (3 mo. Term SOFR + 5.26%, 0.00% Floor)	9.56%(a)	04/28/2025	335,873
	Halsey Point CLO Ltd.
10,000,000	Series 2020-2A-AR (3 mo. Term SOFR + 1.52%, 1.52% Floor)	5.81%(a)	07/20/2037	10,023,899
	Harbourview CLO VII LLC
5,783,324	Series 7RA-A1 (3 mo. Term SOFR + 1.39%, 1.13% Floor)	5.68%(a)	07/18/2031	5,780,205
	Harvest US CLO
20,000,000	Series 2023-1A-B (3 mo. Term SOFR + 2.60%, 2.60% Floor)	6.90%(a)	01/15/2037	20,070,714
	Jackson Financial, Inc.
9,500,000	Series 2022-6RA-BR (3 mo. Term SOFR + 2.75%, 2.75% Floor)	7.04%(a)	01/20/2037	9,548,955

6	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	Jamestown CLO Ltd.
6,000,000	Series 2018-11A-A2 (3 mo. Term SOFR + 1.96%, 0.00% Floor)	6.25%(a)	07/14/2031	6,004,876
	Katayma CLO Ltd.
25,000,000	Series 2024-2A-A1 (3 mo. Term SOFR + 1.65%, 1.65% Floor)	5.94%(a)	04/20/2037	25,015,127
	LCM LP
6,775,806	Series 17A-A2RR (3 mo. Term SOFR + 1.41%, 1.15% Floor)	5.71%(a)	10/15/2031	6,775,327
	Marble Point CLO
5,000,000	Series 2020-1A-AR (3 mo. Term SOFR + 1.44%, 1.44% Floor)	5.73%(a)	07/20/2037	5,007,929
58,000,000	Series 2021-2A-A (3 mo. Term SOFR + 1.46%, 1.20% Floor)	5.76%(a)	07/25/2034	57,869,558
50,000,000	Series 2021-4A-A1 (3 mo. Term SOFR + 1.47%, 1.21% Floor)	5.76%(a)	01/22/2035	49,935,230
20,000,000	Series 2022-2A-A1R (3 mo. Term SOFR + 1.93%, 1.93% Floor)	6.22%(a)	10/20/2036	20,019,090
11,400,000	Series 2022-2A-BR (3 mo. Term SOFR + 2.85%, 2.85% Floor)	7.14%(a)	10/20/2036	11,495,589
	Menlo CLO Ltd.
10,000,000	Series 2024-1A-A1 (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.75%(a)	01/20/2038	10,007,234
	MidOcean Credit CLO
11,579,736	Series 2018-9A-A1 (3 mo. Term SOFR + 1.41%, 1.15% Floor)	5.70%(a)	07/20/2031	11,579,337
	MP CLO Ltd.
5,630,089	Series 2013-1A-AR (3 mo. Term SOFR + 1.51%, 0.00% Floor)	5.80%(a)	10/20/2030	5,631,213
	Nassau Global Credit LLC
9,218,087	Series 2018-IA-A (3 mo. Term SOFR + 1.41%, 0.00% Floor)	5.71%(a)	07/15/2031	9,224,092
	OCP CLO Ltd.
23,500,000	Series 2017-13A-AR2 (3 mo. Term SOFR + 1.34%, 1.34% Floor)	5.90%(a)	11/26/2037	23,481,896
5,000,000	Series 2020-18A-A1R2 (3 mo. Term SOFR + 1.37%, 1.37% Floor)	5.66%(a)	07/20/2037	5,003,969
	Octagon Credit Investors LLC
10,000,000	Series 2025-1A-A1 (3 mo. Term SOFR + 1.20%, 1.20% Floor)	5.52%(a)	01/22/2038	10,004,181
	Octagon Investment Partners Ltd.
1,500,000	Series 2019-1A-BR (3 mo. Term SOFR + 1.85%, 1.85% Floor)	6.15%(a)	04/15/2035	1,499,262
	Park Blue CLO Ltd.
7,400,000	Series 2023-4A-B (3 mo. Term SOFR + 2.70%, 2.70% Floor)	7.00%(a)	01/25/2037	7,435,563
21,000,000	Series 2025-7A-A1 (1 yr. RFUCCT + 1.22%, 1.22% Floor)	0.00%(a)	04/25/2038	20,977,341
	Rockford Tower CLO Ltd.
2,525,000	Series 2018-2A-B (3 mo. Term SOFR + 2.06%, 1.80% Floor)	6.35%(a)	10/20/2031	2,528,002
15,000,000	Series 2022-3A-AR (3 mo. Term SOFR + 1.44%, 1.44% Floor)	5.73%(a)	07/20/2037	15,020,070
10,000,000	Series 2024-1A-A1 (3 mo. Term SOFR + 1.61%, 1.61% Floor)	5.90%(a)	04/20/2037	10,006,395

Principal Amount $	Security Description	Rate	Maturity	Value $
	Sound Point CLO Ltd.
14,602,606	Series 2013-3RA-A (3 mo. Term SOFR + 1.41%, 1.15% Floor)	5.70%(a)	04/18/2031	14,594,304
18,000,000	Series 2018-2A-C (3 mo. Term SOFR + 2.21%, 0.00% Floor)	6.51%(a)	07/26/2031	18,006,599
20,495,675	Series 2018-3A-A1AR (3 mo. Term SOFR + 1.30%, 1.30% Floor)	5.60%(a)	10/26/2031	20,501,006
25,250,000	Series 2020-2A-AR (3 mo. Term SOFR + 1.44%, 1.18% Floor)	5.74%(a)	10/25/2034	25,178,247
15,150,000	Series 2021-1A-A (3 mo. Term SOFR + 1.33%, 1.33% Floor)	5.63%(a)	04/25/2034	15,075,532
10,000,000	Series 2024-38A-A1 (3 mo. Term SOFR + 1.60%, 1.60% Floor)	5.92%(a)	02/20/2037	10,018,160
20,000,000	Series 2024-39A-A1 (3 mo. Term SOFR + 1.54%, 1.54% Floor)	5.83%(a)	07/20/2037	20,044,032
11,750,000	Series 2024-40A-A1 (3 mo. Term SOFR + 1.39%, 1.39% Floor)	5.98%(a)	10/20/2037	11,768,147
	Steele Creek CLO Ltd.
10,808,582	Series 2016-1A-AR (3 mo. Term SOFR + 1.38%, 1.12% Floor)	5.68%(a)	06/15/2031	10,818,872
	Trestles LLC
25,000,000	Series 2023-6A-A1R (3 mo. Term SOFR + 1.18%, 1.18% Floor)	5.45%(a)	04/25/2038	24,944,172
	Trimaran CAVU LLC
20,000,000	Series 2021-3A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	5.76%(a)	01/18/2035	19,955,582
	Unity-Peace Park CLO Ltd.
15,000,000	Series 2022-1A-B (3 mo. Term SOFR + 2.00%, 2.00% Floor)	6.29%(a)	04/20/2035	15,035,781
	Vibrant Clo X Ltd.
60,500,000	Series 2018-10RA-A1 (3 mo. Term SOFR + 1.70%, 1.70% Floor)	5.99%(a)	04/20/2036	60,537,365
	Warwick Capital CLO Ltd.
18,500,000	Series 2024-3A-A1 (3 mo. Term SOFR + 1.65%, 1.65% Floor)	5.94%(a)	04/20/2037	18,512,016
10,000,000	Series 2024-4A-A1 (3 mo. Term SOFR + 1.40%, 1.40% Floor)	5.69%(a)	07/20/2037	10,017,473
	Wind River CLO Ltd.
4,000,000	Series 2013-2A-CR (3 mo. Term SOFR + 2.26%, 0.00% Floor)	6.55%(a)	10/18/2030	4,002,253
3,642,996	Series 2014-2A-AR (3 mo. Term SOFR + 1.40%, 1.14% Floor)	5.70%(a)	01/15/2031	3,641,395
	Total Collateralized Loan Obligations (Cost $1,417,841,222)			1,418,115,986

NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 8.1%
	20 Times Square Trust
7,949,000	Series 2018-20TS-F	3.10%(a)(b)	05/15/2035	6,325,417
5,856,000	Series 2018-20TS-G	3.10%(a)(b)	05/15/2035	4,548,648
	280 Park Avenue Mortgage Trust
24,890,000	Series 2017-280P-A (1 mo. Term SOFR + 1.18%, 1.13% Floor)	5.50%(a)	09/15/2034	24,444,277
	ACREC Trust
16,090,000	Series 2025-FL3-A (1 mo. Term SOFR + 1.31%, 1.31% Floor)	5.62%(a)	08/18/2042	16,127,747
	Arbor Multifamily Mortgage Securities Trust
21,947,000	Series 2021-MF3-XB	0.49%(a)(b)(f)	10/15/2054	637,839

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	7

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Arbor Realty Trust, Inc.
124,987,596	Series 2020-MF1-XA	0.93%(a)(b)(f)	05/15/2053	4,692,997
2,675,606	Series 2021-FL4-A (1 mo. Term SOFR + 1.46%, 1.46% Floor)	5.78%(a)	11/15/2036	2,685,305
11,660,664	Series 2022-FL1-A (30 day avg SOFR US + 1.45%, 1.45% Floor)	5.80%(a)	01/15/2037	11,678,097
	AREIT Ltd.
11,250,000	Series 2024-CRE9-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	6.01%(a)	05/17/2041	11,295,484
	AREIT Trust
26,120,000	Series 2025-CRE10-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.71%(a)	12/17/2029	26,158,083
	Ares Commercial Real Estate Corp.
2,010,000	Series 2021-FL4-B (1 mo. Term SOFR + 2.01%, 1.40% Floor)	6.33%(a)	12/18/2037	1,995,631
	Banc of America Merrill Lynch Commercial Mortgage, Inc.
39,033,066	Series 2015-UBS7-XA	0.71%(b)(f)	09/15/2048	25,399
2,121,000	Series 2016-UB10-C	4.82%(b)	07/15/2049	2,055,665
	Banc of America Re-Remic Trust
25,435,000	Series 2020-BOC-D	3.18%(a)(b)	01/15/2032	16,662,435
7,505,000	Series 2020-BOC-E	3.18%(a)(b)	01/15/2032	3,709,646
	BANK
3,554,000	Series 2017-BNK4-C	4.37%(b)	05/15/2050	3,085,094
31,231,106	Series 2017-BNK4-XA	1.33%(b)(f)	05/15/2050	691,582
4,916,000	Series 2017-BNK5-B	3.90%(b)	06/15/2060	4,723,987
65,322,497	Series 2017-BNK5-XA	0.94%(b)(f)	06/15/2060	1,083,334
140,355,399	Series 2018-BN10-XA	0.69%(b)(f)	02/15/2061	2,309,113
31,334,000	Series 2018-BN10-XD	1.72%(a)(b)(f)	02/15/2061	1,381,701
2,290,000	Series 2019-BN16-B	4.44%(b)	02/15/2052	2,146,258
85,882,715	Series 2019-BN16-XA	0.93%(b)(f)	02/15/2052	2,545,478
13,119,665	Series 2019-BN16-XD	1.82%(a)(b)(f)	02/15/2052	801,019
11,541,000	Series 2019-BN17-XD	1.59%(a)(b)(f)	04/15/2052	628,187
43,097,000	Series 2019-BN19-AS	3.45%	08/15/2061	39,132,804
17,013,666	Series 2019-BN19-XD	1.02%(a)(b)(f)	08/15/2061	660,302
1,099,000	Series 2019-BN20-AS	3.24%(b)	09/15/2062	977,357
5,000,000	Series 2019-BN21-C	3.52%(b)	10/17/2052	4,149,669
18,082,333	Series 2019-BN22-XD	0.96%(a)(b)(f)	11/15/2062	710,251
26,932,000	Series 2019-BN24-XD	1.02%(a)(b)(f)	11/15/2062	1,143,360
4,270,000	Series 2020-BN27-A5	2.14%	04/15/2063	3,691,784
62,007,000	Series 2020-BN30-XB	0.72%(b)(f)	12/15/2053	2,140,314
44,573,807	Series 2021-BN32-XA	0.76%(b)(f)	04/15/2054	1,460,612
112,743,000	Series 2021-BN35-XB	0.60%(b)(f)	06/15/2064	3,779,517
10,388,000	Series 2021-BN38-XD	0.72%(a)(b)(f)	12/15/2064	422,577
7,663,000	Series 2022-BNK40-XD	0.89%(a)(b)(f)	03/15/2064	394,029
	BANK5 Trust
2,467,000	Series 2024-5YR10-AS	5.64%	10/15/2057	2,494,468
8,169,000	Series 2024-5YR10-B	6.14%(b)	10/15/2057	8,303,349
1,667,000	Series 2024-5YR10-C	5.74%(b)	10/15/2057	1,642,407
122,661,385	Series 2024-5YR6-XA	0.74%(a)(b)(f)	05/15/2057	3,293,740
85,106,900	Series 2024-5YR8-XA	0.90%(b)(f)	08/15/2057	2,899,490
	BBCMS Trust
45,454,000	Series 2018-CBM-A (1 mo. Term SOFR + 1.30%, 1.25% Floor)	5.62%(a)	07/15/2037	44,963,670
13,455,000	Series 2018-CBM-E (1 mo. Term SOFR + 3.85%, 3.55% Floor)	8.17%(a)	07/15/2037	11,327,236
5,775,000	Series 2018-TALL-F (1 mo. Term SOFR + 3.43%, 3.39% Floor)	7.75%(a)	03/15/2037	4,273,121
11,799,000	Series 2020-C6-F5TB	3.69%(a)(b)	02/15/2053	9,085,067
12,497,250	Series 2020-C6-F5TC	3.69%(a)(b)	02/15/2053	9,045,003
88,652,212	Series 2020-C6-XA	1.02%(b)(f)	02/15/2053	3,506,541
7,424,000	Series 2020-C6-XD	1.18%(a)(b)(f)	02/15/2053	383,499
1,437,000	Series 2020-C7-AS	2.44%	04/15/2053	1,243,969
1,619,000	Series 2021-C11-ASB	2.11%	09/15/2054	1,488,669
34,040,000	Series 2021-C11-XB	0.96%(b)(f)	09/15/2054	1,854,860
133,408,868	Series 2021-C9-XA	1.58%(b)(f)	02/15/2054	9,433,328
68,467,000	Series 2021-C9-XB	0.99%(b)(f)	02/15/2054	3,429,190
12,893,000	Series 2024-5C29-A3	5.21%	09/15/2057	13,073,734
129,992,597	Series 2024-5C31-XA	1.06%(b)(f)	12/15/2057	5,700,851
98,532,902	Series 2025-C32-XA	1.13%(b)(f)	02/15/2062	8,590,207

Principal Amount $	Security Description	Rate	Maturity	Value $
	BDS Ltd.
6,000,000	Series 2024-FL13-A (1 mo. Term SOFR + 1.58%, 1.58% Floor)	5.89%(a)	09/19/2039	6,034,986
	Benchmark Mortgage Trust
34,644,416	Series 2018-B7-XA	0.41%(b)(f)	05/15/2053	393,152
27,363,817	Series 2018-B8-XA	0.62%(b)(f)	01/15/2052	495,630
12,985,000	Series 2019-B10-XD	1.88%(a)(b)(f)	03/15/2062	864,002
13,924,000	Series 2019-B11-XD	1.46%(a)(b)(f)	05/15/2052	719,262
13,870,000	Series 2019-B12-XD	1.14%(a)(b)(f)	08/15/2052	564,261
14,907,500	Series 2019-B14-XD	1.25%(a)(b)(f)	12/15/2062	787,812
24,552,000	Series 2019-B15-XD	0.97%(a)(b)(f)	12/15/2072	963,091
74,908,589	Series 2019-B9-XA	1.01%(b)(f)	03/15/2052	2,401,614
72,643,788	Series 2020-B16-XA	1.03%(b)(f)	02/15/2053	2,449,381
66,312,814	Series 2020-B17-XA	1.39%(b)(f)	03/15/2053	2,877,505
12,580,000	Series 2020-B17-XD	1.39%(a)(b)(f)	03/15/2053	707,272
13,462,000	Series 2020-B18-AGND	3.74%(a)	07/15/2053	13,265,775
2,432,000	Series 2020-B18-AGNE	3.76%(a)	07/15/2053	2,371,297
83,609,310	Series 2020-B18-XA	1.81%(b)(f)	07/15/2053	4,359,607
225,387,077	Series 2020-B19-XA	1.76%(b)(f)	09/15/2053	11,517,708
70,343,899	Series 2020-B22-XA	1.50%(b)(f)	01/15/2054	4,817,115
275,367,278	Series 2020-IG1-XA	0.51%(b)(f)	09/15/2043	5,192,050
231,230,511	Series 2021-B24-XA	1.14%(b)(f)	03/15/2054	10,287,769
119,784,153	Series 2021-B28-XA	1.26%(b)(f)	08/15/2054	6,697,815
59,609,000	Series 2021-B28-XB	0.95%(b)(f)	08/15/2054	3,181,767
66,420,000	Series 2021-B29-XB	0.70%(b)(f)	09/15/2054	2,516,461
362,012,222	Series 2021-B30-XA	0.80%(b)(f)	11/15/2054	14,945,204
15,995,000	Series 2021-B31-XD	1.14%(a)(b)(f)	12/15/2054	1,062,679
13,067,000	Series 2022-B32-XD	1.52%(a)(b)(f)	01/15/2055	1,031,386
10,959,500	Series 2022-B33-XD	1.61%(a)(b)(f)	03/15/2055	981,140
7,270,000	Series 2022-B34-XD	1.83%(a)(b)(f)	04/15/2055	768,257
37,520,000	Series 2024-V10-A3	5.28%	09/15/2057	38,147,852
168,345,000	Series 2024-V11-XA	0.56%(b)(f)	11/15/2057	4,025,836
76,880,553	Series 2024-V12-XA	0.85%(b)(f)	12/15/2057	2,728,729
6,966,000	Series 2024-V8-A2	5.71%	07/15/2057	7,198,595
136,317,739	Series 2024-V8-XA	0.79%(a)(b)(f)	07/15/2057	4,018,606
21,999,000	Series 2024-V9-A3	5.60%	08/15/2057	22,636,302
	BHMS Mortgage Trust
14,537,000	Series 2018-ATLS-A (1 mo. Term SOFR + 1.55%, 1.50% Floor)	5.87%(a)	07/15/2035	14,527,077
	BMO Mortgage Trust
20,804,000	Series 2024-5C6-A3	5.32%	09/15/2057	21,157,002
17,982,000	Series 2024-5C7-AS	5.89%(b)	11/15/2057	18,439,036
111,931,040	Series 2024-5C7-XA	0.93%(a)(b)(f)	11/15/2057	4,196,395
113,590,865	Series 2024-5C8-XA	1.02%(b)(f)	12/15/2057	4,781,096
154,543,506	Series 2025-C11-XA	1.10%(b)(f)	02/15/2058	12,873,629
	BPR Trust
10,166,000	Series 2021-TY-A (1 mo. Term SOFR + 1.16%, 1.05% Floor)	5.48%(a)	09/15/2038	10,133,154
	BSPRT Co.-Issuer LLC
1,064,013	Series 2021-FL6-A (1 mo. Term SOFR + 1.21%, 1.10% Floor)	5.53%(a)	03/15/2036	1,065,521
15,000,000	Series 2023-FL10-C (1 mo. Term SOFR + 3.97%, 3.97% Floor)	8.29%(a)	09/15/2035	15,108,975
	BX Trust
3,177,000	Series 2018-GW-D (1 mo. Term SOFR + 2.07%, 1.77% Floor)	6.39%(a)	05/15/2035	3,171,959
167,837,000	Series 2019-OC11-E	3.94%(a)(b)	12/09/2041	152,052,568
326,679,000	Series 2019-OC11-XB	0.18%(a)(b)(f)	12/09/2041	3,127,037
8,811,010	Series 2021-21M-A (1 mo. Term SOFR + 0.84%, 0.73% Floor)	5.16%(a)	10/15/2036	8,743,880
1,069,000	Series 2021-ARIA-C (1 mo. Term SOFR + 1.76%, 1.65% Floor)	6.08%(a)	10/15/2036	1,065,773
2,746,474	Series 2021-RISE-B (1 mo. Term SOFR + 1.36%, 1.25% Floor)	5.68%(a)	11/15/2036	2,729,488
1,939,344	Series 2021-SOAR-C (1 mo. Term SOFR + 1.21%, 1.10% Floor)	5.53%(a)	06/15/2038	1,931,746
12,240,000	Series 2021-VIEW-A (1 mo. Term SOFR + 1.39%, 1.28% Floor)	5.71%(a)	06/15/2036	12,215,433

8	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
3,450,000	Series 2021-VIEW-F (1 mo. Term SOFR + 4.04%, 3.93% Floor)	8.36%(a)	06/15/2036	3,279,348
47,048,500	Series 2021-VOLT-E (1 mo. Term SOFR + 2.11%, 2.00% Floor)	6.43%(a)	09/15/2036	46,452,706
3,964,567	Series 2021-XL2-A (1 mo. Term SOFR + 0.80%, 0.69% Floor)	5.12%(a)	10/15/2038	3,951,974
3,514,700	Series 2021-XL2-E (1 mo. Term SOFR + 1.96%, 1.85% Floor)	6.28%(a)	10/15/2038	3,501,540
1,541,401	Series 2022-PSB-A (1 mo. Term SOFR + 2.45%, 2.45% Floor)	6.77%(a)	08/15/2039	1,539,477
24,170,000	Series 2024-AIRC-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	6.01%(a)	08/15/2039	24,209,523
17,113,281	Series 2024-GPA3-A (1 mo. Term SOFR + 1.29%, 1.29% Floor)	5.61%(a)	12/15/2039	17,094,543
5,298,084	Series 2024-GPA3-C (1 mo. Term SOFR + 1.89%, 1.89% Floor)	6.21%(a)	12/15/2039	5,295,417
	BXP Trust
9,818,000	Series 2017-GM-B	3.42%(a)(b)	06/13/2039	9,406,157
	Cantor Commercial Real Estate Lending LP
10,105,250	Series 2019-CF2-XD	1.43%(a)(b)(f)	11/15/2052	553,283
11,514,000	Series 2019-CF3-XD	1.09%(a)(b)(f)	01/15/2053	515,085
	Century Plaza Towers
5,000,000	Series 2019-CPT-A	2.87%(a)	11/13/2039	4,507,024
	CFCRE Commercial Mortgage Trust
7,155,000	Series 2016-C4-C	4.85%(b)	05/10/2058	6,976,574
62,836,075	Series 2016-C4-XA	1.57%(b)(f)	05/10/2058	535,514
5,000,000	Series 2016-C6-C	4.17%(b)	11/10/2049	4,475,695
	Citigroup Commercial Mortgage Trust
2,292,290	Series 2015-GC27-D	4.53%(a)(b)	02/10/2048	2,200,093
14,310,000	Series 2015-GC33-C	4.58%(b)	09/10/2058	12,089,051
128,224,723	Series 2015-GC33-XA	0.86%(b)(f)	09/10/2058	163,781
89,344,503	Series 2016-C1-XA	1.82%(b)(f)	05/10/2049	1,095,390
185,676,211	Series 2016-GC36-XA	1.20%(b)(f)	02/10/2049	943,792
31,644,904	Series 2016-GC37-XA	1.64%(b)(f)	04/10/2049	238,913
87,403,639	Series 2016-P3-XA	1.65%(b)(f)	04/15/2049	892,889
51,740,412	Series 2016-P4-XA	1.87%(b)(f)	07/10/2049	761,246
82,363,662	Series 2016-P5-XA	1.36%(b)(f)	10/10/2049	1,027,676
217,399,782	Series 2017-B1-XA	0.72%(b)(f)	08/15/2050	2,959,615
36,534,661	Series 2017-P7-XA	1.07%(b)(f)	04/14/2050	569,787
15,766,000	Series 2019-C7-XD	1.17%(a)(b)(f)	12/15/2072	785,580
13,007,000	Series 2019-GC41-XD	0.84%(a)(b)(f)	08/10/2056	406,588
11,280,000	Series 2019-GC43-XD	0.60%(a)(b)(f)	11/10/2052	296,921
3,625,000	Series 2020-420K-D	3.31%(a)(b)	11/10/2042	3,193,820
7,800,000	Series 2020-420K-E	3.31%(a)(b)	11/10/2042	6,521,676
23,804,000	Series 2020-555-E	3.50%(a)(b)	12/10/2041	20,136,051
2,853,000	Series 2020-GC46-B	3.15%(b)	02/15/2053	2,414,187
21,133,200	Series 2020-GC46-XD	1.06%(a)(b)(f)	02/15/2053	980,910
16,920,000	Series 2022-GC48-XD	2.37%(a)(b)(f)	06/15/2055	2,492,519
	Citigroup/Deutsche Bank Commercial Mortgage Trust
5,161,000	Series 2016-C1-B	4.20%(b)	05/10/2049	4,891,411
100,952,100	Series 2016-C1-XA	1.35%(b)(f)	05/10/2049	600,564
68,455,447	Series 2017-CD4-XA	1.22%(b)(f)	05/10/2050	1,293,555
5,723,000	Series 2017-CD6-B	3.91%(b)	11/13/2050	5,356,195
5,175,000	Series 2017-CD6-C	4.27%(b)	11/13/2050	4,772,831
37,330,678	Series 2017-CD6-XA	0.89%(b)(f)	11/13/2050	622,134
54,664,600	Series 2020-C9-XA	1.72%(b)(f)	09/15/2053	2,484,260
	Commercial Mortgage Pass Through Certificates
13,118,101	Series 2013-CR12-XA	0.30%(b)(f)	10/10/2046	131
167,053	Series 2013-CR13-C	4.65%(b)	11/10/2046	155,257
4,345,000	Series 2014-CR16-C	4.75%(b)	04/10/2047	4,088,410
12,821,685	Series 2014-CR20-C	4.54%(b)	11/10/2047	12,363,194
4,227,766	Series 2014-UBS3-XA	0.49%(b)(f)	06/10/2047	42
30,094,075	Series 2015-CR22-XA	0.60%(b)(f)	03/10/2048	301
5,360,000	Series 2015-CR23-C	4.49%(b)	05/10/2048	5,116,229
63,863,552	Series 2015-CR26-XA	0.88%(b)(f)	10/10/2048	11,649
17,822,000	Series 2015-DC1-C	4.38%(b)	02/10/2048	16,142,984
30,379,345	Series 2015-DC1-XA	0.66%(b)(f)	02/10/2048	304
2,144,270	Series 2015-PC1-A5	3.90%	07/10/2050	2,141,117
1,403,000	Series 2016-DC2-C	4.66%(b)	02/10/2049	1,364,272

Principal Amount $	Security Description	Rate	Maturity	Value $
15,800,000	Series 2018-COR3-XD	1.75%(a)(b)(f)	05/10/2051	723,499
18,570,000	Series 2018-HCLV-A (1 mo. Term SOFR + 1.30%, 1.00% Floor)	5.62%(a)	09/15/2033	17,210,698
	Computershare Corporate Trust
608,987	Series 2014-LC18-B	3.96%	12/15/2047	602,529
2,441,028	Series 2015-C26-C	4.07%(b)	02/15/2048	2,431,831
3,187,500	Series 2015-C27-C	3.89%	02/15/2048	2,809,045
9,701,000	Series 2015-C31-C	4.59%(b)	11/15/2048	9,406,137
111,328,180	Series 2015-C31-XA	0.94%(b)(f)	11/15/2048	149,636
3,000,000	Series 2015-LC22-C	4.56%(b)	09/15/2058	2,797,252
8,438,000	Series 2015-NXS2-C	4.27%(b)	07/15/2058	7,764,509
77,858,499	Series 2015-P2-XA	0.90%(b)(f)	12/15/2048	225,875
10,085,000	Series 2016-C32-C	4.73%(b)	01/15/2059	9,866,049
4,250,000	Series 2016-C34-B	4.09%	06/15/2049	4,103,338
5,888,000	Series 2016-C34-C	5.05%(b)	06/15/2049	5,619,497
5,890,000	Series 2016-LC24-C	4.42%(b)	10/15/2049	5,186,687
95,476,462	Series 2016-NXS6-XA	1.57%(b)(f)	11/15/2049	1,149,518
177,630,892	Series 2017-C39-XA	1.07%(b)(f)	09/15/2050	3,408,062
1,904,000	Series 2017-C42-C	4.30%(b)	12/15/2050	1,668,834
46,943,702	Series 2017-C42-XA	0.86%(b)(f)	12/15/2050	887,912
1,758,000	Series 2017-RC1-C	4.59%	01/15/2060	1,665,055
132,881,207	Series 2018-C43-XA	0.57%(b)(f)	03/15/2051	1,917,967
4,335,668	Series 2019-C49-XD	2.14%(a)(b)(f)	03/15/2052	312,297
58,702,893	Series 2019-C50-XA	1.39%(b)(f)	05/15/2052	2,504,489
3,193,000	Series 2019-C51-B	3.84%(b)	06/15/2052	2,758,229
42,528,182	Series 2019-C51-XA	1.26%(b)(f)	06/15/2052	1,864,342
24,972,000	Series 2019-C52-AS	3.14%	08/15/2052	22,693,804
69,167,458	Series 2019-C52-XA	1.56%(b)(f)	08/15/2052	3,625,627
5,000,000	Series 2019-C53-C	3.58%(b)	10/15/2052	4,415,245
8,777,333	Series 2019-C53-XD	1.48%(a)(b)(f)	10/15/2052	515,559
129,667,806	Series 2019-C54-XA	0.83%(b)(f)	12/15/2052	4,287,829
6,363,333	Series 2019-C54-XD	1.39%(a)(b)(f)	12/15/2052	358,436
28,088,000	Series 2020-C55-AS	2.94%	02/15/2053	25,173,676
52,886,315	Series 2020-C55-XB	0.79%(b)(f)	02/15/2053	1,826,683
132,456,160	Series 2020-C56-XA	1.28%(b)(f)	06/15/2053	6,736,853
163,031,288	Series 2021-C61-XA	1.34%(b)(f)	11/15/2054	9,808,354
9,132,000	Series 2021-C61-XD	1.40%(a)(b)(f)	11/15/2054	715,065
	Credit Suisse Mortgage Capital Certificates
147,561,481	Series 2014-USA-X1	0.54%(a)(b)(f)	09/15/2037	379,100
3,799,000	Series 2017-CALI-E	3.78%(a)(b)	11/10/2032	761,888
6,050,000	Series 2017-CALI-F	3.78%(a)(b)	11/10/2032	765,474
4,847,000	Series 2017-TIME-A	3.65%(a)	11/13/2039	4,335,721
12,786,480	Series 2020-NET-A	2.26%(a)	08/15/2037	12,572,038
74,590,430	Series 2020-NET-X	1.10%(a)(b)(f)	08/15/2037	269,779
5,588,851	Series 2021-B33-A1	3.05%(a)	10/10/2043	5,266,403
18,815,500	Series 2021-B33-A2	3.17%(a)	10/10/2043	16,490,290
107,843,685	Series 2021-B33-X	0.50%(a)(b)(f)	10/10/2043	2,608,232
	CSAIL Commercial Mortgage Trust
13,360,000	Series 2015-C2-AS	3.85%(b)	06/15/2057	13,233,871
9,205,000	Series 2015-C3-B	4.11%(b)	08/15/2048	8,662,906
2,299,000	Series 2015-C4-C	4.55%(b)	11/15/2048	2,261,793
233,491,519	Series 2015-C4-XA	0.79%(b)(f)	11/15/2048	249,579
9,425,000	Series 2016-C5-C	4.63%(b)	11/15/2048	9,090,430
34,251,242	Series 2016-C6-XA	1.85%(b)(f)	01/15/2049	315,228
11,020,000	Series 2016-C7-B	4.32%(b)	11/15/2049	10,490,660
127,186,967	Series 2017-C8-XA	1.06%(b)(f)	06/15/2050	2,189,117
4,399,000	Series 2017-CX10-B	3.89%(b)	11/15/2050	3,988,385
66,021,231	Series 2017-CX10-XA	0.84%(b)(f)	11/15/2050	1,005,860
1,886,000	Series 2018-C14-C	4.88%(b)	11/15/2051	1,721,850
15,894,000	Series 2019-C16-B	3.88%	06/15/2052	14,725,891
24,149,424	Series 2019-C17-XA	1.32%(b)(f)	09/15/2052	1,065,936
7,924,000	Series 2019-C18-B	3.59%	12/15/2052	7,175,272
217,529,096	Series 2019-C18-XA	1.00%(b)(f)	12/15/2052	7,613,344
193,966,765	Series 2020-C19-XA	1.09%(b)(f)	03/15/2053	7,751,028
81,465,000	Series 2020-C19-XB	0.08%(b)(f)	03/15/2053	330,259
	CSWF
372,085	Series 2018-TOP-G (1 mo. Term SOFR + 3.50%, 3.45% Floor)	7.82%(a)	08/15/2035	361,417
	DOLP Trust
11,475,000	Series 2021-NYC-F	3.70%(a)(b)	05/10/2041	8,026,868
	Extended Stay America Trust
7,487,870	Series 2021-ESH-A (1 mo. Term SOFR + 1.19%, 1.08% Floor)	5.51%(a)	07/15/2038	7,485,813

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	9

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Franklin BSP Realty Trust, Inc.
10,861,372	Series 2022-FL8-A (30 day avg SOFR US + 1.50%, 1.50% Floor)	5.85%(a)	02/15/2037	10,834,862
	FS Rialto Issuer LLC
26,100,000	Series 2025-FL10-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.69%(a)	08/19/2042	26,144,709
	Granite Point Mortgage Trust, Inc.
10,946,618	Series 2021-FL4-A (1 mo. Term SOFR + 1.46%, 1.35% Floor)	5.78%(a)	12/15/2036	10,896,943
	Great Wolf Trust
15,000,000	Series 2024-WLF2-A (1 mo. Term SOFR + 1.69%)	6.01%(a)	05/15/2041	15,018,660
	Greystone Commercial Real Estate Notes
3,981,929	Series 2021-FL3-A (1 mo. Term SOFR + 1.13%, 1.02% Floor)	5.45%(a)	07/15/2039	3,986,166
6,250,000	Series 2021-FL3-B (1 mo. Term SOFR + 1.76%, 1.65% Floor)	6.08%(a)	07/15/2039	6,232,463
	GS Mortgage Securities Corp. II
130,793,316	Series 2015-GC32-XA	0.69%(b)(f)	07/10/2048	1,308
138,690,604	Series 2015-GC34-XA	1.16%(b)(f)	10/10/2048	217,259
61,897,230	Series 2015-GS1-XA	0.75%(b)(f)	11/10/2048	113,736
38,979,929	Series 2016-GS2-XA	1.72%(b)(f)	05/10/2049	366,778
249,191,316	Series 2016-GS3-XA	1.18%(b)(f)	10/10/2049	2,731,461
46,549,421	Series 2016-GS4-XA	0.56%(b)(f)	11/10/2049	286,814
177,970,105	Series 2017-GS7-XA	1.07%(b)(f)	08/10/2050	3,289,297
98,700,000	Series 2017-GS7-XB	0.33%(b)(f)	08/10/2050	718,605
3,443,000	Series 2018-GS10-WLSA	4.58%(a)(b)	03/10/2033	827,975
6,834,000	Series 2018-GS10-WLSB	4.58%(a)(b)	03/10/2033	672,718
9,287,000	Series 2018-GS10-WLSC	4.58%(a)(b)	03/10/2033	865,328
8,990,000	Series 2018-GS10-WLSD	4.58%(a)(b)	03/10/2033	790,363
11,236,750	Series 2018-GS10-WLSE	4.58%(a)(b)	03/10/2033	899,161
189,389,329	Series 2018-GS9-XA	0.41%(b)(f)	03/10/2051	1,955,218
12,875,000	Series 2018-LUAU-A (1 mo. Term SOFR + 1.30%, 1.25% Floor)	5.62%(a)	11/15/2032	12,819,610
15,571,000	Series 2018-TWR-A (1 mo. Term SOFR + 1.20%, 0.90% Floor)	5.52%(a)	07/15/2031	12,146,548
3,897,000	Series 2018-TWR-D (1 mo. Term SOFR + 1.90%, 1.60% Floor)	6.22%(a)	07/15/2031	552,400
11,950,000	Series 2018-TWR-E (1 mo. Term SOFR + 2.40%, 2.10% Floor)	6.72%(a)	07/15/2031	1,254,750
11,242,000	Series 2018-TWR-F (1 mo. Term SOFR + 3.10%, 2.80% Floor)	7.42%(a)	07/15/2031	1,062,369
4,648,000	Series 2018-TWR-G (1 mo. Term SOFR + 4.22%, 3.93% Floor)	8.54%(a)	07/15/2031	391,213
51,786,168	Series 2019-GC38-XA	1.01%(b)(f)	02/10/2052	1,727,918
13,088,846	Series 2019-GC39-XA	1.09%(b)(f)	05/10/2052	501,173
21,600,000	Series 2019-GSA1-XD	1.00%(a)(b)(f)	11/10/2052	896,428
169,630,722	Series 2020-GC45-XA	0.62%(b)(f)	02/13/2053	4,028,492
25,009,000	Series 2020-GC45-XD	0.65%(a)(b)(f)	02/13/2053	686,812
52,965,912	Series 2020-GSA2-XA	1.69%(a)(b)(f)	12/12/2053	3,747,073
3,280,000	Series 2021-ARDN-E (1 mo. Term SOFR + 3.46%, 3.35% Floor)	7.78%(a)	11/15/2036	3,246,671
16,787,000	Series 2021-ARDN-G (1 mo. Term SOFR + 5.11%, 5.00% Floor)	9.43%(a)	11/15/2036	16,642,674
	Hilton USA Trust
5,692,000	Series 2016-SFP-A	2.83%(a)	11/05/2035	4,720,135
	Hudson Yards Mortgage Trust
8,450,000	Series 2025-SPRL-A	5.47%(a)(b)	01/13/2040	8,607,467
	JP Morgan Chase Commercial Mortgage Securities
363,139	Series 2007-CB20-X1	0.00%(a)(b)(f)	02/12/2051	1
599,701	Series 2014-C20-B	4.40%(b)	07/15/2047	587,232
46,926,294	Series 2015-JP1-XA	0.88%(b)(f)	01/15/2049	124,758
1,725,000	Series 2017-JP5-C	3.74%(b)	03/15/2050	1,477,059

Principal Amount $	Security Description	Rate	Maturity	Value $
9,343,000	Series 2018-MINN-E (1 mo. Term SOFR + 2.80%, 3.50% Floor)	7.12%(a)	11/15/2035	7,090,870
18,869,000	Series 2019-COR4-XD	2.02%(a)(b)(f)	03/10/2052	1,275,303
84,702,103	Series 2019-COR5-XA	1.45%(b)(f)	06/13/2052	3,796,712
8,500,000	Series 2019-COR5-XD	1.76%(a)(b)(f)	06/13/2052	546,329
29,530,000	Series 2020-NNN-EFX	3.97%(a)	01/16/2037	11,942,523
	JPMBB Commercial Mortgage Securities Trust
1,865,685	Series 2014-C21-C	4.54%(b)	08/15/2047	1,843,118
31,801,840	Series 2014-C25-XA	0.43%(b)(f)	11/15/2047	318
1,915,439	Series 2014-C26-XA	0.39%(b)(f)	01/15/2048	19
8,236,400	Series 2015-C27-C	4.29%(b)	02/15/2048	5,477,288
10,425,000	Series 2015-C27-D	3.79%(a)(b)	02/15/2048	2,714,779
10,663,088	Series 2015-C28-C	4.43%(b)	10/15/2048	10,454,869
1,283,446	Series 2015-C28-XA	1.03%(b)(f)	10/15/2048	13
14,904,154	Series 2015-C29-XA	0.52%(b)(f)	05/15/2048	149
100,808,452	Series 2015-C30-XA	0.40%(b)(f)	07/15/2048	1,482
49,086,591	Series 2015-C32-XA	1.01%(b)(f)	11/15/2048	33,762
7,394,000	Series 2016-C1-C	4.70%(b)	03/17/2049	6,930,998
16,475,002	Series 2016-C1-XA	1.15%(b)(f)	03/17/2049	108,788
	JPMDB Commercial Mortgage Securities Trust
101,243,479	Series 2016-C2-XA	1.47%(b)(f)	06/15/2049	939,489
133,456,817	Series 2017-C5-XA	0.84%(b)(f)	03/15/2050	1,371,189
161,899,279	Series 2017-C7-XA	0.83%(b)(f)	10/15/2050	2,612,925
13,604,000	Series 2019-COR6-AS	3.41%(b)	11/13/2052	11,720,066
256,038,085	Series 2020-COR7-XA	1.66%(b)(f)	05/13/2053	14,149,433
	KREF
28,893,906	Series 2021-FL2-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	5.50%(a)	02/15/2039	28,928,607
	Ladder Capital Commercial Mortgage Securities LLC
3,307,325	Series 2021-FL3-A (1 mo. Term SOFR + 1.56%, 1.56% Floor)	5.88%(a)	11/15/2038	3,318,937
	LoanCore
10,528,970	Series 2022-CRE7-A (30 day avg SOFR US + 1.55%, 1.55% Floor)	5.90%(a)	01/17/2037	10,558,419
26,610,000	Series 2025-CRE8-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.70%(a)	08/17/2042	26,649,915
	LSTAR Commercial Mortgage Trust
116,041	Series 2015-3-D	3.33%(a)(b)	04/20/2048	115,424
14,957,431	Series 2017-5-X	0.84%(a)(b)(f)	03/10/2050	171,669
	Lument Finance Trust, Inc.
10,800,000	Series 2021-FL1-B (1 mo. Term SOFR + 1.86%, 1.86% Floor)	6.18%(a)	06/15/2039	10,840,241
	M360 LLC
5,360,490	Series 2021-CRE3-A (1 mo. Term SOFR + 1.61%, 1.50% Floor)	5.93%(a)	11/22/2038	5,363,985
7,162,000	Series 2021-CRE3-B (1 mo. Term SOFR + 2.36%, 2.25% Floor)	6.68%(a)	11/22/2038	7,168,661
	Manhattan West
5,731,000	Series 2020-1MW-C	2.33%(a)(b)	09/10/2039	5,302,099
	MF1 Multifamily Housing Mortgage Loan Trust
593,549	Series 2021-FL5-A (1 mo. Term SOFR + 0.96%, 0.96% Floor)	5.28%(a)	07/15/2036	594,397
10,000,000	Series 2021-FL5-AS (1 mo. Term SOFR + 1.31%, 1.31% Floor)	5.63%(a)	07/15/2036	9,982,840
9,753,468	Series 2022-FL8-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)	5.67%(a)	02/19/2037	9,761,670
8,181,821	Series 2022-FL9-A (1 mo. Term SOFR + 2.15%, 2.15% Floor)	6.47%(a)	06/19/2037	8,196,065
17,500,000	Series 2023-FL12-A (1 mo. Term SOFR + 2.07%, 2.07% Floor)	6.38%(a)	10/19/2038	17,576,003
10,660,000	Series 2024-FL15-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	6.00%(a)	08/18/2041	10,698,845

10	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
26,120,000	Series 2025-FL17-A (1 mo. Term SOFR + 1.32%, 1.32% Floor)	5.63%(a)	02/18/2040	26,168,348
	MFT Trust
9,417,000	Series 2020-ABC-A	3.36%(a)	02/10/2042	7,268,580
4,317,000	Series 2020-ABC-B	3.48%(a)(b)	02/10/2042	3,065,103
	MHC Commercial Mortgage Trust
1,285,878	Series 2021-MHC-A (1 mo. Term SOFR + 0.92%, 0.80% Floor)	5.23%(a)	04/15/2038	1,283,037
	Morgan Stanley ABS Capital I, Inc.
4,353,603	Series 2021-ILP-A (1 mo. Term SOFR + 0.89%, 0.78% Floor)	5.21%(a)	11/15/2036	4,334,740
17,326,703	Series 2021-ILP-D (1 mo. Term SOFR + 1.69%, 1.58% Floor)	6.01%(a)	11/15/2036	17,217,517
16,780,218	Series 2024-NSTB-A	3.90%(a)(b)	09/24/2057	16,236,675
	Morgan Stanley Bank of America Merrill Lynch Trust
9,861,910	Series 2012-CKSV-CK	4.17%(a)(b)	10/15/2030	6,403,482
3,029,991	Series 2014-C19-C	4.00%	12/15/2047	2,934,227
10,286,000	Series 2015-C27-C	4.49%(b)	12/15/2047	9,884,787
125,305,592	Series 2016-C28-XA	1.13%(b)(f)	01/15/2049	645,286
7,564,000	Series 2016-C31-C	4.26%(b)	11/15/2049	6,582,445
36,954,642	Series 2017-C33-XA	1.23%(b)(f)	05/15/2050	636,529
	Morgan Stanley Capital I Trust
7,137,000	Series 2015-UBS8-B	4.32%(b)	12/15/2048	6,820,007
21,884,643	Series 2015-UBS8-XA	0.84%(b)(f)	12/15/2048	65,772
	Morgan Stanley Capital I, Inc.
533,030	Series 2006-HQ10-X1	0.73%(a)(b)(f)	11/12/2041	5
127,830,961	Series 2017-H1-XA	1.30%(b)(f)	06/15/2050	2,342,809
4,661,000	Series 2017-HR2-C	4.32%(b)	12/15/2050	4,399,014
8,000,000	Series 2018-MP-E	4.28%(a)(b)	07/11/2040	5,439,814
9,386,700	Series 2019-H6-XD	1.57%(a)(b)(f)	06/15/2052	527,324
5,305,000	Series 2019-H7-AS	3.52%	07/15/2052	4,971,345
71,855,472	Series 2019-L2-XA	1.00%(b)(f)	03/15/2052	2,312,194
3,845,000	Series 2019-L3-AS	3.49%	11/15/2052	3,533,613
146,535,929	Series 2019-L3-XA	0.61%(b)(f)	11/15/2052	3,491,878
15,090,000	Series 2019-L3-XD	1.15%(a)(b)(f)	11/15/2052	703,558
3,355,000	Series 2019-NUGS-D (1 mo. Term SOFR + 1.91%, 3.30% Floor)	6.23%(a)	12/15/2036	376,373
6,002,000	Series 2019-PLND-E (1 mo. Term SOFR + 2.26%, 2.15% Floor)	6.58%(a)	05/15/2036	126,577
2,200,000	Series 2020-HR8-B	2.70%	07/15/2053	1,846,148
24,004,000	Series 2020-L4-B	3.08%	02/15/2053	20,955,850
284,136,625	Series 2020-L4-XA	1.07%(b)(f)	02/15/2053	12,381,339
13,625,665	Series 2020-L4-XD	1.17%(a)(b)(f)	02/15/2053	677,394
10,779,000	Series 2021-L6-C	3.46%(b)	06/15/2054	8,715,366
	MRCD Mortgage Trust
7,794,000	Series 2019-PARK-F	2.72%(a)	12/15/2036	4,847,946
32,926,000	Series 2019-PARK-G	2.72%(a)	12/15/2036	18,010,851
	Multifamily Tax-Exempt Mortgage-backed Securities M-TEMS
61,895,922	Series 2021-2	0.83%(b)(f)	03/25/2035	2,595,915
	Natixis Commercial Mortgage Securities Trust
13,188,800	Series 2020-2PAC-D	3.75%(a)	12/15/2038	10,891,166
	NJ
14,239,000	Series 2025-WBRK-A	5.87%(a)	03/05/2035	14,632,435
	NYC Commercial Mortgage Trust
6,770,000	Series 2025-3BP-A (1 mo. Term SOFR + 1.21%, 1.21% Floor)	5.53%(a)	02/15/2042	6,691,399
	NYT Mortgage Trust
25,000,000	Series 2019-NYT-D (1 mo. Term SOFR + 2.30%, 2.00% Floor)	6.62%(a)	12/15/2035	23,503,518
	OPG Trust
9,356,100	Series 2021-PORT-D (1 mo. Term SOFR + 1.25%, 1.13% Floor)	5.57%(a)	10/15/2036	9,303,298

Principal Amount $	Security Description	Rate	Maturity	Value $
	ROCK Trust
46,015,000	Series 2024-CNTR-A	5.39%(a)	11/13/2041	46,425,127
	SFO Commercial Mortgage Trust
11,621,000	Series 2021-555-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	5.58%(a)	05/15/2038	11,463,130
	SLG Office Trust
37,079,000	Series 2021-OVA-F	2.85%(a)	07/15/2041	29,770,329
	SMR Mortgage Trust
4,131,535	Series 2022-IND-G (1 mo. Term SOFR + 7.50%, 7.50% Floor)	11.82%(a)	02/15/2039	3,682,136
	Soho Trust
2,985,000	Series 2021-SOHO-B	2.70%(a)(b)	08/10/2038	2,252,152
	SREIT Trust
47,000,000	Series 2021-IND-G (1 mo. Term SOFR + 3.38%, 3.27% Floor)	7.70%(a)	10/15/2038	45,778,080
4,667,736	Series 2021-MFP-E (1 mo. Term SOFR + 2.14%, 2.03% Floor)	6.46%(a)	11/15/2038	4,643,000
1,690,000	Series 2021-MFP2-A (1 mo. Term SOFR + 0.94%, 0.82% Floor)	5.26%(a)	11/15/2036	1,680,305
	Starwood Property Trust, Inc.
11,995,738	Series 2021-FL2-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.63%(a)	04/18/2038	11,994,299
	STWD Trust
1,344,000	Series 2021-FLWR-D (1 mo. Term SOFR + 1.49%, 1.38% Floor)	5.81%(a)	07/15/2036	1,335,185
	TCO Commercial Mortgage Trust
2,490,000	Series 2024-DPM-C (1 mo. Term SOFR + 1.99%, 1.99% Floor)	6.31%(a)	12/15/2039	2,486,088
	TPG Real Estate Finance Issuer Ltd.
8,560,758	Series 2021-FL4-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.63%(a)	03/15/2038	8,564,293
24,400,016	Series 2022-FL5-A (1 mo. Term SOFR + 1.65%, 1.65% Floor)	5.97%(a)	02/15/2039	24,485,245
26,180,000	Series 2025-FL6-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.87%(a)	09/18/2042	26,173,560
	UBS Commercial Mortgage Trust
8,000,000	Series 2017-C1-C	4.44%	06/15/2050	7,189,122
71,391,876	Series 2017-C1-XA	1.46%(b)(f)	06/15/2050	1,630,341
1,124,000	Series 2017-C2-C	4.30%(b)	08/15/2050	1,037,208
6,857,000	Series 2017-C3-B	4.09%(b)	08/15/2050	6,486,745
9,922,552	Series 2017-C3-XA	1.10%(b)(f)	08/15/2050	170,417
3,561,000	Series 2017-C4-B	4.24%(b)	10/15/2050	3,298,992
2,886,000	Series 2017-C6-C	4.71%(b)	12/15/2050	2,557,378
544,000	Series 2017-C7-A4	3.68%	12/15/2050	528,885
1,020,000	Series 2018-C11-B	4.71%(b)	06/15/2051	944,239
2,854,000	Series 2018-C13-B	4.79%(b)	10/15/2051	2,697,938
37,528,881	Series 2018-C9-XA	0.90%(b)(f)	03/15/2051	827,369
8,350,000	Series 2019-C17-AS	3.20%	10/15/2052	7,531,841
12,767,000	Series 2019-C17-XD	1.75%(a)(b)(f)	10/15/2052	878,155
14,858,000	Series 2019-C18-AS	3.38%(b)	12/15/2052	13,460,410
9,705,000	Series 2019-C18-B	3.68%(b)	12/15/2052	8,242,240
11,574,000	Series 2019-C18-XD	1.43%(a)(b)(f)	12/15/2052	676,122
	UBS-Barclays Commercial Mortgage Trust
6,117,000	Series 2019-C3-XD	1.77%(a)(b)(f)	05/15/2052	390,845
164,417,873	Series 2019-C4-XA	1.52%(b)(f)	08/15/2052	8,505,797
13,091,000	Series 2019-C4-XD	1.13%(a)(b)(f)	08/15/2052	563,507
65,432,327	Series 2019-C5-XA	0.85%(b)(f)	11/15/2052	1,873,936
14,866,000	Series 2019-C5-XD	1.32%(a)(b)(f)	11/15/2052	772,643
	VEGAS Trust
66,928,000	Series 2024-TI-A	5.52%(a)	11/10/2039	67,432,798

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	11

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Wells Fargo Commercial Mortgage Trust
118,501,576	Series 2024-5C1-XA	1.03%(b)(f)	07/15/2057	4,590,135
64,925,505	Series 2025-C64-XA	1.03%(b)(f)	02/15/2058	4,985,987
	WF-RBS Commercial Mortgage Trust
7,654,874	Series 2014-C21-B	4.21%(b)	08/15/2047	7,405,474
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $3,183,340,763)			2,446,261,043

NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 24.6%
	Accredited Mortgage Loan Trust
12,875,000	Series 2006-1-M2 (1 mo. Term SOFR + 0.45%, 0.34% Floor)	1.59%	04/25/2036	9,941,915
	ACE Securities Corp.
1,487,114	Series 2007-ASP1-A2C (1 mo. Term SOFR + 0.63%, 0.52% Floor)	4.95%	03/25/2037	599,149
9,525,222	Series 2007-HE1-A2B (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.67%	01/25/2037	5,736,876
2,219,601	Series 2007-HE1-A2C (1 mo. Term SOFR + 0.45%, 0.34% Floor)	4.77%	01/25/2037	1,336,789
2,080,876	Series 2007-HE1-A2D (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.93%	01/25/2037	1,253,186
68,871,857	Series 2007-WM1-A1A (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.71%	11/25/2036	19,961,075
3,759,382	Series 2007-WM1-A2A (1 mo. Term SOFR + 0.25%, 0.14% Floor)	4.57%	11/25/2036	1,546,770
4,064,184	Series 2007-WM1-A2D (1 mo. Term SOFR + 0.55%, 0.44% Floor)	4.87%	11/25/2036	1,672,207
2,604,276	Series 2007-WM2-A2C (1 mo. Term SOFR + 0.67%, 0.56% Floor)	4.99%	02/25/2037	1,069,526
2,283,066	Series 2007-WM2-A2D (1 mo. Term SOFR + 0.85%, 0.74% Floor)	5.17%	02/25/2037	937,543
	Adjustable Rate Mortgage Trust
2,519,890	Series 2004-4-CB1 (1 mo. Term SOFR + 1.26%, 1.15% Floor, 10.00% Cap)	5.58%	03/25/2035	2,157,069
16,798,346	Series 2005-11-4A1	5.45%(b)	02/25/2036	8,675,635
1,241,234	Series 2005-4-2A1	6.81%(b)	08/25/2035	1,164,052
93,497	Series 2005-7-3A1	5.23%(b)	10/25/2035	90,343
3,506,205	Series 2005-8-3A21	5.22%(b)	11/25/2035	2,475,387
9,899,719	Series 2006-2-5A1	5.12%(b)	05/25/2036	1,987,745
4,126,530	Series 2007-1-3A1	5.02%(b)	03/25/2037	3,841,037
856,412	Series 2007-3-1A1	5.28%(a)(b)	11/25/2037	856,889
	Aegis Asset Backed Securities Trust
800,034	Series 2004-1-M2 (1 mo. Term SOFR + 2.14%, 2.03% Floor)	6.46%	04/25/2034	792,732
617,792	Series 2004-2-M2 (1 mo. Term SOFR + 2.06%, 1.95% Floor)	6.38%	06/25/2034	599,990
3,026,867	Series 2004-6-M2 (1 mo. Term SOFR + 1.11%, 1.00% Floor, 15.00% Cap)	5.43%	03/25/2035	2,876,454
8,586,438	Series 2006-1-A2 (1 mo. Term SOFR + 0.45%, 0.34% Floor, 12.00% Cap)	4.77%	01/25/2037	6,422,949
	AlphaFlow Transitional Mortgage Trust
3,858,471	Series 2021-WL1-A1	3.28%(a)(d)	01/25/2026	3,651,934
	American Home Mortgage Assets LLC
2,600,360	Series 2006-2-2A1 (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.81%	09/25/2046	2,434,099

Principal Amount $	Security Description	Rate	Maturity	Value $
	American Home Mortgage Investment Trust
2,527,649	Series 2005-4-3A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 11.00% Cap)	5.03%	11/25/2045	1,746,513
11,448,217	Series 2005-4-5A (6 mo. Term SOFR + 2.18%, 1.75% Floor, 11.00% Cap)	6.44%	11/25/2045	4,280,947
2,146,383	Series 2006-2-3A4	7.10%(d)	06/25/2036	307,436
7,248,123	Series 2007-A-13A1	6.60%(a)(d)	01/25/2037	957,219
	Ameriquest Mortgage Securities, Inc.
2,109,563	Series 2004-FR1-M1	3.76%(d)	05/25/2034	2,091,982
	Amortizing Residential Collateral Trust
4,401,709	Series 2002-BC7-M1 (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.63%	10/25/2032	3,339,638
	AMSR Trust
41,588,000	Series 2019-SFR1-E	3.47%(a)	01/19/2039	40,529,228
30,156,000	Series 2020-SFR4-G1	4.00%(a)	11/17/2037	29,841,214
10,000,000	Series 2020-SFR5-F	2.69%(a)	11/17/2037	9,812,836
6,500,000	Series 2021-SFR3-E1	2.33%(a)	10/17/2038	6,182,844
11,000,000	Series 2021-SFR3-E2	2.43%(a)	10/17/2038	10,456,384
18,500,000	Series 2021-SFR3-F	3.23%(a)	10/17/2038	17,631,873
6,500,000	Series 2021-SFR4-D	2.77%(a)	12/17/2038	6,243,190
10,500,000	Series 2021-SFR4-E1	2.97%(a)	12/17/2038	10,082,918
	Angel Oak Mortgage Trust LLC
9,121,000	Series 2021-7-M1	3.26%(a)(b)	10/25/2066	6,535,674
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates
9,652,851	Series 2004-W11-M6 (1 mo. Term SOFR + 1.99%, 1.88% Floor)	6.31%	11/25/2034	8,183,292
99,094,759	Series 2006-M3-A1 (1 mo. Term SOFR + 0.29%, 0.18% Floor)	4.61%	10/25/2036	54,582,989
11,159,663	Series 2006-W5-A1A (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.73%	06/25/2036	7,306,909
	Asset Backed Funding Certificates
79,806,443	Series 2007-WMC1-A1A (1 mo. Term SOFR + 1.36%, 1.25% Floor)	5.68%	06/25/2037	57,777,104
	Asset Backed Securities Corp. Home Equity
1,216,399	Series 2004-HE3-M2 (1 mo. Term SOFR + 1.79%, 1.68% Floor)	6.11%	06/25/2034	1,180,614
17,152,309	Series 2006-HE7-A1 (1 mo. Term SOFR + 0.38%, 0.27% Floor)	4.02%	11/25/2036	15,288,871
	Banc of America Alternative Loan Trust
406,661	Series 2005-10-4A1	5.75%	11/25/2035	372,902
1,609,715	Series 2005-11-2CB1	6.00%	12/25/2035	1,528,679
1,094,298	Series 2006-2-1CB1	6.00%	03/25/2036	1,000,781
1,392,785	Series 2006-2-3CB1	6.50%	03/25/2036	1,272,914
397,260	Series 2006-5-CB14 (1 mo. Term SOFR + 1.21%, 6.00% Floor, 6.00% Cap)	6.00%	06/25/2046	344,222
921,611	Series 2006-6-CB3	6.00%	07/25/2046	798,269
7,734,355	Series 2006-7-A4	6.50%(d)	10/25/2036	2,185,598
1,255,374	Series 2006-8-1A1 (-1 x 1 mo. Term SOFR + 6.39%, 0.00% Floor, 6.50% Cap)	2.07%(f)(g)	11/25/2036	131,758
447,408	Series 2006-8-1A2 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap)	4.88%	11/25/2036	348,739
2,004,454	Series 2006-9-1CB1	6.00%	01/25/2037	1,782,493
343,765	Series 2007-2-2A1	6.00%	06/25/2037	292,312
	Banc of America Funding Corp.
2,202,635	Series 2006-2-3A1	6.00%	03/25/2036	1,887,708
59,925	Series 2006-2-4A1 (-3 x 1 mo. Term SOFR + 22.46%, 0.00% Floor, 22.80% Cap)	9.50%(g)	03/25/2036	57,571
77,086	Series 2006-2-6A2	5.50%	03/25/2036	76,147
251,953	Series 2006-3-1A1	6.00%	03/25/2036	212,259

12	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
138,310	Series 2006-3-6A1	6.38%(b)	03/25/2036	140,781
1,189,510	Series 2006-6-1A7	6.25%	08/25/2036	1,025,923
422,114	Series 2006-7-T2A5	6.54%(d)	10/25/2036	380,915
1,989,554	Series 2006-7-T2A8	6.41%(d)	10/25/2036	1,795,580
514,204	Series 2006-8T2-A8	6.60%(d)	10/25/2036	450,750
221,027	Series 2006-B-7A1	4.49%(b)	03/20/2036	192,975
3,799,579	Series 2006-D-6A1	4.02%(b)	05/20/2036	3,207,664
78,461	Series 2006-H-3A1	5.01%(b)	09/20/2046	64,047
43,538,863	Series 2006-H-5A1 (1 mo. Term SOFR + 0.47%, 0.36% Floor, 10.50% Cap)	4.79%	10/20/2036	13,437,778
415,943	Series 2007-1-TA10	6.34%(d)	01/25/2037	384,834
580,456	Series 2007-3-TA1B	5.83%(b)	04/25/2037	494,368
1,079,429	Series 2007-5-1A1	5.50%	07/25/2037	875,420
591,683	Series 2009-R14A-3A (-2 x 1 mo. Term SOFR + 16.30%, 5.50% Floor, 16.57% Cap)	6.20%(a)(g)	06/26/2035	547,825
839,181	Series 2009-R15A-4A2	5.75%(a)(b)	12/26/2036	721,251
499,772	Series 2010-R1-3A (-2 x 1 mo. Term SOFR + 14.10%, 6.00% Floor, 14.28% Cap)	7.43%(a)(g)	07/26/2036	482,180
4,786,192	Series 2014-R6-3A2	4.70%(a)(b)(h)	10/26/2036	4,239,694
10,613,510	Series 2014-R8-A2 (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.67%(a)	06/26/2036	8,327,017
17,496,431	Series 2015-R2-4A2 (1 mo. Term SOFR + 0.28%, 0.17% Floor)	5.50%(a)	09/29/2036	14,476,834
	Banc of America Mortgage Securities, Inc.
786,423	Series 2006-1-A9	6.00%	05/25/2036	659,600
136,219	Series 2007-1-2A5	5.75%	01/25/2037	118,082
3,012,476	Series 2007-3-2A8	7.00%	09/25/2037	2,537,557
	BankUnited Trust
4,788,862	Series 2005-1-2A1	4.62%(b)	09/25/2045	4,370,923
	Barclays PLC
6,280,867	Series 2010-RR6-7A10	4.42%(a)(b)	02/26/2037	2,480,433
	Bayview Commercial Asset Trust
586,992	Series 2007-3-A2 (1 mo. Term SOFR + 0.55%, 0.00% Floor)	4.87%(a)	07/25/2037	555,407
	Bayview Financial Acquisition Trust
2,072,072	Series 2006-C-2A4 (1 mo. Term SOFR + 0.53%, 0.00% Floor)	4.86%	11/28/2036	1,924,256
	BCAP LLC Trust
18,032,975	Series 2007-AA2-11A (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.81%(a)	05/25/2047	18,548,966
1,930,158	Series 2007-AA2-2A7	6.00%	04/25/2037	870,428
2,089,613	Series 2007-AA2-2A8	5.75%	04/25/2037	904,456
10,159,968	Series 2008-RR3-A1B	6.70%(a)(b)	10/25/2036	3,174,433
1,450,000	Series 2009-RR13-18A2	5.75%(a)(b)	07/26/2037	682,295
2,525,217	Series 2009-RR4-4A2	5.75%(a)(b)	02/26/2036	1,109,428
	Bear Stearns Adjustable Rate Mortgage Trust
205,688	Series 2005-12-13A1	4.73%(b)	02/25/2036	147,372
1,855,249	Series 2006-4-4A1	5.00%(b)	10/25/2046	1,592,931
2,450,407	Series 2007-1-2A1	5.88%(b)	02/25/2047	2,164,071
706,906	Series 2007-1-3A1	4.62%(b)	02/25/2047	689,158
8,036,246	Series 2007-2-2A1 (12 mo. Term SOFR + 2.59%, 1.88% Floor, 11.15% Cap)	6.37%	12/25/2046	6,668,517
	Bear Stearns Alt-A Trust
182,730	Series 2004-11-2A3	5.63%(b)	11/25/2034	185,262
9,307,520	Series 2006-3-21A1	4.58%(b)	05/25/2036	6,696,274
3,519,573	Series 2006-5-1A1 (1 mo. Term SOFR + 0.45%, 0.34% Floor, 11.50% Cap)	4.77%	08/25/2036	3,148,998
5,527,822	Series 2006-6-2A1	4.35%(b)	11/25/2036	2,548,326
2,843,137	Series 2006-8-2A1	4.81%(b)	08/25/2046	1,966,107
4,559,364	Series 2007-1-1A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor, 11.50% Cap)	4.75%	01/25/2047	3,857,580

Principal Amount $	Security Description	Rate	Maturity	Value $
	Bear Stearns Asset Backed Securities Trust
2,192,650	Series 2004-AC4-A2	5.50%(d)	08/25/2034	2,198,962
4,908,399	Series 2005-AC2-1A	5.75%(d)	04/25/2035	4,207,765
1,608,496	Series 2005-AC2-2A1	5.75%(d)	04/25/2035	1,535,125
19,026,973	Series 2005-AC6-22A	5.12%(b)	09/25/2035	15,432,061
4,504,733	Series 2005-AC7-A4	6.00%(d)	10/25/2035	2,794,455
5,806,084	Series 2006-AC1-1A1	6.25%(d)	02/25/2036	2,677,750
704,340	Series 2006-AC5-A1	6.75%(d)	12/25/2036	710,551
19,331,727	Series 2007-HE4-2A (1 mo. Term SOFR + 0.33%, 0.22% Floor)	4.65%	05/25/2037	17,770,114
11,081,810	Series 2007-HE6-2A (1 mo. Term SOFR + 1.16%, 1.05% Floor)	5.48%	08/25/2037	9,831,537
922,289	Series 2007-SD1-1A2A	6.00%	10/25/2036	313,584
1,323,155	Series 2007-SD1-1A3A	6.50%	10/25/2036	485,389
1,179,243	Series 2007-SD1-23A1	5.83%(b)	10/25/2036	594,978
	Bear Stearns Mortgage Funding Trust
5,629,593	Series 2006-AR3-2A1 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 10.50% Cap)	4.83%	11/25/2036	5,132,957
2,360,280	Series 2006-AR4-A2 (1 mo. Term SOFR + 0.47%, 0.36% Floor, 10.50% Cap)	4.79%	12/25/2037	2,292,307
5,289,934	Series 2007-AR3-22A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor, 10.50% Cap)	4.75%	04/25/2037	5,077,888
	BNC Mortgage Loan Trust
3,846,124	Series 2006-2-A4 (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.75%	11/25/2036	3,753,501
3,730,323	Series 2007-1-A4 (1 mo. Term SOFR + 0.27%, 0.16% Floor)	4.59%	03/25/2037	3,626,282
4,771,253	Series 2007-4-A4 (1 mo. Term SOFR + 1.61%, 1.50% Floor)	5.93%	11/25/2037	4,040,285
	BNP Paribas Mortgage Securities LLC
23,502,859	Series 2009-1-B1	6.00%(a)	08/27/2037	10,723,913
	CAFL Issuer LLC
38,580,159	Series 2021-RTL1-A1	4.24%(a)(d)	03/28/2029	38,529,264
4,909,152	Series 2021-RTL1-A2	5.10%(a)(d)	03/28/2029	4,904,394
	Carrington Mortgage Loan Trust
3,728,704	Series 2006-FRE2-A2 (1 mo. Term SOFR + 0.23%, 0.12% Floor, 12.50% Cap)	4.55%	10/25/2036	2,872,802
17,979,344	Series 2006-FRE2-A3 (1 mo. Term SOFR + 0.27%, 0.16% Floor, 12.50% Cap)	4.59%	10/25/2036	13,852,175
5,533,906	Series 2006-FRE2-A4 (1 mo. Term SOFR + 0.36%, 0.25% Floor, 12.50% Cap)	4.68%	10/25/2036	4,263,512
3,059,876	Series 2006-NC3-A3 (1 mo. Term SOFR + 0.26%, 0.15% Floor, 12.50% Cap)	4.73%	08/25/2036	2,971,251
25,232,605	Series 2006-NC4-A3 (1 mo. Term SOFR + 0.27%, 0.16% Floor, 12.50% Cap)	4.59%	10/25/2036	24,800,497
20,832,534	Series 2006-NC5-A3 (1 mo. Term SOFR + 0.26%, 0.15% Floor, 14.50% Cap)	4.58%	01/25/2037	18,493,013
9,070,701	Series 2007-RFC1-A3 (1 mo. Term SOFR + 0.25%, 0.14% Floor, 14.50% Cap)	4.57%	12/25/2036	8,911,271
	Cascade MH Asset Trust
13,999,419	Series 2019-MH1-A	4.00%(a)(b)	11/25/2044	13,255,354
	Centex Home Equity
2,750,000	Series 2004-A-AF5	5.43%(d)	01/25/2034	2,726,423

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	13

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Chase Mortgage Finance Corp.
2,084,794	Series 2005-A1-2A4	4.95%(b)	12/25/2035	1,978,504
7,061,179	Series 2006-S1-A5	6.50%	05/25/2036	3,266,779
6,553,467	Series 2006-S2-1A9	6.25%	10/25/2036	2,482,093
4,616,980	Series 2006-S3-1A2	6.00%	11/25/2036	1,845,072
13,246,390	Series 2006-S4-A8	6.00%	12/25/2036	5,640,685
3,920,266	Series 2007-S1-A7	6.00%	02/25/2037	1,518,171
2,257,041	Series 2007-S3-1A5	6.00%	05/25/2037	982,998
1,043,705	Series 2007-S3-2A1	5.50%	05/25/2037	10
2,182,593	Series 2007-S5-1A18	6.00%	07/25/2037	972,621
	Chaseflex Trust
820,585	Series 2005-1-3A1	6.00%	02/25/2035	699,771
70,681	Series 2006-1-A5	6.16%(b)	06/25/2036	67,157
1,922,318	Series 2006-2-A2B (1 mo. Term SOFR + 0.31%, 0.20% Floor, 11.50% Cap)	4.59%	09/25/2036	1,605,792
3,160,664	Series 2007-1-1A1	6.50%	02/25/2037	1,105,815
4,451,161	Series 2007-M1-2F4	4.27%(d)	08/25/2037	3,555,081
4,629,603	Series 2007-M1-2F5	4.27%(d)	08/25/2037	3,697,214
	Citigroup Financial Products, Inc.
1,364,705	Series 2007-AMC3-A2D (1 mo. Term SOFR + 0.46%, 0.35% Floor)	4.78%	03/25/2037	1,168,563
	Citigroup Mortgage Loan Trust, Inc.
353,639	Series 2005-9-21A1	5.50%	11/25/2035	327,449
761,256	Series 2006-4-2A1A	6.00%	12/25/2035	749,534
4,047,302	Series 2006-AR3-1A1A	5.79%(b)	06/25/2036	3,851,461
2,063,102	Series 2006-FX1-A6	7.35%(d)	10/25/2036	1,181,032
8,277,497	Series 2006-WF1-A2D	4.51%(d)	03/25/2036	3,876,945
8,511,759	Series 2006-WF2-A2D	6.66%(d)	05/25/2036	3,098,205
1,427,473	Series 2007-10-1A1A	5.16%(b)	04/25/2037	1,344,384
511,729	Series 2007-12-2A1	6.50%(a)(b)	10/25/2036	260,618
13,805,248	Series 2007-9-1A1	5.75%(a)	04/25/2047	7,500,658
601,368	Series 2007-9-2A2	6.50%(a)(b)	05/25/2037	537,775
34,001,598	Series 2007-AMC2-A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.71%(a)	01/25/2037	32,061,389
1,607,283	Series 2007-AR8-1A1A	3.70%(b)	08/25/2047	1,402,578
3,322,722	Series 2007-OPX1-A2 (1 mo. Term SOFR + 0.51%, 0.40% Floor)	4.83%	01/25/2037	1,397,561
3,270,648	Series 2007-OPX1-A3A	7.47%(d)	01/25/2037	1,391,928
7,209,684	Series 2007-OPX1-A5A	7.26%(d)	01/25/2037	3,069,561
2,551,308	Series 2010-7-9A4	6.00%(a)(b)	10/25/2037	2,234,188
11,481,378	Series 2010-8-7A4	6.00%(a)(b)	06/25/2037	10,517,172
2,246,503	Series 2014-8-3A2	6.00%(a)(b)	03/25/2037	1,966,743
95,075,701	Series 2019-A-PT1	3.92%(a)	10/25/2058	79,177,523
148,191,874	Series 2019-D-PT1	3.55%(a)(b)	04/25/2064	123,955,241
178,890,176	Series 2020-RP1-A1	1.50%(a)(b)	08/25/2064	157,977,253
26,293,400	Series 2020-RP1-M1	2.00%(a)(b)	08/25/2064	19,879,469
22,116,950	Series 2020-RP1-M2	2.50%(a)(b)	08/25/2064	16,673,657
18,676,200	Series 2020-RP1-M3	2.75%(a)(b)	08/25/2064	13,635,036
48,969,333	Series 2020-RP1-PT5	6.70%(a)(b)	08/25/2064	40,439,267
10,902,562	Series 2021-JL1-A	2.75%(a)(b)	02/27/2062	10,505,171
232,981,872	Series 2021-RP2-A1	1.75%(a)(b)	03/25/2065	207,789,612
34,186,100	Series 2021-RP2-M1	3.25%(a)(b)	03/25/2065	28,928,117
28,635,750	Series 2021-RP2-M2	3.40%(a)(b)	03/25/2065	23,440,400
26,589,300	Series 2021-RP2-M3	3.40%(a)(b)	03/25/2065	20,792,054
78,007,897	Series 2021-RP2-PT1	5.65%(a)(b)	03/25/2065	64,561,754
	Citimortgage Alternative Loan Trust
1,280,628	Series 2006-A1-1A5	5.50%	04/25/2036	1,195,649
1,523,482	Series 2006-A2-A2	6.00%	05/25/2036	1,429,274
1,505,653	Series 2006-A3-1A13	6.00%	07/25/2036	1,310,383
1,213,261	Series 2006-A4-1A8	6.00%	09/25/2036	1,114,209
1,214,168	Series 2006-A5-3A3Pool 2006-A5	6.00%	10/25/2036	1,081,901
3,634,297	Series 2006-A6-1A2 (1 mo. LIBOR US + 0.50%, 6.00% Floor, 6.00% Cap)	6.00%(i)	11/25/2036	3,321,605
1,847,530	Series 2007-A1-1A5	6.00%	01/25/2037	1,650,959
900,793	Series 2007-A1-1A7	6.00%	01/25/2037	804,952
2,442,630	Series 2007-A1-1A8 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	5.03%	01/25/2037	2,011,332
2,304,893	Series 2007-A1-1A9 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	0.97%(f)(g)	01/25/2037	160,693
1,899,481	Series 2007-A3-1A1	6.00%(j)	03/25/2037	1,655,360

Principal Amount $	Security Description	Rate	Maturity	Value $
4,371,315	Series 2007-A3-1A3 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	0.97%(f)(g)	03/25/2037	304,376
1,713,025	Series 2007-A3-1A4	5.75%	03/25/2037	1,558,397
3,046,401	Series 2007-A4-1A3 (1 mo. Term SOFR + 0.44%, 0.33% Floor, 7.00% Cap)	4.76%	04/25/2037	2,527,853
3,046,401	Series 2007-A4-1A4 (-1 x 1 mo. Term SOFR + 6.56%, 0.00% Floor, 6.67% Cap)	2.24%(f)(g)	04/25/2037	336,059
3,226,296	Series 2007-A4-1A5	5.75%	04/25/2037	2,901,842
417,239	Series 2007-A5-1A11	6.00%	05/25/2037	393,985
5,500,992	Series 2007-A5-1A8	6.00%	05/25/2037	5,194,424
180,067	Series 2007-A8-A1	6.00%	10/25/2037	164,427
	CitiMortgage, Inc.
1,521,280	Series 2005-1-1A4	5.50%	02/25/2035	1,476,300
	Colony American Finance Ltd.
9,000,000	Series 2020-3-D	2.95%(a)(b)	08/15/2053	7,537,919
	COLT Funding LLC
14,812,000	Series 2021-5-M1	3.26%(a)(b)	11/26/2066	11,401,007
4,294,000	Series 2021-HX1-B1	3.11%(a)(b)	10/25/2066	3,221,846
4,130,000	Series 2021-HX1-B2	3.86%(a)(b)	10/25/2066	3,232,409
6,000,000	Series 2021-HX1-M1	2.36%(a)(b)	10/25/2066	4,386,050
9,863,685	Series 2022-4-A1	4.30%(a)(b)	03/25/2067	9,753,475
	Countrywide Alternative Loan Trust
22,071,851	Series 2004-36CB-1A1	6.00%	02/25/2035	15,818,198
4,597,263	Series 2005-13CB-A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 5.50% Cap)	4.93%	05/25/2035	3,732,110
2,099,846	Series 2005-13CB-A3	5.50%	05/25/2035	1,810,681
2,068,831	Series 2005-20CB-2A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 5.50% Cap)	4.93%	07/25/2035	1,228,652
4,223,863	Series 2005-20CB-2A2 (-1 x 1 mo. Term SOFR + 4.89%, 0.00% Floor, 5.00% Cap)	0.57%(f)(g)	07/25/2035	246,212
1,236,243	Series 2005-26CB-A11 (-2 x 1 mo. Term SOFR + 12.84%, 0.00% Floor, 13.05% Cap)	5.01%(g)	07/25/2035	840,111
1,649,113	Series 2005-28CB-1A2 (1 mo. Term SOFR + 0.86%, 0.75% Floor, 5.50% Cap)	5.18%	08/25/2035	1,327,758
907,284	Series 2005-28CB-3A6	6.00%	08/25/2035	364,559
4,779,838	Series 2005-32T1-A9	5.50%	08/25/2035	2,590,772
1,843,334	Series 2005-46CB-A14	5.50%	10/25/2035	1,286,997
933,868	Series 2005-46CB-A20	5.50%	10/25/2035	652,017
3,556,499	Series 2005-48T1-A2	5.50%	11/25/2035	1,996,658
1,211,516	Series 2005-54CB-3A4	5.50%	11/25/2035	657,786
26,741,438	Series 2005-55CB-1A1	5.50%	11/25/2035	17,729,156
10,283,318	Series 2005-57CB-1A1	5.50%	12/25/2035	7,443,792
292,573	Series 2005-60T1-A7 (-7 x 1 mo. Term SOFR + 35.09%, 0.00% Floor, 35.93% Cap)	3.41%(g)	12/25/2035	157,809
272,989	Series 2005-64CB-1A14	5.50%	12/25/2035	241,888
3,962,088	Series 2005-64CB-1A4	5.50%	12/25/2035	3,510,696
829,242	Series 2005-73CB-1A5 (1 mo. Term SOFR + 0.91%, 0.80% Floor, 5.50% Cap)	5.23%	01/25/2036	764,104
2,086,201	Series 2005-73CB-1A6 (-1 x 1 mo. Term SOFR + 4.59%, 0.00% Floor, 4.70% Cap)	0.27%(f)(g)	01/25/2036	72,116
29,135,038	Series 2005-77T1-1A1	6.00%	02/25/2036	14,081,308
396,855	Series 2005-79CB-A5	5.50%	01/25/2036	219,606
16,678,860	Series 2005-80CB-4A1	6.00%	02/25/2036	7,853,795
18,514,307	Series 2005-85CB-1A1	6.00%	02/25/2036	7,364,160
1,050,172	Series 2005-85CB-2A6 (-4 x 1 mo. Term SOFR + 21.21%, 0.00% Floor, 21.63% Cap)	5.37%(g)	02/25/2036	794,768
796,568	Series 2005-86CB-A5	5.50%	02/25/2036	461,123
2,940,561	Series 2005-J1-5A3	5.50%	02/25/2035	2,836,758
12,532	Series 2005-J1-7A1	5.50%	12/25/2025	10,298

14	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
1,042,009	Series 2005-J10-1A11	5.50%	10/25/2035	693,498
237,137	Series 2005-J10-1A13 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 5.50% Cap)	5.13%	10/25/2035	145,108
111,085	Series 2005-J10-1A15	5.50%	10/25/2035	73,932
349,606	Series 2005-J11-1A3	5.50%	11/25/2035	193,863
322,929	Series 2005-J13-2A5 (1 mo. Term SOFR + 0.59%, 0.48% Floor, 5.50% Cap)	4.91%	11/25/2035	204,088
645,859	Series 2005-J13-2A6 (-1 x 1 mo. Term SOFR + 4.91%, 0.00% Floor, 5.02% Cap)	0.59%(f)(g)	11/25/2035	39,047
393,245	Series 2005-J2-1A5 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 5.50% Cap)	4.93%	04/25/2035	304,106
1,209,984	Series 2005-J2-1A6 (-1 x 1 mo. Term SOFR + 4.89%, 0.00% Floor, 5.00% Cap)	0.57%(f)(g)	04/25/2035	60,280
2,440,002	Series 2005-J3-2A8 (1 mo. Term SOFR + 0.41%, 0.30% Floor, 5.50% Cap)	4.73%	05/25/2035	1,850,425
2,440,002	Series 2005-J3-2A9 (-1 x 1 mo. Term SOFR + 5.09%, 0.00% Floor, 5.20% Cap)	0.77%(f)(g)	05/25/2035	144,347
2,468,565	Series 2006-12CB-A3 (1 mo. Term SOFR + 5.75%, 5.75% Floor)	5.75%	05/25/2036	1,205,269
3,042,443	Series 2006-12CB-A8	6.00%	05/25/2036	1,543,769
27,092,003	Series 2006-15CB-A1	6.50%	06/25/2036	12,433,875
2,482,832	Series 2006-16CB-A7	6.00%	06/25/2036	1,309,705
662,542	Series 2006-18CB-A12 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	5.03%	07/25/2036	269,917
662,542	Series 2006-18CB-A13 (-1 x 1 mo. Term SOFR + 5.39%, 0.00% Floor, 5.50% Cap)	1.07%(f)(g)	07/25/2036	64,236
3,231,802	Series 2006-19CB-A12 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 6.00% Cap)	4.83%	08/25/2036	1,428,110
4,382,517	Series 2006-19CB-A13 (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	1.17%(f)(g)	08/25/2036	489,916
674,581	Series 2006-19CB-A15Pool 2006-1	6.00%	08/25/2036	388,086
4,100,403	Series 2006-23CB-2A3	6.50%	08/25/2036	1,263,576
1,202,519	Series 2006-24CB-A11	5.75%	08/25/2036	604,534
3,519,625	Series 2006-24CB-A14 (-1 x 1 mo. Term SOFR + 7.04%, 0.00% Floor, 7.15% Cap)	2.72%(f)(g)	08/25/2036	646,549
2,822,281	Series 2006-24CB-A22	6.00%	08/25/2036	1,468,444
3,029,155	Series 2006-24CB-A5 (1 mo. Term SOFR + 0.71%, 0.06% Floor, 6.00% Cap)	5.03%	08/25/2036	1,279,019
1,407,217	Series 2006-26CB-A17	6.25%	09/25/2036	679,512
1,806,283	Series 2006-26CB-A9	6.50%	09/25/2036	903,915
2,381,720	Series 2006-29T1-1A2	6.25%	10/25/2036	1,288,106
355,369	Series 2006-29T1-2A12 (-7 x 1 mo. Term SOFR + 45.41%, 0.00% Floor, 46.15% Cap)	17.33%(g)	10/25/2036	458,621
217,671	Series 2006-29T1-2A23 (-4 x 1 mo. Term SOFR + 32.87%, 0.00% Floor, 33.37% Cap)	14.15%(g)	10/25/2036	223,146
1,859,680	Series 2006-2CB-A9	6.00%	03/25/2036	871,436
2,302,676	Series 2006-30T1-1A2	6.25%	11/25/2036	1,703,623
1,956,335	Series 2006-32CB-A1 (1 mo. Term SOFR + 0.78%, 0.67% Floor, 6.00% Cap)	5.10%	11/25/2036	919,145
3,263,166	Series 2006-32CB-A2 (-1 x 1 mo. Term SOFR + 5.22%, 0.00% Floor, 5.33% Cap)	0.90%(f)(g)	11/25/2036	304,271
7,358,272	Series 2006-36T2-2A1	6.25%	12/25/2036	3,072,216

Principal Amount $	Security Description	Rate	Maturity	Value $
593,943	Series 2006-36T2-2A4	6.25%	12/25/2036	247,982
704,145	Series 2006-39CB-1A10	6.00%	01/25/2037	582,939
13,057,042	Series 2006-39CB-2A2 (-1 x 1 mo. Term SOFR + 6.44%, 0.00% Floor, 6.55% Cap)	2.12%(f)(g)	01/25/2037	703,530
4,446,539	Series 2006-39CB-2A4 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap)	4.88%	01/25/2037	521,225
1,052,307	Series 2006-40T1-1A11	6.00%	01/25/2037	627,376
1,791,128	Series 2006-40T1-1A4 (-1 x 1 mo. Term SOFR + 5.34%, 0.00% Floor, 5.45% Cap)	1.02%(f)(g)	01/25/2037	168,750
2,665,582	Series 2006-41CB-1A10	6.00%	01/25/2037	1,354,490
6,519,138	Series 2006-41CB-1A15 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	0.97%(f)(g)	01/25/2037	661,859
6,519,138	Series 2006-41CB-1A2 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	5.03%	01/25/2037	2,525,414
2,806,915	Series 2006-41CB-1A9	6.00%	01/25/2037	1,426,308
3,433,407	Series 2006-42-1A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	5.03%	01/25/2047	1,440,390
3,433,407	Series 2006-42-1A2 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	0.97%(f)(g)	01/25/2047	313,228
2,286,470	Series 2006-42-1A3	6.00%	01/25/2047	1,195,126
2,576,587	Series 2006-43CB-1A12	5.75%	02/25/2037	1,280,474
8,914,638	Series 2006-43CB-1A6	6.00%	02/25/2037	4,595,359
9,704,935	Series 2006-45T1-1A1 (1 mo. Term SOFR + 0.61%, 6.00% Floor, 6.00% Cap)	6.00%	02/25/2037	3,528,066
3,130,624	Series 2006-45T1-1A4 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	5.03%	02/25/2037	869,964
3,130,624	Series 2006-45T1-1A5 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	0.97%(f)(g)	02/25/2037	220,218
1,348,741	Series 2006-45T1-2A2	6.00%	02/25/2037	730,336
5,226,472	Series 2006-4CB-1A1	6.00%	04/25/2036	2,496,454
539,819	Series 2006-6CB-1A4Pool 0066CB	5.50%	05/25/2036	442,200
3,996,743	Series 2006-7CB-1A14	6.00%	05/25/2036	2,082,848
6,969,598	Series 2006-7CB-1A16	6.00%	05/25/2036	3,632,110
2,135,485	Series 2006-7CB-1A6	6.00%	05/25/2036	1,127,487
2,162,844	Series 2006-7CB-1A9	6.00%	05/25/2036	1,127,136
800,669	Series 2006-9T1-A11	6.00%	05/25/2036	318,012
1,656,650	Series 2006-J1-1A10	5.50%	02/25/2036	1,130,731
3,361,280	Series 2006-J1-1A3	5.50%	02/25/2036	2,294,210
759,529	Series 2006-J4-2A2	6.00%	07/25/2036	440,894
1,017,195	Series 2006-J7-1A1	6.25%	11/25/2036	484,906
25,514,402	Series 2006-OA21-A1 (1 mo. Term SOFR + 0.30%, 0.19% Floor)	4.62%	03/20/2047	21,817,301
2,179,723	Series 2006-OA7-1A2 (12 Month US Treasury Average + 0.94%, 0.94% Floor)	5.58%	06/25/2046	2,115,852
581,409	Series 2007-11T1-A24 (-6 x 1 mo. Term SOFR + 39.21%, 0.00% Floor, 39.90% Cap)	13.29%(g)	05/25/2037	504,405
9,076,328	Series 2007-12T1-A11	6.00%	06/25/2037	4,057,949
8,121,336	Series 2007-15CB-A1	6.00%	07/25/2037	6,652,415
4,844,615	Series 2007-15CB-A2	5.75%	07/25/2037	2,817,869
5,811,784	Series 2007-15CB-A5	5.75%	07/25/2037	3,380,422
7,199,749	Series 2007-16CB-2A1 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap)	4.88%	08/25/2037	2,396,359
2,084,867	Series 2007-16CB-2A2 (-8 x 1 mo. Term SOFR + 53.63%, 0.00% Floor, 54.58% Cap)	17.63%(g)	08/25/2037	2,656,690
2,361,166	Series 2007-16CB-4A7	6.00%	08/25/2037	1,743,154

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	15

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
4,645,810	Series 2007-17CB-1A10 (-5 x 1 mo. Term SOFR + 29.37%, 0.00% Floor, 29.90% Cap)	9.50%(g)	08/25/2037	3,917,403
675,106	Series 2007-18CB-2A25	6.00%	08/25/2037	399,394
584,349	Series 2007-19-1A10 (-6 x 1 mo. Term SOFR + 38.31%, 0.00% Floor, 39.00% Cap)	12.39%(g)	08/25/2037	572,987
10,473,261	Series 2007-19-1A34	6.00%	08/25/2037	4,998,806
8,588,685	Series 2007-19-1A4	6.00%	08/25/2037	4,099,312
26,890,619	Series 2007-19-2A1	6.50%	08/25/2037	11,487,239
2,653,512	Series 2007-21CB-2A2 (-4 x 1 mo. Term SOFR + 27.94%, 0.00% Floor, 28.40% Cap)	10.66%(g)	09/25/2037	2,167,267
17,436,604	Series 2007-22-2A16	6.50%	09/25/2037	6,453,871
6,623,236	Series 2007-23CB-A3 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 7.00% Cap)	4.93%	09/25/2037	2,424,335
9,399,745	Series 2007-23CB-A4 (-1 x 1 mo. Term SOFR + 6.39%, 0.00% Floor, 6.50% Cap)	2.07%(f)(g)	09/25/2037	1,415,198
958,172	Series 2007-24-A2 (-6 x 1 mo. Term SOFR + 41.01%, 0.00% Floor, 41.70% Cap)	15.09%(g)	10/25/2037	795,580
1,915,938	Series 2007-24-A3 (-1 x 1 mo. Term SOFR + 6.84%, 0.00% Floor, 6.95% Cap)	2.52%(f)(g)	10/25/2037	263,084
3,143,101	Series 2007-24-A4 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 7.00% Cap)	5.13%	10/25/2037	703,462
4,157,194	Series 2007-24-A6 (1 mo. Term SOFR + 1.11%, 1.00% Floor, 7.00% Cap)	5.43%	10/25/2037	996,248
3,028,667	Series 2007-2CB-1A4 (1 mo. Term SOFR + 1.11%, 5.75% Floor, 100.00% Cap)	5.75%	03/25/2037	1,588,255
3,404,841	Series 2007-5CB-1A18 (-1 x 1 mo. Term SOFR + 5.54%, 0.00% Floor, 5.65% Cap)	1.22%(f)(g)	04/25/2037	388,446
3,404,841	Series 2007-5CB-1A23 (1 mo. Term SOFR + 0.66%, 0.55% Floor, 6.00% Cap)	4.98%	04/25/2037	1,383,419
13,561,411	Series 2007-5CB-1A31	5.50%	04/25/2037	6,390,219
5,692,530	Series 2007-5CB-2A1	6.00%	04/25/2037	2,690,889
4,478,364	Series 2007-6-A1	5.75%	04/25/2047	2,352,277
4,910,561	Series 2007-6-A4	5.75%	04/25/2047	2,579,290
1,309,628	Series 2007-7T2-A8	6.00%	04/25/2037	590,086
224,075	Series 2007-8CB-A12 (-6 x 1 mo. Term SOFR + 39.51%, 0.00% Floor, 40.20% Cap)	13.59%(g)	05/25/2037	228,231
239,197	Series 2007-8CB-A8 (-6 x 1 mo. Term SOFR + 39.39%, 0.00% Floor, 40.08% Cap)	13.47%(g)	05/25/2037	242,061
386,029	Series 2007-9T1-1A4 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 6.00% Cap)	4.93%	05/25/2037	141,955
386,029	Series 2007-9T1-1A5 (-1 x 1 mo. Term SOFR + 5.39%, 0.00% Floor, 5.50% Cap)	1.07%(f)(g)	05/25/2037	35,573
1,424,365	Series 2007-9T1-2A1	6.00%	05/25/2037	632,368
16,258,751	Series 2007-HY2-1A	5.07%(b)	03/25/2047	15,514,237
13,033,840	Series 2007-HY4-4A1	4.44%(b)	06/25/2037	12,315,687
	Countrywide Asset-Backed Certificates
17,544,000	Series 2005-11-MF1	5.35%(b)	02/25/2036	15,086,651
17,099,245	Series 2006-25-1A (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.71%	06/25/2047	16,094,013
4,805,773	Series 2006-26-1A (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.71%	06/25/2037	4,572,644
21,153,086	Series 2007-4-A5	4.40%(d)	04/25/2047	15,984,529

Principal Amount $	Security Description	Rate	Maturity	Value $
8,505,449	Series 2007-BC1-1A (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.71%	05/25/2037	8,037,795
	Countrywide Home Loan Mortgage Pass Through Trust
339,060	Series 2003-60-4A1	6.77%(b)	02/25/2034	335,633
554,804	Series 2004-R2-1AF1 (1 mo. Term SOFR + 0.53%, 0.42% Floor, 9.50% Cap)	4.86%(a)	11/25/2034	526,007
539,823	Series 2004-R2-1AS	1.64%(a)(b)(f)	11/25/2034	26,329
11,329,220	Series 2005-17-2A1	5.50%	09/25/2035	5,222,522
2,190,930	Series 2005-18-A1	5.50%	10/25/2035	1,134,778
1,787,682	Series 2005-20-A5	5.50%	10/25/2035	1,073,486
1,309,090	Series 2005-20-A8	5.25%	10/25/2035	782,356
5,790,278	Series 2005-23-A1	5.50%	11/25/2035	3,142,940
1,280,591	Series 2005-24-A8	5.50%	11/25/2035	666,274
1,907,070	Series 2005-26-1A12	5.50%	11/25/2035	1,152,817
428,027	Series 2005-27-2A1	5.50%	12/25/2035	165,111
730,889	Series 2005-28-A7	5.25%	11/01/2035	378,346
5,613,315	Series 2005-HYB1-4A1	5.04%(b)	03/25/2035	5,245,109
41,378	Series 2005-HYB8-1A1	5.81%(b)	12/20/2035	41,217
5,656,430	Series 2005-HYB8-4A1	4.64%(b)	12/20/2035	5,030,606
542,469	Series 2005-J3-2A4	4.50%	09/25/2035	475,370
589,697	Series 2005-J4-A5	5.50%	11/25/2035	488,954
174,873	Series 2005-R1-1AF1 (1 mo. Term SOFR + 0.47%, 0.36% Floor, 9.50% Cap)	4.79%(a)	03/25/2035	168,219
174,198	Series 2005-R1-1AS	1.73%(a)(b)(f)	03/25/2035	7,968
6,288,176	Series 2006-1-A2	6.00%	03/25/2036	3,216,002
4,174,649	Series 2006-14-A5	6.25%	09/25/2036	1,652,534
2,977,863	Series 2006-16-2A1	6.50%	11/25/2036	937,090
1,256,725	Series 2006-20-1A21	6.00%	02/25/2037	584,827
14,321,687	Series 2006-8-1A3	6.00%	05/25/2036	8,572,961
167,732	Series 2006-J3-A4	5.50%	05/25/2036	168,837
3,810,123	Series 2007-10-A7	6.00%	07/25/2037	1,709,719
13,070,014	Series 2007-11-A1	6.00%	08/25/2037	5,671,324
6,297,454	Series 2007-12-A9	5.75%	08/25/2037	3,180,135
2,820,736	Series 2007-13-A1	6.00%	08/25/2037	1,300,775
4,621,931	Series 2007-13-A10	6.00%	08/25/2037	2,131,391
3,137,809	Series 2007-15-1A1	6.25%	09/25/2037	1,899,725
438,280	Series 2007-15-1A16	6.25%	09/25/2037	265,348
1,262,610	Series 2007-15-1A2	6.25%	09/25/2037	764,096
1,541,887	Series 2007-15-1A29	6.25%	09/25/2037	933,466
2,421,640	Series 2007-17-1A2	6.00%	10/25/2037	1,670,561
317,649	Series 2007-18-1A1	6.00%	11/25/2037	139,143
1,307,770	Series 2007-2-A2	6.00%	03/25/2037	563,391
35,770,856	Series 2007-21-1A1	6.25%	02/25/2038	16,151,393
3,499,316	Series 2007-3-A1	6.00%	04/25/2037	1,672,837
1,347,710	Series 2007-3-A12	6.00%	04/25/2037	644,269
3,100,779	Series 2007-4-1A39	6.00%	05/25/2037	1,368,046
1,062,733	Series 2007-5-A2	5.75%	05/25/2037	506,146
4,158,263	Series 2007-7-A1	6.00%	06/25/2037	2,037,815
1,868,779	Series 2007-7-A11	5.50%	06/25/2037	842,890
1,246,505	Series 2007-7-A2	5.75%	06/25/2037	586,544
4,271,410	Series 2007-8-1A4	6.00%	01/25/2038	1,817,145
2,241,620	Series 2007-8-1A5	5.44%	01/25/2038	885,875
3,633,181	Series 2007-8-1A8	6.00%	01/25/2038	1,545,629
5,204,570	Series 2007-8-1A9 (1 mo. Term SOFR + 6.00%, 4.00% Floor, 6.00% Cap)	6.00%	01/25/2038	2,186,452
5,113,855	Series 2007-9-A1	5.75%	07/25/2037	2,416,437
673,023	Series 2007-9-A11	5.75%	07/25/2037	318,022
2,897,276	Series 2007-HY1-1A1	4.74%(b)	04/25/2037	2,699,237
7,534,978	Series 2007-HYB1-2A1	4.08%(b)	03/25/2037	6,313,352
390,586	Series 2007-J3-A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 6.00% Cap)	4.93%	07/25/2037	125,726
1,952,930	Series 2007-J3-A2 (-1 x 1 mo. Term SOFR + 5.39%, 0.00% Floor, 5.50% Cap)	1.07%(f)(g)	07/25/2037	166,735
	Credit Suisse First Boston Mortgage Securities Corp.
1,642,168	Series 2005-10-5A4	5.50%	11/25/2035	1,189,433
345,727	Series 2005-10-5A5	5.50%	11/25/2035	250,453
	Credit Suisse Management LLC
3,552,544	Series 2005-11-2A1	6.00%	12/25/2035	2,416,539
4,734,793	Series 2005-12-5A1	5.25%	01/25/2036	4,127,677
9,680,346	Series 2005-12-7A1	7.00%	01/25/2036	1,725,377
2,301,691	Series 2005-8-3A10	5.50%	09/25/2035	1,807,775
3,360,747	Series 2005-8-7A1	7.00%	09/25/2035	1,395,658

16	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	Credit Suisse Mortgage Capital Certificates
740,795	Series 2005-1R-2A5	5.75%(a)	12/26/2035	505,309
11,358,075	Series 2006-1-2A1	6.00%	02/25/2036	3,129,591
2,225,308	Series 2006-2-5A1 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 6.00% Cap)	5.13%	03/25/2036	701,828
12,438,449	Series 2006-2-5A2 (-1 x 1 mo. Term SOFR + 5.19%, 0.00% Floor, 5.30% Cap)	0.87%(f)(g)	03/25/2036	884,824
2,590,911	Series 2006-2-5A3	6.25%	03/25/2036	1,041,388
7,012,043	Series 2006-2-5A4	6.00%	03/25/2036	2,709,574
1,019,894	Series 2006-3-4A3	5.50%	04/25/2036	723,059
616,552	Series 2006-3-4A4	5.50%	04/25/2036	437,108
2,392,458	Series 2006-4-1A8 (1 mo. Term SOFR + 1.11%, 6.00% Floor, 6.00% Cap)	6.00%	05/25/2036	1,275,791
20,338,667	Series 2006-4-4A1	7.00%	05/25/2036	5,306,352
7,094,686	Series 2006-4-6A1	6.00%	05/25/2036	2,515,039
6,597,098	Series 2006-6-1A4	6.00%	07/25/2036	3,172,471
10,035,754	Series 2006-6-3A1	7.00%	07/25/2036	2,191,170
109,972	Series 2006-7-3A11	6.00%	08/25/2036	38,954
1,440,927	Series 2006-7-7A5	6.00%	08/25/2036	1,095,190
1,627,423	Series 2006-9-2A1	5.50%	11/25/2036	1,512,477
7,301,395	Series 2006-9-3A1	6.00%	11/25/2036	6,368,306
2,966,552	Series 2006-9-4A1	6.00%	11/25/2036	1,687,172
1,353,182	Series 2006-9-6A14	6.00%	11/25/2036	967,105
219,841	Series 2006-9-6A15 (-6 x 1 mo. Term SOFR + 39.21%, 0.00% Floor, 39.90% Cap)	13.30%(g)	11/25/2036	250,763
8,082,494	Series 2007-1-1A4	6.13%(b)	02/25/2037	1,933,724
5,497,936	Series 2007-1-3A1	6.00%	02/25/2026	642,916
21,627	Series 2007-2-2A1	5.00%	03/25/2037	15,969
2,000,259	Series 2007-5-2A5	5.00%	08/25/2037	1,742,200
19,704,708	Series 2007-5-3A19	6.00%	08/25/2037	14,958,982
8,669,786	Series 2007-5-3A9	6.00%	08/25/2037	6,576,654
2,034,587	Series 2008-2R-1A1	6.00%(a)	07/25/2037	1,719,107
8,270,846	Series 2009-11R-4A1	7.00%(a)(b)	09/26/2037	2,161,783
5,753,067	Series 2009-12R-5A1	6.00%(a)	06/27/2036	2,828,839
1,244,245	Series 2010-13R-1A2	5.50%(a)(b)	12/26/2035	1,075,052
14,247,392	Series 2010-17R-6A1	4.00%(a)(b)	06/26/2037	13,749,699
5,109,799	Series 2010-4R-3A17	6.00%(a)(b)	06/26/2037	4,581,705
2,522,833	Series 2010-4R-8A17	6.00%(a)(b)	06/26/2037	2,262,100
8,231,376	Series 2010-7R-1A17	6.00%(a)(b)	01/26/2037	4,523,083
6,563,715	Series 2012-10R-4A2	4.81%(a)(b)	08/26/2046	4,456,611
7,684,639	Series 2013-9R-A1	3.00%(a)(b)	05/27/2043	6,900,698
63,343,672	Series 2017-RPL2-PT	0.00%(a)(b)	02/25/2056	47,405,758
159,642,139	Series 2019-RPL6-PT1	4.20%(a)(b)	11/25/2058	136,217,848
4,227,000	Series 2020-AFC1-B1	3.45%(a)(b)	02/25/2050	3,254,749
157,749,772	Series 2020-RPL1-PT1	3.32%(a)(b)	10/25/2069	123,232,008
7,469,850	Series 2021-NQM1-B1	2.83%(a)(b)	05/25/2065	5,384,213
6,225,825	Series 2021-NQM5-M1	2.17%(a)(b)	05/25/2066	3,986,662
3,180,040	Series 2021-NQM6-B1	3.29%(a)(b)	07/25/2066	2,220,251
7,445,317	Series 2021-NQM6-M1	2.58%(a)(b)	07/25/2066	5,157,760
24,819,350	Series 2021-RPL9-A1	3.69%(a)(b)	02/25/2061	24,738,851
	Credit-Based Asset Servicing and Securitization LLC
7,061,765	Series 2006-CB4-AV3 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	3.21%	05/25/2036	4,744,663
	CSAB Mortgage Backed Trust
3,803,093	Series 2006-3-A4B	6.61%(d)	11/25/2036	528,197
2,153,040	Series 2006-4-A6A	6.18%(d)	12/25/2036	344,558
7,810,858	Series 2007-1-1A1A	5.90%(b)	05/25/2037	1,772,913
	CSMCM Trust
6,744,396	Series 2019-RPL6-CERT	0.00%(a)(b)	11/25/2058	5,437,473
8,290,054	Series 2020-RPL1-CERT	3.23%(a)(b)	01/25/2046	6,317,191
	DB US Financial Markets Holding Corp.
3,338,108	Series 2014-RS1-3A2 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 7.00% Cap)	4.83%(a)	10/27/2036	2,516,773
	Deutsche ALT-A Securities, Inc.
6,426,597	Series 2005-4-A5	5.50%(b)	09/25/2035	5,762,043
153,674	Series 2005-5-1A6 (-7 x 1 mo. Term SOFR + 35.09%, 0.00% Floor, 35.93% Cap)	3.41%(g)	11/25/2035	255,859

Principal Amount $	Security Description	Rate	Maturity	Value $
447,700	Series 2005-5-2A1 (1 mo. Term SOFR + 0.31%, 0.20% Floor, 5.50% Cap)	4.63%	11/25/2035	171,524
1,351,206	Series 2005-5-2A2 (-1 x 1 mo. Term SOFR + 5.19%, 0.00% Floor, 5.30% Cap)	0.87%(f)(g)	11/25/2035	66,758
4,289,047	Series 2005-6-2A1	5.50%	12/25/2035	3,608,331
2,532,145	Series 2006-AB1-A1C	5.67%(b)	02/25/2036	2,295,920
348,541	Series 2006-AB2-A2	4.72%(b)	06/25/2036	318,399
603,793	Series 2006-AB4-A1A	6.01%(b)	10/25/2036	523,983
8,431,469	Series 2006-AB4-A2	5.65%(b)	10/25/2036	7,319,244
600,641	Series 2006-AB4-A3	5.90%(b)	10/25/2036	521,295
873,983	Series 2006-AB4-A3A1	5.90%(b)	10/25/2036	757,749
1,723,194	Series 2006-AB4-A6A1	6.37%(d)	10/25/2036	1,492,715
11,307,472	Series 2007-2-2A1 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.73%	09/25/2047	9,679,289
14,074,757	Series 2007-OA3-A2 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.93%	07/25/2047	11,887,547
	Deutsche Mortgage Securities, Inc.
3,660,102	Series 2006-PR1-3A1 (-1 x 1 mo. Term SOFR + 11.96%, 12.12% Cap)	5.92%(a)(g)	04/15/2036	3,342,608
658,901	Series 2006-PR1-4AI1 (-1 x 1 mo. Term SOFR + 11.95%, 12.11% Cap)	5.90%(a)(g)	04/15/2036	605,903
1,074,460	Series 2006-PR1-4AI2 (-2 x 1 mo. Term SOFR + 14.39%, 14.61% Cap)	6.14%(a)(g)	04/15/2036	983,883
238,925	Series 2006-PR1-5AI1 (-3 x 1 mo. Term SOFR + 19.01%, 19.35% Cap)	6.05%(a)(g)	04/15/2036	216,409
2,104,091	Series 2006-PR1-5AI3 (-1 x 1 mo. Term SOFR + 12.41%, 12.57% Cap)	6.36%(a)(g)	04/15/2036	1,860,001
34,858,499	Series 2006-PR1-5AI4 (-1 x 1 mo. Term SOFR + 11.96%, 12.12% Cap)	5.92%(a)(g)	04/15/2036	30,738,998
	Equifirst Loan Securitization Trust
8,124,674	Series 2007-1-A2B (1 mo. Term SOFR + 0.30%, 0.19% Floor)	4.62%	04/25/2037	7,533,669
	FBR Securitization Trust
22,750,000	Series 2005-2-M4 (1 mo. Term SOFR + 1.04%, 0.93% Floor, 14.00% Cap)	5.36%	09/25/2035	20,175,938
5,500,000	Series 2005-5-M3 (1 mo. Term SOFR + 0.85%, 0.74% Floor, 14.00% Cap)	5.17%	11/25/2035	5,186,470
	Fieldstone Mortgage Investment Corp.
2,922,260	Series 2007-1-2A2 (1 mo. Term SOFR + 0.38%, 0.27% Floor, 12.25% Cap)	4.97%	04/25/2047	2,185,893
	Figure line of credit trust
12,766,141	Series 2020-1-A	4.04%(a)(b)	09/25/2049	12,296,927
	First Franklin Mortgage Loan Asset Backed Certificates
7,487,697	Series 2006-FF8-M1 (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.81%	07/25/2036	6,409,468
4,000,000	Series 2006-FF9-2A4 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.93%	06/25/2036	3,622,851
16,626,361	Series 2007-FF2-A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.71%	03/25/2037	8,669,920
19,916,062	Series 2007-FF2-A2C (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.73%	03/25/2037	9,457,702
	First Horizon Alternative Mortgage Securities
2,653,863	Series 2005-AA4-1A1	5.12%(b)	05/25/2035	1,223,950
3,234,234	Series 2005-FA8-1A4	5.50%	11/25/2035	1,523,262
238,287	Series 2005-FA8-2A1	5.00%	02/25/2037	233,541
860,410	Series 2006-AA3-A1	5.29%(b)	06/25/2036	690,692
1,776,321	Series 2006-FA1-1A12	6.00%	04/25/2036	754,180

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	17

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
5,960,663	Series 2006-FA1-1A3	5.75%	04/25/2036	2,428,091
1,204,748	Series 2006-FA2-1A5	6.00%	05/25/2036	486,048
1,884,003	Series 2006-FA8-1A5	6.00%	02/25/2037	719,622
2,594,527	Series 2006-RE1-A1	5.50%(b)	05/25/2035	1,661,673
10,087,159	Series 2007-FA3-A3	6.00%	06/25/2037	3,161,335
519,036	Series 2007-FA3-A4	6.00%	06/25/2037	162,667
595,340	Series 2007-FA4-1A13	6.25%	08/25/2037	222,246
1,837,858	Series 2007-FA4-1A4	6.25%	08/25/2037	686,090
1,044,934	Series 2007-FA4-1A5	6.25%	08/25/2037	390,084
	First Horizon Asset Securities, Inc.
863,883	Series 2006-1-1A2	6.00%	05/25/2036	318,473
1,532,434	Series 2007-4-1A1	6.00%	08/25/2037	562,965
	FirstKey Homes Trust
9,000,000	Series 2020-SFR1-E	2.79%(a)	08/17/2037	8,882,967
18,000,000	Series 2020-SFR2-D	1.97%(a)	10/19/2037	17,634,442
26,225,000	Series 2020-SFR2-E	2.67%(a)	10/19/2037	25,782,039
16,350,000	Series 2021-SFR1-E1	2.39%(a)	08/17/2038	15,694,239
11,500,000	Series 2021-SFR1-E2	2.49%(a)	08/17/2038	11,040,546
8,000,000	Series 2021-SFR2-D	2.06%(a)	09/17/2038	7,651,213
8,000,000	Series 2021-SFR2-E1	2.26%(a)	09/17/2038	7,651,982
8,000,000	Series 2021-SFR2-E2	2.36%(a)	09/17/2038	7,641,910
34,891,000	Series 2021-SFR3-B	2.44%(a)	12/17/2038	33,489,226
29,584,000	Series 2021-SFR3-C	2.54%(a)	12/17/2038	28,351,711
22,626,000	Series 2021-SFR3-D	2.79%(a)	12/17/2038	21,576,258
45,314,000	Series 2021-SFR3-E1	2.99%(a)	12/17/2038	43,157,316
25,293,000	Series 2021-SFR3-E2	3.08%(a)	12/17/2038	24,090,513
10,174,000	Series 2021-SFR3-F1	3.58%(a)	12/17/2038	9,708,948
	Freddie Mac Structured Agency Credit Risk Debt Notes
75,600,000	Series 2022-DNA3-M1B (30 day avg SOFR US + 2.90%, 0.00% Floor)	7.24%(a)	04/25/2042	77,796,414
2,670,474	Series 2024-DNA3-M1 (30 day avg SOFR US + 1.00%, 0.00% Floor)	5.34%(a)	10/25/2044	2,666,086
28,838,346	Series 2024-HQA2-M1 (30 day avg SOFR US + 1.20%, 0.00% Floor)	5.54%(a)	08/25/2044	28,794,766
23,000,000	Series 2024-HQA2-M2 (30 day avg SOFR US + 1.80%, 0.00% Floor)	6.14%(a)	08/25/2044	23,035,535
23,009,325	Series 2025-DNA1-A1 (30 day avg SOFR US + 0.95%, 0.00% Floor)	5.29%(a)	01/25/2045	22,968,527
35,909,872	Series 2025-DNA1-M1 (30 day avg SOFR US + 1.05%, 0.00% Floor)	5.39%(a)	01/25/2045	35,833,894
13,833,000	Series 2025-DNA1-M2 (30 day avg SOFR US + 1.35%, 0.00% Floor)	5.69%(a)	01/25/2045	13,705,474
	Freedom Mortgage Parent LLC
62,350,000	Series 2020-GT1-A	4.45%(a)(b)	01/25/2026	60,912,003
72,500,000	Series 2021-GT1-A	3.62%(a)(b)	07/25/2026	68,323,536
64,820,000	Series 2021-GT2-A	3.85%(a)(b)	10/25/2026	61,367,953
	Fremont Home Loan Trust
105,697,882	Series 2006-D-1A1 (1 mo. Term SOFR + 0.25%, 0.14% Floor)	4.57%	11/25/2036	62,041,539
	FRTKL
7,750,000	Series 2021-SFR1-E1	2.37%(a)	09/17/2038	7,364,223
6,650,000	Series 2021-SFR1-E2	2.52%(a)	09/17/2038	6,306,596
	GCAT
2,751,000	Series 2019-NQM3-M1	3.45%(a)(b)	11/25/2059	2,516,586
7,096,000	Series 2021-NQM2-M1	2.54%(a)(b)	05/25/2066	5,152,592
8,405,000	Series 2021-NQM6-B1	4.42%(a)(b)	08/25/2066	6,823,367
	GE-WMC Mortgage Securities LLC
30,568,579	Series 2006-1-A2B (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.73%	08/25/2036	13,093,647
	GMAC Mortgage Corp. Loan Trust
1,472,306	Series 2005-AR5-3A1	4.84%(b)	09/19/2035	1,204,480
	Greenpoint Mortgage Funding Trust
20,582,636	Series 2005-AR3-2A1 (1 mo. Term SOFR + 0.63%, 0.52% Floor, 10.50% Cap)	4.95%	08/25/2045	7,193,852

Principal Amount $	Security Description	Rate	Maturity	Value $
14,368,912	Series 2007-AR2-1A3 (1 mo. Term SOFR + 0.59%, 0.48% Floor)	4.91%	04/25/2047	12,549,650
	GS Mortgage Securities Corp.
878,553	Series 2008-2R-1A1	4.66%(a)(b)	09/25/2036	281,263
15,578,680	Series 2014-3R-2B (1 mo. Term SOFR + 0.29%, 0.18% Floor)	4.61%(a)	09/26/2036	8,369,316
	GS Mortgage-Backed Securities Trust
86,205,112	Series 2020-RPL2-A1	1.75%(a)(b)	05/25/2060	77,277,487
12,540,000	Series 2020-RPL2-M1	2.25%(a)(b)	05/25/2060	10,103,714
10,237,000	Series 2020-RPL2-M2	2.75%(a)(b)	05/25/2060	8,255,382
9,341,000	Series 2020-RPL2-M3	3.00%(a)(b)	05/25/2060	7,349,290
31,712,356	Series 2020-RPL2-PT4	6.10%(a)(j)	05/25/2060	27,585,659
	GSAA Trust
99,032	Series 2005-12-AF3	5.07%(b)	09/25/2035	66,628
7,511,628	Series 2006-10-AF3	5.98%(b)	06/25/2036	1,713,280
5,376,201	Series 2006-10-AF4	6.80%(d)	06/25/2036	1,222,591
10,150,192	Series 2006-15-AF4	6.46%(d)	09/25/2036	2,600,900
1,591,851	Series 2006-18-AF3A	5.77%(b)	11/25/2036	464,735
3,757,030	Series 2006-18-AF6	6.18%(d)	11/25/2036	898,074
7,027,221	Series 2006-19-A1 (1 mo. Term SOFR + 0.29%, 0.18% Floor)	4.61%	12/25/2036	1,870,480
2,474,529	Series 2007-10-A2A	6.50%	11/25/2037	918,848
5,751,438	Series 2007-7-A5 (1 mo. Term SOFR + 0.67%, 0.56% Floor)	4.99%	07/25/2037	3,023,139
	GSAMP Trust
14,355,350	Series 2006-HE6-A3 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.73%	08/25/2036	11,597,918
6,023,068	Series 2007-H1-A2B (1 mo. Term SOFR + 0.51%, 0.40% Floor)	4.83%	01/25/2047	3,102,007
	GSMPS Mortgage Loan Trust
5,512,504	Series 2005-RP2-1AF (1 mo. Term SOFR + 0.46%, 0.35% Floor)	4.78%(a)	03/25/2035	5,145,822
5,512,504	Series 2005-RP2-1AS	0.00%(a)(b)(f)	03/25/2035	62,079
3,637,293	Series 2005-RP3-1AF (1 mo. Term SOFR + 0.46%, 0.35% Floor, 9.50% Cap)	4.78%(a)	09/25/2035	3,115,944
3,637,293	Series 2005-RP3-1AS	0.00%(a)(b)(f)	09/25/2035	34,127
13,498,937	Series 2006-RP1-1AF1 (1 mo. Term SOFR + 0.46%, 0.35% Floor, 9.15% Cap)	4.78%(a)	01/25/2036	10,897,463
13,498,937	Series 2006-RP1-1AS	0.00%(a)(b)(f)	01/25/2036	105,311
	GSR Mortgage Loan Trust
662,973	Series 2005-1F-1A2	5.50%	02/25/2035	633,922
1,104,201	Series 2005-1F-3A3	6.00%	01/25/2035	993,703
155,789	Series 2005-6F-3A5	6.00%	07/25/2035	150,239
1,655,809	Series 2005-6F-3A9 (-1 x 1 mo. Term SOFR + 6.79%, 0.00% Floor, 6.90% Cap)	2.47%(f)(g)	07/25/2035	184,866
89,425	Series 2005-6F-4A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 6.00% Cap)	4.93%	07/25/2035	84,818
92,071	Series 2005-7F-3A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 6.00% Cap)	4.93%	09/25/2035	91,711
6,913,502	Series 2005-8F-3A5	6.00%	11/25/2035	2,307,607
1,631,088	Series 2005-8F-4A1	6.00%	11/25/2035	624,597
99,609	Series 2006-1F-1A2	5.50%	02/25/2036	234,574
285,603	Series 2006-2F-2A3	5.75%	02/25/2036	247,762
1,501,451	Series 2006-2F-3A3	6.00%	02/25/2036	665,674
1,803,238	Series 2006-2F-3A6	6.00%	02/25/2036	799,474
16,325,352	Series 2006-5F-3A1	6.50%	06/25/2036	5,629,778
4,109,931	Series 2006-6F-2A3	6.00%	07/25/2036	2,400,604
9,467,199	Series 2006-9F-4A1	6.50%	10/25/2036	3,490,336
28,008,092	Series 2006-OA1-3A1 (1 yr. RFUCCT + 1.50%, 1.50% Floor)	4.44%	08/25/2046	4,921,940
80,033	Series 2007-1F-2A2	5.50%	01/25/2037	298,089
348,007	Series 2007-4F-1A1	5.00%	07/25/2037	642,601
11,484,222	Series 2007-4F-3A11	6.00%	07/25/2037	7,463,780

18	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
38,631,787	Series 2007-OA1-1A1 (1 mo. Term SOFR + 0.34%, 0.23% Floor)	4.66%	05/25/2037	18,537,845
	Harborview Mortgage Loan Trust
466	Series 2005-14-3A1A	7.44%(b)	12/19/2035	462
5,131,879	Series 2005-2-1A (1 mo. Term SOFR + 0.63%, 0.52% Floor)	4.95%	05/19/2035	1,534,382
21,146,149	Series 2005-8-1A1A (1 mo. Term SOFR + 0.73%, 0.62% Floor, 11.00% Cap)	5.05%	09/19/2035	10,270,118
39,050,051	Series 2005-8-2A1A (12 Month US Treasury Average + 1.55%, 1.55% Floor)	6.19%	09/19/2035	16,410,753
3,084,522	Series 2006-10-2A1A (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.61%	11/19/2036	2,679,319
3,409,667	Series 2006-11-A1A (1 mo. Term SOFR + 0.45%, 0.34% Floor)	4.77%	12/19/2036	3,097,825
26,954,924	Series 2006-14-1A1A (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.79%	01/25/2047	24,953,898
5,065,034	Series 2006-4-1A2A (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.81%	05/19/2046	2,591,024
51,264,169	Series 2006-8-1A1 (1 mo. Term SOFR + 0.51%, 0.00% Floor)	4.83%	07/21/2036	24,682,282
5,660,174	Series 2006-BU1-1A1A (1 mo. Term SOFR + 0.53%, 0.42% Floor, 10.50% Cap)	4.85%	02/19/2046	5,211,692
11,893,589	Series 2007-7-1A1 (1 mo. Term SOFR + 2.11%, 0.00% Floor, 10.50% Cap)	6.43%	10/25/2037	9,484,792
	Home Equity Asset Trust
229,168	Series 2003-3-M1 (1 mo. Term SOFR + 1.40%, 1.29% Floor)	5.72%	08/25/2033	224,971
	Home Partners of America Trust
3,658,824	Series 2019-2-C	3.02%(a)	10/19/2039	3,492,168
3,892,366	Series 2019-2-D	3.12%(a)	10/19/2039	3,698,228
7,326,807	Series 2019-2-E	3.32%(a)	10/19/2039	6,956,511
	Homebanc Mortgage Trust
281,523	Series 2005-1-M2 (1 mo. Term SOFR + 0.85%, 0.74% Floor, 11.50% Cap)	5.17%	03/25/2035	250,233
10,350,000	Series 2005-3-M5 (1 mo. Term SOFR + 1.96%, 1.85% Floor, 11.50% Cap)	6.28%	07/25/2035	9,429,267
	Homeward Opportunities Fund I Trust
28,994,000	Series 2020-2-B2	6.08%(a)(b)	05/25/2065	29,632,697
	HSBC Asset Loan Obligation
17,921,277	Series 2007-2-3A6	6.00%	09/25/2037	5,677,654
13,304,810	Series 2007-WF1-A3	4.48%(d)	12/25/2036	4,386,883
	HSI Asset Securitization Corp.
26,983,435	Series 2006-HE1-1A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.71%	10/25/2036	7,482,793
12,536,607	Series 2007-NC1-A2 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.71%	04/25/2037	8,166,096
54,350,208	Series 2007-NC1-A3 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.79%	04/25/2037	35,431,346
	Impac CMB Trust
33,645	Series 2002-9F-A1	5.22%(d)	12/25/2032	33,487
	Impac Secured Assets CMN Owner Trust
8,683,859	Series 2007-3-A1B (1 mo. Term SOFR + 0.59%, 0.48% Floor, 11.50% Cap)	4.91%	09/25/2037	7,490,627

Principal Amount $	Security Description	Rate	Maturity	Value $
	Imperial Fund Mortgage Trust
21,975,049	Series 2021-NQM4-A1	2.09%(a)(b)	01/25/2057	19,117,660
11,376,488	Series 2021-NQM4-A2	2.30%(a)(b)	01/25/2057	9,947,328
8,670,245	Series 2021-NQM4-A3	2.45%(a)(b)	01/25/2057	7,602,283
	Indymac IMJA Mortgage Loan Trust
3,098,782	Series 2007-A1-A1	6.00%	08/25/2037	1,141,058
2,268,550	Series 2007-A1-A7	6.00%	08/25/2037	835,344
6,850,853	Series 2007-A2-1A1	6.00%	10/25/2037	2,934,609
10,752,631	Series 2007-A2-2A3	6.50%	10/25/2037	5,105,652
18,348,108	Series 2007-A2-3A1	7.00%	10/25/2037	4,268,630
15,468,631	Series 2007-A3-A1	6.25%	11/25/2037	6,342,279
12,717,034	Series 2007-A4-A1	6.25%	02/25/2038	4,063,635
	Indymac IMSC Mortgage Loan Trust
28,737,418	Series 2007-F1-2A1	6.50%	06/25/2037	6,901,403
251,347	Series 2007-F2-1A2	6.00%	07/25/2037	174,754
25,282,788	Series 2007-F2-2A1	6.50%	07/25/2037	9,005,845
2,664,960	Series 2007-HOA1-A11 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.79%	07/25/2047	1,754,429
	Indymac INDA Mortgage Loan Trust
681,769	Series 2006-AR2-1A1	4.82%(b)	09/25/2036	436,347
487,758	Series 2006-AR2-4A1	4.50%(b)	09/25/2036	455,431
7,063,363	Series 2006-AR3-1A1	4.37%(b)	12/25/2036	5,554,477
2,327,574	Series 2007-AR1-3A1	3.04%(b)	03/25/2037	1,964,315
1,846,119	Series 2007-AR3-3A1	4.25%(b)	07/25/2037	1,553,164
	Indymac Index Mortgage Loan Trust
4,767,732	Series 2005-AR15-A1	4.11%(b)	09/25/2035	3,924,223
2,130,263	Series 2006-AR7-3A1	3.98%(b)	05/25/2036	1,884,404
1,622,483	Series 2007-AR13-2A1	5.76%(b)	07/25/2037	1,393,324
4,018,515	Series 2007-AR21-8A1	4.94%(b)	09/25/2037	3,940,984
	Indymac Residential Asset Backed Trust
11,913,553	Series 2006-B-2A4 (1 mo. Term SOFR + 0.67%, 0.56% Floor)	4.99%	06/25/2036	10,806,876
8,528,139	Series 2006-D-2A4 (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.67%	11/25/2036	6,901,693
7,470,635	Series 2007-B-1A1 (1 mo. Term SOFR + 0.30%, 0.19% Floor)	4.62%	07/25/2037	2,991,141
7,470,635	Series 2007-B-1A2 (1 mo. Term SOFR + 0.30%, 0.19% Floor)	4.62%	07/25/2037	2,991,141
	Invitation Homes Trust
33,442,000	Series 2024-SFR1-C	4.25%(a)	09/17/2041	31,933,080
	JP Morgan Alternative Loan Trust
4,588,211	Series 2005-S1-2A11	6.00%	12/25/2035	3,062,829
1,470,883	Series 2005-S1-2A9	6.00%	12/25/2035	981,878
2,607,567	Series 2006-A2-1A1 (1 mo. Term SOFR + 0.47%, 0.36% Floor, 11.50% Cap)	4.79%	05/25/2036	2,152,349
2,024,375	Series 2006-S1-1A8	5.75%	03/25/2036	995,339
	JP Morgan Mortgage Acquisition Corp.
2,179,200	Series 2005-WMC1-M4 (1 mo. Term SOFR + 1.01%, 0.90% Floor)	5.33%	09/25/2035	1,948,763
5,108,861	Series 2006-CH2-AF3	5.46%(d)	09/25/2029	3,084,436
8,435,016	Series 2006-HE3-A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.43%	11/25/2036	7,894,826
21,575,021	Series 2006-RM1-A3 (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.67%	08/25/2036	9,515,549
19,940,596	Series 2006-RM1-A4 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.79%	08/25/2036	8,811,083
2,799,971	Series 2006-WF1-A5	6.91%(d)	07/25/2036	754,855
3,882,811	Series 2006-WMC4-A1A (1 mo. Term SOFR + 0.37%, 0.26% Floor)	4.69%	12/25/2036	2,425,909
35,550,679	Series 2006-WMC4-A1B (1 mo. Term SOFR + 0.57%, 0.46% Floor)	4.89%	12/25/2036	4,510,027
9,690,000	Series 2007-CH3-M2 (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.75%	03/25/2037	8,816,574

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	19

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	JP Morgan Mortgage Trust
49,919	Series 2005-A6-5A1	6.58%(b)	08/25/2035	50,920
2,966,606	Series 2005-S1-1A2	6.50%	01/25/2035	3,064,455
319,207	Series 2005-S2-2A13	5.50%	09/25/2035	237,704
895,770	Series 2006-S2-3A3	6.00%	07/25/2036	264,592
3,250,425	Series 2006-S2-3A5	6.25%	07/25/2036	998,938
1,785,900	Series 2006-S3-1A2	6.00%	08/25/2036	513,857
7,073,757	Series 2006-S3-1A21 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 7.50% Cap)	4.81%	08/25/2036	1,499,753
7,073,757	Series 2006-S3-1A22 (-1 x 1 mo. Term SOFR + 7.01%, 0.00% Floor, 7.12% Cap)	2.69%(f)(g)	08/25/2036	942,660
832,183	Series 2006-S3-1A9	6.00%	08/25/2036	239,444
5,641,546	Series 2006-S4-A3	6.00%	01/25/2037	2,067,495
2,349,659	Series 2006-S4-A5	6.00%	01/25/2037	864,570
5,558,177	Series 2006-S4-A8 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 7.00% Cap)	4.81%	01/25/2037	1,484,727
5,558,177	Series 2006-S4-A9 (-1 x 1 mo. Term SOFR + 6.51%, 0.00% Floor, 6.62% Cap)	2.19%(f)(g)	01/25/2037	776,144
579,311	Series 2007-A2-2A1	5.75%(b)	04/25/2037	436,418
2,000,087	Series 2007-A3-3A2M	5.02%(b)	05/25/2037	1,791,363
6,096,668	Series 2007-S1-2A6	6.00%	03/25/2037	2,299,315
1,716,144	Series 2007-S3-1A1	5.50%	08/25/2037	696,868
3,816,242	Series 2007-S3-1A35	6.00%	08/25/2037	1,694,420
1,693,895	Series 2007-S3-1A64	7.50%	08/25/2037	555,546
642,182	Series 2007-S3-1A9	6.00%	08/25/2037	283,872
3,518,757	Series 2007-S3-1A96	6.00%	08/25/2037	1,556,115
4,011,139	Series 2007-S3-1A97	6.00%	08/25/2037	1,773,961
23,844,049	Series 2024-NQM1-A1	5.59%(a)(d)	02/25/2064	23,959,619
	JP Morgan Reremic
4,620,799	Series 2009-4-3A2	6.00%(a)(b)	02/26/2037	2,089,146
16,313,692	Series 2009-7-7A1	7.00%(a)(b)	09/27/2037	7,301,500
7,597,459	Series 2010-1-1A4	6.00%(a)	02/26/2037	3,299,722
5,113,523	Series 2010-1-2A11	7.00%(a)(b)	01/26/2037	2,236,174
	Legacy Mortgage Asset Trust
106,661,546	Series 2019-RPL3-PT1	0.00%(a)	06/25/2058	89,346,484
24,927,639	Series 2021-GS4-A2	6.55%(a)(d)	11/25/2060	24,942,541
	Lehman Brothers Holdings, Inc.
17,581,465	Series 2007-1-1A1 (1 mo. Term SOFR + 0.32%, 0.21% Floor)	4.64%(a)	06/25/2037	12,826,375
5,377,865	Series 2007-1-2A4 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.73%(a)	06/25/2037	3,566,560
	Lehman Mortgage Trust
1,427,570	Series 2005-2-3A5	5.50%	12/25/2035	761,413
960,062	Series 2005-2-5A5	5.75%	12/25/2035	601,510
1,559,025	Series 2005-3-2A1	6.00%	01/25/2036	1,277,902
132,632	Series 2005-3-2A3	5.50%	01/25/2036	103,105
712,523	Series 2005-3-2A7	6.00%	01/25/2036	583,642
905,799	Series 2006-1-1A1 (1 mo. Term SOFR + 0.86%, 0.75% Floor, 5.50% Cap)	5.18%	02/25/2036	381,244
2,717,396	Series 2006-1-1A2 (-1 x 1 mo. Term SOFR + 4.64%, 0.00% Floor, 4.75% Cap)	0.32%(f)(g)	02/25/2036	133,593
1,905,840	Series 2006-1-3A1 (1 mo. Term SOFR + 0.86%, 0.75% Floor, 5.50% Cap)	5.18%	02/25/2036	1,237,530
1,905,840	Series 2006-1-3A2 (-1 x 1 mo. Term SOFR + 4.64%, 0.00% Floor, 4.75% Cap)	0.32%(f)(g)	02/25/2036	82,711
1,227,916	Series 2006-1-3A4	5.50%	02/25/2036	889,940
1,404,588	Series 2006-4-1A3 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	0.97%(f)(g)	08/25/2036	108,428
892,726	Series 2006-4-1A4	6.00%	08/25/2036	682,776
5,464,623	Series 2006-5-2A1 (1 mo. Term SOFR + 0.46%, 0.35% Floor, 7.50% Cap)	4.78%	09/25/2036	733,501

Principal Amount $	Security Description	Rate	Maturity	Value $
11,382,749	Series 2006-5-2A2Pool 2006-5 (-1 x 1 mo. Term SOFR + 7.04%, 0.00% Floor, 7.15% Cap)	2.72%(f)(g)	09/25/2036	1,026,549
5,463,960	Series 2006-6-3A9	5.50%	10/25/2036	3,610,954
130,998	Series 2006-6-4A5	6.00%	12/25/2036	120,999
2,764,497	Series 2006-7-2A2 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap)	4.88%	11/25/2036	660,910
10,216,627	Series 2006-7-2A5 (-1 x 1 mo. Term SOFR + 6.44%, 6.55% Cap)	2.12%(f)(g)	11/25/2036	1,155,198
1,613,244	Series 2006-9-1A19 (-5 x 1 mo. Term SOFR + 30.16%, 0.00% Floor, 30.68% Cap)	10.28%(g)	01/25/2037	1,398,752
1,747,328	Series 2006-9-1A5 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 5.75% Cap)	5.03%	01/25/2037	899,290
5,228,727	Series 2006-9-1A6 (-1 x 1 mo. Term SOFR + 5.04%, 0.00% Floor, 5.15% Cap)	0.72%(f)(g)	01/25/2037	347,160
3,427,852	Series 2006-9-2A1 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 7.00% Cap)	4.81%	01/25/2037	683,510
6,171,097	Series 2006-9-2A2 (-1 x 1 mo. Term SOFR + 6.51%, 0.00% Floor, 6.62% Cap)	2.19%(f)(g)	01/25/2037	496,572
1,355,518	Series 2007-2-1A1	5.75%	02/25/2037	901,862
2,310,477	Series 2007-4-2A11 (1 mo. Term SOFR + 0.44%, 0.33% Floor, 7.00% Cap)	4.76%	05/25/2037	732,056
10,879,883	Series 2007-4-2A8 (-1 x 1 mo. Term SOFR + 6.56%, 0.00% Floor, 6.67% Cap)	2.24%(f)(g)	05/25/2037	935,662
744,013	Series 2007-4-2A9 (1 mo. Term SOFR + 0.44%, 0.33% Floor, 7.00% Cap)	4.76%	05/25/2037	198,879
519,210	Series 2007-5-4A3 (-6 x 1 mo. Term SOFR + 39.39%, 0.00% Floor, 40.08% Cap)	13.47%(g)	08/25/2036	590,494
593,606	Series 2007-5-7A3	7.50%	10/25/2036	192,471
39,647	Series 2007-6-1A8	6.00%	07/25/2037	35,749
3,149,072	Series 2008-2-1A6	6.00%	03/25/2038	866,341
	Lehman XS Trust
4,104,319	Series 2005-2-2A3B	5.94%(d)	08/25/2035	3,689,046
6,354,905	Series 2005-9N-2A1 (12 Month US Treasury Average + 1.06%, 1.06% Floor)	5.70%	02/25/2036	5,647,704
4,704,293	Series 2006-3-A3 (1 mo. Term SOFR + 0.71%, 0.60% Floor)	5.03%	03/25/2036	4,724,365
5,942,289	Series 2006-5-1A1A (1 mo. Term SOFR + 0.53%, 0.42% Floor)	4.85%	04/25/2036	5,046,899
21,447	Series 2006-5-2A4A	6.39%(d)	04/25/2036	26,652
7,308,453	Series 2006-GP3-1A1 (1 mo. Term SOFR + 0.51%, 0.40% Floor)	4.83%	06/25/2046	6,679,645
3,678,179	Series 2007-1-2A1	7.00%(b)	02/25/2037	3,784,697
8,625,979	Series 2007-12N-1A3A (1 mo. Term SOFR + 0.51%, 0.40% Floor)	4.83%	07/25/2047	8,305,451
8,340,641	Series 2007-15N-4A1 (1 mo. Term SOFR + 1.01%, 0.90% Floor)	5.33%	08/25/2047	6,983,969
	Long Beach Mortgage Loan Trust
12,848,919	Series 2006-2-2A4 (1 mo. Term SOFR + 0.69%, 0.58% Floor)	5.01%	03/25/2046	4,552,387
46,047,383	Series 2006-3-2A3 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.79%	05/25/2046	13,923,914
4,693,997	Series 2006-3-2A4 (1 mo. Term SOFR + 0.65%, 0.54% Floor)	4.97%	05/25/2046	1,419,120
14,654,134	Series 2006-5-2A4 (1 mo. Term SOFR + 0.59%, 0.48% Floor)	4.91%	06/25/2036	6,917,166

20	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
23,372,309	Series 2006-6-1A (1 mo. Term SOFR + 0.40%, 0.29% Floor)	4.72%	07/25/2036	16,173,764
11,644,039	Series 2006-WL1-M2 (1 mo. Term SOFR + 0.79%, 0.68% Floor)	5.11%	01/25/2046	11,330,745
	Luminent Mortgage Trust
1,188,626	Series 2005-1-A1 (1 mo. Term SOFR + 0.63%, 0.52% Floor, 11.50% Cap)	4.95%	11/25/2035	1,143,310
	Master Resecuritization Trust
12,189,103	Series 2008-1-A1	6.00%(a)(b)	09/27/2037	7,926,931
5,846,633	Series 2008-4-A1	6.00%(a)(b)	06/27/2036	4,683,049
	Mastr Adjustable Rate Mortgages Trust
1,951,741	Series 2005-2-2A1	4.32%(b)	03/25/2035	1,731,643
681,622	Series 2005-6-5A1	3.50%(b)	07/25/2035	611,118
4,681,240	Series 2007-1-2A1	5.09%(b)	11/25/2036	2,481,687
	MASTR Alternative Loans Trust
6,640,958	Series 2004-9-M2	6.26%(d)	08/25/2034	5,636,528
1,111,612	Series 2005-2-3A1	6.00%	03/25/2035	860,161
34,039	Series 2005-5-2A3	5.50%	07/25/2025	32,673
6,455,955	Series 2005-5-3A1	5.75%	08/25/2035	2,986,381
1,383,248	Series 2005-6-1A5	5.50%	12/25/2035	903,884
1,026,916	Series 2006-3-1A2	6.25%	07/25/2036	519,714
623,305	Series 2007-1-1A5	5.75%	10/25/2036	600,190
3,703,640	Series 2007-1-2A7	6.00%	10/25/2036	1,074,919
	Mastr Asset Backed Securities Trust
1,615,364	Series 2003-OPT1-M3 (1 mo. Term SOFR + 4.24%, 4.13% Floor)	8.56%	12/25/2032	1,556,462
5,548,018	Series 2006-AM2-A3 (1 mo. Term SOFR + 0.45%, 0.34% Floor)	4.77%	06/25/2036	5,102,878
6,111,367	Series 2007-HE1-A3 (1 mo. Term SOFR + 0.53%, 0.42% Floor)	4.85%	05/25/2037	5,925,443
12,663,965	Series 2007-WMC1-A1 (1 mo. Term SOFR + 0.40%, 0.29% Floor)	4.72%	01/25/2037	3,329,454
	MASTR Asset Securitization Trust
1,291,646	Series 2006-1-1A4	5.75%	05/25/2036	759,055
1,027,598	Series 2006-2-1A11 (1 mo. Term SOFR + 6.00%, 6.00% Floor)	6.00%	06/25/2036	595,750
2,322,136	Series 2007-1-1A3	6.25%	11/25/2037	887,786
	Mastr Seasoned Securities Trust
1,041,092	Series 2005-2-1A4	6.00%	10/25/2032	1,043,507
404,418	Series 2005-2-2A1 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 7.50% Cap)	4.83%	10/25/2032	375,502
	Merrill Lynch Alternative Note Asset
18,937,876	Series 2007-A3-A2A (1 mo. Term SOFR + 0.33%, 0.22% Floor)	4.65%	04/25/2037	6,670,728
9,711,703	Series 2007-A3-A2B (1 mo. Term SOFR + 0.53%, 0.42% Floor)	4.85%	04/25/2037	3,418,956
13,460,536	Series 2007-A3-A2C (1 mo. Term SOFR + 0.75%, 0.64% Floor)	5.07%	04/25/2037	4,743,700
12,735,235	Series 2007-F1-2A4 (1 mo. Term SOFR + 0.43%, 0.32% Floor, 7.00% Cap)	4.75%	03/25/2037	3,161,098
12,735,235	Series 2007-F1-2A5 (-1 x 1 mo. Term SOFR + 6.57%, 0.00% Floor, 6.68% Cap)	2.25%(f)(g)	03/25/2037	1,630,937
27,578,896	Series 2007-OAR5-1A1	3.72%(b)	10/25/2047	7,664,801
	Merrill Lynch First Franklin Mortgage Loan Trust
1,917,519	Series 2007-H1-1A2 (1 mo. Term SOFR + 3.61%, 3.50% Floor)	7.93%	10/25/2037	1,802,775
	Merrill Lynch Mortgage Investors, Inc.
15,216,095	Series 2005-AR1-M2 (1 mo. Term SOFR + 1.12%, 1.01% Floor)	5.44%	06/25/2036	12,214,184

Principal Amount $	Security Description	Rate	Maturity	Value $
7,539,755	Series 2006-AR1-A2C (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.75%(a)	03/25/2037	1,994,706
685,706	Series 2006-F1-1A2	6.00%	04/25/2036	282,689
20,945,495	Series 2006-FM1-A1 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.54%	04/25/2037	12,433,376
10,087,892	Series 2006-HE3-A4 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.93%	06/25/2037	2,679,851
7,215,878	Series 2006-HE4-A2B (1 mo. Term SOFR + 0.31%, 0.20% Floor)	4.63%	07/25/2037	1,554,268
71,704,090	Series 2007-HE2-A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.93%	02/25/2037	33,517,725
7,930,379	Series 2007-HE3-A1 (1 mo. Term SOFR + 0.25%, 0.14% Floor)	4.57%	04/25/2047	3,160,928
6,765,820	Series 2007-HE3-A3 (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.81%	04/25/2047	2,696,754
2,833,927	Series 2007-HE3-A4 (1 mo. Term SOFR + 0.65%, 0.54% Floor)	4.97%	04/25/2047	1,129,560
44,589,718	Series 2007-MLN1-A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.93%	03/25/2037	33,826,638
	Morgan Stanley ABS Capital I, Inc.
16,249,966	Series 2006-HE7-A2C (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.75%	09/25/2036	7,142,104
21,563,180	Series 2006-HE7-A2D (1 mo. Term SOFR + 0.57%, 0.46% Floor)	4.89%	09/25/2036	9,476,834
13,157,384	Series 2006-NC2-M1 (1 mo. Term SOFR + 0.65%, 0.54% Floor)	4.97%	02/25/2036	12,408,023
5,611,931	Series 2007-HE4-A1 (1 mo. Term SOFR + 0.24%, 0.13% Floor)	4.56%(a)	02/25/2037	2,499,951
	Morgan Stanley Home Equity Loan Trust
23,396,927	Series 2007-1-A4 (1 mo. Term SOFR + 0.33%, 0.22% Floor)	4.65%	12/25/2036	11,209,542
	Morgan Stanley IXIS Real Estate Capital Trust
4,890,056	Series 2006-2-AFPT (1 mo. Term SOFR + 0.18%, 0.07% Floor)	4.50%	11/25/2036	1,571,136
	Morgan Stanley Mortgage Loan Trust
555,735	Series 2005-10-1A1 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 5.75% Cap)	5.13%	12/25/2035	333,279
1,392,396	Series 2005-10-1A6	5.75%	12/25/2035	913,293
1,604,224	Series 2005-10-2A1	5.24%(b)	12/25/2035	1,515,212
4,469,527	Series 2006-11-1A6	6.73%(d)	08/25/2036	785,472
6,627,148	Series 2006-11-2A1	6.00%	08/25/2036	2,780,258
6,420,598	Series 2006-16AX-2A2 (1 mo. Term SOFR + 0.45%, 0.34% Floor)	4.77%	11/25/2036	1,861,310
4,985,812	Series 2006-17XS-A3A	6.15%(d)	10/25/2046	1,445,613
1,732,669	Series 2006-17XS-A6	6.08%(d)	10/25/2046	417,886
1,188,491	Series 2006-2-2A3	5.75%	02/25/2036	1,106,155
12,792,599	Series 2006-7-3A	5.06%(b)	06/25/2036	6,852,435
1,406,481	Series 2006-7-4A4	6.00%	06/25/2036	631,066
1,423,819	Series 2006-7-4A7	6.00%	06/25/2036	638,846
2,841,880	Series 2007-13-6A1	6.00%	10/25/2037	1,501,714
2,980,450	Series 2007-14AR-2A3	3.42%(b)	10/25/2037	1,706,319
2,787,752	Series 2007-1XS-2A3	6.42%(d)	09/25/2046	577,946
1,833,411	Series 2007-1XS-2A4A	6.58%(d)	09/25/2046	464,769
223,921	Series 2007-3XS-1A2A	6.12%(d)	01/25/2047	209,890
4,963,632	Series 2007-3XS-2A3S	6.36%(d)	01/25/2047	1,787,343
2,903,256	Series 2007-3XS-2A4S	6.46%(d)	01/25/2047	1,026,298
	Morgan Stanley Reremic Trust
2,807,165	Series 2010-R5-4B	16.90%(a)(d)	06/26/2036	2,878,221
5,175,156	Series 2010-R5-5B	3.06%(a)(d)	01/26/2037	4,959,614
9,039,522	Series 2010-R9-3C	6.00%(a)(b)	11/26/2036	6,914,124
6,701,754	Series 2012-R4-1B (1 mo. Term SOFR + 0.11%, 0.00% Floor)	3.30%(a)	08/26/2036	4,825,908
5,873,964	Series 2013-R2-1B	4.36%(a)(b)	10/26/2036	5,203,476

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	21

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
290,785	Series 2014-R7-B1	4.21%(a)(b)	01/26/2051	289,798
5,198,259	Series 2014-R7-B2	4.21%(a)(b)	01/26/2051	4,925,508
	New Century Alternative Mortgage Loan Trust
9,366,725	Series 2006-ALT1-AF3	6.17%(b)	07/25/2036	1,916,433
11,886,247	Series 2006-ALT2-AF5	4.61%(d)	10/25/2036	2,283,917
	New Century Home Equity Loan Trust
17,829,000	Series 2005-4-M5 (1 mo. Term SOFR + 1.13%, 1.02% Floor, 12.50% Cap)	5.45%	09/25/2035	17,301,579
12,500,000	Series 2006-1-A2C (1 mo. Term SOFR + 0.67%, 0.56% Floor, 12.50% Cap)	4.99%	05/25/2036	11,580,591
	New York Mortgage Trust, Inc.
170,439	Series 2005-2-A (1 mo. Term SOFR + 0.77%, 0.66% Floor, 10.50% Cap)	5.09%	08/25/2035	154,310
	Nomura Asset Acceptance Corp.
15,555	Series 2005-AP1-2A5	5.36%(d)	02/25/2035	15,582
12,511,033	Series 2006-AF1-1A2	6.16%(b)	05/25/2036	2,352,970
2,542,465	Series 2006-AF1-1A3Pool 06-AF1	6.41%(b)	05/25/2036	477,638
13,686,129	Series 2006-AP1-A2	5.52%(b)	01/25/2036	3,805,441
2,313,244	Series 2006-AP1-A3	5.65%(b)	01/25/2036	642,931
1,086,427	Series 2006-WF1-A2	5.76%(b)	06/25/2036	296,235
	Nomura Home Equity Loan, Inc.
14,484,816	Series 2006-AF1-A2	6.30%(d)	10/25/2036	3,049,666
2,428,552	Series 2007-1-1A1	6.56%(d)	02/25/2037	638,987
12,104,463	Series 2007-1-1A3	6.49%(d)	02/25/2037	3,185,525
	Nomura Resecuritization Trust
2,724,865	Series 2014-1R-6A7	6.10%(a)(b)	08/26/2036	2,281,389
3,666,142	Series 2014-2R-4A9	3.98%(a)(d)	07/26/2036	2,894,731
7,732,162	Series 2015-4R-5A2 (1 mo. Term SOFR + 0.54%, 0.43% Floor)	3.07%(a)(h)	03/26/2036	5,455,366
	Novastar Home Equity Loan
14,600,000	Series 2005-3-M4 (1 mo. Term SOFR + 1.00%, 0.89% Floor, 11.00% Cap)	5.32%	01/25/2036	12,379,499
7,149,051	Series 2006-3-A2C (1 mo. Term SOFR + 0.43%, 0.32% Floor, 11.00% Cap)	4.75%	10/25/2036	3,177,852
	NRZ Excess Spread-Collateralized Notes
27,424,478	Series 2020-PLS1-A	3.84%(a)	12/25/2025	27,101,763
23,162,471	Series 2021-FHT1-A	3.10%(a)	07/25/2026	22,510,887
	Onslow Bay Mortgage Loan Trust
9,694,000	Series 2021-NQM3-M1	2.33%(a)(b)	07/25/2061	5,948,924
4,516,932	Series 2024-NQM12-A1	5.48%(a)(d)	07/25/2064	4,531,088
	Option One Mortgage Loan Trust
646,045	Series 2004-3-M3 (1 mo. Term SOFR + 1.09%, 0.98% Floor)	5.41%	11/25/2034	671,337
5,188,576	Series 2007-1-2A3 (1 mo. Term SOFR + 0.25%, 0.14% Floor)	4.57%	01/25/2037	3,038,076
47,117,530	Series 2007-6-1A1 (1 mo. Term SOFR + 0.30%, 0.19% Floor)	4.62%	07/25/2037	41,606,989
	PennyMac Mortgage Investment Trust
67,663,000	Series 2021-FT1-A (1 mo. Term SOFR + 3.11%, 3.12% Floor)	7.43%(a)	03/25/2026	68,063,213
	People’s Choice Home Loan Securities Trust
10,080,000	Series 2005-1-M5 (1 mo. Term SOFR + 1.61%, 1.50% Floor, 15.00% Cap)	5.93%	01/25/2035	7,542,966
	PHH Alternative Mortgage Trust
2,394,781	Series 2007-1-1A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor, 10.10% Cap)	4.75%	02/25/2037	1,769,578

Principal Amount $	Security Description	Rate	Maturity	Value $
5,665,425	Series 2007-2-2A1	6.00%	05/25/2037	4,915,182
2,643,579	Series 2007-2-2A2	6.00%	05/25/2037	2,293,504
161,379	Series 2007-2-3A1	6.00%	05/25/2037	147,995
	PR Mortgage Loan Trust
95,569,666	Series 2014-1-APT	5.86%(a)(b)	10/25/2049	90,237,472
	Pretium Mortgage Credit Partners LLC
19,107,859	Series 2021-NPL5-A1	5.49%(a)(d)	10/25/2051	19,113,555
12,089,646	Series 2021-RN2-A1	4.74%(a)(d)	07/25/2051	12,044,244
24,407,718	Series 2021-RN4-A1	5.49%(a)(b)	10/25/2051	24,400,704
20,268,117	Series 2024-NPL6-A1	5.93%(a)(d)	10/25/2054	20,248,668
23,133,623	Series 2024-NPL7-A1	5.93%(a)(d)	10/25/2054	23,115,201
61,356,071	Series 2024-NPL9-A1	5.85%(a)(d)	12/25/2054	61,325,086
66,431,964	Series 2025-NPL2-A1	5.84%(a)(d)	03/25/2055	66,511,317
	Prime Mortgage Trust
3,795,919	Series 2006-DR1-2A1Pool DR12A1	5.50%(a)	05/25/2035	3,524,100
2,240,465	Series 2006-DR1-2A2	6.00%(a)	05/25/2035	1,908,049
	Progress Residential Trust
50,721,317	Series 2021-SFR10-E1	3.57%(a)	12/17/2040	47,114,124
21,049,101	Series 2021-SFR10-E2	3.67%(a)	12/17/2040	19,524,199
11,401,596	Series 2021-SFR10-F	4.61%(a)	12/17/2040	10,822,897
29,000,000	Series 2021-SFR2-E1	2.55%(a)	04/19/2038	28,853,620
20,000,000	Series 2021-SFR2-E2	2.65%(a)	04/19/2038	19,895,770
62,271,000	Series 2021-SFR2-F	3.40%(a)	04/19/2038	61,954,227
7,000,000	Series 2021-SFR5-E1	2.21%(a)	07/17/2038	6,738,415
25,000,000	Series 2021-SFR8-E1	2.38%(a)	10/17/2038	24,021,017
23,900,000	Series 2021-SFR8-E2	2.53%(a)	10/17/2038	22,992,414
19,900,000	Series 2021-SFR8-F	3.18%(a)	10/17/2038	19,307,862
	PRPM LLC
6,226,884	Series 2020-4-A2	9.19%(a)(d)(h)	10/25/2025	6,217,012
66,497,341	Series 2021-11-A1	5.49%(a)(d)	11/25/2026	66,536,408
25,687,943	Series 2024-6-A1	5.70%(a)(d)	11/25/2029	25,666,853
27,467,754	Series 2024-7-A1	5.87%(a)(d)	11/25/2029	27,465,961
97,853,452	Series 2024-8-A1	5.90%(a)(d)	12/25/2029	98,025,390
22,300,787	Series 2024-NQM4-A1	5.67%(a)(d)	12/26/2069	22,374,527
	Racers
13,085,000	Series 2006-2-M2 (1 mo. Term SOFR + 0.40%, 0.29% Floor)	4.72%	09/25/2036	10,496,591
	RALI Trust
13,660,829	Series 2005-QA11-4A1	5.65%(b)	10/25/2035	10,004,396
6,907,482	Series 2005-QA13-2A1	5.39%(b)	12/25/2035	6,073,947
5,277,028	Series 2005-QA3-CB1	4.41%(b)	03/25/2035	2,160,305
156,075	Series 2005-QS12-A11 (-11 x 1 mo. Term SOFR + 49.89%, 0.00% Floor, 51.15% Cap)	2.37%(g)	08/25/2035	138,404
572,931	Series 2005-QS13-1A6	5.50%	09/25/2035	452,698
1,285,845	Series 2005-QS13-2A1 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 5.75% Cap)	5.13%	09/25/2035	1,015,491
5,271,963	Series 2005-QS13-2A2 (-1 x 1 mo. Term SOFR + 4.94%, 0.00% Floor, 5.05% Cap)	0.62%(f)(g)	09/25/2035	230,567
4,892,979	Series 2005-QS14-2A1	6.00%	09/25/2035	1,576,820
1,132,061	Series 2005-QS15-2A	6.00%	10/25/2035	972,363
1,141,700	Series 2005-QS15-3A	6.00%	10/25/2035	999,572
1,141,387	Series 2005-QS16-A1 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 5.50% Cap)	5.13%	11/25/2035	937,499
1,141,190	Series 2005-QS16-A2 (-1 x 1 mo. Term SOFR + 4.69%, 0.00% Floor, 4.80% Cap)	0.37%(f)(g)	11/25/2035	37,512
610,018	Series 2005-QS17-A1	6.00%	12/25/2035	523,306
631,209	Series 2005-QS17-A10	6.00%	12/25/2035	541,484
1,767,961	Series 2005-QS17-A11	6.00%	12/25/2035	1,516,651
1,256,611	Series 2005-QS17-A2 (1 mo. Term SOFR + 0.96%, 0.85% Floor, 6.00% Cap)	5.28%	12/25/2035	1,050,147
1,256,611	Series 2005-QS17-A4 (-1 x 1 mo. Term SOFR + 5.04%, 0.00% Floor, 5.15% Cap)	0.72%(f)(g)	12/25/2035	57,760
1,011,108	Series 2005-QS17-A6	6.00%	12/25/2035	867,382

22	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
437,159	Series 2005-QS5-A3	5.70%	04/25/2035	442,514
506,921	Series 2006-QS1-A6 (-8 x 1 mo. Term SOFR + 41.98%, 0.00% Floor, 42.86% Cap)	8.86%(g)	01/25/2036	468,422
1,637,429	Series 2006-QS10-A1	6.00%	08/25/2036	1,399,148
503,526	Series 2006-QS10-A4	5.75%	08/25/2036	424,542
3,639,605	Series 2006-QS11-1A1	6.50%	08/25/2036	2,959,111
1,012,186	Series 2006-QS12-1A1	6.50%	09/25/2036	432,593
1,518,029	Series 2006-QS12-2A18	5.75%	09/25/2036	1,178,103
2,339,223	Series 2006-QS14-A18	6.25%	11/25/2036	1,923,134
1,054,120	Series 2006-QS15-A1	6.50%	10/25/2036	910,473
458,802	Series 2006-QS16-A10	6.00%	11/25/2036	362,926
1,631,427	Series 2006-QS16-A11	6.00%	11/25/2036	1,290,665
1,300,402	Series 2006-QS16-A7	6.00%	11/25/2036	1,028,657
514,625	Series 2006-QS16-A8	6.00%	11/25/2036	407,084
203,647	Series 2006-QS16-A9	6.00%	11/25/2036	161,091
917,831	Series 2006-QS17-A4	6.00%	12/25/2036	759,269
5,099,071	Series 2006-QS17-A5	6.00%	12/25/2036	4,218,171
3,481,106	Series 2006-QS3-1A11	6.00%	03/25/2036	3,114,100
897,409	Series 2006-QS4-A8 (-790 x 1 mo. Term SOFR + 5,052.56%, 0.10% Floor, 8.00% Cap)	8.00%(g)	04/25/2036	757,341
3,549,451	Series 2006-QS4-A9	6.00%	04/25/2036	2,876,325
2,057,650	Series 2006-QS5-A3	6.00%	05/25/2036	1,710,112
6,132,571	Series 2006-QS5-A4	6.00%	05/25/2036	5,096,776
1,083,525	Series 2006-QS6-1A16	6.00%	06/25/2036	878,413
1,571,960	Series 2006-QS6-1A2	6.00%	06/25/2036	1,274,386
3,017,170	Series 2006-QS8-A1	6.00%	08/25/2036	2,510,708
5,232,213	Series 2006-QS8-A5 (-1 x 1 mo. Term SOFR + 5.44%, 0.00% Floor, 5.55% Cap)	1.12%(f)(g)	08/25/2036	362,556
1,842,268	Series 2006-QS9-1A6 (-1 x 1 mo. Term SOFR + 5.19%, 0.00% Floor, 5.30% Cap)	0.87%(f)(g)	07/25/2036	102,656
17,786,951	Series 2007-QA5-1A1	6.46%(b)	09/25/2037	10,986,929
24,071,689	Series 2007-QH5-AII (1 mo. Term SOFR + 0.57%, 0.46% Floor)	4.89%	06/25/2037	10,764,149
9,042,927	Series 2007-QH7-2A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor)	5.03%	08/25/2037	8,585,795
6,565,707	Series 2007-QS1-1A2 (-1 x 1 mo. Term SOFR + 5.34%, 0.00% Floor, 5.45% Cap)	1.02%(f)(g)	01/25/2037	416,727
660,908	Series 2007-QS1-1A4	6.00%	01/25/2037	522,800
1,591,562	Series 2007-QS1-2A10	6.00%	01/25/2037	1,206,637
19,159,888	Series 2007-QS10-A1	6.50%	09/25/2037	15,842,796
2,066,074	Series 2007-QS11-A1	7.00%	10/25/2037	1,640,122
2,055,579	Series 2007-QS2-A6	6.25%	01/25/2037	1,702,114
11,263,351	Series 2007-QS3-A1	6.50%	02/25/2037	9,395,324
1,796,011	Series 2007-QS3-A4	6.25%	02/25/2037	1,474,492
2,720,988	Series 2007-QS4-3A3	6.00%	03/25/2037	2,308,884
1,164,829	Series 2007-QS5-A1	5.50%	03/25/2037	947,515
480,539	Series 2007-QS5-A5 (1 mo. Term SOFR + 0.41%, 0.30% Floor, 7.00% Cap)	4.73%	03/25/2037	362,248
1,595,981	Series 2007-QS5-A8 (-1 x 1 mo. Term SOFR + 6.59%, 0.00% Floor, 6.70% Cap)	2.27%(f)(g)	03/25/2037	202,472
1,356,078	Series 2007-QS6-A102	5.75%	04/25/2037	1,103,520
436,019	Series 2007-QS6-A13 (-8 x 1 mo. Term SOFR + 54.05%, 0.00% Floor, 55.00% Cap)	18.05%(g)	04/25/2037	545,258
1,941,798	Series 2007-QS6-A45	5.75%	04/25/2037	1,580,153
3,094,626	Series 2007-QS6-A6	6.25%	04/25/2037	2,599,214
213,736	Series 2007-QS6-A77 (-8 x 1 mo. Term SOFR + 54.88%, 0.00% Floor, 55.83% Cap)	18.88%(g)	04/25/2037	274,399
5,255,531	Series 2007-QS7-2A1	6.75%	06/25/2037	2,039,922
11,128,213	Series 2007-QS9-A33	6.50%	07/25/2037	9,103,869
	RAMP Trust
1,342,419	Series 2004-RS7-A3	6.01%(b)	07/25/2034	1,221,813
4,668,206	Series 2006-RS2-A3A (1 mo. Term SOFR + 0.41%, 0.30% Floor, 14.00% Cap)	5.03%	03/25/2036	4,607,279

Principal Amount $	Security Description	Rate	Maturity	Value $
11,321,871	Series 2006-RS3-A4 (1 mo. Term SOFR + 0.41%, 0.30% Floor, 14.00% Cap)	5.03%	05/25/2036	9,545,154
11,736,230	Series 2006-RS6-A4 (1 mo. Term SOFR + 0.65%, 0.54% Floor)	4.97%	11/25/2036	9,579,300
	RASC Trust
3,860,296	Series 2005-KS4-M5 (1 mo. Term SOFR + 1.31%, 1.20% Floor)	6.23%	05/25/2035	3,991,939
3,767,075	Series 2007-EMX1-A13 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 14.00% Cap)	4.83%	01/25/2037	3,811,313
	RBSGC Mortgage Pass Through Certificates
10,376,279	Series 2008-B-A1	6.00%(a)	06/25/2037	8,897,966
	RBSSP Resecuritization Trust
160,536	Series 2009-12-17A2	6.78%(a)(b)	10/25/2035	161,586
12,148,006	Series 2009-12-20A2	4.92%(a)(b)	12/25/2035	10,622,981
2,896,299	Series 2010-4-7A2	6.00%(a)	07/26/2037	1,363,858
	Renaissance Home Equity Loan Trust
5,355,470	Series 2006-1-AF6	5.75%(d)	05/25/2036	2,440,111
	Renaissance NIM Trust
2,062,139	Series 2006-2-AF5	6.25%(d)	08/25/2036	810,685
17,385,181	Series 2006-3-AF3	5.59%(d)	11/25/2036	5,735,926
18,049,871	Series 2006-3-AF4	5.81%(d)	11/25/2036	6,196,658
2,933,947	Series 2006-3-AF5	6.12%(d)	11/25/2036	1,061,048
10,257,172	Series 2006-4-AF4	5.47%(d)	01/25/2037	3,223,407
20,198,460	Series 2006-4-AF5	5.69%(d)	01/25/2037	6,598,433
8,192,822	Series 2007-1-AF1	5.74%(d)	04/25/2037	2,185,090
5,779,950	Series 2007-1-AF1Z	5.35%(d)	04/25/2037	1,455,176
3,486,895	Series 2007-1-AF2	5.51%(d)	04/25/2037	892,524
5,072,268	Series 2007-1-AF3	5.61%(d)	04/25/2037	1,321,981
2,781,357	Series 2007-1-AF4	5.76%(d)	04/25/2037	744,285
8,232,817	Series 2007-1-AF5	5.91%(d)	04/25/2037	2,260,261
17,696,892	Series 2007-2-AF2Pool 2007-2	5.68%(d)	06/25/2037	4,436,126
22,755,581	Series 2007-2-AF5	6.20%(d)	06/25/2037	6,341,500
	Residential Asset Securitization Trust
4,379,369	Series 2005-A11-2A4	6.00%	10/25/2035	1,875,023
1,040,931	Series 2005-A12-A7 (-1 x 1 mo. Term SOFR + 4.89%, 0.00% Floor, 5.00% Cap)	0.57%(f)(g)	11/25/2035	70,690
1,392,808	Series 2005-A12-A8 (1 mo. Term SOFR + 0.66%, 0.55% Floor, 5.50% Cap)	4.98%	11/25/2035	662,891
1,418,463	Series 2005-A15-1A7	6.00%	02/25/2036	1,374,012
6,927,749	Series 2005-A15-5A3	5.75%	02/25/2036	2,553,958
7,122,429	Series 2005-A16-A1	5.00%	02/25/2036	2,758,095
2,611,234	Series 2005-A8CB-A11	6.00%	07/25/2035	1,571,014
2,643,010	Series 2005-A8CB-A2 (-1 x 1 mo. Term SOFR + 4.89%, 0.00% Floor, 5.00% Cap)	0.57%(f)(g)	07/25/2035	139,542
641,036	Series 2006-A1-1A3	6.00%	04/25/2036	277,712
10,237,482	Series 2006-A1-3A2	6.00%	04/25/2036	4,600,615
4,987,307	Series 2006-A10-A5	6.50%	09/25/2036	1,535,772
6,998,759	Series 2006-A12-A1	6.25%	11/25/2036	2,613,170
7,201,544	Series 2006-A13-A1	6.25%	12/25/2036	2,450,086
14,041,659	Series 2006-A14C-2A6 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap)	4.88%	12/25/2036	2,979,576
30,987,836	Series 2006-A14C-2A7 (-1 x 1 mo. Term SOFR + 6.44%, 0.00% Floor, 6.55% Cap)	2.12%(f)(g)	12/25/2036	3,523,109
5,478,021	Series 2006-A2-A11	6.00%	01/25/2046	2,026,370
3,798,564	Series 2006-A2-A4	6.00%	01/25/2046	1,403,460
3,156,975	Series 2006-A2-A9	6.00%	01/25/2046	1,166,411
2,250,431	Series 2006-A8-1A1	6.00%	08/25/2036	1,419,233
4,476,606	Series 2006-R1-A1 (-4 x 1 mo. Term SOFR + 27.94%, 0.00% Floor, 28.40% Cap)	10.66%(g)	01/25/2046	3,793,950
19,367,452	Series 2007-A2-1A2	6.00%	04/25/2037	9,711,015

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	23

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
706,346	Series 2007-A3-1A2 (-8 x 1 mo. Term SOFR + 45.51%, 0.00% Floor, 46.38% Cap)	12.38%(g)	04/25/2037	760,041
22,912,882	Series 2007-A5-1A4 (-1 x 1 mo. Term SOFR + 5.99%, 0.00% Floor, 6.10% Cap)	1.67%(f)(g)	05/25/2037	1,321,216
5,885,661	Series 2007-A5-1A6 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 6.50% Cap)	4.83%	05/25/2037	757,234
4,009,024	Series 2007-A5-2A3	6.00%	05/25/2037	2,059,561
1,756,951	Series 2007-A5-2A5	6.00%	05/25/2037	902,601
7,394,241	Series 2007-A6-1A2	6.00%	06/25/2037	3,815,589
7,757,538	Series 2007-A7-A1	6.00%	07/25/2037	2,891,171
34,122,635	Series 2007-A7-A2	6.00%	07/25/2037	12,717,226
15,119,020	Series 2007-A7-A6	6.00%	07/25/2037	5,634,735
	RESIDENTIAL MORTGAGE LOAN TRUST
6,300,000	Series 2020-2-M1	3.57%(a)(b)	05/25/2060	5,934,843
	RFMSI Trust
3,205,724	Series 2006-S10-1A1	6.00%	10/25/2036	2,561,055
976,005	Series 2006-S5-A12	6.00%	06/25/2036	829,302
66,821	Series 2006-S5-A15	6.00%	06/25/2036	56,778
1,987,363	Series 2006-S9-A1	6.25%	09/25/2036	1,629,870
2,239,826	Series 2007-S1-A7	6.00%	01/25/2037	1,820,169
1,295,043	Series 2007-S2-A1	6.00%	02/25/2037	988,323
1,459,009	Series 2007-S2-A4	6.00%	02/25/2037	1,113,455
2,723,802	Series 2007-S2-A5	6.00%	02/25/2037	2,078,693
1,344,850	Series 2007-S3-1A4	6.00%	03/25/2037	972,199
1,159,818	Series 2007-S4-A1	6.00%	04/25/2037	883,230
649,532	Series 2007-S4-A2	6.00%	04/25/2037	494,633
9,352,556	Series 2007-S5-A1	6.00%	05/25/2037	7,793,976
2,710,408	Series 2007-S5-A8	6.00%	05/25/2037	2,259,242
1,072,533	Series 2007-S6-2A4	6.00%	06/25/2037	826,275
7,309,487	Series 2007-S7-A20	6.00%	07/25/2037	5,864,428
3,823,473	Series 2007-S8-1A1	6.00%	09/25/2037	2,612,684
146,632	Series 2007-SA1-4A	4.54%(b)	02/25/2037	131,244
2,503,527	Series 2007-SA2-2A1	5.61%(b)	04/25/2037	2,170,753
	Rithm Capital Corp.
62,504,400	Series 2020-RPL1-M1	3.25%(a)(b)	11/25/2059	54,739,122
16,345,550	Series 2020-RPL1-M2	3.50%(a)(b)	11/25/2059	14,049,976
	Securitized Asset Backed Receivables LLC
3,347,639	Series 2006-NC3-A2B (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.73%	09/25/2036	1,127,961
5,043,725	Series 2007-BR3-A2A (1 mo. Term SOFR + 0.25%, 0.14% Floor)	4.57%	04/25/2037	3,362,658
4,929,454	Series 2007-BR3-A2B (1 mo. Term SOFR + 0.55%, 0.44% Floor)	4.87%	04/25/2037	3,286,227
13,572,833	Series 2007-BR4-A2B (1 mo. Term SOFR + 0.51%, 0.40% Floor)	4.83%	05/25/2037	8,250,165
	Securitized Mortgage Asset Loan Trust
170,163,022	Series 2015-1-PC	2.71%(a)(b)	02/25/2054	144,116,662
	Sequoia Mortgage Trust
32,551	Series 2003-4-2A1 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 11.50% Cap)	5.13%	07/20/2033	32,284
	SG Mortgage Securities Trust
2,080,343	Series 2006-FRE1-A1A (1 mo. Term SOFR + 0.45%, 0.34% Floor)	4.77%	02/25/2036	2,033,364
2,365,486	Series 2006-FRE1-A2C (1 mo. Term SOFR + 0.65%, 0.54% Floor)	4.97%	02/25/2036	1,163,759
	Soundview Home Equity Loan Trust
11,315,782	Series 2007-NS1-M1 (1 mo. Term SOFR + 0.64%, 0.53% Floor)	4.96%	01/25/2037	10,816,409
3,016,067	Series 2007-OPT1-2A2 (1 mo. Term SOFR + 0.26%, 0.15% Floor)	4.58%	06/25/2037	1,974,976
5,309,352	Series 2007-OPT3-1A1 (1 mo. Term SOFR + 0.28%, 0.17% Floor)	4.60%	08/25/2037	4,604,620

Principal Amount $	Security Description	Rate	Maturity	Value $
17,230,107	Series 2007-OPT4-1A1 (1 mo. Term SOFR + 1.11%, 1.00% Floor)	5.43%	09/25/2037	12,376,501
41,166,165	Series 2007-WM1W-2A1 (1 mo. Term SOFR + 0.29%, 0.18% Floor)	4.23%	02/25/2037	32,078,528
	Specialty Underwriting & Residential Finance
3,616,206	Series 2006-BC2-A2B	4.20%(d)	02/25/2037	1,194,039
12,012,120	Series 2007-AB1-A2C (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.93%	03/25/2037	6,123,943
	Spruce Hill Mortgage Loan Trust
6,618,552	Series 2020-SH1-M1	3.22%(a)(b)	01/28/2050	6,542,391
	Starwood Mortgage Residential Trust
6,329,000	Series 2021-1-B2	4.52%(a)(b)	05/25/2065	4,918,104
5,000,000	Series 2021-2-B1	2.75%(a)(b)	05/25/2065	3,971,628
7,110,000	Series 2021-2-B2	3.00%(a)(b)	05/25/2065	4,925,910
9,103,000	Series 2021-5-M1	3.25%(a)(b)	09/25/2066	6,586,698
	Structured Adjustable Rate Mortgage Loan Trust
967,303	Series 2005-22-4A1	5.60%(b)	12/25/2035	897,149
7,256,607	Series 2006-1-8A1	4.91%(b)	02/25/2036	3,789,265
2,030,862	Series 2006-12-2A1	4.52%(b)	01/25/2037	1,473,273
816,750	Series 2006-8-4A4	5.12%(b)	09/25/2036	728,924
5,920,738	Series 2007-7-1A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor)	5.03%	08/25/2037	5,651,997
	Structured Asset Investment Loan Trust
64,010,757	Series 2006-3-A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.75%	06/25/2036	39,797,683
7,516,093	Series 2006-4-A1 (1 mo. Term SOFR + 0.46%, 0.35% Floor)	4.78%	07/25/2036	4,331,643
20,800,000	Series 2006-4-A5 (1 mo. Term SOFR + 0.73%, 0.62% Floor)	5.05%	07/25/2036	7,422,449
	Structured Asset Mortgage Investments, Inc.
7,555,410	Series 2006-AR3-12A2 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 10.50% Cap)	4.83%	05/25/2036	6,171,451
	Structured Asset Securities Corp.
428,371	Series 2003-24A-1A3	5.64%(b)	07/25/2033	415,810
8,320,088	Series 2005-5-3A1	6.00%	04/25/2035	4,317,902
59,789,444	Series 2006-BC4-A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.75%	12/25/2036	33,928,883
7,361,614	Series 2006-BC4-A4 (1 mo. Term SOFR + 0.45%, 0.34% Floor)	4.77%	12/25/2036	7,177,266
40,100,738	Series 2007-4-1A3 (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	1.82%(a)(f)(g)	03/28/2045	2,351,162
20,127,500	Series 2007-BC4-M1 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.93%	11/25/2037	15,980,051
11,959,167	Series 2007-MN1A-A4 (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.67%(a)	01/25/2037	7,414,254
13,418,832	Series 2007-RF1-1A (1 mo. Term SOFR + 0.30%, 0.19% Floor)	4.62%(a)	03/25/2037	11,029,562
	Suntrust Adjustable Rate Mortgage Loan Trust
3,354,262	Series 2007-2-1A1	6.43%(b)	04/25/2037	1,280,038
993,610	Series 2007-3-1A1	6.75%(b)	06/25/2037	474,717
	Suntrust Alternative Loan Trust
171,424	Series 2005-1F-2A3	5.75%	12/25/2035	157,226
454,774	Series 2006-1F-1A3	6.00%	04/25/2036	160,414
	Terwin Mortgage Trust
10,458,870	Series 2006-7-2A3 (1 mo. Term SOFR + 0.65%, 0.54% Floor)	4.97%(a)	08/25/2037	4,611,892
	Thornburg Mortgage Securities Trust
79,778	Series 2003-6-A2 (1 mo. Term SOFR + 1.11%, 1.00% Floor, 11.50% Cap)	5.43%	12/25/2033	76,850

24	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
2,286,564	Series 2004-4-5A	2.98%(b)	12/25/2044	2,048,593
4,049,032	Series 2007-1-A1 (12 mo. Term SOFR + 2.02%, 0.11% Floor, 10.75% Cap)	6.04%	03/25/2037	3,549,715
1,057,599	Series 2007-1-A2A (12 mo. Term SOFR + 2.02%, 0.11% Floor, 10.75% Cap)	6.04%	03/25/2037	781,350
	Tricon American Homes Trust
5,000,000	Series 2019-SFR1-E	3.40%(a)	03/17/2038	4,895,789
8,900,000	Series 2020-SFR1-D	2.55%(a)	07/17/2038	8,624,726
1,600,000	Series 2020-SFR1-E	3.54%(a)	07/17/2038	1,567,849
	Tricon Residential Trust
16,000,000	Series 2021-SFR1-B	2.24%(a)	07/17/2038	15,493,814
13,250,000	Series 2021-SFR1-C	2.34%(a)	07/17/2038	12,823,248
5,250,000	Series 2021-SFR1-D	2.59%(a)	07/17/2038	5,068,931
10,000,000	Series 2021-SFR1-E2	2.89%(a)	07/17/2038	9,605,998
11,300,000	Series 2021-SFR1-F	3.69%(a)	07/17/2038	10,910,184
	VCAT Asset Securitization LLC
69,860,795	Series 2025-NPL1-A1	5.88%(a)(d)	01/25/2055	70,075,833
38,450,539	Series 2025-NPL2-A1	5.98%(a)(d)	01/25/2055	39,083,012
	Velocity Commercial Capital Loan Trust
3,019,386	Series 2017-2-AFX	3.07%(a)(b)	11/25/2047	2,957,830
6,395,791	Series 2018-2-A	4.05%(a)(b)	10/26/2048	6,233,241
17,305,048	Series 2019-1-A	3.76%(a)(b)	03/25/2049	16,511,345
2,040,976	Series 2019-1-M4	4.61%(a)(b)	03/25/2049	1,758,815
5,556,996	Series 2019-2-A	3.13%(a)(b)	07/25/2049	5,317,812
2,088,661	Series 2019-2-M1	3.26%(a)(b)	07/25/2049	1,893,384
1,768,456	Series 2020-1-M4	3.54%(a)(b)	02/25/2050	1,274,201
48,042,926	Series 2024-6-A	5.81%(a)(b)	12/25/2054	48,098,089
26,965,474	Series 2025-1-A	6.03%(a)(b)	02/25/2055	27,086,916
	Vericrest Opportunity Loan Transferee
9,672,903	Series 2021-CF1-A1	4.99%(a)(d)	08/25/2051	9,666,964
9,374,581	Series 2021-CF2-A1	5.49%(a)(d)	11/27/2051	9,348,238
1,314,151	Series 2021-NPL1-A1	5.89%(a)(d)	02/27/2051	1,314,835
1,144,214	Series 2021-NPL2-A1	5.89%(a)(d)	02/27/2051	1,144,668
14,072,312	Series 2021-NPL3-A1	6.24%(a)(d)	02/27/2051	14,089,205
1,756,145	Series 2021-NPL5-A1	6.12%(a)(d)	03/27/2051	1,757,677
7,676,904	Series 2021-NPL6-A1	6.24%(a)(d)	04/25/2051	7,688,474
989,792	Series 2021-NPL9-A1	4.99%(a)(d)	05/25/2051	990,060
	Verus Securitization Trust
6,100,000	Series 2021-3-M1	2.40%(a)(b)	06/25/2066	4,565,080
4,588,000	Series 2021-4-B1	3.05%(a)(b)	07/25/2066	3,211,317
2,300,000	Series 2021-4-B2	3.81%(a)(b)	07/25/2066	1,606,939
2,500,000	Series 2021-4-M1	2.20%(a)(b)	07/25/2066	1,762,856
6,651,000	Series 2021-5-B1	3.04%(a)(b)	09/25/2066	4,943,732
9,255,000	Series 2021-5-M1	2.33%(a)(b)	09/25/2066	6,798,793
	Voyager OPTONE Delaware Trust
5,705,188	Series 2009-1-SAC3	3.11%(a)(b)	02/25/2038	4,186,298
	WAMU Asset-Backed Certificates
7,182,337	Series 2007-HE1-2A2 (1 mo. Term SOFR + 0.33%, 0.33% Floor)	4.65%	01/25/2037	3,242,706
12,746,505	Series 2007-HE4-1A (1 mo. Term SOFR + 0.28%, 0.28% Floor)	4.60%	07/25/2047	9,485,638
	WaMu Mortgage Pass Through Certificates
4,556,422	Series 2005-AR19-B1 (1 mo. Term SOFR + 1.16%, 1.05% Floor, 10.50% Cap)	5.48%	12/25/2045	3,962,766
4,816,188	Series 2006-AR10-1A1	4.83%(b)	09/25/2036	4,129,790
4,829,517	Series 2006-AR15-1A (12 Month US Treasury Average + 0.84%, 0.84% Floor)	5.48%	11/25/2046	4,078,941
3,000,165	Series 2006-AR5-A12B (12 Month US Treasury Average + 0.98%, 0.98% Floor)	5.62%	06/25/2046	2,746,159
415,680	Series 2006-AR6-2A3	4.97%(b)	08/25/2036	363,797
4,021,240	Series 2007-HY3-4A1	5.16%(b)	03/25/2037	3,704,857
6,564,186	Series 2007-HY5-1A1	4.21%(b)	05/25/2037	5,712,289

Principal Amount $	Security Description	Rate	Maturity	Value $
	Washington Mutual Alternative Mortgage Pass-Through Certificates
3,353,582	Series 2005-1-2A	6.00%	03/25/2035	2,884,879
838,210	Series 2005-4-5A1	5.50%	06/25/2035	716,505
331,862	Series 2005-5-CB12 (-11 x 1 mo. Term SOFR + 49.34%, 0.00% Floor, 50.60% Cap)	1.82%(g)	07/25/2035	312,782
1,074,651	Series 2005-5-CB6 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 7.50% Cap)	5.03%	07/25/2035	935,582
265,887	Series 2005-6-2A7	5.50%	08/25/2035	233,314
2,965,645	Series 2005-7-2CB6 (1 mo. Term SOFR + 1.56%, 1.45% Floor, 6.00% Cap)	5.88%	08/25/2035	2,874,652
269,604	Series 2005-7-2CB7 (-11 x 1 mo. Term SOFR + 48.79%, 0.00% Floor, 50.05% Cap)	1.27%(g)	08/25/2035	233,678
2,022,470	Series 2005-7-3CB	6.50%	08/25/2035	1,705,236
4,307,831	Series 2005-8-1A2	5.50%	10/25/2035	3,971,256
4,531,471	Series 2005-9-2A2	5.50%	11/25/2035	4,147,783
951,172	Series 2005-9-CX	5.50%(f)	11/25/2035	161,133
3,937,521	Series 2006-1-2CB1	7.00%	02/25/2036	2,877,101
1,372,855	Series 2006-1-3A1	5.75%	02/25/2036	1,283,867
693,818	Series 2006-1-3A2	5.75%	02/25/2036	646,356
589,687	Series 2006-1-3A7	5.75%	02/25/2036	549,625
1,810,861	Series 2006-3-3CB4	6.00%	04/25/2036	1,564,491
988,146	Series 2006-5-1A8	5.75%	07/25/2036	780,595
2,283,436	Series 2006-5-2CB1	6.00%	07/25/2036	1,638,563
4,147,681	Series 2006-5-2CB6	6.00%	07/25/2036	2,976,320
12,613,338	Series 2006-5-3A3	6.72%(d)	07/25/2036	2,832,895
5,256,285	Series 2006-5-3A5	6.95%(d)	07/25/2036	1,179,539
7,404,652	Series 2006-8-A4	4.11%(d)	10/25/2036	2,530,462
2,773,973	Series 2006-9-A7	4.19%(d)	10/25/2036	850,169
3,487,214	Series 2006-AR10-A1 (1 mo. Term SOFR + 0.31%, 0.20% Floor)	4.63%	12/25/2036	1,688,522
4,720,399	Series 2006-AR4-2A (12 Month US Treasury Average + 0.95%, 0.95% Floor)	5.59%	06/25/2046	3,497,365
4,403,721	Series 2006-AR5-4A (12 Month US Treasury Average + 0.99%, 0.99% Floor)	5.63%	06/25/2046	3,581,560
6,535,430	Series 2007-2-1A6	6.00%	04/25/2037	5,355,690
2,701,455	Series 2007-3-A3	6.00%	04/25/2037	2,379,184
2,085,141	Series 2007-4-1A1	5.50%	06/25/2037	2,009,306
146,973	Series 2007-5-A11 (-6 x 1 mo. Term SOFR + 38.79%, 0.00% Floor, 39.48% Cap)	12.87%(g)	06/25/2037	159,784
3,674,322	Series 2007-5-A6	6.00%	06/25/2037	3,342,686
4,968,952	Series 2007-OC1-A2 (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.67%	01/25/2047	4,411,241
	Washington Mutual Asset-Backed Certificates
1,039,947	Series 2006-HE2-A4 (1 mo. Term SOFR + 0.59%, 0.48% Floor)	4.91%	05/25/2036	802,757
18,893,749	Series 2007-HE2-2A2 (1 mo. Term SOFR + 0.55%, 0.44% Floor)	4.87%	02/25/2037	5,938,768
	Wells Fargo Alternative Loan Trust
415,760	Series 2007-PA1-A10	6.00%	03/25/2037	378,211
1,825,509	Series 2007-PA1-A3	6.00%	03/25/2037	1,660,643
1,573,988	Series 2007-PA1-A5	6.00%	03/25/2037	1,431,837
2,579,688	Series 2007-PA1-A6	6.00%	03/25/2037	2,346,710
10,156,335	Series 2007-PA2-1A1	6.00%	06/25/2037	9,160,982
1,643,710	Series 2007-PA2-3A1 (1 mo. Term SOFR + 0.46%, 0.35% Floor, 7.00% Cap)	4.78%	06/25/2037	1,169,620
2,421,440	Series 2007-PA2-3A2 (-1 x 1 mo. Term SOFR + 6.54%, 0.00% Floor, 6.65% Cap)	2.22%(f)(g)	06/25/2037	256,780
3,727,821	Series 2007-PA3-2A1	6.00%	07/25/2037	3,429,622
1,481,087	Series 2007-PA3-2A4	6.00%	07/25/2037	1,362,611
2,554,661	Series 2007-PA3-3A1	6.25%	07/25/2037	2,209,183
19,278,754	Series 2007-PA5-1A1	6.25%	11/25/2037	17,163,560
3,544,023	Series 2007-PA6-A1	6.55%(b)	12/28/2037	3,234,724

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	25

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Wells Fargo Mortgage Backed Securities Trust
1,010,365	Series 2006-AR12-1A1	7.58%(b)	09/25/2036	925,451
538,630	Series 2006-AR13-A2	7.47%(b)	09/25/2036	523,737
624,241	Series 2006-AR4-2A1	6.15%(b)	04/25/2036	615,013
912,368	Series 2007-7-A1	6.00%	06/25/2037	835,570
63,453	Series 2007-7-A32	5.75%	06/25/2037	57,532
2,054,585	Series 2007-7-A34	6.00%	06/25/2037	1,881,642
556,482	Series 2007-7-A36	6.00%	06/25/2037	509,622
189,251	Series 2007-7-A43 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 7.00% Cap)	4.93%	06/25/2037	165,107
517,029	Series 2007-7-A49	6.00%	06/25/2037	473,508
218,883	Series 2007-7-A8 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 7.00% Cap)	4.93%	06/25/2037	190,959
98,742	Series 2007-7-A9 (-6 x 1 mo. Term SOFR + 38.31%, 0.00% Floor, 39.00% Cap)	12.39%(g)	06/25/2037	108,769
9,083,928	Series 2007-AR9-A1	6.55%(b)	12/28/2037	8,219,313
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $9,277,873,677)			7,411,912,149

US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 50.5%
	Fannie Mae Whole Loan
4,209,641	Series 2003-W17-1A7	5.75%	08/25/2033	4,246,629
1,219,846	Series 2004-W10-A6	5.75%	08/25/2034	1,254,964
	Federal Home Loan Mortgage Corp.
1,676,334	Pool C03490	4.50%	08/01/2040	1,657,037
9,966,509	Pool C91388	3.50%	02/01/2032	9,738,672
5,218,070	Pool C91403	3.50%	03/01/2032	5,097,306
5,205,478	Pool C91413	3.50%	12/01/2031	5,085,897
2,700,527	Pool C91417	3.50%	01/01/2032	2,638,315
10,904,795	Pool C91447	3.50%	05/01/2032	10,651,509
4,315,094	Pool C91596	3.00%	02/01/2033	4,134,894
1,977,751	Pool D98901	3.50%	01/01/2032	1,932,066
4,263,300	Pool D98923	3.50%	01/01/2032	4,165,056
5,435,629	Pool D99724	3.00%	11/01/2032	5,212,371
5,126,963	Pool G01840	5.00%	07/01/2035	5,168,929
1,120,397	Pool G04817	5.00%	09/01/2038	1,132,074
4,518,307	Pool G07801	4.00%	10/01/2044	4,308,351
9,719,078	Pool G07862	4.00%	01/01/2044	9,331,648
11,033,879	Pool G07905	4.00%	01/01/2042	10,630,719
21,733,774	Pool G08534	3.00%	06/01/2043	19,582,343
7,002,373	Pool G08537	3.00%	07/01/2043	6,309,197
12,726,607	Pool G08614	3.00%	11/01/2044	11,403,168
15,044,229	Pool G08619	3.00%	12/01/2044	13,464,177
19,489,204	Pool G08622	3.00%	01/01/2045	17,360,737
16,017,951	Pool G08653	3.00%	07/01/2045	14,269,277
9,294,756	Pool G08658	3.00%	08/01/2045	8,280,035
10,566,621	Pool G08670	3.00%	10/01/2045	9,400,695
123,520,478	Pool G08675	3.00%	11/01/2045	109,907,478
51,346,863	Pool G08680	3.00%	12/01/2045	45,445,156
21,476,736	Pool G08686	3.00%	01/01/2046	19,104,216
48,012,850	Pool G08692	3.00%	02/01/2046	42,702,504
15,194,014	Pool G08705	3.00%	05/01/2046	13,503,615
17,593,876	Pool G08715	3.00%	08/01/2046	15,629,572
918,532	Pool G08800	3.50%	02/01/2048	840,272
7,568,538	Pool G16072	3.00%	02/01/2032	7,329,366
20,971,196	Pool G60251	3.50%	10/01/2045	19,424,122
53,583,811	Pool G60393	3.50%	01/01/2046	49,564,306
4,614,104	Pool J22834	2.50%	03/01/2028	4,511,857
18,999,403	Pool Q13637	3.00%	11/01/2042	17,142,560
19,257,331	Pool Q13638	3.00%	11/01/2042	17,351,335
31,981,810	Pool Q16672	3.00%	03/01/2043	28,816,203
2,144,967	Pool Q23595	4.00%	12/01/2043	2,062,793
2,281,084	Pool Q24052	4.00%	01/01/2044	2,183,737
1,951,767	Pool Q24172	4.00%	01/01/2044	1,875,779
2,115,117	Pool Q24979	4.00%	02/01/2044	2,018,738
8,381,066	Pool Q31596	3.50%	02/01/2045	7,773,167
3,709,447	Pool Q32861	3.50%	04/01/2045	3,435,793
9,235,421	Pool Q32921	3.50%	04/01/2045	8,548,354
10,246,445	Pool Q39502	3.50%	03/01/2046	9,465,108
20,892,487	Pool Q44073	3.00%	09/01/2046	18,532,730
9,422,811	Pool QE2022	3.00%	05/01/2052	8,234,806
14,452,218	Pool QU7965	2.00%	09/01/2051	11,224,820
13,022,292	Pool QU7970	2.00%	09/01/2051	10,114,114
14,470,018	Pool RA2853	2.50%	06/01/2050	12,173,173
45,834,829	Pool RA3515	2.50%	09/01/2050	38,371,157

Principal Amount $	Security Description	Rate	Maturity	Value $
18,988,472	Pool RA4218	2.50%	12/01/2050	16,008,055
14,551,307	Pool RA4968	2.50%	04/01/2046	12,406,937
53,205,415	Pool RA5267	3.00%	05/01/2051	46,527,830
7,975,328	Pool RA7554	4.00%	06/01/2052	7,460,169
83,389,167	Pool RA7939	5.00%	09/01/2052	82,066,124
67,212,694	Pool RB5089	1.50%	12/01/2040	55,831,260
7,108,400	Pool RB5106	2.50%	03/01/2041	6,283,829
77,136,368	Pool RB5110	1.50%	05/01/2041	63,930,417
16,344,171	Pool RJ1071	6.00%	03/01/2054	16,820,972
29,020,611	Pool SD0699	2.00%	11/01/2050	23,759,463
40,758,114	Pool SD0715	2.00%	09/01/2051	33,309,267
58,760,106	Pool SD2120	3.00%	10/01/2051	51,377,612
34,424,923	Pool SD2386	3.50%	06/01/2052	31,276,774
54,376,737	Pool SD2692	4.50%	04/01/2053	52,132,845
21,124,128	Pool SD2759	5.50%	05/01/2053	21,305,959
26,216,054	Pool SD2839	3.00%	08/01/2052	22,939,908
15,843,525	Pool SD2971	2.50%	03/01/2052	13,367,663
28,175,307	Pool SD3011	3.00%	05/01/2052	24,639,229
13,083,398	Pool SD3033	5.50%	05/01/2053	13,388,002
63,082,579	Pool SD3093	2.50%	03/01/2052	53,244,526
50,030,222	Pool SD3454	5.50%	08/01/2053	50,441,567
19,992,679	Pool SD3530	6.00%	08/01/2053	20,502,039
54,619,331	Pool SD4372	6.00%	11/01/2053	56,577,999
38,527,875	Pool SD4701	6.00%	02/01/2054	39,568,998
12,429,419	Pool SD4756	6.00%	02/01/2054	12,823,690
26,165,410	Pool SD4794	6.50%	01/01/2054	27,635,952
41,833,280	Pool SD4887	6.00%	02/01/2054	42,976,034
24,055,971	Pool SD4888	6.00%	02/01/2054	24,725,546
46,047,563	Pool SD4965	5.50%	02/01/2054	46,629,326
15,268,284	Pool SD5141	6.00%	04/01/2054	15,599,258
16,361,410	Pool SD5366	6.00%	04/01/2054	16,819,323
31,258,676	Pool SD5603	5.50%	06/01/2054	31,633,830
11,328,505	Pool SD5617	6.00%	06/01/2054	11,663,209
52,533,284	Pool SD5814	6.00%	07/01/2054	54,078,100
29,879,751	Pool SD5964	5.50%	11/01/2053	30,251,304
23,074,438	Pool SD5968	6.00%	07/01/2054	23,714,161
51,563,594	Pool SD6053	5.50%	08/01/2054	52,000,103
50,049,888	Pool SD6351	6.00%	08/01/2054	51,844,788
24,353,380	Pool SD7162	5.50%	12/01/2054	24,645,675
175,910,136	Pool SD7534	2.50%	02/01/2051	149,859,051
14,593,505	Pool SD7535	2.50%	02/01/2051	12,390,784
21,672,776	Pool SD7564	5.00%	06/01/2053	21,575,437
19,938,926	Pool SD7565	5.50%	09/01/2053	20,172,155
56,585,698	Pool SD7568	5.50%	02/01/2054	57,309,752
85,088,506	Pool SD7569	6.00%	04/01/2054	87,726,083
75,790,908	Pool SD8152	3.00%	06/01/2051	66,252,451
2,849,375	Pool SD8168	3.00%	09/01/2051	2,485,526
7,814,413	Pool SD8169	3.50%	09/01/2051	7,077,157
38,344,264	Pool SE9043	2.00%	09/01/2051	29,781,304
24,943,184	Pool SL0312	6.00%	01/01/2055	25,783,733
920,579	Pool T60392	4.00%	10/01/2041	869,445
1,266,386	Pool T60681	4.00%	05/01/2042	1,200,810
5,169,006	Pool T60782	3.50%	07/01/2042	4,753,345
5,880,465	Pool T60853	3.50%	09/01/2042	5,407,622
5,853,144	Pool T60854	3.50%	09/01/2042	5,382,517
968,872	Pool T65110	3.50%	10/01/2042	890,987
6,600,938	Pool T65492	3.00%	06/01/2048	5,747,352
524,263	Pool T69016	5.00%	06/01/2041	514,168
9,560,612	Pool T69050	3.50%	05/01/2046	8,792,719
127,533	Pool U60299	4.00%	11/01/2040	122,746
131,359,433	Pool U69911	4.00%	04/01/2045	126,418,312
40,911,118	Pool U69913	3.50%	06/01/2043	38,125,524
1,159,063	Pool U99125	3.00%	01/01/2043	1,049,550
44,334,039	Pool V81821	3.00%	08/01/2045	39,586,096
12,799,886	Pool V82117	3.00%	12/01/2045	11,389,230
6,139,345	Pool V82248	3.50%	03/01/2046	5,635,738
10,500,000	Pool WN1221	4.80%	12/01/2029	10,588,370
19,180,000	Pool WN1240	4.40%	12/01/2029	18,980,164
40,000,000	Pool WN2184	2.50%	04/01/2032	35,199,076
23,230,000	Pool WN2311	4.80%	01/01/2030	23,424,947
44,944,592	Pool WN2358	4.30%	01/01/2030	44,441,430
21,615,000	Pool WN2396	4.79%	03/01/2030	21,788,192
15,225,000	Pool WN2423	4.19%	06/01/2030	14,954,321
13,881,000	Pool WN2579	4.85%	03/01/2029	13,968,153
70,134,230	Pool Z40117	3.00%	04/01/2045	63,015,878
61,710,163	Pool Z40206	3.50%	02/01/2047	56,625,629
77,834,798	Pool Z40256	3.00%	12/01/2046	69,735,002
19,402,598	Pool Z40264	4.00%	11/01/2040	18,724,777
110,480,367	Pool Z40265	3.50%	08/01/2047	100,981,381
11,412,726	Pool ZS4706	3.00%	03/01/2047	10,097,333
5,934,069	Pool ZS4750	3.00%	01/01/2048	5,232,524
10,566,046	Pool ZS4778	4.00%	07/01/2048	9,959,823

26	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
8,637,591	Pool ZS4790	4.00%	09/01/2048	8,140,198
13,035,963	Pool ZT1827	3.00%	07/01/2047	11,550,059
270,084	Series 2519-ZD	5.50%	11/15/2032	275,307
155,038	Series 2596-ZL	5.00%	04/15/2033	157,145
10,191,476	Series 267-30	3.00%	08/15/2042	9,298,526
110,451	Series 2684-ZN	4.00%	10/15/2033	107,053
7,376,143	Series 274-30	3.00%	08/15/2042	6,672,633
644,786	Series 2750-ZT	5.00%	02/15/2034	654,674
29,066,361	Series 280-30	3.00%	09/15/2042	26,696,817
2,049,326	Series 2825-PZ	5.50%	07/15/2034	2,124,696
5,408,681	Series 284-300	3.00%	10/15/2042	4,996,751
1,190,735	Series 2898-JZ	5.00%	12/15/2034	1,209,176
3,066,855	Series 2899-AZ	5.00%	12/15/2034	3,121,349
1,646,418	Series 2909-Z	5.00%	12/15/2034	1,676,371
3,460,283	Series 2932-Z	5.00%	02/15/2035	3,529,865
1,275,423	Series 3002-SN (-1 x 30 day avg SOFR US + 6.39%, 0.00% Floor, 6.50% Cap)	2.04%(f)(g)	07/15/2035	97,057
820,546	Series 3030-SL (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	1.64%(f)(g)	09/15/2035	61,824
284,228	Series 3045-DI (-1 x 30 day avg SOFR US + 6.62%, 0.00% Floor, 6.73% Cap)	2.27%(f)(g)	10/15/2035	25,222
2,161,966	Series 3116-Z	5.50%	02/15/2036	2,240,625
345,899	Series 3117-ZN	4.50%	02/15/2036	336,385
1,074,936	Series 3174-PZ	5.00%	01/15/2036	1,097,984
270,493	Series 3187-JZ	5.00%	07/15/2036	276,400
767,567	Series 3188-ZK	5.00%	07/15/2036	782,846
1,148,308	Series 3203-SE (-1 x 30 day avg SOFR US + 6.39%, 0.00% Floor, 6.50% Cap)	2.04%(f)(g)	08/15/2036	106,652
1,544,229	Series 3203-Z	5.00%	07/15/2036	1,571,976
4,432,086	Series 326-300Pool S0-7094	3.00%	03/15/2044	4,040,681
1,582,819	Series 3261-SA (-1 x 30 day avg SOFR US + 6.32%, 0.00% Floor, 6.43% Cap)	1.97%(f)(g)	01/15/2037	149,907
1,265,204	Series 3275-SC (-1 x 30 day avg SOFR US + 5.97%, 0.00% Floor, 6.08% Cap)	1.62%(f)(g)	02/15/2037	107,547
304,240	Series 3315-HZ	6.00%	05/15/2037	319,438
1,041,647	Series 3326-GS (-1 x 30 day avg SOFR US + 6.54%, 0.00% Floor, 6.65% Cap)	2.19%(f)(g)	06/15/2037	93,043
283,614	Series 3351-ZC	5.50%	07/15/2037	290,767
3,655,209	Series 3355-BI (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	1.59%(f)(g)	08/15/2037	326,067
179,054	Series 3369-Z	6.00%	09/15/2037	185,227
492,654	Series 3405-ZG	5.50%	01/15/2038	513,407
142,738	Series 3417-SI (-1 x 30 day avg SOFR US + 6.07%, 0.00% Floor, 6.18% Cap)	1.72%(f)(g)	02/15/2038	10,811
629,387	Series 3423-GS (-1 x 30 day avg SOFR US + 5.54%, 0.00% Floor, 5.65% Cap)	1.19%(f)(g)	03/15/2038	42,252
103,352	Series 3423-SG (-1 x 30 day avg SOFR US + 5.54%, 0.00% Floor, 5.65% Cap)	1.19%(f)(g)	03/15/2038	6,796
143,851	Series 3451-S (-1 x 30 day avg SOFR US + 5.92%, 0.00% Floor, 6.03% Cap)	1.57%(f)(g)	02/15/2037	8,731
131,339	Series 3455-SC (-1 x 30 day avg SOFR US + 5.95%, 0.00% Floor, 6.06% Cap)	1.60%(f)(g)	06/15/2038	9,795
62,216	Series 3473-SM (-1 x 30 day avg SOFR US + 5.96%, 0.00% Floor, 6.07% Cap)	1.61%(f)(g)	07/15/2038	4,721
1,293,441	Series 3484-SE (-1 x 30 day avg SOFR US + 5.74%, 0.00% Floor, 5.85% Cap)	1.39%(f)(g)	08/15/2038	87,880
1,803,516	Series 3519-SD (-1 x 30 day avg SOFR US + 5.44%, 0.00% Floor, 5.55% Cap)	1.09%(f)(g)	02/15/2038	124,635
563,334	Series 3524-LB	3.19%(b)	06/15/2038	532,289
62,612	Series 3530-GZ	4.50%(h)	05/15/2039	60,653

Principal Amount $	Security Description	Rate	Maturity	Value $
1,546,820	Series 3541-EI (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)	2.29%(f)(g)	06/15/2039	171,721
115,384	Series 3545-SA (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	1.69%(f)(g)	06/15/2039	9,378
48,000	Series 3549-SA (-1 x 30 day avg SOFR US + 5.69%, 0.00% Floor, 5.80% Cap)	1.34%(f)(g)	07/15/2039	3,858
30,445,536	Series 357-200Pool S0-7745	2.00%	09/15/2047	26,138,231
1,981,621	Series 3577-LS (-1 x 30 day avg SOFR US + 7.09%, 0.00% Floor, 7.20% Cap)	2.74%(f)(g)	08/15/2035	226,684
767,162	Series 3582-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.54%(f)(g)	10/15/2049	66,280
621,827	Series 3583-GB	4.50%	10/15/2039	621,362
896,647	Series 3616-SG (-1 x 30 day avg SOFR US + 6.24%, 0.00% Floor, 6.35% Cap)	1.89%(f)(g)	03/15/2032	37,981
1,841,057	Series 3626-AZ	5.50%	08/15/2036	1,904,802
2,367,031	Series 3654-ZB	5.50%	11/15/2037	2,462,296
260,583	Series 3667-SBPool 3667 (-1 x 30 day avg SOFR US + 6.34%, 0.00% Floor, 6.45% Cap)	1.99%(f)(g)	05/15/2040	20,346
30,579,181	Series 367-C28	3.00%(f)	07/15/2050	5,288,567
1,936,407	Series 3702-SG (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	1.59%(f)(g)	08/15/2032	105,590
1,362,724	Series 3704-EI	5.00%(f)	12/15/2036	150,903
1,046,466	Series 3712-SG (-5 x 30 day avg SOFR US + 24.43%, 0.00% Floor, 25.00% Cap)	2.67%(g)	08/15/2040	1,129,616
1,532,026	Series 3724-CM	5.50%	06/15/2037	1,598,696
4,984,751	Series 3726-SA (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	1.59%(f)(g)	09/15/2040	460,241
186,682	Series 3741-SC (-2 x 30 day avg SOFR US + 9.77%, 0.00% Floor, 10.00% Cap)	1.07%(g)	10/15/2040	141,368
4,674,509	Series 3752-BS (-2 x 30 day avg SOFR US + 9.77%, 0.00% Floor, 10.00% Cap)	1.07%(g)	11/15/2040	3,729,338
1,240,655	Series 3771-AL	4.00%	12/15/2030	1,237,092
3,114,730	Series 3779-BY	3.50%	12/15/2030	3,063,514
3,648,067	Series 3779-LB	4.00%	12/15/2030	3,637,724
842,707	Series 3779-YA	3.50%	12/15/2030	828,850
3,025,208	Series 3783-AC	4.00%	01/15/2031	3,016,771
2,984,617	Series 3786-SG (-2 x 30 day avg SOFR US + 9.27%, 0.00% Floor, 9.50% Cap)	0.57%(g)	01/15/2041	2,260,968
2,568,290	Series 3788-AY	3.50%	01/15/2031	2,516,090
445,051	Series 3790-Z	4.00%	01/15/2041	426,841
1,270,503	Series 3803-ZM	4.00%	02/15/2041	1,218,721
11,524,104	Series 3806-CZ	5.50%	07/15/2034	11,932,539
3,035,881	Series 3812-EY	3.50%	02/15/2031	2,973,853
1,261,812	Series 3818-CZ	4.50%	03/15/2041	1,241,383
3,350,433	Series 3828-SW (-3 x 30 day avg SOFR US + 12.86%, 0.00% Floor, 13.20% Cap)	0.00%(g)	02/15/2041	2,665,792
6,128,893	Series 3843-PZ	5.00%	04/15/2041	6,204,997
85,313,050	Series 386-C19	2.50%(f)	03/15/2052	14,714,280
158,959,384	Series 386-C4	2.50%(f)	08/15/2051	25,614,407
100,176,607	Series 386-C6	2.50%(f)	12/15/2050	16,025,038
3,032,553	Series 3870-PB	4.50%	06/15/2041	3,024,575
4,095,597	Series 3872-BA	4.00%	06/15/2041	3,993,609
2,175,669	Series 3877-EY	4.50%	06/15/2041	2,125,539
815,727	Series 3877-GY	4.50%	06/15/2041	796,611
1,784,793	Series 3900-SB (-1 x 30 day avg SOFR US + 5.86%, 0.00% Floor, 5.97% Cap)	1.51%(f)(g)	07/15/2041	147,621
1,694,454	Series 3910-ZE	5.00%	10/15/2034	1,724,691
2,910,819	Series 3919-KL	4.50%	09/15/2041	2,841,067

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	27

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
9,523,721	Series 3919-ZJ	4.00%	09/15/2041	9,103,258
551,795	Series 3942-JZ	4.00%	10/15/2041	528,347
3,413,281	Series 3944-AZ	4.00%	10/15/2041	3,269,407
1,454,946	Series 3946-SM (-3 x 30 day avg SOFR US + 14.36%, 0.00% Floor, 14.70% Cap)	1.31%(g)	10/15/2041	1,182,368
7,465,770	Series 3969-AB	4.00%	10/15/2033	7,368,679
1,441,565	Series 3982-AZ	3.50%	01/15/2042	1,342,312
2,218,971	Series 3999-EZ	4.00%	02/15/2042	2,123,484
242,293	Series 4050-ND	2.50%	09/15/2041	238,238
3,295,896	Series 4121-AV	3.00%	12/15/2035	3,227,018
10,015,807	Series 4183-ZB	3.00%(h)	03/15/2043	8,010,917
3,567,490	Series 4186-ZJ	3.00%(h)	03/15/2033	3,343,020
40,143,373	Series 4212-US (-1 x 30 day avg SOFR US + 5.26%, 0.00% Floor, 5.40% Cap)	0.04%(g)	06/15/2043	27,040,560
19,309,604	Series 4223-US (-1 x 30 day avg SOFR US + 5.29%, 0.00% Floor, 5.43% Cap)	0.04%(g)	07/15/2043	12,417,763
8,852,526	Series 4249-CS (-1 x 30 day avg SOFR US + 4.56%, 0.00% Floor, 4.65% Cap)	1.30%(g)	09/15/2043	6,664,513
7,531,099	Series 4341-ZA	3.00%	05/15/2044	6,841,004
1,206,993	Series 4379-KA	3.00%	08/15/2044	1,143,260
32,214,883	Series 4384-ZY	3.00%(h)	09/15/2044	28,998,015
5,602,639	Series 4427-PS (-1 x 30 day avg SOFR US + 5.49%, 0.00% Floor, 5.60% Cap)	1.14%(f)(g)	07/15/2044	312,946
711,963	Series 4438-B	3.00%	10/15/2043	692,964
11,633,452	Series 4441-VZ	3.00%(h)	02/15/2045	10,096,715
6,106,691	Series 4471-BA	3.00%	12/15/2041	6,035,627
5,310,104	Series 4471-BC	3.00%	12/15/2041	5,248,311
4,564,142	Series 4500-GO	0.00%(k)	08/15/2045	3,623,927
8,460,264	Series 4504-CA	3.00%	04/15/2044	8,161,818
26,907,977	Series 4543-HG	2.70%	04/15/2044	25,758,493
12,818,166	Series 4632-MH	4.00%	11/15/2056	11,977,519
4,985,388	Series 4744-JA	3.00%	09/15/2047	4,574,840
4,570,593	Series 4744-KA	3.00%	08/15/2046	4,436,637
10,103,479	Series 4746-ZN	3.50%	12/15/2047	9,313,829
21,534,000	Series 4759-NL	3.00%	02/15/2048	18,646,226
7,312,167	Series 4776-YP	3.50%	02/15/2048	6,602,817
24,152,463	Series 4778-DZ	4.00%	04/15/2048	22,875,996
4,930,910	Series 4791-IO	3.00%(f)	05/15/2048	718,084
25,566,082	Series 4791-JT	3.00%	05/15/2048	22,723,778
3,941,789	Series 4791-LI	3.00%(f)	05/15/2048	616,768
3,941,789	Series 4791-LO	0.00%(k)	05/15/2048	2,963,173
15,906,162	Series 4791-PO	0.00%(k)	05/15/2048	12,466,921
10,846,912	Series 4792-A	3.00%	05/15/2048	9,639,919
7,118,211	Series 4793-C	3.00%	06/15/2048	6,372,360
6,626,994	Series 4795-AO	0.00%(k)	05/15/2048	5,014,127
5,755,524	Series 4801-OG	0.00%(k)	06/15/2048	4,564,128
22,312,441	Series 4857-J	3.40%	01/15/2049	20,879,366
9,294,257	Series 4901-BD	3.00%	07/25/2049	8,671,536
18,105,318	Series 4924-ST (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.55%(f)(g)	08/25/2048	1,840,692
10,258,634	Series 5004-LS (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	1.70%(f)(g)	07/25/2050	1,404,725
35,643,330	Series 5007-IP	3.00%(f)	07/25/2050	5,667,133
15,784,624	Series 5010-KI	3.00%(f)	09/25/2050	2,403,825
11,572,966	Series 5023-YI	3.00%(f)	10/25/2050	1,938,725
54,648,683	Series 5040-GI	2.00%(f)	11/25/2050	6,465,136
30,013,425	Series 5050-BN	3.00%	11/25/2050	26,010,778
29,262,232	Series 5053-AI	3.00%(f)	11/25/2050	5,477,313
9,754,077	Series 5053-PI	3.00%(f)	11/25/2050	1,551,644
20,651,418	Series 5059-HI	3.00%(f)	09/25/2050	3,241,674
23,301,835	Series 5059-ID	3.00%(f)	01/25/2051	3,716,065
11,333,435	Series 5060-LT	2.00%	05/25/2050	9,188,858
5,688,070	Series 5062-PA	1.25%	01/25/2051	4,251,085
13,933,698	Series 5071-FP (30 day avg SOFR US + 0.70%, 0.70% Floor, 4.00% Cap)	4.00%	02/25/2051	11,080,209
27,553,573	Series 5077-CI	3.50%(f)	02/25/2051	4,764,239
11,546,726	Series 5081-MI	2.50%(f)	03/25/2051	1,660,103
36,708,441	Series 5083-IH	2.50%(f)	03/25/2051	5,463,538
10,785,712	Series 5086-IB	3.00%(f)	03/25/2051	1,668,826
13,652,928	Series 5086-IK	3.00%(f)	03/25/2051	2,315,692
7,130,610	Series 5112-SC (-1 x 30 day avg SOFR US + 2.50%, 0.00% Floor, 2.50% Cap)	0.00%(f)(g)	06/25/2051	27,702

Principal Amount $	Security Description	Rate	Maturity	Value $
15,652,297	Series 5117-D	2.00%	06/25/2051	13,810,436
16,837,833	Series 5118-PI	3.00%(f)	03/25/2051	2,734,769
98,657,434	Series 5129-GI	3.00%(f)	08/25/2050	16,876,814
62,456,409	Series 5130-IO	3.50%(f)	08/25/2051	13,170,926
30,830,575	Series 5140-AI	3.50%(f)	09/25/2051	5,869,799
10,588,382	Series 5140-B	2.00%	05/25/2040	9,340,162
32,388,568	Series 5140-HI	2.00%(f)	08/25/2046	2,774,470
24,015,473	Series 5142-IP	3.00%(f)	09/25/2051	4,041,838
35,574,752	Series 5145-SB (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00%(f)(g)	09/25/2051	99,563
15,390,538	Series 5149-CI	3.00%(f)	12/25/2043	2,017,190
20,443,531	Series 5150-AB	2.00%	04/25/2049	16,818,922
39,503,818	Series 5157-EI	3.00%(f)	10/25/2051	4,822,835
13,356,181	Series 5157-P	1.50%	10/25/2051	10,700,747
9,054,771	Series 5159-CD	1.50%	07/25/2041	7,982,227
16,275,461	Series 5159-DI	3.00%(f)	04/25/2048	2,426,316
28,885,229	Series 5159-UI	3.50%(f)	08/25/2050	5,449,554
41,346,575	Series 5160-S (-1 x 30 day avg SOFR US + 3.74%, 0.00% Floor, 3.74% Cap)	0.00%(f)(g)	08/25/2050	973,191
19,346,825	Series 5160-ZY	3.00%(h)	10/25/2050	13,839,862
27,940,813	Series 5171-GI	3.00%(f)	12/25/2051	4,677,130
28,317,170	Series 5176-D	2.50%	01/25/2051	23,974,874
24,141,957	Series 5181-IL	3.00%(f)	01/25/2052	3,989,330
14,644,689	Series 5187-LA	2.50%	10/25/2049	12,990,695
19,722,924	Series 5196-PE	2.00%	02/25/2052	17,237,526
21,422,957	Series 5202-DB	3.00%	05/25/2048	19,341,350
17,742,346	Series 5202-HA	2.50%	09/25/2048	15,745,223
57,731,567	Series 5209-IO	3.00%(f)	10/25/2051	9,516,408
24,397,665	Series 5236-YI	2.50%(f)	06/25/2049	2,441,579
68,486,481	Series 5279-IO	3.00%(f)	03/25/2051	11,264,150
17,548,268	Series 5319-PO	0.00%(k)	08/25/2050	12,085,933
74,892,995	Series 5321-PO	0.00%(k)	08/25/2050	53,135,225
13,215,837	Series 5326-KO	0.00%(k)	09/25/2050	9,223,787
34,556,684	Series 5326-MO	0.00%(k)	09/25/2050	23,854,051
16,129,398	Series 5326-OP	0.00%(k)	09/25/2050	11,268,927
27,950,940	Series 5326-UO	0.00%(k)	10/25/2050	18,319,575
24,914,496	Series 5334-PO	0.00%(k)	12/25/2050	18,208,395
12,550,675	Series 5352-LO	0.00%(k)	10/15/2046	9,553,224
19,179,708	Series 5365-PO	0.00%(k)	02/25/2037	15,570,219
19,604,802	Series 5377-IO	2.50%(f)	12/25/2051	2,575,495
26,340,985	Series 5385-ZA	2.00%(h)	01/25/2051	13,226,520
20,287,763	Series 5400-FB (30 day avg SOFR US + 1.10%, 1.10% Floor, 7.00% Cap)	5.44%	04/25/2054	20,362,509
38,633,537	Series 5430-FD (30 day avg SOFR US + 1.10%, 1.10% Floor, 7.00% Cap)	5.44%	07/25/2054	38,770,659
27,910,254	Series 5439-FJ (30 day avg SOFR US + 1.10%, 1.10% Floor, 7.00% Cap)	5.44%	08/25/2054	28,013,115
47,706,083	Series 5452-DF (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.50% Cap)	5.59%	09/25/2054	47,802,979
36,836,193	Series 5469-F (30 day avg SOFR US + 1.10%, 1.10% Floor, 6.50% Cap)	5.44%	09/25/2054	36,683,492
46,971,687	Series 5470-FH (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.54%	11/25/2054	46,984,924
39,481,265	Series 5471-FM (30 day avg SOFR US + 1.40%, 1.40% Floor, 6.50% Cap)	5.74%	11/25/2054	39,753,764
42,594,328	Series 5473-FP (30 day avg SOFR US + 1.30%, 1.30% Floor, 6.50% Cap)	5.64%	11/25/2054	42,744,375
44,762,118	Series 5478-FB (30 day avg SOFR US + 1.35%, 1.35% Floor, 6.50% Cap)	5.69%	02/25/2054	44,995,382
75,937,778	Series 5478-FE (30 day avg SOFR US + 1.45%, 1.45% Floor, 6.50% Cap)	5.79%	02/25/2054	76,589,856
27,447,390	Series 5479-FB (30 day avg SOFR US + 1.40%, 1.40% Floor, 6.50% Cap)	5.74%	12/25/2054	27,636,752
35,340,909	Series 5481-FC (30 day avg SOFR US + 1.50%, 1.50% Floor, 6.50% Cap)	5.84%	12/25/2054	35,689,491
20,971,000	Series 5527-FC (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.55%	09/25/2054	21,000,529
29,995,000	Series 5527-FD (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.55%	09/25/2054	30,041,945

28	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	Federal National Mortgage Association
52,884,973	Pool 310227	4.00%	01/01/2044	50,831,974
60,276,320	Pool 310233	3.50%	03/01/2044	56,100,675
15,834,047	Pool 387898	3.71%	08/01/2030	15,251,557
2,396,869	Pool 555743	5.00%	09/01/2033	2,409,864
1,837,609	Pool 735382	5.00%	04/01/2035	1,850,124
3,126,519	Pool 735402	5.00%	04/01/2035	3,147,735
2,049,123	Pool 735484	5.00%	05/01/2035	2,062,977
856,679	Pool 735667	5.00%	07/01/2035	862,638
707,450	Pool 735893	5.00%	10/01/2035	712,600
1,755,584	Pool 745275	5.00%	02/01/2036	1,769,085
73,513	Pool 888695	5.00%	08/01/2037	74,184
475,875	Pool 888968	5.00%	08/01/2035	479,093
3,506,056	Pool 890549	4.00%	11/01/2043	3,368,592
4,561,037	Pool 890565	3.00%	11/01/2043	4,104,364
261,312	Pool 931104	5.00%	05/01/2039	263,726
53,348	Pool 975116	5.00%	05/01/2038	53,836
689,365	Pool 986864	6.50%	08/01/2038	726,254
447,548	Pool 987316	6.50%	09/01/2038	470,616
3,336,661	Pool 995203	5.00%	07/01/2035	3,359,870
5,616,398	Pool 995849	5.00%	08/01/2036	5,655,481
4,040,937	Pool AB2123	4.00%	01/01/2031	4,008,010
84,664	Pool AB2370	4.50%	09/01/2035	83,804
264,183	Pool AB3713	4.00%	10/01/2031	260,000
2,245,375	Pool AB3796	3.50%	11/01/2031	2,192,946
656,066	Pool AB3850	4.00%	11/01/2041	618,843
508,444	Pool AB3923	4.00%	11/01/2041	479,585
8,242,997	Pool AB4167	3.50%	01/01/2032	8,044,127
6,489,912	Pool AB4261	3.50%	01/01/2032	6,331,871
1,242,569	Pool AB5084	3.50%	05/01/2032	1,212,449
2,987,793	Pool AB5156	3.50%	05/01/2032	2,913,136
4,235,068	Pool AB5212	3.50%	05/01/2032	4,131,878
2,535,825	Pool AB5243	4.00%	05/01/2042	2,391,904
6,059,165	Pool AB5911	3.00%	08/01/2032	5,818,082
2,701,781	Pool AB6280	3.00%	09/01/2042	2,443,409
3,195,677	Pool AB6349	3.00%	10/01/2032	3,062,279
8,556,727	Pool AB6750	3.00%	10/01/2032	8,194,424
4,684,358	Pool AB6751	3.00%	10/01/2032	4,483,083
27,450,140	Pool AB6854	3.00%	11/01/2042	24,701,625
21,243,782	Pool AB7077	3.00%	11/01/2042	19,129,975
9,126,678	Pool AB7776	3.00%	02/01/2043	8,253,757
9,779,218	Pool AB7877	3.00%	02/01/2043	8,819,646
4,063,213	Pool AB8418	3.00%	02/01/2033	3,885,459
6,490,874	Pool AB8520	3.00%	02/01/2033	6,202,062
8,327,131	Pool AB8703	3.00%	03/01/2038	7,638,967
3,000,805	Pool AB8858	3.00%	04/01/2033	2,870,352
7,147,609	Pool AB9020	3.00%	04/01/2038	6,556,938
5,052,847	Pool AB9197	3.00%	05/01/2033	4,821,852
2,957,990	Pool AB9409	3.00%	05/01/2033	2,824,066
77,489	Pool AD2177	4.50%	06/01/2030	77,135
252,349	Pool AD6438	5.00%	06/01/2040	254,659
144,257	Pool AD7859	5.00%	06/01/2040	145,577
2,214,493	Pool AH0607	4.00%	12/01/2040	2,130,926
114,722	Pool AH1140	4.50%	12/01/2040	111,055
1,577,649	Pool AH4437	4.00%	01/01/2041	1,492,058
462,018	Pool AH7309	4.00%	02/01/2031	456,398
215,041	Pool AH9323	4.00%	04/01/2026	213,771
741,850	Pool AJ1265	4.00%	09/01/2041	709,395
51,205	Pool AJ1399	4.00%	09/01/2041	48,298
1,408,852	Pool AJ1467	4.00%	10/01/2041	1,328,919
1,438,835	Pool AJ3392	4.00%	10/01/2041	1,357,187
1,025,515	Pool AJ3854	4.00%	10/01/2041	967,309
4,681,312	Pool AJ4118	4.00%	11/01/2041	4,415,736
1,231,525	Pool AJ4131	4.00%	10/01/2041	1,161,637
1,695,087	Pool AJ7677	3.50%	12/01/2041	1,556,802
931,693	Pool AJ8334	4.00%	12/01/2041	878,811
6,116,011	Pool AK0713	3.50%	01/01/2032	5,986,478
1,125,052	Pool AK4039	4.00%	02/01/2042	1,061,192
2,327,751	Pool AK4763	4.00%	02/01/2042	2,195,695
1,046,675	Pool AK9438	4.00%	03/01/2042	987,280
1,604,053	Pool AK9439	4.00%	03/01/2042	1,513,038
442,010	Pool AK9446	4.50%	03/01/2042	433,610
21,827,958	Pool AL3883	3.00%	07/01/2043	19,686,251
93,732	Pool AL4292	4.50%	04/01/2026	93,400
3,423,339	Pool AL4312	4.00%	10/01/2043	3,285,560
8,313,589	Pool AL6075	3.50%	09/01/2053	7,422,022
15,265,985	Pool AL6076	3.00%	06/01/2053	13,280,014
20,043,330	Pool AL6141	4.00%	04/01/2042	19,282,447
19,230,361	Pool AL6325	3.00%	10/01/2044	17,304,460
5,761,462	Pool AL6486	4.50%	02/01/2045	5,639,756
17,883,412	Pool AL6538	4.50%	06/01/2044	17,645,927
18,544,309	Pool AL8304	3.50%	03/01/2046	17,131,154

Principal Amount $	Security Description	Rate	Maturity	Value $
9,291,367	Pool AL9220	3.00%	06/01/2045	8,360,906
11,164,403	Pool AL9445	3.00%	07/01/2031	10,851,684
23,709,408	Pool AM8510	3.15%	05/01/2035	21,174,129
26,014,802	Pool AM8950	3.14%	06/01/2040	23,367,824
4,171,934	Pool AN5480	3.43%	06/01/2037	3,883,825
217,500,000	Pool AN6680	3.37%	11/01/2047	176,097,616
9,971,064	Pool AN7452	3.12%	11/01/2032	9,150,065
20,391,837	Pool AN8121	3.16%	01/01/2035	18,279,338
3,704,015	Pool AN9452	3.75%	06/01/2030	3,524,461
3,405,407	Pool AO2980	4.00%	05/01/2042	3,212,634
12,027,675	Pool AP4787	3.50%	09/01/2042	11,046,281
9,459,272	Pool AP4789	3.50%	09/01/2042	8,687,368
5,335,189	Pool AQ5541	3.00%	12/01/2042	4,800,951
5,304,976	Pool AR9856	3.00%	04/01/2043	4,773,764
4,828,247	Pool AS1927	4.50%	03/01/2044	4,729,252
5,986,476	Pool AS2038	4.50%	03/01/2044	5,863,741
3,203,812	Pool AS2517	4.50%	05/01/2044	3,136,799
1,606,231	Pool AS2551	4.50%	06/01/2044	1,573,609
1,700,490	Pool AS2765	4.50%	07/01/2044	1,664,548
7,592,089	Pool AS3201	3.00%	08/01/2034	7,192,339
3,440,151	Pool AS3456	3.00%	10/01/2034	3,257,917
6,856,472	Pool AS3666	3.00%	10/01/2034	6,509,668
25,763,240	Pool AS3961	3.00%	12/01/2044	23,001,006
10,409,008	Pool AS4154	3.00%	12/01/2044	9,282,277
5,893,217	Pool AS4212	3.00%	01/01/2035	5,595,344
8,425,800	Pool AS4281	3.00%	01/01/2035	7,971,099
7,356,519	Pool AS4345	3.50%	01/01/2045	6,841,587
8,653,711	Pool AS4360	3.00%	01/01/2035	8,203,974
9,010,017	Pool AS4779	3.00%	04/01/2035	8,483,400
7,304,187	Pool AS4780	3.00%	04/01/2035	6,880,227
9,296,181	Pool AS4840	3.00%	04/01/2035	8,795,750
6,293,056	Pool AS4881	3.00%	05/01/2035	5,925,401
12,184,678	Pool AS7473	3.00%	07/01/2046	10,625,962
24,100,736	Pool AS7661	3.00%	08/01/2046	21,017,450
16,429,773	Pool AS8056	3.00%	10/01/2046	14,555,325
22,970,507	Pool AS8111	3.00%	10/01/2041	20,713,368
14,270,746	Pool AS8269	3.00%	11/01/2046	12,642,629
12,512,301	Pool AS8306	3.00%	11/01/2041	11,290,630
14,764,318	Pool AS8356	3.00%	11/01/2046	12,875,522
11,743,402	Pool AX9696	3.00%	07/01/2045	10,241,445
14,542,154	Pool AY3974	3.00%	03/01/2045	12,945,384
5,608,768	Pool AY4295	3.00%	02/01/2045	4,898,349
398,623	Pool AY4296	3.00%	01/01/2045	347,626
2,614,107	Pool AY5471	3.00%	03/01/2045	2,279,709
4,588,522	Pool AZ0576	3.50%	04/01/2042	4,242,716
7,282,463	Pool BC0785	3.50%	04/01/2046	6,691,332
13,761,998	Pool BC9003	3.00%	11/01/2046	12,197,274
7,249,966	Pool BC9081	3.00%	12/01/2046	6,425,666
66,599,317	Pool BF0314	3.00%	01/01/2053	58,375,469
57,638,966	Pool BF0353	3.00%	05/01/2053	50,520,729
28,873,948	Pool BF0391	3.00%	09/01/2053	25,308,312
19,694,422	Pool BK8257	1.50%	12/01/2050	14,665,049
15,862,956	Pool BK8267	2.50%	12/01/2050	13,419,835
9,000,000	Pool BL0357	3.89%	10/01/2038	8,107,452
43,539,642	Pool BL0870	4.28%	12/01/2048	38,979,127
4,932,422	Pool BL2303	3.36%	05/01/2031	4,665,543
8,860,000	Pool BL4038	2.98%	09/01/2034	7,814,541
8,190,000	Pool BL5840	2.73%	02/01/2035	6,898,144
6,266,945	Pool BL6639	2.66%	05/01/2050	4,883,334
16,252,419	Pool BL6689	2.19%	05/01/2032	14,086,402
36,488,000	Pool BL7110	1.76%	07/01/2035	28,790,213
3,568,101	Pool BL7331	2.23%	07/01/2040	2,560,254
20,400,000	Pool BL7424	1.65%	08/01/2035	15,664,236
40,000,000	Pool BL8165	1.35%	09/01/2032	32,523,400
31,666,590	Pool BL8269	1.51%	09/01/2035	24,467,682
17,000,000	Pool BL8977	1.20%	11/01/2030	14,306,426
10,513,736	Pool BL9284	2.23%	12/01/2050	7,434,102
53,000,000	Pool BL9576	2.24%	12/01/2050	36,258,765
16,110,291	Pool BM5299	3.00%	12/01/2046	14,273,997
25,057,789	Pool BM5633	3.00%	07/01/2047	22,191,724
3,694,749	Pool BM5834	3.00%	04/01/2048	3,221,998
44,189,750	Pool BM6779	2.00%	08/01/2051	34,329,043
156,292,872	Pool BM6831	1.92%(b)	10/01/2033	128,074,415
76,861,428	Pool BM6857	1.83%(b)	12/01/2031	65,655,217
19,719,435	Pool BM7154 (30 day avg SOFR US + 2.29%, 2.29% Floor, 9.72% Cap)	4.72%	03/01/2053	19,565,424
25,492,433	Pool BM7164 (30 day avg SOFR US + 2.28%, 2.28% Floor, 9.54% Cap)	4.54%	03/01/2053	25,171,852
7,933,867	Pool BQ6432	2.00%	08/01/2051	6,162,236
15,709,654	Pool BQ6564	2.00%	09/01/2051	12,201,558

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	29

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
28,467,968	Pool BR2290	2.01%	08/01/2051	25,527,908
5,592,000	Pool BS2500	1.81%	06/01/2030	4,929,313
3,000,000	Pool BS2580	2.15%	08/01/2033	2,502,257
9,975,000	Pool BS2834	2.24%	08/01/2041	6,996,275
34,043,000	Pool BS3101	1.91%	09/01/2033	28,051,412
2,595,000	Pool BS3163	1.75%	08/01/2030	2,274,648
19,880,000	Pool BS3192	2.03%	09/01/2036	15,173,451
16,125,000	Pool BS3314	1.83%	10/01/2033	13,238,019
25,042,000	Pool BS3426	1.76%	11/01/2031	21,085,815
12,048,000	Pool BS3431	1.83%	11/01/2033	9,826,972
6,536,000	Pool BS3434	1.83%	11/01/2033	5,331,099
32,694,000	Pool BS3442	2.12%	10/01/2036	25,386,998
7,339,000	Pool BS3955	2.30%	12/01/2036	5,787,853
48,972,000	Pool BS4111	1.98%	01/01/2032	42,056,396
46,000,000	Pool BS4125	2.32%	12/01/2031	40,457,675
20,556,227	Pool BS4177	1.94%	12/01/2031	17,754,703
12,500,000	Pool BS4213	2.46%	12/01/2036	10,187,053
18,199,000	Pool BS4225	2.36%	01/01/2037	14,524,673
19,910,959	Pool BS4273	1.93%	12/01/2031	17,153,249
33,675,000	Pool BS4276	2.03%	01/01/2032	29,097,759
51,025,000	Pool BS4306	1.92%	01/01/2032	43,245,203
26,902,942	Pool BS4319	2.35%	01/01/2039	20,988,970
30,761,000	Pool BS4333	1.89%	01/01/2032	26,203,091
12,000,000	Pool BS4334	2.01%	01/01/2034	9,777,597
17,798,421	Pool BS4359	1.99%	01/01/2032	15,475,262
53,950,000	Pool BS4453	1.96%	01/01/2032	46,166,965
51,688,000	Pool BS4524	2.02%	01/01/2032	44,157,121
41,850,000	Pool BS4736	2.00%	02/01/2032	35,579,090
24,500,000	Pool BS4737	2.00%	02/01/2032	20,828,858
20,155,000	Pool BS4951	2.63%	04/01/2032	17,838,247
10,964,372	Pool BS5636	3.72%	06/01/2032	10,450,296
6,706,164	Pool BS5685	4.20%	05/01/2052	6,000,093
8,665,000	Pool BS6102	4.10%	08/01/2032	8,433,932
4,200,000	Pool BS6131	3.89%	07/01/2032	4,022,568
3,600,000	Pool BS6419	3.89%	09/01/2032	3,461,311
24,762,678	Pool BS6649	3.89%	10/01/2032	23,747,840
159,468,000	Pool BS6912	4.33%	12/01/2032	156,750,932
4,131,000	Pool BS7305	5.22%	01/01/2032	4,285,235
7,863,000	Pool BS7410	5.48%	01/01/2033	8,145,128
3,260,000	Pool BS7503	4.87%	04/01/2031	3,309,497
10,467,000	Pool BS8014	4.84%	03/01/2033	10,649,024
8,333,000	Pool BS8657	5.10%	06/01/2030	8,514,933
5,544,448	Pool BS8987	5.15%	07/01/2040	5,518,235
18,295,584	Pool BS9321	5.27%	08/01/2040	18,697,823
1,532,046	Pool BT6556	2.00%	07/01/2051	1,189,914
10,107,651	Pool BV8021	4.50%	08/01/2052	9,693,981
16,742,005	Pool BV8479	3.00%	04/01/2052	14,636,138
33,116,579	Pool BV9869	3.00%	05/01/2052	28,736,097
10,550,000	Pool BZ0079	5.21%	01/01/2034	10,965,316
27,755,000	Pool BZ0115	5.27%	12/01/2033	28,938,247
14,016,000	Pool BZ0452	5.36%	02/01/2054	14,249,432
138,103,000	Pool BZ1178	5.81%	06/01/2031	144,954,438
49,221,000	Pool BZ2148	4.40%	10/01/2029	48,941,462
21,450,000	Pool BZ2151	4.40%	10/01/2029	21,328,180
16,000,000	Pool BZ3061	5.26%	02/01/2030	16,224,428
6,940,680	Pool CA0862	3.50%	09/01/2047	6,343,911
4,194,456	Pool CA3898	3.00%	07/01/2034	4,017,217
3,743,206	Pool CA4413	3.00%	10/01/2049	3,237,144
33,189,796	Pool CA7235	2.50%	10/01/2050	28,078,772
10,902,780	Pool CA7671	2.50%	11/01/2040	9,662,430
19,157,186	Pool CA7789	2.50%	11/01/2040	16,957,935
14,533,100	Pool CB0189	3.00%	04/01/2051	12,713,667
13,465,404	Pool CB1055	1.86%	07/01/2051	12,029,573
2,861,221	Pool CB1648	2.00%	09/01/2051	2,222,314
64,837,271	Pool CB3116	3.00%	03/01/2052	56,778,209
58,753,801	Pool CB3166	3.00%	03/01/2052	51,411,505
12,376,959	Pool CB3332	3.50%	04/01/2052	11,281,818
83,868,493	Pool CB4291	5.00%	08/01/2052	82,537,851
43,103,403	Pool CB4347	5.00%	08/01/2052	43,081,515
49,953,512	Pool CB4391	4.50%	08/01/2052	47,923,065
61,394,229	Pool CB5221	5.00%	12/01/2052	60,388,567
17,832,210	Pool CB6266	6.00%	05/01/2053	18,282,243
36,133,593	Pool CB7272	6.00%	10/01/2053	37,108,024
22,363,358	Pool CB7335	5.50%	10/01/2053	22,604,030
16,809,416	Pool CB7433	5.50%	11/01/2053	17,055,142
28,655,455	Pool CB7781	5.50%	01/01/2054	28,727,144
44,012,104	Pool CB7996	6.00%	02/01/2054	45,296,972
40,150,782	Pool CB8138	5.50%	03/01/2054	40,557,688
36,967,192	Pool CB8501	6.00%	05/01/2054	38,296,658
39,205,064	Pool CB8680	5.50%	06/01/2054	39,583,016

Principal Amount $	Security Description	Rate	Maturity	Value $
51,332,027	Pool CB8692	5.50%	06/01/2054	51,948,113
69,955,631	Pool CB8845	5.50%	07/01/2054	70,795,233
67,287,750	Pool CB8851	6.00%	07/01/2054	69,318,601
53,916,461	Pool CB8986	5.50%	08/01/2054	54,596,883
51,435,267	Pool CB9138	5.50%	09/01/2054	52,065,576
26,831,907	Pool CB9139	5.50%	09/01/2054	27,074,674
99,169,730	Pool CB9147	5.50%	09/01/2054	100,344,502
48,719,078	Pool CB9321	5.50%	10/01/2054	49,333,916
41,283,305	Pool FM1000	3.00%	04/01/2047	36,577,652
21,745,810	Pool FM4347	2.50%	09/01/2050	18,353,765
39,122,800	Pool FM4752	2.50%	11/01/2050	33,132,569
42,684,964	Pool FM4792	2.50%	11/01/2050	36,116,782
23,653,433	Pool FM4913	2.50%	11/01/2050	20,020,388
31,012,058	Pool FM5150	2.00%	12/01/2050	25,017,982
4,585,978	Pool FM6864	1.50%	04/01/2041	3,808,039
56,969,281	Pool FM7557	3.50%	03/01/2050	52,182,126
25,511,783	Pool FM8158	2.50%	07/01/2051	21,766,514
57,842,235	Pool FM8215	2.50%	03/01/2051	48,950,620
42,086,095	Pool FM8304	4.00%	07/01/2049	39,656,258
55,634,057	Pool FM8435	2.50%	09/01/2051	47,036,228
100,495,299	Pool FM8533	2.50%	03/01/2051	85,131,852
63,292,571	Pool FM8769	2.50%	09/01/2051	53,498,228
33,316,532	Pool FM8780	2.50%	09/01/2051	28,072,800
9,520,630	Pool FM9422	2.00%	01/01/2051	7,638,712
27,228,229	Pool FM9490	2.00%	11/01/2051	22,048,989
34,965,801	Pool FP0043	2.00%	10/01/2050	28,048,471
29,827,939	Pool FP0088	2.00%	10/01/2051	23,875,771
10,898,035	Pool FP0107	3.50%	06/01/2047	10,160,829
31,837,966	Pool FS0009	3.50%	11/01/2051	28,861,935
12,483,182	Pool FS0400	3.00%	01/01/2052	10,985,824
48,068,709	Pool FS1472	3.50%	11/01/2050	43,827,165
78,963,961	Pool FS2320	2.50%	04/01/2051	66,152,291
15,572,101	Pool FS2588	4.50%	08/01/2052	14,939,137
14,582,415	Pool FS2837	4.00%	09/01/2052	13,640,465
14,464,438	Pool FS5618	5.50%	08/01/2053	14,770,202
46,222,117	Pool FS5987	2.50%	04/01/2051	39,140,133
34,077,480	Pool FS6232	2.00%	03/01/2052	27,531,360
15,989,795	Pool FS6422	6.00%	11/01/2053	16,564,723
61,846,553	Pool FS6582	6.00%	12/01/2053	63,520,278
22,369,820	Pool FS6843	6.00%	01/01/2054	23,024,436
45,990,922	Pool FS7114	5.50%	02/01/2054	46,571,967
20,929,935	Pool FS7423	5.50%	03/01/2054	21,084,927
31,630,443	Pool FS8152	6.00%	06/01/2054	32,434,163
46,406,868	Pool FS8366	6.00%	06/01/2054	48,075,748
26,872,558	Pool FS8643	6.00%	07/01/2054	27,665,045
26,998,823	Pool FS8999	6.00%	08/01/2054	27,798,540
14,518,946	Pool FS9026	5.50%	09/01/2053	14,675,547
20,510,949	Pool FS9671	5.50%	11/01/2054	20,757,126
434,382	Pool MA0264	4.50%	12/01/2029	434,371
1,578,755	Pool MA0353	4.50%	03/01/2030	1,580,156
319,206	Pool MA0406	4.50%	05/01/2030	319,483
33,496	Pool MA0445	5.00%	06/01/2040	32,715
65,637	Pool MA0468	5.00%	07/01/2040	64,106
503,476	Pool MA0534	4.00%	10/01/2030	499,271
117,269	Pool MA0587	4.00%	12/01/2030	116,244
3,047,343	Pool MA0616	4.00%	01/01/2031	3,019,327
957,831	Pool MA0896	4.00%	11/01/2041	903,478
10,464,267	Pool MA0949	3.50%	01/01/2032	10,210,312
6,262,130	Pool MA1010	3.50%	03/01/2032	6,109,673
1,559,874	Pool MA1039	3.50%	04/01/2042	1,433,108
8,484,579	Pool MA1059	3.50%	05/01/2032	8,277,232
996,192	Pool MA1068	3.50%	05/01/2042	914,919
2,789,407	Pool MA1093	3.50%	06/01/2042	2,562,447
1,818,934	Pool MA1094	4.00%	06/01/2042	1,715,706
11,695,719	Pool MA1107	3.50%	07/01/2032	11,411,229
24,587,573	Pool MA1117	3.50%	07/01/2042	22,581,189
25,293,659	Pool MA1136	3.50%	08/01/2042	23,229,859
8,148,416	Pool MA1138	3.50%	08/01/2032	7,936,968
7,491,544	Pool MA1179	3.50%	09/01/2042	6,880,259
1,591,572	Pool MA1201	3.50%	10/01/2032	1,552,042
12,810,966	Pool MA1209	3.50%	10/01/2042	11,765,566
10,681,982	Pool MA1237	3.00%	11/01/2032	10,188,878
1,204,976	Pool MA1242	3.50%	11/01/2042	1,106,647
6,066,167	Pool MA1338	3.00%	02/01/2033	5,780,365
3,326,483	Pool MA1490	3.00%	07/01/2033	3,174,648
4,304,778	Pool MA2114	3.50%	12/01/2044	3,942,614
3,108,579	Pool MA2151	3.50%	01/01/2045	2,847,857
10,291,950	Pool MA2164	3.50%	02/01/2035	9,952,657
9,145,737	Pool MA2166	3.50%	02/01/2045	8,376,219
9,411,441	Pool MA2248	3.00%	04/01/2045	8,207,737

30	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
11,870,806	Pool MA2621	3.50%	05/01/2046	10,783,405
14,451,684	Pool MA2649	3.00%	06/01/2046	12,602,783
13,169,982	Pool MA2650	3.50%	06/01/2046	12,013,705
4,384,973	Pool MA2673	3.00%	07/01/2046	3,823,974
15,830,474	Pool MA2711	3.00%	08/01/2046	13,805,243
1,561,378	Pool MA2743	3.00%	09/01/2046	1,361,613
35,785,833	Pool MA2806	3.00%	11/01/2046	31,703,068
11,477,313	Pool MA2833	3.00%	12/01/2046	10,163,418
14,622,493	Pool MA2895	3.00%	02/01/2047	12,942,861
6,412,670	Pool MA3357	4.00%	05/01/2048	6,046,083
8,409,710	Pool MA3614	3.50%	03/01/2049	7,673,194
1,518,780	Pool MA3894	4.00%	09/01/2031	1,503,480
32,725,938	Pool MA4100	2.00%	08/01/2050	26,282,196
71,293,474	Pool MA4191	2.00%	11/01/2050	55,462,400
85,167,361	Pool MA4306	2.50%	04/01/2051	71,393,382
20,079,392	Pool MA5480	5.50%	09/01/2044	20,307,614
56,713,300	Pool MA5503	5.50%	10/01/2044	57,357,943
203,132	Series 2002-70-QZ	5.50%	11/25/2032	208,760
304,580	Series 2002-75-ZG	5.50%	11/25/2032	312,221
760,909	Series 2003-29-ZL	5.00%	04/25/2033	770,237
353,340	Series 2003-64-ZG	5.50%	07/25/2033	363,800
3,078,928	Series 2003-84-PZ	5.00%	09/25/2033	3,122,206
192,711	Series 2004-46-PJ (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.55%(f)(g)	03/25/2034	1,392
902,423	Series 2004-51-XP (-1 x 30 day avg SOFR US + 7.59%, 0.00% Floor, 7.70% Cap)	3.25%(f)(g)	07/25/2034	98,855
2,779	Series 2005-107-EG	4.50%	01/25/2026	2,767
176,412	Series 2005-37-ZK	4.50%	05/25/2035	172,608
1,525,816	Series 2005-87-SG (-1 x 30 day avg SOFR US + 6.59%, 0.00% Floor, 6.70% Cap)	2.25%(f)(g)	10/25/2035	129,901
1,406,101	Series 2006-101-SA (-1 x 30 day avg SOFR US + 6.47%, 0.00% Floor, 6.58% Cap)	2.13%(f)(g)	10/25/2036	159,567
571,582	Series 2006-123-LI (-1 x 30 day avg SOFR US + 6.21%, 0.00% Floor, 6.32% Cap)	1.87%(f)(g)	01/25/2037	63,808
232,432	Series 2006-16-HZ	5.50%	03/25/2036	241,527
2,082,164	Series 2006-56-SM (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)	2.30%(f)(g)	07/25/2036	182,114
228,146	Series 2006-93-SN (-1 x 30 day avg SOFR US + 6.49%, 0.00% Floor, 6.60% Cap)	2.15%(f)(g)	10/25/2036	16,643
2,885,930	Series 2007-109-VZ	5.00%	10/25/2035	2,926,709
350,233	Series 2007-116-BI (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	1.80%(f)(g)	05/25/2037	27,362
2,340,022	Series 2007-14-PS (-1 x 30 day avg SOFR US + 6.70%, 0.00% Floor, 6.81% Cap)	2.36%(f)(g)	03/25/2037	266,101
1,091,106	Series 2007-30-OI (-1 x 30 day avg SOFR US + 6.33%, 0.00% Floor, 6.44% Cap)	1.99%(f)(g)	04/25/2037	124,459
112,445	Series 2007-30-SI (-1 x 30 day avg SOFR US + 6.00%, 0.00% Floor, 6.11% Cap)	1.66%(f)(g)	04/25/2037	8,616
931,117	Series 2007-32-SG (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	1.65%(f)(g)	04/25/2037	79,256
899,710	Series 2007-57-SX (-1 x 30 day avg SOFR US + 6.51%, 0.00% Floor, 6.62% Cap)	2.17%(f)(g)	10/25/2036	92,836
1,580,090	Series 2007-60-VZ	6.00%	07/25/2037	1,662,889
679,215	Series 2007-71-GZ	6.00%	07/25/2047	712,848
1,178,166	Series 2007-75-ID (-1 x 30 day avg SOFR US + 5.76%, 0.00% Floor, 5.87% Cap)	1.42%(f)(g)	08/25/2037	120,218

Principal Amount $	Security Description	Rate	Maturity	Value $
170,132	Series 2007-9-SD (-1 x 30 day avg SOFR US + 6.54%, 0.00% Floor, 6.65% Cap)	2.20%(f)(g)	03/25/2037	10,799
1,179,510	Series 2008-29-ZA	4.50%	04/25/2038	1,174,465
2,350,525	Series 2008-48-BE	5.00%	06/25/2034	2,384,422
235,984	Series 2008-48-SD (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.55%(f)(g)	06/25/2037	18,059
305,341	Series 2008-5-MS (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	1.80%(f)(g)	02/25/2038	21,227
99,116	Series 2008-53-LI (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	1.70%(f)(g)	07/25/2038	7,719
231,111	Series 2008-57-SE (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.55%(f)(g)	02/25/2037	17,153
273,436	Series 2008-61-SC (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.55%(f)(g)	07/25/2038	18,758
181,840	Series 2008-62-SC (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.55%(f)(g)	07/25/2038	11,388
632,849	Series 2008-65-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.55%(f)(g)	08/25/2038	58,994
145,054	Series 2008-81-LP	5.50%	09/25/2038	147,361
1,400,805	Series 2009-106-EZ	4.50%	01/25/2040	1,395,927
220,596	Series 2009-111-SE (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	1.80%(f)(g)	01/25/2040	23,331
109,809	Series 2009-16-MZ	5.00%	03/25/2029	109,258
532,012	Series 2009-42-SI (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.55%(f)(g)	06/25/2039	38,936
508,190	Series 2009-42-SX (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.55%(f)(g)	06/25/2039	42,811
217,065	Series 2009-47-SA (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	1.65%(f)(g)	07/25/2039	12,312
157,725	Series 2009-48-WS (-1 x 30 day avg SOFR US + 5.84%, 0.00% Floor, 5.95% Cap)	1.50%(f)(g)	07/25/2039	13,690
1,629,646	Series 2009-49-S (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)	2.30%(f)(g)	07/25/2039	157,367
200,160	Series 2009-51-BZ	4.50%	07/25/2039	197,541
453,353	Series 2009-54-EZ	5.00%	07/25/2039	459,109
202,947	Series 2009-70-SA (-1 x 30 day avg SOFR US + 5.69%, 0.00% Floor, 5.80% Cap)	1.35%(f)(g)	09/25/2039	19,330
1,105,222	Series 2009-80-PM	4.50%	10/25/2039	1,080,471
1,026,595	Series 2009-83-Z	4.50%	10/25/2039	1,011,133
3,729,623	Series 2009-85-ES (-1 x 30 day avg SOFR US + 7.12%, 0.00% Floor, 7.23% Cap)	2.78%(f)(g)	01/25/2036	352,249
6,586,234	Series 2009-85-JS (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)	2.30%(f)(g)	10/25/2039	747,133
375,361	Series 2009-90-IB (-1 x 30 day avg SOFR US + 5.61%, 0.00% Floor, 5.72% Cap)	1.27%(f)(g)	04/25/2037	23,332
153,742	Series 2009-94-BC	5.00%	11/25/2039	156,865
1,596,042	Series 2010-10-SA (-1 x 30 day avg SOFR US + 6.24%, 0.00% Floor, 6.35% Cap)	1.90%(f)(g)	02/25/2040	163,531
552,372	Series 2010-10-ZA	4.50%	02/25/2040	543,832

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	31

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
4,710,816	Series 2010-101-SA (-1 x 30 day avg SOFR US + 4.37%, 0.00% Floor, 4.48% Cap)	0.03%(f)(g)	09/25/2040	154,699
2,567,556	Series 2010-101-ZC	4.50%	09/25/2040	2,524,453
685,226	Series 2010-111-S (-1 x 30 day avg SOFR US + 5.84%, 0.00% Floor, 5.95% Cap)	1.50%(f)(g)	10/25/2050	63,288
911,750	Series 2010-116-Z	4.00%	10/25/2040	874,285
196,951	Series 2010-117-SA (-1 x 30 day avg SOFR US + 4.39%, 0.00% Floor, 4.50% Cap)	0.05%(f)(g)	10/25/2040	7,205
671,132	Series 2010-120-KD	4.00%	10/25/2040	643,535
5,597,549	Series 2010-121-SD (-1 x 30 day avg SOFR US + 4.39%, 0.00% Floor, 4.50% Cap)	0.05%(f)(g)	10/25/2040	207,165
242,685	Series 2010-126-SU (-11 x 30 day avg SOFR US + 53.74%, 0.00% Floor, 55.00% Cap)	5.86%(g)	11/25/2040	290,138
178,693	Series 2010-126-SX (-3 x 30 day avg SOFR US + 14.66%, 0.00% Floor, 15.00% Cap)	1.60%(g)	11/25/2040	158,520
953,172	Series 2010-128-HZ	4.00%	11/25/2040	913,460
528,682	Series 2010-132-Z	4.50%	11/25/2040	519,068
79,279	Series 2010-137-VS (-3 x 30 day avg SOFR US + 14.66%, 0.00% Floor, 15.00% Cap)	1.60%(g)	12/25/2040	77,160
3,906,351	Series 2010-142-AZ	4.00%	12/25/2040	3,749,144
73,377	Series 2010-148-SA (-1 x 30 day avg SOFR US + 6.54%, 0.00% Floor, 6.65% Cap)	2.20%(f)(g)	01/25/2026	244
2,715,281	Series 2010-16-SA (-1 x 30 day avg SOFR US + 5.34%, 0.00% Floor, 5.45% Cap)	1.00%(f)(g)	03/25/2040	244,108
730,661	Series 2010-2-MS (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	1.80%(f)(g)	02/25/2050	86,412
1,020,544	Series 2010-21-DZ	5.00%	03/25/2040	1,040,817
483,230	Series 2010-21-KS (-1 x 30 day avg SOFR US + 4.84%, 0.00% Floor, 4.95% Cap)	0.50%(f)(g)	03/25/2040	24,694
506,935	Series 2010-31-SA (-1 x 30 day avg SOFR US + 4.89%, 0.00% Floor, 5.00% Cap)	0.55%(f)(g)	04/25/2040	26,131
543,155	Series 2010-34-PS (-1 x 30 day avg SOFR US + 4.82%, 0.00% Floor, 4.93% Cap)	0.48%(f)(g)	04/25/2040	23,845
152,420	Series 2010-35-ES (-1 x 30 day avg SOFR US + 6.34%, 0.00% Floor, 6.45% Cap)	2.00%(f)(g)	04/25/2040	5,183
67,410	Series 2010-35-SV (-1 x 30 day avg SOFR US + 6.34%, 0.00% Floor, 6.45% Cap)	2.00%(f)(g)	04/25/2040	1,279
624,759	Series 2010-4-SK (-1 x 30 day avg SOFR US + 6.12%, 0.00% Floor, 6.23% Cap)	1.78%(f)(g)	02/25/2040	49,479
501,402	Series 2010-46-MS (-1 x 30 day avg SOFR US + 4.84%, 0.00% Floor, 4.95% Cap)	0.50%(f)(g)	05/25/2040	24,408
2,873,107	Series 2010-49-ZW	4.50%	05/25/2040	2,862,916
276,109	Series 2010-58-ES (-3 x 30 day avg SOFR US + 12.18%, 0.00% Floor, 12.47% Cap)	1.02%(g)	06/25/2040	263,554
1,869,749	Series 2010-59-MS (-1 x 30 day avg SOFR US + 5.66%, 0.00% Floor, 5.77% Cap)	1.32%(f)(g)	06/25/2040	164,042
2,311,241	Series 2010-59-SC (-1 x 30 day avg SOFR US + 4.89%, 0.00% Floor, 5.00% Cap)	0.55%(f)(g)	01/25/2040	93,658

Principal Amount $	Security Description	Rate	Maturity	Value $
164,769	Series 2010-60-VZ	5.00%	10/25/2039	164,768
166,527	Series 2010-61-EL	4.50%	06/25/2040	162,802
2,231,626	Series 2010-64-EZ	5.00%	06/25/2040	2,274,912
1,465,976	Series 2010-79-CZ	4.00%	07/25/2040	1,409,027
824,755	Series 2010-84-ZC	4.50%	08/25/2040	811,672
1,649,506	Series 2010-84-ZD	4.50%	08/25/2040	1,623,340
2,148,809	Series 2010-84-ZG	4.50%	08/25/2040	2,113,976
348,175	Series 2010-9-DS (-1 x 30 day avg SOFR US + 5.19%, 0.50% Floor, 5.30% Cap)	0.85%(f)(g)	02/25/2040	19,048
155,942	Series 2010-90-SA (-1 x 30 day avg SOFR US + 5.74%, 0.00% Floor, 5.85% Cap)	1.40%(f)(g)	08/25/2040	12,355
649,410	Series 2010-94-Z	4.50%	08/25/2040	639,359
2,926,802	Series 2010-99-SG (-5 x 30 day avg SOFR US + 24.43%, 0.00% Floor, 25.00% Cap)	2.67%(g)	09/25/2040	3,166,030
520,021	Series 2011-110-LS (-2 x 30 day avg SOFR US + 9.87%, 0.00% Floor, 10.10% Cap)	1.17%(g)	11/25/2041	415,676
1,418,317	Series 2011-111-CZ	4.00%	11/25/2041	1,357,981
3,209,813	Series 2011-111-EZ	5.00%	11/25/2041	3,262,898
809,063	Series 2011-111-VZ	4.00%	11/25/2041	774,178
167,732	Series 2011-17-SA (-1 x 30 day avg SOFR US + 6.36%, 0.00% Floor, 6.47% Cap)	2.02%(f)(g)	03/25/2041	12,572
2,704,762	Series 2011-2-GZ	4.00%	02/25/2041	2,608,038
318,200	Series 2011-25-KY	3.00%	04/25/2026	315,496
1,155,445	Series 2011-27-BS (-2 x 30 day avg SOFR US + 8.77%, 0.00% Floor, 9.00% Cap)	0.07%(g)	04/25/2041	990,933
1,121,687	Series 2011-36-VZ	4.50%	05/25/2041	1,102,254
2,621,895	Series 2011-37-Z	4.50%	05/25/2041	2,586,351
4,034,328	Series 2011-38-BZ	4.00%	05/25/2041	3,960,926
305,627	Series 2011-39-CB	3.00%	05/25/2026	302,905
3,244,354	Series 2011-39-ZD	4.00%	02/25/2041	3,115,333
1,044,294	Series 2011-40-LZ	4.50%	05/25/2041	1,026,083
1,236,503	Series 2011-42-MZ	4.50%	05/25/2041	1,212,621
2,588,305	Series 2011-45-ZB	4.50%	05/25/2041	2,543,501
7,991,085	Series 2011-51-FJ (30 day avg SOFR US + 0.56%, 0.45% Floor, 7.00% Cap)	4.90%	06/25/2041	7,915,512
562,871	Series 2011-59-MA	4.50%	07/25/2041	559,044
490,728	Series 2011-60-EL	3.00%	07/25/2026	486,686
4,992,876	Series 2011-64-DB	4.00%	07/25/2041	4,871,797
3,445,268	Series 2011-77-Z	3.50%	08/25/2041	3,237,044
1,661,541	Series 2012-111-LB	3.50%	05/25/2041	1,589,762
13,525,346	Series 2012-111-MJ	4.00%	04/25/2042	12,832,806
13,376,666	Series 2012-122-DB	3.00%	11/25/2042	12,203,950
3,426,452	Series 2012-14-BZ	4.00%	03/25/2042	3,299,027
7,903,717	Series 2012-20-ZT	3.50%	03/25/2042	7,452,207
6,527,267	Series 2012-70-FY (30 day avg SOFR US + 0.56%, 0.45% Floor, 7.00% Cap)	4.90%	07/25/2042	6,462,946
56,788	Series 2012-80-EA	2.00%	04/25/2042	56,068
15,889,351	Series 2012-86-ZC	3.50%	08/25/2042	14,903,140
11,795,019	Series 2012-99-QE	3.00%	09/25/2042	10,726,221
18,226,195	Series 2013-130-ZE	3.00%	01/25/2044	16,266,452
25,002,363	Series 2013-133-ZT	3.00%	01/25/2039	23,471,801
994,109	Series 2013-58-SC (-2 x 30 day avg SOFR US + 5.83%, 0.00% Floor, 6.00% Cap)	0.00%(g)	06/25/2043	545,535
1,859,693	Series 2013-81-ZQ	3.00%(h)	08/25/2043	1,302,429
5,131,636	Series 2013-82-SH (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	1.60%(f)(g)	12/25/2042	369,912
114,239	Series 2014-46-NZ	3.00%(h)	06/25/2043	80,643
39,909,062	Series 2014-64-NZ	3.00%	10/25/2044	35,670,201
14,560,991	Series 2014-67-DZ	3.00%(h)	10/25/2044	13,198,273
26,277,488	Series 2014-77-VZ	3.00%(h)	11/25/2044	23,674,698
33,747,194	Series 2014-84-KZ	3.00%(h)	12/25/2044	30,309,698
3,320,031	Series 2015-11-A	3.00%	05/25/2034	3,254,103
16,879,347	Series 2015-49-A	3.00%	03/25/2044	16,082,159
10,498,795	Series 2015-52-GZ	3.00%	07/25/2045	9,455,731
31,854,596	Series 2015-88-BA	3.00%	04/25/2044	30,517,083
2,485,917	Series 2015-94-MA	3.00%	01/25/2046	2,214,595

32	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
6,795,919	Series 2016-2-JA	2.50%	02/25/2046	6,543,971
990,682	Series 2016-79-EP	3.00%	01/25/2044	977,884
7,583,019	Series 2016-95-AG	2.50%	06/25/2037	7,106,930
11,500,246	Series 2017-57-BC	3.00%	08/25/2057	10,045,346
8,748,011	Series 2018-21-IO	3.00%(f)	04/25/2048	1,436,524
14,448,777	Series 2018-21-PO	0.00%(k)	04/25/2048	10,611,833
36,494,105	Series 2018-27-AO	0.00%(k)	05/25/2048	27,827,638
8,323,336	Series 2018-65-DA	3.00%	09/25/2048	7,352,279
25,394,776	Series 2018-7-CD	3.00%	02/25/2048	22,853,361
19,110,866	Series 2018-85-PO	0.00%(k)	12/25/2048	14,500,358
13,131,714	Series 2019-69-DS (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.55%(f)(g)	12/25/2049	1,452,013
38,360,678	Series 2019-78-ZB	3.00%	01/25/2050	33,322,686
204,985,201	Series 2019-M16-X	1.18%(b)(f)	07/25/2031	8,966,647
462,416,360	Series 2019-M18-X	0.72%(b)(f)	08/25/2029	10,187,356
195,474,914	Series 2019-M24-2XA	1.15%(b)(f)	03/25/2031	9,331,601
261,505,109	Series 2019-M24-XA	1.25%(b)(f)	03/25/2029	9,824,564
153,178,921	Series 2019-M7-X	0.33%(b)(f)	04/25/2029	1,715,481
29,464,143	Series 2020-47-GL	2.00%	05/25/2046	25,980,648
8,103,597	Series 2020-53-CG	2.00%	08/25/2050	6,817,354
44,825,964	Series 2020-54-AB	1.00%	08/25/2050	34,590,856
9,945,088	Series 2020-54-AS (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	1.70%(f)(g)	08/25/2050	1,255,241
11,767,049	Series 2020-59-QZ	3.00%	08/25/2040	10,645,921
17,069,034	Series 2020-61-AI	3.00%(f)	09/25/2050	2,423,898
7,966,708	Series 2020-61-DC	1.50%	09/25/2060	5,943,143
30,194,520	Series 2020-61-DI	3.00%(f)	09/25/2060	4,801,297
21,620,050	Series 2020-96-BI	3.00%(f)	01/25/2051	3,840,387
20,828,760	Series 2020-97-EI	2.00%(f)	01/25/2051	2,636,763
24,187,871	Series 2020-99-IQ	3.00%(f)	01/25/2051	4,249,591
346,087,688	Series 2020-M10-X2	1.72%(b)(f)	12/25/2030	20,461,292
161,372,828	Series 2020-M10-X8	0.72%(b)(f)	12/25/2027	1,807,376
74,455,487	Series 2020-M13-X2	1.23%(b)(f)	09/25/2030	2,892,521
450,944,773	Series 2020-M15-X1	1.44%(b)(f)	09/25/2031	29,835,453
17,613,959	Series 2020-M17-X1	1.36%(b)(f)	01/25/2028	373,319
105,217,577	Series 2020-M27-X1	0.87%(b)(f)	03/25/2031	3,037,821
157,265,283	Series 2020-M54-X	1.49%(b)(f)	12/25/2033	9,098,599
52,671,470	Series 2020-M7-X2	1.24%(b)(f)	03/25/2031	2,451,378
10,367,420	Series 2021-1-PA	1.00%	11/25/2050	7,792,337
15,225,596	Series 2021-13-AK	2.00%	01/25/2049	13,300,962
11,723,531	Series 2021-21-DK	2.00%	07/25/2043	10,203,207
5,638,966	Series 2021-28-KF (30 day avg SOFR US + 0.75%, 0.75% Floor, 4.00% Cap)	4.00%	05/25/2051	4,420,486
21,325,259	Series 2021-28-LB	2.00%	04/25/2051	17,562,057
38,551,674	Series 2021-3-KI	2.50%(f)	02/25/2051	5,561,580
18,602,920	Series 2021-3-QI	2.50%(f)	02/25/2051	2,978,631
22,918,598	Series 2021-40-BA	3.00%	01/25/2051	20,048,179
34,418,010	Series 2021-43-EI	3.00%(f)	07/25/2051	5,548,183
67,782,345	Series 2021-43-LI	3.00%(f)	07/25/2051	11,572,792
22,017,471	Series 2021-52-JI	2.50%(f)	07/25/2051	2,573,741
26,893,698	Series 2021-56-NI	2.50%(f)	09/25/2051	2,386,590
26,257,822	Series 2021-58-SA (-1 x 30 day avg SOFR US + 2.65%, 0.00% Floor, 2.65% Cap)	0.00%(f)(g)	09/25/2051	81,856
17,917,637	Series 2021-63-G	2.00%	06/25/2049	14,752,191
80,551,340	Series 2021-70-S (-1 x 30 day avg SOFR US + 3.75%, 0.00% Floor, 3.75% Cap)	0.00%(f)(g)	10/25/2049	1,792,445
20,104,778	Series 2021-73-JA	2.50%	05/25/2049	17,828,529
17,603,936	Series 2021-85-C	2.50%	03/25/2049	15,631,654
21,124,723	Series 2021-85-CJ	2.50%	03/25/2049	18,757,985
21,124,723	Series 2021-85-CK	2.50%	03/25/2049	18,757,985
24,583,863	Series 2021-85-DI	3.00%(f)	12/25/2051	4,192,060
46,328,620	Series 2021-86-MA	2.50%	11/25/2047	41,740,382
22,917,208	Series 2021-88-LB	2.50%	03/25/2050	19,897,680
29,346,904	Series 2021-9-CA	2.00%	03/25/2051	24,144,443
22,342,543	Series 2021-92-M	2.50%	01/25/2049	19,839,744
11,107,303	Series 2021-M12-2A1	2.13%(b)	05/25/2033	10,066,647
891,162,511	Series 2021-M14-X	0.99%(b)(f)	10/25/2031	22,745,319
173,503,819	Series 2021-M3-X2	0.91%(b)(f)	08/25/2033	5,065,062
20,337,967	Series 2021-M5-A1	1.46%(b)	01/25/2033	18,759,755
129,362,340	Series 2022-3-AB	2.00%	11/25/2047	113,947,562
2,315,337	Series 2022-3-EV	2.00%	08/25/2033	2,091,789
59,206,372	Series 2022-3-NZ	2.00%(h)	02/25/2052	35,542,787
13,772,687	Series 2022-4-LG	3.00%	02/25/2052	12,533,141
27,902,245	Series 2022-6-M	2.50%	06/25/2050	24,625,989

Principal Amount $	Security Description	Rate	Maturity	Value $
14,381,451	Series 2022-86-IO	2.50%(f)	05/25/2050	2,115,205
699,597,337	Series 2022-M2-X	0.38%(b)(f)	01/25/2032	13,622,559
14,272,290	Series 2022-M4-A1X	2.46%(b)	05/25/2030	13,339,030
107,034,628	Series 2023-2-IO	3.00%(f)	12/25/2051	16,773,033
17,633,354	Series 2023-29-DO	0.00%(k)	11/25/2050	12,029,083
13,095,702	Series 2023-30-MO	0.00%(k)	10/25/2050	8,976,523
86,995,419	Series 2023-39-IO	3.00%(f)	10/25/2052	13,945,270
68,403,144	Series 2023-51-BI	3.50%(f)	04/25/2053	13,431,963
5,662,948	Series 2023-M1S-A1X	4.50%(b)	07/25/2033	5,684,617
25,099,277	Series 2024-64-FJ (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.50% Cap)	5.59%	09/25/2054	25,139,325
26,450,334	Series 2024-69-FA (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.50% Cap)	5.59%	10/25/2054	26,556,474
50,869,218	Series 2024-81-FE (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.50% Cap)	5.49%	07/25/2054	50,795,096
67,893,180	Series 2024-82-FY (30 day avg SOFR US + 1.30%, 1.30% Floor, 6.50% Cap)	5.64%	11/25/2054	68,135,369
57,540,101	Series 2024-9-BI	3.00%(f)	03/25/2051	9,816,013
71,687,700	Series 2024-90-FA (30 day avg SOFR US + 1.50%, 1.50% Floor, 6.50% Cap)	5.84%	12/25/2054	72,424,191
18,505,262	Series 2024-93-FL (30 day avg SOFR US + 1.45%, 1.45% Floor, 6.50% Cap)	5.79%	12/25/2054	18,666,356
2,372,445	Series 400-S4 (-1 x 30 day avg SOFR US + 5.34%, 0.00% Floor, 5.45% Cap)	1.00%(f)(g)	11/25/2039	215,916
23,941,300	Series 412-A3	3.00%	08/25/2042	21,314,426
37,527,074	Series 426-C51	2.50%(f)	09/25/2050	5,830,736
51,961,234	Series 427-C69	3.00%(f)	03/25/2047	7,984,385
83,448,719	Series 427-C71	3.00%(f)	10/25/2049	14,087,819
30,405,860	Series 428-C17	3.00%(f)	04/25/2050	4,559,651
26,819,527	Series 432-C11	3.00%(f)	08/25/2052	4,498,381
	Freddie Mac Seasoned Credit Risk Transfer Trust
15,760,529	Series 2018-3-HA	3.00%	08/25/2057	14,774,604
14,838,034	Series 2020-2-MT	2.00%	11/25/2059	11,814,157
35,000,000	Series 2022-2-MB	3.00%	04/25/2062	24,540,366
	Freddie Mac Whole Loan Securities Trust
7,572,273	Series 2015-SC02-1A	3.00%	09/25/2045	6,584,536
4,343,613	Series 2016-SC01-1A	3.00%	07/25/2046	3,744,256
	Ginnie Mae II Pool
23,975,492	Pool 785310	2.50%	02/20/2051	20,340,486
38,352,515	Pool 785346	2.00%	03/20/2051	30,977,396
10,938,506	Pool 785350	2.00%	01/20/2051	8,742,137
22,002,383	Pool 785374	2.50%	03/20/2051	18,729,547
79,146,582	Pool 785401	2.50%	10/20/2050	66,913,382
110,660,093	Pool 785412	2.50%	03/20/2051	93,881,656
25,136,102	Pool 785595	2.50%	03/20/2051	21,388,978
47,639,542	Pool 785609	2.50%	08/20/2051	40,481,174
12,303,124	Pool 785638	2.50%	08/20/2051	10,437,705
28,070,436	Pool 785639	2.50%	08/20/2051	23,814,390
11,397,031	Pool 785680	2.50%	10/20/2051	9,668,951
48,964,918	Pool 785717	3.00%	11/20/2051	43,121,167
8,822,346	Pool CB2017	2.50%	03/20/2051	7,499,882
8,242,376	Pool CB4182	2.50%	03/20/2051	7,006,740
1,814,169	Pool CB5487	2.50%	03/20/2051	1,519,584
7,159,569	Pool CB9135	2.50%	04/20/2051	6,139,466
7,329,729	Pool CH0426	2.50%	02/20/2052	6,164,843
5,979,697	Pool CI0294	2.50%	01/20/2052	4,925,703
25,671,509	Pool CI6428	2.50%	01/20/2052	21,591,766
495,060	Pool MA2511	3.50%	01/20/2045	450,286
15,191,404	Pool MA5076	3.00%	03/20/2048	13,621,749
9,485,797	Pool MA7255	2.50%	03/20/2051	8,099,218
	Government National Mortgage Association
21,152,616	Pool 786510	3.00%	02/20/2052	18,440,444
3,367,734	Series 2003-67-SP (-1 x 1 mo. Term SOFR + 6.99%, 0.00% Floor, 7.10% Cap)	2.67%(f)(g)	08/20/2033	4,979
1,420,005	Series 2003-86-ZK	5.00%	10/20/2033	1,414,850
886,026	Series 2004-49-Z	6.00%	06/20/2034	898,843
1,628,733	Series 2004-83-CS (-1 x 1 mo. Term SOFR + 5.97%, 0.00% Floor, 6.08% Cap)	1.65%(f)(g)	10/20/2034	84,479
422,909	Series 2005-21-ZPool 2005-2	5.00%	03/20/2035	424,693

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	33

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
308,328	Series 2006-24-CX (-7 x 1 mo. Term SOFR + 39.13%, 0.00% Floor, 39.97% Cap)	7.45%(g)	05/20/2036	378,833
1,477,765	Series 2007-26-SJ (-1 x 1 mo. Term SOFR + 4.58%, 0.00% Floor, 4.69% Cap)	0.26%(f)(g)	04/20/2037	12,417
1,718,265	Series 2008-2-SM (-1 x 1 mo. Term SOFR + 6.39%, 0.00% Floor, 6.50% Cap)	2.07%(f)(g)	01/16/2038	153,237
3,103,201	Series 2008-42-AI (-1 x 1 mo. Term SOFR + 7.58%, 0.00% Floor, 7.69% Cap)	3.26%(f)(g)	05/16/2038	366,462
1,146,405	Series 2008-43-SH (-1 x 1 mo. Term SOFR + 6.22%, 0.00% Floor, 6.34% Cap)	1.90%(f)(g)	05/20/2038	31,809
1,346,862	Series 2008-51-SC (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	1.82%(f)(g)	06/20/2038	89,677
1,114,289	Series 2008-51-SE (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	1.82%(f)(g)	06/16/2038	80,294
363,199	Series 2008-82-SM (-1 x 1 mo. Term SOFR + 5.94%, 0.00% Floor, 6.05% Cap)	1.62%(f)(g)	09/20/2038	8,824
543,412	Series 2008-83-SD (-1 x 1 mo. Term SOFR + 6.45%, 0.00% Floor, 6.56% Cap)	2.13%(f)(g)	11/16/2036	15,760
2,245,351	Series 2009-10-NS (-1 x 1 mo. Term SOFR + 6.54%, 0.00% Floor, 6.65% Cap)	2.22%(f)(g)	02/16/2039	204,641
2,677,021	Series 2009-106-VZ	4.50%	11/20/2039	2,642,892
400,718	Series 2009-24-SN (-1 x 1 mo. Term SOFR + 5.99%, 0.00% Floor, 6.10% Cap)	1.67%(f)(g)	09/20/2038	11,744
1,568,194	Series 2009-32-ZE	4.50%	05/16/2039	1,549,943
9,935	Series 2009-41-ZQ	4.50%(h)	06/16/2039	9,940
1,216,953	Series 2009-48-Z	5.00%	06/16/2039	1,220,068
45,669	Series 2009-50-KP	4.50%	06/20/2039	45,565
517,382	Series 2009-69-TS (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)	1.77%(f)(g)	04/16/2039	20,531
1,214,464	Series 2009-75-GZ	4.50%	09/20/2039	1,213,198
2,502,476	Series 2010-1-SA (-1 x 1 mo. Term SOFR + 5.64%, 0.00% Floor, 5.75% Cap)	1.32%(f)(g)	01/16/2040	190,006
4,002,211	Series 2010-106-PS (-1 x 1 mo. Term SOFR + 5.94%, 0.00% Floor, 6.05% Cap)	1.62%(f)(g)	03/20/2040	114,613
2,226,714	Series 2010-25-ZB	4.50%	02/16/2040	2,210,630
18,182,073	Series 2010-26-QS (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	1.82%(f)(g)	02/20/2040	1,981,148
1,536,351	Series 2010-42-AY	5.00%	11/20/2039	1,568,296
3,632,982	Series 2010-42-ES (-1 x 1 mo. Term SOFR + 5.57%, 0.00% Floor, 5.68% Cap)	1.25%(f)(g)	04/20/2040	320,007
391,039	Series 2010-61-AS (-1 x 1 mo. Term SOFR + 6.44%, 0.00% Floor, 6.55% Cap)	2.12%(f)(g)	09/20/2039	22,358
4,733,309	Series 2010-62-SB (-1 x 1 mo. Term SOFR + 5.64%, 0.00% Floor, 5.75% Cap)	1.32%(f)(g)	05/20/2040	417,041
2,332,262	Series 2011-18-SN (-2 x 1 mo. Term SOFR + 9.27%, 0.00% Floor, 9.50% Cap)	0.63%(g)	12/20/2040	2,045,249
2,335,756	Series 2011-18-YS (-2 x 1 mo. Term SOFR + 9.27%, 0.00% Floor, 9.50% Cap)	0.63%(g)	12/20/2040	2,031,010

Principal Amount $	Security Description	Rate	Maturity	Value $
685,552	Series 2011-69-OC	0.00%(k)	05/20/2041	542,638
6,696,327	Series 2011-69-SB (-1 x 1 mo. Term SOFR + 5.24%, 0.00% Floor, 5.35% Cap)	0.92%(f)(g)	05/20/2041	469,709
10,626,339	Series 2011-70-PO	0.00%(k)	05/16/2041	8,227,231
2,517,252	Series 2011-72-AS (-1 x 1 mo. Term SOFR + 5.27%, 0.00% Floor, 5.38% Cap)	0.95%(f)(g)	05/20/2041	198,064
1,888,453	Series 2011-72-SK (-1 x 1 mo. Term SOFR + 6.04%, 0.00% Floor, 6.15% Cap)	1.72%(f)(g)	05/20/2041	163,823
6,677,719	Series 2013-116-LS (-1 x 1 mo. Term SOFR + 6.04%, 0.00% Floor, 6.15% Cap)	1.72%(f)(g)	08/20/2043	723,225
9,108,180	Series 2013-136-CS (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)	1.77%(f)(g)	09/16/2043	870,872
15,755,784	Series 2013-182-WZ	2.50%	12/20/2043	14,037,223
3,051,869	Series 2013-186-SG (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	1.82%(f)(g)	02/16/2043	182,900
4,572,617	Series 2013-26-MS (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	1.82%(f)(g)	02/20/2043	523,985
1,638,261	Series 2013-34-PL	3.00%	03/20/2042	1,616,345
7,908,903	Series 2014-163-PS (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	1.17%(f)(g)	11/20/2044	712,663
8,479,306	Series 2014-167-SA (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	1.17%(f)(g)	11/20/2044	776,515
14,513,318	Series 2014-21-SE (-1 x 1 mo. Term SOFR + 5.44%, 0.00% Floor, 5.55% Cap)	1.12%(f)(g)	02/20/2044	1,376,498
8,578,738	Series 2014-39-SK (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)	1.77%(f)(g)	03/20/2044	1,017,753
9,539,674	Series 2014-59-DS (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	1.82%(f)(g)	04/16/2044	948,173
9,053,201	Series 2016-108-SM (-1 x 1 mo. Term SOFR + 5.99%, 0.00% Floor, 6.10% Cap)	1.67%(f)(g)	08/20/2046	1,249,067
12,504,466	Series 2018-40-AZ	3.00%(h)	10/20/2047	10,468,833
9,580,295	Series 2019-153-GF (1 mo. Term SOFR + 0.56%, 0.45% Floor, 6.50% Cap)	4.88%	12/20/2049	9,342,987
17,039,363	Series 2020-104-AI	3.00%(f)	07/20/2050	2,700,071
10,733,219	Series 2020-104-EI	3.00%(f)	07/20/2050	1,695,846
9,469,963	Series 2020-112-LS (-1 x 30 day avg SOFR US + 6.20%, 0.00% Floor, 6.20% Cap)	1.86%(f)(g)	08/20/2050	1,268,295
37,906,977	Series 2020-115-IG	2.50%(f)	08/20/2050	5,186,436
18,171,219	Series 2020-138-IC	3.50%(f)	08/20/2050	3,277,995
132,828,091	Series 2020-140-ES (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.87%(f)(g)	09/20/2050	18,933,661
34,067,542	Series 2020-140-SG (-1 x 1 mo. Term SOFR + 6.24%, 0.00% Floor, 6.35% Cap)	1.92%(f)(g)	09/20/2050	4,924,954
42,942,753	Series 2020-146-CI	2.50%(f)	10/20/2050	6,358,907
23,823,506	Series 2020-146-KI	2.50%(f)	10/20/2050	3,317,283
51,857,239	Series 2020-148-AI	2.50%(f)	10/20/2050	7,728,175
151,504,234	Series 2020-151-MI	2.50%(f)	10/20/2050	22,918,455
92,794,700	Series 2020-153-EI	2.50%(f)	10/20/2050	13,495,486
39,411,638	Series 2020-160-IA	2.50%(f)	10/20/2050	5,515,233
10,103,481	Series 2020-160-IM	2.50%(f)	10/20/2050	1,490,282
32,954,688	Series 2020-162-QS (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.87%(f)(g)	10/20/2050	4,764,282

34	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
46,818,037	Series 2020-166-SM (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.87%(f)(g)	11/20/2050	6,712,620
64,949,934	Series 2020-167-BI	2.50%(f)	11/20/2050	9,165,455
48,833,937	Series 2020-167-DI	2.50%(f)	11/20/2050	6,454,758
30,830,615	Series 2020-167-IA	2.50%(f)	11/20/2050	4,413,957
73,266,738	Series 2020-167-JI	2.50%(f)	11/20/2050	9,716,737
14,409,629	Series 2020-167-NS (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.87%(f)(g)	11/20/2050	2,016,179
26,035,071	Series 2020-167-YK	1.20%	11/20/2050	19,761,913
116,449,473	Series 2020-173-MI	2.50%(f)	11/20/2050	17,312,299
36,933,464	Series 2020-175-MI	2.50%(f)	11/20/2050	5,166,478
35,041,734	Series 2020-175-SC (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.87%(f)(g)	11/20/2050	5,138,748
26,089,449	Series 2020-181-AI	2.50%(f)	12/20/2050	4,004,989
44,376,799	Series 2020-181-BI	2.50%(f)	12/20/2050	6,358,578
27,675,666	Series 2020-181-SA (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.87%(f)(g)	12/20/2050	3,899,665
26,288,951	Series 2020-181-YM	1.17%	12/20/2050	19,911,451
59,458,071	Series 2020-185-AI	2.50%(f)	12/20/2050	8,911,338
45,060,665	Series 2020-185-KI	2.50%(f)	12/20/2050	6,911,540
37,836,848	Series 2020-185-MI	2.50%(f)	12/20/2050	5,373,071
42,744,989	Series 2020-187-AI	2.50%(f)	12/20/2050	6,144,118
86,963,060	Series 2020-188-BI	2.50%(f)	12/20/2050	12,501,036
5,070,331	Series 2020-188-DI	2.50%(f)	12/20/2050	678,076
24,146,059	Series 2020-188-GI	2.00%(f)	12/20/2050	2,871,809
35,528,803	Series 2020-188-IQ	3.00%(f)	10/20/2050	5,638,307
83,466,601	Series 2020-188-KI	2.50%(f)	12/20/2050	11,506,781
33,568,382	Series 2020-188-NS (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.87%(f)(g)	12/20/2050	4,893,052
38,375,114	Series 2020-195-IX	1.13%(b)(f)	12/16/2062	3,085,206
4,860,925	Series 2020-4-H	2.50%	10/20/2049	4,222,482
32,293,733	Series 2020-7-FM (1 mo. Term SOFR + 0.56%, 0.45% Floor, 6.50% Cap)	4.88%	01/20/2050	31,443,026
7,903,711	Series 2020-79-KG	1.30%	06/20/2050	6,163,952
86,490,866	Series 2020-89-IA	1.17%(b)(f)	04/16/2062	6,930,487
64,988,509	Series 2020-94-IO	0.97%(b)(f)	03/16/2062	4,582,548
15,937,939	Series 2020-98-SA (-1 x 1 mo. Term SOFR + 6.04%, 0.00% Floor, 6.15% Cap)	1.72%(f)(g)	07/20/2050	2,145,212
74,738,559	Series 2021-1-EI	2.00%(f)	01/20/2051	8,362,542
31,952,069	Series 2021-1-IA	2.50%(f)	01/20/2051	4,621,215
65,141,604	Series 2021-10-IO	0.99%(b)(f)	05/16/2063	4,853,668
114,999,590	Series 2021-100-IO	0.97%(b)(f)	06/16/2063	7,974,026
59,416,665	Series 2021-107-QI	2.50%(f)	06/20/2051	8,878,074
127,832,222	Series 2021-110-IO	0.87%(b)(f)	11/16/2063	8,763,333
22,463,580	Series 2021-114-SB (-1 x 1 mo. Term SOFR + 2.49%, 0.00% Floor, 2.60% Cap)	0.00%(f)(g)	06/20/2051	103,997
40,854,404	Series 2021-116-IA	2.50%(f)	06/20/2051	6,091,784
40,870,757	Series 2021-116-XI	3.50%(f)	03/20/2051	7,758,610
19,109,244	Series 2021-117-IJ	3.50%(f)	06/20/2051	2,866,864
14,871,494	Series 2021-117-SH (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.87%(f)(g)	07/20/2051	1,697,791
233,462,061	Series 2021-12-IO	0.96%(b)(f)	03/16/2063	16,324,018
50,102,245	Series 2021-121-TI	3.00%(f)	07/20/2051	6,763,417
103,730,359	Series 2021-122-SA (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00%(f)(g)	07/20/2051	1,088,723
22,901,721	Series 2021-125-IO	3.00%(f)	06/20/2051	3,240,735
56,511,788	Series 2021-135-GI	3.00%(f)	08/20/2051	8,917,831
70,487,025	Series 2021-135-SK (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.87%(f)(g)	08/20/2051	7,643,232
58,444,028	Series 2021-136-EI	3.00%(f)	08/20/2051	9,190,826
36,053,815	Series 2021-138-IL	3.00%(f)	08/20/2051	5,752,599
36,529,077	Series 2021-138-KI	3.00%(f)	08/20/2051	5,884,305
54,337,861	Series 2021-138-PS (-1 x 30 day avg SOFR US + 3.75%, 0.00% Floor, 3.75% Cap)	0.00%(f)(g)	08/20/2051	1,077,628

Principal Amount $	Security Description	Rate	Maturity	Value $
13,984,099	Series 2021-139-BI	3.50%(f)	08/20/2051	2,377,251
43,634,021	Series 2021-140-IJ	3.00%(f)	08/20/2051	6,962,777
29,269,875	Series 2021-142-IO	3.00%(f)	08/20/2051	4,647,348
109,167,586	Series 2021-142-XI	3.00%(f)	08/20/2051	17,224,615
109,656,620	Series 2021-143-IO	0.97%(b)(f)	10/16/2063	7,692,116
82,209,444	Series 2021-144-IO	0.82%(b)(f)	04/16/2063	5,124,904
211,373,229	Series 2021-15-BI	2.50%(f)	01/20/2051	28,984,913
84,483,380	Series 2021-150-IO	1.03%(b)(f)	11/16/2063	6,705,463
67,271,469	Series 2021-151-IO	0.92%(b)(f)	04/16/2063	4,779,295
83,185,512	Series 2021-154-TI	3.00%(f)	09/20/2051	10,518,592
25,948,889	Series 2021-155-IE	3.00%(f)	09/20/2051	4,151,412
72,156,437	Series 2021-155-KI	4.00%(f)	09/20/2051	11,037,619
35,438,458	Series 2021-155-S (-1 x 30 day avg SOFR US + 3.20%, 0.00% Floor, 3.20% Cap)	0.00%(f)(g)	09/20/2051	684,288
36,039,018	Series 2021-155-SG (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.87%(f)(g)	09/20/2051	5,128,799
22,710,787	Series 2021-157-IO	0.88%(b)(f)	09/16/2063	1,452,743
42,580,308	Series 2021-158-IO	3.00%(f)	09/20/2051	6,696,920
58,939,709	Series 2021-158-IV	2.50%(f)	09/20/2051	8,392,231
22,616,960	Series 2021-160-IA	3.00%(f)	09/20/2051	3,609,321
73,046,444	Series 2021-160-SQ (-1 x 30 day avg SOFR US + 2.65%, 0.00% Floor, 3.00% Cap)	0.00%(f)(g)	09/20/2051	831,495
32,487,626	Series 2021-160-WI	2.50%(f)	09/20/2051	4,461,480
37,569,957	Series 2021-160-XI	3.00%(f)	09/20/2051	5,970,584
39,714,766	Series 2021-161-KI	3.50%(f)	09/20/2051	7,538,089
73,365,525	Series 2021-161-UI	3.00%(f)	09/20/2051	11,626,858
39,261,991	Series 2021-161-VI	3.00%(f)	09/20/2051	5,120,914
26,126,763	Series 2021-162-DI	3.00%(f)	09/20/2051	4,149,622
21,763,370	Series 2021-165-GI	2.50%(f)	09/20/2051	3,302,300
14,569,586	Series 2021-170-IO	0.99%(b)(f)	05/16/2063	1,087,618
36,761,120	Series 2021-175-IM	3.00%(f)	10/20/2051	5,036,795
14,424,877	Series 2021-175-IN	2.50%(f)	07/20/2051	1,893,259
48,005,895	Series 2021-175-IU	2.50%(f)	09/20/2051	6,900,175
40,217,667	Series 2021-176-TI	4.00%(f)	10/20/2051	6,440,369
107,417,826	Series 2021-177-IA	2.50%(f)	10/20/2051	15,909,010
56,587,033	Series 2021-180-IO	0.91%(b)(f)	11/16/2063	4,012,354
67,949,414	Series 2021-184-IO	0.88%(b)(f)	12/16/2061	4,644,859
25,218,665	Series 2021-188-IA	3.00%(f)	10/20/2051	4,007,939
44,743,446	Series 2021-188-IN	2.50%(f)	10/20/2051	6,418,389
31,193,324	Series 2021-188-IT	2.50%(f)	10/20/2051	5,024,278
21,150,686	Series 2021-188-IW	3.00%(f)	10/20/2051	3,222,794
154,198,989	Series 2021-189-IO	0.88%(b)(f)	06/16/2061	10,493,719
21,633,320	Series 2021-191-BI	2.50%(f)	10/20/2051	3,199,440
42,689,693	Series 2021-191-CI	2.50%(f)	10/20/2051	6,128,737
26,629,469	Series 2021-192-AI	3.00%(f)	10/20/2051	4,274,304
54,031,493	Series 2021-193-I	3.00%(f)	06/20/2051	8,859,517
3,993,099	Series 2021-193-SW (-1 x 30 day avg SOFR US + 2.55%, 0.00% Floor, 2.55% Cap)	0.00%(f)(g)	11/20/2051	41,211
64,763,203	Series 2021-196-IO	2.50%(f)	11/20/2051	9,610,477
60,931,502	Series 2021-2-IO	0.88%(b)(f)	06/16/2063	4,054,699
30,631,094	Series 2021-20-IO	1.15%(b)(f)	08/16/2062	2,480,861
84,160,079	Series 2021-200-IO	0.89%(b)(f)	11/16/2063	5,897,021
161,759,857	Series 2021-204-IO	0.88%(b)(f)	01/16/2064	11,387,263
23,647,051	Series 2021-205-DI	2.50%(f)	11/20/2051	3,408,819
176,415,884	Series 2021-208-IO	0.76%(b)(f)	06/16/2064	9,767,142
178,563,444	Series 2021-210-IO	0.98%(b)(f)	05/16/2062	13,246,390
51,108,090	Series 2021-211-IO	0.97%(b)(f)	01/16/2063	3,604,643
30,488,337	Series 2021-213-IH	3.00%(f)	12/20/2051	4,887,183
135,988,966	Series 2021-217-IO	0.79%(b)(f)	09/16/2063	8,225,673
289,140,967	Series 2021-219-IO	0.76%(b)(f)	02/16/2064	17,255,065
258,198,988	Series 2021-22-IO	0.97%(b)(f)	05/16/2063	18,239,899
8,563,290	Series 2021-226-TI	2.50%(f)	12/20/2051	1,259,546
67,019,043	Series 2021-24-XI	2.00%(f)	02/20/2051	8,208,700
30,611,148	Series 2021-24-YD	1.20%	02/20/2051	23,839,947
10,486,689	Series 2021-25-EI	2.50%(f)	02/20/2051	1,578,317
19,461,323	Series 2021-30-IB	2.50%(f)	02/20/2051	2,918,727
23,703,349	Series 2021-30-WI	2.50%(f)	02/20/2051	3,527,753
25,752,686	Series 2021-35-IO	1.03%(b)(f)	12/16/2062	1,969,225
74,828,981	Series 2021-35-IX	1.20%(b)(f)	12/16/2062	6,559,494
32,056,237	Series 2021-40-IO	0.82%(b)(f)	02/16/2063	1,997,540
574,553,568	Series 2021-45-IO	0.81%(b)(f)	04/16/2063	35,687,476
30,168,066	Series 2021-49-NI	2.50%(f)	03/20/2051	3,605,995
41,881,546	Series 2021-49-QI	2.50%(f)	03/20/2049	4,446,702
28,069,481	Series 2021-52-IO	0.72%(b)(f)	04/16/2063	1,472,359
66,307,206	Series 2021-57-JI	3.00%(f)	03/20/2051	11,433,425

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	35

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
7,389,415	Series 2021-58-HP	3.00%	08/20/2050	6,507,357
91,887,155	Series 2021-58-IE	3.00%(f)	07/20/2050	15,843,073
201,337,031	Series 2021-60-IO	0.83%(b)(f)	05/16/2063	12,513,781
71,540,883	Series 2021-64-IG	3.00%(f)	04/20/2051	12,335,830
231,775,019	Series 2021-65-IO	0.89%(b)(f)	08/16/2063	15,518,890
36,168,144	Series 2021-7-IP	3.50%(f)	07/20/2050	6,361,246
83,459,720	Series 2021-7-KI	2.50%(f)	01/20/2051	11,789,754
53,770,055	Series 2021-7-MI	2.50%(f)	01/20/2051	8,010,211
326,747,169	Series 2021-70-IO	0.71%(b)(f)	04/16/2063	17,679,015
154,443,979	Series 2021-71-IO	0.86%(b)(f)	10/16/2062	10,240,887
154,605,662	Series 2021-72-IO	0.56%(b)(f)	01/16/2061	6,692,632
94,410,797	Series 2021-74-CI	3.00%(f)	12/20/2050	14,620,296
91,931,726	Series 2021-77-SJ (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00%(f)(g)	05/20/2051	1,986,599
10,417,498	Series 2021-78-IC	4.00%(f)	05/20/2051	1,998,475
57,971,487	Series 2021-80-IO	0.90%(b)(f)	12/16/2062	4,052,769
305,198,981	Series 2021-85-IO	0.68%(b)(f)	03/16/2063	15,988,306
42,543,996	Series 2021-87-ET	2.00%	05/20/2051	35,168,207
55,270,962	Series 2021-9-AI	2.00%(f)	01/20/2051	5,392,047
103,463,300	Series 2021-9-MI	2.50%(f)	01/20/2051	15,602,328
31,702,084	Series 2021-94-IO	0.83%(b)(f)	02/16/2063	2,004,770
40,017,823	Series 2021-96-TS (-1 x 30 day avg SOFR US + 3.25%, 0.00% Floor, 3.25% Cap)	0.00%(f)(g)	06/20/2051	825,091
37,719,586	Series 2021-97-NI	2.50%(f)	08/20/2049	4,591,662
31,292,565	Series 2021-97-SH (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00%(f)(g)	06/20/2051	729,680
100,128,487	Series 2021-98-IG	3.00%(f)	06/20/2051	18,083,585
22,859,696	Series 2021-98-MI	2.50%(f)	06/20/2051	3,054,517
24,680,317	Series 2021-98-SB (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.87%(f)(g)	06/20/2051	3,049,683
63,150,498	Series 2021-98-ST (-1 x 30 day avg SOFR US + 2.73%, 0.00% Floor, 2.73% Cap)	0.00%(f)(g)	03/20/2051	221,601
7,833,879	Series 2021-98-SW (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.87%(f)(g)	06/20/2051	833,069
40,555,113	Series 2021-99-IO	0.58%(b)(f)	05/16/2061	1,807,140
199,745,067	Series 2022-102-IO	0.48%(b)(f)	06/16/2064	7,829,148
60,415,578	Series 2022-137-DI	2.50%(f)	02/20/2051	9,101,335
61,523,109	Series 2022-137-EI	2.50%(f)	06/20/2051	8,900,591
80,309,910	Series 2022-137-IO	3.00%(f)	01/20/2052	10,781,718
112,279,255	Series 2022-14-IO	0.66%(b)(f)	12/01/2061	5,194,476
86,121,728	Series 2022-141-IO	0.78%(b)(f)	06/16/2064	5,694,093
94,986,851	Series 2022-158-IO	0.88%(b)(f)	08/16/2064	7,008,206
27,200,208	Series 2022-160-ZD	3.00%(h)	11/20/2047	23,439,524
60,756,236	Series 2022-167-IO	0.82%(b)(f)	08/16/2065	3,809,586
130,823,578	Series 2022-169-IO	0.89%(b)(f)	01/16/2062	9,610,457
12,614,387	Series 2022-183-B	5.00%	04/20/2047	12,846,026
77,890,101	Series 2022-188-IO	2.50%(f)	02/20/2051	11,332,527
79,102,484	Series 2022-202-IO	0.72%(b)(f)	10/16/2063	4,844,173
75,731,689	Series 2022-207-EI	3.50%(f)	02/20/2052	13,586,174
80,031,376	Series 2022-207-IO	3.00%(f)	08/20/2051	13,513,426
72,981,991	Series 2022-21-IO	0.78%(b)(f)	10/16/2063	4,173,971
50,677,174	Series 2022-218-IO	3.50%(f)	01/20/2052	9,679,649
11,948,659	Series 2022-23-BA	3.00%	05/20/2049	11,026,803
142,534,499	Series 2022-27-IO	0.75%(b)(f)	03/16/2064	7,552,361
91,151,217	Series 2022-35-IO	0.55%(b)(f)	10/16/2063	4,164,362
139,519,153	Series 2022-38-IO	0.72%(b)(f)	04/16/2064	7,194,263
405,688,832	Series 2022-39-IO	0.62%(b)(f)	01/16/2064	20,460,592
119,196,656	Series 2022-42-IO	0.67%(b)(f)	12/16/2063	5,913,286
22,562,879	Series 2022-44-TY	2.00%	12/20/2051	18,153,499
58,154,169	Series 2022-48-IO	0.71%(b)(f)	01/16/2064	3,413,545
65,265,413	Series 2022-49-IO	0.76%(b)(f)	03/16/2064	3,488,658
122,717,680	Series 2022-54-IO	0.59%(b)(f)	10/16/2063	5,518,369
31,237,578	Series 2022-56-HI	2.50%(f)	01/20/2052	4,381,024
77,220,596	Series 2022-62-IO	0.62%(b)(f)	06/16/2064	3,745,608
202,538,327	Series 2022-71-IO	0.55%(b)(f)	06/16/2064	8,350,088
269,800,813	Series 2022-72-DI	0.58%(b)(f)	06/16/2064	11,942,922
95,898,894	Series 2022-73-IO	0.56%(b)(f)	07/16/2064	4,676,912
5,944,000	Series 2022-78-HW	2.50%	04/20/2052	4,624,270
245,199,315	Series 2022-79-IO	0.69%(b)(f)	08/16/2064	14,391,312
187,495,599	Series 2022-8-IO	0.86%(b)(f)	09/16/2063	11,275,535
120,390,177	Series 2022-83-IO	2.50%(f)	11/20/2051	17,830,604
123,154,654	Series 2022-86-IO	0.53%(b)(f)	10/16/2063	5,178,321

Principal Amount $	Security Description	Rate	Maturity	Value $
54,878,074	Series 2022-9-EI	3.00%(f)	01/20/2052	7,547,672
95,168,943	Series 2022-91-IO	0.43%(b)(f)	07/16/2064	3,848,546
450,235,377	Series 2023-108-IO	0.69%(b)(f)	08/16/2059	17,207,546
50,544,674	Series 2023-118-IO	0.65%(b)(f)	05/16/2065	2,603,051
42,802,008	Series 2023-121-IB	0.87%(b)(f)	03/16/2064	2,937,801
10,583,556	Series 2023-140-AS (-2 x 30 day avg SOFR US + 13.00%, 0.00% Floor, 13.00% Cap)	4.31%(g)	09/20/2053	10,763,437
48,582,040	Series 2023-16-IO	0.90%(b)(f)	07/16/2063	3,197,927
23,178,926	Series 2023-164-BV	3.00%	01/20/2052	20,169,441
422,099,535	Series 2023-179-IO	0.61%(b)(f)	09/16/2063	18,286,407
11,396,765	Series 2023-187-ZP	3.00%(h)	11/20/2051	6,770,246
191,832,251	Series 2023-19-IO	2.50%(f)	02/20/2051	28,154,778
24,972,253	Series 2023-196-DZ	4.50%(h)	12/20/2053	22,526,980
29,268,304	Series 2023-24-IH	3.50%(f)	07/20/2051	5,460,140
72,307,297	Series 2023-50-IO	0.86%(b)(f)	06/16/2064	4,668,340
30,340,320	Series 2023-58-IO	2.50%(f)	10/20/2050	4,143,028
33,304,275	Series 2023-60-PT	4.00%	10/20/2049	30,998,093
54,571,922	Series 2023-77-IO	0.70%(b)(f)	04/16/2065	3,092,291
11,882,307	Series 2023-88-IO	0.92%(b)(f)	03/16/2065	833,884
12,207,792	Series 2024-1-CZ	3.00%(h)	01/20/2050	9,278,470
18,626,168	Series 2024-111-FM (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.54%	07/20/2054	18,661,915
29,782,965	Series 2024-143-IO	3.50%(f)	02/20/2048	4,606,570
99,674,784	Series 2024-150-IO	0.97%(b)(f)	09/16/2066	7,859,576
198,228,823	Series 2024-161-IO	0.74%(b)(f)	06/16/2064	11,419,269
26,825,481	Series 2024-19-EZ	5.00%(h)	12/20/2063	26,255,270
24,151,839	Series 2024-20-LB	2.50%	11/20/2051	16,542,024
22,019,087	Series 2024-20-LI	2.50%(f)	11/20/2051	3,220,893
48,055,204	Series 2024-24-BI	3.00%(f)	12/20/2051	7,667,583
16,171,104	Series 2024-40-FE (30 day avg SOFR US + 1.00%, 1.00% Floor, 7.00% Cap)	5.34%	03/20/2054	16,196,341
76,888,002	Series 2024-47-IO	0.74%(b)(f)	10/16/2065	4,929,620
49,783,107	Series 2024-67-AI	0.74%(b)(f)	10/16/2065	3,146,307
28,299,523	Series 2024-78-FH (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.50% Cap)	5.59%	05/20/2054	28,409,976
82,266,973	Series 2024-86-IA	0.85%(b)(f)	08/16/2065	5,530,340
222,884,156	Series 2025-21-IO	0.94%(b)(f)	04/16/2065	14,111,888
	Total US Government and Agency Mortgage Backed Obligations (Cost $16,300,030,345)			15,201,502,525

US GOVERNMENT AND AGENCY OBLIGATIONS - 3.3%
300,205,000	United States Treasury Note/Bond	1.13%	05/15/2040	190,096,609
192,386,000	United States Treasury Note/Bond	1.13%	08/15/2040	120,639,549
335,238,000	United States Treasury Note/Bond	1.38%	11/15/2040	218,009,462
320,590,000	United States Treasury Note/Bond	1.88%	02/15/2041	225,051,676
148,600,000	United States Treasury Note/Bond	1.75%	08/15/2041	100,769,375
19,400,000	United States Treasury Note/Bond	2.00%	11/15/2041	13,635,320
186,150,000	United States Treasury Note/Bond	2.50%	02/15/2045	134,264,323
	Total US Government and Agency Obligations (Cost $989,675,552)			1,002,466,314

Shares
SHORT TERM INVESTMENTS - 2.5%
247,319,841	First American Government Obligations Fund - U	4.29%(l)	247,319,841
247,319,841	JPMorgan US Government Money Market Fund - IM	4.31%(l)	247,319,841
247,319,841	MSILF Government Portfolio - Institutional	4.27%(l)	247,319,841
	Total Short Term Investments (Cost $741,959,523)		741,959,523
	Total Investments - 99.5%(m) (Cost $33,698,057,823)		29,955,089,096
	Other Assets in Excess of Liabilities - 0.5%		154,834,781
	NET ASSETS - 100.0%		$30,109,923,877

36	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Mortgage Backed Obligations	50.5%
Non-Agency Residential Collateralized Mortgage Obligations	24.6%
Non-Agency Commercial Mortgage Backed Obligations	8.1%
Asset Backed Obligations	5.8%
Collateralized Loan Obligations	4.7%
US Government and Agency Obligations	3.3%
Short Term Investments	2.5%
Other Assets and Liabilities	0.5%
Net Assets	100.0%

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of March 31, 2025, the value of these securities total $9,006,413,016 or 29.9% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(c)	Value determined using significant unobservable inputs.
(d)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(e)	Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid.
(f)	Interest only security
(g)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(h)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.

(i)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(j)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(k)	Principal only security
(l)	Seven-day yield as of period end.
(m)	99.5% of the total investments are based in the United States.
LIBOR	London Interbank Offered Rate
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
Futures Contracts

Description	Long/Short	Contract Quantity	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)/Value
U.S. Treasury 2 Year Notes	Long	70,500	6/30/2025	$14,519,719,128	$85,898,130
U.S. Treasury Long Bonds	Long	23,000	6/18/2025	2,648,754,008	48,714,742
U.S. Treasury Ultra Bonds	Long	5,675	6/18/2025	680,479,730	13,289,020
U.S. Treasury 5 Year Note	Long	6,200	6/30/2025	662,972,891	7,595,859
10 Year U.S. Ultra Treasury Notes	Short	(30,600)	6/18/2025	(3,424,512,758)	(67,712,242)
					$87,785,509

(1)	Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.
The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	37

Schedule of Investments DoubleLine Core Fixed Income Fund	March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
ASSET BACKED OBLIGATIONS - 3.1%
	Aaset Trust
2,425,280	Series 2021-2A-B	3.54%(a)	01/15/2047	2,240,338
	Affirm, Inc.
4,000,000	Series 2025-1A-D	5.62%(a)	02/15/2033	4,022,677
	Apollo Aviation Securitization Equity Trust
7,744,542	Series 2024-1A-B	6.90%(a)	05/16/2049	8,083,273
5,792,872	Series 2024-2A-A	5.93%(a)	09/16/2049	5,854,740
	Carbon Level Mitigation Trust
18,559,825	Series 2021-5-CERT	0.61%(a)	10/13/2051	10,801,373
	Carvana Auto Receivables Trust
5,450,000	Series 2024-P3-A4	4.31%	09/10/2030	5,418,781
	Castlelake Aircraft Securitization Trust
3,304,552	Series 2021-1A-A	3.47%(a)	01/15/2046	3,204,576
	Cyrusone Holdco LLC
2,000,000	Series 2025-1A-A2	5.91%(a)	02/20/2050	2,032,624
	Diamond Infrastructure Funding LLC
3,000,000	Series 2021-1A-C	3.48%(a)	04/15/2049	2,825,186
	DigitalBridge Group, Inc.
6,500,000	Series 2023-1A-A2A	5.00%(a)	09/15/2048	6,456,911
	European Wax Center, Inc.
2,771,625	Series 2022-1A-A2	5.50%(a)	03/15/2052	2,724,414
	Exeter Automobile Receivables Trust
1,126,919	Series 2021-1A-D	1.08%	11/16/2026	1,120,795
8,500,000	Series 2021-1A-E	2.21%(a)	02/15/2028	8,361,288
	FWEA
5,697,881	Series 2024-1-A	7.15%(b)	08/25/2044	5,776,512
	GreenSky Home Improvement Issuer Trust
1,850,000	Series 2024-2-C	5.55%(a)	10/27/2059	1,854,175
	Helios Issuer LLC
1,937,305	Series 2018-1A-A	4.87%(a)	07/20/2048	1,839,570
	HERO Funding Trust
1,050,218	Series 2016-1A-A	4.05%(a)	09/20/2041	980,268
	Horizon Aircraft Finance Ltd.
1,220,068	Series 2019-2-A	3.43%(a)	11/15/2039	1,164,603
4,387,500	Series 2024-1-A	5.38%(a)	09/15/2049	4,338,031
	Hyundai Auto Receivables Trust
5,200,000	Series 2024-C-C	4.86%	02/17/2032	5,158,531
	ITE Rail Fund Levered LP
11,924,163	Series 2021-1A-A	2.25%(a)	02/28/2051	11,097,542
	MACH 1 Cayman Ltd.
6,017,690	Series 2019-1-A	3.47%(a)	10/15/2039	5,849,791
	Mosaic Solar Loans LLC
759,855	Series 2018-1A-A	4.01%(a)	06/22/2043	699,258
1,003,744	Series 2019-2A-B	3.28%(a)	09/20/2040	891,503
	Navient Student Loan Trust
3,399,478	Series 2018-A-B	3.68%(a)	02/18/2042	3,331,266
	NP Railcar Holdings LLC
1,991,933	Series 2016-1A-A1	4.16%(a)	04/20/2046	1,980,698
4,982,952	Series 2019-1A-A2	3.24%(a)	09/20/2049	4,823,970
	Pagaya AI Debt Selection Trust
1,018,321	Series 2021-2-NOTE	3.00%(a)	01/25/2029	1,007,133
	Primrose Holdings, Inc.
15,648,000	Series 2019-1A-A2	4.48%(a)	07/30/2049	15,438,149
	Sapphire Aviation Finance Ltd.
2,431,510	Series 2020-1A-A	3.23%(a)	03/15/2040	2,322,688
	SEB Funding LLC
4,987,500	Series 2021-1A-A2	4.97%(a)	01/30/2052	4,874,356
	SERVPRO Master Issuer LLC
947,500	Series 2019-1A-A2	3.88%(a)	10/25/2049	929,249

Principal Amount $	Security Description	Rate	Maturity	Value $
	Shenton Aircraft Investment Ltd.
871,353	Series 2015-1A-A	4.75%(a)	10/15/2042	849,923
	SOFI Alternative Trust
887,592	Series 2021-1-PT1	9.72%(a)(c)	05/25/2030	880,773
1,003,600	Series 2021-2-A	1.25%(a)	08/15/2030	984,934
75,000	Series 2021-2-R1	0.00%(a)(b)(d)	08/15/2030	322,472
	Start Ltd./Bermuda
1,518,759	Series 2019-1-A	4.09%(a)	03/15/2044	1,508,060
	Start/Bermuda
1,602,767	Series 2018-1-A	4.09%(a)	05/15/2043	1,600,811
	Subway Funding LLC
4,488,750	Series 2024-1A-A23	6.51%(a)	07/30/2054	4,586,383
4,987,500	Series 2024-3A-A23	5.91%(a)	07/30/2054	4,937,204
	Sunrun, Inc.
4,174,188	Series 2019-2-A	3.61%(a)	02/01/2055	3,906,502
9,561,805	Series 2020-1A-A	2.21%(a)	07/31/2051	8,472,769
	Switch ABS Issuer LLC
6,000,000	Series 2024-2A-A2	5.44%(a)	06/25/2054	5,972,945
	Tesla Sustainable Energy Trust
3,600,000	Series 2024-1A-B	5.82%(a)	06/21/2050	3,616,536
	Upgrade Master Pass-Thru Trust
187,520	Series 2021-PT3-A	13.48%(a)(c)	07/15/2027	175,022
793,326	Series 2021-PT4-A	11.80%(a)(c)	08/15/2027	758,798
	Upstart Pass-Through Trust Series
261,988	Series 2021-ST2-A	2.50%(a)	04/20/2027	260,485
	Upstart Securitization Trust
4,313,850	Series 2021-2-C	3.61%(a)	06/20/2031	4,279,988
2,268,455	Series 2021-3-C	3.28%(a)	07/20/2031	2,239,797
12,736,086	Series 2021-4-C	3.19%(a)	09/20/2031	12,513,859
3,621,576	Series 2023-3-A	6.90%(a)	10/20/2033	3,652,624
	USASF Receivables LLC
1,761,859	Series 2021-1A-C	2.20%(a)	05/15/2026	1,659,677
	Vantage Data Centers Holding LLC
1,075,000	Series 2020-2A-A2	1.99%(a)	09/15/2045	999,114
	WAVE USA
7,284,239	Series 2019-1-A	3.60%(a)	09/15/2044	6,833,424
	Total Asset Backed Obligations (Cost $217,683,502)			208,516,369

BANK LOANS - 2.4%
	1261229 BC Ltd.
385,000	Senior Secured Term Loan (1 mo. Term SOFR + 6.25%, 0.00% Floor)	10.57%	09/25/2030	371,044
	AAdvantage Loyalty IP Ltd.
854,750	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.54%	04/20/2028	846,002
	ABG Intermediate Holdings 2 LLC
94,525	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.57%	12/21/2028	93,656
1,020,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.57%	03/05/2032	1,010,014
	Access CIG LLC
661,083	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.54%	08/18/2028	662,094
	Acrisure LLC
1,238,847	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	11/06/2030	1,233,316

38	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	Acuris Finance US, Inc.
650,017	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	8.05%	02/16/2028	649,916
	ADMI Corp.
1,622,324	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.86%, 0.50% Floor)	8.19%	12/23/2027	1,612,192
735,688	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.75%, 0.00% Floor)	10.07%	12/23/2027	739,826
	AI Aqua Merger Sub, Inc.
1,527,585	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	7.32%	07/31/2028	1,515,479
	Air Canada
430,650	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.00% Floor)	6.34%	03/21/2031	426,477
	Alliant Holdings Intermediate LLC
1,112,232	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	09/19/2031	1,106,670
	Allied Universal Holdco LLC
1,002,622	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.85%, 0.50% Floor)	8.17%	05/15/2028	1,002,702
	Allspring Buyer LLC
1,424,188	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.31%	11/01/2030	1,424,552
	Alpha Generation LLC
855,700	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	09/30/2031	857,039
	Altice France SA
979,629	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.50%, 0.00% Floor)	9.80%	08/31/2028	880,564
	Amentum Holdings, Inc.
1,037,400	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.57%	09/29/2031	1,005,308
	AmWINS Group, Inc.
842,888	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.75% Floor)	6.57%	01/21/2032	837,160
	APi Group DE, Inc.
295,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.07%	01/03/2029	294,375
	Applied Systems, Inc.
330,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 4.50%, 0.00% Floor)	8.83%	02/23/2032	337,927
	Apro LLC
830,825	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	8.05%	07/09/2031	829,271
	Arches Buyer, Inc.
239,375	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.35%, 0.50% Floor)	7.67%	12/06/2027	234,663
	Ardonagh Group Finco Pty Ltd.
8,689	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	02/18/2031	8,591
65,381	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	02/18/2031	64,646
3,193	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	02/18/2031	3,157

Principal Amount $	Security Description	Rate	Maturity	Value $
13,710	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	02/18/2031	13,556
29,306	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	02/18/2031	28,977
23,461	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	02/18/2031	23,197
157,652	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	02/18/2031	155,878
156,045	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	02/18/2031	154,289
	Arsenal AIC Parent LLC
208,877	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	08/19/2030	207,728
	Ascend Learning LLC
854,643	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	12/11/2028	845,485
167,545	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.85%, 0.50% Floor)	10.17%	12/10/2029	167,293
	Aspire Bakeries Holdings LLC
691,508	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.57%	12/23/2030	694,101
	AssuredPartners, Inc.
1,396,223	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	7.82%	02/14/2031	1,399,435
	Astra Acquisition Corp.
699,785	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 8.99%, 0.75% Floor)	13.47%(e)	10/25/2029	15,745
	Asurion LLC
295,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.36%, 0.00% Floor)	9.69%	02/03/2028	280,250
122,832	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.35%, 0.00% Floor)	8.67%	08/21/2028	121,888
485,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.36%, 0.00% Floor)	9.69%	01/22/2029	450,975
1,000,017	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.57%	09/19/2030	988,692
	Aveanna Healthcare LLC
1,164,623	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.85%, 0.50% Floor)	8.16%	07/17/2028	1,144,976
243,366	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 7.15%, 0.50% Floor)	11.46%	12/10/2029	232,901
	Bally’s Corp.
719,204	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.50% Floor)	7.80%	10/02/2028	642,274
	Bausch + Lomb Corp.
1,553,489	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.35%, 0.50% Floor)	7.67%	05/10/2027	1,549,978
551,600	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	8.32%	09/29/2028	550,913
	BCP Renaissance Parent LLC
996,159	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.30%	10/31/2028	995,846
	BCPE Empire Holdings, Inc.
2,409,091	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	7.57%	12/26/2030	2,378,977

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	39

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	BMC Software, Inc.
2,610,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.29%	07/30/2031	2,568,266
	Boxer Parent Co., Inc.
247,982	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 5.75%, 0.00% Floor)	10.04%	07/30/2032	239,922
	Brand Industrial Services, Inc.
706,466	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.50% Floor)	8.79%	08/01/2030	670,161
	Brazos Delaware II LLC
114,138	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	7.31%	02/11/2030	114,372
	BroadStreet Partners, Inc.
809,825	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	06/16/2031	803,824
79,147	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	06/16/2031	78,560
	Camelot US Acquisition LLC
218,087	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	01/31/2031	215,405
19,940	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	01/31/2031	19,695
940,379	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	01/31/2031	928,817
	Carnival Corp.
162,974	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.75% Floor)	6.32%	08/09/2027	162,933
559,793	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.75% Floor)	6.32%	10/18/2028	560,143
	Castle US Holding Corp.
329,491	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.01%, 0.00% Floor)	8.32%	01/29/2027	204,619
	Cengage Learning, Inc.
342,135	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 1.00% Floor)	7.82%	03/24/2031	339,833
198,784	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 1.00% Floor)	7.82%	03/24/2031	197,446
	Central Parent LLC
424,195	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.55%	07/06/2029	365,338
	Chariot Buyer LLC
892,942	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.35%, 0.50% Floor)	7.67%	11/03/2028	885,709
	CHG PPC Parent LLC
1,961,463	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.11%, 0.50% Floor)	7.44%	12/08/2028	1,961,463
	Clarios Global LP
1,532,310	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	6.82%	05/06/2030	1,513,922
3,390,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	01/28/2032	3,344,795
	Clearwater Analytics LLC
165,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.56%	04/21/2032	164,588

Principal Amount $	Security Description	Rate	Maturity	Value $
	Cloud Software Group, Inc.
711,425	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	8.05%	03/24/2031	705,456
1,788	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.05%	03/24/2031	1,773
	ClubCorp Holdings, Inc.
786,604	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.26%, 0.00% Floor)	9.30%	09/18/2026	788,979
32,080	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.26%, 0.00% Floor)	9.30%	09/18/2026	32,177
	Clydesdale Acquisition Holdings, Inc.
666,440	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.18%, 0.50% Floor)	7.50%	04/13/2029	664,321
285,017	Senior Secured Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.57%	03/29/2032	283,770
	CMG Media Corp.
248,159	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.60%, 0.00% Floor)	7.90%	06/18/2029	233,675
	CNT Holdings I Corp.
173,250	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.75% Floor)	6.80%	11/08/2032	172,397
	Cogentrix Finance Holdco I LLC
250,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	02/26/2032	249,375
	Columbus McKinnon Corp./NY
110,942	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.50% Floor)	6.80%	05/15/2028	110,803
	CommScope LLC
0	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.25%, 2.00% Floor)	9.57%	12/17/2029	—
705,983	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.25%, 2.00% Floor)	9.57%	12/17/2029	704,070
	Compass Power Generation LLC
1,466,680	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 1.00% Floor)	8.07%	04/16/2029	1,470,809
	Construction Partners, Inc.
827,925	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	6.83%	11/03/2031	824,477
	CoreLogic, Inc.
342,722	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.61%, 0.50% Floor)	7.94%	06/02/2028	337,011
	Cornerstone Building Brands, Inc.
448,308	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	7.67%	04/12/2028	379,381
124,375	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.50%, 0.50% Floor)	8.82%	05/15/2031	103,276
	Cornerstone OnDemand, Inc.
282,212	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.01%, 0.50% Floor)	8.19%	10/16/2028	245,877
	Corpay Technologies Operating Co. LLC
199,500	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.07%	04/28/2028	199,204
	Cotiviti, Inc.
545,107	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	04/30/2031	534,205

40	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
850,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	7.07%	03/29/2032	831,938
	CPI Holdco B LLC
328,350	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.32%	05/19/2031	325,546
415,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.57%	05/19/2031	412,668
	CPPIB OVM Member US LLC
488,050	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	08/20/2031	485,508
	Creative Artists Agency LLC
84,788	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	10/01/2031	84,648
	Crosby US Acquisition Corp.
415,312	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	7.82%	08/16/2029	416,149
	Cross Financial Corp.
819,372	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.57%	10/31/2031	820,397
	Crown Equipment Corp.
830,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	6.82%	10/10/2031	828,788
	Crown Finance US, Inc.
713,213	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	9.57%	12/02/2031	710,345
	CSC Holdings LLC
619,649	Senior Secured First Lien Term Loan (Prime Rate + 1.50%, 0.00% Floor)	6.92%	04/15/2027	583,907
	Cube A&D Buyer, Inc.
910,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	7.79%	10/20/2031	905,072
	Curium Bidco Sarl
203,712	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	7.80%	07/31/2029	203,712
458,474	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	7.80%	07/31/2029	458,474
684,021	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	7.80%	07/31/2029	684,021
	Cyborg Oldco DC Holdings, Inc.
372,286	Senior Secured Term Loan (1 mo. Term SOFR + 3.00%, 1.00% Floor)	8.33%(b)(e)	05/01/2026	2,048
	Dexko Global, Inc.
538,064	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.19%	10/04/2028	502,675
	DG Investment Intermediate Holdings 2, Inc.
1,225,545	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.86%, 0.75% Floor)	8.19%	03/31/2028	1,221,458
250,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 6.86%, 0.75% Floor)	11.19%	03/29/2029	248,594
	Directv Financing LLC
171,292	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.26%, 0.75% Floor)	9.55%	08/02/2027	171,745
340,692	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.51%, 0.75% Floor)	9.80%	08/02/2029	336,349

Principal Amount $	Security Description	Rate	Maturity	Value $
	Dun & Bradstreet Corp.
765,357	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.57%	01/18/2029	764,400
	Dynasty Acquisition Co., Inc.
186,909	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.32%	10/31/2031	186,612
491,391	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.32%	10/31/2031	490,609
	EAB Global, Inc.
1,004,850	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	7.32%	08/16/2030	975,960
	Eagle Parent Corp.
89,123	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.55%	04/02/2029	85,017
930,279	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.55%	04/02/2029	887,421
89,123	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.55%	04/02/2029	85,017
	Ecovyst Catalyst Technologies LLC
251,160	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.00% Floor)	6.29%	06/12/2031	247,603
651,156	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.00% Floor)	6.29%	06/12/2031	641,933
	Edelman Financial Engines Center LLC
465,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	9.57%	10/06/2028	466,511
	EG America LLC
625,801	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.00% Floor)	8.56%	02/07/2028	626,865
	Eisner Advisory Group LLC
914,167	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	8.32%	02/28/2031	914,533
	Element Materials Technology Group US Holdings, Inc.
1,148,314	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	8.05%	06/25/2029	1,147,953
	Ellucian Holdings, Inc.
1,243,344	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	10/29/2029	1,242,791
55,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 4.75%, 0.00% Floor)	9.07%	11/22/2032	55,882
	Emrld Borrower LP
815,900	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	6.80%	08/04/2031	809,418
	EOC Borrower LLC
680,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	03/24/2032	679,578
	Everi Holdings, Inc.
453,071	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.61%, 0.50% Floor)	6.94%	08/03/2028	453,769
	Fertitta Entertainment LLC/NV
2,305,417	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	7.82%	01/29/2029	2,273,257
	FinThrive Software Intermediate Holdings, Inc.
63,686	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	8.32%	12/17/2028	61,948

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	41

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
106,410	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.11%, 0.50% Floor)	8.44%	12/17/2028	91,679
	Focus Financial Partners LLC
2,658,538	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	09/15/2031	2,636,046
	Fortrea Holdings, Inc.
59,794	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.07%	07/01/2030	56,506
	Freeport LNG Investments LLLP
697,931	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.54%	12/21/2028	690,659
	Gainwell Acquisition Corp.
906,385	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.10%, 0.75% Floor)	8.40%	10/01/2027	852,582
	Garda World Security Corp.
650,832	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	02/01/2029	649,342
	GBT US III LLC
553,613	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	6.80%	07/28/2031	551,661
	Gen Digital, Inc.
1,020,000	Senior Secured Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	6.06%	02/13/2032	1,011,585
	GFL ES US LLC
1,275,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	6.82%	03/03/2032	1,265,437
	GIP II Blue Holding LP
1,333	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 1.00% Floor)	8.07%	09/29/2028	1,319
	GIP Pilot Acquisition Partners LP
461,920	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.00% Floor)	6.30%	10/04/2030	460,694
	Gogo Intermediate Holdings LLC
453,734	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.86%, 0.75% Floor)	8.19%	04/28/2028	425,904
	Golden State Foods LLC
572,139	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.56%	12/04/2031	574,702
	Grant Thornton Advisors Holdings LLC
876,646	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	05/30/2031	873,223
	Gray Media, Inc.
467,496	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.44%	12/01/2028	429,561
	Great Outdoors Group LLC
2,109,858	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.75% Floor)	7.57%	01/23/2032	2,108,011
	Hamilton Projects Acquiror LLC
221,260	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	7.32%	05/30/2031	221,346
	Helios Software Holdings, Inc.
785,564	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	7.80%	07/18/2030	787,119

Principal Amount $	Security Description	Rate	Maturity	Value $

	Hexion Holdings Corp.
848,956	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	8.32%	03/15/2029	827,278
	Hightower Holding LLC
1,383,050	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.29%	02/17/2032	1,375,277
	HomeServe USA Holding Corp.
465,300	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.32%	10/21/2030	461,478
	Hunter Douglas, Inc.
594,851	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.55%	01/19/2032	570,165
	iHeartCommunications, Inc.
249,375	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.78%, 0.00% Floor)	10.36%	05/01/2029	203,344
	INEOS US Finance LLC
2,120,359	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.57%	02/19/2030	2,042,499
165,235	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	02/07/2031	158,377
132,519	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	02/07/2031	127,020
	INEOS US Petrochem LLC
514,625	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.35%, 0.00% Floor)	8.67%	03/29/2029	495,327
565,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.57%	10/07/2031	531,100
	ION Trading Technologies Sarl
340,375	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	7.80%	04/03/2028	337,930
	Kaman Corp.
641,940	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	02/26/2032	634,182
641,940	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	02/26/2032	634,182
	Kaseya, Inc.
495,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.57%	03/22/2032	494,074
	Kenan Advantage Group, Inc.
921,189	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.57%	01/25/2029	918,693
	Klockner Pentaplast of America, Inc.
469,456	Senior Secured First Lien Term Loan (6 mo. SOFR US + 4.98%, 0.50% Floor)	9.23%	02/09/2026	429,160
	Kronos Acquisition Holdings, Inc.
464,042	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.00% Floor)	8.29%	07/08/2031	400,237
	Lasership, Inc.
167,425	Senior Secured First Lien (1 mo. SOFR US + 7.76% Cash or 1 mo. SOFR US + 1.71% + 7.00% PIK, 0.75% Floor)	12.20%	08/10/2029	45,833
3,580	Senior Secured First Lien (1 mo. SOFR US + 7.61% Cash or 1 mo. SOFR US + 1.61% + 7.00% PIK, 0.75% Floor)	12.05%	08/10/2029	980

42	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	LBM Acquisition LLC
1,426,573	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.85%, 0.75% Floor)	8.17%	06/06/2031	1,321,007
	LC Ahab US Bidco LLC
1,254,835	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	05/01/2031	1,246,992
	Life Time, Inc.
578,550	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	6.80%	11/05/2031	577,899
	LifePoint Health, Inc.
1,038,986	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	8.05%	05/19/2031	1,009,977
	Lightning Power LLC
751,225	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.00% Floor)	6.55%	08/18/2031	747,987
	Lumen Technologies, Inc.
365,528	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.35%, 2.00% Floor)	6.79%	04/16/2029	352,223
	Madison IAQ Incremental T/L B
415,000	Senior Secured Term Loan	7.57%(f)	03/29/2032	411,628
	Madison IAQ LLC
1,431,046	Senior Secured First Lien Term Loan (6 mo. SOFR US + 2.50%, 0.50% Floor)	6.76%	06/21/2028	1,417,000
	Madison Safety & Flow LLC
477,850	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	09/26/2031	477,625
	McAfee Corp.
1,121,016	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	7.32%	03/01/2029	1,072,812
	MH Sub I LLC
613,990	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.50% Floor)	8.57%	12/31/2031	565,724
	Michaels Cos., Inc.
279,011	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.75% Floor)	8.81%	04/17/2028	207,959
	Mister Car Wash Holdings, Inc.
204,082	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	6.79%	03/27/2031	203,572
	Mitchell International, Inc.
851,549	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	7.57%	06/17/2031	842,625
500,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	9.57%	06/17/2032	488,125
	MITER Brands Acquisition Holdco, Inc.
218,350	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	03/28/2031	214,954
	Motion Finco Sarl
343,647	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	7.80%	11/30/2029	330,975
	MX Holdings US, Inc.
250,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.56%	02/19/2032	249,531

Principal Amount $	Security Description	Rate	Maturity	Value $
	Natgasoline LLC
295,000	Senior Secured Term Loan (1 mo. Term SOFR + 5.50%, 0.00% Floor)	9.82%	03/25/2030	287,994
	NEP Group, Inc.
40,483	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.36% + 1.50% PIK, 0.00% Floor)	7.82%	08/19/2026	37,771
1,192,490	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.36% + 1.50% PIK, 0.00% Floor)	7.82%	08/19/2026	1,112,594
	Newfold Digital Holdings Group, Inc.
347,472	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.93%, 0.75% Floor)	7.93%	02/10/2028	235,538
	OneDigital Borrower LLC
1,568,150	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	7.32%	07/02/2031	1,560,011
166,276	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.50% Floor)	9.57%	07/02/2032	166,483
	Ontario Gaming GTA LP
1,129,670	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.55%	08/01/2030	1,114,419
	Opal LLC
1,945,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.57%	03/31/2032	1,935,275
	Pactiv Evergreen Group Holdings, Inc.
128,264	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	6.82%	09/25/2028	128,215
632,693	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	6.82%	09/25/2028	632,449
161,688	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	6.82%	09/25/2028	161,626
	Par Petroleum LLC
269,503	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	8.04%	02/28/2030	265,292
	Peraton Corp.
746,288	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.85%, 0.75% Floor)	8.17%	02/01/2028	665,886
	PetSmart LLC
850,947	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.85%, 0.75% Floor)	8.17%	02/14/2028	839,420
	Polar US Borrower LLC
174,912	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.85% + 0.75% PIK, 0.00% Floor)	9.92%	10/16/2028	98,242
558	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.85% + 0.75% PIK, 0.00% Floor)	9.92%	10/16/2028	313
176,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.85% + 0.75% PIK, 0.00% Floor)	9.92%	10/16/2028	98,853
333	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.85% + 0.75% PIK, 0.00% Floor)	9.92%	10/16/2028	187
	Polaris Newco LLC
894,710	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.86%, 0.50% Floor)	8.56%	06/05/2028	858,591

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	43

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Pregis TopCo LLC
1,374,011	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	8.32%	07/31/2026	1,376,223
	Pretium PKG Holdings, Inc.
9,108	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75% + 1.25% PIK, 1.00% Floor)	9.31%	10/02/2028	9,202
302,386	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75% + 1.25% PIK, 1.00% Floor)	9.31%	10/02/2028	305,505
275,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 7.01%, 0.50% Floor)	11.31%	10/01/2029	64,316
	Quikrete Holdings, Inc.
585,196	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.57%	03/19/2029	580,400
173,253	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.57%	04/14/2031	171,569
845,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.57%	02/10/2032	836,575
	Radiology Partners, Inc.
1,000,165	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50% + 1.50% PIK, 0.00% Floor)	8.09%	01/31/2029	966,565
32,054	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.76% + 1.50% PIK, 0.00% Floor)	8.09%	01/31/2029	30,977
	RealPage, Inc.
463,798	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.11%, 0.50% Floor)	7.56%	04/24/2028	458,263
340,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	8.05%	04/24/2028	340,638
	Sabre GLBL, Inc.
254,118	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.61%, 0.50% Floor)	7.94%	12/17/2027	245,541
226,062	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.61%, 0.50% Floor)	7.94%	12/17/2027	218,433
163,913	Senior Secured First Lien Term Loan (1 mo. SOFR US + 6.10%, 0.00% Floor)	10.42%	11/15/2029	159,815
378,094	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.00%, 0.50% Floor)	10.42%	11/15/2029	371,162
	Savor Acquisition, Inc.
639,655	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.57%	02/19/2032	639,815
	Scientific Games Holdings LP
572,125	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.50% Floor)	7.30%	04/04/2029	569,502
	Sedgwick Claims Management Services, Inc.
1,119,375	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.31%	07/31/2031	1,117,013
	Signia Aerospace LLC
629,538	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	12/11/2031	627,178
515,077	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	12/11/2031	513,145
	Six Flags Entertainment Corp.
352,338	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.32%	05/01/2031	351,589

Principal Amount $	Security Description	Rate	Maturity	Value $
	Solenis Holdings Ltd.
1,328,333	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.50% Floor)	7.30%	06/23/2031	1,309,650
	Sotera Health Holdings LLC
1,402,950	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.55%	05/30/2031	1,402,073
	Spin Holdco, Inc.
195,424	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.26%, 0.75% Floor)	8.56%	03/06/2028	165,989
	Staples, Inc.
378,100	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.75%, 0.50% Floor)	10.04%	09/10/2029	336,887
	Starwood Property Mortgage LLC
373,263	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.57%	01/02/2030	372,565
	StubHub Holdco Sub LLC
915,526	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.00% Floor)	9.07%	03/15/2030	913,237
	SWF Holdings I Corp.
294,260	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.11%, 1.00% Floor)	8.44%	10/06/2028	242,928
	Team Health Holdings, Inc.
501,206	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.25%, 1.00% Floor)	9.54%	03/02/2027	489,189
	Tecta America Corp.
830,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	02/18/2032	824,916
	Thunder Generation Funding LLC
1,023,071	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.00% Floor)	7.30%	10/03/2031	1,024,191
1,779	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.00% Floor)	7.30%	10/03/2031	1,781
	Tiger Acquisition LLC
836,933	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	7.07%	06/01/2028	835,364
	Titan Acquisition Ltd./Canada
1,161,225	Senior Secured First Lien Term Loan (6 mo. SOFR US + 4.50%, 0.00% Floor)	8.78%	02/15/2029	1,157,718
	Townsquare Media, Inc.
235,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.50% Floor)	9.32%	02/19/2030	221,488
	Trans Union LLC
421,813	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.07%	06/24/2031	421,022
	TransDigm, Inc.
935,300	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	6.83%	01/20/2032	931,526
	Travelport Finance Luxembourg Sarl
154,276	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.69%, 1.00% Floor)	11.30%	09/29/2028	139,785
95,437	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.69%, 1.00% Floor)	11.30%	09/29/2028	86,473

44	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	TricorBraun Holdings, Inc.
982,491	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.36%, 0.50% Floor)	7.69%	03/03/2028	975,034
	Trident TPI Holdings, Inc.
1,039,725	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.50% Floor)	8.05%	09/18/2028	1,006,584
	UFC Holdings LLC
673,313	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.00% Floor)	6.58%	11/21/2031	672,373
	United Natural Foods, Inc.
461,513	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	9.06%	05/01/2031	468,147
	United Talent Agency LLC
341,550	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	8.07%	07/07/2028	342,831
	Univision Communications, Inc.
742,664	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.55%	06/25/2029	722,857
	Upbound Group, Inc.
656,909	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.50% Floor)	7.04%	02/17/2028	656,190
	Vantage Specialty Chemicals, Inc.
895,743	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.50% Floor)	9.07%	10/26/2026	866,815
	Veritiv Operating Co.
279,298	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	8.31%	11/29/2030	278,153
	Vestis Corp.
311,719	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.00% Floor)	6.58%	02/24/2031	311,038
	Victra Holdings LLC
576,571	Senior Secured First Lien (1 mo. Term SOFR + 4.25%, 0.00% Floor)	8.57%	03/29/2029	576,213
	Virgin Media Bristol LLC
783,482	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.28%, 0.00% Floor)	7.72%	03/31/2031	755,484
	VT Topco, Inc.
395,020	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.50% Floor)	7.30%	08/09/2030	395,267
	Wand NewCo 3, Inc.
429,415	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.07%	01/30/2031	423,674
	WaterBridge Midstream Operating LLC
1,951,766	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.00% Floor)	9.05%	06/27/2029	1,939,460
	WaterBridge NDB Operating LLC
457,700	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.00% Floor)	8.31%	05/10/2029	459,776
	WestJet Loyalty LP
1,106,892	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.55%	02/14/2031	1,068,428

Principal Amount $	Security Description	Rate	Maturity	Value $
	White Cap Supply Holdings LLC
718,200	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.57%	10/31/2029	698,065
	WhiteWater DBR HoldCo LLC
442,778	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.00% Floor)	6.55%	03/03/2031	441,855
	Zayo Group Holdings, Inc.
377,145	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.11%, 0.00% Floor)	7.44%	03/09/2027	351,959
410,000	Senior Secured First Lien Term Loan (1 mo. Term OFR + 4.25%, 0.50% Floor)	8.57%	03/09/2027	385,941
	Zelis Payments Buyer, Inc.
827,925	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.57%	11/26/2031	826,890
	Ziggo Financing Partnership
850,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.61%, 0.00% Floor)	6.93%	04/28/2028	830,102
	Total Bank Loans (Cost $163,448,949)			160,397,591

COLLATERALIZED LOAN OBLIGATIONS - 3.0%
	Aimco CDO
2,000,000	Series 2018-AA-D1R (3 mo. Term SOFR + 2.85%, 2.85% Floor)	7.37%(a)	10/17/2037	2,000,100
	Anchorage Capital CLO Ltd.
5,000,000	Series 2021-19A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	5.77%(a)	10/15/2034	5,006,618
	Babson CLO Ltd./Cayman Islands
2,000,000	Series 2018-1A-C (3 mo. Term SOFR + 2.86%, 0.00% Floor)	7.16%(a)	04/15/2031	1,999,706
	Bain Capital Credit CLO
500,000	Series 2024-4A-D1 (3 mo. Term SOFR + 3.10%, 3.10% Floor)	7.97%(a)	10/23/2037	498,292
5,000,000	Series 2024-6A-A1 (3 mo. Term SOFR + 1.33%, 1.33% Floor)	5.65%(a)	01/21/2038	4,998,492
	Battalion CLO Ltd.
3,000,000	Series 2022-23A-A1R (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.72%(a)	10/15/2037	3,006,629
	Birch Grove CLO
10,000,000	Series 2023-5A-A1R (3 mo. Term SOFR + 1.41%, 1.41% Floor)	5.70%(a)	10/20/2037	10,020,528
	BlueMountain CLO Ltd.
2,000,000	Series 2016-3A-DR (3 mo. Term SOFR + 3.36%, 3.10% Floor)	7.68%(a)	11/15/2030	1,998,674
2,400,000	Series 2017-2A-C (3 mo. Term SOFR + 3.26%, 0.00% Floor)	7.55%(a)	10/20/2030	2,392,439
2,500,000	Series 2018-23A-D1R (3 mo. Term SOFR + 3.85%, 3.85% Floor)	8.14%(a)	07/20/2037	2,509,644
	Canyon Capital CLO Ltd.
2,500,000	Series 2012-1RA-D (3 mo. Term SOFR + 3.26%, 0.00% Floor)	7.56%(a)	07/15/2030	2,504,334
2,750,000	Series 2014-1A-CR (3 mo. Term SOFR + 3.01%, 2.75% Floor)	7.30%(a)	01/30/2031	2,743,797
3,000,000	Series 2016-1A-DR (3 mo. Term SOFR + 3.06%, 0.00% Floor)	7.36%(a)	07/15/2031	3,003,671

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	45

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
2,500,000	Series 2021-1A-D (3 mo. Term SOFR + 3.36%, 3.10% Floor)	7.66%(a)	04/15/2034	2,504,063
	Canyon CLO
1,000,000	Series 2021-3A-D (3 mo. Term SOFR + 3.31%, 3.05% Floor)	7.61%(a)	07/15/2034	1,001,845
	Carlyle Global Market Strategies
9,000,000	Series 2021-9A-D (3 mo. Term SOFR + 3.46%, 3.20% Floor)	7.75%(a)	10/20/2034	9,014,045
1,000,000	Series 2022-5A-D1R (3 mo. Term SOFR + 3.15%, 3.15% Floor)	7.45%(a)	10/15/2037	996,975
	Cathedral Lake CLO Ltd.
6,000,000	Series 2021-8A-C (3 mo. Term SOFR + 2.88%, 2.62% Floor)	7.17%(a)	01/20/2035	6,000,961
5,000,000	Series 2021-8A-D1 (3 mo. Term SOFR + 3.68%, 3.42% Floor)	7.97%(a)	01/20/2035	5,008,724
	Cent CLO
9,500,000	Series 2018-27A-DR (3 mo. Term SOFR + 4.09%, 3.83% Floor)	8.39%(a)	01/25/2035	9,524,537
	Dryden Senior Loan Fund
3,000,000	Series 2015-40A-DR (3 mo. Term SOFR + 3.36%, 3.10% Floor)	7.68%(a)	08/15/2031	3,004,784
2,200,000	Series 2016-43A-DR3 (3 mo. Term SOFR + 3.51%, 3.25% Floor)	7.80%(a)	04/20/2034	2,199,229
	ING Investment Management CLO Ltd.
3,000,000	Series 2014-1A-CR2 (3 mo. Term SOFR + 3.06%, 0.00% Floor)	7.35%(a)	04/18/2031	3,004,492
	LCM LP
2,000,000	Series 25A-D (3 mo. Term SOFR + 3.71%, 0.00% Floor)	8.00%(a)	07/20/2030	2,004,300
3,250,000	Series 28A-D (3 mo. Term SOFR + 3.21%, 2.95% Floor)	7.50%(a)	10/20/2030	3,212,993
4,000,000	Series 30A-DR (3 mo. Term SOFR + 3.26%, 3.00% Floor)	7.55%(a)	04/20/2031	3,957,939
	LCM XIII LP
4,000,000	Series 14A-DR (3 mo. Term SOFR + 3.01%, 0.00% Floor)	7.30%(a)	07/20/2031	4,001,533
	Magnetite CLO Ltd.
2,000,000	Series 2019-23A-DR (3 mo. Term SOFR + 3.31%, 3.05% Floor)	7.61%(a)	01/25/2035	2,003,728
	Marble Point CLO
1,500,000	Series 2022-2A-BR (3 mo. Term SOFR + 2.85%, 2.85% Floor)	7.14%(a)	10/20/2036	1,512,577
	Menlo CLO Ltd.
3,000,000	Series 2024-1A-A1 (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.75%(a)	01/20/2038	3,002,170
	Octagon Investment Partners Ltd.
5,600,000	Series 2012-1A-CRR (3 mo. Term SOFR + 4.16%, 3.90% Floor)	8.46%(a)	07/15/2029	5,610,489
2,000,000	Series 2013-1A-DR (3 mo. Term SOFR + 3.26%, 3.00% Floor)	7.56%(a)	07/17/2030	2,001,127
2,000,000	Series 2013-1A-DR2 (3 mo. Term SOFR + 2.76%, 0.00% Floor)	7.06%(a)	01/25/2031	2,008,533
10,000,000	Series 2016-1A-DR (3 mo. Term SOFR + 3.21%, 0.00% Floor)	7.51%(a)	07/15/2030	10,008,510

Principal Amount $	Security Description	Rate	Maturity	Value $
2,500,000	Series 2018-2A-C (3 mo. Term SOFR + 3.11%, 0.00% Floor)	7.41%(a)	07/25/2030	2,498,833
3,500,000	Series 2019-1A-DR (3 mo. Term SOFR + 3.61%, 3.35% Floor)	7.90%(a)	01/20/2035	3,482,927
	Octagon Investment Partners XXII LLC
2,500,000	Series 2014-1A-ERR (3 mo. Term SOFR + 5.71%, 5.71% Floor)	10.00%(a)	01/22/2030	2,470,855
	OFSI Fund Ltd.
1,000,000	Series 2022-11A-BR (3 mo. Term SOFR + 2.80%, 2.80% Floor)	7.09%(a)	10/18/2035	1,004,500
	Park Blue CLO Ltd.
5,000,000	Series 2022-1A-A1R (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.71%(a)	10/20/2037	5,009,559
	Sound Point CLO Ltd.
1,000,000	Series 2018-2A-C (3 mo. Term SOFR + 2.21%, 0.00% Floor)	6.51%(a)	07/26/2031	1,000,367
7,000,000	Series 2019-2A-DR (3 mo. Term SOFR + 3.56%, 3.30% Floor)	7.86%(a)	07/15/2034	6,998,238
7,000,000	Series 2019-3A-DR (3 mo. Term SOFR + 3.76%, 3.76% Floor)	8.06%(a)	10/25/2034	6,615,489
2,000,000	Series 2020-1A-DR (3 mo. Term SOFR + 3.61%, 3.61% Floor)	7.90%(a)	07/20/2034	1,999,909
4,000,000	Series 2020-3A-D (3 mo. Term SOFR + 3.91%, 3.65% Floor)	8.21%(a)	01/25/2032	4,002,931
1,250,000	Series 2021-3A-D (3 mo. Term SOFR + 3.51%, 3.25% Floor)	7.81%(a)	10/25/2034	1,188,039
1,000,000	Series 2021-4A-D (3 mo. Term SOFR + 3.66%, 3.66% Floor)	7.96%(a)	10/25/2034	963,375
	Storm King Park CLO Ltd.
1,000,000	Series 2022-1A-AR (3 mo. Term SOFR + 1.36%, 1.36% Floor)	5.66%(a)	10/15/2037	1,000,584
	Symphony CLO Ltd.
3,000,000	Series 2015-16A-DR (3 mo. Term SOFR + 3.31%, 3.05% Floor)	7.61%(a)	10/15/2031	2,997,904
	Trimaran CAVU LLC
10,000,000	Series 2021-3A-D (3 mo. Term SOFR + 4.04%, 3.78% Floor)	8.33%(a)	01/18/2035	10,024,075
	Upland CLO
1,000,000	Series 2016-1A-CR (3 mo. Term SOFR + 3.16%, 0.00% Floor)	7.45%(a)	04/20/2031	1,000,596
	Voya CLO Ltd.
4,000,000	Series 2018-2A-D (3 mo. Term SOFR + 3.01%, 2.75% Floor)	7.31%(a)	07/15/2031	3,990,234
	Wind River CLO Ltd.
2,250,000	Series 2014-1A-DRR (3 mo. Term SOFR + 3.26%, 3.00% Floor)	7.55%(a)	07/18/2031	2,254,601
1,000,000	Series 2014-2A-ER (3 mo. Term SOFR + 6.01%, 5.75% Floor)	10.31%(a)	01/15/2031	858,563
3,000,000	Series 2014-3A-DR2 (3 mo. Term SOFR + 3.66%, 3.40% Floor)	7.95%(a)	10/22/2031	3,012,258
3,000,000	Series 2017-1A-DR (3 mo. Term SOFR + 3.98%, 3.72% Floor)	8.27%(a)	04/18/2036	3,009,428
4,000,000	Series 2017-3A-DR (3 mo. Term SOFR + 4.11%, 3.85% Floor)	8.41%(a)	04/15/2035	4,009,379

46	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
4,000,000	Series 2018-1A-D (3 mo. Term SOFR + 3.16%, 0.00% Floor)	7.46%(a)	07/15/2030	4,005,096
2,000,000	Series 2021-1A-D1R (3 mo. Term SOFR + 3.95%, 3.95% Floor)	8.24%(a)	07/20/2037	2,016,384
	Total Collateralized Loan Obligations (Cost $199,749,528)			199,680,602

FOREIGN CORPORATE BONDS - 5.5%
263,000	1375209 BC Ltd.	9.00%(a)	01/30/2028	262,961
2,306,607	Acu Petroleo Luxembourg Sarl	7.50%	01/13/2032	2,308,811
1,900,000	Adani Electricity Mumbai Ltd.	3.95%	02/12/2030	1,626,510
1,100,000	Adani Electricity Mumbai Ltd.	3.87%	07/22/2031	892,051
2,720,000	Adani International Container Terminal Pvt Ltd.	3.00%	02/16/2031	2,330,113
1,200,000	Adani International Container Terminal Pvt Ltd.	3.00%(a)	02/16/2031	1,027,991
700,000	Adani Ports & Special Economic Zone Ltd.	4.20%	08/04/2027	658,824
1,800,000	Adani Ports & Special Economic Zone Ltd.	4.38%	07/03/2029	1,619,420
1,200,000	Adani Ports & Special Economic Zone Ltd.	3.10%	02/02/2031	967,387
1,800,000	Adani Transmission Step-One Ltd.	4.00%	08/03/2026	1,733,267
2,095,250	Adani Transmission Step-One Ltd.	4.25%	05/21/2036	1,735,831
3,492,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.10%	01/19/2029	3,524,008
4,914,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (5 yr. CMT Rate + 2.72%)	6.95%	03/10/2055	5,031,503
200,000	Aeropuertos Dominicanos Siglo XXI SA	7.00%(a)	06/30/2034	200,903
2,600,000	AES Espana BV	5.70%(a)	05/04/2028	2,495,038
1,250,000	Agrosuper SA	4.60%	01/20/2032	1,145,747
6,342,000	AIB Group PLC (SOFR + 1.91%)	5.87%(a)	03/28/2035	6,460,966
885,414	AL Candelaria Spain SA	7.50%	12/15/2028	889,681
1,650,000	AL Candelaria Spain SA	5.75%	06/15/2033	1,420,016
3,200,000	AL Candelaria Spain SA	5.75%(a)	06/15/2033	2,753,971
800,000	Altice Financing SA	5.00%(a)	01/15/2028	601,378
1,660,000	Altice France SA	5.50%(a)	10/15/2029	1,317,709
2,800,000	AngloGold Ashanti Holdings PLC	3.38%	11/01/2028	2,643,292
2,623,000	ArcelorMittal SA	6.00%	06/17/2034	2,686,123
1,305,000	Ardonagh Finco Ltd.	7.75%(a)	02/15/2031	1,330,408
1,500,000	Aris Mining Corp.	8.00%(a)	10/31/2029	1,524,789
4,056,000	Ashtead Capital, Inc.	5.55%(a)	05/30/2033	4,025,793
4,473,000	Avolon Holdings Funding Ltd.	5.75%(a)	03/01/2029	4,557,429
5,525,000	Avolon Holdings Funding Ltd.	5.75%(a)	11/15/2029	5,634,878
2,400,000	Banco Davivienda SA (10 yr. CMT Rate + 5.10%)	6.65%(a)(g)	04/22/2031	2,096,898
500,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 3.00%)	3.13%(a)	07/01/2030	496,739
3,240,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 3.00%)	3.13%	07/01/2030	3,218,866
2,800,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%	09/30/2031	2,705,082
600,000	Banco do Estado do Rio Grande do Sul SA (5 yr. CMT Rate + 4.93%)	5.38%	01/28/2031	594,741
2,000,000	Banco Industrial SA/Guatemala (5 yr. CMT Rate + 4.44%)	4.88%	01/29/2031	1,983,000
5,777,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 3.71%)	4.00%	07/08/2030	5,754,491

Principal Amount $	Security Description	Rate	Maturity	Value $
1,400,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 2.07%)	6.40%(a)	04/30/2035	1,427,832
2,200,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.35%)	7.63%(g)	01/10/2028	2,195,950
900,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.47%)	7.50%(a)(g)	06/27/2029	884,385
1,800,000	Banco Mercantil del Norte SA/Grand Cayman (5 yr. CMT Rate + 4.07%)	8.38%(a)(g)	05/20/2031	1,786,566
900,000	Bancolombia SA (5 yr. CMT Rate + 4.32%)	8.63%	12/24/2034	952,113
7,403,000	Bank of Montreal (5 yr. Swap Rate USD + 1.43%)	3.80%	12/15/2032	7,153,186
979,000	Barclays PLC (3 mo. LIBOR US + 3.05%)	5.09%(h)	06/20/2030	972,720
5,106,000	Barclays PLC (SOFR + 1.91%)	5.34%	09/10/2035	4,982,906
4,439,000	BAT Capital Corp.	4.54%	08/15/2047	3,549,067
1,800,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX (5 yr. CMT Rate + 4.31%)	5.88%	09/13/2034	1,733,906
2,600,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX (5 yr. CMT Rate + 4.21%)	8.13%	01/08/2039	2,651,345
2,990,000	Bell Telephone Co. of Canada or Bell Canada (5 yr. CMT Rate + 2.39%)	6.88%	09/15/2055	3,003,397
1,200,000	Belron UK Finance PLC	5.75%(a)	10/15/2029	1,192,740
3,922,000	BNP Paribas SA (5 yr. CMT Rate + 4.90%)	7.75%(a)(g)	08/16/2029	4,049,489
5,830,000	BPCE SA (SOFR + 2.04%)	6.29%(a)	01/14/2036	6,032,078
500,000	Braskem Idesa SAPI	6.99%	02/20/2032	374,067
1,000,000	Braskem Netherlands Finance BV	4.50%	01/31/2030	858,289
5,157,000	Brookfield Finance, Inc.	5.81%	03/03/2055	5,035,606
1,400,000	Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy	7.88%(a)	02/15/2039	1,427,434
4,820,000	CaixaBank SA (SOFR + 2.26%)	6.04%(a)	06/15/2035	4,983,222
2,800,000	Canacol Energy Ltd.	5.75%	11/24/2028	1,472,940
4,951,000	Canadian Imperial Bank of Commerce (SOFR + 1.11%)	5.25%	01/13/2031	5,016,418
3,500,000	CAP SA	3.90%	04/27/2031	2,877,000
2,100,000	CAP SA	3.90%(a)	04/27/2031	1,726,200
4,007,000	CCL Industries, Inc.	3.05%(a)	06/01/2030	3,648,812
400,000	Cemex SAB de CV (5 yr. CMT Rate + 4.53%)	5.13%(g)	06/08/2026	391,949
4,870,841	Chile Electricity PEC SpA	0.00%(a)	01/25/2028	4,259,501
918,528	Cometa Energia SAB de CV	6.38%	04/24/2035	919,260
5,835,000	Commonwealth Bank of Australia (1 yr. CMT Rate + 1.32%)	5.93%(a)	03/14/2046	5,780,097
3,731,000	Cosan Overseas Ltd.	8.25%(g)	05/05/2025	3,739,843
5,246,000	Credit Agricole SA (SOFR + 1.74%)	5.86%(a)	01/09/2036	5,369,532
2,200,000	CSN Resources SA	5.88%	04/08/2032	1,786,580
600,000	CT Trust	5.13%	02/03/2032	549,069
2,500,000	DBS Group Holdings Ltd. (5 yr. CMT Rate + 1.10%)	1.82%	03/10/2031	2,435,614
618,361	Digicel Group Holdings Ltd.	0.00%(a)(b)	12/31/2030	61,994
1,782,268	Digicel Group Holdings Ltd.	0.00%(a)(b)	12/31/2030	35,041
4,846,000	Element Fleet Management Corp.	6.32%(a)	12/04/2028	5,098,935
4,229,000	Element Fleet Management Corp.	5.04%(a)	03/25/2030	4,231,804
1,384,200	Empresa Electrica Cochrane SpA	5.50%	05/14/2027	1,359,360

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	47

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
1,977,000	Enel Finance International NV	5.13%(a)	06/26/2029	1,998,930
1,700,000	Energuate Trust	5.88%	05/03/2027	1,692,682
348,674	Fermaca Enterprises S de RL de CV	6.38%	03/30/2038	337,765
724,050	Fideicomiso PA Pacifico Tres	8.25%	01/15/2035	734,911
2,000,000	Freeport Indonesia PT	5.32%	04/14/2032	1,963,654
1,031,000	Frigorifico Concepcion SA	7.70%	07/21/2028	781,279
2,561,396	Galaxy Pipeline Assets Bidco Ltd.	2.94%	09/30/2040	2,097,452
1,295,000	Garda World Security Corp.	4.63%(a)	02/15/2027	1,261,735
930,000	Garda World Security Corp.	6.00%(a)	06/01/2029	873,119
1,100,000	GCC SAB de CV	3.61%	04/20/2032	957,133
1,290,000	GGAM Finance Ltd.	6.88%(a)	04/15/2029	1,308,569
8,718,000	Glencore Funding LLC	5.37%(a)	04/04/2029	8,863,056
2,075,000	Global Aircraft Leasing Co. Ltd.	8.75%(a)	09/01/2027	2,111,684
1,500,000	Global Bank Corp. (3 mo. LIBOR US + 3.30%)	5.25%(h)	04/16/2029	1,428,780
476,640	GNL Quintero SA	4.63%	07/31/2029	471,431
2,100,000	Gold Fields Orogen Holdings BVI Ltd.	6.13%	05/15/2029	2,182,490
700,000	Gran Tierra Energy, Inc.	9.50%(a)	10/15/2029	619,838
1,460,000	Grifols SA	4.75%(a)	10/15/2028	1,349,971
1,996,625	Guara Norte Sarl	5.20%	06/15/2034	1,872,596
282,400	Hunt Oil Co. of Peru LLC Sucursal Del Peru	6.38%	06/01/2028	287,229
1,870,000	Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC	9.00%(a)	02/15/2029	1,875,810
1,300,000	INEOS Finance PLC	7.50%(a)	04/15/2029	1,295,306
2,230,000	ING Groep NV (SOFR + 1.23%)	5.07%	03/25/2031	2,238,901
5,680,000	InRetail Consumer	3.25%	03/22/2028	5,376,450
2,400,000	InRetail Shopping Malls	5.75%	04/03/2028	2,388,776
575,000	Intelsat Jackson Holdings SA	6.50%(a)	03/15/2030	547,711
1,900,000	Intercorp Financial Services, Inc.	4.13%	10/19/2027	1,846,130
200,000	Intercorp Peru Ltd.	3.88%	08/15/2029	187,733
263,706	Interoceanica IV Finance Ltd. Series 2007	0.00%(b)	11/30/2025	255,465
1,192,690	Invepar Holdings	0.00%(b)(e)	12/30/2028	—
1,000,000	Itau Unibanco Holding SA/Cayman Island (5 yr. CMT Rate + 3.22%)	7.56%(g)	08/27/2025	1,008,677
200,000	Itau Unibanco Holding SA/Cayman Island (5 yr. CMT Rate + 3.86%)	7.86%(g)	09/19/2025	201,314
3,937,000	JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl	3.75%	12/01/2031	3,604,346
958,750	JSW Hydro Energy Ltd.	4.13%(a)	05/18/2031	861,163
2,655,000	JSW Hydro Energy Ltd.	4.13%	05/18/2031	2,384,758
2,600,000	JSW Infrastructure Ltd.	4.95%	01/21/2029	2,505,279
515,000	Kronos Acquisition Holdings, Inc.	8.25%(a)	06/30/2031	457,467
1,000,000	KUO SAB De CV	5.75%	07/07/2027	984,474
1,400,000	LD Celulose International GmbH	7.95%(a)	01/26/2032	1,444,380
2,545,070	Lima Metro Line 2 Finance Ltd.	4.35%	04/05/2036	2,387,376
2,519,000	Macquarie Airfinance Holdings Ltd.	5.20%(a)	03/27/2028	2,522,914
2,372,000	Macquarie Airfinance Holdings Ltd.	6.40%(a)	03/26/2029	2,454,470
627,000	Macquarie Airfinance Holdings Ltd.	5.15%(a)	03/17/2030	618,751
515,000	Macquarie Airfinance Holdings Ltd.	6.50%(a)	03/26/2031	536,737
1,340,000	Mattamy Group Corp.	4.63%(a)	03/01/2030	1,234,885
700,000	Medco Laurel Tree Pte Ltd.	6.95%	11/12/2028	689,730
3,000,000	Medco Oak Tree Pte Ltd.	7.38%	05/14/2026	3,014,124
2,095,000	Merlin Entertainments Group US Holdings, Inc.	7.38%(a)	02/15/2031	1,980,794
2,550,000	Mexarrend SAPI de CV	10.25%(a)(e)	07/24/2025	49,725
1,386,144	Mexico Generadora de Energia S de RL	5.50%	12/06/2032	1,368,665
900,000	Millicom International Cellular SA	5.13%	01/15/2028	879,640
1,980,000	Millicom International Cellular SA	6.25%	03/25/2029	1,972,910
800,000	Minerva Luxembourg SA	8.88%	09/13/2033	851,535

Principal Amount $	Security Description	Rate	Maturity	Value $
1,100,000	Minerva Luxembourg SA	8.88%(a)	09/13/2033	1,170,860
2,500,000	Minsur SA	4.50%	10/28/2031	2,304,309
5,829,000	Mitsubishi UFJ Financial Group, Inc. (1 yr. CMT Rate + 0.95%)	5.57%	01/16/2036	5,961,516
2,172,985	Mong Duong Finance Holdings BV	5.13%	05/07/2029	2,107,424
1,500,000	Movida Europe SA	7.85%	04/11/2029	1,337,943
1,400,000	Movida Europe SA	7.85%(a)	04/11/2029	1,248,747
5,250,410	MV24 Capital BV	6.75%	06/01/2034	5,082,224
1,660,000	National Bank of Canada	4.50%	10/10/2029	1,642,699
2,200,000	NatWest Group PLC (5 yr. CMT Rate + 2.94%)	7.30%(g)	11/19/2034	2,175,125
4,925,000	NatWest Markets PLC	5.41%(a)	05/17/2029	5,043,801
2,300,000	Niagara Energy SAC	5.75%	10/03/2034	2,276,168
480,000	Nissan Motor Co. Ltd.	4.35%(a)	09/17/2027	466,970
510,000	Nissan Motor Co. Ltd.	4.81%(a)	09/17/2030	484,736
1,265,000	Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.	8.00%(a)	08/01/2030	1,259,236
1,228,000	Orazul Energy Peru SA	5.63%	04/28/2027	1,208,598
500,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	1.83%(a)	09/10/2030	494,083
2,500,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	1.83%	09/10/2030	2,470,413
690,000	Parkland Corp.	4.63%(a)	05/01/2030	648,204
600,000	Periama Holdings	5.95%	04/19/2026	599,412
4,825,713	Prumo Participacoes e Investimentos S/A	7.50%	12/31/2031	4,881,040
1,200,000	Raizen Fuels Finance SA	5.70%	01/17/2035	1,141,080
10,785,000	Renesas Electronics Corp.	2.17%(a)	11/25/2026	10,340,133
2,912,000	Rio Tinto Finance USA PLC	5.75%	03/14/2055	2,918,890
4,266,499	Rutas 2 & 7 Finance Ltd.	0.00%	09/30/2036	3,037,001
800,000	Saavi Energia Sarl	8.88%(a)	02/10/2035	810,360
900,000	SAN Miguel Industrias Pet SA / NG PET R&P Latin America SA	3.75%	08/02/2028	826,448
400,000	Sasol Financing USA LLC	4.38%	09/18/2026	387,581
1,010,000	Seaspan Corp.	5.50%(a)	08/01/2029	916,128
1,100,000	Simpar Europe SA	5.20%	01/26/2031	869,000
5,008,000	Smurfit Kappa Treasury ULC	5.20%(a)	01/15/2030	5,090,840
200,000	Sociedad de Transmision Austral SA	4.00%	01/27/2032	183,507
500,000	Telefonica Celular del Paraguay SA	5.88%	04/15/2027	498,872
130,000	Telesat Canada / Telesat LLC	4.88%(a)	06/01/2027	73,791
2,225,416	Tierra Mojada Luxembourg II Sarl	5.75%	12/01/2040	2,072,274
1,000,000	TK Elevator US Newco, Inc.	5.25%(a)	07/15/2027	981,929
500,000	Transelec SA	3.88%	01/12/2029	483,063
3,705,000	Triton Container International Ltd. / TAL International Container Corp.	3.25%	03/15/2032	3,181,874
3,024,000	UBS Group AG (1 Year US Dollar SOFR Swap Rate + 1.86%)	5.38%(a)	09/06/2045	2,890,433
42,630	Unigel Luxembourg SA 15.00% PIK	13.50%(a)	12/31/2027	39,765
59,871	Unigel Luxembourg SA 15.00% PIK	13.50%	12/31/2027	55,848
209,496	Unigel Luxembourg SA 12.00% PIK	11.00%	12/31/2028	86,941
48,719	Unigel Luxembourg SA 12.00% PIK	11.00%(a)	12/31/2028	20,218
262,805	Unigel Netherlands Holding Corp. BV 15.00% PIK	15.00%	12/31/2044	11,826
1,500,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.52%)	1.75%	03/16/2031	1,457,918
1,700,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.23%)	2.00%	10/14/2031	1,631,876
1,895,000	Vale Overseas Ltd.	6.40%	06/28/2054	1,871,993
1,305,000	Vallourec SACA	7.50%(a)	04/15/2032	1,365,161
5,053,000	Videotron Ltd.	5.70%(a)	01/15/2035	5,049,896
5,139,000	Westpac Banking Corp. (1 yr. CMT Rate + 1.20%)	5.62%	11/20/2035	5,107,760
	Total Foreign Corporate Bonds (Cost $376,092,852)			365,749,476

48	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 1.0%
4,100,000	Banco do Brasil SA/Cayman (10 yr. CMT Rate + 4.40%)	8.75%(g)	10/15/2025	4,179,507
700,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands (5 yr. CMT Rate + 2.00%)	2.72%	08/11/2031	659,208
1,800,000	Bank Negara Indonesia Persero Tbk PT	3.75%	03/30/2026	1,761,171
3,206,740	Bioceanico Sovereign Certificate Ltd.	0.00%	06/05/2034	2,501,257
1,000,000	Chile Electricity Lux Mpc II Sarl	5.67%(a)	10/20/2035	1,000,633
186,000	Chile Electricity Lux MPC Sarl	6.01%	01/20/2033	191,115
10,700,000	Colombia Government International Bond	4.13%	05/15/2051	6,094,987
400,000	Comision Federal de Electricidad	3.35%	02/09/2031	340,964
1,300,000	Comision Federal de Electricidad	6.45%(a)	01/24/2035	1,251,585
3,100,000	Corp. Nacional del Cobre de Chile	5.13%	02/02/2033	3,001,257
1,550,000	Dominican Republic International Bond	5.50%	02/22/2029	1,528,998
2,150,000	Dominican Republic International Bond	4.88%	09/23/2032	1,956,930
9,000,000	Ecopetrol SA	5.88%	11/02/2051	6,088,060
1,590,801	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.25%	01/31/2041	1,576,086
2,783,901	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.25%(a)	01/31/2041	2,758,150
800,000	Guatemala Government Bond	4.88%	02/13/2028	785,116
1,800,000	Guatemala Government Bond	5.25%	08/10/2029	1,770,030
2,000,000	Guatemala Government Bond	5.38%	04/24/2032	1,927,000
4,461,577	Lima Metro Line 2 Finance Ltd.	5.88%	07/05/2034	4,509,294
2,800,000	Mexico Government International Bond	4.40%	02/12/2052	1,948,338
7,000,000	Mexico Government International Bond	6.34%	05/04/2053	6,380,220
2,100,000	Morocco Government International Bond	3.00%	12/15/2032	1,743,559
800,000	Morocco Government International Bond	4.00%	12/15/2050	545,518
600,000	OCP SA	4.50%	10/22/2025	597,693
3,700,000	OCP SA	6.75%	05/02/2034	3,807,415
643,000	Paraguay Government International Bond	4.70%	03/27/2027	637,277
500,000	Paraguay Government International Bond	2.74%	01/29/2033	414,650
1,700,000	Petroleos del Peru SA	4.75%	06/19/2032	1,278,599
1,200,000	Petroleos del Peru SA	5.63%	06/19/2047	757,500
1,500,000	Petroleos Mexicanos	6.75%	09/21/2047	1,027,156
2,100,000	Republic of South Africa Government International Bond	4.30%	10/12/2028	1,982,222
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $73,182,078)			65,001,495

NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 4.9%
	Arbor Multifamily Mortgage Securities Trust
22,775,500	Series 2021-MF2-XB	0.75%(a)(c)(i)	06/15/2054	960,372
	AREIT Ltd.
4,000,000	Series 2024-CRE9-B (1 mo. Term SOFR + 2.54%, 2.54% Floor)	6.86%(a)	05/17/2041	4,008,100
	AREIT Trust
5,650,000	Series 2025-CRE10-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.71%(a)	12/17/2029	5,658,238

Principal Amount $	Security Description	Rate	Maturity	Value $
	Banc of America Re-Remic Trust
2,638,666	Series 2016-ISQ-C	3.61%(a)(c)	08/14/2034	984,874
	BANK
4,029,046	Series 2017-BNK8-XA	0.71%(c)(i)	11/15/2050	61,669
1,005,000	Series 2020-BN28-AS	2.14%	03/15/2063	857,243
1,910,000	Series 2021-BN32-A4	2.35%	04/15/2054	1,688,130
4,009,000	Series 2021-BN35-A5	2.29%	06/15/2064	3,436,548
3,109,000	Series 2021-BN37-C	3.11%(c)	11/15/2064	2,461,225
11,034,000	Series 2022-BNK39-AS	3.18%	02/15/2055	9,591,967
2,682,000	Series 2022-BNK39-E	2.50%(a)	02/15/2055	1,768,600
	BANK5 Trust
5,608,000	Series 2024-5YR10-AS	5.64%	10/15/2057	5,670,441
5,478,000	Series 2024-5YR9-A3	5.61%	08/15/2057	5,638,120
	BBCMS Trust
4,526,000	Series 2021-C12-A5	2.69%	11/15/2054	3,954,944
5,364,000	Series 2022-C14-A5	2.95%(c)	02/15/2055	4,705,312
5,785,000	Series 2022-C16-A5	4.60%(c)	06/15/2055	5,664,272
5,500,000	Series 2024-5C29-A3	5.21%	09/15/2057	5,577,099
	Benchmark Mortgage Trust
4,598,000	Series 2020-B18-AGNF	4.14%(a)	07/15/2053	4,455,245
4,549,000	Series 2020-B19-AS	2.15%	09/15/2053	3,786,359
88,705,571	Series 2021-B28-XA	1.26%(c)(i)	08/15/2054	4,960,034
10,350,000	Series 2022-B32-AS	3.41%(c)	01/15/2055	8,855,118
5,600,000	Series 2024-V10-A3	5.28%	09/15/2057	5,693,709
5,000,000	Series 2024-V8-A2	5.71%	07/15/2057	5,166,951
5,443,000	Series 2024-V9-A3	5.60%	08/15/2057	5,600,682
	BMO Mortgage Trust
653,000	Series 2024-5C3-AS	6.29%(c)	02/15/2057	676,755
5,539,000	Series 2024-5C6-A3	5.32%	09/15/2057	5,632,986
3,729,000	Series 2024-5C7-AS	5.89%(c)	11/15/2057	3,823,777
	BSPRT Co.-Issuer LLC
5,580,000	Series 2023-FL10-B (1 mo. Term SOFR + 3.27%, 3.27% Floor)	7.58%(a)	09/15/2035	5,609,892
	BX Trust
3,740,000	Series 2019-OC11-E	3.94%(a)(c)	12/09/2041	3,388,267
	CFCRE Commercial Mortgage Trust
2,047,939	Series 2016-C6-A2	2.95%	11/10/2049	2,007,343
3,267,000	Series 2017-C8-B	4.20%(c)	06/15/2050	3,091,807
	Citigroup Commercial Mortgage Trust
35,087,848	Series 2016-P3-XA	1.65%(c)(i)	04/15/2049	358,447
38,266,364	Series 2016-P4-XA	1.87%(c)(i)	07/10/2049	563,005
64,182,996	Series 2016-P5-XA	1.36%(c)(i)	10/10/2049	800,831
3,403,000	Series 2017-C4-B	4.10%(c)	10/12/2050	3,226,269
4,534,000	Series 2019-GC41-B	3.20%	08/10/2056	3,997,287
8,478,000	Series 2020-555-F	3.50%(a)(c)	12/10/2041	6,877,521
10,383,000	Series 2022-GC48-A5	4.58%(c)	05/15/2054	10,230,060
	Citigroup/Deutsche Bank Commercial Mortgage Trust
49,996,902	Series 2016-C1-XA	1.35%(c)(i)	05/10/2049	297,432
	Commercial Mortgage Pass Through Certificates
1,159,816	Series 2014-CR16-B	4.58%	04/10/2047	1,117,494
3,325,000	Series 2015-CR25-B	4.52%(c)	08/10/2048	3,297,417
42,930,445	Series 2015-CR26-XA	0.88%(c)(i)	10/10/2048	7,831
4,310,000	Series 2015-LC21-C	4.33%(c)	07/10/2048	4,140,810
40,375,222	Series 2016-DC2-XA	0.91%(c)(i)	02/10/2049	132,382
	Computershare Corporate Trust
4,891,000	Series 2015-C31-C	4.59%(c)	11/15/2048	4,742,338
11,431,798	Series 2015-NXS1-XA	0.78%(c)(i)	05/15/2048	114
46,828,743	Series 2015-P2-XA	0.90%(c)(i)	12/15/2048	135,855
56,033,361	Series 2016-NXS6-XA	1.57%(c)(i)	11/15/2049	674,630
2,638,000	Series 2018-C45-C	4.73%	06/15/2051	2,491,970
7,228,000	Series 2018-C46-C	4.95%(c)	08/15/2051	6,628,307
6,546,000	Series 2018-C48-C	5.13%(c)	01/15/2052	6,011,782
19,247,628	Series 2019-C49-XA	1.25%(c)(i)	03/15/2052	694,046
5,500,000	Series 2019-C50-C	4.35%	05/15/2052	4,829,460
2,705,000	Series 2020-C55-B	3.14%	02/15/2053	2,387,165
1,006,617	Series 2020-C58-A3	1.81%	07/15/2053	882,668
5,510,000	Series 2020-C58-B	2.70%	07/15/2053	4,567,930
116,917,018	Series 2021-C59-XA	1.50%(c)(i)	04/15/2054	7,537,301
2,436,000	Series 2021-C61-C	3.31%	11/15/2054	2,020,828

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	49

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Credit Suisse Mortgage Capital Certificates
6,380,000	Series 2021-B33-B	3.65%(a)(c)	10/10/2043	5,529,764
	CSAIL Commercial Mortgage Trust
34,313,940	Series 2016-C6-XA	1.85%(c)(i)	01/15/2049	315,805
6,000,000	Series 2018-C14-C	4.88%(c)	11/15/2051	5,477,785
5,500,000	Series 2019-C16-B	3.88%	06/15/2052	5,095,785
61,836,039	Series 2020-C19-XA	1.09%(c)(i)	03/15/2053	2,471,005
	DOLP Trust
4,070,000	Series 2021-NYC-D	3.70%(a)(c)	05/10/2041	3,436,385
	GS Mortgage Securities Corp. II
261,074	Series 2011-GC5-XA	0.00%(a)(c)(i)	08/10/2044	153
3,031,000	Series 2014-GC26-D	4.27%(a)(c)	11/10/2047	1,803,475
2,635,000	Series 2015-GC32-B	4.44%(c)	07/10/2048	2,609,458
88,629,729	Series 2015-GS1-XA	0.75%(c)(i)	11/10/2048	162,857
1,825,000	Series 2016-GS2-C	4.70%(c)	05/10/2049	1,746,607
43,200,530	Series 2016-GS2-XA	1.72%(c)(i)	05/10/2049	406,491
2,588,000	Series 2018-RIVR-C (1 mo. Term SOFR + 1.55%, 1.50% Floor)	5.87%(a)	07/15/2035	138,587
1,070,000	Series 2019-GC42-A3	2.75%	09/10/2052	983,729
	JP Morgan Chase Commercial Mortgage Securities
46,395,552	Series 2015-JP1-XA	0.88%(c)(i)	01/15/2049	123,347
1,000,000	Series 2019-COR4-C	4.94%(c)	03/10/2052	750,426
7,958,000	Series 2020-LOOP-E	3.86%(a)(c)	12/05/2038	1,166,252
	JPMBB Commercial Mortgage Securities Trust
8,380,191	Series 2014-C25-XA	0.43%(c)(i)	11/15/2047	84
7,860,000	Series 2015-C27-D	3.79%(a)(c)	02/15/2048	2,046,827
38,949,815	Series 2015-C30-XA	0.40%(c)(i)	07/15/2048	573
30,935,697	Series 2015-C31-XA	0.77%(c)(i)	08/15/2048	11,910
	JPMDB Commercial Mortgage Securities Trust
7,675,000	Series 2016-C2-AS	3.48%	06/15/2049	7,149,839
43,092,876	Series 2016-C2-XA	1.47%(c)(i)	06/15/2049	399,880
	LoanCore
5,000,000	Series 2021-CRE5-C (1 mo. Term SOFR + 2.46%, 2.46% Floor)	6.78%(a)	07/15/2036	5,016,050
5,650,000	Series 2025-CRE8-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.70%(a)	08/17/2042	5,658,475
	LSTAR Commercial Mortgage Trust
5,425,000	Series 2016-4-C	4.57%(a)(c)	03/10/2049	5,178,727
	MF1 Multifamily Housing Mortgage Loan Trust
5,500,000	Series 2023-FL12-B (1 mo. Term SOFR + 3.18%, 3.18% Floor)	7.49%(a)	10/19/2038	5,526,361
910,000	Series 2024-FL15-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	6.00%(a)	08/18/2041	913,316
5,650,000	Series 2025-FL17-A (1 mo. Term SOFR + 1.32%, 1.32% Floor)	5.63%(a)	02/18/2040	5,660,458
	Morgan Stanley Bank of America Merrill Lynch Trust
75,089,000	Series 2015-C23-XB	0.13%(a)(c)(i)	07/15/2050	7,809
39,557,769	Series 2016-C30-XA	1.28%(c)(i)	09/15/2049	470,670
6,364,000	Series 2017-C33-B	4.11%	05/15/2050	6,080,916
	Morgan Stanley Capital I Trust
22,749,965	Series 2016-UB11-XA	1.43%(c)(i)	08/15/2049	304,413
	Natixis Commercial Mortgage Securities Trust
2,108,000	Series 2018-FL1-C (Prime Rate + 0.00%, 0.00% Floor)	7.50%(a)	06/15/2035	1,107,920
	NJ Trust
2,300,000	Series 2023-GSP-A	6.48%(a)(c)	01/06/2029	2,413,179
	Ready Capital Corp.
4,750,000	Series 2021-FL7-C (1 mo. Term SOFR + 2.31%, 2.20% Floor)	6.63%(a)	11/25/2036	4,764,179
	SG Commercial Mortgage Securities LLC
1,789,000	Series 2016-C5-B	3.93%	10/10/2048	1,694,135
37,728,238	Series 2016-C5-XA	1.82%(c)(i)	10/10/2048	546,384

Principal Amount $	Security Description	Rate	Maturity	Value $
	SLG Office Trust
4,110,000	Series 2021-OVA-E	2.85%(a)	07/15/2041	3,408,423
	UBS Commercial Mortgage Trust
8,911,000	Series 2017-C1-B	4.04%	06/15/2050	8,268,997
2,491,000	Series 2017-C6-B	4.15%(c)	12/15/2050	2,291,092
1,450,000	Series 2017-C7-B	4.29%(c)	12/15/2050	1,374,883
6,958,000	Series 2017-C7-C	4.58%(c)	12/15/2050	6,510,974
2,896,000	Series 2018-C12-C	5.01%(c)	08/15/2051	2,586,810
	UBS-Barclays Commercial Mortgage Trust
1,503,790	Series 2013-C5-B	3.65%(a)(c)	03/10/2046	1,422,072
5,800,000	Series 2013-C5-C	3.65%(a)(c)	03/10/2046	5,221,796
1,374,000	Series 2013-C5-D	3.65%(a)(c)	03/10/2046	1,073,104
	VEGAS Trust
2,775,000	Series 2024-TI-A	5.52%(a)	11/10/2039	2,795,930
	Wachovia Bank Commercial Mortgage Trust
6,253	Series 2006-C29-IO	0.32%(c)(i)	11/15/2048	15
	WF-RBS Commercial Mortgage Trust
4,889,096	Series 2014-C22-XA	0.25%(c)(i)	09/15/2057	768
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $437,290,122)			326,212,139

NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 10.4%
	Adjustable Rate Mortgage Trust
19,257	Series 2007-3-1A1	5.28%(a)(c)	11/25/2037	19,268
	AlphaFlow Transitional Mortgage Trust
964,618	Series 2021-WL1-A1	3.28%(a)(j)	01/25/2026	912,984
	AMSR Trust
3,100,000	Series 2019-SFR1-E	3.47%(a)	01/19/2039	3,021,078
10,000,000	Series 2021-SFR1-F	3.60%(a)	06/17/2038	9,189,085
3,000,000	Series 2021-SFR2-E1	2.48%(a)	08/17/2038	2,876,266
2,500,000	Series 2021-SFR2-E2	2.58%(a)	08/17/2038	2,392,369
4,500,000	Series 2021-SFR2-F1	3.28%(a)	08/17/2038	4,314,175
2,000,000	Series 2021-SFR2-F2	3.67%(a)	08/17/2038	1,915,788
8,900,000	Series 2023-SFR2-A	3.95%(a)	06/17/2040	8,654,275
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates
10,637,038	Series 2006-M1-A2C (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.73%	07/25/2036	2,862,546
13,544,841	Series 2006-M1-A2D (1 mo. Term SOFR + 0.59%, 0.48% Floor)	4.91%	07/25/2036	3,644,662
	Banc of America Funding Corp.
129,758	Series 2005-G-A3	2.27%(c)	10/20/2035	88,933
50,449	Series 2006-2-6A2	5.50%	03/25/2036	49,835
77,788	Series 2006-6-1A2	6.25%	08/25/2036	67,090
	Bear Stearns Asset Backed Securities Trust
256,094	Series 2007-SD1-1A3A	6.50%	10/25/2036	93,946
	CAFL Issuer LLC
3,503,787	Series 2021-RTL1-A1	4.24%(a)(j)	03/28/2029	3,499,165
	Carrington Mortgage Loan Trust
4,992,053	Series 2006-NC5-A3 (1 mo. Term SOFR + 0.26%, 0.15% Floor, 14.50% Cap)	4.58%	01/25/2037	4,431,439
	Chase Mortgage Finance Corp.
772,277	Series 2007-S3-2A1	5.50%	05/25/2037	8
	CIM Trust
6,953,000	Series 2020-R2-M2	3.00%(a)(c)	10/25/2059	5,587,254
	Citigroup Mortgage Loan Trust, Inc.
3,752,181	Series 2007-OPX1-A1A (1 mo. Term SOFR + 0.25%, 0.14% Floor)	4.57%	01/25/2037	1,668,945
22,520,805	Series 2019-A-PT1	3.92%(a)	10/25/2058	18,754,966
38,667,863	Series 2021-RP2-A1	1.75%(a)(c)	03/25/2065	34,486,718
5,674,000	Series 2021-RP2-M1	3.25%(a)(c)	03/25/2065	4,801,312

50	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
4,752,000	Series 2021-RP2-M2	3.40%(a)(c)	03/25/2065	3,889,850
4,413,000	Series 2021-RP2-M3	3.40%(a)(c)	03/25/2065	3,450,837
12,947,081	Series 2021-RP2-PT1	5.65%(a)(c)	03/25/2065	10,715,405
	Citimortgage Alternative Loan Trust
49,894	Series 2006-A2-A2	6.00%	05/25/2036	46,809
27,562	Series 2006-A5-3A3Pool 2006-A5	6.00%	10/25/2036	24,559
202,219	Series 2007-A1-1A7	6.00%	01/25/2037	180,703
6,279,672	Series 2007-A2-1A5	6.00%	02/25/2037	5,684,225
2,865,103	Series 2007-A5-1A10	5.75%	05/25/2037	2,634,646
	CitiMortgage, Inc.
18,379	Series 2005-1-1A4	5.50%	02/25/2035	17,836
	Colony American Finance Ltd.
1,000,000	Series 2020-4-E	3.38%(a)	12/15/2052	839,089
	Countrywide Alternative Loan Trust
57,208	Series 2005-20CB-1A1	5.50%	07/25/2035	45,690
119,243	Series 2005-28CB-3A6	6.00%	08/25/2035	47,914
11,599,441	Series 2005-37T1-A5 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 5.50% Cap)	4.88%	09/25/2035	7,078,496
405,660	Series 2005-46CB-A22	5.25%	10/25/2035	277,753
6,376,974	Series 2005-49CB-A2	5.50%	11/25/2035	4,082,701
59,284	Series 2005-J10-1A13 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 5.50% Cap)	5.13%	10/25/2035	36,277
247,220	Series 2006-26CB-A9	6.50%	09/25/2036	123,716
5,809,243	Series 2006-42-1A8	6.00%	01/25/2047	3,036,460
926,095	Series 2007-12T1-A1	6.00%	06/25/2037	414,049
5,863,967	Series 2007-12T1-A3	6.00%	06/25/2037	2,621,730
1,004,616	Series 2007-16CB-2A1 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap)	4.88%	08/25/2037	334,376
290,912	Series 2007-16CB-2A2 (-8 x 1 mo. Term SOFR + 53.63%, 0.00% Floor, 54.58% Cap)	17.63%(k)	08/25/2037	370,701
52,793	Series 2007-17CB-1A10 (-5 x 1 mo. Term SOFR + 29.37%, 0.00% Floor, 29.90% Cap)	9.50%(k)	08/25/2037	44,516
235,469	Series 2007-18CB-2A17	6.00%	08/25/2037	139,304
1,296,788	Series 2007-23CB-A3 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 7.00% Cap)	4.93%	09/25/2037	474,669
1,273,873	Series 2007-23CB-A4 (-1 x 1 mo. Term SOFR + 6.39%, 0.00% Floor, 6.50% Cap)	2.07%(i)(k)	09/25/2037	191,791
5,502,784	Series 2007-8CB-A1	5.50%	05/25/2037	2,821,439
4,153,835	Series 2007-OA8-2A1 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.79%	06/25/2047	3,257,780
	Countrywide Home Loan Mortgage Pass Through Trust
138,237	Series 2005-28-A7	5.25%	11/01/2035	71,559
403,669	Series 2007-10-A5	6.00%	07/25/2037	181,139
143,594	Series 2007-15-1A16	6.25%	09/25/2037	86,936
421,033	Series 2007-3-A17	6.00%	04/25/2037	201,274
	Credit Suisse First Boston Mortgage Securities Corp.
46,944	Series 2005-10-5A5	5.50%	11/25/2035	34,007
	Credit Suisse Management LLC
497,670	Series 2005-8-1A3	5.25%	09/25/2035	391,825
	Credit Suisse Mortgage Capital Certificates
2,364,895	Series 2006-4-6A1	6.00%	05/25/2036	838,346
19,564	Series 2006-4-7A1	5.50%	05/25/2056	11,538
62,264	Series 2007-1-3A1	6.00%	02/25/2026	7,281
8,513	Series 2007-2-2A1	5.00%	03/25/2037	6,286
3,004,051	Series 2009-3R-19A2	6.00%(a)	01/27/2038	1,305,746
524,620	Series 2010-4R-3A17	6.00%(a)(c)	06/26/2037	470,401
27,246,978	Series 2020-RPL1-PT1	3.32%(a)(c)	10/25/2069	21,284,974
9,035,400	Series 2020-RPL4-M1	2.50%(a)	01/25/2060	6,959,191

Principal Amount $	Security Description	Rate	Maturity	Value $
	Credit-Based Asset Servicing and Securitization LLC
5,601,546	Series 2007-RP1-A (1 mo. Term SOFR + 0.42%, 0.31% Floor)	4.74%(a)	05/25/2046	4,872,694
	Deutsche ALT-A Securities, Inc.
4,033,998	Series 2005-6-2A1	5.50%	12/25/2035	3,393,760
3,493,232	Series 2005-AR2-2A1	5.35%(c)	10/25/2035	2,283,784
	Deutsche Mortgage Securities, Inc.
338,162	Series 2006-PR1-3A1 (-1 x 1 mo. Term SOFR + 11.96%, 12.12% Cap)	5.92%(a)(k)	04/15/2036	308,828
18,710	Series 2006-PR1-4AI2 (-2 x 1 mo. Term SOFR + 14.39%, 14.61% Cap)	6.14%(a)(k)	04/15/2036	17,132
568,125	Series 2006-PR1-5AI4 (-1 x 1 mo. Term SOFR + 11.96%, 12.12% Cap)	5.92%(a)(k)	04/15/2036	500,985
	First Franklin Mortgage Loan Asset Backed Certificates
15,984,000	Series 2006-FF15-A6 (1 mo. Term SOFR + 0.42%, 0.31% Floor)	4.74%	11/25/2036	13,448,979
9,958,733	Series 2007-FF2-A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.71%	03/25/2037	5,193,044
	First Horizon Alternative Mortgage Securities
196,374	Series 2006-FA2-1A5	6.00%	05/25/2036	79,226
33,243	Series 2006-RE1-A1	5.50%(c)	05/25/2035	21,291
	Freedom Mortgage Parent LLC
16,440,000	Series 2021-GT2-A	3.85%(a)(c)	10/25/2026	15,564,473
	GCAT
6,944,000	Series 2021-NQM6-M1	3.41%(a)(c)	08/25/2066	5,276,419
	GMAC Mortgage Corp. Loan Trust
1,104,989	Series 2006-J1-A6	5.75%	04/25/2036	979,337
	GS Mortgage-Backed Securities Trust
7,546,000	Series 2020-NQM1-M1	3.29%(a)(c)	09/27/2060	7,004,411
	GSAA Trust
3,104	Series 2005-7-AF5	5.11%(j)	05/25/2035	3,054
929,401	Series 2007-10-A2A	6.50%	11/25/2037	345,107
	GSR Mortgage Loan Trust
1,425,533	Series 2006-3F-4A1	6.00%	03/25/2036	764,067
22,702,102	Series 2006-OA1-1A1 (1 mo. Term SOFR + 0.55%, 0.44% Floor)	4.87%	08/25/2046	4,906,932
33,214	Series 2007-1F-2A2	5.50%	01/25/2037	123,707
	Home Partners of America Trust
2,460,194	Series 2021-1-D	2.48%(a)	09/17/2041	2,148,247
1,130,855	Series 2021-1-E	2.58%(a)	09/17/2041	972,917
1,272,630	Series 2021-1-F	3.33%(a)	09/17/2041	1,080,617
	Homeward Opportunities Fund I Trust
5,250,000	Series 2020-2-M1	3.90%(a)(c)	05/25/2065	5,098,788
	HSI Asset Securitization Corp.
21,586,748	Series 2006-HE1-1A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.71%	10/25/2036	5,986,234
8,856,343	Series 2007-NC1-A3 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.79%	04/25/2037	5,773,523
	Impac Secured Assets CMN Owner Trust
20,934,387	Series 2006-5-1A1C (1 mo. Term SOFR + 0.65%, 0.54% Floor, 11.50% Cap)	4.97%	02/25/2037	18,989,853
	Imperial Fund Mortgage Trust
2,728,000	Series 2021-NQM4-M1	3.45%(a)(c)	01/25/2057	2,048,360
	Indymac IMSC Mortgage Loan Trust
1,293,845	Series 2007-HOA1-A11 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.79%	07/25/2047	851,780
1,286,645	Series 2007-HOA1-A24 (1 mo. Term SOFR + 0.73%, 0.62% Floor)	5.05%	07/25/2047	863,196

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	51

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Invitation Homes Trust
13,127,000	Series 2024-SFR1-D	4.25%(a)	09/17/2041	12,393,587
	JP Morgan Alternative Loan Trust
1,781,130	Series 2005-A2-1M1 (1 mo. Term SOFR + 0.80%, 0.69% Floor, 11.50% Cap)	5.12%	01/25/2036	1,738,600
1,776,816	Series 2006-S3-A4	6.81%(j)	08/25/2036	1,728,771
20,227	Series 2006-S3-A6	6.62%(j)	08/25/2036	19,901
20,356	Series 2006-S4-A6	6.21%(j)	12/25/2036	20,757
	JP Morgan Mortgage Acquisition Corp.
12,927,933	Series 2006-WMC2-A5 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.93%	07/25/2036	5,541,541
14,716,882	Series 2006-WMC3-A4 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.73%	08/25/2036	10,991,635
12,339,802	Series 2006-WMC4-A5 (1 mo. Term SOFR + 0.53%, 0.42% Floor)	4.85%	12/25/2036	6,449,577
	JP Morgan Mortgage Trust
156,576	Series 2007-S3-1A7	6.00%	08/25/2037	69,213
	Legacy Mortgage Asset Trust
20,266,470	Series 2019-RPL3-PT1	0.00%(a)	06/25/2058	16,976,482
7,369,427	Series 2021-GS3-A2	6.25%(a)(j)	07/25/2061	7,360,183
	Lehman Mortgage Trust
367,631	Series 2006-3-1A5	6.00%	07/25/2036	182,401
24,397	Series 2006-9-1A19 (-5 x 1 mo. Term SOFR + 30.16%, 0.00% Floor, 30.68% Cap)	10.28%(k)	01/25/2037	21,153
85,274	Series 2007-2-1A1	5.75%	02/25/2037	56,735
	Lehman XS Trust
2,833,410	Series 2005-9N-1A1 (1 mo. Term SOFR + 0.38%, 0.27% Floor)	4.70%	02/25/2036	2,626,441
2,328,953	Series 2007-1-1A2 (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.75%	02/25/2037	2,249,063
8,704,863	Series 2007-15N-3A1 (1 mo. Term SOFR + 0.36%, 0.25% Floor)	4.68%	08/25/2047	7,326,378
7,877,057	Series 2007-3-2A3 (1 mo. Term SOFR + 0.59%, 0.48% Floor)	4.91%	03/25/2037	7,304,399
	Long Beach Mortgage Loan Trust
33,140,595	Series 2006-2-2A3 (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.81%	03/25/2046	11,739,648
12,919,510	Series 2006-3-2A3 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.79%	05/25/2046	3,906,631
15,027,434	Series 2006-6-2A3 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.73%	07/25/2036	5,775,207
	MASTR Alternative Loans Trust
73,761	Series 2005-2-3A1	6.00%	03/25/2035	57,076
4,460,575	Series 2006-1-A5	6.00%	02/25/2036	1,970,010
32,352	Series 2007-1-2A7	6.00%	10/25/2036	9,390
	Mastr Asset Backed Securities Trust
10,501,802	Series 2005-NC2-A3 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.93%	11/25/2035	5,965,047
	MASTR Asset Securitization Trust
721,122	Series 2006-2-1A11 (1 mo. Term SOFR + 6.00%, 6.00% Floor)	6.00%	06/25/2036	418,070
	Merrill Lynch Alternative Note Asset
1,615,651	Series 2007-F1-2A8	6.00%	03/25/2037	555,017
	Merrill Lynch Mortgage Investors, Inc.
4,847,215	Series 2007-MLN1-A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.93%	03/25/2037	3,677,193

Principal Amount $	Security Description	Rate	Maturity	Value $
	Morgan Stanley ABS Capital I, Inc.
7,160,561	Series 2006-HE5-A2C (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.71%	08/25/2036	3,572,665
	Morgan Stanley Mortgage Loan Trust
19,538	Series 2004-1-1A1	5.00%	11/25/2033	14,052
396,616	Series 2005-7-7A4	5.50%	11/25/2035	366,897
1,364,544	Series 2006-7-3A	5.06%(c)	06/25/2036	730,926
24,159,627	Series 2007-2AX-2A2 (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.75%	12/25/2036	8,356,634
7,511,069	Series 2007-7AX-2A1 (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.67%	04/25/2037	1,998,865
	Morgan Stanley Reremic Trust
25,768	Series 2010-R6-5C	5.75%(a)(c)	05/26/2037	24,442
	MortgageIT Trust
13,392,294	Series 2007-1-2A11 (1 mo. Term SOFR + 0.55%, 0.44% Floor)	4.87%	06/25/2047	11,488,478
	New Century Home Equity Loan Trust
6,000,000	Series 2005-B-M2 (1 mo. Term SOFR + 0.85%, 0.74% Floor)	5.17%	10/25/2035	5,162,255
	Nomura Asset Acceptance Corp.
157,682	Series 2006-AP1-A2	5.52%(c)	01/25/2036	43,844
	Nomura Home Equity Loan, Inc.
489,329	Series 2006-AF1-A2	6.30%(j)	10/25/2036	103,024
809,517	Series 2007-1-1A1	6.56%(j)	02/25/2037	212,996
	NRZ Excess Spread-Collateralized Notes
2,169,027	Series 2020-PLS1-A	3.84%(a)	12/25/2025	2,143,503
	Onslow Bay Mortgage Loan Trust
2,871,318	Series 2024-NQM18-A1	5.41%(a)(c)	10/25/2064	2,873,947
	Option One Mortgage Loan Trust
26,029	Series 2004-3-M3 (1 mo. Term SOFR + 1.09%, 0.98% Floor)	5.41%	11/25/2034	27,048
15,475,431	Series 2007-6-1A1 (1 mo. Term SOFR + 0.30%, 0.19% Floor)	4.62%	07/25/2037	13,665,532
	PennyMac Mortgage Investment Trust
15,000,000	Series 2021-FT1-A (1 mo. Term SOFR + 3.11%, 3.12% Floor)	7.43%(a)	03/25/2026	15,088,722
	PR Mortgage Loan Trust
4,339,514	Series 2014-1-APT	5.86%(a)(c)	10/25/2049	4,097,396
	Pretium Mortgage Credit Partners LLC
3,592,352	Series 2021-RN2-A1	4.74%(a)(j)	07/25/2051	3,578,861
13,978,012	Series 2024-NPL6-A1	5.93%(a)(j)	10/25/2054	13,964,598
	Progress Residential Trust
3,404,000	Series 2021-SFR6-E2	2.53%(a)	07/17/2038	3,285,765
4,666,000	Series 2021-SFR6-F	3.42%(a)	07/17/2038	4,540,611
5,100,000	Series 2021-SFR8-F	3.18%(a)	10/17/2038	4,948,246
	PRPM LLC
10,105,667	Series 2024-4-A1	6.41%(a)(j)	08/25/2029	10,132,470
4,120,163	Series 2024-7-A1	5.87%(a)(j)	11/25/2029	4,119,894
	RALI Trust
101,784	Series 2005-QS14-3A3	6.00%	09/25/2035	88,992
133,090	Series 2006-QS10-A4	5.75%	08/25/2036	112,214
1,452,281	Series 2006-QS10-A9	6.50%	08/25/2036	1,273,884
1,581,703	Series 2006-QS4-A10	6.00%	04/25/2036	1,281,745
305,678	Series 2006-QS6-1A15	6.00%	06/25/2036	247,813
1,509	Series 2006-QS6-2A1	6.00%	12/25/2025	–
19,097,459	Series 2007-QH5-AII (1 mo. Term SOFR + 0.57%, 0.46% Floor)	4.89%	06/25/2037	8,539,820
534,527	Series 2007-QS3-A4	6.25%	02/25/2037	438,837
1,870,288	Series 2007-QS9-A33	6.50%	07/25/2037	1,530,062

52	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	RAMP Trust
11,500,000	Series 2006-NC1-M2 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 14.00% Cap)	5.03%	01/25/2036	9,928,098
	RBSGC Mortgage Pass Through Certificates
6,081,157	Series 2005-A-3A	6.00%	04/25/2035	2,248,371
	Residential Asset Securitization Trust
154,641	Series 2005-A10-A3	5.50%	09/25/2035	71,393
218,968	Series 2005-A11-2A4	6.00%	10/25/2035	93,751
1,611,824	Series 2006-A6-1A1	6.50%	07/25/2036	442,945
110,080	Series 2006-R1-A1 (-4 x 1 mo. Term SOFR + 27.94%, 0.00% Floor, 28.40% Cap)	10.66%(k)	01/25/2046	93,294
	RESIDENTIAL MORTGAGE LOAN TRUST
5,154,000	Series 2020-1-M1	3.24%(a)(c)	01/26/2060	4,980,418
	RFMSI Trust
34,174	Series 2006-S10-1A2	6.00%	10/25/2036	27,302
364,752	Series 2007-S2-A4	6.00%	02/25/2037	278,364
268,970	Series 2007-S3-1A4	6.00%	03/25/2037	194,440
	Saxon Asset Securities Trust
7,695,758	Series 2005-2-M4 (1 mo. Term SOFR + 1.06%, 0.95% Floor, 11.50% Cap)	5.38%	10/25/2035	5,331,742
	Securitized Asset Backed Receivables LLC
13,787,053	Series 2007-BR3-A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor, 100.00% Cap)	4.75%(a)	04/25/2037	9,217,145
17,531,068	Series 2007-BR3-A2A (1 mo. Term SOFR + 0.25%, 0.14% Floor)	4.57%	04/25/2037	11,687,986
12,435,604	Series 2007-BR3-A2B (1 mo. Term SOFR + 0.55%, 0.44% Floor)	4.87%	04/25/2037	8,290,212
2,236,957	Series 2007-BR3-A2C (1 mo. Term SOFR + 0.67%, 0.56% Floor)	4.99%	04/25/2037	1,491,225
19,168,393	Series 2007-HE1-A2C (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.75%	12/25/2036	4,127,555
	Securitized Mortgage Asset Loan Trust
21,340,435	Series 2015-1-PC	2.71%(a)(c)	02/25/2054	18,073,916
	Sequoia Mortgage Trust
2,967,441	Series 2007-3-2AA1	4.79%(c)	07/20/2037	2,367,318
	Soundview Home Equity Loan Trust
6,092,785	Series 2007-OPT4-1A1 (1 mo. Term SOFR + 1.11%, 1.00% Floor)	5.43%	09/25/2037	4,376,488
	Starwood Mortgage Residential Trust
5,910,000	Series 2020-1-B1	3.73%(a)(c)	02/25/2050	5,016,328
	Structured Asset Investment Loan Trust
9,987,705	Series 2006-BNC3-A1 (1 mo. Term SOFR + 0.29%, 0.18% Floor)	4.61%	09/25/2036	6,147,904
	Structured Asset Securities Corp.
633,273	Series 2005-RF1-A (1 mo. Term SOFR + 0.46%, 0.35% Floor)	4.78%(a)	03/25/2035	567,821
633,273	Series 2005-RF1-AIO	0.00%(a)(c)(i)	03/25/2035	6
	VCAT Asset Securitization LLC
7,624,643	Series 2025-NPL1-A1	5.88%(a)(j)	01/25/2055	7,648,113
	Velocity Commercial Capital Loan Trust
920,215	Series 2018-1-M1	3.91%(a)	04/25/2048	874,284
503,741	Series 2018-1-M2	4.26%(a)	04/25/2048	471,269
310,595	Series 2018-1-M3	4.41%(a)	04/25/2048	286,302
1,303,647	Series 2019-1-M1	3.94%(a)(c)	03/25/2049	1,207,666
635,812	Series 2019-1-M2	4.01%(a)(c)	03/25/2049	574,215
554,180	Series 2019-1-M3	4.12%(a)(c)	03/25/2049	492,648

Principal Amount $	Security Description	Rate	Maturity	Value $
	Vericrest Opportunity Loan Transferee
1,934,581	Series 2021-CF1-A1	4.99%(a)(j)	08/25/2051	1,933,393
1,304,407	Series 2021-CF2-A1	5.49%(a)(j)	11/27/2051	1,300,742
4,190,262	Series 2021-NP12-A1	5.73%(a)(j)	12/26/2051	4,188,852
72,736	Series 2021-NPL1-A1	5.89%(a)(j)	02/27/2051	72,774
864,393	Series 2021-NPL5-A1	6.12%(a)(j)	03/27/2051	865,147
1,183,032	Series 2021-NPL6-A1	6.24%(a)(j)	04/25/2051	1,184,815
	Verus Securitization Trust
3,884,034	Series 2024-9-A1	5.44%(a)(c)	11/25/2069	3,889,778
	WaMu Mortgage Pass Through Certificates
4,011,779	Series 2006-AR13-1A (12 Month US Treasury Average + 0.88%, 0.88% Floor)	5.52%	10/25/2046	3,442,465
1,244,285	Series 2006-AR19-2A (12 Month US Treasury Average + 1.25%, 1.25% Floor)	5.89%	01/25/2047	1,141,258
3,871,281	Series 2007-HY7-2A1	4.15%(c)	07/25/2037	3,457,390
	Washington Mutual Alternative Mortgage Pass-Through Certificates
66,583	Series 2005-1-2A	6.00%	03/25/2035	57,277
353,051	Series 2006-1-3A1	5.75%	02/25/2036	330,166
947,780	Series 2006-2-4CB	6.00%	03/25/2036	926,198
6,871,181	Series 2006-8-A5	4.11%(j)	10/25/2036	2,347,432

3,053,614	Series 2006-8-A6	4.11%(j)	10/25/2036	1,044,132
6,383,516	Series 2007-2-1A2	6.00%	04/25/2037	5,230,605
4,477,010	Series 2007-2-1A3	6.00%	04/25/2037	3,668,428
572,219	Series 2007-3-A6	6.00%	04/25/2037	508,926
47,301	Series 2007-5-A11 (-6 x 1 mo. Term SOFR + 38.79%, 0.00% Floor, 39.48% Cap)	12.87%(k)	06/25/2037	51,424
5,979,406	Series 2007-5-A3	7.00%	06/25/2037	4,824,181
	Wells Fargo Alternative Loan Trust
285,268	Series 2007-PA5-1A1	6.25%	11/25/2037	253,969
	Wells Fargo Mortgage Backed Securities Trust
6,023	Series 2005-AR14-A6	7.34%(c)	08/25/2035	5,885
376,136	Series 2006-7-2A1	6.00%	06/25/2036	334,623
14,926	Series 2007-7-A1	6.00%	06/25/2037	13,669
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $854,525,387)			699,833,868

US CORPORATE BONDS - 15.2%
815,000	1261229 BC Ltd.	10.00%(a)	04/15/2032	810,886
5,836,000	200 Park Funding Trust	5.74%(a)	02/15/2055	5,795,822
780,000	AAR Escrow Issuer LLC	6.75%(a)	03/15/2029	793,349
5,404,000	AbbVie, Inc.	4.70%	05/14/2045	4,883,787
2,845,000	AbbVie, Inc.	5.50%	03/15/2064	2,801,312
1,015,000	Academy Ltd.	6.00%(a)	11/15/2027	1,014,717
405,000	Acrisure LLC / Acrisure Finance, Inc.	6.00%(a)	08/01/2029	388,510
1,650,000	Acuris Finance US, Inc. / Acuris Finance SARL	5.00%(a)	05/01/2028	1,517,002
620,000	Acushnet Co.	7.38%(a)	10/15/2028	642,322
655,000	AdaptHealth LLC	5.13%(a)	03/01/2030	597,767
1,240,000	Advanced Drainage Systems, Inc.	6.38%(a)	06/15/2030	1,246,494
2,895,000	AEP Texas, Inc.	5.45%	05/15/2029	2,964,139
1,225,000	Aethon United BR LP / Aethon United Finance Corp.	7.50%(a)	10/01/2029	1,246,788
4,927,000	AGCO Corp.	5.80%	03/21/2034	4,999,076
2,492,000	Agree LP	2.60%	06/15/2033	2,036,170
4,739,000	Aircastle Ltd. / Aircastle Ireland DAC	5.25%(a)	03/15/2030	4,725,010
1,145,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	6.75%(a)	10/15/2027	1,141,720
735,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	6.50%(a)	10/01/2031	722,456

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	53

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
1,660,000	Allied Universal Holdco LLC	7.88%(a)	02/15/2031	1,682,526
615,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.	6.00%(a)	06/01/2029	565,669
2,533,000	Ally Financial, Inc. (SOFR + 1.73%)	5.54%	01/17/2031	2,521,130
355,000	AMC Entertainment Holdings, Inc.	7.50%(a)	02/15/2029	265,483
1,284,000	Amcor Flexibles North America, Inc.	5.10%(a)	03/17/2030	1,294,947
750,000	Amentum Holdings, Inc.	7.25%(a)	08/01/2032	738,572
1,290,000	American Airlines, Inc.	8.50%(a)	05/15/2029	1,310,409
600,000	American Axle & Manufacturing, Inc.	5.00%	10/01/2029	517,301
7,338,000	American Homes 4 Rent LP	5.50%	02/01/2034	7,349,981
2,060,000	American National Group, Inc.	5.75%	10/01/2029	2,078,017
2,409,000	American Tower Corp.	5.55%	07/15/2033	2,463,255
2,087,000	Americold Realty Operating Partnership LP	5.60%	05/15/2032	2,096,143
7,276,000	Amgen, Inc.	5.75%	03/02/2063	7,096,259
2,489,000	Amphenol Corp.	5.38%	11/15/2054	2,454,509
580,000	Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.	7.00%(a)	04/15/2030	516,410
190,000	Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.	5.25%(a)	04/15/2030	142,292
2,669,000	APA Corp.	6.10%(a)	02/15/2035	2,659,095
405,000	APH / APH2 / APH3	7.88%(a)	11/01/2029	399,547
2,489,000	AppLovin Corp.	5.38%	12/01/2031	2,502,632
1,235,000	Archrock Partners LP / Archrock Partners Finance Corp.	6.63%(a)	09/01/2032	1,240,975
495,000	Arcosa, Inc.	6.88%(a)	08/15/2032	502,251
1,249,000	Ares Capital Corp.	5.95%	07/15/2029	1,269,882
2,121,000	Ares Strategic Income Fund	6.35%(a)	08/15/2029	2,154,359
2,120,000	Ares Strategic Income Fund	5.60%(a)	02/15/2030	2,090,497
4,913,000	Arizona Public Service Co.	5.70%	08/15/2034	5,011,819
5,015,000	Arrow Electronics, Inc.	5.15%	08/21/2029	5,041,945
375,000	Arsenal AIC Parent LLC	8.00%(a)	10/01/2030	382,823
140,000	Artera Services LLC	8.50%(a)	02/15/2031	130,780
2,921,000	Arthur J Gallagher & Co.	4.85%	12/15/2029	2,942,548
6,259,000	Arthur J Gallagher & Co.	5.15%	02/15/2035	6,208,006
685,000	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.63%(a)	04/01/2030	620,134
14,735,000	AT&T, Inc.	3.50%	09/15/2053	10,055,411
1,015,000	AthenaHealth Group, Inc.	6.50%(a)	02/15/2030	952,970
4,045,000	Athene Global Funding	5.35%(a)	07/09/2027	4,100,819
6,038,000	Athene Global Funding	4.72%(a)	10/08/2029	5,960,297
5,106,000	Athene Holding Ltd. (5 yr. CMT Rate + 2.61%)	6.63%	10/15/2054	5,068,936
4,130,000	Atlassian Corp.	5.25%	05/15/2029	4,206,112
4,152,000	AutoNation, Inc.	5.89%	03/15/2035	4,146,451
3,635,000	Aviation Capital Group LLC	5.38%(a)	07/15/2029	3,665,465
240,000	Avient Corp.	6.25%(a)	11/01/2031	237,945
695,000	Azorra Finance Ltd.	7.75%(a)	04/15/2030	693,504
4,215,000	Bank of America Corp. (SOFR + 1.21%)	2.57%	10/20/2032	3,637,967
3,952,000	Bank of America Corp. (SOFR + 1.65%)	5.47%	01/23/2035	4,011,188
4,319,000	Bank of America Corp. (SOFR + 1.70%)	5.74%	02/12/2036	4,312,354
11,216,000	Bank of America Corp. (5 yr. CMT Rate + 1.20%)	2.48%	09/21/2036	9,357,091
4,276,000	Bank of New York Mellon Corp. (5 yr. CMT Rate + 2.30%)	6.30%(g)	03/20/2030	4,393,261
4,385,000	Bank of New York Mellon Corp. (SOFR + 1.23%)	5.06%	07/22/2032	4,432,430
1,500,000	Bausch + Lomb Corp.	8.38%(a)	10/01/2028	1,558,125
485,000	Bausch Health Americas, Inc.	8.50%(a)	01/31/2027	461,398
1,080,000	Bausch Health Cos., Inc.	4.88%(a)	06/01/2028	873,353
465,000	Bausch Health Cos., Inc.	5.25%(a)	01/30/2030	276,110
93,000	Bausch Health Cos., Inc.	14.00%(a)	10/15/2030	87,929
1,950,000	BCPE Empire Holdings, Inc.	7.63%(a)	05/01/2027	1,920,142
1,882,000	Berry Global, Inc.	4.88%(a)	07/15/2026	1,881,944
2,930,000	Berry Global, Inc.	5.65%	01/15/2034	2,974,203
4,792,000	Black Hills Corp.	6.00%	01/15/2035	4,963,226
610,000	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.25%(a)	07/15/2032	631,491
400,000	Boost Newco Borrower LLC	7.50%(a)	01/15/2031	416,674

Principal Amount $	Security Description	Rate	Maturity	Value $
470,000	Brand Industrial Services, Inc.	10.38%(a)	08/01/2030	448,968
2,838,000	Brighthouse Financial Global Funding	2.00%(a)	06/28/2028	2,591,281
7,902,000	Broadcom, Inc.	3.42%(a)	04/15/2033	7,038,269
6,378,000	Broadcom, Inc.	3.19%(a)	11/15/2036	5,237,818
4,942,000	Brown & Brown, Inc.	5.65%	06/11/2034	5,032,515
1,730,000	Buckeye Partners LP	6.88%(a)	07/01/2029	1,760,007
1,595,000	Builders FirstSource, Inc.	6.38%(a)	03/01/2034	1,584,727
6,228,000	Bunge Ltd. Finance Corp.	4.65%	09/17/2034	6,023,345
3,506,000	Burlington Northern Santa Fe LLC	5.20%	04/15/2054	3,340,575
2,399,000	Cadence Design Systems, Inc.	4.70%	09/10/2034	2,343,368
1,715,000	Caesars Entertainment, Inc.	6.00%(a)	10/15/2032	1,603,052
5,076,000	Cardinal Health, Inc.	4.60%	03/15/2043	4,383,081
704,000	Cardinal Health, Inc.	4.50%	11/15/2044	593,946
1,915,000	Carnival Corp.	5.75%(a)	03/01/2027	1,917,401
1,718,000	Carnival Corp.	6.13%(a)	02/15/2033	1,694,274
416,872	Carvana Co. 12.00% PIK	9.00%(a)	12/01/2028	429,760
710,000	Carvana Co. 13.00% PIK	9.00%(a)	06/01/2030	752,315
224,000	Castle US Holding Corp.	9.50%(a)	02/15/2028	100,479
1,345,000	CCO Holdings LLC / CCO Holdings Capital Corp.	5.13%(a)	05/01/2027	1,325,791
2,570,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.75%(a)	03/01/2030	2,385,940
1,200,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.75%(a)	02/01/2032	1,066,908
565,000	Celanese US Holdings LLC	6.50%	04/15/2030	561,388
565,000	Celanese US Holdings LLC	6.75%	04/15/2033	549,012
8,500,000	Centene Corp.	2.50%	03/01/2031	7,174,293
265,000	Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.	8.00%(a)	06/15/2029	232,849
5,314,000	CF Industries, Inc.	5.38%	03/15/2044	4,868,277
1,905,000	Charter Communications Operating LLC / Charter Communications Operating Capital	6.10%	06/01/2029	1,967,693
5,408,000	Cheniere Energy Partners LP	4.00%	03/01/2031	5,074,209
5,139,000	Cheniere Energy, Inc.	4.63%	10/15/2028	5,085,875
1,125,000	Chord Energy Corp.	6.75%(a)	03/15/2033	1,120,126
800,000	CHS/Community Health Systems, Inc.	6.00%(a)	01/15/2029	711,798
455,000	CHS/Community Health Systems, Inc.	6.88%(a)	04/15/2029	295,517
780,000	CHS/Community Health Systems, Inc.	4.75%(a)	02/15/2031	617,504
2,038,000	Citigroup, Inc. (SOFR + 1.28%)	3.07%	02/24/2028	1,981,078
2,449,000	Citigroup, Inc. (SOFR + 2.66%)	6.17%	05/25/2034	2,511,171
5,131,000	Citigroup, Inc. (5 yr. CMT Rate + 1.73%)	5.41%	09/19/2039	4,910,362
2,479,000	Citizens Financial Group, Inc. (SOFR + 2.01%)	5.84%	01/23/2030	2,547,026
505,000	Civitas Resources, Inc.	8.38%(a)	07/01/2028	521,785
1,245,000	Clarios Global LP / Clarios US Finance Co.	6.75%(a)	05/15/2028	1,263,459
1,245,000	Clarios Global LP / Clarios US Finance Co.	6.75%(a)	02/15/2030	1,257,948
565,000	Clarivate Science Holdings Corp.	4.88%(a)	07/01/2029	504,780
590,000	Clear Channel Outdoor Holdings, Inc.	7.50%(a)	06/01/2029	487,987
510,000	Clear Channel Outdoor Holdings, Inc.	7.88%(a)	04/01/2030	500,511
655,000	Clearway Energy Operating LLC	4.75%(a)	03/15/2028	635,513
825,000	Cleveland-Cliffs, Inc.	6.88%(a)	11/01/2029	808,144
780,000	Cloud Software Group, Inc.	6.50%(a)	03/31/2029	758,788
515,000	Cloud Software Group, Inc.	9.00%(a)	09/30/2029	513,996
220,000	Clydesdale Acquisition Holdings, Inc.	6.75%(a)	04/15/2032	221,700
1,185,000	CNX Midstream Partners LP	4.75%(a)	04/15/2030	1,104,248
800,000	CNX Resources Corp.	6.00%(a)	01/15/2029	790,528
2,465,000	Comerica, Inc. (SOFR + 2.16%)	5.98%	01/30/2030	2,505,636
256,000	CommScope LLC	4.75%(a)	09/01/2029	227,917
520,000	CommScope LLC	9.50%(a)	12/15/2031	536,078
400,000	CommScope Technologies LLC	5.00%(a)	03/15/2027	359,705

54	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
1,035,000	Consolidated Communications, Inc.	5.00%(a)	10/01/2028	971,514
153,000	Cornerstone Building Brands, Inc.	6.13%(a)	01/15/2029	93,521
620,000	Cornerstone Building Brands, Inc.	9.50%(a)	08/15/2029	516,469
640,000	Cougar JV Subsidiary LLC	8.00%(a)	05/15/2032	660,579
1,300,000	CQP Holdco LP / BIP-V Chinook Holdco LLC	5.50%(a)	06/15/2031	1,248,143
6,145,000	CRH SMW Finance DAC	5.13%	01/09/2030	6,219,936
1,975,000	CSC Holdings LLC	6.50%(a)	02/01/2029	1,635,962
1,315,000	CSC Holdings LLC	5.75%(a)	01/15/2030	698,692
12,807,000	CSX Corp.	3.80%	11/01/2046	10,017,366
2,410,000	Cummins, Inc.	5.45%	02/20/2054	2,362,348
410,000	Dana, Inc.	5.38%	11/15/2027	405,792
965,000	Dana, Inc.	5.63%	06/15/2028	951,659
640,000	Dcli Bidco LLC	7.75%(a)	11/15/2029	659,391
807,000	Dealer Tire LLC / DT Issuer LLC	8.00%(a)	02/01/2028	787,378
4,680,000	Dell, Inc.	6.50%	04/15/2038	4,943,240
2,673,000	Devon Energy Corp.	5.75%	09/15/2054	2,449,112
410,000	Diebold Nixdorf, Inc.	7.75%(a)	03/31/2030	426,017
1,105,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.	5.88%(a)	08/15/2027	1,071,829
1,340,000	DISH DBS Corp.	5.75%(a)	12/01/2028	1,132,598
660,000	DISH DBS Corp.	5.13%	06/01/2029	431,463
2,995,000	Dominion Energy, Inc. (5 yr. CMT Rate + 2.21%)	6.63%	05/15/2055	2,981,448
955,000	Dornoch Debt Merger Sub, Inc.	6.63%(a)	10/15/2029	727,390
5,449,000	DR Horton, Inc.	5.00%	10/15/2034	5,313,025
2,650,000	DT Midstream, Inc.	4.13%(a)	06/15/2029	2,496,417
7,778,000	DTE Energy Co.	5.85%	06/01/2034	8,045,573
6,595,000	Duke Energy Corp.	3.95%	08/15/2047	4,959,692
1,700,000	Duke Energy Corp.	5.00%	08/15/2052	1,484,474
3,530,000	Duke Energy Corp.	5.80%	06/15/2054	3,457,518
5,099,000	Eastern Energy Gas Holdings LLC	5.65%	10/15/2054	4,927,010
1,090,000	EchoStar Corp.	10.75%	11/30/2029	1,146,302
1,435,000	Elevance Health, Inc.	4.55%	05/15/2052	1,180,810
1,245,000	Ellucian Holdings, Inc.	6.50%(a)	12/01/2029	1,227,481
581,000	Embarq LLC	8.00%	06/01/2036	228,281
1,310,000	EMRLD Borrower LP / Emerald Co.-Issuer, Inc.	6.63%(a)	12/15/2030	1,312,218
5,760,000	Energy Transfer LP	5.00%	05/15/2044	4,974,378
5,095,000	Energy Transfer LP	5.95%	05/15/2054	4,869,029
2,488,000	Energy Transfer LP (5 yr. CMT Rate + 2.83%)	7.13%	10/01/2054	2,528,174
2,510,000	Entergy Arkansas LLC	5.75%	06/01/2054	2,502,321
2,448,000	Entergy Corp. (5 yr. CMT Rate + 2.67%)	7.13%	12/01/2054	2,484,086
4,958,000	Enterprise Products Operating LLC	5.55%	02/16/2055	4,819,106
2,550,000	Eversource Energy	5.50%	01/01/2034	2,563,203
1,499,000	Expand Energy Corp.	6.75%(a)	04/15/2029	1,518,829
2,492,000	Expand Energy Corp.	5.70%	01/15/2035	2,503,381
5,243,000	Expedia Group, Inc.	3.80%	02/15/2028	5,114,314
6,243,000	Expedia Group, Inc.	5.40%	02/15/2035	6,222,062
5,069,000	Extra Space Storage LP	5.40%	02/01/2034	5,077,464
540,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.	6.75%(a)	01/15/2030	467,444
4,662,000	Fiserv, Inc.	5.45%	03/15/2034	4,728,511
5,002,000	Flowers Foods, Inc.	5.75%	03/15/2035	5,047,579
515,000	Fortrea Holdings, Inc.	7.50%(a)	07/01/2030	468,945
840,000	Fortress Transportation and Infrastructure Investors LLC	5.88%(a)	04/15/2033	803,568
2,648,000	Foundry JV Holdco LLC	6.40%(a)	01/25/2038	2,775,861
810,000	Freedom Mortgage Holdings LLC	8.38%(a)	04/01/2032	792,136
480,000	Full House Resorts, Inc.	8.25%(a)	02/15/2028	474,803
825,000	Gates Corp./DE	6.88%(a)	07/01/2029	840,324
2,932,000	GATX Corp.	5.50%	06/15/2035	2,933,614
3,014,000	General Motors Financial Co., Inc.	5.63%	04/04/2032	2,982,319
1,190,000	Genesee & Wyoming, Inc.	6.25%(a)	04/15/2032	1,190,553
835,000	Genting New York LLC / GENNY Capital, Inc.	7.25%(a)	10/01/2029	851,632
5,044,000	Genuine Parts Co.	4.95%	08/15/2029	5,062,445
2,993,000	Gilead Sciences, Inc.	5.55%	10/15/2053	2,980,934
5,013,000	Global Payments, Inc.	4.95%	08/15/2027	5,056,301
735,000	Goat Holdco LLC	6.75%(a)	02/01/2032	720,039

Principal Amount $	Security Description	Rate	Maturity	Value $
2,712,000	Goldman Sachs Group, Inc. (5 yr. CMT Rate + 2.46%)	6.85%(g)	02/10/2030	2,752,672
4,740,000	Goldman Sachs Group, Inc. (SOFR + 1.55%)	5.33%	07/23/2035	4,718,643
2,672,000	Golub Capital BDC, Inc.	2.05%	02/15/2027	2,518,405
585,000	Goodyear Tire & Rubber Co.	5.25%	07/15/2031	529,891
350,000	GrafTech Finance, Inc.	4.63%(a)	12/23/2029	241,938
625,000	Gray Media, Inc.	10.50%(a)	07/15/2029	651,738
2,005,000	Griffon Corp.	5.75%	03/01/2028	1,964,264
695,000	Group 1 Automotive, Inc.	4.00%(a)	08/15/2028	654,616
820,000	Group 1 Automotive, Inc.	6.38%(a)	01/15/2030	823,811
635,971	Gulfport Energy Corp.	8.00%(a)	05/17/2026	638,499
1,225,000	Gulfport Energy Operating Corp.	6.75%(a)	09/01/2029	1,242,827
1,205,000	Harvest Midstream I LP	7.50%(a)	05/15/2032	1,239,151
1,180,000	Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl	4.63%(a)	05/01/2028	1,062,905
2,584,000	Hess Midstream Operations LP	5.88%(a)	03/01/2028	2,597,700
2,638,000	Hess Midstream Operations LP	5.50%(a)	10/15/2030	2,585,504
12,428,000	Hewlett Packard Enterprise Co.	5.00%	10/15/2034	12,112,454
2,921,000	Hexcel Corp.	5.88%	02/26/2035	2,977,687
1,638,000	HF Sinclair Corp.	5.75%	01/15/2031	1,659,534
975,000	Hightower Holding LLC	6.75%(a)	04/15/2029	946,246
755,000	Hilcorp Energy I LP / Hilcorp Finance Co.	7.25%(a)	02/15/2035	721,993
5,035,000	Host Hotels & Resorts LP	5.70%	07/01/2034	5,040,321
1,245,000	HUB International Ltd.	7.25%(a)	06/15/2030	1,283,192
2,463,000	Huntington Bancshares, Inc. (SOFR + 1.87%)	5.71%	02/02/2035	2,490,280
2,933,000	Huntington Bancshares, Inc./OH (SOFR + 1.28%)	5.27%	01/15/2031	2,964,888
4,995,000	Hyatt Hotels Corp.	5.25%	06/30/2029	5,045,314
9,976,000	Hyundai Capital America	5.30%(a)	01/08/2029	10,074,360
1,045,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	5.25%	05/15/2027	994,820
2,440,000	Icon Investments Six DAC	5.85%	05/08/2029	2,517,803
2,434,000	Icon Investments Six DAC	6.00%	05/08/2034	2,487,421
295,000	iHeartCommunications, Inc.	9.13%(a)	05/01/2029	236,044
1,190,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.	9.00%(a)	07/01/2028	1,184,155
1,435,000	Installed Building Products, Inc.	5.75%(a)	02/01/2028	1,417,966
4,246,000	Intuit, Inc.	5.50%	09/15/2053	4,225,842
3,383,000	IQVIA, Inc.	6.25%	02/01/2029	3,525,458
1,030,000	Iron Mountain, Inc.	7.00%(a)	02/15/2029	1,054,225
240,000	Iron Mountain, Inc.	6.25%(a)	01/15/2033	237,858
3,430,000	Jacobs Engineering Group, Inc.	5.90%	03/01/2033	3,527,568
510,000	JELD-WEN, Inc.	4.88%(a)	12/15/2027	477,344
400,000	JELD-WEN, Inc.	7.00%(a)	09/01/2032	355,334
500,000	JetBlue Airways Corp. / JetBlue Loyalty LP	9.88%(a)	09/20/2031	493,971
4,297,000	JPMorgan Chase & Co. (SOFR + 0.90%)	5.14%	01/24/2031	4,364,938
9,788,000	JPMorgan Chase & Co. (SOFR + 1.46%)	5.29%	07/22/2035	9,831,531
4,970,000	Keurig Dr Pepper, Inc.	5.20%	03/15/2031	5,068,461
2,656,000	KeyCorp (SOFR + 2.06%)	4.79%	06/01/2033	2,548,015
8,220,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	9,065,080
2,511,000	Kinetik Holdings LP	5.88%(a)	06/15/2030	2,486,666
1,285,000	Kodiak Gas Services LLC	7.25%(a)	02/15/2029	1,310,895
9,377,000	Kyndryl Holdings, Inc.	4.10%	10/15/2041	7,275,421
12,436,000	Laboratory Corp. of America Holdings	4.80%	10/01/2034	11,979,455
430,000	LBM Acquisition LLC	6.25%(a)	01/15/2029	366,695
1,300,000	Leeward Renewable Energy Operations LLC	4.25%(a)	07/01/2029	1,150,013
1,125,000	Level 3 Financing, Inc.	10.50%(a)	04/15/2029	1,243,125
530,000	Level 3 Financing, Inc.	3.75%(a)	07/15/2029	388,212
890,000	Level 3 Financing, Inc.	4.50%(a)	04/01/2030	716,450
870,000	LFS Topco LLC	5.88%(a)	10/15/2026	851,707
1,335,000	Life Time, Inc.	6.00%(a)	11/15/2031	1,324,470
1,095,000	LifePoint Health, Inc.	10.00%(a)	06/01/2032	1,045,900
625,000	Light & Wonder International, Inc.	7.25%(a)	11/15/2029	634,061

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	55

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
740,000	Lightning Power LLC	7.25%(a)	08/15/2032	762,503
170,000	Lions Gate Capital Holdings LLC	5.50%(a)	04/15/2029	138,586
2,922,000	Lowe’s Cos., Inc.	5.63%	04/15/2053	2,822,584
2,403,000	M&T Bank Corp. (SOFR + 2.26%)	6.08%	03/13/2032	2,489,661
1,235,000	M/I Homes, Inc.	4.95%	02/01/2028	1,199,704
1,435,000	Madison IAQ LLC	5.88%(a)	06/30/2029	1,357,016
1,870,000	Markel Group, Inc.	6.00%	05/16/2054	1,887,867
5,053,000	Marriott International, Inc./MD	5.30%	05/15/2034	5,045,242
5,157,000	Mars, Inc.	5.70%(a)	05/01/2055	5,156,329
9,600,000	Marvell Technology, Inc.	5.95%	09/15/2033	10,018,221
5,577,000	Massachusetts Mutual Life Insurance Co.	3.20%(a)	12/01/2061	3,371,420
4,910,000	MasTec, Inc.	5.90%	06/15/2029	5,032,662
1,040,000	Matador Resources Co.	6.50%(a)	04/15/2032	1,031,521
1,330,000	Match Group Holdings II LLC	5.00%(a)	12/15/2027	1,304,990
275,000	Mativ Holdings, Inc.	8.00%(a)	10/01/2029	237,361
912,000	Mavis Tire Express Services Topco Corp.	6.50%(a)	05/15/2029	864,262
425,000	McAfee Corp.	7.38%(a)	02/15/2030	376,519
5,804,000	McDonald’s Corp.	4.45%	03/01/2047	4,925,872
685,000	McGraw-Hill Education, Inc.	5.75%(a)	08/01/2028	669,519
250,000	McGraw-Hill Education, Inc.	7.38%(a)	09/01/2031	251,631
1,365,000	Medline Borrower LP	5.25%(a)	10/01/2029	1,310,760
765,000	Medline Borrower LP/Medline Co.-Issuer, Inc.	6.25%(a)	04/01/2029	775,694
2,930,000	Meritage Homes Corp.	5.65%	03/15/2035	2,886,504
5,710,000	Meta Platforms, Inc.	4.45%	08/15/2052	4,864,977
4,227,000	MetLife, Inc. (5 yr. CMT Rate + 2.08%)	6.35%	03/15/2055	4,241,372
505,000	Michaels Cos., Inc.	5.25%(a)	05/01/2028	349,206
405,000	Michaels Cos., Inc.	7.88%(a)	05/01/2029	216,872
7,313,000	Micron Technology, Inc.	5.80%	01/15/2035	7,491,856
1,238,000	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.	4.88%(a)	05/01/2029	1,162,835
1,300,000	Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC	6.75%(a)	04/01/2032	1,289,278
2,501,000	Morgan Stanley (5 yr. CMT Rate + 2.43%)	5.95%	01/19/2038	2,529,096
4,950,000	Morgan Stanley (5 yr. CMT Rate + 1.80%)	5.94%	02/07/2039	4,999,105
4,982,000	MPLX LP	5.50%	06/01/2034	4,965,975
835,000	Nabors Industries, Inc.	9.13%(a)	01/31/2030	836,080
310,000	Nabors Industries, Inc.	8.88%(a)	08/15/2031	269,479
2,094,000	National Fuel Gas Co.	5.95%	03/15/2035	2,135,102
1,460,000	Nationstar Mortgage Holdings, Inc.	5.75%(a)	11/15/2031	1,460,830
780,000	Navient Corp.	5.00%	03/15/2027	763,898
181,000	NCL Corp. Ltd.	5.88%(a)	03/15/2026	180,734
205,000	NCL Corp. Ltd.	6.25%(a)	03/01/2030	201,412
495,000	NCL Corp. Ltd.	6.75%(a)	02/01/2032	489,306
4,584,000	NetApp, Inc.	1.88%	06/22/2025	4,554,283
3,644,000	Netflix, Inc.	5.40%	08/15/2054	3,577,726
2,338,000	NextEra Energy Capital Holdings, Inc. (5 yr. CMT Rate + 2.46%)	6.75%	06/15/2054	2,392,352
1,030,000	NGL Energy Operating LLC / NGL Energy Finance Corp.	8.13%(a)	02/15/2029	1,038,031
5,760,000	NGPL PipeCo LLC	3.25%(a)	07/15/2031	5,052,638
5,089,000	NiSource, Inc.	5.35%	04/01/2034	5,107,497
2,460,000	NiSource, Inc. (5 yr. CMT Rate + 2.45%)	6.95%	11/30/2054	2,500,310
4,209,000	NiSource, Inc.	5.85%	04/01/2055	4,187,671
5,275,000	Northrop Grumman Corp.	5.20%	06/01/2054	4,944,192
1,000,000	Novelis Corp.	4.75%(a)	01/30/2030	933,335
490,000	Novelis, Inc.	6.88%(a)	01/30/2030	497,330
745,000	NRG Energy, Inc.	6.00%(a)	02/01/2033	725,542
1,650,000	NuStar Logistics LP	6.00%	06/01/2026	1,658,615
1,097,000	Occidental Petroleum Corp.	5.38%	01/01/2032	1,081,634
5,024,000	Oklahoma Gas and Electric Co.	5.80%	04/01/2055	5,012,817
480,000	Olin Corp.	6.63%(a)	04/01/2033	466,974
550,000	Olympus Water US Holding Corp.	6.25%(a)	10/01/2029	483,261
2,577,000	Omega Healthcare Investors, Inc.	4.75%	01/15/2028	2,571,767
2,971,000	Omega Healthcare Investors, Inc.	3.25%	04/15/2033	2,519,768

Principal Amount $	Security Description	Rate	Maturity	Value $
280,000	OneMain Finance Corp.	7.13%	03/15/2026	284,283
1,525,000	OneMain Finance Corp.	7.50%	05/15/2031	1,552,984
2,443,000	ONEOK, Inc.	5.38%	06/01/2029	2,481,619
7,582,000	ONEOK, Inc.	5.65%	09/01/2034	7,646,902
2,218,000	ONEOK, Inc.	6.63%	09/01/2053	2,322,530
1,814,000	Oracle Corp.	3.80%	11/15/2037	1,529,286
3,238,000	Oracle Corp.	5.38%	09/27/2054	2,954,937
2,539,000	O’Reilly Automotive, Inc.	5.00%	08/19/2034	2,496,261
1,220,000	Outfront Media Capital LLC / Outfront Media Capital Corp.	7.38%(a)	02/15/2031	1,271,736
295,000	Owens & Minor, Inc.	6.63%(a)	04/01/2030	258,413
2,335,000	Owens Corning	5.70%	06/15/2034	2,401,151
1,035,000	Panther Escrow Issuer LLC	7.13%(a)	06/01/2031	1,055,266
1,755,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer	7.00%(a)	02/01/2030	1,769,468
270,000	PBF Holding Co. LLC / PBF Finance Corp.	6.00%	02/15/2028	251,382
470,000	Penn Entertainment, Inc.	4.13%(a)	07/01/2029	417,835
690,000	PennyMac Financial Services, Inc.	4.25%(a)	02/15/2029	645,094
775,000	PennyMac Financial Services, Inc.	7.88%(a)	12/15/2029	806,911
5,042,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.	5.25%(a)	02/01/2030	5,104,777
1,220,000	Permian Resources Operating LLC	7.00%(a)	01/15/2032	1,248,611
3,105,000	Permian Resources Operating LLC	6.25%(a)	02/01/2033	3,095,154
1,345,000	PetSmart, Inc. / PetSmart Finance Corp.	7.75%(a)	02/15/2029	1,236,209
4,402,000	Philip Morris International, Inc.	5.25%	02/13/2034	4,444,831
3,795,000	Phillips Edison Grocery Center Operating Partnership I LP	5.75%	07/15/2034	3,827,926
655,000	Pike Corp.	8.63%(a)	01/31/2031	691,062
980,000	Post Holdings, Inc.	6.38%(a)	03/01/2033	966,099
375,000	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.	5.63%(a)	09/01/2029	277,500
545,000	Prime Security Services Borrower LLC / Prime Finance, Inc.	6.25%(a)	01/15/2028	545,828
785,000	Primo Water Holdings, Inc. / Triton Water Holdings, Inc.	6.25%(a)	04/01/2029	783,581
3,165,000	Prudential Financial, Inc.	5.20%	03/14/2035	3,170,515
2,909,000	Qorvo, Inc.	3.38%(a)	04/01/2031	2,553,286
4,993,000	Quanta Services, Inc.	5.25%	08/09/2034	4,936,842
5,060,000	Quest Diagnostics, Inc.	5.00%	12/15/2034	4,983,460
1,105,000	Quikrete Holdings, Inc.	6.75%(a)	03/01/2033	1,100,978
210,000	Radiate Holdco LLC / Radiate Finance, Inc.	4.50%(a)	09/15/2026	179,961
1,117,346	Radiology Partners, Inc. 4.28% Cash + 3.50% PIK	7.78%(a)	01/31/2029	1,107,569
236,015	Radiology Partners, Inc. 9.78% PIK	9.78%(a)	02/15/2030	219,789
1,934,000	Regal Rexnord Corp.	6.05%	02/15/2026	1,948,996
2,886,000	Regal Rexnord Corp.	6.05%	04/15/2028	2,961,544
6,076,000	Republic Services, Inc.	5.15%	03/15/2035	6,115,690
865,000	Rfna LP	7.88%(a)	02/15/2030	855,161
1,930,000	Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp.	6.63%(a)	02/01/2033	1,899,404
2,135,000	Rollins, Inc.	5.25%(a)	02/24/2035	2,125,511
4,896,000	Royal Caribbean Cruises Ltd.	5.38%(a)	07/15/2027	4,880,000
490,000	Royal Caribbean Cruises Ltd.	5.63%(a)	09/30/2031	481,490
4,925,000	Royalty Pharma PLC	5.40%	09/02/2034	4,870,351
2,426,000	Sabra Health Care LP	3.20%	12/01/2031	2,108,466
367,000	Sabre GLBL, Inc.	8.63%(a)	06/01/2027	363,458
520,000	Sabre GLBL, Inc.	10.75%(a)	11/15/2029	525,734
1,423,000	San Diego Gas & Electric Co.	5.35%	04/01/2053	1,335,094
3,204,000	Santander Holdings USA, Inc. (SOFR + 1.61%)	5.47%	03/20/2029	3,223,194
545,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc.	6.63%(a)	03/01/2030	514,547
1,270,000	Sealed Air Corp./Sealed Air Corp. US	7.25%(a)	02/15/2031	1,316,229
965,000	Select Medical Corp.	6.25%(a)	12/01/2032	941,298
260,000	Service Properties Trust	5.50%	12/15/2027	251,012

56	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
550,000	Service Properties Trust	8.88%	06/15/2032	544,946
1,100,000	Sirius XM Radio LLC	5.50%(a)	07/01/2029	1,063,157
605,000	Sitio Royalties Operating Partnership LP / Sitio Finance Corp.	7.88%(a)	11/01/2028	623,122
1,100,000	Six Flags Entertainment Corp.	7.25%(a)	05/15/2031	1,104,927
665,000	Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Magnum Management Corp.	5.25%	07/15/2029	629,909
1,230,000	SM Energy Co.	7.00%(a)	08/01/2032	1,208,342
700,000	Sonic Automotive, Inc.	4.63%(a)	11/15/2029	645,267
2,583,000	Sonoco Products Co.	4.60%	09/01/2029	2,546,883
680,000	Sotera Health Holdings LLC	7.38%(a)	06/01/2031	692,159
3,438,000	Southern Co. (5 yr. CMT Rate + 2.07%)	6.38%	03/15/2055	3,528,980
3,724,000	Southwestern Electric Power Co.	3.25%	11/01/2051	2,423,329
625,000	Standard Building Solutions, Inc.	6.50%(a)	08/15/2032	625,536
795,000	Staples, Inc.	10.75%(a)	09/01/2029	719,228
185,000	Staples, Inc.	12.75%(a)	01/15/2030	125,534
980,000	Star Leasing Co. LLC	7.63%(a)	02/15/2030	942,898
850,000	Starwood Property Trust, Inc.	7.25%(a)	04/01/2029	872,439
405,000	Starwood Property Trust, Inc.	6.00%(a)	04/15/2030	396,210
625,000	Station Casinos LLC	6.63%(a)	03/15/2032	620,435
685,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.00%(a)	06/01/2031	619,112
6,035,000	Sun Communities Operating LP	2.70%	07/15/2031	5,255,205
1,130,000	SunCoke Energy, Inc.	4.88%(a)	06/30/2029	1,038,496
635,000	Sunoco LP / Sunoco Finance Corp.	6.00%	04/15/2027	634,366
210,000	SWF Holdings I Corp.	6.50%(a)	10/01/2029	95,386
4,156,000	Synopsys, Inc.	5.15%	04/01/2035	4,179,472
8,765,000	Take-Two Interactive Software, Inc.	4.95%	03/28/2028	8,851,569
1,205,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.38%(a)	02/15/2029	1,211,924
1,081,000	Targa Resources Corp.	5.50%	02/15/2035	1,075,180
950,000	Tenet Healthcare Corp.	6.25%	02/01/2027	951,184
835,000	Tenet Healthcare Corp.	6.13%	10/01/2028	831,702
1,320,000	Tenet Healthcare Corp.	6.13%	06/15/2030	1,315,547
2,495,000	The Campbell’s Co.	5.40%	03/21/2034	2,515,150
5,722,000	T-Mobile USA, Inc.	3.40%	10/15/2052	3,870,213
3,190,000	T-Mobile USA, Inc.	5.25%	06/15/2055	2,931,812
3,032,000	T-Mobile USA, Inc.	5.88%	11/15/2055	3,054,526
1,290,000	TransDigm, Inc.	5.50%	11/15/2027	1,276,285
1,245,000	TransDigm, Inc.	6.88%(a)	12/15/2030	1,273,442
519,750	Transocean Poseidon Ltd.	6.88%(a)	02/01/2027	516,948
441,000	Transocean, Inc.	8.00%(a)	02/01/2027	439,620
1,785,000	Trident TPI Holdings, Inc.	12.75%(a)	12/31/2028	1,916,692
2,143,000	Truist Financial Corp. (SOFR + 2.45%)	7.16%	10/30/2029	2,308,068
4,981,000	Truist Financial Corp. (SOFR + 1.57%)	5.15%	08/05/2032	4,991,099
5,741,000	Uber Technologies, Inc.	4.50%(a)	08/15/2029	5,650,399
4,996,000	Uber Technologies, Inc.	4.80%	09/15/2034	4,857,412
655,000	UKG, Inc.	6.88%(a)	02/01/2031	664,939
1,255,000	United Airlines, Inc.	4.63%(a)	04/15/2029	1,188,529
2,060,000	United Natural Foods, Inc.	6.75%(a)	10/15/2028	2,037,363
599,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC	10.50%(a)	02/15/2028	636,765
1,000,000	Univision Communications, Inc.	4.50%(a)	05/01/2029	884,869
260,000	Univision Communications, Inc.	8.50%(a)	07/31/2031	254,307
445,000	Upbound Group, Inc.	6.38%(a)	02/15/2029	421,345
1,725,000	US Foods, Inc.	5.75%(a)	04/15/2033	1,682,419
500,000	Vail Resorts, Inc.	6.50%(a)	05/15/2032	505,871
940,000	Venture Global LNG, Inc.	8.13%(a)	06/01/2028	961,109
575,000	Venture Global LNG, Inc.	8.38%(a)	06/01/2031	583,571
330,000	Venture Global LNG, Inc.	9.88%(a)	02/01/2032	350,694
4,970,000	Veralto Corp.	5.35%	09/18/2028	5,091,217
6,230,000	VeriSign, Inc.	5.25%	06/01/2032	6,287,486
4,988,000	Verisk Analytics, Inc.	5.25%	06/05/2034	5,032,071
515,000	Veritiv Operating Co.	10.50%(a)	11/30/2030	545,938

Principal Amount $	Security Description	Rate	Maturity	Value $
5,267,000	VICI Properties LP / VICI Note Co., Inc.	4.63%(a)	12/01/2029	5,114,568
1,020,000	Victra Holdings LLC / Victra Finance Corp.	8.75%(a)	09/15/2029	1,053,386
1,415,000	Viking Cruises Ltd.	5.88%(a)	09/15/2027	1,408,724
1,807,000	Virginia Electric and Power Co.	5.55%	08/15/2054	1,754,891
760,000	Vistra Operations Co. LLC	7.75%(a)	10/15/2031	796,582
775,000	Vistra Operations Co. LLC	6.88%(a)	04/15/2032	790,570
910,000	Vital Energy, Inc.	7.88%(a)	04/15/2032	848,019
119,130	Vortex Opco LLC	8.00%(a)	04/30/2030	28,591
27,360	Vortex Opco LLC (3 mo. Term SOFR + 6.25%, 0.50% Floor)	10.54%(a)	04/30/2030	27,086
635,000	VT Topco, Inc.	8.50%(a)	08/15/2030	666,394
190,000	Walgreens Boots Alliance, Inc.	4.80%	11/18/2044	172,215
760,000	Walker & Dunlop, Inc.	6.63%(a)	04/01/2033	758,795
790,000	Wand NewCo 3, Inc.	7.63%(a)	01/30/2032	809,179
1,255,000	Watco Cos. LLC / Watco Finance Corp.	7.13%(a)	08/01/2032	1,263,161
615,000	Wayfair LLC	7.25%(a)	10/31/2029	590,464
1,090,000	Weatherford International Ltd.	8.63%(a)	04/30/2030	1,107,517
4,377,000	Wells Fargo & Co. (SOFR + 1.98%)	4.81%	07/25/2028	4,391,722
4,980,000	Wells Fargo & Co. (3 mo. Term SOFR + 1.43%)	2.88%	10/30/2030	4,591,699
7,465,000	Wells Fargo & Co. (SOFR + 2.06%)	6.49%	10/23/2034	8,055,800
440,000	WESCO Distribution, Inc.	6.38%(a)	03/15/2033	442,593
790,000	Windstream Services LLC / Windstream Escrow Finance Corp.	8.25%(a)	10/01/2031	805,063
4,663,000	Workday, Inc.	3.70%	04/01/2029	4,495,957
2,718,000	Workday, Inc.	3.80%	04/01/2032	2,516,764
685,000	WR Grace Holdings LLC	5.63%(a)	08/15/2029	590,492
1,215,000	Wyndham Hotels & Resorts, Inc.	4.38%(a)	08/15/2028	1,161,458
3,250,000	XHR LP	6.63%(a)	05/15/2030	3,194,719
1,510,000	XPO, Inc.	7.13%(a)	06/01/2031	1,547,818
5,023,000	Zimmer Biomet Holdings, Inc.	5.20%	09/15/2034	5,007,987
	Total US Corporate Bonds (Cost $1,047,477,351)			1,020,266,396

US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 22.9%
	Fannie Mae Whole Loan
107,940	Series 2003-W17-1A7	5.75%	08/25/2033	108,888
	Federal Home Loan Mortgage Corp.
191,945	Pool G01840	5.00%	07/01/2035	193,517
110,986	Pool G04817	5.00%	09/01/2038	112,143
4,606,825	Pool G08537	3.00%	07/01/2043	4,150,788
2,553,758	Pool G08622	3.00%	01/01/2045	2,274,855
2,444,507	Pool G08686	3.00%	01/01/2046	2,174,464
9,088,522	Pool G08701	3.00%	04/01/2046	8,078,570
601,535	Pool G08737	3.00%	12/01/2046	532,230
5,476,415	Pool G61645	4.00%	10/01/2048	5,169,368
756,334	Pool N70081	5.50%	07/01/2038	765,828
4,329,651	Pool Q33789	3.50%	06/01/2045	4,035,357
8,211,510	Pool QX1615	5.50%	12/01/2054	8,235,989
7,411,008	Pool RA3722	2.50%	10/01/2050	6,280,315
36,871,094	Pool RA9843	5.50%	09/01/2053	37,123,998
6,991,200	Pool SD0699	2.00%	11/01/2050	5,723,765
11,668,056	Pool SD2759	5.50%	05/01/2053	11,768,492
23,414,528	Pool SD2912	5.00%	05/01/2053	23,145,745
38,623,106	Pool SD2969	2.50%	05/01/2052	32,657,510
27,174,961	Pool SD3721	5.00%	07/01/2053	26,854,512
18,299,897	Pool SD3892	5.50%	09/01/2053	18,423,615
22,998,272	Pool SD4301	6.00%	11/01/2053	23,822,986
9,936,775	Pool SD4400	2.00%	02/01/2051	8,029,686
5,296,275	Pool SD4658	5.00%	06/01/2053	5,272,500
14,391,334	Pool SD4882	6.00%	02/01/2054	14,907,436
19,254,730	Pool SD4888	6.00%	02/01/2054	19,790,667
14,469,239	Pool SD5598	5.50%	05/01/2054	14,624,458
29,991,558	Pool SD5726	3.00%	07/01/2052	26,244,323
6,573,826	Pool SD5964	5.50%	11/01/2053	6,655,571
31,102,387	Pool SD6263	6.00%	08/01/2054	32,150,515
24,694,768	Pool SD7162	5.50%	12/01/2054	24,991,160
53,496,808	Pool SD7538	2.00%	04/01/2051	43,769,068

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	57

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
48,975,250	Pool SD7553	3.00%	03/01/2052	43,193,432
17,577,610	Pool SD7562	5.50%	04/01/2053	17,812,264
23,179,440	Pool SD7564	5.00%	06/01/2053	23,075,334
18,303,792	Pool SD7565	5.50%	09/01/2053	18,517,894
8,758,928	Pool SD7567	5.50%	02/01/2054	8,882,237
13,612,396	Pool SD7568	5.50%	02/01/2054	13,786,576
35,568,687	Pool SL0312	6.00%	01/01/2055	36,767,299
730,547	Pool T60854	3.50%	09/01/2042	671,807
131,206	Pool U60299	4.00%	11/01/2040	126,281
9,776,972	Pool ZT1827	3.00%	07/01/2047	8,662,544
24,179	Series 2692-SC (-2 x 30 day avg SOFR US + 13.06%, 0.00% Floor, 13.29% Cap)	4.36%(k)	07/15/2033	25,145
567,729	Series 2722-PS (-1 x 30 day avg SOFR US + 9.76%, 0.00% Floor, 9.89% Cap)	4.93%(k)	12/15/2033	586,409
22,234	Series 2750-ZT	5.00%	02/15/2034	22,575
57,974	Series 3002-SN (-1 x 30 day avg SOFR US + 6.39%, 0.00% Floor, 6.50% Cap)	2.04%(i)(k)	07/15/2035	4,412
27,925	Series 3045-DI (-1 x 30 day avg SOFR US + 6.62%, 0.00% Floor, 6.73% Cap)	2.27%(i)(k)	10/15/2035	2,478
97,288	Series 3116-Z	5.50%	02/15/2036	100,828
7,442	Series 3117-ZN	4.50%	02/15/2036	7,237
25,820	Series 3275-SC (-1 x 30 day avg SOFR US + 5.97%, 0.00% Floor, 6.08% Cap)	1.62%(i)(k)	02/15/2037	2,195
78,668	Series 3382-SB (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.54%(i)(k)	11/15/2037	5,387
91,028	Series 3384-S (-1 x 30 day avg SOFR US + 6.28%, 0.00% Floor, 6.39% Cap)	1.93%(i)(k)	11/15/2037	6,139
30,689	Series 3417-SX (-1 x 30 day avg SOFR US + 6.07%, 0.00% Floor, 6.18% Cap)	1.72%(i)(k)	02/15/2038	2,324
10,600	Series 3423-GS (-1 x 30 day avg SOFR US + 5.54%, 0.00% Floor, 5.65% Cap)	1.19%(i)(k)	03/15/2038	712
10,600	Series 3423-SG (-1 x 30 day avg SOFR US + 5.54%, 0.00% Floor, 5.65% Cap)	1.19%(i)(k)	03/15/2038	697
46,427	Series 3524-LB	3.19%(c)	06/15/2038	43,869
28,871	Series 3562-WS (-1 x 30 day avg SOFR US + 4.84%, 0.00% Floor, 4.95% Cap)	0.49%(i)(k)	08/15/2039	1,452
100,065	Series 3582-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.54%(i)(k)	10/15/2049	8,645
54,757	Series 3616-SG (-1 x 30 day avg SOFR US + 6.24%, 0.00% Floor, 6.35% Cap)	1.89%(i)(k)	03/15/2032	2,319
331,390	Series 3626-AZ	5.50%	08/15/2036	342,864
144,324	Series 3666-SC (-1 x 30 day avg SOFR US + 5.66%, 0.00% Floor, 5.77% Cap)	1.31%(i)(k)	05/15/2040	10,594
337,083	Series 3779-YA	3.50%	12/15/2030	331,540
162,797	Series 3786-SG (-2 x 30 day avg SOFR US + 9.27%, 0.00% Floor, 9.50% Cap)	0.57%(k)	01/15/2041	123,326
101,340	Series 3792-SE (-2 x 30 day avg SOFR US + 9.63%, 0.00% Floor, 9.86% Cap)	0.93%(k)	01/15/2041	65,357
303,266	Series 3806-CZ	5.50%	07/15/2034	314,014
458,841	Series 3818-CZ	4.50%	03/15/2041	451,412
251,282	Series 3828-SW (-3 x 30 day avg SOFR US + 12.86%, 0.00% Floor, 13.20% Cap)	0.00%(k)	02/15/2041	199,934
1,769,084	Series 3889-VZ	4.00%	07/15/2041	1,701,256
685,798	Series 3972-AZ	3.50%	12/15/2041	642,993
1,935,025	Series 4291-MS (-1 x 30 day avg SOFR US + 5.79%, 0.00% Floor, 5.90% Cap)	1.44%(i)(k)	01/15/2054	205,414
952,747	Series 4471-BA	3.00%	12/15/2041	941,660
12,835,115	Series 5470-FH (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.54%	11/25/2054	12,838,732
12,808,782	Series 5478-FB (30 day avg SOFR US + 1.35%, 1.35% Floor, 6.50% Cap)	5.69%	02/25/2054	12,875,531

Principal Amount $	Security Description	Rate	Maturity	Value $
19,400,000	Series 5524-AF (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.55%	04/25/2055	19,420,143
32,778,000	Series 5524-FB (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.56%	04/25/2055	32,812,027
14,998,000	Series 5527-FD (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.55%	09/25/2054	15,021,473
	Federal National Mortgage Association
35,145	Pool 555743	5.00%	09/01/2033	35,335
30,627	Pool 735382	5.00%	04/01/2035	30,835
257,546	Pool 735383	5.00%	04/01/2035	259,300
130,272	Pool 735402	5.00%	04/01/2035	131,156
174,379	Pool 735484	5.00%	05/01/2035	175,558
43,552	Pool 931104	5.00%	05/01/2039	43,954
214,134	Pool 995203	5.00%	07/01/2035	215,623
166,962	Pool AB2123	4.00%	01/01/2031	165,602
16,345	Pool AB2370	4.50%	09/01/2035	16,179
2,189	Pool AD2177	4.50%	06/01/2030	2,179
277,211	Pool AH7309	4.00%	02/01/2031	273,839
3,567,144	Pool AL9238	3.00%	10/01/2041	3,239,547
671,442	Pool AL9445	3.00%	07/01/2031	652,635
6,616,109	Pool AS7661	3.00%	08/01/2046	5,769,688
3,196,557	Pool AS7724	2.50%	08/01/2046	2,724,963
10,341,864	Pool BC9081	3.00%	12/01/2046	9,166,024
6,862,878	Pool BD8013	2.50%	09/01/2046	5,852,553
17,450,500	Pool BL2643	3.39%	07/01/2034	15,887,709
4,704,777	Pool BL9284	2.23%	12/01/2050	3,326,676
1,692,249	Pool BM4094	3.00%	03/01/2043	1,533,533
9,759,554	Pool BM6089	3.50%	12/01/2044	9,096,557
41,988,481	Pool BR2217	2.50%	08/01/2051	35,451,392
36,599,790	Pool BS4941	2.46%	04/01/2032	32,056,240
22,268,606	Pool CB6266	6.00%	05/01/2053	22,830,601
30,241,846	Pool CB7270	6.00%	10/01/2053	31,076,942
34,485,408	Pool CB7272	6.00%	10/01/2053	35,415,392
13,792,217	Pool CB7335	5.50%	10/01/2053	13,940,647
8,916,129	Pool CB8122	5.00%	03/01/2054	8,878,651
22,037,736	Pool CB8138	5.50%	03/01/2054	22,261,077
26,383,649	Pool CB8692	5.50%	06/01/2054	26,700,305
11,736,436	Pool CB8916	6.00%	07/01/2054	11,960,255
9,844,489	Pool FA0517	5.50%	02/01/2055	9,886,742
9,347,663	Pool FM1000	3.00%	04/01/2047	8,282,175
14,942,074	Pool FM4575	2.50%	10/01/2050	12,655,715
9,569,164	Pool FM6061	2.00%	02/01/2051	7,739,150
6,223,329	Pool FM8664	3.00%	10/01/2046	5,521,658
34,796,041	Pool FS1472	3.50%	11/01/2050	31,725,667
9,409,495	Pool FS3708	5.00%	01/01/2053	9,255,269
27,949,673	Pool FS5417	2.50%	04/01/2052	23,530,085
28,843,534	Pool FS5875	2.50%	04/01/2052	24,278,410
8,524,035	Pool FS6084	6.00%	10/01/2053	8,740,174
2,131,670	Pool FS6309	6.00%	12/01/2053	2,208,293
6,158,207	Pool FS6476	2.50%	11/01/2051	5,195,894
3,798,181	Pool FS7708	3.50%	04/01/2052	3,453,636
4,219,758	Pool FS8999	6.00%	08/01/2054	4,344,749
104,252	Pool MA0264	4.50%	12/01/2029	104,249
71,720	Pool MA0353	4.50%	03/01/2030	71,783
4,201	Pool MA0468	5.00%	07/01/2040	4,103
1,777,901	Pool MA2151	3.50%	01/01/2045	1,628,785
941,144	Pool MA2248	3.00%	04/01/2045	820,774
1,483,485	Pool MA2621	3.50%	05/01/2046	1,347,593
3,513,367	Pool MA2649	3.00%	06/01/2046	3,063,878
1,376,433	Pool MA2711	3.00%	08/01/2046	1,200,342
8,967,636	Pool MA2806	3.00%	11/01/2046	7,944,529
12,025,828	Pool MA4709	5.00%	07/01/2052	11,835,034
14,606,531	Pool MA5086	5.00%	07/01/2043	14,614,214
641,139	Series 2005-20-QH	5.00%	03/25/2035	651,777
117,252	Series 2006-101-SA (-1 x 30 day avg SOFR US + 6.47%, 0.00% Floor, 6.58% Cap)	2.13%(i)(k)	10/25/2036	13,306
44,459	Series 2006-56-SM (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)	2.30%(i)(k)	07/25/2036	3,889
37,716	Series 2007-116-BI (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	1.80%(i)(k)	05/25/2037	2,947
481,047	Series 2007-30-FS (-5 x 30 day avg SOFR US + 29.30%, 0.00% Floor, 29.83% Cap)	9.20%(k)	04/25/2037	552,336

58	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
187,047	Series 2007-30-OI (-1 x 30 day avg SOFR US + 6.33%, 0.00% Floor, 6.44% Cap)	1.99%(i)(k)	04/25/2037	21,336
28,669	Series 2008-29-ZA	4.50%	04/25/2038	28,546
12,123	Series 2008-62-SC (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.55%(i)(k)	07/25/2038	759
132,205	Series 2009-111-EZ	5.00%	01/25/2040	132,391
3,893	Series 2009-111-SE (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	1.80%(i)(k)	01/25/2040	412
12,633	Series 2009-16-MZ	5.00%	03/25/2029	12,569
18,556	Series 2009-48-WS (-1 x 30 day avg SOFR US + 5.84%, 0.00% Floor, 5.95% Cap)	1.50%(i)(k)	07/25/2039	1,611
37,687	Series 2009-62-PS (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	1.65%(i)(k)	08/25/2039	1,120
329,867	Series 2009-77-ZA	4.50%	10/25/2039	329,796
91,253	Series 2009-83-Z	4.50%	10/25/2039	89,878
56,286	Series 2010-121-SD (-1 x 30 day avg SOFR US + 4.39%, 0.00% Floor, 4.50% Cap)	0.05%(i)(k)	10/25/2040	2,083
26,426	Series 2010-137-VS (-3 x 30 day avg SOFR US + 14.66%, 0.00% Floor, 15.00% Cap)	1.60%(k)	12/25/2040	25,720
14,910	Series 2010-31-SA (-1 x 30 day avg SOFR US + 4.89%, 0.00% Floor, 5.00% Cap)	0.55%(i)(k)	04/25/2040	769
10,513	Series 2010-34-PS (-1 x 30 day avg SOFR US + 4.82%, 0.00% Floor, 4.93% Cap)	0.48%(i)(k)	04/25/2040	461
58,736	Series 2010-35-SP (-1 x 30 day avg SOFR US + 6.24%, 0.00% Floor, 6.35% Cap)	1.90%(i)(k)	04/25/2050	7,423
3,105	Series 2010-35-SV (-1 x 30 day avg SOFR US + 6.34%, 0.00% Floor, 6.45% Cap)	2.00%(i)(k)	04/25/2040	59
414,813	Series 2010-37-MY	4.50%	04/25/2040	405,438
77,558	Series 2010-59-SC (-1 x 30 day avg SOFR US + 4.89%, 0.00% Floor, 5.00% Cap)	0.55%(i)(k)	01/25/2040	3,143
147,303	Series 2010-60-VZ	5.00%	10/25/2039	147,302
61,497	Series 2010-64-EZ	5.00%	06/25/2040	62,690
111,789	Series 2010-7-PE	5.00%	02/25/2040	113,564
29,808	Series 2010-90-GS (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.55%(i)(k)	08/25/2040	2,605
19,512	Series 2010-99-SG (-5 x 30 day avg SOFR US + 24.43%, 0.00% Floor, 25.00% Cap)	2.67%(k)	09/25/2040	21,107
973,926	Series 2011-141-PZ	4.00%	01/25/2042	933,033
44,372	Series 2011-25-KY	3.00%	04/25/2026	43,995
390,388	Series 2011-59-MA	4.50%	07/25/2041	387,733
5,193,126	Series 2012-56-FK (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap)	4.90%	06/25/2042	5,116,172
595,696	Series 2017-86-MA	3.00%	04/25/2046	578,171
8,748,011	Series 2018-21-IO	3.00%(i)	04/25/2048	1,436,524
13,763,531	Series 2018-21-PO	0.00%(l)	04/25/2048	10,108,558
7,245,647	Series 2018-35-IO	3.00%(i)	05/25/2048	1,242,566
27,796,153	Series 2018-35-PO	0.00%(l)	05/25/2048	20,144,164
16,780,248	Series 2021-48-NS (-1 x 30 day avg SOFR US + 3.65%, 0.00% Floor, 3.65% Cap)	0.00%(i)(k)	08/25/2051	419,699
10,059,050	Series 2022-12-MZ	3.00%(m)	03/25/2052	6,879,779
13,270,000	Series 2022-M2-A2	2.40%	11/25/2031	11,726,605
15,508,148	Series 2024-100-FD (30 day avg SOFR US + 1.45%, 1.45% Floor, 6.50% Cap)	5.79%	06/25/2054	15,643,151

Principal Amount $	Security Description	Rate	Maturity	Value $
14,627,628	Series 2024-96-FC (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.54%	12/25/2054	14,612,367
23,500,000	Series 2025-28-FM (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.50% Cap)	5.60%	04/25/2055	23,537,945
80,879	Series 400-S4 (-1 x 30 day avg SOFR US + 5.34%, 0.00% Floor, 5.45% Cap)	1.00%(i)(k)	11/25/2039	7,361
	Ginnie Mae I Pool
24,811,835	Pool 779384	3.50%	06/15/2042	23,312,921
	Ginnie Mae II Pool
9,613,604	Pool 784415	3.50%	04/20/2047	8,942,387
23,815,355	Pool 785713	2.50%	10/20/2051	20,204,324
11,178,045	Pool 785764	2.50%	11/20/2051	9,478,696
29,226,325	Pool 786009	3.00%	02/20/2052	25,811,378
9,093,668	Pool 786227	3.00%	04/20/2052	8,028,019
3,839,891	Pool 786540	3.50%	02/20/2050	3,568,957
9,961,886	Pool 786718	3.50%	07/20/2051	9,217,521
24,720,921	Pool MA5076	3.00%	03/20/2048	22,166,626
27,205,711	Pool MA5191	3.50%	05/20/2048	25,090,812
	Government National Mortgage Association
62,286	Series 2003-67-SP (-1 x 1 mo. Term SOFR + 6.99%, 0.00% Floor, 7.10% Cap)	2.67%(i)(k)	08/20/2033	92
36,320	Series 2008-82-SM (-1 x 1 mo. Term SOFR + 5.94%, 0.00% Floor, 6.05% Cap)	1.62%(i)(k)	09/20/2038	882
498,971	Series 2009-32-ZE	4.50%	05/16/2039	493,164
531,328	Series 2009-75-GZ	4.50%	09/20/2039	530,774
703,304	Series 2009-75-HZ	5.00%	09/20/2039	705,429
1,808,688	Series 2010-113-SM (-1 x 1 mo. Term SOFR + 5.94%, 0.00% Floor, 6.05% Cap)	1.62%(i)(k)	09/20/2040	227,610
4,088,913	Series 2010-115-AF (1 mo. Term SOFR + 0.56%, 0.45% Floor, 6.50% Cap)	4.88%	09/20/2040	4,047,984
76,975	Series 2010-25-ZB	4.50%	02/16/2040	76,419
1,050,613	Series 2011-45-GZ	4.50%	03/20/2041	1,046,995
1,587,355	Series 2013-117-MS (-1 x 1 mo. Term SOFR + 6.04%, 0.00% Floor, 6.15% Cap)	1.72%(i)(k)	02/20/2043	71,670
1,676,016	Series 2013-122-SB (-1 x 1 mo. Term SOFR + 5.99%, 0.00% Floor, 6.10% Cap)	1.67%(i)(k)	08/16/2043	184,440
2,434,906	Series 2014-102-TS (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	1.17%(i)(k)	07/20/2044	217,873
2,087,202	Series 2014-118-PS (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)	1.77%(i)(k)	08/20/2044	276,995
1,826,302	Series 2014-118-SA (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)	1.77%(i)(k)	08/20/2044	242,370
3,371,353	Series 2015-161-GF (1 mo. Term SOFR + 0.41%, 0.30% Floor, 6.50% Cap)	4.73%	11/20/2045	3,296,906
5,348,719	Series 2017-52-FH (1 mo. Term SOFR + 0.46%, 0.35% Floor, 6.50% Cap)	4.78%	04/20/2047	5,246,988
11,132,547	Series 2019-86-FE (1 mo. Term SOFR + 0.51%, 0.40% Floor, 6.50% Cap)	4.83%	07/20/2049	10,964,671
13,654,171	Series 2020-61-IA	3.00%(i)	05/20/2050	2,070,954
18,283,131	Series 2020-62-KF (1 mo. Term SOFR + 0.46%, 0.35% Floor, 6.50% Cap)	4.78%	05/20/2050	17,620,964
10,170,577	Series 2021-117-ID	3.50%(i)	06/20/2051	1,757,426
20,158,400	Series 2021-155-UI	4.50%(i)	09/20/2051	3,186,624
17,361,431	Series 2021-214-IG	2.50%(i)	12/20/2051	2,312,971
18,368,239	Series 2022-83-GZ	3.00%(m)	05/20/2052	14,699,426

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	59

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	STRU
6,225,000	Series MS-6668-FA (30 day avg SOFR US + 1.30%, 1.30% Floor, 6.50% Cap)	5.64%(b)	03/27/2055	6,217,219
	Total US Government and Agency Mortgage Backed Obligations (Cost $1,589,044,695)			1,534,080,275

US GOVERNMENT AND AGENCY OBLIGATIONS - 16.9%
190,000,000	United States Treasury Note/Bond	0.75%	03/31/2026	183,936,460
101,700,000	United States Treasury Note/Bond	0.75%	01/31/2028	93,232,283
131,750,000	United States Treasury Note/Bond	0.63%	05/15/2030	111,488,291
107,850,000	United States Treasury Note/Bond	0.63%	08/15/2030	90,484,465
289,650,000	United States Treasury Note/Bond	0.88%	11/15/2030	244,499,674
355,220,000	United States Treasury Note/Bond	1.13%	08/15/2040	222,747,916
180,150,000	United States Treasury Note/Bond	1.88%	02/15/2041	126,463,893
87,900,000	United States Treasury Note/Bond	1.75%	08/15/2041	59,607,187
	Total US Government and Agency Obligations (Cost $1,114,819,889)			1,132,460,169

Shares
COMMON STOCKS - 0.0%(n)
37,440	Flame Aggregator - Series R(b)(o)	188,697
3,720	Flame Aggregator - Series U(b)(o)	18,749
711	Stichting Administratiekantoor ADR(b)(o)	—
261	Stichting Administratiekantoor Unigel Creditors(b)(o)	—
	Total Common Stocks (Cost $84,406)	207,446

Principal Amount $	Security Description	Rate	Maturity	Value $
ESCROW NOTES - 0.0%(n)
5,400,000	Credito Real SAB de CV SOFOM ER(o)			50,328
	Total Escrow Notes (Cost $5,275,601)			50,328

Shares
WARRANTS - 0.0%(n)
31,063	Avation PLC, Expires 10/31/2026 at GBP 1.15(o)	10,031
	Total Warrants (Cost $–)	10,031

Shares
AFFILIATED MUTUAL FUNDS - 6.4%
12,929,742	DoubleLine Global Bond Fund - Class I	109,127,025
30,323,952	DoubleLine Infrastructure Income Fund - Class I	285,348,391
5,000,000	DoubleLine Long Duration Total Return Bond Fund - Class I	32,000,000
	Total Affiliated Mutual Funds (Cost $477,677,606)	426,475,416

PRINCIPAL AMOUNT $/ SHARES
SHORT TERM INVESTMENTS - 7.4%
33,327,007	First American Government Obligations Fund - U	4.29%(p)		33,327,007
33,327,007	JPMorgan US Government Money Market Fund - IM	4.31%(p)		33,327,007
33,327,008	MSILF Government Portfolio - Institutional	4.27%(p)		33,327,008
400,000,000	United States Treasury Bill	0.00%	07/31/2025	394,400,388
	Total Short Term Investments (Cost $494,398,889)			494,381,410
	Total Investments - 99.1% (Cost $7,050,750,855)			6,633,323,011
	Other Assets in Excess of Liabilities - 0.9%			60,462,361
	NET ASSETS - 100.0%			$6,693,785,372

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Mortgage Backed Obligations	22.9%
US Government and Agency Obligations	16.9%
US Corporate Bonds	15.2%
Non-Agency Residential Collateralized Mortgage Obligations	10.4%
Short Term Investments	7.4%
Affiliated Mutual Funds	6.4%
Foreign Corporate Bonds	5.5%
Non-Agency Commercial Mortgage Backed Obligations	4.9%
Asset Backed Obligations	3.1%
Collateralized Loan Obligations	3.0%
Bank Loans	2.4%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.0%
Common Stocks	0.0%(n)
Escrow Notes	0.0%(n)
Warrants	0.0%(n)
Other Assets and Liabilities	0.9%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Mortgage Backed Obligations	22.9%
US Government and Agency Obligations	16.9%
Non-Agency Residential Collateralized Mortgage Obligations	10.4%
Short Term Investments	7.4%
Affiliated Mutual Funds	6.4%
Non-Agency Commercial Mortgage Backed Obligations	4.9%

60	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025

Banking	3.5%
Asset Backed Obligations	3.1%
Collateralized Loan Obligations	3.0%
Energy	2.5%
Technology	2.1%
Utilities	1.5%
Transportation	1.2%
Healthcare	1.1%
Finance	1.0%
Insurance	1.0%
Media	0.8%
Real Estate	0.7%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.7%
Retailers (other than Food/Drug)	0.6%
Construction	0.6%
Telecommunications	0.6%
Commercial Services	0.6%
Food Products	0.6%
Hotels/Motels/Inns and Casinos	0.6%
Mining	0.5%
Automotive	0.5%
Industrial Equipment	0.4%
Pharmaceuticals	0.4%
Electronics/Electric	0.3%
Containers and Glass Products	0.3%
Diversified Manufacturing	0.3%
Aerospace & Defense	0.3%
Chemicals/Plastics	0.3%
Leisure	0.3%
Consumer Products	0.2%
Beverage and Tobacco	0.1%
Pulp & Paper	0.1%
Business Equipment and Services	0.1%
Environmental Control	0.1%
Building and Development (including Steel/Metals)	0.1%
Food Service	0.1%
Chemical Products	0.0%(n)
Conglomerates	0.0%(n)
Consumer Staples	0.0%(n)
Financials	0.0%(n)
Escrow Notes	0.0%(n)
Other Assets and Liabilities	0.9%
Net Assets	100.0%

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of March 31, 2025, the value of these securities total $1,317,185,633 or 19.7% of the Fund’s net assets.

(b)	Value determined using significant unobservable inputs.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(d)	Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid.
(e)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(f)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(g)	Perpetual maturity. The date disclosed is the next call date of the security.
(h)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(i)	Interest only security
(j)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(k)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(l)	Principal only security
(m)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.

(n)	Represents less than 0.05% of net assets.
(o)	Non-income producing security.
(p)	Seven-day yield as of period end.
CMT	Constant Maturity Treasury Rate
LIBOR	London Interbank Offered Rate
PIK
A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

SOFR	Secured Overnight Financing Rate
GBP	British Pound
USD	United States Dollar
The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	61

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)
Futures Contracts

Description	Long/Short	Contract Quantity	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)/Value
U.S. Treasury 2 Year Notes	Long	17,600	6/30/2025	$ 3,625,382,719	$20,842,298
U.S. Treasury Long Bonds	Long	3,800	6/18/2025	440,343,664	5,325,086
U.S. Treasury 5 Year Note	Long	500	6/30/2025	54,015,174	62,951
U.S. Treasury Ultra Bonds	Short	(200)	6/18/2025	(24,068,831)	(381,169)
10 Year U.S. Ultra Treasury Notes	Short	(4,700)	6/18/2025	(525,291,292)	(11,096,208)
					$14,752,958

(1)	Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.
A summary of the DoubleLine Core Fixed Income Fund's investments in affiliated mutual funds for the period ended March 31, 2025 is as follows:

Fund	Value at March 31, 2024	Gross Purchases	Gross Sales	Net Realized Gain (Loss) for the Period Ended March 31, 2025	Change in Unrealized for the Period Ended March 31, 2025	Value at March 31, 2025	Shares Held at March 31, 2025	Dividend Income Earned for the Period Ended March 31, 2025
DoubleLine Infrastructure Income Fund (Class I)	$304,004,213	$ —	$(25,000,000)	$(1,880,297)	$8,224,475	$ 285,348,391	30,323,952	$12,764,687
DoubleLine Global Bond Fund (Class I)	108,480,538	—	—	—	646,487	109,127,025	12,929,742	1,217,481
DoubleLine Long Duration Total Return Bond Fund (Class I)	32,900,000	—	—	—	(900,000)	32,000,000	5,000,000	1,553,884
	$445,384,751	$—	$(25,000,000)	$(1,880,297)	$7,970,962	$426,475,416	48,253,694	$15,536,052

62	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Emerging Markets Fixed Income Fund	March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
FOREIGN CORPORATE BONDS - 72.8%
BRAZIL - 13.7%
3,935,995	Acu Petroleo Luxembourg Sarl	7.50%	01/13/2032	3,939,755
1,100,000	Banco do Estado do Rio Grande do Sul SA (5 yr. CMT Rate + 4.93%)	5.38%	01/28/2031	1,090,358
800,000	Braskem Netherlands Finance BV	4.50%	01/31/2030	686,631
7,300,000	Cosan Overseas Ltd.	8.25%(a)	05/05/2025	7,317,301
3,350,000	CSN Resources SA	5.88%	04/08/2032	2,720,475
9,452,821	Guara Norte Sarl	5.20%	06/15/2034	8,865,619
1,929,352	Invepar Holdings	0.00%(b)(c)	12/30/2028	—
200,000	Itau Unibanco Holding SA/Cayman Island (5 yr. CMT Rate + 3.22%)	7.56%(a)	08/27/2025	201,735
200,000	Itau Unibanco Holding SA/Cayman Island (5 yr. CMT Rate + 3.86%)	7.86%(a)	09/19/2025	201,314
1,900,000	LD Celulose International GmbH	7.95%(d)	01/26/2032	1,960,230
1,100,000	Minerva Luxembourg SA	8.88%(d)	09/13/2033	1,170,860
1,600,000	Minerva Luxembourg SA	8.88%	09/13/2033	1,703,069
2,500,000	Movida Europe SA	7.85%(d)	04/11/2029	2,229,905
1,400,000	Movida Europe SA	7.85%	04/11/2029	1,248,747
8,573,940	MV24 Capital BV	6.75%	06/01/2034	8,299,291
1,300,000	NBM US Holdings, Inc.	6.63%	08/06/2029	1,300,646
8,204,792	Prumo Participacoes e Investimentos S/A	7.50%	12/31/2031	8,298,860
4,700,000	Raizen Fuels Finance SA	5.70%	01/17/2035	4,469,230
1,784,000	Simpar Europe SA	5.20%	01/26/2031	1,409,360
90,589	Unigel Luxembourg SA 15.00% PIK	13.50%(d)	12/31/2027	84,501
127,227	Unigel Luxembourg SA 15.00% PIK	13.50%	12/31/2027	118,677
445,181	Unigel Luxembourg SA 12.00% PIK	11.00%	12/31/2028	184,750
103,529	Unigel Luxembourg SA 12.00% PIK	11.00%(d)	12/31/2028	42,965
558,462	Unigel Netherlands Holding Corp. BV 15.00% PIK	15.00%	12/31/2044	25,131
				57,569,410

CHILE - 5.8%
2,900,000	CAP SA	3.90%(d)	04/27/2031	2,383,800
6,210,000	CAP SA	3.90%	04/27/2031	5,104,620
4,300,000	Cencosud SA	4.38%	07/17/2027	4,246,611
10,521,016	Chile Electricity PEC SpA	0.00%(d)	01/25/2028	9,200,523
2,072,300	Empresa Electrica Angamos SA	4.88%	05/25/2029	1,884,601
1,153,500	Empresa Electrica Cochrane SpA	5.50%	05/14/2027	1,132,800
529,600	GNL Quintero SA	4.63%	07/31/2029	523,813
200,000	Sociedad de Transmision Austral SA	4.00%	01/27/2032	183,507
				24,660,275

COLOMBIA - 6.1%
1,381,246	AL Candelaria Spain SA	7.50%	12/15/2028	1,387,903
3,800,000	AL Candelaria Spain SA	5.75%(d)	06/15/2033	3,270,340
7,100,000	AL Candelaria Spain SA	5.75%	06/15/2033	6,110,373
3,000,000	Aris Mining Corp.	8.00%(d)	10/31/2029	3,049,578
2,850,000	Banco Davivienda SA (10 yr. CMT Rate + 5.10%)	6.65%(a)(d)	04/22/2031	2,490,066
200,000	Banco de Bogota SA	6.25%	05/12/2026	201,132
2,300,000	Bancolombia SA (5 yr. CMT Rate + 4.32%)	8.63%	12/24/2034	2,433,179
5,213,000	Canacol Energy Ltd.	5.75%	11/24/2028	2,742,299
1,126,300	Fideicomiso PA Pacifico Tres	8.25%	01/15/2035	1,143,194
1,100,000	Gran Tierra Energy, Inc.	9.50%(d)	10/15/2029	974,031
1,700,000	Termocandelaria Power SA	7.75%(d)	09/17/2031	1,713,294
				25,515,389

Principal Amount $	Security Description	Rate	Maturity	Value $
DOMINICAN REPUBLIC - 0.9%
200,000	Aeropuertos Dominicanos Siglo XXI SA	7.00%(d)	06/30/2034	200,903
3,800,000	AES Espana BV	5.70%(d)	05/04/2028	3,646,594
				3,847,497

GUATEMALA - 3.6%
8,500,000	Banco Industrial SA/Guatemala (5 yr. CMT Rate + 4.44%)	4.88%	01/29/2031	8,427,750
1,000,000	CT Trust	5.13%	02/03/2032	915,115
2,135,000	Energuate Trust	5.88%	05/03/2027	2,125,809
450,000	Millicom International Cellular SA	5.13%	01/15/2028	439,820
3,150,000	Millicom International Cellular SA	6.25%	03/25/2029	3,138,720
				15,047,214

INDIA - 7.6%
2,100,000	Adani Electricity Mumbai Ltd.	3.95%	02/12/2030	1,797,722
3,300,000	Adani Electricity Mumbai Ltd.	3.87%	07/22/2031	2,676,152
2,560,000	Adani International Container Terminal Pvt Ltd.	3.00%(d)	02/16/2031	2,193,047
4,420,000	Adani International Container Terminal Pvt Ltd.	3.00%	02/16/2031	3,786,433
400,000	Adani Ports & Special Economic Zone Ltd.	4.00%	07/30/2027	376,812
800,000	Adani Ports & Special Economic Zone Ltd.	4.20%	08/04/2027	752,941
1,200,000	Adani Ports & Special Economic Zone Ltd.	4.38%	07/03/2029	1,079,613
3,600,000	Adani Ports & Special Economic Zone Ltd.	3.10%	02/02/2031	2,902,163
3,600,000	Adani Transmission Step-One Ltd.	4.00%	08/03/2026	3,466,534
2,791,250	Adani Transmission Step-One Ltd.	4.25%	05/21/2036	2,312,439
200,000	Bharti Airtel Ltd.	4.38%	06/10/2025	199,833
5,900,000	JSW Hydro Energy Ltd.	4.13%	05/18/2031	5,299,463
4,200,000	JSW Infrastructure Ltd.	4.95%	01/21/2029	4,046,989
1,100,000	Periama Holdings	5.95%	04/19/2026	1,098,922
				31,989,063

INDONESIA - 2.8%
3,200,000	Freeport Indonesia PT	4.76%	04/14/2027	3,189,783
600,000	Freeport Indonesia PT	5.32%	04/14/2032	589,096
5,600,000	Medco Laurel Tree Pte Ltd.	6.95%	11/12/2028	5,517,839
2,600,000	Medco Oak Tree Pte Ltd.	7.38%	05/14/2026	2,612,241
				11,908,959

JAMAICA - 0.0%(e)
3,176,259	Digicel Group Holdings Ltd.	0.00%(c)(d)	12/31/2030	62,449
1,096,188	Digicel Group Holdings Ltd.	0.00%(c)(d)	12/31/2030	109,898
				172,347

KUWAIT - 1.2%
4,100,000	EQUATE Petrochemical Co. KSC	5.00%	05/18/2025	4,102,270
1,000,000	EQUATE Petrochemical Co. KSC	4.25%	11/03/2026	990,091
				5,092,361

MEXICO - 8.3%
1,700,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.35%)	7.63%(a)	01/10/2028	1,696,871
2,000,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.47%)	7.50%(a)(d)	06/27/2029	1,965,300

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	63

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
3,200,000	Banco Mercantil del Norte SA/Grand Cayman (5 yr. CMT Rate + 4.07%)	8.38%(a)(d)	05/20/2031	3,176,118
2,100,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX (5 yr. CMT Rate + 4.31%)	5.88%	09/13/2034	2,022,890
3,800,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX (5 yr. CMT Rate + 4.21%)	8.13%	01/08/2039	3,875,042
850,000	Braskem Idesa SAPI	6.99%	02/20/2032	635,914
2,200,000	Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy	7.88%(d)	02/15/2039	2,243,111
1,500,000	Cemex SAB de CV (5 yr. CMT Rate + 4.53%)	5.13%(a)	06/08/2026	1,469,807
2,939,136	Cometa Energia SAB de CV	6.38%	04/24/2035	2,941,479
557,878	Fermaca Enterprises S de RL de CV	6.38%	03/30/2038	540,425
2,400,000	GCC SAB de CV	3.61%	04/20/2032	2,088,290
4,590,000	KUO SAB De CV	5.75%	07/07/2027	4,518,737
4,600,000	Mexarrend SAPI de CV	10.25%(b)(d)	07/24/2025	89,700
2,592,089	Mexico Generadora de Energia S de RL	5.50%	12/06/2032	2,559,404
1,300,000	Saavi Energia Sarl	8.88%(d)	02/10/2035	1,316,835
3,963,426	Tierra Mojada Luxembourg II Sarl	5.75%	12/01/2040	3,690,683
				34,830,606

PARAGUAY - 1.7%
750,000	Banco Continental SAECA	2.75%	12/10/2025	737,216
2,224,000	Frigorifico Concepcion SA	7.70%	07/21/2028	1,685,320
6,286,666	Rutas 2 & 7 Finance Ltd.	0.00%	09/30/2036	4,475,006
168,000	Telefonica Celular del Paraguay SA	5.88%	04/15/2027	167,621
				7,065,163

PERU - 13.5%
8,000,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 3.00%)	3.13%	07/01/2030	7,947,817
3,950,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%	09/30/2031	3,816,099
12,172,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 3.71%)	4.00%	07/08/2030	12,124,574
2,300,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 2.07%)	6.40%(d)	04/30/2035	2,345,724
5,080,000	InRetail Consumer	3.25%	03/22/2028	4,808,515
4,148,000	InRetail Shopping Malls	5.75%	04/03/2028	4,128,601
4,900,000	Intercorp Financial Services, Inc.	4.13%	10/19/2027	4,761,073
6,820,755	Lima Metro Line 2 Finance Ltd.	4.35%	04/05/2036	6,398,139
4,074,000	Minsur SA	4.50%	10/28/2031	3,755,102
3,715,000	Niagara Energy SAC	5.75%	10/03/2034	3,676,506
2,710,000	Orazul Energy Peru SA	5.63%	04/28/2027	2,667,182
300,000	SAN Miguel Industrias Pet SA / NG PET R&P Latin America SA	3.75%	08/02/2028	275,483
				56,704,815

SINGAPORE - 4.1%
9,400,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	1.83%	09/10/2030	9,288,753
5,700,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.52%)	1.75%	03/16/2031	5,540,087
2,700,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.23%)	2.00%	10/14/2031	2,591,803
				17,420,643

Principal Amount $	Security Description	Rate	Maturity	Value $
SOUTH AFRICA - 1.8%
4,000,000	AngloGold Ashanti Holdings PLC	3.38%	11/01/2028	3,776,131
3,500,000	Gold Fields Orogen Holdings BVI Ltd.	6.13%	05/15/2029	3,637,483
				7,413,614

UNITED ARAB EMIRATES - 0.9%
4,592,848	Galaxy Pipeline Assets Bidco Ltd.	2.94%	09/30/2040	3,760,949

VIETNAM - 0.8%
3,507,275	Mong Duong Finance Holdings BV	5.13%	05/07/2029	3,401,457
	Total Foreign Corporate Bonds (Cost $321,961,600)			306,399,762

FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 25.4%
BRAZIL - 1.3%
5,400,000	Banco do Brasil SA/Cayman (10 yr. CMT Rate + 4.40%)	8.75%(a)	10/15/2025	5,504,717

CHILE - 1.6%
1,600,000	Chile Electricity Lux Mpc II Sarl	5.67%(d)	10/20/2035	1,601,014
186,000	Chile Electricity Lux MPC Sarl	6.01%	01/20/2033	191,115
5,000,000	Corp. Nacional del Cobre de Chile	5.13%	02/02/2033	4,840,736
				6,632,865

COLOMBIA - 3.6%
2,900,000	Colombia Government International Bond	5.00%	06/15/2045	1,955,325
3,000,000	Colombia Government International Bond	4.13%	05/15/2051	1,708,875
5,000,000	Ecopetrol SA	4.63%	11/02/2031	4,170,081
800,000	Ecopetrol SA	5.88%	05/28/2045	562,498
10,300,000	Ecopetrol SA	5.88%	11/02/2051	6,967,446
				15,364,225

DOMINICAN REPUBLIC - 1.4%
3,000,000	Dominican Republic International Bond	5.50%	02/22/2029	2,959,350
3,000,000	Dominican Republic International Bond	4.88%	09/23/2032	2,730,600
				5,689,950

GUATEMALA - 1.8%
1,100,000	Guatemala Government Bond	4.38%	06/05/2027	1,076,339
1,600,000	Guatemala Government Bond	4.88%	02/13/2028	1,570,232
1,800,000	Guatemala Government Bond	5.25%	08/10/2029	1,770,030
3,200,000	Guatemala Government Bond	5.38%	04/24/2032	3,083,200
				7,499,801

INDONESIA - 2.3%
4,400,000	Bank Negara Indonesia Persero Tbk PT	3.75%	03/30/2026	4,305,086
5,300,000	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	4.75%	05/15/2025	5,296,382
200,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.13%	05/15/2027	196,810
				9,798,278

64	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Emerging Markets Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
MEXICO - 6.7%
3,100,000	Comision Federal de Electricidad	3.35%	02/09/2031	2,642,474
1,000,000	Comision Federal de Electricidad	6.45%(d)	01/24/2035	962,758
1,391,950	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.25%	01/31/2041	1,379,075
4,076,426	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.25%(d)	01/31/2041	4,038,719
11,000,000	Mexico Government International Bond	4.40%	02/12/2052	7,654,185
7,000,000	Mexico Government International Bond	6.34%	05/04/2053	6,380,220
7,400,000	Petroleos Mexicanos	6.75%	09/21/2047	5,067,301
				28,124,732

MOROCCO - 2.6%
3,000,000	Morocco Government International Bond	3.00%	12/15/2032	2,490,798
2,000,000	Morocco Government International Bond	4.00%	12/15/2050	1,363,795
1,100,000	OCP SA	4.50%	10/22/2025	1,095,770
5,800,000	OCP SA	6.75%	05/02/2034	5,968,380
				10,918,743

PARAGUAY - 1.6%
6,532,248	Bioceanico Sovereign Certificate Ltd.	0.00%	06/05/2034	5,095,154
143,000	Paraguay Government International Bond	4.70%	03/27/2027	141,727
1,600,000	Paraguay Government International Bond	2.74%	01/29/2033	1,326,880
				6,563,761

PERU - 1.6%
2,488,211	Lima Metro Line 2 Finance Ltd.	5.88%	07/05/2034	2,514,822
800,000	Peruvian Government International Bond	3.00%	01/15/2034	665,576
2,600,000	Petroleos del Peru SA	4.75%	06/19/2032	1,955,505
2,400,000	Petroleos del Peru SA	5.63%	06/19/2047	1,515,000
				6,650,903

SOUTH AFRICA - 0.9%
4,200,000	Republic of South Africa Government International Bond	4.30%	10/12/2028	3,964,443
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $117,620,820)			106,712,418
Shares
COMMON STOCKS - 0.0%(e)
BRAZIL - 0.0%(e)
1,512	Stichting Administratiekantoor ADR(c)(f)			—

UNITED STATES - 0.0%(e)
556	Stichting Administratiekantoor Unigel Creditors(c)(f)			—
	Total Common Stocks (Cost $–)			—

Principal Amount $	Security Description	Rate	Value $
ESCROW NOTES - 0.0%(e)
MEXICO - 0.0%(e)
5,200,000	Credito Real SAB de CV SOFOM ER(f)		48,464
	Total Escrow Notes (Cost $5,127,763)		48,464
Shares
SHORT TERM INVESTMENTS - 1.6%
2,286,668	First American Government Obligations Fund - U	4.29%(g)	2,286,668
2,286,668	JPMorgan US Government Money Market Fund - IM	4.31%(g)	2,286,668
2,286,669	MSILF Government Portfolio - Institutional	4.27%(g)	2,286,669
	Total Short Term Investments (Cost $6,860,005)		6,860,005
	Total Investments - 99.8% (Cost $451,570,188)		420,020,649
	Other Assets in Excess of Liabilities - 0.2%		886,359
	NET ASSETS - 100.0%		$420,907,008

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Foreign Corporate Bonds	72.8%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	25.4%
Short Term Investments	1.6%
Escrow Notes	0.0%(e)
Common Stocks	0.0%(e)
Other Assets and Liabilities	0.2%
Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	65

March 31, 2025

INVESTMENT BREAKDOWN as a % of Net Assets:
Banking	19.6%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	16.1%
Transportation	16.1%
Utilities	13.8%
Energy	11.7%
Mining	7.3%
Consumer Products	3.9%
Retailers (other than Food/Drug)	3.1%
Building and Development (including Steel/Metals)	1.8%
Chemical Products	1.7%
Short Term Investments	1.6%
Telecommunications	1.2%
Conglomerates	1.1%
Pulp & Paper	0.5%
Food Products	0.3%
Finance	0.0%(e)
Escrow Notes	0.0%(e)
Other Assets and Liabilities	0.2%
Net Assets	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:
Peru	15.1%
Brazil	15.0%
Mexico	15.0%
Colombia	9.7%
India	7.6%
Chile	7.4%
Guatemala	5.4%
Indonesia	5.1%
Singapore	4.1%
Paraguay	3.3%
South Africa	2.7%
Morocco	2.6%
Dominican Republic	2.3%
United States	1.6%
Kuwait	1.2%
United Arab Emirates	0.9%
Vietnam	0.8%
Jamaica	0.0%(e)
Other Assets and Liabilities	0.2%
Net Assets	100.0%

(a)	Perpetual maturity. The date disclosed is the next call date of the security.
(b)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(c)	Value determined using significant unobservable inputs.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of March 31, 2025, the value of these securities total $52,522,263 or 12.5% of the Fund's net assets.

(e)	Represents less than 0.05% of net assets.
(f)	Non-income producing security.
(g)	Seven-day yield as of period end.
CMT	Constant Maturity Treasury Rate
PIK
A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

66	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Low Duration Bond Fund	March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
ASSET BACKED OBLIGATIONS - 7.5%
	AccessLex Institute
1,242,195	Series 2007-A-B (3 mo. Term SOFR + 0.81%, 0.00% Floor)	5.13%	02/25/2037	1,222,875
	ACHV Trust
1,471,672	Series 2023-3PL-C	7.35%(a)	08/19/2030	1,477,454
5,601,189	Series 2024-2PL-A	5.07%(a)	10/27/2031	5,608,705
	Affirm, Inc.
813,689	Series 2022-Z1-A	4.55%(a)	06/15/2027	813,241
5,300,000	Series 2024-A-A	5.61%(a)	02/15/2029	5,337,027
2,321,182	Series 2024-X1-A	6.27%(a)	05/15/2029	2,324,891
3,612,598	Series 2024-X2-A	5.22%(a)	12/17/2029	3,611,611
20,000,000	Series 2025-1A-A	4.99%(a)	02/15/2033	20,116,900
	Aligned Data Centers Issuer LLC
3,100,000	Series 2022-1A-A2	6.35%(a)	10/15/2047	3,114,853
	American Credit Acceptance Receivables Trust
507,862	Series 2024-2-A	5.90%(a)	02/12/2027	508,785
4,359,642	Series 2024-3-A	5.76%(a)	11/12/2027	4,375,123
6,000,000	Series 2024-4-B	4.80%(a)	11/13/2028	6,010,898
	Aqua Finance Trust
1,084,562	Series 2020-AA-A	1.90%(a)	07/17/2046	1,003,619
	Arivo Acceptance Auto Loan Receivables Trust
1,953,483	Series 2022-1A-A	3.93%(a)	05/15/2028	1,947,288
	AVANT Loans Funding Trust
10,000,000	Series 2024-REV1-A	5.92%(a)	10/15/2033	10,167,956
20,000,000	Series 2025-REV1-A	5.12%(a)	05/15/2034	20,120,240
	Bridgecrest Lending Auto Securitization Trust
4,648,100	Series 2024-3-A2	5.54%	02/16/2027	4,654,223
	CAI International, Inc.
6,624,688	Series 2020-1A-A	2.22%(a)	09/25/2045	6,227,668
	Carvana Auto Receivables Trust
2,206,496	Series 2023-N3-A	6.41%(a)	09/10/2027	2,214,434
3,811,201	Series 2024-N1-A2	5.76%(a)	04/12/2027	3,816,840
8,000,000	Series 2024-P3-A4	4.31%	09/10/2030	7,954,174
	Citizens Auto Receivables Trust
2,162,114	Series 2023-2-A2A	6.09%(a)	10/15/2026	2,165,159
	Cologix Data Centers US Issuer LLC
3,910,000	Series 2021-1A-A2	3.30%(a)	12/26/2051	3,745,555
	Commonbond Student Loan Trust
814,897	Series 2017-BGS-A1	2.68%(a)	09/25/2042	755,044
753,706	Series 2020-AGS-A	1.98%(a)	08/25/2050	658,127
	Compass Datacenters LLC
17,648,000	Series 2024-1A-A1	5.25%(a)	02/25/2049	17,743,215
	CPS Auto Trust
1,390,807	Series 2024-A-A	5.71%(a)	09/15/2027	1,393,258
	DataBank Issuer
1,599,000	Series 2021-1A-A2	2.06%(a)	02/27/2051	1,553,451
10,000,000	Series 2023-1A-A2	5.12%(a)	02/25/2053	9,903,918
	Diamond Resorts Owner Trust
1,122,829	Series 2021-1A-B	2.05%(a)	11/21/2033	1,106,878
	Domino’s SPV Guarantor LLC
1,488,000	Series 2019-1A-A2	3.67%(a)	10/25/2049	1,400,968
	Exeter Automobile Receivables Trust
5,807,302	Series 2021-4A-D	1.96%	01/17/2028	5,717,320
4,009,306	Series 2024-5A-A2	4.79%	04/15/2027	4,009,867
	Global Sea Containers Two SRL
2,498,480	Series 2020-1A-A	2.17%(a)	10/17/2040	2,357,345
	GLS Auto Receivables Trust
222,752	Series 2021-1A-D	1.68%(a)	01/15/2027	221,758
19,650,000	Series 2025-1A-C	5.07%(a)	11/15/2030	19,826,716

Principal Amount $	Security Description	Rate	Maturity	Value $
	GLS Auto Select Receivables Trust
3,508,089	Series 2024-3A-A2	5.59%(a)	10/15/2029	3,554,294
8,921,196	Series 2024-4A-A2	4.43%(a)	12/17/2029	8,914,529
	GreenSky Home Improvement Issuer Trust
3,855,544	Series 2024-2-A4	5.15%(a)	10/27/2059	3,868,022
	Hilton Grand Vacations, Inc.
406,005	Series 2018-AA-A	3.54%(a)	02/25/2032	405,090
258,148	Series 2020-AA-A	2.74%(a)	02/25/2039	251,315
	LAD Auto Receivables Trust
2,138,617	Series 2024-1A-A2	5.44%(a)	11/16/2026	2,139,651
	Laurel Road Prime Student Loan Trust
125,270	Series 2019-A-A1FX	2.34%(a)	10/25/2048	124,307
	Lendbuzz Securitization Trust
4,494,868	Series 2023-1A-A2	6.92%(a)	08/15/2028	4,567,237
2,068,800	Series 2023-2A-A2	7.09%(a)	10/16/2028	2,106,625
6,829,687	Series 2024-2A-A2	5.99%(a)	05/15/2029	6,896,795
8,750,000	Series 2025-1A-A2	5.10%(a)	10/15/2030	8,763,514
	Loanpal Solar Loan Ltd.
7,313,416	Series 2020-3GS-A	2.47%(a)	12/20/2047	5,869,603
	Mariner Finance Issuance Trust
4,150,000	Series 2024-BA-A	4.91%(a)	11/20/2038	4,182,572
	Marlette Funding Trust
6,273,605	Series 2024-1A-A	5.95%(a)	07/17/2034	6,293,053
	Navient Student Loan Trust
2,012,955	Series 2020-FA-A	1.22%(a)	07/15/2069	1,878,174
1,145,951	Series 2020-GA-A	1.17%(a)	09/16/2069	1,060,519
8,962,869	Series 2022-A-A	2.23%(a)	07/15/2070	8,100,899
	Pagaya AI Debt Selection Trust
525,296	Series 2021-HG1-A	1.22%(a)	01/16/2029	521,144
658,791	Series 2023-3-A	7.60%(a)	12/16/2030	660,211
1,357,417	Series 2023-5-B	7.63%(a)	04/15/2031	1,359,368
1,601,863	Series 2024-5-C	7.27%(a)	10/15/2031	1,626,960
11,500,000	Series 2025-1-A2	5.16%(a)	07/15/2032	11,522,121
6,250,000	Series 2025-2-B	5.33%(a)	10/15/2032	6,189,994
8,000,000	Series 2025-2-C	5.64%(a)	10/15/2032	7,950,104
	Prosper Marketplace Issuance Trust
46,068	Series 2023-1A-A	7.06%(a)	07/16/2029	46,095
917,690	Series 2024-1A-A	6.12%(a)	08/15/2029	920,125
	Research-Driven Pagaya Motor Asset Trust
22,600,000	Series 2025-1A-A	5.04%(a)	06/27/2033	22,604,294
	Santander Consumer USA Holdings, Inc.
3,109,593	Series 2024-3-A2	5.91%	06/15/2027	3,115,693
4,250,000	Series 2024-5-C	4.78%	01/15/2031	4,262,141
	SCCU Auto Receivables Trust
8,004,328	Series 2024-1A-A2	5.45%(a)	12/15/2027	8,031,037
	SFS Auto Receivables Securitization Trust
1,340,056	Series 2024-1A-A2	5.35%(a)	06/21/2027	1,341,830
	Sierra Timeshare Conduit Receivables Funding LLC
749,845	Series 2021-2A-C	1.95%(a)	09/20/2038	728,323
	Slam Ltd.
9,682,125	Series 2024-1A-A	5.34%(a)	09/15/2049	9,576,154
	SLM Student Loan Trust
3,973,460	Series 2006-A-A5 (3 mo. Term SOFR + 0.55%, 0.00% Floor)	4.85%	06/15/2039	3,856,498
2,355,395	Series 2006-B-A5 (3 mo. Term SOFR + 0.53%, 0.00% Floor)	4.83%	12/15/2039	2,297,480
	SOFI Alternative Trust
1,887,803	Series 2021-1-PT1	9.72%(a)(b)	05/25/2030	1,873,301
2,822,626	Series 2021-2-A	1.25%(a)	08/15/2030	2,770,128
5,913,816	Series 2021-3-A	1.50%(a)	11/15/2030	5,798,290

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	67

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	SoFi Consumer Loan Program Trust
16,000,000	Series 2025-1-A	4.80%(a)	02/27/2034	16,013,245
	SoFi Professional Loan Program LLC
580,857	Series 2018-D-A2FX	3.60%(a)	02/25/2048	574,161
2,929,625	Series 2020-C-AFX	1.95%(a)	02/15/2046	2,734,969
	TAL Advantage LLC
2,637,500	Series 2020-1A-A	2.05%(a)	09/20/2045	2,479,251
	Tesla Sustainable Energy Trust
20,500,000	Series 2024-1A-A2	5.08%(a)	06/21/2050	20,579,659
	Textainer Ltd.
713,333	Series 2021-3A-A	1.94%(a)	08/20/2046	637,571
	Toyota Lease Owner Trust
17,150,000	Series 2024-B-A4	4.25%(a)	01/22/2029	17,079,426
	UPCL
10,814,499	Series 2023-1-A	7.65%(c)	04/22/2030	10,938,865
	Upgrade Master Pass-Thru Trust
375,039	Series 2021-PT3-A	13.48%(a)(b)	07/15/2027	350,045
	Upgrade Receivables Trust
7,962,569	Series 2024-1A-A	5.37%(a)	02/18/2031	7,969,290
	Upstart Pass-Through Trust Series
29,953	Series 2020-ST5-A	3.00%(a)	12/20/2026	29,905
226,502	Series 2021-ST5-A	2.00%(a)	07/20/2027	223,397
	Upstart Securitization Trust
2,038,823	Series 2023-1-B	8.35%(a)	02/20/2033	2,050,596
1,558,503	Series 2023-2-A	6.77%(a)	06/20/2033	1,561,829
3,241,310	Series 2023-3-A	6.90%(a)	10/20/2033	3,269,098
8,364,484	Series 2024-1-A	5.33%(a)	11/20/2034	8,390,697
	Wendy’s SPV Guarantor LLC
4,659,767	Series 2018-1A-A2II	3.88%(a)	03/15/2048	4,517,228
	Westgate Resorts LLC
2,547,263	Series 2022-1A-C	2.49%(a)	08/20/2036	2,510,057
	Westlake Automobile Receivables Trust
5,188,447	Series 2023-4A-A2	6.23%(a)	01/15/2027	5,206,293
2,734,861	Series 2024-1A-A2A	5.62%(a)	03/15/2027	2,739,649
	Total Asset Backed Obligations (Cost $461,879,729)			461,070,105

COLLATERALIZED LOAN OBLIGATIONS - 12.0%
	Allegro CLO Ltd.
7,000,000	Series 2022-1A-A1R (3 mo. Term SOFR + 1.18%, 1.18% Floor)	5.49%(a)	04/20/2038	6,980,563
	Bain Capital Credit CLO
20,000,000	Series 2022-6A-A1R (3 mo. Term SOFR + 1.37%, 1.37% Floor)	5.66%(a)	01/22/2038	19,995,694
10,000,000	Series 2024-6A-A1 (3 mo. Term SOFR + 1.33%, 1.33% Floor)	5.65%(a)	01/21/2038	9,996,984
	Battalion CLO Ltd.
30,000,000	Series 2017-11A-AR (3 mo. Term SOFR + 1.41%, 1.15% Floor)	5.71%(a)	04/24/2034	29,911,821
22,000,000	Series 2021-20A-AR (3 mo. Term SOFR + 1.22%, 1.22% Floor)	5.54%(a)	04/15/2038	21,982,794
	Benefit Street Partners CLO Ltd.
15,000,000	Series 2024-37A-A (3 mo. Term SOFR + 1.35%, 1.35% Floor)	5.70%(a)	01/25/2038	14,980,423
	BlueMountain CLO Ltd.
22,000,000	Series 2021-31A-A1 (3 mo. Term SOFR + 1.41%, 1.15% Floor)	5.70%(a)	04/19/2034	21,954,310

Principal Amount $	Security Description	Rate	Maturity	Value $
	Bridge Street CLO Ltd.
24,000,000	Series 2021-1A-A1A (3 mo. Term SOFR + 1.49%, 1.23% Floor)	5.78%(a)	07/20/2034	24,028,990
6,000,000	Series 2025-1A-A1 (1 yr. RFUCCT + 1.22%, 1.22% Floor)	5.48%(a)	04/20/2038	5,993,526
	Capital Four US CLO Ltd.
15,000,000	Series 2021-1A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	5.76%(a)	01/18/2035	15,001,221
	Carlyle Global Market Strategies
15,000,000	Series 2022-2A-A1R (3 mo. Term SOFR + 1.36%, 1.36% Floor)	5.65%(a)	01/20/2038	15,010,479
	CBAM Ltd.
10,000,000	Series 2017-1A-AR2 (3 mo. Term SOFR + 1.39%, 1.39% Floor)	5.77%(a)	01/20/2038	10,019,353
10,000,000	Series 2017-2A-AR (3 mo. Term SOFR + 1.45%, 1.19% Floor)	5.75%(a)	07/17/2034	9,975,585
7,523,900	Series 2019-10A-A1R (3 mo. Term SOFR + 1.38%, 1.12% Floor)	5.67%(a)	04/20/2032	7,534,173
	Cedar Funding Ltd.
20,000,000	Series 2018-9A-AR (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.71%(a)	07/20/2037	20,037,114
	CIFC Funding Ltd.
10,000,000	Series 2021-5A-A1R (3 mo. Term SOFR + 1.26%, 1.26% Floor)	5.57%(a)	01/15/2038	9,995,369
	Clover CLO
20,000,000	Series 2018-1A-A1RR (3 mo. Term SOFR + 1.53%, 1.53% Floor)	5.82%(a)	04/20/2037	20,043,720
10,000,000	Series 2021-2A-A (3 mo. Term SOFR + 1.43%, 1.17% Floor)	5.72%(a)	07/20/2034	9,999,903
	Crown City CLO
18,000,000	Series 2021-1A-A1A (3 mo. Term SOFR + 1.43%, 1.17% Floor)	5.72%(a)	07/20/2034	17,973,700
	Generate CLO Ltd.
46,500,000	Series 9A-AR (3 mo. Term SOFR + 1.35%, 1.35% Floor)	5.64%(a)	01/20/2038	46,575,921
	Halsey Point CLO Ltd.
52,000,000	Series 2021-5A-A1A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	5.76%(a)	01/30/2035	52,018,595
	Harbourview CLO VII LLC
1,679,030	Series 7RA-A1 (3 mo. Term SOFR + 1.39%, 1.13% Floor)	5.68%(a)	07/18/2031	1,678,124
	Invesco CLO Ltd.
10,000,000	Series 2023-3A-A (3 mo. Term SOFR + 1.80%, 1.80% Floor)	6.10%(a)	07/15/2036	9,990,281
	Jackson Financial, Inc.
20,000,000	Series 2021-5A-A (3 mo. Term SOFR + 1.46%, 1.20% Floor)	5.75%(a)	10/18/2034	19,994,478
	Katayma CLO Ltd.
22,500,000	Series 2024-2A-A1 (3 mo. Term SOFR + 1.65%, 1.65% Floor)	5.94%(a)	04/20/2037	22,513,615
	Madison Park Funding Ltd.
10,000,000	Series 2021-52A-A (3 mo. Term SOFR + 1.36%, 1.36% Floor)	5.65%(a)	01/22/2035	9,992,986

68	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Low Duration Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Marble Point CLO
10,000,000	Series 2021-2A-A (3 mo. Term SOFR + 1.46%, 1.20% Floor)	5.76%(a)	07/25/2034	9,977,510
	MP CLO Ltd.
15,000,000	Series 2015-2A-ARR (3 mo. Term SOFR + 1.46%, 1.20% Floor)	5.76%(a)	04/28/2034	14,968,705
	Ocean Trails CLO
10,879,665	Series 2014-5A-ARR (3 mo. Term SOFR + 1.54%, 1.28% Floor)	5.83%(a)	10/13/2031	10,892,931
	OCP CLO Ltd.
3,000,000	Series 2020-20A-A1R (3 mo. Term SOFR + 1.53%, 1.53% Floor)	5.82%(a)	04/18/2037	3,006,472
28,000,000	Series 2024-32A-A1 (3 mo. Term SOFR + 1.52%, 1.52% Floor)	5.81%(a)	04/23/2037	28,058,013
	Octagon Credit Investors LLC
10,000,000	Series 2025-1A-A1 (3 mo. Term SOFR + 1.20%, 1.20% Floor)	5.52%(a)	01/22/2038	10,004,181
	Regatta Funding Ltd.
11,000,000	Series 2024-1A-A1 (3 mo. Term SOFR + 1.53%, 1.53% Floor)	5.83%(a)	04/26/2037	11,028,770
	Romark LLC
8,050,746	Series 2018-1A-A1 (3 mo. Term SOFR + 1.29%, 0.00% Floor)	5.58%(a)	04/20/2031	8,051,363
	Sound Point CLO Ltd.
10,797,389	Series 2014-2RA-A (3 mo. Term SOFR + 1.51%, 1.25% Floor)	5.80%(a)	10/20/2031	10,792,303
25,000,000	Series 2020-1A-AR (3 mo. Term SOFR + 1.43%, 1.43% Floor)	5.72%(a)	07/20/2034	25,005,000
	Steele Creek CLO Ltd.
30,000,000	Series 2019-2A-ARR (3 mo. Term SOFR + 1.00%, 1.00% Floor)	5.31%(a)	07/15/2032	29,958,027
	Storm King Park CLO Ltd.
9,000,000	Series 2022-1A-AR (3 mo. Term SOFR + 1.36%, 1.36% Floor)	5.66%(a)	10/15/2037	9,005,260
	Texas Debt Capital CLO Ltd.
10,500,000	Series 2023-1A-A (3 mo. Term SOFR + 1.80%, 1.80% Floor)	6.09%(a)	04/20/2036	10,507,803
	Tralee CLO Ltd.
3,515,459	Series 2019-6A-A1RR (3 mo. Term SOFR + 1.22%, 1.22% Floor)	5.52%(a)	10/25/2032	3,515,624
	TRESTLES CLO LLC
20,000,000	Series 2021-4A-A (3 mo. Term SOFR + 1.43%, 1.17% Floor)	5.72%(a)	07/21/2034	20,017,270
	Trestles LLC
10,000,000	Series 2023-6A-A1R (3 mo. Term SOFR + 1.18%, 1.18% Floor)	5.45%(a)	04/25/2038	9,977,669
	Trimaran CAVU LLC
10,000,000	Series 2021-3A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	5.76%(a)	01/18/2035	9,977,791
	Vibrant CLO Ltd.
10,000,000	Series 2021-13A-A1R (3 mo. Term SOFR + 1.40%, 1.40% Floor)	5.70%(a)	01/15/2038	10,020,699
20,000,000	Series 2024-4RA-A1A (3 mo. Term SOFR + 1.43%, 1.43% Floor)	6.03%(a)	10/20/2037	20,039,138

Principal Amount $	Security Description	Rate	Maturity	Value $
	Warwick Capital CLO Ltd.
10,000,000	Series 2024-4A-A1 (3 mo. Term SOFR + 1.40%, 1.40% Floor)	5.69%(a)	07/20/2037	10,017,473
	Wellfleet CLO Ltd.
8,000,000	Series 2020-1A-A1AR (3 mo. Term SOFR + 1.20%, 1.20% Floor)	5.50%(a)	04/15/2033	7,993,754
5,000,000	Series 2021-2A-A1 (3 mo. Term SOFR + 1.46%, 1.20% Floor)	5.76%(a)	07/15/2034	5,006,000
	Wellington Management Clo 3 Ltd.
4,000,000	Series 2025-4A-A (3 mo. Term SOFR + 1.15%, 1.15% Floor)	5.43%(a)	04/18/2038	3,995,684
	Total Collateralized Loan Obligations (Cost $736,250,645)			735,997,162

FOREIGN CORPORATE BONDS - 7.0%
1,826,000	Adani International Container Terminal Pvt Ltd.	3.00%	02/16/2031	1,564,259
5,200,000	Adani Ports & Special Economic Zone Ltd.	4.00%	07/30/2027	4,898,558
4,300,000	Adani Transmission Step-One Ltd.	4.00%	08/03/2026	4,140,583
5,781,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.45%	04/15/2027	5,969,556
2,487,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.75%	06/06/2028	2,558,816
1,465,000	Aker BP ASA	5.60%(a)	06/13/2028	1,497,301
5,843,731	AL Candelaria Spain SA	7.50%	12/15/2028	5,871,898
1,011,000	Algonquin Power & Utilities Corp.	5.37%(d)	06/15/2026	1,017,146
4,100,000	AngloGold Ashanti Holdings PLC	3.38%	11/01/2028	3,870,534
4,800,000	Antofagasta PLC	2.38%	10/14/2030	4,141,524
4,083,000	Avolon Holdings Funding Ltd.	6.38%(a)	05/04/2028	4,226,531
4,637,000	Avolon Holdings Funding Ltd.	5.38%(a)	05/30/2030	4,644,678
7,369,000	BAE Systems PLC	5.00%(a)	03/26/2027	7,435,788
400,000	Banco Bilbao Vizcaya Argentaria Colombia SA	4.88%	04/21/2025	401,818
2,850,000	Banco Continental SAECA	2.75%(a)	12/10/2025	2,801,421
5,500,000	Banco Continental SAECA	2.75%	12/10/2025	5,406,251
6,000,000	Banco de Bogota SA	6.25%	05/12/2026	6,033,960
9,150,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%(a)	09/30/2031	8,839,823
1,800,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%	09/30/2031	1,738,982
6,250,000	Banco Industrial SA/Guatemala (5 yr. CMT Rate + 4.44%)	4.88%	01/29/2031	6,196,875
9,000,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 3.71%)	4.00%	07/08/2030	8,964,933
5,650,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (5 yr. CMT Rate + 3.00%)	7.53%	10/01/2028	5,952,365
1,890,000	Bank of Ireland Group PLC (SOFR + 1.62%)	5.60%(a)	03/20/2030	1,935,459
5,797,000	Bank of Montreal (SOFR + 1.25%)	4.64%	09/10/2030	5,767,270
4,291,000	Barclays PLC (SOFR + 1.34%)	4.84%	09/10/2028	4,295,557
2,043,000	Barclays PLC (3 mo. LIBOR US + 3.05%)	5.09%(e)	06/20/2030	2,029,895
251,000	BAT Capital Corp.	4.91%	04/02/2030	251,299
3,484,000	BAT International Finance PLC	1.67%	03/25/2026	3,384,466
4,090,000	BAT International Finance PLC	5.93%	02/02/2029	4,263,937

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	69

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
1,000,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX (5 yr. CMT Rate + 2.65%)	5.13%	01/18/2033	951,285
8,400,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX (5 yr. CMT Rate + 4.31%)	5.88%	09/13/2034	8,091,561
800,000	Bharti Airtel Ltd.	4.38%	06/10/2025	799,334
5,828,000	BPCE SA (SOFR + 1.68%)	5.88%(a)	01/14/2031	5,971,754
200,000	BRF GmbH	4.35%	09/29/2026	196,084
5,322,000	CaixaBank SA (SOFR + 2.70%)	6.21%(a)	01/18/2029	5,521,095
3,065,000	Canadian Imperial Bank of Commerce	3.95%	08/04/2025	3,060,234
4,230,000	Canadian Imperial Bank of Commerce (SOFR + 1.11%)	5.25%	01/13/2031	4,285,891
10,034,000	Canadian Pacific Railway Co.	4.80%	03/30/2030	10,075,463
4,300,000	Cemex SAB de CV (5 yr. CMT Rate + 4.53%)	5.13%(f)	06/08/2026	4,213,447
4,500,000	Cemex SAB de CV	5.45%	11/19/2029	4,474,984
1,600,000	Cencosud SA	4.38%	07/17/2027	1,580,134
11,495,184	Chile Electricity PEC SpA	0.00%(a)	01/25/2028	10,052,423
2,380,800	Cometa Energia SAB de CV	6.38%	04/24/2035	2,382,698
4,149,000	Cosan Luxembourg SA	5.50%	09/20/2029	4,048,851
5,836,000	Credit Agricole SA (SOFR + 1.13%)	5.23%(a)	01/09/2029	5,900,537
9,700,000	DBS Group Holdings Ltd. (5 yr. CMT Rate + 1.10%)	1.82%	03/10/2031	9,450,183
191,724	Digicel Group Holdings Ltd.	0.00%(a)(c)	12/31/2030	3,770
597,011	Digicel Group Holdings Ltd.	0.00%(a)(c)	12/31/2030	59,853
5,749,000	Element Fleet Management Corp.	6.32%(a)	12/04/2028	6,049,067
4,760,000	Element Fleet Management Corp.	5.04%(a)	03/25/2030	4,763,156
1,485,800	Empresa Electrica Angamos SA	4.88%	05/25/2029	1,351,224
2,133,975	Empresa Electrica Cochrane SpA	5.50%	05/14/2027	2,095,679
4,200,000	Empresas Publicas de Medellin ESP	4.25%	07/18/2029	3,836,664
2,252,000	Enbridge, Inc.	6.00%	11/15/2028	2,344,401
4,643,000	Enel Finance International NV	5.13%(a)	06/26/2029	4,694,504
400,000	Energuate Trust	5.88%	05/03/2027	398,278
200,000	EQUATE Petrochemical Co. KSC	5.00%	05/18/2025	200,111
300,000	EQUATE Petrochemical Co. KSC	4.25%	11/03/2026	297,027
7,988,235	Fenix Power Peru SA	4.32%	09/20/2027	7,857,815
1,350,000	Freeport Indonesia PT	4.76%(a)	04/14/2027	1,345,690
5,700,000	Freeport Indonesia PT	4.76%	04/14/2027	5,681,801
4,550,000	Freeport-McMoRan, Inc.	5.00%	09/01/2027	4,560,806
517,000	Freeport-McMoRan, Inc.	4.25%	03/01/2030	498,629
1,447,140	Galaxy Pipeline Assets Bidco Ltd.	1.75%	09/30/2027	1,396,354
1,032,010	Galaxy Pipeline Assets Bidco Ltd.	2.16%	03/31/2034	910,490
5,164,000	Glencore Funding LLC (SOFR + 1.06%)	5.41%(a)	04/04/2027	5,195,269
3,637,000	Glencore Funding LLC	4.91%(a)	04/01/2028	3,652,725
600,000	Global Bank Corp. (3 mo. LIBOR US + 3.30%)	5.25%(e)	04/16/2029	571,512
6,185,198	GNL Quintero SA	4.63%	07/31/2029	6,117,608
2,200,000	Gold Fields Orogen Holdings BVI Ltd.	6.13%	05/15/2029	2,286,418
918,000	Grupo de Inversiones Suramericana SA	5.50%	04/29/2026	918,932
7,587,175	Guara Norte Sarl	5.20%	06/15/2034	7,115,865
2,270,000	Holcim Finance US LLC	3.50%(a)	09/22/2026	2,233,479
300,000	HSBC Holdings PLC (SOFR + 3.03%)	7.34%	11/03/2026	304,573
320,000	HSBC Holdings PLC (SOFR + 1.04%)	5.43%	11/19/2028	321,650
669,288	Hunt Oil Co. of Peru LLC Sucursal Del Peru	6.38%(a)	06/01/2028	680,734
1,000,000	InRetail Consumer	3.25%	03/22/2028	946,558
7,567,000	InRetail Shopping Malls	5.75%	04/03/2028	7,531,612

Principal Amount $	Security Description	Rate	Maturity	Value $
2,168,000	Intercorp Financial Services, Inc.	4.13%	10/19/2027	2,106,532
239,972	Interoceanica IV Finance Ltd. Series 2007	0.00%(c)	11/30/2025	232,473
2,900,000	Itau Unibanco Holding SA/Cayman Island	6.00%(a)	02/27/2030	2,964,018
4,093,125	JSW Hydro Energy Ltd.	4.13%	05/18/2031	3,676,502
3,200,000	JSW Infrastructure Ltd.	4.95%	01/21/2029	3,083,420
6,700,000	KUO SAB De CV	5.75%	07/07/2027	6,595,978
1,533,661	Lima Metro Line 2 Finance Ltd.	4.35%	04/05/2036	1,438,635
316,000	LYB Finance Co. BV	8.10%(a)	03/15/2027	333,802
3,500,000	Medco Oak Tree Pte Ltd.	7.38%	05/14/2026	3,516,478
3,800,000	MEGlobal Canada ULC	5.00%(a)	05/18/2025	3,802,104
855,000	Mercedes-Benz Finance North America LLC	4.75%(a)	08/01/2027	857,659
1,580,000	Mercedes-Benz Finance North America LLC	5.25%(a)	11/29/2027	1,601,095
7,054,318	Mexico Generadora de Energia S de RL	5.50%	12/06/2032	6,965,364
5,400,000	Millicom International Cellular SA	5.13%	01/15/2028	5,277,844
2,391,300	Millicom International Cellular SA	6.25%	03/25/2029	2,382,737
4,300,000	Minerva Luxembourg SA	5.88%	01/19/2028	4,280,889
1,334,289	Mong Duong Finance Holdings BV	5.13%	05/07/2029	1,294,032
6,167,220	MV24 Capital BV	6.75%	06/01/2034	5,969,665
835,000	National Bank of Canada	4.50%	10/10/2029	826,297
460,000	Nationwide Building Society (SOFR + 1.91%)	6.56%(a)	10/18/2027	472,633
6,200,000	NatWest Group PLC (1 yr. CMT Rate + 1.22%)	4.96%	08/15/2030	6,207,826
2,600,000	NBM US Holdings, Inc.	7.00%	05/14/2026	2,607,704
2,300,000	NBM US Holdings, Inc.	6.63%	08/06/2029	2,301,144
1,257,000	Nexa Resources SA	5.38%	05/04/2027	1,272,483
1,000,000	Nexa Resources SA	6.50%	01/18/2028	1,032,633
4,734,000	Nutrien Ltd.	4.90%	03/27/2028	4,778,194
5,400,000	Orazul Energy Peru SA	5.63%	04/28/2027	5,314,680
6,900,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	1.83%(a)	09/10/2030	6,818,340
4,159,974	Prumo Participacoes e Investimentos S/A	7.50%	12/31/2031	4,207,668
6,023,000	Rio Tinto Finance USA PLC	4.88%	03/14/2030	6,086,222
2,606,000	Royal Bank of Canada (SOFR + 0.53%)	4.89%	01/20/2026	2,610,031
9,282,000	Royal Bank of Canada (SOFR + 0.86%)	5.23%	10/18/2028	9,315,303
3,400,000	Suzano Austria GmbH	5.00%	01/15/2030	3,324,974
3,500,000	Telefonica Celular del Paraguay SA	5.88%	04/15/2027	3,492,107
2,080,000	Transportadora de Gas del Peru SA	4.25%	04/30/2028	2,056,208
1,570,000	UBS Group AG (1 yr. CMT Rate + 1.60%)	6.33%(a)	12/22/2027	1,612,737
200,000	Ultrapar International SA	5.25%	06/06/2029	197,098
7,600,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.52%)	1.75%	03/16/2031	7,386,783
1,800,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.23%)	2.00%	10/14/2031	1,727,869
5,899,000	Videotron Ltd.	5.13%(a)	04/15/2027	5,893,238
560,000	Volkswagen Group of America Finance LLC	6.00%(a)	11/16/2026	569,883
5,122,000	Volkswagen Group of America Finance LLC	4.35%(a)	06/08/2027	5,062,852
	Total Foreign Corporate Bonds (Cost $426,631,652)			428,933,829

FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 1.6%
5,486,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands (5 yr. CMT Rate + 2.00%)	2.72%	08/11/2031	5,166,310
4,600,000	Bank Negara Indonesia Persero Tbk PT	3.75%	03/30/2026	4,500,771
8,134,827	Bioceanico Sovereign Certificate Ltd.	0.00%	06/05/2034	6,345,164
2,500,000	Brazilian Government International Bond	4.50%	05/30/2029	2,422,158

70	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Low Duration Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
842,580	Chile Electricity Lux MPC Sarl	6.01%	01/20/2033	865,751
3,700,000	Colombia Government International Bond	4.50%	01/28/2026	3,688,715
2,100,000	Comision Federal de Electricidad	4.69%	05/15/2029	2,014,070
5,300,000	Comision Federal de Electricidad	5.70%(a)	01/24/2030	5,190,555
3,000,000	Corp. Nacional del Cobre de Chile	3.00%	09/30/2029	2,750,339
900,000	Corp. Nacional del Cobre de Chile	3.15%	01/14/2030	823,722
1,000,000	Corp. Nacional del Cobre de Chile	3.75%	01/15/2031	921,191
8,500,000	Dominican Republic International Bond	5.50%	02/22/2029	8,384,825
6,000,000	Guatemala Government Bond	4.50%	05/03/2026	5,940,720
3,200,000	Guatemala Government Bond	5.25%	08/10/2029	3,146,720
7,000,000	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	4.75%	05/15/2025	6,995,222
4,949,645	Lima Metro Line 2 Finance Ltd.	5.88%	07/05/2034	5,002,581
3,300,000	Mexico Government International Bond	5.00%	05/07/2029	3,268,490
1,000,000	Oleoducto Central SA	4.00%	07/14/2027	972,497
149,000	Paraguay Government International Bond	5.00%	04/15/2026	149,298
4,358,000	Paraguay Government International Bond	4.70%	03/27/2027	4,319,214
2,500,000	Paraguay Government International Bond	4.95%	04/28/2031	2,428,050
6,000,000	Pertamina Persero PT	1.40%	02/09/2026	5,827,369
800,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.13%	05/15/2027	787,240
800,000	Peruvian Government International Bond	2.78%	01/23/2031	703,320
2,000,000	Petrobras Global Finance BV	7.38%	01/17/2027	2,071,404
5,500,000	Petrobras Global Finance BV	6.00%	01/27/2028	5,578,689
1,800,000	Republic of South Africa Government International Bond	4.88%	04/14/2026	1,787,980
6,400,000	TNB Global Ventures Capital Bhd	3.24%	10/19/2026	6,266,212
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $97,961,831)			98,318,577

NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 15.0%
	1211 Avenue of the Americas Trust
1,360,000	Series 2015-1211-A1A2	3.90%(a)	08/10/2035	1,336,880
	280 Park Avenue Mortgage Trust
9,530,000	Series 2017-280P-A (1 mo. Term SOFR + 1.18%, 1.13% Floor)	5.50%(a)	09/15/2034	9,359,340
	ACREC Trust
7,008,068	Series 2021-FL1-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	5.58%(a)	10/16/2036	7,032,968
9,630,000	Series 2025-FL3-A (1 mo. Term SOFR + 1.31%, 1.31% Floor)	5.62%(a)	08/18/2042	9,652,592
	Arbor Multifamily Mortgage Securities Trust
14,340,000	Series 2021-MF2-A2	2.02%(a)	06/15/2054	13,790,858
91,762	Series 2021-MF3-A1	1.07%(a)	10/15/2054	89,230
	Arbor Realty Trust, Inc.
9,238,972	Series 2021-FL4-A (1 mo. Term SOFR + 1.46%, 1.46% Floor)	5.78%(a)	11/15/2036	9,272,463
11,597,842	Series 2022-FL1-A (30 day avg SOFR US + 1.45%, 1.45% Floor)	5.80%(a)	01/15/2037	11,615,181

Principal Amount $	Security Description	Rate	Maturity	Value $
	AREIT Trust
4,446,791	Series 2022-CRE6-A (30 day avg SOFR US + 1.25%, 1.25% Floor)	5.60%(a)	01/20/2037	4,465,690
14,630,000	Series 2025-CRE10-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.71%(a)	12/17/2029	14,651,331
	Ares Commercial Real Estate Corp.
1,345,812	Series 2021-FL4-AS (1 mo. Term SOFR + 1.25%, 1.10% Floor)	5.57%(a)	12/18/2037	1,339,111
	Banc of America Merrill Lynch Commercial Mortgage, Inc.
29,820,613	Series 2016-UB10-XA	1.72%(b)(g)	07/15/2049	249,318
	BANK
65,355,760	Series 2017-BNK5-XA	0.94%(b)(g)	06/15/2060	1,083,886
78,695,908	Series 2017-BNK6-XA	0.77%(b)(g)	07/15/2060	1,109,589
20,988,613	Series 2019-BN20-XA	0.81%(b)(g)	09/15/2062	648,563
184,383,140	Series 2020-BN26-XA	1.20%(b)(g)	03/15/2063	8,175,973
3,021,000	Series 2021-BN34-ASB	2.19%	06/15/2063	2,780,503
2,138,154	Series 2024-BNK48-A1	4.33%	10/15/2057	2,122,513
	BANK5 Trust
3,175,137	Series 2023-5YR2-A1	6.20%	07/15/2056	3,237,861
2,986,170	Series 2024-5YR8-A1	5.19%	08/15/2057	3,021,387
3,000,000	Series 2025-5YR14-A1	4.82%	04/15/2058	2,999,964
	BBCMS Trust
72,708,435	Series 2017-C1-XA	1.45%(b)(g)	02/15/2050	1,438,602
112,129,280	Series 2020-C6-XA	1.02%(b)(g)	02/15/2053	4,435,150
59,000,000	Series 2020-C6-XB	0.65%(b)(g)	02/15/2053	1,850,694
272,453	Series 2023-C19-A1	5.70%	04/15/2056	275,126
617,506	Series 2024-5C31-A1	4.88%	12/15/2057	619,968
2,652,000	Series 2025-5C33-A1	4.97%	03/15/2058	2,657,906
	BDS Ltd.
14,000,000	Series 2024-FL13-A (1 mo. Term SOFR + 1.58%, 1.58% Floor)	5.89%(a)	09/19/2039	14,081,634
	Benchmark Mortgage Trust
81,516,237	Series 2018-B1-XA	0.53%(b)(g)	01/15/2051	970,198
169,237,878	Series 2020-B16-XA	1.03%(b)(g)	02/15/2053	5,706,312
35,720,000	Series 2020-IG1-XB	0.13%(b)(g)	09/15/2043	250,076
118,030	Series 2022-B32-A1	1.81%	01/15/2055	114,611
1,776,837	Series 2023-B39-A1	6.04%	07/15/2056	1,799,656
1,016,313	Series 2023-V2-A1	5.85%	05/15/2055	1,021,833
1,035,049	Series 2024-V8-A1	5.51%	07/15/2057	1,050,741
	Blackstone Mortgage Trust, Inc.
14,574,574	Series 2021-FL4-A (1 mo. Term SOFR + 1.16%, 1.05% Floor)	5.48%(a)	05/15/2038	14,465,892
	BMO Mortgage Trust
1,334,227	Series 2023-C4-A1	5.29%	02/15/2056	1,337,896
1,877,975	Series 2023-C5-A1	5.74%	06/15/2056	1,895,445
863,840	Series 2024-5C4-A1	6.02%	05/15/2057	883,405
944,567	Series 2024-5C6-A1	4.59%	09/15/2057	940,599
1,255,882	Series 2024-C10-A1	4.90%	11/15/2057	1,261,290
2,957,291	Series 2025-C11-A1	4.97%	02/15/2058	2,987,831
	BPR Trust
10,169,000	Series 2021-TY-A (1 mo. Term SOFR + 1.16%, 1.05% Floor)	5.48%(a)	09/15/2038	10,136,144
	BrightSpire Capital, Inc.
7,619,196	Series 2021-FL1-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	5.58%(a)	08/19/2038	7,613,962
6,000,000	Series 2021-FL1-AS (1 mo. Term SOFR + 1.71%, 1.60% Floor)	6.03%(a)	08/19/2038	6,002,628
11,380,000	Series 2024-FL2-A (1 mo. Term SOFR + 1.95%, 1.95% Floor)	6.26%(a)	08/19/2037	11,418,328
	BSPRT Co.-Issuer LLC
2,011,557	Series 2021-FL6-A (1 mo. Term SOFR + 1.21%, 1.10% Floor)	5.53%(a)	03/15/2036	2,014,407

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	71

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
14,000,000	Series 2023-FL10-A (1 mo. Term SOFR + 2.26%, 2.26% Floor)	6.58%(a)	09/15/2035	14,046,900
5,000,000	Series 2023-FL10-AS (1 mo. Term SOFR + 2.86%, 2.86% Floor)	7.18%(a)	09/15/2035	5,031,455
	BX Trust
9,500,000	Series 2018-GW-A (1 mo. Term SOFR + 1.10%, 0.80% Floor)	5.42%(a)	05/15/2035	9,482,537
3,908,430	Series 2021-21M-A (1 mo. Term SOFR + 0.84%, 0.73% Floor)	5.16%(a)	10/15/2036	3,878,652
7,967,000	Series 2021-ARIA-B (1 mo. Term SOFR + 1.41%, 1.30% Floor)	5.73%(a)	10/15/2036	7,946,817
957,511	Series 2021-BXMF-A (1 mo. Term SOFR + 0.75%, 0.64% Floor)	5.07%(a)	10/15/2026	952,520
4,415,000	Series 2021-LGCY-B (1 mo. Term SOFR + 0.97%, 0.86% Floor)	5.29%(a)	10/15/2036	4,368,093
1,271,005	Series 2021-MFM1-A (1 mo. Term SOFR + 0.81%, 0.70% Floor)	5.13%(a)	01/15/2034	1,266,554
8,786,585	Series 2021-MFM1-B (1 mo. Term SOFR + 1.06%, 0.95% Floor)	5.38%(a)	01/15/2034	8,740,151
7,752,000	Series 2021-VIEW-A (1 mo. Term SOFR + 1.39%, 1.28% Floor)	5.71%(a)	06/15/2036	7,736,441
2,195,000	Series 2021-VOLT-A (1 mo. Term SOFR + 0.81%, 0.70% Floor)	5.13%(a)	09/15/2036	2,176,881
8,921,835	Series 2021-XL2-A (1 mo. Term SOFR + 0.80%, 0.69% Floor)	5.12%(a)	10/15/2038	8,893,497
1,851,018	Series 2022-PSB-A (1 mo. Term SOFR + 2.45%, 2.45% Floor)	6.77%(a)	08/15/2039	1,848,706
8,898,906	Series 2024-GPA3-A (1 mo. Term SOFR + 1.29%, 1.29% Floor)	5.61%(a)	12/15/2039	8,889,162
10,120,000	Series 2025-ROIC-C (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.86%(a)	03/15/2030	10,074,894
	BXMT Ltd.
296,998	Series 2020-FL2-A (1 mo. Term SOFR + 1.01%, 1.01% Floor)	5.58%(a)	02/15/2038	296,072
	Cantor Commercial Real Estate Lending LP
4,030,188	Series 2019-CF1-A2	3.62%	05/15/2052	3,837,397
	CFCRE Commercial Mortgage Trust
42,452,000	Series 2017-C8-XB	0.89%(b)(g)	06/15/2050	727,377
	CFK Trust
116,365,000	Series 2020-MF2-X	0.77%(a)(b)(g)	03/15/2039	1,385,465
	Citigroup Commercial Mortgage Trust
755,762	Series 2015-P1-A4	3.46%	09/15/2048	753,397
29,340,914	Series 2016-GC36-XA	1.20%(b)(g)	02/10/2049	149,140
7,054,738	Series 2016-P3-A3	3.06%	04/15/2049	6,968,088
50,035,108	Series 2016-P3-XA	1.65%(b)(g)	04/15/2049	511,144
6,290,275	Series 2017-P7-A3	3.44%	04/14/2050	6,171,226
	Citigroup/Deutsche Bank Commercial Mortgage Trust
1,007,315	Series 2016-C3-A4	2.63%	08/10/2049	984,464
700,000	Series 2016-C3-A5	2.89%	08/10/2049	681,705
19,952,642	Series 2017-CD4-XA	1.22%(b)(g)	05/10/2050	377,031
1,572,000	Series 2020-C9-ASB	1.88%	08/15/2053	1,461,628
	Commercial Mortgage Pass Through Certificates
7,429,149	Series 2013-CR12-XA	0.30%(b)(g)	10/10/2046	74
126,669,330	Series 2015-CR25-XA	0.78%(b)(g)	08/10/2048	16,784
509,201	Series 2015-LC23-A3	3.52%	10/10/2048	506,595
1,009,319	Series 2016-COR1-A3	2.83%	10/10/2049	977,416
500,000	Series 2016-COR1-A4	3.09%	10/10/2049	482,326
8,000,000	Series 2018-HCLV-A (1 mo. Term SOFR + 1.30%, 1.00% Floor)	5.62%(a)	09/15/2033	7,414,410

Principal Amount $	Security Description	Rate	Maturity	Value $
	Commercial Mortgage Trust
91,900	Series 2021-PF1-A1	1.12%	11/15/2054	89,124
	Computershare Corporate Trust
19,070,916	Series 2015-LC22-XA	0.70%(b)(g)	09/15/2058	18,072
4,899,004	Series 2019-C50-A4	3.47%	05/15/2052	4,692,603
154,368,264	Series 2019-C51-XA	1.26%(b)(g)	06/15/2052	6,767,165
1,693,000	Series 2019-JWDR-A	2.50%(a)(b)	09/15/2031	1,636,301
6,650,000	Series 2019-JWDR-B	2.70%(a)(b)	09/15/2031	6,427,731
4,750,000	Series 2020-C57-ASB	1.91%	08/15/2053	4,446,152
11,520,527	Series 2021-C60-A2	2.04%	08/15/2054	11,061,242
1,767,700	Series 2021-SAVE-A (1 mo. Term SOFR + 1.36%, 1.15% Floor)	5.68%(a)	02/15/2040	1,770,169
851,841	Series 2024-C63-A1	4.89%	08/15/2057	855,362
	CSAIL Commercial Mortgage Trust
85,969,705	Series 2017-C8-XA	1.06%(b)(g)	06/15/2050	1,479,693
2,913,343	Series 2017-CX9-A4	3.18%	09/15/2050	2,823,325
9,752,440	Series 2017-CX9-XA	0.59%(b)(g)	09/15/2050	83,800
	Del Amo Fashion Center Trust
6,850,000	Series 2017-AMO-A	3.64%(a)(b)	06/05/2035	6,531,274
	EQUS Mortgage Trust
13,292,266	Series 2021-EQAZ-A (1 mo. Term SOFR + 1.02%, 0.76% Floor)	5.34%(a)	10/15/2038	13,216,170
	Extended Stay America Trust
9,163,871	Series 2021-ESH-A (1 mo. Term SOFR + 1.19%, 1.08% Floor)	5.51%(a)	07/15/2038	9,161,354
	Franklin BSP Realty Trust, Inc.
4,685,977	Series 2021-FL7-A (1 mo. Term SOFR + 1.43%, 1.43% Floor)	5.75%(a)	12/15/2038	4,702,551
4,072,736	Series 2022-FL8-A (30 day avg SOFR US + 1.50%, 1.50% Floor)	5.85%(a)	02/15/2037	4,062,796
	FS Rialto
12,248,667	Series 2021-FL2-A (1 mo. Term SOFR + 1.33%, 1.33% Floor)	5.65%(a)	05/16/2038	12,247,100
	FS RIALTO
6,396,043	Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)	5.68%(a)	11/16/2036	6,420,399
	FS Rialto Issuer LLC
11,690,000	Series 2025-FL10-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.69%(a)	08/19/2042	11,710,025
	Granite Point Mortgage Trust, Inc.
8,652,222	Series 2021-FL3-A (1 mo. Term SOFR + 1.61%, 1.36% Floor)	5.93%(a)	07/16/2035	8,622,199
7,832,392	Series 2021-FL4-A (1 mo. Term SOFR + 1.46%, 1.35% Floor)	5.78%(a)	12/15/2036	7,796,848
	Great Wolf Trust
4,500,000	Series 2024-WLF2-A (1 mo. Term SOFR + 1.69%)	6.01%(a)	05/15/2041	4,505,598
13,500,000	Series 2024-WOLF-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.86%(a)	03/15/2039	13,526,718
	Greystone Commercial Real Estate Notes
11,487,217	Series 2021-FL3-A (1 mo. Term SOFR + 1.13%, 1.02% Floor)	5.45%(a)	07/15/2039	11,499,439
	GS Mortgage Securities Corp. II
1,475,445	Series 2013-GC13-AS	3.88%(a)(b)	07/10/2046	1,449,658
103,396,482	Series 2017-GS6-XA	1.00%(b)(g)	05/10/2050	1,625,920
124,527,856	Series 2017-GS7-XA	1.07%(b)(g)	08/10/2050	2,301,561
133,246,996	Series 2017-GS8-XA	0.93%(b)(g)	11/10/2050	2,441,325
2,615,000	Series 2018-TWR-A (1 mo. Term SOFR + 1.20%, 0.90% Floor)	5.52%(a)	07/15/2031	2,039,896

72	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Low Duration Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
50,718,055	Series 2019-GC42-XA	0.81%(b)(g)	09/10/2052	1,454,878
9,527,888	Series 2020-GC45-AAB	2.84%	02/13/2053	9,173,121

600,000	Series 2021-ARDN-B (1 mo. Term SOFR + 1.76%, 1.65% Floor)	6.08%(a)	11/15/2036	598,881
9,296,000	Series 2021-IP-A (1 mo. Term SOFR + 1.06%, 0.95% Floor)	5.38%(a)	10/15/2036	9,232,000
6,015,000	Series 2021-STAR-A (1 mo. Term SOFR + 1.06%, 0.95% Floor)	5.39%(a)	12/15/2036	5,970,079
6,615,000	Series 2023-SHIP-A	4.32%(a)(b)	09/10/2038	6,566,369
	HERA Commercial Mortgage
154,652	Series 2021-FL1-A (1 mo. Term SOFR + 1.16%, 1.05% Floor)	5.48%(a)	02/18/2038	154,275
	HGI CRE CLO Ltd.
952,749	Series 2021-FL1-A (1 mo. Term SOFR + 1.16%, 1.16% Floor)	5.48%(a)	06/16/2036	953,856
	HIG RCP LLC
13,861,400	Series 2023-FL1-AS (1 mo. Term SOFR + 3.11%, 3.11% Floor)	7.43%(a)	09/19/2038	13,969,436
	Hilton USA Trust
5,800,000	Series 2016-HHV-A	3.72%(a)	11/05/2038	5,685,668
	JP Morgan Chase Commercial Mortgage Securities
54,525,133	Series 2016-JP4-XA	0.56%(b)(g)	12/15/2049	356,829
1,141,000	Series 2019-COR5-A3	3.12%	06/13/2052	1,075,327
23,801,888	Series 2019-COR5-XA	1.45%(b)(g)	06/13/2052	1,066,903
1,485,494	Series 2019-UES-A	3.81%(a)	05/05/2032	1,449,152
2,957,527	Series 2021-MHC-A (1 mo. Term SOFR + 1.16%, 0.80% Floor)	5.48%(a)	04/15/2038	2,952,979

	JPMBB Commercial Mortgage Securities Trust
2,309,374	Series 2015-C27-A4	3.18%	02/15/2048	2,228,504
526,207	Series 2015-C30-A4	3.55%	07/15/2048	524,318
46,178,406	Series 2015-C32-XA	1.01%(b)(g)	11/15/2048	31,762
8,970,000	Series 2015-C33-AS	4.02%	12/15/2048	8,842,527
425,336	Series 2016-C1-A5	3.58%	03/17/2049	419,978
	KREF
12,311,091	Series 2021-FL2-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	5.50%(a)	02/15/2039	12,325,877
5,550,000	Series 2021-FL2-AS (1 mo. Term SOFR + 1.41%, 1.30% Floor)	5.73%(a)	02/15/2039	5,554,573
11,380,000	Series 2021-FL2-B (1 mo. Term SOFR + 1.76%, 1.65% Floor)	6.08%(a)	02/15/2039	11,402,316
14,719,150	Series 2022-FL3-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)	5.77%(a)	02/17/2039	14,733,015
	Ladder Capital Commercial Mortgage Securities LLC
746,971	Series 2017-LC26-A3	3.29%(a)	07/12/2050	724,009
2,411,817	Series 2021-FL3-A (1 mo. Term SOFR + 1.56%, 1.56% Floor)	5.88%(a)	11/15/2038	2,420,285
	LoanCore
5,775,853	Series 2021-CRE5-A (1 mo. Term SOFR + 1.41%, 1.41% Floor)	5.73%(a)	07/15/2036	5,783,853
9,243,317	Series 2021-CRE6-A (1 mo. Term SOFR + 1.41%, 1.30% Floor)	5.73%(a)	11/15/2038	9,277,184
9,216,109	Series 2022-CRE7-A (30 day avg SOFR US + 1.55%, 1.55% Floor)	5.90%(a)	01/17/2037	9,241,886
14,630,000	Series 2025-CRE8-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.70%(a)	08/17/2042	14,651,945
	LSTAR Commercial Mortgage Trust
47,033,833	Series 2017-5-X	0.84%(a)(b)(g)	03/10/2050	539,817

Principal Amount $	Security Description	Rate	Maturity	Value $
	Lument Finance Trust, Inc.
6,905,256	Series 2021-FL1-A (1 mo. Term SOFR + 1.28%, 1.28% Floor)	5.60%(a)	06/15/2039	6,932,725
7,590,000	Series 2021-FL1-B (1 mo. Term SOFR + 1.86%, 1.86% Floor)	6.18%(a)	06/15/2039	7,618,280
	Merit 2020
5,302,858	Series 2022-MHIL-A (1 mo. Term SOFR + 0.81%, 0.82% Floor)	5.13%(a)	01/15/2039	5,272,356
	MF1 Multifamily Housing Mortgage Loan Trust
307,043	Series 2021-FL5-A (1 mo. Term SOFR + 0.96%, 0.96% Floor)	5.28%(a)	07/15/2036	307,482
10,343,000	Series 2021-FL5-AS (1 mo. Term SOFR + 1.31%, 1.31% Floor)	5.63%(a)	07/15/2036	10,325,251
4,550,920	Series 2021-FL6-A (1 mo. Term SOFR + 1.21%, 1.10% Floor)	5.53%(a)	07/16/2036	4,543,998
2,625,710	Series 2021-FL7-A (1 mo. Term SOFR + 1.19%, 1.08% Floor)	5.51%(a)	10/16/2036	2,626,248
9,103,000	Series 2021-FL7-AS (1 mo. Term SOFR + 1.56%, 1.45% Floor)	5.88%(a)	10/16/2036	9,058,368
2,000,000	Series 2022-FL10-AS (1 mo. Term SOFR + 3.19%, 3.19% Floor)	7.50%(a)	09/17/2037	2,005,846
7,911,146	Series 2022-FL8-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)	5.67%(a)	02/19/2037	7,917,799
12,062,624	Series 2022-FL9-A (1 mo. Term SOFR + 2.15%, 2.15% Floor)	6.47%(a)	06/19/2037	12,083,625
8,290,000	Series 2024-FL15-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	6.00%(a)	08/18/2041	8,320,209
14,630,000	Series 2025-FL17-A (1 mo. Term SOFR + 1.32%, 1.32% Floor)	5.63%(a)	02/18/2040	14,657,080
	MHC Commercial Mortgage Trust
1,256,625	Series 2021-MHC-A (1 mo. Term SOFR + 0.92%, 0.80% Floor)	5.23%(a)	04/15/2038	1,253,849
1,800,000	Series 2021-MHC-B (1 mo. Term SOFR + 1.22%, 1.10% Floor)	5.53%(a)	04/15/2038	1,796,156
	Morgan Stanley ABS Capital I, Inc.
13,390,719	Series 2021-ILP-A (1 mo. Term SOFR + 0.89%, 0.78% Floor)	5.21%(a)	11/15/2036	13,332,701
6,847,806	Series 2024-NSTB-A	3.90%(a)(b)	09/24/2057	6,625,993
	Morgan Stanley Bank of America Merrill Lynch Trust
2,425,000	Series 2015-C23-AS	4.00%(b)	07/15/2050	2,411,532
	Morgan Stanley Capital I, Inc.
38,074	Series 2006-HQ10-X1	0.73%(a)(b)(g)	11/12/2041	–
54,705,397	Series 2017-H1-XA	1.30%(b)(g)	06/15/2050	1,002,608
7,895,000	Series 2019-PLND-D (1 mo. Term SOFR + 1.86%, 1.75% Floor)	6.18%(a)	05/15/2036	418,855
183,106	Series 2021-L5-A1	0.79%	05/15/2054	178,966
14,164,740	Series 2021-L6-A2	2.13%(b)	06/15/2054	13,224,009
	Ready Capital Corp.
3,399,725	Series 2021-FL7-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.63%(a)	11/25/2036	3,409,557
4,900,000	Series 2023-FL12-AS (1 mo. Term SOFR + 3.20%, 3.20% Floor)	7.52%(a)	05/25/2038	4,938,289
	Rialto Real Estate Fund LP
9,000,000	Series 2022-FL8-A (1 mo. Term SOFR + 2.25%, 2.25% Floor)	6.57%(a)	01/19/2037	9,028,332
	SFO Commercial Mortgage Trust
8,333,000	Series 2021-555-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	5.58%(a)	05/15/2038	8,219,797

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	73

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	SREIT Trust
8,884,552	Series 2021-MFP-A (1 mo. Term SOFR + 0.85%, 0.73% Floor)	5.16%(a)	11/15/2038	8,833,273
1,997,500	Series 2021-MFP2-B (1 mo. Term SOFR + 1.29%, 1.17% Floor)	5.60%(a)	11/15/2036	1,986,979
	Starwood Property Trust, Inc.
260,663	Series 2019-FL1-AS (1 mo. Term SOFR + 1.51%, 1.51% Floor)	5.83%(a)	07/15/2038	260,537
8,453,031	Series 2021-FL2-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.63%(a)	04/18/2038	8,452,017
12,273,490	Series 2022-FL3-A (30 day avg SOFR US + 1.35%, 1.35% Floor)	5.70%(a)	11/15/2038	12,271,710
	STWD Trust
7,504,000	Series 2021-FLWR-B (1 mo. Term SOFR + 1.04%, 0.93% Floor)	5.36%(a)	07/15/2036	7,456,064
	TPG Real Estate Finance Issuer Ltd.
9,509,489	Series 2021-FL4-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.63%(a)	03/15/2038	9,513,417
8,061,254	Series 2022-FL5-A (1 mo. Term SOFR + 1.65%, 1.65% Floor)	5.97%(a)	02/15/2039	8,089,412
12,289,000	Series 2022-FL5-AS (1 mo. Term SOFR + 2.15%, 2.15% Floor)	6.47%(a)	02/15/2039	12,269,977
10,080,000	Series 2025-FL6-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.87%(a)	09/18/2042	10,077,520
	TTAN
4,168,990	Series 2021-MHC-A (1 mo. Term SOFR + 0.96%, 0.85% Floor)	5.28%(a)	03/15/2038	4,158,706
	UBS Commercial Mortgage Trust
45,356,410	Series 2017-C1-XA	1.46%(b)(g)	06/15/2050	1,035,782
65,277	Series 2017-C2-ASB	3.26%	08/15/2050	64,362
82,426,030	Series 2017-C3-XA	1.10%(b)(g)	08/15/2050	1,415,642
161,406	Series 2018-C11-A3	4.31%	06/15/2051	159,474
1,362,397	Series 2018-C11-ASB	4.12%	06/15/2051	1,351,229
391,905	Series 2018-C13-A3	4.07%	10/15/2051	385,629
92,608,802	Series 2018-C8-XA	0.81%(b)(g)	02/15/2051	1,838,664
	VEGAS Trust
7,018,000	Series 2024-TI-A	5.52%(a)	11/10/2039	7,070,933
	Wells Fargo Commercial Mortgage Trust
2,123,375	Series 2024-5C1-A1	5.23%	07/15/2057	2,142,921
2,568,653	Series 2024-5C2-A1	5.05%	11/15/2057	2,581,188
5,471,227	Series 2025-5C3-A1	5.19%	01/15/2058	5,523,393
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $1,045,203,360)			924,122,446

NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 12.8%
	Angel Oak Mortgage Trust LLC
13,591,946	Series 2021-7-A1	1.98%(a)(b)	10/25/2066	11,735,925
	Arroyo Mortgage Trust
3,885,973	Series 2019-3-A2	3.21%(a)(b)	10/25/2048	3,686,445
2,100,171	Series 2019-3-A3	3.42%(a)(b)	10/25/2048	1,995,934
	Banc of America Mortgage Securities, Inc.
258,579	Series 2005-E-2A1	5.43%(b)	06/25/2035	226,335
	BCAP LLC Trust
452,171	Series 2011-RR1-8A3	2.75%(a)(b)	09/30/2056	330,945
	Bear Stearns Asset Backed Securities Trust
155,316	Series 2004-AC2-2A	5.00%	05/25/2034	130,106
	BRAVO Residential Funding Trust
2,566,018	Series 2020-RPL1-A1	2.50%(a)(b)	05/26/2059	2,505,548
6,173,063	Series 2022-RPL1-A1	2.75%(a)(b)	09/25/2061	5,627,806

Principal Amount $	Security Description	Rate	Maturity	Value $
	Carrington Mortgage Loan Trust
1,507,031	Series 2006-NC3-A3 (1 mo. Term SOFR + 0.26%, 0.15% Floor, 12.50% Cap)	4.73%	08/25/2036	1,463,382
	Chase Funding Mortgage Loan Asset-Backed Certificates
1,365,305	Series 2004-2-1A5	6.20%(d)	02/26/2035	1,359,113
	Citigroup Mortgage Loan Trust, Inc.
228,233	Series 2006-AR1-2A1 (1 yr. CMT Rate + 2.40%, 2.40% Floor, 9.87% Cap)	6.30%	03/25/2036	229,213
1,378,041	Series 2020-EXP1-A1A	1.80%(a)(b)	05/25/2060	1,282,473
	COLT Funding LLC
4,557,481	Series 2021-1R-A1	0.86%(a)(b)	05/25/2065	4,089,698
4,315,437	Series 2021-5-A1	1.73%(a)(b)	11/26/2066	3,838,127
12,844,093	Series 2021-RPL1-A1	1.67%(a)(b)	09/25/2061	11,658,429
2,569,873	Series 2023-2-A1	6.60%(a)(d)	07/25/2068	2,592,184
	Countrywide Home Loan Mortgage Pass Through Trust
233,810	Series 2004-HYB9-1A1	5.41%(b)	02/20/2035	236,188
3,159,009	Series 2005-3-1A2 (1 mo. Term SOFR + 0.69%, 0.58% Floor)	5.01%	04/25/2035	3,005,955
	Credit Suisse Management LLC
26,475	Series 2005-11-5A1	5.25%	06/25/2026	9,766
	Credit Suisse Mortgage Capital Certificates
1,408,942	Series 2021-NQM1-A2	0.99%(a)(b)	05/25/2065	1,272,293
2,348,236	Series 2021-NQM1-A3	1.20%(a)(b)	05/25/2065	2,117,530
6,571,541	Series 2021-NQM5-A3	1.35%(a)(b)	05/25/2066	5,520,305
4,374,729	Series 2021-RPL4-A1	4.10%(a)(b)	12/27/2060	4,363,072
15,711,310	Series 2022-NQM1-A1	2.27%(a)(b)	11/25/2066	14,035,381
2,596,011	Series 2022-NQM5-A1	5.17%(a)(b)	05/25/2067	2,584,917
7,796,426	Series 2022-RPL4-A1	3.90%(a)(b)	04/25/2062	7,425,011
	Cross Mortgage Trust
3,452,170	Series 2024-H1-A1	6.09%(a)(d)	12/25/2068	3,471,935
13,883,893	Series 2024-H5-A1	5.85%(a)(d)	08/26/2069	13,967,966
	Ellington Financial Mortgage Trust
414,732	Series 2020-1-A1	2.01%(a)(b)	05/25/2065	409,655
	Fannie Mae Connecticut Avenue Securities
5,036,438	Series 2023-R08-1M1 (30 day avg SOFR US + 1.50%, 0.00% Floor)	5.84%(a)	10/25/2043	5,042,823
9,953,669	Series 2024-R01-1M1 (30 day avg SOFR US + 1.05%, 0.00% Floor)	5.39%(a)	01/25/2044	9,937,806
11,098,594	Series 2024-R02-1M1 (30 day avg SOFR US + 1.10%, 0.00% Floor)	5.44%(a)	02/25/2044	11,087,352
	First Horizon Asset Securities, Inc.
1,666,437	Series 2007-AR2-1A1	7.22%(b)	08/25/2037	431,058
	FirstKey Homes Trust
6,887,487	Series 2020-SFR2-A	1.27%(a)	10/19/2037	6,747,816
	Freddie Mac Structured Agency Credit Risk Debt Notes
1,214,942	Series 2022-DNA2-M1A (30 day avg SOFR US + 1.30%, 0.00% Floor)	5.64%(a)	02/25/2042	1,215,574
17,406,491	Series 2024-DNA1-M1 (30 day avg SOFR US + 1.35%, 0.00% Floor)	5.69%(a)	02/25/2044	17,417,011
7,326,735	Series 2024-DNA2-M1 (30 day avg SOFR US + 1.20%, 0.00% Floor)	5.54%(a)	05/25/2044	7,329,357
18,693,320	Series 2024-DNA3-M1 (30 day avg SOFR US + 1.00%, 0.00% Floor)	5.34%(a)	10/25/2044	18,662,602
18,950,913	Series 2024-HQA2-M1 (30 day avg SOFR US + 1.20%, 0.00% Floor)	5.54%(a)	08/25/2044	18,922,275
23,102,079	Series 2025-DNA1-M1 (30 day avg SOFR US + 1.05%, 0.00% Floor)	5.39%(a)	01/25/2045	23,053,200
29,600,000	Series 2025-HQA1-A1 (30 day avg SOFR US + 0.95%, 0.00% Floor)	5.29%(a)	02/25/2045	29,526,130

74	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Low Duration Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	GCAT
4,673,959	Series 2022-NQM4-A1	5.27%(a)(d)	08/25/2067	4,655,481
	GSR Mortgage Loan Trust
2,402,374	Series 2005-9F-2A2	6.00%	01/25/2036	1,102,484
	HOMES Trust
11,507,820	Series 2023-NQM2-A1	6.46%(a)(d)	02/25/2068	11,571,080
	Homeward Opportunities Fund I Trust
10,611,814	Series 2022-1-A1	5.08%(a)(d)	07/25/2067	10,556,587
	JP Morgan Alternative Loan Trust
13,571	Series 2006-S4-A6	6.21%(d)	12/25/2036	13,838
	JP Morgan Mortgage Trust
5,245,691	Series 2024-NQM1-A1	5.59%(a)(d)	02/25/2064	5,271,116
8,000,000	Series 2025-NQM1-A1	5.59%(a)(d)	06/25/2065	8,063,584
	Legacy Mortgage Asset Trust
839,402	Series 2021-GS1-A1	5.89%(a)(d)	10/25/2066	839,670
8,922,256	Series 2021-GS2-A1	4.75%(a)(d)	04/25/2061	8,918,954
16,091,976	Series 2021-GS3-A1	4.75%(a)(d)	07/25/2061	16,058,559
20,342,624	Series 2021-GS4-A1	4.65%(a)(d)	11/25/2060	20,321,307
	Mastr Adjustable Rate Mortgages Trust
1,729,688	Series 2006-2-2A1	7.35%(b)	04/25/2036	829,383
	MFRA Trust
8,430,555	Series 2021-NQM2-A1	1.03%(a)(b)	11/25/2064	7,355,986
1,094,347	Series 2021-NQM2-A2	1.32%(a)(b)	11/25/2064	956,907
	Mill City Mortgage Trust
285,056	Series 2017-3-A1	2.75%(a)(b)	01/25/2061	284,098
	MLCC Mortgage Investors, Inc.
157,268	Series 2005-3-2A	5.53%(b)	11/25/2035	152,108
	Morgan Stanley Mortgage Loan Trust
7,105	Series 2004-1-1A1	5.00%	11/25/2033	5,110
	New Residential Mortgage Loan Trust
6,924,156	Series 2024-NQM1-A1	6.13%(a)(d)	03/25/2064	6,969,072
	OBX Trust
9,686,109	Series 2024-NQM5-A1	5.99%(a)(d)	01/25/2064	9,777,887
	Onslow Bay Mortgage Loan Trust
942,247	Series 2018-1-A2 (1 mo. Term SOFR + 0.76%, 0.00% Floor)	5.08%(a)	06/25/2057	922,216
8,852,081	Series 2022-NQM1-A1	2.31%(a)(b)	11/25/2061	7,859,703
2,310,050	Series 2022-NQM7-A1	5.11%(a)(d)	08/25/2062	2,298,618
6,923,082	Series 2023-NQM5-A1A	6.57%(a)(d)	06/25/2063	7,003,348
20,863,075	Series 2024-NQM10-A1	6.18%(a)(d)	05/25/2064	21,061,057
17,195,467	Series 2024-NQM11-A1	5.88%(a)(d)	06/25/2064	17,368,698
11,744,022	Series 2024-NQM12-A1	5.48%(a)(d)	07/25/2064	11,780,828
13,475,005	Series 2024-NQM13-A1	5.12%(a)	06/25/2064	13,411,960
14,629,260	Series 2024-NQM16-A1	5.53%(a)(d)	10/25/2064	14,648,993
23,927,654	Series 2024-NQM18-A1	5.41%(a)(b)	10/25/2064	23,949,562
5,646,926	Series 2024-NQM18-A2	5.66%(a)(d)	10/25/2064	5,657,861
8,939,196	Series 2024-NQM4-A1	6.07%(a)(d)	01/25/2064	8,998,861
	Pretium Mortgage Credit Partners LLC
20,122,156	Series 2021-NPL3-A1	4.87%(a)(d)	07/25/2051	20,109,223
3,947,640	Series 2021-RN2-A1	4.74%(a)(d)	07/25/2051	3,932,814
14,419,322	Series 2021-RN3-A1	4.84%(a)(d)	09/25/2051	14,366,494
19,800,884	Series 2025-NPL2-A1	5.84%(a)(d)	03/25/2055	19,824,536
	PRPM LLC
5,650,483	Series 2020-4-A1	6.61%(a)(d)	10/25/2025	5,654,518
11,385,342	Series 2021-4-A1	4.87%(a)(d)	04/25/2026	11,395,750
8,396,465	Series 2021-5-A1	4.79%(a)(d)	06/25/2026	8,386,718
14,174,229	Series 2024-NQM4-A1	5.67%(a)(d)	12/26/2069	14,221,098
	Securitized Asset Backed Receivables LLC
3,407,739	Series 2006-NC1-A3 (1 mo. Term SOFR + 0.65%, 0.54% Floor)	4.97%	03/25/2036	3,164,687
	Starwood Mortgage Residential Trust
389,336	Series 2020-3-A1	1.49%(a)(b)	04/25/2065	371,046
22,501,287	Series 2021-5-A1	1.92%(a)(b)	09/25/2066	19,232,127

Principal Amount $	Security Description	Rate	Maturity	Value $
	Structured Asset Securities Corp.
50,625	Series 2003-24A-1A3	5.64%(b)	07/25/2033	49,141
	Terwin Mortgage Trust
564,021	Series 2003-4HE-M1 (1 mo. Term SOFR + 1.24%, 1.13% Floor)	5.56%	09/25/2034	600,798
	Velocity Commercial Capital Loan Trust
1,470,408	Series 2019-2-A	3.13%(a)(b)	07/25/2049	1,407,119
4,600,421	Series 2021-1-M1	1.79%(a)(b)	05/25/2051	3,826,288
16,071,736	Series 2021-2-A	1.52%(a)(b)	08/25/2051	13,570,042
3,843,882	Series 2021-2-M1	1.82%(a)(b)	08/25/2051	3,072,979
14,077,767	Series 2024-5-A	5.49%(a)(b)	10/25/2054	13,977,685
	Vericrest Opportunity Loan Transferee
2,954,580	Series 2021-NP10-A1	4.99%(a)(d)	05/25/2051	2,955,917
9,574,576	Series 2021-NP11-A1	4.87%(a)(d)	08/25/2051	9,568,703
785,060	Series 2021-NPL1-A1	5.89%(a)(d)	02/27/2051	785,468
1,829,005	Series 2021-NPL3-A1	6.24%(a)(d)	02/27/2051	1,831,201
1,381,945	Series 2021-NPL5-A1	6.12%(a)(d)	03/27/2051	1,383,150
1,652,068	Series 2021-NPL6-A1	6.24%(a)(d)	04/25/2051	1,654,558
5,713,812	Series 2021-NPL8-A1	6.12%(a)(d)	04/25/2051	5,719,766
1,821,130	Series 2021-NPL9-A1	4.99%(a)(d)	05/25/2051	1,821,623
	Verus Securitization Trust
7,035,569	Series 2021-4-A3	1.35%(a)(b)	07/25/2066	5,869,098
6,576,614	Series 2021-7-A1	1.83%(a)(d)	10/25/2066	5,886,057
11,359,622	Series 2022-INV1-A1	5.04%(a)(d)	08/25/2067	11,305,894
378,659	Series 2022-INV1-A2	5.80%(a)(d)	08/25/2067	378,373
14,272,773	Series 2023-4-A1	5.81%(a)(d)	05/25/2068	14,297,390
16,312,073	Series 2024-3-A1	6.34%(a)(d)	04/25/2069	16,529,901
4,153,914	Series 2024-6-A1	5.80%(a)(d)	07/25/2069	4,172,357
24,275,211	Series 2024-9-A1	5.44%(a)(b)	11/25/2069	24,311,112
6,311,565	Series 2024-9-A2	5.69%(a)(d)	11/25/2069	6,304,411
4,951,187	Series 2025-1-A1	5.62%(a)(b)	01/25/2070	4,966,006
	WaMu Mortgage Pass Through Certificates
126,770	Series 2002-AR16-A	6.70%(b)	12/25/2032	122,121
	Wells Fargo Mortgage Backed Securities Trust
176,445	Series 2007-7-A36	6.00%	06/25/2037	161,588
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $808,434,089)			786,397,314

US CORPORATE BONDS - 11.3%
3,442,000	AbbVie, Inc.	4.88%	03/15/2030	3,492,489
1,484,000	AGCO Corp.	5.45%	03/21/2027	1,503,133
553,000	Agilent Technologies, Inc.	4.20%	09/09/2027	549,882
4,055,000	Aircastle Ltd. / Aircastle Ireland DAC	5.25% (a)	03/15/2030	4,043,029
1,198,000	Ally Financial, Inc. (SOFR + 3.26%)	6.99%	06/13/2029	1,249,965
805,000	Ally Financial, Inc. (SOFR + 2.82%)	6.85%	01/03/2030	841,107
1,545,000	Altria Group, Inc.	6.20%	11/01/2028	1,623,015
2,215,000	Amcor Flexibles North America, Inc.	4.80% (a)	03/17/2028	2,227,746
9,254,000	American Electric Power Co., Inc.	5.20%	01/15/2029	9,410,109
3,003,000	American Homes 4 Rent LP	4.25%	02/15/2028	2,972,616
2,480,000	American National Group, Inc.	5.75%	10/01/2029	2,501,691
15,054,000	American Tower Corp.	4.90%	03/15/2030	15,139,637
5,360,000	APA Corp.	4.25% (a)	01/15/2030	5,098,736
5,425,000	AppLovin Corp.	5.13%	12/01/2029	5,447,813
6,532,000	Ares Capital Corp.	3.88%	01/15/2026	6,478,270
6,164,000	Arrow Electronics, Inc.	5.15%	08/21/2029	6,197,118
7,528,000	Athene Global Funding (SOFR + 0.85%)	5.24% (a)	05/08/2026	7,545,515
7,089,000	Athene Global Funding	4.72% (a)	10/08/2029	6,997,771
4,568,000	Atlassian Corp.	5.25%	05/15/2029	4,652,184
1,022,000	Avery Dennison Corp.	4.88%	12/06/2028	1,028,982
1,204,000	Aviation Capital Group LLC	6.25% (a)	04/15/2028	1,246,916
872,000	Bank of America Corp. (SOFR + 1.75%)	4.83%	07/22/2026	872,451
3,326,000	Bank of America Corp. (3 mo. Term SOFR + 1.32%)	3.56%	04/23/2027	3,290,604
9,310,000	Bank of America Corp. (SOFR + 0.83%)	4.98%	01/24/2029	9,405,593

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	75

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
2,813,000	Boardwalk Pipelines LP	4.45%	07/15/2027	2,797,856
2,615,000	Broadcom, Inc.	3.15%	11/15/2025	2,593,077
2,538,000	Broadcom, Inc.	5.05%	07/12/2029	2,573,893
2,659,000	Broadcom, Inc.	4.35%	02/15/2030	2,620,894
1,569,000	Brown & Brown, Inc.	4.50%	03/15/2029	1,557,418
4,769,000	Bunge Ltd. Finance Corp.	4.20%	09/17/2029	4,689,108
14,629,000	Capital One Financial Corp. (SOFR + 2.16%)	4.99%	07/24/2026	14,633,656
4,532,000	Cardinal Health, Inc.	5.13%	02/15/2029	4,606,320
3,085,000	CenterPoint Energy, Inc.	5.40%	06/01/2029	3,153,600
2,572,000	Charles Schwab Corp. (SOFR + 1.05%)	5.46%	03/03/2027	2,596,614
1,505,000	Charter Communications Operating LLC / Charter Communications Operating Capital	6.15%	11/10/2026	1,535,985
4,323,000	Cheniere Energy Partners LP	4.50%	10/01/2029	4,206,478
5,933,000	Cheniere Energy, Inc.	4.63%	10/15/2028	5,871,666
4,978,000	Citigroup, Inc. (SOFR + 0.87%)	4.79%	03/04/2029	4,989,626
10,638,000	Citigroup, Inc. (SOFR + 1.34%)	4.54%	09/19/2030	10,497,307
502,000	Citizens Financial Group, Inc.	4.30%	12/03/2025	500,244
4,144,000	Citizens Financial Group, Inc. (SOFR + 2.01%)	5.84%	01/23/2030	4,257,715
1,539,000	CNA Financial Corp.	3.90%	05/01/2029	1,493,403
5,528,000	CNH Industrial Capital LLC	4.50%	10/08/2027	5,503,568
6,500,000	Corebridge Global Funding	5.75% (a)	07/02/2026	6,598,356
623,000	Coterra Energy, Inc.	3.90%	05/15/2027	613,448
401,000	Coterra Energy, Inc.	4.38%	03/15/2029	395,460
5,512,000	CRH SMW Finance DAC	5.13%	01/09/2030	5,579,217
3,060,000	CubeSmart LP	4.38%	02/15/2029	3,003,714
2,770,000	Darden Restaurants, Inc.	4.35%	10/15/2027	2,750,363
1,665,000	DCP Midstream Operating LP	5.13%	05/15/2029	1,676,786
9,638,000	Dell International LLC / EMC Corp.	4.35%	02/01/2030	9,425,904
1,134,000	Delta Air Lines, Inc.	7.38%	01/15/2026	1,154,550
311,000	Delta Air Lines, Inc. / SkyMiles IP Ltd.	4.75% (a)	10/20/2028	309,804
1,474,000	Devon Energy Corp.	5.25%	10/15/2027	1,478,229
832,000	DOC DR LLC	4.30%	03/15/2027	827,770
5,017,000	Dominion Energy, Inc.	5.00%	06/15/2030	5,043,709
5,374,000	DTE Energy Co.	5.20%	04/01/2030	5,444,873
5,698,000	Edwards Lifesciences Corp.	4.30%	06/15/2028	5,628,081
3,117,000	Eli Lilly & Co.	5.00%	02/27/2026	3,117,205
5,895,000	Energy Transfer LP	6.05%	12/01/2026	6,025,287
4,461,000	Energy Transfer LP	6.10%	12/01/2028	4,658,821
832,000	EPR Properties	4.95%	04/15/2028	824,269
629,000	EQT Corp.	3.90%	10/01/2027	617,914
1,146,000	EQT Corp.	7.00%	02/01/2030	1,236,304
5,658,000	Equifax, Inc.	4.80%	09/15/2029	5,667,090
6,255,000	Equinix, Inc.	1.25%	07/15/2025	6,192,178
2,189,000	Essential Utilities, Inc.	4.80%	08/15/2027	2,197,889
251,000	Essential Utilities, Inc.	3.57%	05/01/2029	239,762
2,927,000	Evergy Kansas Central, Inc.	4.70%	03/13/2028	2,938,070
1,001,000	Eversource Energy	4.75%	05/15/2026	1,001,658
3,003,000	Exelon Corp.	5.15%	03/15/2029	3,054,819
8,919,000	Extra Space Storage LP	5.50%	07/01/2030	9,148,916
5,670,000	Fifth Third Bank NA	3.85%	03/15/2026	5,623,702
1,802,000	FirstEnergy Transmission LLC	4.55%	01/15/2030	1,777,888
7,231,000	Fiserv, Inc.	4.75%	03/15/2030	7,216,873
3,305,000	Foundry JV Holdco LLC	5.90% (a)	01/25/2030	3,425,365
1,615,000	GA Global Funding Trust	5.50% (a)	01/08/2029	1,648,375
4,670,000	GATX Corp.	4.70%	04/01/2029	4,657,465
296,000	GATX Corp.	4.00%	06/30/2030	284,606
5,757,000	GE HealthCare Technologies, Inc.	4.80%	08/14/2029	5,776,356
2,883,000	General Mills, Inc.	4.00%	04/17/2025	2,881,869
5,216,000	Genuine Parts Co.	4.95%	08/15/2029	5,235,074
2,463,000	Global Payments, Inc.	5.30%	08/15/2029	2,501,544
4,192,000	Goldman Sachs Bank USA/New York NY (SOFR + 0.77%)	5.19%	03/18/2027	4,200,912
6,148,000	Hewlett Packard Enterprise Co.	4.55%	10/15/2029	6,083,028
5,077,000	Host Hotels & Resorts LP	3.38%	12/15/2029	4,720,289
300,000	HSBC USA, Inc. (SOFR + 0.96%)	5.37%	03/04/2027	301,842

Principal Amount $	Security Description	Rate	Maturity	Value $
1,680,000	Huntington Bancshares, Inc./OH (SOFR + 1.28%)	5.27%	01/15/2031	1,698,265
4,888,000	Hyatt Hotels Corp.	5.75%	01/30/2027	4,974,239
5,540,000	Hyundai Capital America	4.55% (a)	09/26/2029	5,423,225
3,220,000	Icon Investments Six DAC	5.81%	05/08/2027	3,288,239
3,809,000	Illumina, Inc.	4.65%	09/09/2026	3,806,695
478,000	ITC Holdings Corp.	4.95% (a)	09/22/2027	481,448
11,900,000	Jackson National Life Global Funding	4.60% (a)	10/01/2029	11,780,769
5,034,000	JPMorgan Chase & Co. (SOFR + 0.92%)	5.29%	04/22/2028	5,069,964
9,337,000	JPMorgan Chase & Co. (SOFR + 0.80%)	4.92%	01/24/2029	9,427,331
3,220,000	Kinder Morgan, Inc.	4.30%	06/01/2025	3,216,866
4,572,000	Kinder Morgan, Inc.	5.00%	02/01/2029	4,611,445
3,811,000	Kyndryl Holdings, Inc.	2.05%	10/15/2026	3,661,925
6,117,000	Laboratory Corp. of America Holdings	4.35%	04/01/2030	5,997,020
1,593,000	Lennar Corp.	5.25%	06/01/2026	1,598,295
2,979,000	LPL Holdings, Inc.	4.63% (a)	11/15/2027	2,955,778
2,437,000	M&T Bank Corp. (SOFR + 0.93%)	4.83%	01/16/2029	2,438,567
250,000	Manufacturers & Traders Trust Co.	4.65%	01/27/2026	249,931
5,666,000	Marriott International, Inc./MD	4.80%	03/15/2030	5,654,962
10,025,000	Mars, Inc.	4.80% (a)	03/01/2030	10,084,796
4,429,000	Marvell Technology, Inc.	5.75%	02/15/2029	4,565,852
8,817,000	MasTec, Inc.	4.50% (a)	08/15/2028	8,614,178
6,397,000	Merck Sharp & Dohme Corp.	5.95%	12/01/2028	6,749,407
4,631,000	Meritage Homes Corp.	5.13%	06/06/2027	4,675,115
885,000	Meritage Homes Corp.	3.88% (a)	04/15/2029	843,269
675,000	Microchip Technology, Inc.	4.25%	09/01/2025	674,212
1,005,000	Microchip Technology, Inc.	5.05%	03/15/2029	1,012,180
11,953,350	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.50% (a)	06/20/2027	12,012,343
265,000	Mohawk Industries, Inc.	5.85%	09/18/2028	274,675
4,587,000	MPLX LP	4.80%	02/15/2029	4,596,241
4,228,000	National Fuel Gas Co.	5.50%	03/15/2030	4,306,230
3,250,000	National Rural Utilities Cooperative Finance Corp.	4.75%	02/07/2028	3,282,774
4,501,000	National Securities Clearing Corp.	4.90% (a)	06/26/2029	4,573,726
597,000	New York Life Global Funding (SOFR + 0.48%)	4.89% (a)	06/09/2026	597,956
757,000	New York Life Global Funding	4.70% (a)	01/29/2029	761,444
8,482,000	NextEra Energy Capital Holdings, Inc.	5.05%	03/15/2030	8,595,947
5,815,000	NGPL PipeCo LLC	4.88% (a)	08/15/2027	5,806,606
2,480,000	NiSource, Inc.	5.25%	03/30/2028	2,523,691
1,979,000	NiSource, Inc.	5.20%	07/01/2029	2,016,101
2,999,000	Norfolk Southern Corp.	7.80%	05/15/2027	3,203,962
8,566,000	Occidental Petroleum Corp.	5.20%	08/01/2029	8,567,004
2,566,000	Omega Healthcare Investors, Inc.	4.75%	01/15/2028	2,560,790
4,159,000	ONEOK, Inc.	5.38%	06/01/2029	4,224,745
4,734,000	ONEOK, Inc.	4.40%	10/15/2029	4,651,687
5,647,000	Oracle Corp.	5.80%	11/10/2025	5,690,919
2,797,000	O'Reilly Automotive, Inc.	5.75%	11/20/2026	2,849,180
553,000	Pacific Life Global Funding II (SOFR + 0.62%)	5.03% (a)	06/04/2026	554,647
3,001,000	PayPal Holdings, Inc.	4.45%	03/06/2028	3,013,148
9,017,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.	5.25% (a)	02/01/2030	9,129,268
3,240,000	PNC Financial Services Group, Inc. (SOFR + 1.32%)	5.81%	06/12/2026	3,245,303
4,315,000	Public Service Enterprise Group, Inc.	5.85%	11/15/2027	4,458,364
4,888,000	Public Service Enterprise Group, Inc.	5.88%	10/15/2028	5,085,990
5,745,000	Quanta Services, Inc.	4.75%	08/09/2027	5,756,883
6,026,000	Quest Diagnostics, Inc.	4.20%	06/30/2029	5,931,606
4,984,000	Republic Services, Inc.	4.75%	07/15/2030	5,010,396
455,000	RGA Global Funding	6.00% (a)	11/21/2028	476,383
332,000	Ryder System, Inc.	5.25%	06/01/2028	337,919
1,323,000	Ryder System, Inc.	4.95%	09/01/2029	1,331,900

76	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Low Duration Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
5,490,000	Santander Holdings USA, Inc. (SOFR + 1.61%)	5.47%	03/20/2029	5,522,888
2,454,000	Sherwin-Williams Co.	4.55%	03/01/2028	2,458,311
5,678,000	Solventum Corp.	5.45%	02/25/2027	5,761,485
3,027,000	Sonoco Products Co.	4.45%	09/01/2026	3,018,216
2,772,000	Southern Co.	5.15%	10/06/2025	2,782,227
2,326,000	Sun Communities Operating LP	2.30%	11/01/2028	2,147,240
4,651,000	Sysco Corp.	5.10%	09/23/2030	4,722,699
5,599,000	Take-Two Interactive Software, Inc.	4.95%	03/28/2028	5,654,300
2,753,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.50%	07/15/2027	2,764,992
7,362,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.88%	01/15/2029	7,530,436
7,488,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.50%	03/01/2030	7,559,742
2,398,000	The Campbell's Co.	5.20%	03/19/2027	2,429,287
883,000	Toll Brothers Finance Corp.	4.88%	03/15/2027	883,536
7,713,000	Truist Financial Corp. (SOFR + 2.45%)	7.16%	10/30/2029	8,307,107
2,238,000	Uber Technologies, Inc.	6.25% (a)	01/15/2028	2,255,306
623,000	US Bancorp (SOFR + 1.43%)	5.73%	10/21/2026	626,703
2,969,000	Veralto Corp.	5.50%	09/18/2026	3,006,184
2,560,000	Veralto Corp.	5.35%	09/18/2028	2,622,438
5,953,000	VICI Properties LP / VICI Note Co., Inc.	4.25% (a)	12/01/2026	5,891,969
9,009,000	Wells Fargo & Co. (SOFR + 1.07%)	5.44%	04/22/2028	9,078,446
4,386,000	Wells Fargo & Co. (SOFR + 1.79%)	6.30%	10/23/2029	4,613,105
5,777,000	Welltower OP LLC	4.00%	06/01/2025	5,774,817
813,000	Western Midstream Operating LP	6.35%	01/15/2029	849,180
5,412,000	Western Midstream Operating LP	4.05%	02/01/2030	5,167,505
5,666,000	Williams Cos., Inc.	4.80%	11/15/2029	5,683,224
1,248,000	Xcel Energy, Inc.	4.00%	06/15/2028	1,224,135
3,679,000	Zimmer Biomet Holdings, Inc.	4.70%	02/19/2027	3,691,457
5,398,000	Zimmer Biomet Holdings, Inc.	5.05%	02/19/2030	5,456,473
	Total US Corporate Bonds (Cost $690,568,622)			694,145,643

US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 4.8%
	Federal Home Loan Mortgage Corp.
354,364	Pool 840632 (1 yr. RFUCCT + 1.62%, 1.62% Floor, 7.62% Cap)	6.76%	05/01/2045	366,142
90,760	Pool N70081	5.50%	07/01/2038	91,899
7,571,453	Pool RA8419	6.00%	01/01/2053	7,755,616
7,808,111	Pool SD5219	6.00%	04/01/2054	8,012,865
3,974,325	Pool SD6509	6.00%	08/01/2054	4,040,622
3,545,567	Pool SD6815	6.00%	04/01/2054	3,608,541
10,016,248	Pool SL0223	5.50%	02/01/2055	10,071,861
6,200,000	Pool SL0536	5.50%	02/01/2055	6,225,798
3,340,766	Series 276-F5 (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	4.96%	09/15/2042	3,299,966
2,222,397	Series 339-F5 (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap)	4.91%	11/15/2044	2,188,263
9,552	Series 3872-BA	4.00%	06/15/2041	9,314
4,023,243	Series 4068-UF (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	4.96%	06/15/2042	3,972,833
148,663	Series 4203-NB	2.00%	10/15/2040	147,161
6,501,747	Series 4631-FA (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	4.96%	11/15/2046	6,407,780
2,563,663	Series 4851-PF (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	4.86%	08/15/2057	2,505,229
2,413,560	Series 4878-FA (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	4.86%	05/15/2049	2,378,463

Principal Amount $	Security Description	Rate	Maturity	Value $
1,810,525	Series 4939-CF (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	4.95%	12/25/2049	1,783,260
3,482,240	Series 4987-BF (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	4.85%	06/25/2050	3,421,100
9,227,769	Series 4990-FN (30 day avg SOFR US + 0.46%, 0.35% Floor, 6.50% Cap)	4.80%	05/25/2050	8,916,649
8,608,585	Series 5475-FG (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.50% Cap)	5.49%	11/25/2054	8,593,401
4,963,403	Series 5478-FB (30 day avg SOFR US + 1.35%, 1.35% Floor, 6.50% Cap)	5.69%	02/25/2054	4,989,268
8,565,335	Series 5480-FD (30 day avg SOFR US + 1.35%, 1.35% Floor, 6.50% Cap)	5.69%	03/25/2054	8,585,003
9,325,000	Series 5524-AF (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.55%	04/25/2055	9,334,682
	Federal National Mortgage Association
16,888	Pool AB3850	4.00%	11/01/2041	15,930
735,472	Pool AL2987 (1 yr. RFUCCT + 1.62%, 1.62% Floor, 7.31% Cap)	7.01%	11/01/2042	761,531
87,511	Pool AL4292	4.50%	04/01/2026	87,201
560,546	Pool BM3520 (1 yr. RFUCCT + 1.56%, 1.56% Floor, 6.97% Cap)	6.79%	05/01/2045	581,773
10,007,467	Pool CB9973	5.50%	02/01/2055	10,088,926
9,909,669	Pool CB9999	6.00%	02/01/2055	10,252,802
7,817,757	Pool FS6084	6.00%	10/01/2053	8,015,987
10,006,571	Pool FS7622	5.50%	04/01/2054	10,102,376
4,687,333	Pool MA4901	5.00%	01/01/2043	4,668,074
2,995,768	Pool MA4988	5.00%	04/01/2043	2,997,343
3,598,687	Pool MA5112	5.00%	08/01/2043	3,590,615
4,854,358	Pool MA5540	5.50%	11/01/2044	4,908,779
2,008,075	Series 2010-68-FJ (30 day avg SOFR US + 0.56%, 0.45% Floor, 7.00% Cap)	4.90%	07/25/2040	1,997,504
863,270	Series 2011-134-FT (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	4.95%	12/25/2041	854,189
33,821	Series 2011-64-DB	4.00%	07/25/2041	33,001
1,540,639	Series 2016-62-FB (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	4.85%	09/25/2046	1,525,693
3,552,523	Series 2016-84-FT (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	4.95%	11/25/2046	3,500,563

1,497,028	Series 2017-112-FC (30 day avg SOFR US + 0.46%, 0.35% Floor, 6.50% Cap)	4.80%	01/25/2048	1,458,232
7,016,083	Series 2018-72-FB (30 day avg SOFR US + 0.46%, 0.35% Floor, 6.50% Cap)	4.80%	10/25/2058	6,833,721
2,525,618	Series 2018-85-FE (30 day avg SOFR US + 0.41%, 0.30% Floor, 6.50% Cap)	4.75%	12/25/2048	2,495,872
9,979,785	Series 2019-43-FD (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	4.85%	08/25/2049	9,800,998
4,274,785	Series 2019-49-FB (30 day avg SOFR US + 0.59%, 0.48% Floor, 6.50% Cap)	4.93%	09/25/2049	4,169,023
5,992,574	Series 2019-57-LF (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	4.95%	10/25/2049	5,839,441
942,754	Series 2019-M21-3A1	2.10%	06/25/2034	924,626
4,195,283	Series 2020-34-F (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap)	4.90%	06/25/2050	4,076,938
10,604,774	Series 2020-M49-1A1	1.26%(b)	11/25/2030	9,781,321
15,193,156	Series 2021-M7-A1	1.73%(b)	03/25/2031	14,327,187
7,785,493	Series 2024-82-FH (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.50% Cap)	5.49%	11/25/2054	7,773,613
6,731,289	Series 2024-93-FL (30 day avg SOFR US + 1.45%, 1.45% Floor, 6.50% Cap)	5.79%	12/25/2054	6,789,887

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	77

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
16,563,000	Series 2025-15-FQ (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.54%	04/25/2055	16,560,143
9,350,000	Series 2025-26-FK (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.54%	06/25/2054	9,363,491
10,000,000	Series 2025-28-FM (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.50% Cap)	5.60%	04/25/2055	10,016,147
	Government National Mortgage Association
3,398,386	Series 2012-68-FA (1 mo. Term SOFR + 0.61%, 0.50% Floor, 6.00% Cap)	4.93%	05/20/2042	3,309,574
2,951,433	Series 2013-116-WU	3.00%	12/20/2042	2,898,356
3,259,865	Series 2016-16-DF (1 mo. Term SOFR + 0.41%, 0.30% Floor, 6.50% Cap)	4.73%	02/16/2046	3,216,426
4,269,485	Series 2022-183-B	5.00%	04/20/2047	4,347,886
3,686,110	Series 2024-25-AF (30 day avg SOFR US + 0.51%, 0.51% Floor, 6.50% Cap)	4.87%	02/20/2049	3,497,861
	Total US Government and Agency Mortgage Backed Obligations (Cost $299,105,004)			298,168,746

US GOVERNMENT AND AGENCY OBLIGATIONS - 24.2%
40,000,000	United States Treasury Note/Bond	0.38%	01/31/2026	38,786,294
111,200,000	United States Treasury Note/Bond	0.75%	03/31/2026	107,651,233
68,700,000	United States Treasury Note/Bond	0.75%	05/31/2026	66,164,004
106,500,000	United States Treasury Note/Bond	0.63%	07/31/2026	101,911,348
123,500,000	United States Treasury Note/Bond	0.88%	09/30/2026	118,026,923
306,250,000	United States Treasury Note/Bond	0.63%	03/31/2027	287,139,284
345,900,000	United States Treasury Note/Bond	0.50%	06/30/2027	320,937,099
200,000,000	United States Treasury Note/Bond	0.75%	01/31/2028	183,347,656
315,000,000	United States Treasury Note/Bond	0.88%	11/15/2030	265,898,143
	Total US Government and Agency Obligations (Cost $1,491,953,964)			1,489,861,984

Shares	Security Description	Rate	Value $
SHORT TERM INVESTMENTS - 3.8%
77,422,091	First American Government Obligations Fund - U	4.29%(h)	77,422,091
77,422,092	JPMorgan US Government Money Market Fund - IM	4.31%(h)	77,422,092
77,422,092	MSILF Government Portfolio - Institutional	4.27%(h)	77,422,092
	Total Short Term Investments (Cost $232,266,275)		232,266,275
	Total Investments - 100.0% (Cost $6,290,255,171)		6,149,282,081
	Other Liabilities in Excess of Assets - (0.0)% (i)		(1,682,325)
	NET ASSETS - 100.0%		$6,147,599,756

78	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Low Duration Bond Fund (Cont.)

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	24.2%
Non-Agency Commercial Mortgage Backed Obligations	15.0%
Non-Agency Residential Collateralized Mortgage Obligations	12.8%
Collateralized Loan Obligations	12.0%
US Corporate Bonds	11.3%
Asset Backed Obligations	7.5%
Foreign Corporate Bonds	7.0%
US Government and Agency Mortgage Backed Obligations	4.8%
Short Term Investments	3.8%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.6%
Other Assets and Liabilities	0.0%(i)
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	24.2%
Non-Agency Commercial Mortgage Backed Obligations	15.0%
Non-Agency Residential Collateralized Mortgage Obligations	12.8%
Collateralized Loan Obligations	12.0%
Asset Backed Obligations	7.5%
US Government and Agency Mortgage Backed Obligations	4.8%
Banking	4.3%
Short Term Investments	3.8%
Energy	2.2%
Utilities	2.0%
Transportation	1.3%
Technology	1.3%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.0%
Healthcare	0.8%
Mining	0.7%
Finance	0.7%
Insurance	0.7%
Real Estate	0.5%
Telecommunications	0.5%
Food Products	0.4%
Construction	0.4%
Aerospace & Defense	0.4%
Media	0.3%
Retailers (other than Food/Drug)	0.3%
Hotels/Motels/Inns and Casinos	0.3%
Industrial Equipment	0.2%
Automotive	0.2%
Pharmaceuticals	0.2%
Consumer Products	0.2%
Beverage and Tobacco	0.2%
Building and Development (including Steel/Metals)	0.1%
Chemicals/Plastics	0.1%
Conglomerates	0.1%
Containers and Glass Products	0.1%
Diversified Manufacturing	0.1%
Environmental Control	0.1%
Chemical Products	0.1%
Pulp & Paper	0.1%
Food Service	0.0%(i)
Commercial Services	0.0%(i)
Other Assets and Liabilities	0.0%(i)
Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	79

March 31, 2025
(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of March 31, 2025, the value of these securities total $2,911,626,636 or 47.4% of the Fund's net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(c)	Value determined using significant unobservable inputs.
(d)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(e)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(f)	Perpetual maturity. The date disclosed is the next call date of the security.
(g)	Interest only security
(h)	Seven-day yield as of period end.
(i)	Represents less than 0.05% of net assets.
CMT	Constant Maturity Treasury Rate
LIBOR	London Interbank Offered Rate
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
80	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Floating Rate Fund	March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
BANK LOANS - 87.0%
AEROSPACE & DEFENSE - 2.3%
	Kaman Corp.
445,474	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	02/26/2032	440,091
445,474	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	02/26/2032	440,091
	Signia Aerospace LLC
431,538	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	12/11/2031	429,920
353,077	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	12/11/2031	351,753
	TransDigm, Inc.
1,782,952	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	6.80%	02/28/2031	1,775,151
				3,437,006

AUTOMOTIVE - 2.4%
	Clarios Global LP
1,004,956	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	6.82%	05/06/2030	992,897
2,320,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	01/28/2032	2,289,063
	Dexko Global, Inc.
452,093	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.19%	10/04/2028	422,359
				3,704,319

BEVERAGE AND TOBACCO - 0.7%
	Primo Brands Corp.
1,012,461	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.50% Floor)	6.55%	03/31/2028	1,009,540

BUILDING AND DEVELOPMENT (INCLUDING STEEL/METALS) - 1.5%
	Cornerstone Building Brands, Inc.
383,521	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	7.67%	04/12/2028	324,555
64,675	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.50%, 0.50% Floor)	8.82%	05/15/2031	53,703
	Cornerstone Generation LLC
825,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.25%)	7.57%	10/28/2031	826,031
	LBM Acquisition LLC
972,218	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.85%, 0.75% Floor)	8.17%	06/06/2031	900,274
	MITER Brands Acquisition Holdco, Inc.
158,800	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	03/28/2031	156,330
				2,260,893

BUSINESS EQUIPMENT AND SERVICES - 3.6%
	Camelot US Acquisition LLC
13,957	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	01/31/2031	13,786
152,651	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	01/31/2031	150,774
658,223	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	01/31/2031	650,130

Principal Amount $	Security Description	Rate	Maturity	Value $
	CoreLogic, Inc.
260,433	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.61%, 0.50% Floor)	7.94%	06/02/2028	256,092
	Dun & Bradstreet Corp.
244,672	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.57%	01/18/2029	244,366
	EAB Global, Inc.
748,580	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	7.32%	08/16/2030	727,058
	Eisner Advisory Group LLC
642,396	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	8.32%	02/28/2031	642,653
	Element Materials Technology Group US Holdings, Inc.
641,230	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	8.05%	06/25/2029	641,028
	First Advantage Holdings LLC
970,177	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.57%	10/31/2031	965,783
	Grant Thornton Advisors Holdings LLC
629,805	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%)	7.07%	05/30/2031	627,346
	Trans Union LLC
317,600	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.07%	06/24/2031	317,005
	VT Topco, Inc.
291,327	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.50% Floor)	7.30%	08/09/2030	291,509
				5,527,530

CHEMICALS/PLASTICS - 3.3%
	Hexion Holdings Corp.
716,342	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	8.32%	03/15/2029	698,050
	INEOS US Finance LLC
1,608,773	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.57%	02/19/2030	1,549,698
118,418	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	02/07/2031	113,504
94,972	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	02/07/2031	91,031
	INEOS US Petrochem LLC
467,220	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.35%, 0.00% Floor)	8.67%	03/29/2029	449,699
400,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.57%	10/07/2031	376,000
	Polar US Borrower LLC
396	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.85% + 0.75% PIK, 0.00% Floor)	9.92%	10/16/2028	222
124,196	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.85% + 0.75% PIK, 0.00% Floor)	9.92%	10/16/2028	69,757
124,968	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.85% + 0.75% PIK, 0.00% Floor)	9.92%	10/16/2028	70,190
236	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.85% + 0.75% PIK, 0.00% Floor)	9.92%	10/16/2028	133

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	81

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	Solenis Holdings Ltd.
957,382	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.50% Floor)	7.30%	06/23/2031	943,917
	Vantage Specialty Chemicals, Inc.
725,383	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.50% Floor)	9.07%	10/26/2026	701,957
				5,064,158

COMMERCIAL SERVICES - 3.5%
	Allied Universal Holdco LLC
833,633	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.85%, 0.50% Floor)	8.17%	05/15/2028	833,700
	Ascend Learning LLC
719,779	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	12/11/2028	712,067
134,007	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.85%, 0.50% Floor)	10.17%	12/10/2029	133,806
	Belron Finance LLC
497,500	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.50% Floor)	7.05%	10/16/2031	497,269
	Cengage Learning, Inc.
247,969	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 1.00% Floor)	7.82%	03/24/2031	246,301
144,073	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 1.00% Floor)	7.82%	03/24/2031	143,103
	Garda World Security Corp.
1,019,129	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	02/01/2029	1,016,795
	GFL ES US LLC
875,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	6.82%	03/03/2032	868,437
	Mister Car Wash Holdings, Inc.
143,785	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	6.79%	03/27/2031	143,426
	MX Holdings US, Inc.
175,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.25%)	6.56%	02/19/2032	174,672
	Vestis Corp.
224,438	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.00% Floor)	6.58%	02/24/2031	223,947
	Wand NewCo 3, Inc.
313,618	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.07%	01/30/2031	309,424
				5,302,947

CONSTRUCTION - 2.5%
	Amentum Holdings, Inc.
763,088	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.57%	09/29/2031	739,481
	APi Group DE, Inc.
200,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.07%	01/03/2029	199,576

Principal Amount $	Security Description	Rate	Maturity	Value $
	Brand Industrial Services, Inc.
586,063	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.50% Floor)	8.79%	08/01/2030	555,946
	Construction Partners, Inc.
598,500	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	6.83%	11/03/2031	596,007
	Quikrete Holdings, Inc.
392,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.57%	03/19/2029	388,788
123,752	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.57%	04/14/2031	122,549
580,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.57%	02/10/2032	574,217
	Tecta America Corp.
570,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%)	7.32%	02/18/2032	566,509
				3,743,073

CONSUMER PRODUCTS - 2.2%
	Hunter Douglas, Inc.
501,312	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.55%	01/19/2032	480,508
	Kronos Acquisition Holdings, Inc.
390,177	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.00% Floor)	8.29%	07/08/2031	336,528
	Madison Safety & Flow LLC
339,225	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	09/26/2031	339,065
	Somnigroup International, Inc.
1,030,000	Senior Secured First Lien Term Loan (Daily US Secured Overnight Financing Rate + 2.50%, 0.00% Floor)	6.81%	10/24/2031	1,030,536
1,024,850	Senior Secured First Lien Term Loan (Daily US Secured Overnight Financing Rate + 2.50%, 0.00% Floor)	6.81%	10/24/2031	1,025,383
	SWF Holdings I Corp.
248,756	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.11%, 1.00% Floor)	8.44%	10/06/2028	205,362
				3,417,382

CONSUMER STAPLES - 0.2%
	United Natural Foods, Inc.
332,488	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	9.06%	05/01/2031	337,267

CONTAINERS AND GLASS PRODUCTS - 3.5%
	Clydesdale Acquisition Holdings, Inc.
556,032	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.18%, 0.50% Floor)	7.50%	04/13/2029	554,264
235,876	Senior Secured Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.57%	03/29/2032	234,844
	Graham Packaging Co., Inc.
923,118	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	6.82%	08/04/2027	923,118

82	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Floating Rate Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Klockner Pentaplast of America, Inc.
329,662	Senior Secured First Lien Term Loan (6 mo. SOFR US + 4.98%, 0.50% Floor)	9.23%	02/09/2026	301,366
	Pactiv Evergreen Group Holdings, Inc.
53,855	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	6.82%	09/25/2028	53,834
265,652	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	6.82%	09/25/2028	265,550
67,889	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	6.82%	09/25/2028	67,863
	Pregis TopCo LLC
979,193	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	8.32%	07/31/2026	980,770
	Pretium PKG Holdings, Inc.
5,242	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75% + 1.25% PIK, 1.00% Floor)	9.31%	10/02/2028	5,296
174,026	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75% + 1.25% PIK, 1.00% Floor)	9.31%	10/02/2028	175,821
155,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 7.01%, 0.50% Floor)	11.31%	10/01/2029	36,251
	TricorBraun Holdings, Inc.
711,566	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.36%, 0.50% Floor)	7.69%	03/03/2028	706,165
	Trident TPI Holdings, Inc.
1,125,896	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.50% Floor)	8.05%	09/18/2028	1,090,008
				5,395,150

ELECTRONICS/ELECTRIC - 12.0%
	Access CIG LLC
477,665	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.54%	08/18/2028	478,396
	Applied Systems, Inc.
235,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 4.50%, 0.00% Floor)	8.83%	02/23/2032	240,645
	Astra Acquisition Corp.
404,876	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 8.99%, 0.75% Floor)	13.47%(a)	10/25/2029	9,110
	Asurion LLC
306,474	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.36%, 0.00% Floor)	7.69%	07/30/2027	304,463
135,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.36%, 0.00% Floor)	9.69%	02/03/2028	128,250
113,156	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.35%, 0.00% Floor)	8.67%	08/21/2028	112,287
500,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.36%, 0.00% Floor)	9.69%	01/22/2029	464,922
417,798	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.57%	09/19/2030	413,066
	BMC Software, Inc.
1,395,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.29%	07/30/2031	1,372,694

Principal Amount $	Security Description	Rate	Maturity	Value $
	Boxer Parent Co., Inc.
217,032	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 5.75%, 0.00% Floor)	10.04%	07/30/2032	209,978
	Castle US Holding Corp.
239,383	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.01%, 0.00% Floor)	8.32%	01/29/2027	148,661
	Central Parent LLC
289,445	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.55%	07/06/2029	249,284
	Chariot Buyer LLC
381,275	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.35%, 0.50% Floor)	7.67%	11/03/2028	378,187
	Clearwater Analytics LLC
115,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.56%	04/21/2032	114,712
	Cloud Software Group, Inc.
1,251	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.05%	03/24/2031	1,240
497,779	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	8.05%	03/24/2031	493,603
	Cornerstone OnDemand, Inc.
237,678	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.01%, 0.50% Floor)	8.19%	10/16/2028	207,077
	Cyborg Oldco DC Holdings, Inc.
239,168	Senior Secured Term Loan (1 mo. Term SOFR + 3.00%, 1.00% Floor)	8.33%(a)(b)	05/01/2026	1,315
	DG Investment Intermediate Holdings 2, Inc.
806,635	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.86%, 0.75% Floor)	8.19%	03/31/2028	803,945
150,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 6.86%, 0.75% Floor)	11.19%	03/29/2029	149,156
	Ellucian Holdings, Inc.
909,251	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	10/29/2029	908,846
40,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 4.75%, 0.00% Floor)	9.07%	11/22/2032	40,642
	Gainwell Acquisition Corp.
763,989	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.10%, 0.75% Floor)	8.40%	10/01/2027	718,639
	Gen Digital, Inc.
700,000	Senior Secured Term Loan (1 mo. Term SOFR + 1.75%)	6.06%	02/13/2032	694,225
	Helios Software Holdings, Inc.
567,806	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	7.80%	07/18/2030	568,930
	ION Trading Technologies Sarl
237,881	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	7.80%	04/03/2028	236,172
	Kaseya, Inc.
415,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.57%	03/22/2032	414,224

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	83

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	McAfee Corp.
827,213	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	7.32%	03/01/2029	791,643
	MH Sub I LLC
518,743	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.50% Floor)	8.57%	12/31/2031	477,965
	Mitchell International, Inc.
717,174	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	7.57%	06/17/2031	709,658
375,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	9.57%	06/17/2032	366,094
	Newfold Digital Holdings Group, Inc.
242,082	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.93%, 0.75% Floor)	7.93%	02/10/2028	164,098
	Peraton Corp.
628,523	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.85%, 0.75% Floor)	8.17%	02/01/2028	560,809
	Polaris Newco LLC
653,106	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.86%, 0.50% Floor)	8.56%	06/05/2028	626,741
	RealPage, Inc.
319,173	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.11%, 0.50% Floor)	7.56%	04/24/2028	315,364
230,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	8.05%	04/24/2028	230,431
	Sabre GLBL, Inc.
178,775	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.61%, 0.50% Floor)	7.94%	12/17/2027	172,741
156,966	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.61%, 0.50% Floor)	7.94%	12/17/2027	151,669
120,131	Senior Secured First Lien Term Loan (1 mo. SOFR US + 6.10%, 0.00% Floor)	10.42%	11/15/2029	117,128
277,103	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.00%)	10.42%	11/15/2029	272,022
	Sedgwick Claims Management Services, Inc.
845,750	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.31%	07/31/2031	843,965
	Travelport Finance Luxembourg Sarl
65,467	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.69%, 1.00% Floor)	11.30%	09/29/2028	59,318
110,555	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.69%, 1.00% Floor)	11.30%	09/29/2028	100,171
	UKG, Inc.
1,548,421	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.30%	02/10/2031	1,546,880
	WEC US Holdings, Inc.
895,500	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.57%	01/27/2031	888,394
				18,257,760

ENERGY - 3.4%
	BCP Renaissance Parent LLC
523,829	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.30%	10/31/2028	523,664

Principal Amount $	Security Description	Rate	Maturity	Value $
	Brazos Delaware II LLC
79,400	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	7.31%	02/11/2030	79,563
	Cogentrix Finance Holdco I LLC
175,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	02/26/2032	174,563
	Compass Power Generation LLC
877,326	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 1.00% Floor)	8.07%	04/16/2029	879,795
	CPPIB OVM Member US LLC
353,575	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	08/20/2031	351,733
	Delek US Holdings, Inc.
310,014	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.60%, 0.50% Floor)	7.92%	11/19/2029	307,883
	Freeport LNG Investments LLLP
504,190	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.54%	12/21/2028	498,937
	GIP II Blue Holding LP
833	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 1.00% Floor)	8.07%	09/29/2028	824
	GIP Pilot Acquisition Partners LP
347,682	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.00% Floor)	6.30%	10/04/2030	346,759
	Hamilton Projects Acquiror LLC
158,730	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%)	7.32%	05/30/2031	158,792
	Lightning Power LLC
552,225	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.00% Floor)	6.55%	08/18/2031	549,845
	Oryx Midstream Services Permian Basin LLC
720,893	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.50% Floor)	6.57%	10/05/2028	721,167
	Par Petroleum LLC
235,203	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	8.04%	02/28/2030	231,528
	WhiteWater DBR HoldCo LLC
313,427	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.00% Floor)	6.55%	03/03/2031	312,773
				5,137,826

FINANCE - 3.1%
	Allspring Buyer LLC
998,221	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.31%	11/01/2030	998,475
	Corpay Technologies Operating Co. LLC
124,688	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.07%	04/28/2028	124,502
	CPI Holdco B LLC
295,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.57%	05/19/2031	293,342
	Edelman Financial Engines Center LLC
335,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	9.57%	10/06/2028	336,089

84	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Floating Rate Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Focus Financial Partners LLC
1,880,429	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	09/15/2031	1,864,520
	Hightower Holding LLC
1,049,725	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.29%	02/17/2032	1,043,826
				4,660,754

FINANCIALS - 0.2%
	CPI Holdco B LLC
233,825	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.32%	05/19/2031	231,828

FOOD PRODUCTS - 1.8%
	Aspire Bakeries Holdings LLC
492,513	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.57%	12/23/2030	494,360
	CHG PPC Parent LLC
1,431,485	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.11%, 0.50% Floor)	7.44%	12/08/2028	1,431,485
	Golden State Foods LLC
402,985	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.56%	12/04/2031	404,790
	Savor Acquisition, Inc.
434,052	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.57%	02/19/2032	434,160
				2,764,795

HEALTHCARE - 9.5%
	ADMI Corp.
766,678	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.86%, 0.50% Floor)	8.19%	12/23/2027	761,890
528,313	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.75%, 0.00% Floor)	10.07%	12/23/2027	531,284
	AthenaHealth Group, Inc.
1,290,036	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	7.32%	02/15/2029	1,277,135
	Aveanna Healthcare LLC
660,522	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.85%, 0.50% Floor)	8.16%	07/17/2028	649,379
173,481	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 7.15%, 0.50% Floor)	11.46%	12/10/2029	166,021
	Bausch + Lomb Corp.
1,133,555	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.35%, 0.50% Floor)	7.67%	05/10/2027	1,130,993
275,800	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	8.32%	09/29/2028	275,457
	CHG Healthcare Services, Inc.
3,964	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.50% Floor)	7.31%	09/29/2028	3,963
1,569,103	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.50% Floor)	7.31%	09/29/2028	1,568,805
	CNT Holdings I Corp.
123,750	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.75% Floor)	6.80%	11/08/2032	123,141

Principal Amount $	Security Description	Rate	Maturity	Value $
	Cotiviti, Inc.
572,534	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	04/30/2031	561,083
585,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.75%)	7.07%	03/29/2032	572,569
	FinThrive Software Intermediate Holdings, Inc.
44,927	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	8.32%	12/17/2028	43,701
75,066	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.11%, 0.50% Floor)	8.44%	12/17/2028	64,675
	Fortrea Holdings, Inc.
44,463	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.07%	07/01/2030	42,017
	LifePoint Health, Inc.
862,492	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	8.05%	05/19/2031	838,411
	Medline Borrower LP
838,835	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.50% Floor)	6.57%	10/23/2028	838,193
	Opal LLC
1,590,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.25%)	7.57%	03/31/2032	1,582,050
	PointClickCare Technologies, Inc.
728,175	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.55%	11/03/2031	727,268
	Radiology Partners, Inc.
846,179	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50% + 1.50% PIK, 0.00% Floor)	8.09%	01/31/2029	817,751
23,691	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.76% + 1.50% PIK, 0.00% Floor)	8.09%	01/31/2029	22,896
	Sound Inpatient Physicians Holdings LLC
300,000	Senior Secured Term Loan (3 mo. Term SOFR + 6.75%, 0.00% Floor)	11.06%	06/29/2026	43,725
	Southern Veterinary Partners LLC
885,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.57%	12/04/2031	883,580
	Team Health Holdings, Inc.
435,780	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.25%, 1.00% Floor)	9.54%	03/02/2027	425,332
	Zelis Payments Buyer, Inc.
598,500	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.57%	11/26/2031	597,752
				14,549,071

HOTELS/MOTELS/INNS AND CASINOS - 5.3%
	Bally's Corp.
606,739	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.50% Floor)	7.80%	10/02/2028	541,839
	Caesars Entertainment, Inc.
643,500	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.50% Floor)	6.56%	02/06/2031	640,283
	Carnival Corp.
61,449	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.75% Floor)	6.32%	08/09/2027	61,434

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	85

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	ClubCorp Holdings, Inc.
568,242	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.26%, 0.00% Floor)	9.30%	09/18/2026	569,959
23,191	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.26%, 0.00% Floor)	9.30%	09/18/2026	23,261
	Fertitta Entertainment LLC/NV
1,645,408	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	7.82%	01/29/2029	1,622,454
	GBT US III LLC
403,988	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	6.80%	07/28/2031	402,563
	LC Ahab US Bidco LLC
478,797	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	05/01/2031	475,805
	Life Time, Inc.
423,938	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	6.80%	11/05/2031	423,461
	Motion Finco Sarl
289,419	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	7.80%	11/30/2029	278,747
	Ontario Gaming GTA LP
810,420	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.55%	08/01/2030	799,479
	Playa Resorts Holding BV
929,435	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	7.07%	01/05/2029	929,384
	Scientific Games Holdings LP
417,900	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.50% Floor)	7.30%	04/04/2029	415,984
	Whatabrands LLC
939,273	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	6.82%	08/03/2028	936,375
				8,121,028

INDUSTRIAL EQUIPMENT - 6.1%
	AI Aqua Merger Sub, Inc.
1,127,135	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	7.32%	07/31/2028	1,118,203
	BCPE Empire Holdings, Inc.
1,126,117	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	7.57%	12/26/2030	1,112,040
	Columbus McKinnon Corp./NY
443,768	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.50% Floor)	6.80%	05/15/2028	443,213
	Crosby US Acquisition Corp.
294,673	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	7.82%	08/16/2029	295,267
	Crown Equipment Corp.
600,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	6.82%	10/10/2031	599,124
	Cube A&D Buyer, Inc.
630,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	7.79%	10/20/2031	626,589

Principal Amount $	Security Description	Rate	Maturity	Value $
	Eagle Parent Corp.
72,591	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.55%	04/02/2029	69,247
757,716	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.55%	04/02/2029	722,808
72,591	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.55%	04/02/2029	69,247
	Emrld Borrower LP
169,150	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	6.80%	08/04/2031	167,806
	Madison IAQ Incremental T/L B
345,000	Senior Secured Term Loan	7.57%(c)	03/29/2032	342,197
	Madison IAQ LLC
1,008,311	Senior Secured First Lien Term Loan (6 mo. SOFR US + 2.50%, 0.50% Floor)	6.76%	06/21/2028	998,415
	Spin Holdco, Inc.
164,110	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.26%, 0.75% Floor)	8.56%	03/06/2028	139,391
	Titan Acquisition Ltd./Canada
838,663	Senior Secured First Lien Term Loan (6 mo. SOFR US + 4.50%, 0.00% Floor)	8.78%	02/15/2029	836,130
	TK Elevator US Newco, Inc.
407,541	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.50%, 0.50% Floor)	7.74%	04/30/2030	406,956
709,476	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.50%, 0.50% Floor)	7.74%	04/30/2030	708,458
	Veritiv Operating Co.
199,499	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	8.31%	11/29/2030	198,681
	White Cap Supply Holdings LLC
523,688	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.57%	10/31/2029	509,006
				9,362,778

INSURANCE - 4.1%
	Acrisure LLC
1,258,256	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	11/06/2030	1,252,638
	Alliant Holdings Intermediate LLC
799,905	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	09/19/2031	795,906
	AmWINS Group, Inc.
578,550	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.75% Floor)	6.57%	01/21/2032	574,619
	Ardonagh Group Finco Pty Ltd.
265,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	02/18/2031	262,019
	AssuredPartners, Inc.
975,374	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	7.82%	02/14/2031	977,617
	BroadStreet Partners, Inc.
56,358	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	06/16/2031	55,940
576,653	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	06/16/2031	572,380

86	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Floating Rate Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Cross Financial Corp.
533,222	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.57%	10/31/2031	533,889
	OneDigital Borrower LLC
1,146,338	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	7.32%	07/02/2031	1,140,388
138,308	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.50% Floor)	9.57%	07/02/2032	138,481
				6,303,877

MEDIA - 4.1%
	ABG Intermediate Holdings 2 LLC
68,892	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.57%	12/21/2028	68,258
700,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.57%	03/05/2032	693,147
	Acuris Finance US, Inc.
517,284	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	8.05%	02/16/2028	517,204
	Arches Buyer, Inc.
174,544	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.35%, 0.50% Floor)	7.67%	12/06/2027	171,108
	CMG Media Corp.
190,158	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.60%, 0.00% Floor)	7.90%	06/18/2029	179,060
	Creative Artists Agency LLC
59,850	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	10/01/2031	59,752
	Crown Finance US, Inc.
513,713	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	9.57%	12/02/2031	511,647
	CSC Holdings LLC
529,663	Senior Secured First Lien Term Loan (Prime Rate + 1.50%, 0.00% Floor)	6.92%	04/15/2027	499,112
	Directv Financing LLC
127,614	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.26%, 0.75% Floor)	9.55%	08/02/2027	127,951
235,060	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.51%, 0.75% Floor)	9.80%	08/02/2029	232,062
	EOC Borrower LLC
470,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	03/24/2032	469,709
	Gray Media, Inc.
393,725	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.44%	12/01/2028	361,776
	iHeartCommunications, Inc.
174,563	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.78%, 0.00% Floor)	10.36%	05/01/2029	142,341
	NEP Group, Inc.
811,398	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.36% + 1.50% PIK, 0.00% Floor)	7.82%	08/19/2026	757,034
42,862	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.36% + 1.50% PIK, 0.00% Floor)	7.82%	08/19/2026	39,990

Principal Amount $	Security Description	Rate	Maturity	Value $
	Townsquare Media, Inc.
160,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%)	9.32%	02/19/2030	150,800
	UFC Holdings LLC
473,813	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.00% Floor)	6.58%	11/21/2031	473,152
	United Talent Agency LLC
247,500	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	8.07%	07/07/2028	248,428
	Univision Communications, Inc.
506,891	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.55%	06/25/2029	493,372
				6,195,903

MINING - 0.1%
	Arsenal AIC Parent LLC
154,164	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	08/19/2030	153,316

PHARMACEUTICALS - 0.8%
	1261229 BC Ltd.
320,000	Senior Secured Term Loan (1 mo. Term SOFR + 6.25%)	10.57%	09/25/2030	308,400
	Curium Bidco Sarl
299,411	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	7.80%	07/31/2029	299,411
446,706	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	7.80%	07/31/2029	446,706
133,036	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	7.80%	07/31/2029	133,036
				1,187,553

REAL ESTATE - 0.3%
	Starwood Property Mortgage LLC
503,458	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.57%	11/18/2027	503,458

RETAILERS (OTHER THAN FOOD/DRUG) - 3.5%
	Apro LLC
616,900	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	8.05%	07/09/2031	615,746
	EG America LLC
434,455	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.00% Floor)	8.56%	02/07/2028	435,193
	Great Outdoors Group LLC
1,536,101	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.75% Floor)	7.57%	01/23/2032	1,534,757
	HomeServe USA Holding Corp.
331,650	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.32%	10/21/2030	328,925
	Michaels Cos., Inc.
200,026	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.75% Floor)	8.81%	04/17/2028	149,089
	PetSmart LLC
716,666	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.85%, 0.75% Floor)	8.17%	02/14/2028	706,959

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	87

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	Staples, Inc.
258,700	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.75%, 0.50% Floor)	10.04%	09/10/2029	230,502
	StubHub Holdco Sub LLC
640,391	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.00% Floor)	9.07%	03/15/2030	638,790
	Upbound Group, Inc.
365,023	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.50% Floor)	7.04%	02/17/2028	364,624
	Victra Holdings LLC
405,578	Senior Secured First Lien (1 mo. Term SOFR + 4.25%, 0.00% Floor)	8.57%	03/29/2029	405,327
				5,409,912

TECHNOLOGY - 0.7%
	CommScope LLC
500,481	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.25%, 2.00% Floor)	9.57%	12/17/2029	499,125
0	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.25%, 2.00% Floor)	9.57%	12/17/2029	–
	Tiger Acquisition LLC
526,085	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	7.07%	06/01/2028	525,098
				1,024,223

TELECOMMUNICATIONS - 2.4%
	Altice France SA
713,797	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.50%, 0.00% Floor)	9.80%	08/31/2028	641,615
	Frontier Communications Holdings LLC
688,275	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%)	6.79%	07/01/2031	688,492
	Gogo Intermediate Holdings LLC
382,134	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.86%, 0.75% Floor)	8.19%	04/28/2028	358,696
	Lumen Technologies, Inc.
302,316	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.35%, 2.00% Floor)	6.79%	04/16/2029	291,312
	Virgin Media Bristol LLC
659,848	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.28%, 0.00% Floor)	7.72%	03/31/2031	636,268
	Zayo Group Holdings, Inc.
398,773	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.11%, 0.00% Floor)	7.44%	03/09/2027	372,143
265,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%)	8.57%	03/09/2027	249,450
	Ziggo Financing Partnership
470,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.61%, 0.00% Floor)	6.93%	04/28/2028	458,997
				3,696,973

TRANSPORTATION - 3.0%
	Apple Bidco LLC
2,244,375	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	6.82%	09/23/2031	2,230,696

Principal Amount $	Security Description	Rate	Maturity	Value $
	Brown Group Holding LLC
621,801	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	6.82%	07/01/2031	619,059
224,259	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	6.82%	07/01/2031	223,270
	Kenan Advantage Group, Inc.
658,685	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.57%	01/25/2029	656,900
	Lasership, Inc.
93,680	Senior Secured First Lien (1 mo. SOFR US + 7.76% Cash or 1 mo. SOFR US + 1.71% + 7.00% PIK, 0.75% Floor)	12.20%	08/10/2029	25,645
2,510	Senior Secured First Lien (1 mo. SOFR US + 7.61% Cash or 1 mo. SOFR US + 1.61% + 7.00% PIK, 0.75% Floor)	12.05	08/10/2029	687
	WestJet Loyalty LP
875,402	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.55%	02/14/2031	844,982
				4,601,239

UTILITIES - 0.9%
	Natgasoline LLC
245,000	Senior Secured Term Loan (1 mo. Term SOFR + 5.50%)	9.82%	03/25/2030	239,181
	WaterBridge Midstream Operating LLC
776,349	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.00% Floor)	9.05%	06/27/2029	771,454
	WaterBridge NDB Operating LLC
323,375	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.00% Floor)	8.31%	05/10/2029	324,842
	Total Bank Loans (Cost $134,957,834)			132,697,036

COLLATERALIZED LOAN OBLIGATIONS - 3.3%
	Bridge Street CLO Ltd.
2,000,000	Series 2024-1A-A (3 mo. Term SOFR + 1.60%, 1.60% Floor)	5.89%(d)	04/20/2037	2,002,837
	Crown City CLO
1,000,000	Series 2023-5A-A1R (3 mo. Term SOFR + 1.60%, 1.60% Floor)	5.89%(d)	04/20/2037	1,001,796
	Katayma CLO Ltd.
2,000,000	Series 2023-1A-A1 (3 mo. Term SOFR + 2.00%, 2.00% Floor)	6.29%(d)	10/20/2036	2,000,632
	Total Collateralized Loan Obligations (Cost $5,000,000)			5,005,265

FOREIGN CORPORATE BONDS - 0.3%
200,000	Global Aircraft Leasing Co. Ltd.	8.75%(d)	09/01/2027	203,536
150,000	Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC	9.00%(d)	02/15/2029	150,466
50,000	Kronos Acquisition Holdings, Inc.	8.25%(d)	06/30/2031	44,414
	Total Foreign Corporate Bonds (Cost $408,939)			398,416

US CORPORATE BONDS - 5.1%
120,000	Allied Universal Holdco LLC	7.88%(d)	02/15/2031	121,628
2,000,000	American Express Co. (SOFR + 1.00%)	5.39%	02/16/2028	2,016,356
190,000	AthenaHealth Group, Inc.	6.50%(d)	02/15/2030	178,389

88	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Floating Rate Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
155,000	BCPE Empire Holdings, Inc.	7.63%(d)	05/01/2027	152,627
120,000	Builders FirstSource, Inc.	6.38%(d)	03/01/2034	119,227
200,000	Caesars Entertainment, Inc.	6.00%(d)	10/15/2032	186,945
1,000,000	Carnival Corp.	4.00%(d)	08/01/2028	957,350
50,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.75%(d)	03/01/2030	46,419
50,000	CommScope LLC	9.50%(d)	12/15/2031	51,546
105,000	Consolidated Communications, Inc.	5.00%(d)	10/01/2028	98,559
65,000	Dornoch Debt Merger Sub, Inc.	6.63%(d)	10/15/2029	49,508
50,000	EchoStar Corp.	10.75%	11/30/2029	52,583
50,000	Frontier Communications Holdings LLC	6.75%(d)	05/01/2029	50,291
155,000	Genesee & Wyoming, Inc.	6.25%(d)	04/15/2032	155,072
50,000	Level 3 Financing, Inc.	10.50%(d)	04/15/2029	55,250
100,000	LifePoint Health, Inc.	10.00%(d)	06/01/2032	95,516
195,000	Madison IAQ LLC	5.88%(d)	06/30/2029	184,403
125,000	Medline Borrower LP	5.25%(d)	10/01/2029	120,033
130,000	Nationstar Mortgage Holdings, Inc.	5.75%(d)	11/15/2031	130,074
180,000	NCL Corp. Ltd.	6.75%(d)	02/01/2032	177,930
120,000	Novelis, Inc.	6.88%(d)	01/30/2030	121,795
120,000	OneMain Finance Corp.	7.50%	05/15/2031	122,202
150,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer	7.00%(d)	02/01/2030	151,236
120,000	Quikrete Holdings, Inc.	6.75%(d)	03/01/2033	119,563
125,000	Radiology Partners, Inc. 3.50% PIK	7.78%(d)	01/31/2029	123,906
155,000	Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp.	6.63%(d)	02/01/2033	152,543
60,000	Rockies Express Pipeline LLC	6.75%(d)	03/15/2033	61,080
120,000	Sabre GLBL, Inc.	10.75%(d)	11/15/2029	121,323
100,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc.	6.63%(d)	03/01/2030	94,412
138,000	Six Flags Entertainment Corp.	7.00%(d)	07/01/2025	138,415
190,000	SM Energy Co.	7.00%(d)	08/01/2032	186,654
50,000	Staples, Inc.	10.75%(d)	09/01/2029	45,234
50,000	Star Leasing Co. LLC	7.63%(d)	02/15/2030	48,107
65,000	Sunoco LP	6.25%(d)	07/01/2033	65,070
165,000	Trident TPI Holdings, Inc.	12.75%(d)	12/31/2028	177,173

Principal Amount $	Security Description	Rate	Maturity	Value $
200,000	United Natural Foods, Inc.	6.75%(d)	10/15/2028	197,802
50,000	Univision Communications, Inc.	7.38%(d)	06/30/2030	47,821
155,000	US Foods, Inc.	5.75%(d)	04/15/2033	151,174
115,000	Victra Holdings LLC / Victra Finance Corp.	8.75%(d)	09/15/2029	118,764
100,000	Vistra Operations Co. LLC	6.88%(d)	04/15/2032	102,009
115,000	VT Topco, Inc.	8.50%(d)	08/15/2030	120,686
60,000	WESCO Distribution, Inc.	6.38%(d)	03/15/2033	60,354
130,000	WR Grace Holdings LLC	5.63%(d)	08/15/2029	112,064
200,000	XHR LP	4.88%(d)	06/01/2029	187,509
	Total US Corporate Bonds (Cost $7,851,551)			7,826,602

Shares
COMMON STOCKS - 0.1%
22,003	Flame Aggregator - Series R(b)(e)		110,895
2,186	Flame Aggregator - Series U(b)(e)		11,017
	Total Common Stocks (Cost $49,603)		121,912

SHORT TERM INVESTMENTS - 1.2%
625,846	First American Government Obligations Fund - U	4.29%(f)	625,846
625,846	JPMorgan US Government Money Market Fund - IM	4.31%(f)	625,846
625,847	MSILF Government Portfolio - Institutional	4.27%(f)	625,847
	Total Short Term Investments (Cost $1,877,539)		1,877,539
	Total Investments - 97.0% (Cost $150,145,466)		147,926,770
	Other Assets in Excess of Liabilities - 3.0%		4,620,443
	NET ASSETS - 100.0%		$152,547,213

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Bank Loans	87.0%
US Corporate Bonds	5.1%
Collateralized Loan Obligations	3.3%
Short Term Investments	1.2%
Foreign Corporate Bonds	0.3%
Common Stocks	0.1%
Other Assets and Liabilities	3.0%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Electronics/Electric	12.0%
Healthcare	9.8%
Industrial Equipment	6.1%
Hotels/Motels/Inns and Casinos	5.6%
Media	4.1%
Insurance	4.1%
Commercial Services	3.8%
Containers and Glass Products	3.6%
Retailers (other than Food/Drug)	3.6%
Business Equipment and Services	3.6%
Energy	3.5%
Chemicals/Plastics	3.4%
Finance	3.3%
Collateralized Loan Obligations	3.3%
Transportation	3.1%
Construction	2.6%
Telecommunications	2.6%
Automotive	2.5%
Consumer Products	2.3%

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	89

March 31, 2025

Aerospace & Defense	2.3%
Food Products	2.0%
Building and Development (including Steel/Metals)	1.5%
Banking	1.3%
Short Term Investments	1.2%
Utilities	1.0%
Technology	0.9%
Leisure	0.8%
Pharmaceuticals	0.8%
Beverage and Tobacco	0.7%
Real Estate	0.6%
Mining	0.3%
Diversified Manufacturing	0.3%
Consumer Staples	0.2%
Financials	0.2%
Other Assets and Liabilities	3.0%
Net Assets	100.0%

(a)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(b)	Value determined using significant unobservable inputs.
(c)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of March 31, 2025, the value of these securities total $11,039,142 or 7.2% of the Fund's net assets.

(e)	Non-income producing security.
(f)	Seven-day yield as of period end.
PIK
A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

SOFR	Secured Overnight Financing Rate
90	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Shiller Enhanced CAPE®	March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
ASSET BACKED OBLIGATIONS - 7.5%
	ACHV Trust
2,876,534	Series 2024-2PL-B	5.43%(a)	10/27/2031	2,888,922
3,403,654	Series 2024-3AL-A	5.01%(a)	12/26/2031	3,409,342
	Affirm, Inc.
3,750,000	Series 2024-A-A	5.61%(a)	02/15/2029	3,776,199
5,100,000	Series 2024-B-B	4.88%(a)	09/15/2029	5,101,326
1,311,468	Series 2024-X1-A	6.27%(a)	05/15/2029	1,313,564
4,500,000	Series 2025-1A-B	5.13%(a)	02/15/2033	4,525,771
4,500,000	Series 2025-1A-C	5.28%(a)	02/15/2033	4,524,575
	Aligned Data Centers Issuer LLC
6,000,000	Series 2021-1A-A2	1.94%(a)	08/15/2046	5,750,551
	AVANT Loans Funding Trust
7,250,000	Series 2024-REV1-A	5.92%(a)	10/15/2033	7,371,768
9,500,000	Series 2025-REV1-A	5.12%(a)	05/15/2034	9,557,114
4,000,000	Series 2025-REV1-B	5.42%(a)	05/15/2034	4,014,415
	Bridgecrest Lending Auto Securitization Trust
1,547,696	Series 2024-2-A2	5.78%	02/16/2027	1,549,196
	CAI International, Inc.
4,467,813	Series 2020-1A-A	2.22%(a)	09/25/2045	4,200,055
	Carvana Auto Receivables Trust
2,289,896	Series 2024-N1-A2	5.76%(a)	04/12/2027	2,293,284
2,060,476	Series 2024-P1-A2	5.50%(a)	08/10/2027	2,064,842
8,000,000	Series 2024-P3-A4	4.31%	09/10/2030	7,954,174
	Castlelake Aircraft Securitization Trust
2,425,911	Series 2019-1A-A	3.97%(a)	04/15/2039	2,303,660
	College Avenue Student Loans LLC
544,981	Series 2017-A-B	4.50%(a)	11/26/2046	523,623
	Compass Datacenters LLC
5,425,000	Series 2024-1A-A1	5.25%(a)	02/25/2049	5,454,269
	Diamond Resorts Owner Trust
993,272	Series 2021-1A-C	2.70%(a)	11/21/2033	979,338
	DigitalBridge Group, Inc.
5,000,000	Series 2023-1A-A2A	5.00%(a)	09/15/2048	4,966,855
	Dividend Solar Loans LLC
2,029,430	Series 2018-2-B	4.25%(a)	12/20/2038	1,841,209
	Exeter Automobile Receivables Trust
804,942	Series 2021-1A-D	1.08%	11/16/2026	800,568
10,000,000	Series 2021-1A-E	2.21%(a)	02/15/2028	9,836,809
5,189,000	Series 2024-5A-A3	4.45%	03/15/2028	5,180,650
	Global Sea Containers Two SRL
2,498,480	Series 2020-1A-A	2.17%(a)	10/17/2040	2,357,345
	GreenSky Home Improvement Issuer Trust
6,200,000	Series 2024-2-B	5.26%(a)	10/27/2059	6,210,981
3,000,000	Series 2025-1A-A4	5.22%(a)	03/25/2060	3,003,528
	HERO Funding Trust
630,131	Series 2016-1A-A	4.05%(a)	09/20/2041	588,161
	Horizon Aircraft Finance Ltd.
11,590,643	Series 2019-2-A	3.43%(a)	11/15/2039	11,063,733
	Jack in the Box, Inc.
4,334,400	Series 2019-1A-A2II	4.48%(a)	08/25/2049	4,270,038
	Jimmy Johns LLC
11,144,250	Series 2017-1A-A2II	4.85%(a)	07/30/2047	11,021,408
	Laurel Road Prime Student Loan Trust
515,396	Series 2017-B-CFX	3.61%(a)	08/25/2042	510,640
	Lendbuzz Securitization Trust
1,736,424	Series 2022-1A-A	4.22%(a)	05/17/2027	1,731,735
2,949,268	Series 2024-3A-A2	4.97%(a)	10/15/2029	2,952,575
	Loanpal Solar Loan Ltd.
5,975,943	Series 2020-3GS-A	2.47%(a)	12/20/2047	4,796,174
3,720,073	Series 2021-1GS-A	2.29%(a)	01/20/2048	3,021,896
	Mosaic Solar Loans LLC
491,759	Series 2017-1A-A	4.45%(a)	06/20/2042	473,298
4,172,319	Series 2020-2A-B	2.21%(a)	08/20/2046	3,386,074

Principal Amount $	Security Description	Rate	Maturity	Value $
	Navient Student Loan Trust
2,549,609	Series 2018-A-B	3.68%(a)	02/18/2042	2,498,449
5,761,844	Series 2022-A-A	2.23%(a)	07/15/2070	5,207,721
	Pagaya AI Debt Selection Trust
684,965	Series 2021-2-NOTE	3.00%(a)	01/25/2029	677,439
4,384,849	Series 2021-5-C	3.93%(a)	08/15/2029	4,271,663
411,822	Series 2022-1-B	3.34%(a)	10/15/2029	411,505
5,999,492	Series 2024-10-B	5.75%(a)	06/15/2032	6,035,707
5,000,000	Series 2025-1-B	5.63%(a)	07/15/2032	5,031,141
	Prosper Marketplace Issuance Trust
9,690	Series 2023-1A-A	7.06%(a)	07/16/2029	9,696
2,300,000	Series 2023-1A-B	7.48%(a)	07/16/2029	2,309,917
	Reach Financial LLC
4,456,646	Series 2025-1A-A	4.96%(a)	08/16/2032	4,457,755
	Research-Driven Pagaya Motor Asset Trust
14,400,000	Series 2025-1A-A	5.04%(a)	06/27/2033	14,402,736
	Sapphire Aviation Finance Ltd.
12,157,549	Series 2020-1A-A	3.23%(a)	03/15/2040	11,613,438
	Sierra Timeshare Conduit Receivables Funding LLC
749,845	Series 2021-2A-C	1.95%(a)	09/20/2038	728,323
	Slam Ltd.
6,220,765	Series 2024-1A-A	5.34%(a)	09/15/2049	6,152,679
	SOFI Alternative Trust
1,997,082	Series 2021-1-PT1	9.72%(a)(b)	05/25/2030	1,981,740
2,145,195	Series 2021-2-A	1.25%(a)	08/15/2030	2,105,297
4,354,546	Series 2021-3-A	1.50%(a)	11/15/2030	4,269,480
	SoFi Consumer Loan Program Trust
9,700,000	Series 2025-1-B	5.12%(a)	02/27/2034	9,782,262
	Start/Bermuda
1,602,767	Series 2018-1-A	4.09%(a)	05/15/2043	1,600,811
	Taco Bell Corp.
5,895,000	Series 2021-1A-A2I	1.95%(a)	08/25/2051	5,587,863
	TAL Advantage LLC
2,426,500	Series 2020-1A-A	2.05%(a)	09/20/2045	2,280,911
	Tesla Sustainable Energy Trust
12,000,000	Series 2024-1A-A2	5.08%(a)	06/21/2050	12,046,630
	Thunderbolt Aircraft Lease
5,444,332	Series 2018-A-A	4.15%(a)(c)	09/15/2038	5,403,374
	TIF Funding LLC
2,563,458	Series 2021-1A-A	1.65%(a)	02/20/2046	2,295,727
	Upgrade Master Pass-Thru Trust
468,799	Series 2021-PT3-A	13.48%(a)(b)	07/15/2027	437,556
	Upstart Pass-Through Trust Series
38,587	Series 2020-ST5-A	3.00%(a)	12/20/2026	38,525
151,646	Series 2020-ST6-A	3.00%(a)	01/20/2027	151,260
203,460	Series 2021-ST3-A	2.00%(a)	05/20/2027	201,735
	Westlake Automobile Receivables Trust
3,108,211	Series 2023-4A-A2	6.23%(a)	01/15/2027	3,118,902
	Willis Lease Finance Corp.
5,542,815	Series 2020-A-A	3.23%(a)	03/15/2045	5,299,835
	Total Asset Backed Obligations (Cost $283,299,176)			277,979,742

BANK LOANS - 1.9%
	1011778 BC ULC
3,722,834	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.07%	09/23/2030	3,693,926
	APi Group DE, Inc.
2,947,114	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.07%	01/03/2029	2,940,866
	Aramark Services, Inc.
1,161,744	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.32%	06/24/2030	1,162,831

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	91

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	Avantor Funding, Inc.
301,614	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.10%, 0.50% Floor)	6.42%	11/08/2027	302,221
	Axalta Coating Systems US Holdings, Inc.
796,734	Senior Secured First Lien Term Loan (3 mo. SOFR US + 1.75%, 0.00% Floor)	6.05%	12/20/2029	796,802
	Burlington Coat Factory Warehouse Corp.
2,147,187	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.07%	09/19/2031	2,144,514
	Calpine Corp.
2,480,886	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.07%	01/31/2031	2,474,423
	Corpay Technologies Operating Co. LLC
2,749,831	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.07%	04/28/2028	2,745,748
	CPI Holdco B LLC
293,525	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.32%	05/19/2031	291,018
	Cyborg Oldco DC Holdings, Inc.
333,309	Senior Secured Term Loan (1 mo. Term SOFR + 3.00%)	8.33%(d)(e)	05/01/2026	1,833
	Delta 2 Lux Sarl
797,974	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.50% Floor)	6.30%	09/19/2031	797,727
400,000	Senior Secured Term Loan (3 mo. Term SOFR + 2.00%)	6.30%	09/19/2031	399,876
	Dynasty Acquisition Co., Inc.
693,728	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.32%	10/31/2031	692,625
264,533	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%)	6.32%	10/31/2031	264,113
	Element Solutions, Inc.
1,726,451	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.07%	12/18/2030	1,724,293
	Energizer Holdings, Inc.
2,052,051	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.32%	03/19/2032	2,053,334
	Flutter Financing BV
2,137,930	Senior Secured First Lien Term Loan (3 mo. SOFR US + 1.75%, 0.50% Floor)	6.05%	11/29/2030	2,132,200
	Froneri US, Inc.
1,214,105	Senior Secured First Lien Term Loan (6 mo. SOFR US + 2.00%, 0.00% Floor)	6.24%	09/30/2031	1,207,797
322,882	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.00% Floor)	6.24%	09/30/2031	321,205
622,044	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.00% Floor)	6.24%	09/30/2031	618,812
	Gen Digital, Inc.
1,230,000	Senior Secured Term Loan (1 mo. Term SOFR + 1.75%)	6.06%	02/13/2032	1,219,852
	Go Daddy Operating Co. LLC
3,707,020	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.07%	11/13/2029	3,693,286
	HB Fuller Co.
2,140,658	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.07%	02/15/2030	2,140,658

Principal Amount $	Security Description	Rate	Maturity	Value $
	Hilton Domestic Operating Co., Inc.
2,147,934	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.07%	11/08/2030	2,148,450
	IQVIA, Inc.
2,339,138	Senior Secured First Lien Term Loan (3 mo. SOFR US + 1.75%, 0.00% Floor)	6.05%	01/02/2031	2,344,436
	Iron Mountain Information Management LLC
2,154,422	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.32%	01/31/2031	2,145,675
	Lamar Media Corp.
3,394,350	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.60%, 0.00% Floor)	5.92%	02/08/2027	3,390,108
	Marriott Ownership Resorts, Inc.
1,541,345	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.57%	04/01/2031	1,541,152
	NRG Energy, Inc.
3,706,028	Senior Secured First Lien Term Loan (3 mo. SOFR US + 1.75%, 0.00% Floor)	6.04%	04/16/2031	3,703,712
	Reynolds Consumer Products LLC
2,089,210	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.07%	03/04/2032	2,095,091
	Six Flags Entertainment Corp.
1,578,075	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.32%	05/01/2031	1,574,722
	Somnigroup International, Inc.
1,075,000	Senior Secured First Lien Term Loan (Daily US Secured Overnight Financing Rate + 2.50%, 0.00% Floor)	6.81%	10/24/2031	1,075,559
1,069,625	Senior Secured First Lien Term Loan (Daily US Secured Overnight Financing Rate + 2.50%, 0.00% Floor)	6.81%	10/24/2031	1,070,181
	SS&C Technologies, Inc.
2,038,570	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.32%	05/09/2031	2,039,080
	Standard Industries, Inc./NY
1,527,658	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.50% Floor)	6.07%	09/22/2028	1,528,827
	Trans Union LLC
720,848	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.07%	06/24/2031	719,496
2,987,513	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.50% Floor)	6.07%	06/24/2031	2,981,732
	Vestis Corp.
939,313	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.00% Floor)	6.58%	02/24/2031	937,260
	Vistra Operations Co. LLC
2,147,401	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.07%	12/20/2030	2,143,289
	Walker & Dunlop, Inc.
350,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%)	6.32%	03/15/2032	348,687
	WMG Acquisition Corp.
2,160,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 1.75%, 0.00% Floor)	6.04%	01/24/2031	2,156,965

92	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Shiller Enhanced CAPE® (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Wyndham Hotels & Resorts, Inc.
2,143,670	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.07%	05/28/2030	2,146,542
	Ziggo Financing Partnership
235,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.61%, 0.00% Floor)	6.93%	04/28/2028	229,499
	Total Bank Loans (Cost $70,386,509)			70,140,423

COLLATERALIZED LOAN OBLIGATIONS - 12.8%
	Allegro CLO Ltd.
5,000,000	Series 2022-1A-A1R (3 mo. Term SOFR + 1.18%, 1.18% Floor)	5.49%(a)	04/20/2038	4,986,117
10,000,000	Series 2024-2A-A1 (3 mo. Term SOFR + 1.50%, 1.50% Floor)	5.80%(a)	07/24/2037	10,023,373
	Anchorage Capital CLO Ltd.
23,000,000	Series 2021-19A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	5.77%(a)	10/15/2034	23,030,440
	Atlas Senior Loan Fund Ltd.
2,000,000	Series 2018-11A-B (3 mo. Term SOFR + 1.91%, 0.00% Floor)	6.21%(a)	07/26/2031	1,998,256
	Battalion CLO Ltd.
29,500,000	Series 2017-11A-AR (3 mo. Term SOFR + 1.41%, 1.15% Floor)	5.71%(a)	04/24/2034	29,413,291
10,000,000	Series 2021-20A-AR (3 mo. Term SOFR + 1.22%, 1.22% Floor)	5.54%(a)	04/15/2038	9,992,179
10,000,000	Series 2022-23A-A1R (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.72%(a)	10/15/2037	10,022,095
	Benefit Street Partners CLO Ltd.
6,500,000	Series 2024-37A-A (3 mo. Term SOFR + 1.35%, 1.35% Floor)	5.70%(a)	01/25/2038	6,491,517
	Bridge Street CLO Ltd.
6,000,000	Series 2020-1A-A1R (3 mo. Term SOFR + 1.55%, 1.55% Floor)	5.84%(a)	07/20/2037	6,007,132
10,500,000	Series 2021-1A-A1A (3 mo. Term SOFR + 1.49%, 1.23% Floor)	5.78%(a)	07/20/2034	10,512,683
	Carlyle Global Market Strategies
10,000,000	Series 2022-2A-A1R (3 mo. Term SOFR + 1.36%, 1.36% Floor)	5.65%(a)	01/20/2038	10,006,986
	CarVal CLO
4,000,000	Series 2024-2A-A (3 mo. Term SOFR + 1.46%, 1.46% Floor)	5.75%(a)	07/20/2037	4,004,812
	CBAM Ltd.
10,000,000	Series 2017-1A-AR2 (3 mo. Term SOFR + 1.39%, 1.39% Floor)	5.77%(a)	01/20/2038	10,019,353
4,500,000	Series 2017-2A-AR (3 mo. Term SOFR + 1.45%, 1.19% Floor)	5.75%(a)	07/17/2034	4,489,013
3,000,000	Series 2020-13A-A (3 mo. Term SOFR + 1.69%, 1.43% Floor)	5.98%(a)	01/20/2034	3,006,589
	Cedar Funding Ltd.
10,000,000	Series 2018-9A-AR (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.71%(a)	07/20/2037	10,018,557
	CFIP CLO Ltd.
10,350,000	Series 2017-1A-AR (3 mo. Term SOFR + 1.49%, 1.23% Floor)	5.78%(a)	10/18/2034	10,372,750
	Halcyon Loan Advisors Funding Ltd.
33,489	Series 2013-2A-D (3 mo. Term SOFR + 4.06%, 0.00% Floor)	8.35%(a)	08/01/2025	33,505
	Jamestown CLO Ltd.
15,000,000	Series 2016-9A-A1RR (3 mo. Term SOFR + 1.50%, 1.24% Floor)	5.80%(a)	07/25/2034	15,019,434

Principal Amount $	Security Description	Rate	Maturity	Value $
	LCM LP
4,517,204	Series 17A-A2RR (3 mo. Term SOFR + 1.41%, 1.15% Floor)	5.71%(a)	10/15/2031	4,516,885
	Magnetite CLO Ltd.
20,000,000	Series 2024-42A-A1 (3 mo. Term SOFR + 1.31%, 1.31% Floor)	5.62%(a)	01/25/2038	20,014,236
	Marble Point CLO
29,500,000	Series 2020-1A-AR (3 mo. Term SOFR + 1.44%, 1.44% Floor)	5.73%(a)	07/20/2037	29,546,781
23,000,000	Series 2021-3A-A1 (3 mo. Term SOFR + 1.50%, 1.24% Floor)	5.80%(a)	10/17/2034	23,004,722
	MP CLO Ltd.
10,000,000	Series 2015-2A-ARR (3 mo. Term SOFR + 1.46%, 1.20% Floor)	5.76%(a)	04/28/2034	9,979,137
	Nassau Global Credit LLC
6,944,292	Series 2018-IA-A (3 mo. Term SOFR + 1.41%, 0.00% Floor)	5.71%(a)	07/15/2031	6,948,816
	OCP CLO Ltd.
20,000,000	Series 2017-14A-A1R (3 mo. Term SOFR + 1.37%, 1.37% Floor)	5.66%(a)	07/20/2037	20,008,278
9,000,000	Series 2020-18A-A1R2 (3 mo. Term SOFR + 1.37%, 1.37% Floor)	5.66%(a)	07/20/2037	9,007,144
	Octagon Investment Partners Ltd.
27,500,000	Series 2019-4A-A1RR (3 mo. Term SOFR + 1.40%, 1.40% Floor)	5.71%(a)	08/12/2037	27,528,193
	OHA Credit Funding
13,500,000	Series 2023-14A-A (3 mo. Term SOFR + 1.75%, 1.75% Floor)	6.04%(a)	04/20/2036	13,490,055
	Sound Point CLO Ltd.
25,000,000	Series 2019-2A-AR (3 mo. Term SOFR + 1.43%, 1.17% Floor)	5.73%(a)	07/15/2034	25,005,000
20,000,000	Series 2020-1A-AR (3 mo. Term SOFR + 1.43%, 1.43% Floor)	5.72%(a)	07/20/2034	20,004,000
5,000,000	Series 2021-1A-A (3 mo. Term SOFR + 1.33%, 1.33% Floor)	5.63%(a)	04/25/2034	4,975,423
10,000,000	Series 2024-40A-A1 (3 mo. Term SOFR + 1.39%, 1.39% Floor)	5.98%(a)	10/20/2037	10,015,444
	Trestles LLC
5,000,000	Series 2023-6A-A1R (3 mo. Term SOFR + 1.18%, 1.18% Floor)	5.45%(a)	04/25/2038	4,988,835
	Trimaran CAVU LLC
20,000,000	Series 2021-3A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	5.76%(a)	01/18/2035	19,955,582
	Wellfleet CLO Ltd.
15,990,000	Series 2020-2A-AR (3 mo. Term SOFR + 1.48%, 1.22% Floor)	5.78%(a)	07/15/2034	15,989,200
10,000,000	Series 2022-1A-A1RN (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.72%(a)	07/15/2037	9,992,089
	Wellington Management Clo 3 Ltd.
10,000,000	Series 2025-4A-A (3 mo. Term SOFR + 1.15%, 1.15% Floor)	5.43%(a)	04/18/2038	9,989,210
	Wind River CLO Ltd.
10,000,000	Series 2021-4A-A (3 mo. Term SOFR + 1.43%, 1.17% Floor)	5.72%(a)	01/20/2035	9,989,038
	Total Collateralized Loan Obligations (Cost $474,401,443)			474,396,150

FOREIGN CORPORATE BONDS - 4.0%
400,000	Adani International Container Terminal Pvt Ltd.	3.00%	02/16/2031	342,664
1,000,000	Adani Ports & Special Economic Zone Ltd.	4.00%	07/30/2027	942,030
600,000	Adani Transmission Step-One Ltd.	4.00%	08/03/2026	577,756

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	93

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
3,309,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.45%	04/15/2027	3,416,928
1,535,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.75%	06/06/2028	1,579,326
835,000	Aker BP ASA	5.60%(a)	06/13/2028	853,411
1,239,579	AL Candelaria Spain SA	7.50%	12/15/2028	1,245,554
508,000	Algonquin Power & Utilities Corp.	5.37%(c)	06/15/2026	511,088
200,000	AngloGold Ashanti Holdings PLC	3.38%	11/01/2028	188,807
1,000,000	Antofagasta PLC	2.38%	10/14/2030	862,817
2,426,000	Avolon Holdings Funding Ltd.	6.38%(a)	05/04/2028	2,511,282
2,743,000	Avolon Holdings Funding Ltd.	5.38%(a)	05/30/2030	2,747,542
4,379,000	BAE Systems PLC	5.00%(a)	03/26/2027	4,418,688
500,000	Banco Bilbao Vizcaya Argentaria Colombia SA	4.88%	04/21/2025	502,272
1,700,000	Banco Continental SAECA	2.75%(a)	12/10/2025	1,671,023
1,200,000	Banco de Bogota SA	6.25%	05/12/2026	1,206,792
200,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%	09/30/2031	193,220
2,000,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%(a)	09/30/2031	1,932,202
1,500,000	Banco Industrial SA/Guatemala (5 yr. CMT Rate + 4.44%)	4.88%	01/29/2031	1,487,250
1,800,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 3.71%)	4.00%	07/08/2030	1,792,987
400,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (5 yr. CMT Rate + 3.00%)	7.53%	10/01/2028	421,406
1,130,000	Bank of Ireland Group PLC (SOFR + 1.62%)	5.60%(a)	03/20/2030	1,157,179
3,280,000	Bank of Montreal (SOFR + 1.25%)	4.64%	09/10/2030	3,263,179
2,550,000	Barclays PLC (SOFR + 1.34%)	4.84%	09/10/2028	2,552,708
1,214,000	Barclays PLC (3 mo. LIBOR US + 3.05%)	5.09%(f)	06/20/2030	1,206,213
145,000	BAT Capital Corp.	4.91%	04/02/2030	145,173
2,024,000	BAT International Finance PLC	1.67%	03/25/2026	1,966,176
2,395,000	BAT International Finance PLC	5.93%	02/02/2029	2,496,853
1,800,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX (5 yr. CMT Rate + 4.31%)	5.88%	09/13/2034	1,733,906
3,463,000	BPCE SA (SOFR + 1.68%)	5.88%(a)	01/14/2031	3,548,419
3,116,000	CaixaBank SA (SOFR + 2.70%)	6.21%(a)	01/18/2029	3,232,569
1,795,000	Canadian Imperial Bank of Commerce	3.95%	08/04/2025	1,792,209
2,504,000	Canadian Imperial Bank of Commerce (SOFR + 1.11%)	5.25%	01/13/2031	2,537,085
5,873,000	Canadian Pacific Railway Co.	4.80%	03/30/2030	5,897,269
1,100,000	Cemex SAB de CV (5 yr. CMT Rate + 4.53%)	5.13%(g)	06/08/2026	1,077,859
2,532,837	Chile Electricity PEC SpA	0.00%(a)	01/25/2028	2,214,941
614,400	Cometa Energia SAB de CV	6.38%	04/24/2035	614,890
800,000	Cosan Luxembourg SA	5.50%	09/20/2029	780,689
3,468,000	Credit Agricole SA (SOFR + 1.13%)	5.23%(a)	01/09/2029	3,506,351
1,600,000	DBS Group Holdings Ltd. (5 yr. CMT Rate + 1.10%)	1.82%	03/10/2031	1,558,793
255,680	Digicel Group Holdings Ltd.	0.00%(a)(e)	12/31/2030	25,633
198,552	Digicel Group Holdings Ltd.	0.00%(a)(e)	12/31/2030	3,904
3,355,000	Element Fleet Management Corp.	6.32%(a)	12/04/2028	3,530,113
2,823,000	Element Fleet Management Corp.	5.04%(a)	03/25/2030	2,824,872
511,819	Empresa Electrica Angamos SA	4.88%	05/25/2029	465,461
1,307,300	Empresa Electrica Cochrane SpA	5.50%	05/14/2027	1,283,839
1,500,000	Empresas Publicas de Medellin ESP	4.25%	07/18/2029	1,370,237
1,314,000	Enbridge, Inc.	6.00%	11/15/2028	1,367,914
2,759,000	Enel Finance International NV	5.13%(a)	06/26/2029	2,789,605
400,000	Energuate Trust	5.88%	05/03/2027	398,278
400,000	EQUATE Petrochemical Co. KSC	5.00%	05/18/2025	400,222
228,235	Fenix Power Peru SA	4.32%	09/20/2027	224,509
950,000	Freeport Indonesia PT	4.76%(a)	04/14/2027	946,967

Principal Amount $	Security Description	Rate	Maturity	Value $
1,300,000	Freeport-McMoRan, Inc.	4.13%	03/01/2028	1,280,299
298,000	Freeport-McMoRan, Inc.	4.25%	03/01/2030	287,411
200,855	Galaxy Pipeline Assets Bidco Ltd.	1.75%	09/30/2027	193,806
147,430	Galaxy Pipeline Assets Bidco Ltd.	2.16%	03/31/2034	130,070
3,014,000	Glencore Funding LLC (SOFR + 1.06%)	5.41%(a)	04/04/2027	3,032,250
2,152,000	Glencore Funding LLC	4.91%(a)	04/01/2028	2,161,305
529,600	GNL Quintero SA	4.63%	07/31/2029	523,813
500,000	Gold Fields Orogen Holdings BVI Ltd.	6.13%	05/15/2029	519,640
254,000	Grupo de Inversiones Suramericana SA	5.50%	04/29/2026	254,258
1,517,435	Guara Norte Sarl	5.20%	06/15/2034	1,423,173
1,526,000	Holcim Finance US LLC	3.50%(a)	09/22/2026	1,501,449
200,000	HSBC Holdings PLC (SOFR + 3.03%)	7.34%	11/03/2026	203,048
200,000	HSBC Holdings PLC (SOFR + 1.04%)	5.43%	11/19/2028	201,031
282,400	Hunt Oil Co. of Peru LLC Sucursal Del Peru	6.38%(a)	06/01/2028	287,229
1,100,000	InRetail Shopping Malls	5.75%	04/03/2028	1,094,856
750,000	Intercorp Financial Services, Inc.	4.13%	10/19/2027	728,736
113,017	Interoceanica IV Finance Ltd. Series 2007	0.00%(e)	11/30/2025	109,485
35,034	Invepar Holdings	0.00%(d)(e)	12/30/2028	–
600,000	Itau Unibanco Holding SA/Cayman Island	6.00%(a)	02/27/2030	613,245
958,750	JSW Hydro Energy Ltd.	4.13%	05/18/2031	861,163
700,000	JSW Infrastructure Ltd.	4.95%	01/21/2029	674,498
1,300,000	KUO SAB De CV	5.75%	07/07/2027	1,279,816
242,157	Lima Metro Line 2 Finance Ltd.	4.35%	04/05/2036	227,153
183,000	LYB Finance Co. BV	8.10%(a)	03/15/2027	193,309
900,000	Medco Oak Tree Pte Ltd.	7.38%	05/14/2026	904,237
400,000	MEGlobal Canada ULC	5.00%(a)	05/18/2025	400,221
495,000	Mercedes-Benz Finance North America LLC	4.75%(a)	08/01/2027	496,539
920,000	Mercedes-Benz Finance North America LLC	5.25%(a)	11/29/2027	932,284
1,790,436	Mexico Generadora de Energia S de RL	5.50%	12/06/2032	1,767,859
2,160,000	Millicom International Cellular SA	5.13%	01/15/2028	2,111,137
900,000	Minerva Luxembourg SA	5.88%	01/19/2028	896,000
571,838	Mong Duong Finance Holdings BV	5.13%	05/07/2029	554,585
1,278,570	MV24 Capital BV	6.75%	06/01/2034	1,237,614
540,000	National Bank of Canada	4.50%	10/10/2029	534,372
469,000	Nationwide Building Society (SOFR + 1.91%)	6.56%(a)	10/18/2027	481,881
3,684,000	NatWest Group PLC (1 yr. CMT Rate + 1.22%)	4.96%	08/15/2030	3,688,650
1,000,000	NBM US Holdings, Inc.	7.00%	05/14/2026	1,002,963
800,000	NBM US Holdings, Inc.	6.63%	08/06/2029	800,398
1,650,000	Nexa Resources SA	5.38%	05/04/2027	1,670,323
2,763,000	Nutrien Ltd.	4.90%	03/27/2028	2,788,794
1,000,000	Orazul Energy Peru SA	5.63%	04/28/2027	984,200
1,300,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	1.83%	09/10/2030	1,284,615
1,295,493	Prumo Participacoes e Investimentos S/A	7.50%	12/31/2031	1,310,346
3,524,000	Rio Tinto Finance USA PLC	4.88%	03/14/2030	3,560,991
1,526,000	Royal Bank of Canada (SOFR + 0.53%)	4.89%	01/20/2026	1,528,360
5,435,000	Royal Bank of Canada (SOFR + 0.86%)	5.23%	10/18/2028	5,454,500
1,000,000	Suzano Austria GmbH	5.00%	01/15/2030	977,934
1,200,000	Telefonica Celular del Paraguay SA	5.88%	04/15/2027	1,197,294
910,000	UBS Group AG (1 yr. CMT Rate + 1.60%)	6.33%(a)	12/22/2027	934,771
200,000	Ultrapar International SA	5.25%	06/06/2029	197,098
1,500,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.52%)	1.75%	03/16/2031	1,457,918
3,442,000	Videotron Ltd.	5.13%(a)	04/15/2027	3,438,638
330,000	Volkswagen Group of America Finance LLC	6.00%(a)	11/16/2026	335,824
3,170,000	Volkswagen Group of America Finance LLC	4.35%(a)	06/08/2027	3,133,393
	Total Foreign Corporate Bonds (Cost $149,379,535)			150,163,842

94	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Shiller Enhanced CAPE® (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 0.4%
1,600,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands (5 yr. CMT Rate + 2.00%)	2.72%	08/11/2031	1,506,762
1,600,000	Bank Negara Indonesia Persero Tbk PT	3.75%	03/30/2026	1,565,486
1,108,503	Bioceanico Sovereign Certificate Ltd.	0.00%	06/05/2034	864,632
186,000	Chile Electricity Lux MPC Sarl	6.01%	01/20/2033	191,115
200,000	Comision Federal de Electricidad	4.69%	05/15/2029	191,816
1,900,000	Comision Federal de Electricidad	5.70%(a)	01/24/2030	1,860,765
900,000	Corp. Nacional del Cobre de Chile	3.00%	09/30/2029	825,102
200,000	Corp. Nacional del Cobre de Chile	3.75%	01/15/2031	184,238
1,800,000	Dominican Republic International Bond	5.50%	02/22/2029	1,775,610
600,000	Guatemala Government Bond	4.50%	05/03/2026	594,072
1,200,000	Guatemala Government Bond	5.25%	08/10/2029	1,180,020
800,000	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	4.75%	05/15/2025	799,454
1,338,838	Lima Metro Line 2 Finance Ltd.	5.88%	07/05/2034	1,353,157
200,000	Mexico Government International Bond	5.00%	05/07/2029	198,090
445,000	Paraguay Government International Bond	5.00%	04/15/2026	445,890
143,000	Paraguay Government International Bond	4.70%	03/27/2027	141,728
300,000	Peruvian Government International Bond	2.78%	01/23/2031	263,745
1,000,000	Petrobras Global Finance BV	6.00%	01/27/2028	1,014,307
400,000	Republic of South Africa Government International Bond	4.88%	04/14/2026	397,329
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $15,184,957)			15,353,318

NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 12.4%
	280 Park Avenue Mortgage Trust
4,830,000	Series 2017-280P-A (1 mo. Term SOFR + 1.18%, 1.13% Floor)	5.50%(a)	09/15/2034	4,743,506
	ACREC Trust
4,800,000	Series 2025-FL3-A (1 mo. Term SOFR + 1.31%, 1.31% Floor)	5.62%(a)	08/18/2042	4,811,261
	Alen Mortgage Trust
2,000,000	Series 2021-ACEN-B (1 mo. Term SOFR + 1.76%, 1.65% Floor)	6.08%(a)	04/15/2034	1,772,000
	Arbor Multifamily Mortgage Securities Trust
112,081,846	Series 2021-MF2-XA	1.11%(a)(b)(h)	06/15/2054	5,728,649
	Arbor Realty Trust, Inc.
40,902,000	Series 2020-MF1-XD	0.55%(a)(b)(h)	05/15/2053	970,326
1,293,456	Series 2021-FL4-A (1 mo. Term SOFR + 1.46%, 1.46% Floor)	5.78%(a)	11/15/2036	1,298,145
6,443,246	Series 2022-FL1-A (30 day avg SOFR US + 1.45%, 1.45% Floor)	5.80%(a)	01/15/2037	6,452,878
	AREIT Trust
1,715,838	Series 2022-CRE6-A (30 day avg SOFR US + 1.25%, 1.25% Floor)	5.60%(a)	01/20/2037	1,723,130
7,220,000	Series 2025-CRE10-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.71%(a)	12/17/2029	7,230,527
	BANK5 Trust
5,022,000	Series 2024-5YR10-AS	5.64%	10/15/2057	5,077,916
	BBCMS Trust
15,176,000	Series 2018-TALL-F (1 mo. Term SOFR + 3.43%, 3.39% Floor)	7.75%(a)	03/15/2037	11,229,244

Principal Amount $	Security Description	Rate	Maturity	Value $
11,001,000	Series 2019-BWAY-E (1 mo. Term SOFR + 2.96%, 2.85% Floor)	7.28%(a)	11/15/2034	55,170
29,456,500	Series 2021-C10-XB	1.00%(b)(h)	07/15/2054	1,565,545
21,205,000	Series 2021-C10-XD	1.68%(a)(b)(h)	07/15/2054	1,770,919
55,584,098	Series 2025-C32-XA	1.13%(b)(h)	02/15/2062	4,845,883
	BB-UBS Trust
5,353,407	Series 2012-TFT-TE	3.56%(a)(b)	06/05/2030	4,778,770
	BDS Ltd.
5,892,215	Series 2021-FL10-A (1 mo. Term SOFR + 1.46%, 1.46% Floor)	5.78%(a)	12/16/2036	5,926,767
1,845,372	Series 2021-FL9-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	5.50%(a)	11/16/2038	1,845,305
1,386,918	Series 2022-FL11-ATS (1 mo. Term SOFR + 1.80%, 1.80% Floor)	6.12%(a)	03/19/2039	1,397,878
7,500,000	Series 2024-FL13-A (1 mo. Term SOFR + 1.58%, 1.58% Floor)	5.89%(a)	09/19/2039	7,543,733
	Benchmark Mortgage Trust
157,277,074	Series 2020-IG1-XA	0.51%(b)(h)	09/15/2043	2,965,459
147,454,000	Series 2025-V14-XA	0.77%(b)(h)	04/15/2058	4,988,280
	BFLD Trust
3,012,000	Series 2024-VICT-A (1 mo. Term SOFR + 1.89%, 1.89% Floor)	6.21%(a)	07/15/2041	3,017,379
	BHMS Mortgage Trust
165,041,500	Series 2018-ATLS-XCP	0.00%(a)(b)(h)	07/15/2035	1,650
	BMO Mortgage Trust
93,469,125	Series 2024-5C5-XA	1.16%(b)(h)	02/15/2057	4,021,285
38,800,000	Series 2025-5C9-XA	0.92%(b)(h)	04/15/2058	1,221,075
44,380,818	Series 2025-C11-XA	1.10%(b)(h)	02/15/2058	3,696,967
	BrightSpire Capital, Inc.
4,293,207	Series 2021-FL1-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	5.58%(a)	08/19/2038	4,290,258
13,968,000	Series 2021-FL1-AS (1 mo. Term SOFR + 1.71%, 1.60% Floor)	6.03%(a)	08/19/2038	13,974,118
6,702,000	Series 2024-FL2-A (1 mo. Term SOFR + 1.95%, 1.95% Floor)	6.26%(a)	08/19/2037	6,724,572
	BSPRT Co.-Issuer LLC
223,283	Series 2021-FL6-A (1 mo. Term SOFR + 1.21%, 1.10% Floor)	5.53%(a)	03/15/2036	223,599
7,450,000	Series 2023-FL10-AS (1 mo. Term SOFR + 2.86%, 2.86% Floor)	7.18%(a)	09/15/2035	7,496,868
	BX Trust
1,000,000	Series 2018-GW-A (1 mo. Term SOFR + 1.10%, 0.80% Floor)	5.42%(a)	05/15/2035	998,162
4,835,282	Series 2021-RISE-B (1 mo. Term SOFR + 1.36%, 1.25% Floor)	5.68%(a)	11/15/2036	4,805,377
3,192,776	Series 2021-XL2-A (1 mo. Term SOFR + 0.80%, 0.69% Floor)	5.12%(a)	10/15/2038	3,182,635
2,275,607	Series 2022-PSB-A (1 mo. Term SOFR + 2.45%, 2.45% Floor)	6.77%(a)	08/15/2039	2,272,765
4,529,159	Series 2024-GPA3-A (1 mo. Term SOFR + 1.29%, 1.29% Floor)	5.61%(a)	12/15/2039	4,524,200
2,260,000	Series 2025-ROIC-C (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.86%(a)	03/15/2030	2,249,927
	CEDR Commercial Mortgage Trust
3,790,000	Series 2022-SNAI-A (1 mo. Term SOFR + 0.99%, 0.99% Floor)	5.31%(a)	02/15/2039	3,625,981
	CFCRE Commercial Mortgage Trust
15,887,149	Series 2016-C4-XA	1.57%(b)(h)	05/10/2058	135,397
16,201,000	Series 2017-C8-XB	0.89%(b)(h)	06/15/2050	277,590
	Citigroup Commercial Mortgage Trust
16,881,867	Series 2016-GC36-XA	1.20%(b)(h)	02/10/2049	85,811
3,096,000	Series 2016-P3-A4	3.33%	04/15/2049	3,033,180
11,028,500	Series 2016-P3-XA	1.65%(b)(h)	04/15/2049	112,664
2,519,000	Series 2016-P4-B	3.38%	07/10/2049	2,307,638
11,715,871	Series 2016-P4-XA	1.87%(b)(h)	07/10/2049	172,373
10,670,313	Series 2017-P7-XA	1.07%(b)(h)	04/14/2050	166,412

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	95

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	Citigroup/Deutsche Bank Commercial Mortgage Trust
15,808,281	Series 2016-C1-XA	1.35%(b)(h)	05/10/2049	94,043
40,727,541	Series 2017-CD3-XA	0.94%(b)(h)	02/10/2050	537,066
51,252,868	Series 2017-CD4-XA	1.22%(b)(h)	05/10/2050	968,490
	Commercial Mortgage Pass Through Certificates
1,721,713	Series 2013-CR12-XA	0.30%(b)(h)	10/10/2046	17
2,986,116	Series 2015-CR22-XA	0.60%(b)(h)	03/10/2048	30
27,679,644	Series 2015-CR25-XA	0.78%(b)(h)	08/10/2048	3,668
32,885,685	Series 2015-CR27-XA	0.89%(b)(h)	10/10/2048	32,205
921,656	Series 2015-DC1-XA	0.66%(b)(h)	02/10/2048	9
4,978,000	Series 2015-LC21-B	4.33%(b)	07/10/2048	4,919,506
26,727,998	Series 2015-LC21-XA	0.57%(b)(h)	07/10/2048	267
12,026,319	Series 2016-DC2-XA	0.91%(b)(h)	02/10/2049	39,432
11,396,000	Series 2018-HCLV-D (1 mo. Term SOFR + 2.47%, 2.18% Floor)	6.79%(a)	09/15/2033	2,397,371
	Computershare Corporate Trust
75,656	Series 2014-LC18-B	3.96%	12/15/2047	74,853
34,708,117	Series 2015-C30-XA	0.83%(b)(h)	09/15/2058	2,943
18,814,012	Series 2015-NXS2-XA	0.52%(b)(h)	07/15/2058	16,513
9,677,518	Series 2016-C33-XA	1.53%(b)(h)	03/15/2059	77,868
20,125,847	Series 2016-NXS6-XA	1.57%(b)(h)	11/15/2049	242,311
64,041,783	Series 2017-C38-XA	0.91%(b)(h)	07/15/2050	960,889
20,112,868	Series 2019-C52-XA	1.56%(b)(h)	08/15/2052	1,054,278
61,805,694	Series 2021-C59-XA	1.50%(b)(h)	04/15/2054	3,984,434
5,250,000	Series 2022-ONL-A	3.86%(a)	12/15/2039	4,975,038
	Credit Suisse Mortgage Capital Certificates
9,873,828	Series 2014-USA-X1	0.54%(a)(b)(h)	09/15/2037	25,367
1,300,000	Series 2017-PFHP-A (1 mo. Term SOFR + 1.00%, 0.95% Floor)	5.32%(a)	12/15/2030	1,291,835
	CSAIL Commercial Mortgage Trust
1,712,182	Series 2015-C1-XA	0.17%(b)(h)	04/15/2050	17
2,784,220	Series 2016-C6-XA	1.85%(b)(h)	01/15/2049	25,624
121,839,236	Series 2021-C20-XA	0.99%(b)(h)	03/15/2054	5,358,088
	Franklin BSP Realty Trust, Inc.
3,977,824	Series 2022-FL8-A (30 day avg SOFR US + 1.50%, 1.50% Floor)	5.85%(a)	02/15/2037	3,968,116
	FS Rialto
5,753,886	Series 2021-FL2-A (1 mo. Term SOFR + 1.33%, 1.33% Floor)	5.65%(a)	05/16/2038	5,753,150
	FS RIALTO
5,890,839	Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)	5.68%(a)	11/16/2036	5,913,272
	FS Rialto Issuer LLC
5,740,000	Series 2025-FL10-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.69%(a)	08/19/2042	5,749,833
	Granite Point Mortgage Trust, Inc.
2,322,213	Series 2021-FL3-A (1 mo. Term SOFR + 1.61%, 1.36% Floor)	5.93%(a)	07/16/2035	2,314,155
3,484,366	Series 2021-FL4-A (1 mo. Term SOFR + 1.46%, 1.35% Floor)	5.78%(a)	12/15/2036	3,468,554
	Great Wolf Trust
8,770,000	Series 2024-WOLF-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.86%(a)	03/15/2039	8,787,357
	Greystone Commercial Real Estate Notes
1,716,105	Series 2021-FL3-A (1 mo. Term SOFR + 1.13%, 1.02% Floor)	5.45%(a)	07/15/2039	1,717,931
10,700,000	Series 2021-FL3-C (1 mo. Term SOFR + 2.11%, 2.00% Floor)	6.43%(a)	07/15/2039	10,649,475
	GS Mortgage Securities Corp. II
309,843	Series 2014-GC24-XA	0.30%(b)(h)	09/10/2047	3
19,341,046	Series 2015-GC32-XA	0.69%(b)(h)	07/10/2048	193
8,198,250	Series 2015-GS1-XA	0.75%(b)(h)	11/10/2048	15,064
13,817,312	Series 2016-GS2-XA	1.72%(b)(h)	05/10/2049	130,013
23,819,863	Series 2016-GS3-XA	1.18%(b)(h)	10/10/2049	261,097
2,314,000	Series 2018-GS10-WLSD	4.58%(a)(b)	03/10/2033	203,437
2,893,000	Series 2018-GS10-WLSE	4.58%(a)(b)	03/10/2033	231,497
5,000,000	Series 2018-TWR-E (1 mo. Term SOFR + 2.40%, 2.10% Floor)	6.72%(a)	07/15/2031	525,000

Principal Amount $	Security Description	Rate	Maturity	Value $
5,000,000	Series 2018-TWR-F (1 mo. Term SOFR + 3.10%, 2.80% Floor)	7.42%(a)	07/15/2031	472,500
5,000,000	Series 2018-TWR-G (1 mo. Term SOFR + 4.22%, 3.93% Floor)	8.54%(a)	07/15/2031	420,840
	GSCG Trust
14,505,000	Series 2019-600C-E	3.85%(a)(b)	09/06/2034	610,594
	JP Morgan Chase Commercial Mortgage Securities
398,690	Series 2014-C20-B	4.40%(b)	07/15/2047	390,400
13,385,719	Series 2015-JP1-XA	0.88%(b)(h)	01/15/2049	35,587
30,156,329	Series 2016-JP4-XA	0.56%(b)(h)	12/15/2049	197,352
336,000	Series 2018-WPT-CFX	4.95%(a)	07/05/2033	257,796
4,216,000	Series 2019-UES-C	4.34%(a)	05/05/2032	3,991,565
4,314,000	Series 2019-UES-D	4.46%(a)(b)	05/05/2032	4,043,107
5,040,000	Series 2019-UES-E	4.46%(a)(b)	05/05/2032	4,664,409
5,287,000	Series 2019-UES-F	4.46%(a)(b)	05/05/2032	4,759,389
5,775,000	Series 2019-UES-G	4.46%(a)(b)	05/05/2032	4,989,150
6,153,490	Series 2022-NLP-A (1 mo. Term SOFR + 0.60%, 0.60% Floor)	4.92%(a)	04/15/2037	6,035,838
	JPMBB Commercial Mortgage Securities Trust
3,334,968	Series 2014-C25-XA	0.43%(b)(h)	11/15/2047	33
6,838,859	Series 2015-C29-XA	0.52%(b)(h)	05/15/2048	68
17,946,615	Series 2015-C30-XA	0.40%(b)(h)	07/15/2048	264
7,798,915	Series 2015-C31-XA	0.77%(b)(h)	08/15/2048	3,003
12,666,489	Series 2015-C32-XA	1.01%(b)(h)	11/15/2048	8,712
5,380,000	Series 2015-C33-AS	4.02%	12/15/2048	5,303,545
	KREF
4,443,006	Series 2021-FL2-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	5.50%(a)	02/15/2039	4,448,342
7,942,000	Series 2021-FL2-B (1 mo. Term SOFR + 1.76%, 1.65% Floor)	6.08%(a)	02/15/2039	7,957,574
7,587,945	Series 2022-FL3-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)	5.77%(a)	02/17/2039	7,595,093
	Ladder Capital Commercial Mortgage Securities LLC
6,367,000	Series 2021-FL3-AS (1 mo. Term SOFR + 1.91%, 1.91% Floor)	6.23%(a)	11/15/2038	6,375,895
2,400,000	Series 2021-FL3-B (1 mo. Term SOFR + 2.31%, 2.31% Floor)	6.63%(a)	11/15/2038	2,398,176
	LoanCore
4,820,267	Series 2021-CRE5-A (1 mo. Term SOFR + 1.41%, 1.41% Floor)	5.73%(a)	07/15/2036	4,826,943
4,618,205	Series 2021-CRE6-A (1 mo. Term SOFR + 1.41%, 1.30% Floor)	5.73%(a)	11/15/2038	4,635,126
6,246,957	Series 2022-CRE7-A (30 day avg SOFR US + 1.55%, 1.55% Floor)	5.90%(a)	01/17/2037	6,264,429
7,220,000	Series 2025-CRE8-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.70%(a)	08/17/2042	7,230,830
	LSTAR Commercial Mortgage Trust
5,892,606	Series 2016-4-XA	1.63%(a)(b)(h)	03/10/2049	29,227
58,914,153	Series 2017-5-X	0.84%(a)(b)(h)	03/10/2050	676,170
	Lument Finance Trust, Inc.
4,692,642	Series 2021-FL1-A (1 mo. Term SOFR + 1.28%, 1.28% Floor)	5.60%(a)	06/15/2039	4,711,310
	MF1 Multifamily Housing Mortgage Loan Trust
486,576	Series 2021-FL6-A (1 mo. Term SOFR + 1.21%, 1.10% Floor)	5.53%(a)	07/16/2036	485,836
3,242,820	Series 2022-FL8-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)	5.67%(a)	02/19/2037	3,245,547
12,550,000	Series 2022-FL8-AS (1 mo. Term SOFR + 1.75%, 1.75% Floor)	6.07%(a)	02/19/2037	12,545,900
6,753,092	Series 2022-FL9-A (1 mo. Term SOFR + 2.15%, 2.15% Floor)	6.47%(a)	06/19/2037	6,764,849
7,200,000	Series 2024-FL15-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	6.00%(a)	08/18/2041	7,226,237
7,220,000	Series 2025-FL17-A (1 mo. Term SOFR + 1.32%, 1.32% Floor)	5.63%(a)	02/18/2040	7,233,364
	MFT Trust
8,933,000	Series 2020-ABC-D	3.48%(a)(b)	02/10/2042	5,224,889

96	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Shiller Enhanced CAPE® (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Morgan Stanley ABS Capital I, Inc.
3,719,990	Series 2024-NSTB-A	3.90%(a)(b)	09/24/2057	3,599,492
	Morgan Stanley Bank of America Merrill Lynch Trust
9,169,042	Series 2012-CKSV-CK	4.17%(a)(b)	10/15/2030	5,953,593
7,513,000	Series 2015-C23-AS	4.00%(b)	07/15/2050	7,471,274
15,519,880	Series 2016-C28-XA-XA	1.13%(b)(h)	01/15/2049	79,923
22,960,000	Series 2025-5C1-XA	1.38%(b)(h)	03/15/2030	1,128,897
	Morgan Stanley Capital I, Inc.
711,000	Series 2019-NUGS-F (1 mo. Term SOFR + 2.96%, 4.34% Floor)	7.28%(a)	12/15/2036	10,859
13,327,000	Series 2019-PLND-E (1 mo. Term SOFR + 2.26%, 2.15% Floor)	6.58%(a)	05/15/2036	281,054
1,331,000	Series 2019-PLND-F (1 mo. Term SOFR + 2.91%, 2.80% Floor)	7.23%(a)	05/15/2036	9,402
	Natixis Commercial Mortgage Securities Trust
9,940,000	Series 2018-FL1-C (Prime Rate + 0.00%, 0.00% Floor)	7.50%(a)	06/15/2035	5,224,254
	NYC Commercial Mortgage Trust
4,990,000	Series 2025-3BP-A (1 mo. Term SOFR + 1.21%, 1.21% Floor)	5.53%(a)	02/15/2042	4,932,065
	OPG Trust
4,326,461	Series 2021-PORT-A (1 mo. Term SOFR + 0.60%, 0.48% Floor)	4.92%(a)	10/15/2036	4,301,032
	Ready Capital Corp.
6,541,071	Series 2021-FL7-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.63%(a)	11/25/2036	6,559,987
4,103,738	Series 2022-FL10-A (1 mo. Term SOFR + 2.55%, 2.55% Floor)	6.87%(a)	10/25/2039	4,125,636
	ROCK Trust
3,730,000	Series 2024-CNTR-A	5.39%(a)	11/13/2041	3,763,245
	SLG Office Trust
168,062,650	Series 2021-OVA-X	0.26%(a)(b)(h)	07/15/2041	2,139,706
	Starwood Property Trust, Inc.
459,000	Series 2019-FL1-C (1 mo. Term SOFR + 2.06%, 2.06% Floor)	6.38%(a)	07/15/2038	456,205
4,069,154	Series 2021-FL2-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.63%(a)	04/18/2038	4,068,665
	STWD Trust
812,000	Series 2021-FLWR-B (1 mo. Term SOFR + 1.04%, 0.93% Floor)	5.36%(a)	07/15/2036	806,813
	TPG Real Estate Finance Issuer Ltd.
11,227,830	Series 2022-FL5-A (1 mo. Term SOFR + 1.65%, 1.65% Floor)	5.97%(a)	02/15/2039	11,267,049
5,000,000	Series 2022-FL5-AS (1 mo. Term SOFR + 2.15%, 2.15% Floor)	6.47%(a)	02/15/2039	4,992,260
5,110,000	Series 2025-FL6-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.87%(a)	09/18/2042	5,108,743
	TTAN
223,792	Series 2021-MHC-B (1 mo. Term SOFR + 1.21%, 1.10% Floor)	5.53%(a)	03/15/2038	223,266
	UBS Commercial Mortgage Trust
63,082,648	Series 2018-C13-XA	0.77%(b)(h)	10/15/2051	1,344,991
	VEGAS Trust
3,698,000	Series 2024-TI-A	5.52%(a)	11/10/2039	3,725,892
	Wells Fargo Commercial Mortgage Trust
2,590,682	Series 2025-C64-A1	5.02%	02/15/2058	2,618,429
48,860,234	Series 2025-C64-XA	1.03%(b)(h)	02/15/2058	3,752,246
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $607,275,572)			462,114,350

Principal Amount $	Security Description	Rate	Maturity	Value $
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 11.3%
	ACE Securities Corp.
4,334,110	Series 2006-CW1-A2D (1 mo. Term SOFR + 0.63%, 0.52% Floor)	4.95%	07/25/2036	3,509,436
6,793,690	Series 2007-WM1-A2B (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.67%	11/25/2036	2,795,230
	Adjustable Rate Mortgage Trust
4,322,721	Series 2006-1-6A1 (1 mo. Term SOFR + 0.37%, 0.26% Floor)	4.69%	03/25/2036	2,545,875
	AJAX Mortgage Loan Trust
2,887,487	Series 2021-C-A	5.12%(a)(c)	01/25/2061	2,887,748
	American Home Mortgage Investment Trust
1,915,925	Series 2004-2-M1 (1 mo. Term SOFR + 1.01%, 0.90% Floor, 11.00% Cap)	5.33%	02/25/2044	1,793,511
	Angel Oak Mortgage Trust LLC
1,833,284	Series 2020-2-A1A	2.53%(a)(b)	01/26/2065	1,714,960
342,755	Series 2020-6-A3	1.78%(a)(b)	05/25/2065	313,731
6,489,848	Series 2021-7-A1	1.98%(a)(b)	10/25/2066	5,603,640
	Arroyo Mortgage Trust
708,884	Series 2019-1-A1	3.81%(a)(b)	01/25/2049	689,845
400,127	Series 2019-2-A2	3.50%(a)(b)	04/25/2049	385,524
3,064,609	Series 2019-3-A3	3.42%(a)(b)	10/25/2048	2,912,504
	Banc of America Funding Corp.
876,010	Series 2006-7-T2A1-T2A1	5.88%(b)	10/25/2036	790,992
8,850,875	Series 2015-R2-4A2 (1 mo. Term SOFR + 0.28%, 0.17% Floor)	5.50%(a)	09/29/2036	7,323,359
1,749,510	Series 2015-R2-9A2	3.93%(a)(i)	03/27/2036	1,583,511
	Banc of America Mortgage Securities, Inc.
845,379	Series 2005-I-2A5	4.89%(b)	10/25/2035	793,650
1,923,506	Series 2007-3-1A1	6.00%	09/25/2037	1,565,924
	BCAP LLC Trust
6,611,969	Series 2009-RR4-7A2	6.00%(a)(b)	03/26/2037	2,273,072
1,193,050	Series 2012-RR1-3A4	5.50%(a)(b)	10/26/2035	756,118
	BRAVO Residential Funding Trust
1,531,771	Series 2021-NQM2-A3	1.44%(a)(b)	03/25/2060	1,471,035
7,482,501	Series 2022-RPL1-A1	2.75%(a)(b)	09/25/2061	6,821,583
	Citigroup Mortgage Loan Trust, Inc.
1,136,394	Series 2020-EXP1-A1A	1.80%(a)(b)	05/25/2060	1,057,584
	Citimortgage Alternative Loan Trust
520,928	Series 2007-A5-1A10	5.75%	05/25/2037	479,027
	COLT Funding LLC
72,396	Series 2020-3-A3	2.38%(a)(b)	04/27/2065	70,537
2,493,330	Series 2021-1R-A1	0.86%(a)(b)	05/25/2065	2,237,413
4,075,691	Series 2021-5-A1	1.73%(a)(b)	11/26/2066	3,624,897
5,073,609	Series 2022-2-A1	2.99%(a)(c)	02/25/2067	4,770,756
	Countrywide Alternative Loan Trust
259,195	Series 2005-23CB-A15	5.50%	07/25/2035	211,353
876,332	Series 2005-28CB-1A6-1A6	5.50%	08/25/2035	751,861
3,633,400	Series 2005-49CB-A6	5.50%	11/25/2035	2,326,196
1,418,933	Series 2005-61-1A2 (1 mo. Term SOFR + 0.85%, 0.74% Floor)	5.17%	12/25/2035	1,276,255
6,608,182	Series 2005-62-1A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor)	5.03%	12/25/2035	5,057,528
7,148,993	Series 2006-16CB-A5	6.00%	06/25/2036	3,771,125
1,416,845	Series 2006-32CB-A21	5.50%	11/25/2036	765,934
2,255,846	Series 2006-34-A6	6.25%	11/25/2046	1,022,238
5,648,801	Series 2006-36T2-1A3	5.75%	12/25/2036	2,158,062
1,308,597	Series 2006-J4-2A9	6.00%	07/25/2036	759,620
1,444,847	Series 2006-J6-A5	6.00%	09/25/2036	669,300
1,491,267	Series 2006-OA12-A1B (1 mo. Term SOFR + 0.30%, 0.19% Floor)	4.62%	09/20/2046	1,526,047
3,331,688	Series 2006-OA21-A1 (1 mo. Term SOFR + 0.30%, 0.19% Floor)	4.62%	03/20/2047	2,848,918
10,764,351	Series 2007-12T1-A11	6.00%	06/25/2037	4,812,650
9,657,394	Series 2007-12T1-A5	6.00%	06/25/2037	4,317,739

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	97

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
275,964	Series 2007-15CB-A7	6.00%	07/25/2037	165,924
4,046,961	Series 2007-8CB-A1	5.50%	05/25/2037	2,074,996
10,573,861	Series 2007-9T1-1A6	6.00%	05/25/2037	5,154,070
	Countrywide Home Loan Mortgage Pass Through Trust
641,933	Series 2005-10-A2	5.50%	05/25/2035	529,771
9,166,929	Series 2006-20-1A18 (1 mo. Term SOFR + 0.76%, 0.65% Floor, 6.00% Cap)	5.08%	02/25/2037	3,383,845
1,550,939	Series 2006-21-A10	5.75%	02/25/2037	659,924
525,096	Series 2007-14-A15	6.50%	09/25/2037	292,579
	Credit Suisse First Boston Mortgage Securities Corp.
2,452	Series 2004-8-6A1	4.50%	11/25/2034	1,757
434,581	Series 2005-9-5A9	5.50%	10/25/2035	222,537
	Credit Suisse Management LLC
972,121	Series 2005-11-2A1	6.00%	12/25/2035	661,264
47,244	Series 2005-11-8A5	6.00%	12/25/2035	35,723
	Credit Suisse Mortgage Capital Certificates
8,452,376	Series 2009-8R-8A2	6.00%(a)(b)	03/26/2037	2,905,770
232,695	Series 2011-12R-3A5	6.44%(a)(b)	07/27/2036	230,969
15,711,310	Series 2022-NQM1-A1	2.27%(a)(b)	11/25/2066	14,035,381
	Cross Mortgage Trust
10,818,618	Series 2024-H5-A1	5.85%(a)(c)	08/26/2069	10,884,130
	DB US Financial Markets Holding Corp.
289,647	Series 2014-RS1-1A2	6.49%(a)(b)	07/27/2037	240,602
	Deutsche ALT-A Securities, Inc.
336,374	Series 2006-AB4-A1A	6.01%(b)	10/25/2036	291,912
6,347,673	Series 2006-AR4-A1 (1 mo. Term SOFR + 0.37%, 0.26% Floor)	4.69%	12/25/2036	2,197,915
4,212,075	Series 2006-AR4-A2 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 10.50% Cap)	4.81%	12/25/2036	1,345,692
182,146	Series 2007-OA2-A1 (12 Month US Treasury Average + 0.77%, 0.77% Floor)	5.41%	04/25/2047	162,504
	Fannie Mae Connecticut Avenue Securities
3,649,679	Series 2024-R01-1M1 (30 day avg SOFR US + 1.05%, 0.00% Floor)	5.39%(a)	01/25/2044	3,643,862
	Freddie Mac Structured Agency Credit Risk Debt Notes
6,941,117	Series 2024-DNA2-M1 (30 day avg SOFR US + 1.20%, 0.00% Floor)	5.54%(a)	05/25/2044	6,943,601
8,239,527	Series 2024-HQA2-M1 (30 day avg SOFR US + 1.20%, 0.00% Floor)	5.54%(a)	08/25/2044	8,227,076
3,696,333	Series 2025-DNA1-M1 (30 day avg SOFR US + 1.05%, 0.00% Floor)	5.39%(a)	01/25/2045	3,688,512
22,755,000	Series 2025-HQA1-A1 (30 day avg SOFR US + 0.95%, 0.00% Floor)	5.29%(a)	02/25/2045	22,698,213
	GCAT
2,222,255	Series 2020-NQM2-A1	2.56%(a)(c)	04/25/2065	2,125,032
6,039,364	Series 2021-NQM4-A3	1.56%(a)(b)	08/25/2066	5,068,552
	GSAA Trust
5,019,493	Series 2006-19-A3A (1 mo. Term SOFR + 0.59%, 0.48% Floor)	4.91%	12/25/2036	1,745,752
	GSR Mortgage Loan Trust
319,875	Series 2006-2F-3A4	6.00%	02/25/2036	141,818
	Harborview Mortgage Loan Trust
1,979,995	Series 2006-1-2A1A (1 mo. Term SOFR + 0.59%, 0.48% Floor)	4.91%	03/19/2036	1,812,929
	Impac Secured Assets CMN Owner Trust
644,135	Series 2006-5-1A1C (1 mo. Term SOFR + 0.65%, 0.54% Floor, 11.50% Cap)	4.97%	02/25/2037	584,303
	Indymac Index Mortgage Loan Trust
593,640	Series 2006-AR5-2A1	3.67%(b)	05/25/2036	574,574

Principal Amount $	Security Description	Rate	Maturity	Value $
	JP Morgan Alternative Loan Trust
32,244,121	Series 2005-S1-1A4	6.00%	12/25/2035	10,245,089
2,789,178	Series 2007-S1-A2 (1 mo. Term SOFR + 0.79%, 0.68% Floor, 11.50% Cap)	5.11%	04/25/2047	2,694,876
	JP Morgan Mortgage Acquisition Corp.
10,688,815	Series 2006-WMC2-A5 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.93%	07/25/2036	4,581,746
	JP Morgan Reremic
5,601,650	Series 2014-4-1C	0.00%(a)(b)	01/26/2036	1,565,657
	Legacy Mortgage Asset Trust
2,389,067	Series 2021-GS1-A1	5.89%(a)(c)	10/25/2066	2,389,831
	Lehman Mortgage Trust
182,391	Series 2006-1-1A3	5.50%	02/25/2036	86,082
	Lehman XS Trust
8,530,443	Series 2007-15N-3A1 (1 mo. Term SOFR + 0.36%, 0.25% Floor)	4.68%	08/25/2047	7,179,578
	Long Beach Mortgage Loan Trust
15,501,010	Series 2006-11-2A2 (1 mo. Term SOFR + 0.31%, 0.20% Floor)	4.63%	12/25/2036	5,339,118
9,349,165	Series 2006-2-2A3 (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.81%	03/25/2046	3,311,827
	Mastr Adjustable Rate Mortgages Trust
67,831	Series 2006-2-2A1	7.35%(b)	04/25/2036	32,525
1,201,692	Series 2006-OA2-4A1A (12 Month US Treasury Average + 0.85%, 0.85% Floor)	5.49%	12/25/2046	1,129,313
	Merrill Lynch Alternative Note Asset
330,598	Series 2007-F1-2A6	6.00%	03/25/2037	113,569
	Merrill Lynch Mortgage Investors, Inc.
1,162,950	Series 2006-AF1-AF2C	6.25%	08/25/2036	465,590
34,232,169	Series 2006-RM2-A1A (1 mo. Term SOFR + 0.48%, 0.37% Floor)	4.80%	05/25/2037	9,650,682
4,247,845	Series 2007-HE2-A2A (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.67%	02/25/2037	1,202,418
6,568,426	Series 2007-HE2-A2B (1 mo. Term SOFR + 0.53%, 0.42% Floor)	4.85%	02/25/2037	1,859,196
	MFRA Trust
3,943,488	Series 2021-NQM2-A3	1.47%(a)(b)	11/25/2064	3,455,792
	Morgan Stanley Mortgage Loan Trust
215,748	Series 2006-2-7A1	5.44%(b)	02/25/2036	121,899
	Nomura Resecuritization Trust
3,118,171	Series 2015-8R-4A4	4.34%(a)(b)	11/25/2047	2,627,704
	Onslow Bay Mortgage Loan Trust
372,509	Series 2020-EXP2-A3	2.50%(a)(b)	05/25/2060	316,376
2,714,426	Series 2021-NQM2-A3	1.56%(a)(b)	05/25/2061	2,247,451
5,473,424	Series 2022-NQM1-A1	2.31%(a)(b)	11/25/2061	4,859,816
8,345,230	Series 2024-NQM10-A1	6.18%(a)(c)	05/25/2064	8,424,423
8,085,003	Series 2024-NQM13-A1	5.12%(a)	06/25/2064	8,047,176
14,629,260	Series 2024-NQM16-A1	5.53%(a)(c)	10/25/2064	14,648,993
8,613,955	Series 2024-NQM18-A1	5.41%(a)(b)	10/25/2064	8,621,842
	Pretium Mortgage Credit Partners LLC
20,122,156	Series 2021-NPL3-A1	4.87%(a)(c)	07/25/2051	20,109,224
3,947,640	Series 2021-RN2-A1	4.74%(a)(c)	07/25/2051	3,932,814
	RALI Trust
438,795	Series 2006-QS12-2A3	6.00%	09/25/2036	346,230
1,082,730	Series 2007-QS4-3A4	6.00%	03/25/2037	918,747
1,348,265	Series 2007-QS4-3A9	6.00%	03/25/2037	1,144,037
973,296	Series 2007-QS8-A3 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	5.03%	06/25/2037	717,239
616,540	Series 2007-QS9-A33	6.50%	07/25/2037	504,385
	RASC Trust
3,809,375	Series 2004-KS7-A2A (1 mo. Term SOFR + 0.69%, 0.58% Floor)	5.01%	08/25/2034	3,711,366

98	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Shiller Enhanced CAPE® (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	RBSSP Resecuritization Trust
470,839	Series 2009-2-3A2 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.93%(a)	04/26/2035	435,561
	Residential Asset Securitization Trust
690,623	Series 2006-A2-A11	6.00%	01/25/2046	255,468
2,103,573	Series 2006-A6-1A4	6.00%	07/25/2036	533,963
	RESIDENTIAL MORTGAGE LOAN TRUST
4,050,276	Series 2019-2-M1	3.86%(a)(b)	05/25/2059	4,014,036
	RFMSI Trust
3,445,257	Series 2007-S1-A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	5.03%	01/25/2037	2,566,994
	Securitized Asset Backed Receivables LLC
5,621,111	Series 2006-WM3-A1 (1 mo. Term SOFR + 0.21%, 0.10% Floor)	4.53%	10/25/2036	1,866,767
	Soundview Home Equity Loan Trust
649,110	Series 2007-OPT3-2A3 (1 mo. Term SOFR + 0.29%, 0.18% Floor)	4.61%	08/25/2037	636,297
	Starwood Mortgage Residential Trust
8,000,000	Series 2020-2-M1E	3.00%(a)	04/25/2060	7,795,701
	Structured Adjustable Rate Mortgage Loan Trust
921,803	Series 2005-22-4A1	5.60%(b)	12/25/2035	854,949
	Velocity Commercial Capital Loan Trust
2,405,128	Series 2020-1-M2	2.98%(a)(b)	02/25/2050	1,779,593
2,158,631	Series 2021-1-M2	2.26%(a)(b)	05/25/2051	1,783,463
1,751,335	Series 2021-2-M2	2.20%(a)(b)	08/25/2051	1,400,823
10,323,696	Series 2024-5-A	5.49%(a)(b)	10/25/2054	10,250,302
	Vericrest Opportunity Loan Transferee
1,527,479	Series 2021-NP10-A1	4.99%(a)(c)	05/25/2051	1,528,170
3,191,525	Series 2021-NP11-A1	4.87%(a)(c)	08/25/2051	3,189,568
665,142	Series 2021-NPL1-A1	5.89%(a)(c)	02/27/2051	665,488
170,153	Series 2021-NPL2-A1	5.89%(a)(c)	02/27/2051	170,220
1,024,639	Series 2021-NPL5-A1	6.12%(a)(c)	03/27/2051	1,025,532
826,034	Series 2021-NPL6-A1	6.24%(a)(c)	04/25/2051	827,279
5,849,904	Series 2021-NPL8-A1	6.12%(a)(c)	04/25/2051	5,855,999
	Verus Securitization Trust
133,651	Series 2020-4-A3	3.32%(a)(c)	05/25/2065	131,099
13,096,670	Series 2021-7-A1	1.83%(a)(c)	10/25/2066	11,721,494
1,150,041	Series 2021-R1-A3	1.26%(a)(b)	10/25/2063	1,108,818
6,214,123	Series 2024-3-A1	6.34%(a)(c)	04/25/2069	6,297,105
	WAMU Asset-Backed Certificates
1,547,177	Series 2007-HE4-2A3 (1 mo. Term SOFR + 0.28%, 0.28% Floor)	4.60%	07/25/2047	891,593
	WaMu Mortgage Pass Through Certificates
1,885,736	Series 2005-AR4-A5	4.48%(b)	04/25/2035	1,830,032
9,226,093	Series 2006-AR18-1A1	3.85%(b)	01/25/2037	8,038,059
	Washington Mutual Alternative Mortgage Pass-Through Certificates
856,201	Series 2005-8-2CB3 (1 mo. Term SOFR + 0.52%, 0.41% Floor, 5.50% Cap)	4.84%	10/25/2035	806,552
	Washington Mutual Asset-Backed Certificates
5,992,511	Series 2006-HE5-2A2 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.34%	10/25/2036	2,085,007
2,200,737	Series 2006-HE5-2A3 (1 mo. Term SOFR + 0.57%, 0.46% Floor)	4.34%	10/25/2036	766,894
	Wells Fargo Alternative Loan Trust
432,536	Series 2007-PA5-1A1	6.25%	11/25/2037	385,080
	Wells Fargo Mortgage Backed Securities Trust
1,104,604	Series 2007-15-A1	6.00%	11/25/2037	1,064,460
4,639,885	Series 2007-AR6-A2	7.03%(b)	10/25/2037	4,522,003
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $509,767,992)			419,464,757

Principal Amount $	Security Description	Rate	Maturity	Value $
US CORPORATE BONDS - 10.8%
2,009,000	AbbVie, Inc.	4.88%	03/15/2030	2,038,469
795,000	AGCO Corp.	5.45%	03/21/2027	805,249
319,000	Agilent Technologies, Inc.	4.20%	09/09/2027	317,201
2,411,000	Aircastle Ltd. / Aircastle Ireland DAC	5.25%(a)	03/15/2030	2,403,882
571,000	Ally Financial, Inc. (SOFR + 3.26%)	6.99%	06/13/2029	595,768
426,000	Ally Financial, Inc. (SOFR + 2.82%)	6.85%	01/03/2030	445,108
893,000	Altria Group, Inc.	6.20%	11/01/2028	938,092
1,296,000	Amcor Flexibles North America, Inc.	4.80%(a)	03/17/2028	1,303,458
5,418,000	American Electric Power Co., Inc.	5.20%	01/15/2029	5,509,398
1,663,000	American Homes 4 Rent LP	4.25%	02/15/2028	1,646,174
1,317,000	American National Group, Inc.	5.75%	10/01/2029	1,328,519
8,809,000	American Tower Corp.	4.90%	03/15/2030	8,859,111
3,139,000	APA Corp.	4.25%(a)	01/15/2030	2,985,995
3,166,000	AppLovin Corp.	5.13%	12/01/2029	3,179,314
3,812,000	Ares Capital Corp.	3.88%	01/15/2026	3,780,643
3,597,000	Arrow Electronics, Inc.	5.15%	08/21/2029	3,616,326
4,408,000	Athene Global Funding (SOFR + 0.85%)	5.24%(a)	05/08/2026	4,418,256
4,137,000	Athene Global Funding	4.72%(a)	10/08/2029	4,083,761
2,666,000	Atlassian Corp.	5.25%	05/15/2029	2,715,132
591,000	Avery Dennison Corp.	4.88%	12/06/2028	595,037
687,000	Aviation Capital Group LLC	6.25%(a)	04/15/2028	711,488
504,000	Bank of America Corp. (SOFR + 1.75%)	4.83%	07/22/2026	504,260
1,948,000	Bank of America Corp. (3 mo. Term SOFR + 1.32%)	3.56%	04/23/2027	1,927,269
5,451,000	Bank of America Corp. (SOFR + 0.83%)	4.98%	01/24/2029	5,506,970
1,642,000	Boardwalk Pipelines LP	4.45%	07/15/2027	1,633,160
1,532,000	Broadcom, Inc.	3.15%	11/15/2025	1,519,156
1,486,000	Broadcom, Inc.	5.05%	07/12/2029	1,507,015
1,441,000	Broadcom, Inc.	4.35%	02/15/2030	1,420,349
916,000	Brown & Brown, Inc.	4.50%	03/15/2029	909,238
2,783,000	Bunge Ltd. Finance Corp.	4.20%	09/17/2029	2,736,378
8,565,000	Capital One Financial Corp. (SOFR + 2.16%)	4.99%	07/24/2026	8,567,726
2,645,000	Cardinal Health, Inc.	5.13%	02/15/2029	2,688,375
1,807,000	CenterPoint Energy, Inc.	5.40%	06/01/2029	1,847,182
1,506,000	Charles Schwab Corp. (SOFR + 1.05%)	5.46%	03/03/2027	1,520,413
882,000	Charter Communications Operating LLC / Charter Communications Operating Capital	6.15%	11/10/2026	900,159
2,564,000	Cheniere Energy Partners LP	4.50%	10/01/2029	2,494,890
3,474,000	Cheniere Energy, Inc.	4.63%	10/15/2028	3,438,087
2,905,000	Citigroup, Inc. (SOFR + 0.87%)	4.79%	03/04/2029	2,911,785
6,229,000	Citigroup, Inc. (SOFR + 1.34%)	4.54%	09/19/2030	6,146,618
290,000	Citizens Financial Group, Inc.	4.30%	12/03/2025	288,986
2,427,000	Citizens Financial Group, Inc. (SOFR + 2.01%)	5.84%	01/23/2030	2,493,599
890,000	CNA Financial Corp.	3.90%	05/01/2029	863,631
3,226,000	CNH Industrial Capital LLC	4.50%	10/08/2027	3,211,742
3,793,000	Corebridge Global Funding	5.75%(a)	07/02/2026	3,850,395
359,000	Coterra Energy, Inc.	3.90%	05/15/2027	353,496
232,000	Coterra Energy, Inc.	4.38%	03/15/2029	228,795
3,276,000	CRH SMW Finance DAC	5.13%	01/09/2030	3,315,950
1,792,000	CubeSmart LP	4.38%	02/15/2029	1,759,038
1,502,000	Darden Restaurants, Inc.	4.35%	10/15/2027	1,491,352
751,000	DCP Midstream Operating LP	5.13%	05/15/2029	756,316
5,643,000	Dell International LLC / EMC Corp.	4.35%	02/01/2030	5,518,819
655,000	Delta Air Lines, Inc.	7.38%	01/15/2026	666,869
180,000	Delta Air Lines, Inc. / SkyMiles IP Ltd.	4.75%(a)	10/20/2028	179,308
852,000	Devon Energy Corp.	5.25%	10/15/2027	854,444
481,000	DOC DR LLC	4.30%	03/15/2027	478,554
2,928,000	Dominion Energy, Inc.	5.00%	06/15/2030	2,943,588
3,136,000	DTE Energy Co.	5.20%	04/01/2030	3,177,358
3,325,000	Edwards Lifesciences Corp.	4.30%	06/15/2028	3,284,199
1,819,000	Eli Lilly & Co.	5.00%	02/27/2026	1,819,120
3,340,000	Energy Transfer LP	6.05%	12/01/2026	3,413,818
2,603,000	Energy Transfer LP	6.10%	12/01/2028	2,718,429
481,000	EPR Properties	4.95%	04/15/2028	476,531
364,000	EQT Corp.	3.90%	10/01/2027	357,584
585,000	EQT Corp.	7.00%	02/01/2030	631,098

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	99

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
3,302,000	Equifax, Inc.	4.80%	09/15/2029	3,307,305
3,650,000	Equinix, Inc.	1.25%	07/15/2025	3,613,341
1,163,000	Essential Utilities, Inc.	4.80%	08/15/2027	1,167,723
145,000	Essential Utilities, Inc.	3.57%	05/01/2029	138,508
1,708,000	Evergy Kansas Central, Inc.	4.70%	03/13/2028	1,714,460
580,000	Eversource Energy	4.75%	05/15/2026	580,381
1,705,000	Exelon Corp.	5.15%	03/15/2029	1,734,421
5,222,000	Extra Space Storage LP	5.50%	07/01/2030	5,356,614
3,370,000	Fifth Third Bank NA	3.85%	03/15/2026	3,342,483
1,056,000	FirstEnergy Transmission LLC	4.55%	01/15/2030	1,041,870
4,174,000	Fiserv, Inc.	4.75%	03/15/2030	4,165,846
1,862,000	Foundry JV Holdco LLC	5.90%(a)	01/25/2030	1,929,812
935,000	GA Global Funding Trust	5.50%(a)	01/08/2029	954,323
2,725,000	GATX Corp.	4.70%	04/01/2029	2,717,686
171,000	GATX Corp.	4.00%	06/30/2030	164,418
3,293,000	GE HealthCare Technologies, Inc.	4.80%	08/14/2029	3,304,072
1,683,000	General Mills, Inc.	4.00%	04/17/2025	1,682,340
3,044,000	Genuine Parts Co.	4.95%	08/15/2029	3,055,132
1,275,000	Global Payments, Inc.	5.30%	08/15/2029	1,294,953
2,446,000	Goldman Sachs Bank USA/New York NY (SOFR + 0.77%)	5.19%	03/18/2027	2,451,200
3,588,000	Hewlett Packard Enterprise Co.	4.55%	10/15/2029	3,550,082
2,963,000	Host Hotels & Resorts LP	3.38%	12/15/2029	2,754,819
200,000	HSBC USA, Inc. (SOFR + 0.96%)	5.37%	03/04/2027	201,228
945,000	Huntington Bancshares, Inc./OH (SOFR + 1.28%)	5.27%	01/15/2031	955,274
2,852,000	Hyatt Hotels Corp.	5.75%	01/30/2027	2,902,318
3,244,000	Hyundai Capital America	4.55%(a)	09/26/2029	3,175,622
1,913,000	Icon Investments Six DAC	5.81%	05/08/2027	1,953,540
2,223,000	Illumina, Inc.	4.65%	09/09/2026	2,221,655
275,000	ITC Holdings Corp.	4.95%(a)	09/22/2027	276,984
6,900,000	Jackson National Life Global Funding	4.60%(a)	10/01/2029	6,830,866
2,938,000	JPMorgan Chase & Co. (SOFR + 0.92%)	5.29%	04/22/2028	2,958,990
5,467,000	JPMorgan Chase & Co. (SOFR + 0.80%)	4.92%	01/24/2029	5,519,891
1,879,000	Kinder Morgan, Inc.	4.30%	06/01/2025	1,877,171
2,668,000	Kinder Morgan, Inc.	5.00%	02/01/2029	2,691,019
2,232,000	Kyndryl Holdings, Inc.	2.05%	10/15/2026	2,144,691
3,570,000	Laboratory Corp. of America Holdings	4.35%	04/01/2030	3,499,978
922,000	Lennar Corp.	5.25%	06/01/2026	925,065
1,632,000	LPL Holdings, Inc.	4.63%(a)	11/15/2027	1,619,278
1,422,000	M&T Bank Corp. (SOFR + 0.93%)	4.83%	01/16/2029	1,422,914
250,000	Manufacturers & Traders Trust Co.	4.65%	01/27/2026	249,931
3,306,000	Marriott International, Inc./MD	4.80%	03/15/2030	3,299,559
5,850,000	Mars, Inc.	4.80%(a)	03/01/2030	5,884,894
2,585,000	Marvell Technology, Inc.	5.75%	02/15/2029	2,664,874
5,229,000	MasTec, Inc.	4.50%(a)	08/15/2028	5,108,715
3,733,000	Merck Sharp & Dohme Corp.	5.95%	12/01/2028	3,938,648
2,703,000	Meritage Homes Corp.	5.13%	06/06/2027	2,728,749
333,000	Meritage Homes Corp.	3.88%(a)	04/15/2029	317,298
394,000	Microchip Technology, Inc.	4.25%	09/01/2025	393,540
589,000	Microchip Technology, Inc.	5.05%	03/15/2029	593,208
7,103,700	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.50%(a)	06/20/2027	7,138,759
154,000	Mohawk Industries, Inc.	5.85%	09/18/2028	159,623
2,677,000	MPLX LP	4.80%	02/15/2029	2,682,393
2,508,000	National Fuel Gas Co.	5.50%	03/15/2030	2,554,405
1,895,000	National Rural Utilities Cooperative Finance Corp.	4.75%	02/07/2028	1,914,110
2,674,000	National Securities Clearing Corp.	4.90%(a)	06/26/2029	2,717,206
345,000	New York Life Global Funding (SOFR + 0.48%)	4.89%(a)	06/09/2026	345,552
438,000	New York Life Global Funding	4.70%(a)	01/29/2029	440,571
5,030,000	NextEra Energy Capital Holdings, Inc.	5.05%	03/15/2030	5,097,573
3,405,000	NGPL PipeCo LLC	4.88%(a)	08/15/2027	3,400,085
1,452,000	NiSource, Inc.	5.25%	03/30/2028	1,477,580
1,155,000	NiSource, Inc.	5.20%	07/01/2029	1,176,653
1,756,000	Norfolk Southern Corp.	7.80%	05/15/2027	1,876,011
5,080,000	Occidental Petroleum Corp.	5.20%	08/01/2029	5,080,595
1,503,000	Omega Healthcare Investors, Inc.	4.75%	01/15/2028	1,499,948
2,435,000	ONEOK, Inc.	5.38%	06/01/2029	2,473,493

Principal Amount $	Security Description	Rate	Maturity	Value $
2,763,000	ONEOK, Inc.	4.40%	10/15/2029	2,714,958
3,295,000	Oracle Corp.	5.80%	11/10/2025	3,320,627
1,605,000	O'Reilly Automotive, Inc.	5.75%	11/20/2026	1,634,942
319,000	Pacific Life Global Funding II (SOFR + 0.62%)	5.03%(a)	06/04/2026	319,950
1,751,000	PayPal Holdings, Inc.	4.45%	03/06/2028	1,758,088
5,280,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.	5.25%(a)	02/01/2030	5,345,740
1,891,000	PNC Financial Services Group, Inc. (SOFR + 1.32%)	5.81%	06/12/2026	1,894,095
2,518,000	Public Service Enterprise Group, Inc.	5.85%	11/15/2027	2,601,659
2,852,000	Public Service Enterprise Group, Inc.	5.88%	10/15/2028	2,967,521
3,283,000	Quanta Services, Inc.	4.75%	08/09/2027	3,289,790
3,516,000	Quest Diagnostics, Inc.	4.20%	06/30/2029	3,460,924
2,963,000	Republic Services, Inc.	4.75%	07/15/2030	2,978,692
264,000	RGA Global Funding	6.00%(a)	11/21/2028	276,407
191,000	Ryder System, Inc.	5.25%	06/01/2028	194,405
765,000	Ryder System, Inc.	4.95%	09/01/2029	770,146
3,263,000	Santander Holdings USA, Inc. (SOFR + 1.61%)	5.47%	03/20/2029	3,282,547
1,302,000	Sherwin-Williams Co.	4.55%	03/01/2028	1,304,287
3,313,000	Solventum Corp.	5.45%	02/25/2027	3,361,712
1,635,000	Sonoco Products Co.	4.45%	09/01/2026	1,630,256
1,618,000	Southern Co.	5.15%	10/06/2025	1,623,969
1,358,000	Sun Communities Operating LP	2.30%	11/01/2028	1,253,634
2,714,000	Sysco Corp.	5.10%	09/23/2030	2,755,838
3,267,000	Take-Two Interactive Software, Inc.	4.95%	03/28/2028	3,299,267
1,591,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.50%	07/15/2027	1,597,930
4,296,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.88%	01/15/2029	4,394,289
4,385,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.50%	03/01/2030	4,427,012
1,325,000	The Campbell's Co.	5.20%	03/19/2027	1,342,287
510,000	Toll Brothers Finance Corp.	4.88%	03/15/2027	510,309
4,516,000	Truist Financial Corp. (SOFR + 2.45%)	7.16%	10/30/2029	4,863,852
1,292,000	Uber Technologies, Inc.	6.25%(a)	01/15/2028	1,301,991
359,000	US Bancorp (SOFR + 1.43%)	5.73%	10/21/2026	361,134
1,682,000	Veralto Corp.	5.50%	09/18/2026	1,703,066
1,499,000	Veralto Corp.	5.35%	09/18/2028	1,535,560
3,486,000	VICI Properties LP / VICI Note Co., Inc.	4.25%(a)	12/01/2026	3,450,261
5,275,000	Wells Fargo & Co. (SOFR + 1.07%)	5.44%	04/22/2028	5,315,662
2,560,000	Wells Fargo & Co. (SOFR + 1.79%)	6.30%	10/23/2029	2,692,555
3,371,000	Welltower OP LLC	4.00%	06/01/2025	3,369,726
391,000	Western Midstream Operating LP	6.35%	01/15/2029	408,400
3,210,000	Western Midstream Operating LP	4.05%	02/01/2030	3,064,983
3,306,000	Williams Cos., Inc.	4.80%	11/15/2029	3,316,050
722,000	Xcel Energy, Inc.	4.00%	06/15/2028	708,193
2,022,000	Zimmer Biomet Holdings, Inc.	4.70%	02/19/2027	2,028,847
3,150,000	Zimmer Biomet Holdings, Inc.	5.05%	02/19/2030	3,184,122
	Total US Corporate Bonds (Cost $401,458,124)			403,616,359

US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 4.2%
	Federal Home Loan Mortgage Corp.
4,293,382	Pool SD5219	6.00%	04/01/2054	4,405,969
2,994,567	Pool SD6815	6.00%	04/01/2054	3,047,754
5,264,469	Pool SL0223	5.50%	02/01/2055	5,293,698
5,000,000	Pool SL0536	5.50%	02/01/2055	5,020,805
1,959,395	Series 3072-FB (30 day avg SOFR US + 0.66%, 0.55% Floor, 7.00% Cap)	5.01%	11/15/2035	1,953,567
202,255	Series 3417-SM (-1 x 30 day avg SOFR US + 6.17%, 0.00% Floor, 6.28% Cap)	1.82%(h)(j)	02/15/2038	19,849
4,448,986	Series 4248-FT (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	4.96%	09/15/2043	4,397,245

100	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Shiller Enhanced CAPE® (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
3,517,826	Series 4631-FA (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	4.96%	11/15/2046	3,466,984
1,654,891	Series 4917-FE (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap)	4.90%	10/25/2049	1,624,683
5,585,469	Series 4990-FN (30 day avg SOFR US + 0.46%, 0.35% Floor, 6.50% Cap)	4.80%	05/25/2050	5,397,152
4,523,546	Series 5475-FG (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.50% Cap)	5.49%	11/25/2054	4,515,567
4,503,185	Series 5480-FD (30 day avg SOFR US + 1.35%, 1.35% Floor, 6.50% Cap)	5.69%	03/25/2054	4,513,525
5,000,000	Series 5524-AF (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.55%	04/25/2055	5,005,192
	Federal National Mortgage Association
735,824	Pool AL2987 (1 yr. RFUCCT + 1.62%, 1.62% Floor, 7.31% Cap)	7.01%	11/01/2042	761,895
483,229	Pool BM3520 (1 yr. RFUCCT + 1.56%, 1.56% Floor, 6.97% Cap)	6.79%	05/01/2045	501,528
5,260,591	Pool CB9973	5.50%	02/01/2055	5,303,411
4,954,835	Pool CB9999	6.00%	02/01/2055	5,126,401
4,287,890	Pool FS6084	6.00%	10/01/2053	4,396,615
5,255,798	Pool FS7622	5.50%	04/01/2054	5,306,118
124,890	Pool MA1200	3.00%	10/01/2032	119,185
3,883,832	Pool MA5086	5.00%	07/01/2043	3,885,875
3,798,614	Pool MA5112	5.00%	08/01/2043	3,790,093
1,799,829	Series 2014-10-KF (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap)	4.90%	03/25/2044	1,777,353
1,528,967	Series 2016-8-FA (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap)	4.90%	03/25/2046	1,504,601
5,528,506	Series 2019-25-SB (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	1.60%(h)(j)	06/25/2049	584,560
4,395,657	Series 2019-43-FD (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	4.85%	08/25/2049	4,316,909
2,576,219	Series 2019-49-FB (30 day avg SOFR US + 0.59%, 0.48% Floor, 6.50% Cap)	4.93%	09/25/2049	2,512,481
3,512,681	Series 2020-34-F (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap)	4.90%	06/25/2050	3,413,591
19,353,713	Series 2020-M49-1A1	1.26%(b)	11/25/2030	17,850,911
2,667,131	Series 2023-M4-A1	3.77%(b)	09/25/2032	2,627,640
4,104,309	Series 2024-82-FH (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.50% Cap)	5.49%	11/25/2054	4,098,046
2,090,020	Series 2024-90-FA (30 day avg SOFR US + 1.50%, 1.50% Floor, 6.50% Cap)	5.84%	12/25/2054	2,111,492
3,423,473	Series 2024-93-FL (30 day avg SOFR US + 1.45%, 1.45% Floor, 6.50% Cap)	5.79%	12/25/2054	3,453,276
5,300,000	Series 2025-15-FQ (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.54%	04/25/2055	5,299,086
5,000,000	Series 2025-26-FK (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.54%	06/25/2054	5,007,215
5,300,000	Series 2025-28-FM (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.50% Cap)	5.60%	04/25/2055	5,308,558
	FREMF Mortgage Trust
2,433,468	Series 2016-KF18-B (30 day avg SOFR US + 5.61%, 5.50% Floor)	9.97%(a)	05/25/2026	2,420,745
124,762,277	Series 2017-K67-X2B	0.10%(a)(h)	09/25/2049	260,965
2,481,119	Series 2017-KF30-B (30 day avg SOFR US + 3.36%, 3.25% Floor)	7.72%(a)	03/25/2027	2,455,115

Principal Amount $	Security Description	Rate	Maturity	Value $
845,940	Series 2018-KF44-B (30 day avg SOFR US + 2.26%, 2.15% Floor)	6.62%(a)	04/25/2025	845,443
878,676	Series 2019-KF69-B (30 day avg SOFR US + 2.41%, 2.30% Floor)	6.77%(a)	08/25/2029	845,496
	Government National Mortgage Association
4,484,025	Series 2015-161-GF (1 mo. Term SOFR + 0.41%, 0.30% Floor, 6.50% Cap)	4.73%	11/20/2045	4,385,008
1,797,077	Series 2016-121-JF (1 mo. Term SOFR + 0.51%, 0.40% Floor, 6.50% Cap)	4.83%	09/20/2046	1,762,310
2,522,877	Series 2022-183-B	5.00%	04/20/2047	2,569,205
2,561,115	Series 2024-25-AF (30 day avg SOFR US + 0.51%, 0.51% Floor, 6.50% Cap)	4.87%	02/20/2049	2,430,319
	Total US Government and Agency Mortgage Backed Obligations (Cost $157,810,458)			155,693,436

US GOVERNMENT AND AGENCY OBLIGATIONS - 29.0%
151,450,000	United States Treasury Note/Bond	0.38%	12/31/2025	147,318,112
130,500,000	United States Treasury Note/Bond	0.38%	01/31/2026	126,540,283
136,700,000	United States Treasury Note/Bond	0.75%	03/31/2026	132,337,442
51,800,000	United States Treasury Note/Bond	0.75%	05/31/2026	49,887,852
80,400,000	United States Treasury Note/Bond	0.63%	07/31/2026	76,935,890
93,100,000	United States Treasury Note/Bond	0.88%	09/30/2026	88,974,142
61,350,000	United States Treasury Note/Bond	0.63%	03/31/2027	57,521,617
49,700,000	United States Treasury Note/Bond	0.50%	06/30/2027	46,113,252
210,000,000	United States Treasury Note/Bond	0.75%(k)	01/31/2028	192,515,039
190,000,000	United States Treasury Note/Bond	0.88%	11/15/2030	160,383,007
	Total US Government and Agency Obligations (Cost $1,076,912,670)			1,078,526,636

Shares
COMMON STOCKS - 0.0%(l)
9,129	Flame Aggregator - Series R(e)(m)		46,010
907	Flame Aggregator - Series U(e)(m)		4,571
	Total Common Stocks (Cost $20,581)		50,581

SHORT TERM INVESTMENTS - 4.2%
52,055,446	First American Government Obligations Fund - U	4.29%(n)	52,055,446
52,055,446	JPMorgan US Government Money Market Fund - IM	4.31%(n)	52,055,446
52,055,446	MSILF Government Portfolio - Institutional	4.27%(n)	52,055,446
	Total Short Term Investments (Cost $156,166,338)		156,166,338
	Total Investments - 98.5% (Cost $3,902,063,355)		3,663,665,932
	Other Assets in Excess of Liabilities - 1.5%		56,689,845
	NET ASSETS - 100.0%		$3,720,355,777

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	101

March 31, 2025

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	29.0%
Collateralized Loan Obligations	12.8%
Non-Agency Commercial Mortgage Backed Obligations	12.4%
Non-Agency Residential Collateralized Mortgage Obligations	11.3%
US Corporate Bonds	10.8%
Asset Backed Obligations	7.5%
Short Term Investments	4.2%
US Government and Agency Mortgage Backed Obligations	4.2%
Foreign Corporate Bonds	4.0%
Bank Loans	1.9%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.4%
Common Stocks	0.0%(l)
Other Assets and Liabilities	1.5%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	29.0%
Collateralized Loan Obligations	12.8%
Non-Agency Commercial Mortgage Backed Obligations	12.4%
Non-Agency Residential Collateralized Mortgage Obligations	11.3%
Asset Backed Obligations	7.5%
Short Term Investments	4.2%
US Government and Agency Mortgage Backed Obligations	4.2%
Banking	3.1%
Energy	1.8%
Utilities	1.4%
Technology	1.2%
Healthcare	0.9%
Transportation	0.8%
Finance	0.8%
Insurance	0.7%
Hotels/Motels/Inns and Casinos	0.6%
Real Estate	0.5%
Media	0.5%
Food Products	0.5%
Construction	0.4%
Mining	0.4%
Aerospace & Defense	0.4%
Telecommunications	0.3%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.3%
Chemicals/Plastics	0.3%
Industrial Equipment	0.2%
Automotive	0.2%
Retailers (other than Food/Drug)	0.2%
Pharmaceuticals	0.2%
Consumer Products	0.2%
Electronics/Electric	0.2%
Containers and Glass Products	0.2%
Beverage and Tobacco	0.2%
Business Equipment and Services	0.1%
Diversified Manufacturing	0.1%
Commercial Services	0.1%
Environmental Control	0.1%
Building and Development (including Steel/Metals)	0.1%
IT Services	0.1%
Food Service	0.0%(l)
Conglomerates	0.0%(l)
Pulp & Paper	0.0%(l)
Chemical Products	0.0%(l)
Financials	0.0%(l)
Other Assets and Liabilities	1.5%
Net Assets	100.0%

102	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Shiller Enhanced CAPE® (Cont.)
(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of March 31, 2025, the value of these securities total $1,526,931,826 or 41.0% of the Fund's net assets.
(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(c)
Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(d)
Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(e)
Value determined using significant unobservable inputs.
(f)
Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(g)
Perpetual maturity. The date disclosed is the next call date of the security.
(h)
Interest only security
(i)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(j)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(k)
All or a portion of security has been pledged as collateral.
(l)
Represents less than 0.05% of net assets.
(m)
Non-income producing security.
(n)
Seven-day yield as of period end.
CMT
Constant Maturity Treasury Rate
LIBOR
London Interbank Offered Rate
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	103

March 31, 2025
Swap Agreements
Excess Return Swaps

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Securities, Inc.	Long	0.38%	Termination	04/23/2025	$66,000,000	$6,804,402	$ —	$6,804,402
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	05/08/2025	60,000,000	6,108,003	—	6,108,003
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	05/16/2025	86,000,000	5,839,734	—	5,839,734
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	08/28/2025	100,000,000	5,540,724	—	5,540,724
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Securities, Inc.	Long	0.38%	Termination	06/25/2025	82,000,000	5,392,254	—	5,392,254
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	04/30/2025	60,000,000	5,287,296	—	5,287,296
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	05/28/2025	84,000,000	5,116,402	—	5,116,402
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	06/06/2025	65,000,000	5,088,942	—	5,088,942
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	04/02/2025	93,000,000	5,063,428	—	5,063,428
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Securities, Inc.	Long	0.38%	Termination	04/09/2025	91,000,000	5,026,674	—	5,026,674
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Securities, Inc.	Long	0.38%	Termination	08/20/2025	83,000,000	4,735,297	—	4,735,297
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	07/09/2025	80,000,000	4,390,277	—	4,390,277
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	06/18/2025	60,000,000	4,375,766	—	4,375,766
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	07/31/2025	72,000,000	4,348,936	—	4,348,936
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Securities, Inc.	Long	0.38%	Termination	08/06/2025	83,000,000	3,630,898	—	3,630,898
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	06/12/2025	55,000,000	3,595,430	—	3,595,430
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	08/15/2025	43,000,000	2,996,022	—	2,996,022
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	07/23/2025	98,000,000	2,385,701	—	2,385,701
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	09/05/2025	71,000,000	2,324,748	—	2,324,748
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	07/18/2025	55,000,000	2,267,379	—	2,267,379
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	09/26/2025	70,000,000	1,551,281	—	1,551,281
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	09/11/2025	52,000,000	1,248,384	—	1,248,384
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Morgan Stanley	Long	0.36%	Termination	02/04/2026	70,000,000	1,127,619	—	1,127,619
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	11/06/2025	80,000,000	1,051,773	—	1,051,773
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	10/16/2025	79,000,000	895,458	—	895,458
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	10/10/2025	85,000,000	886,043	—	886,043
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	09/19/2025	36,000,000	836,499	—	836,499
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	10/03/2025	85,000,000	745,674	—	745,674
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	01/15/2026	110,000,000	673,394	—	673,394
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	01/21/2026	100,000,000	609,930	—	609,930

104	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Shiller Enhanced CAPE® (Cont.)

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	04/10/2026	$50,000,000	$462,340	$—	$462,340
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Morgan Stanley	Long	0.36%	Termination	01/09/2026	60,000,000	432,601	—	432,601
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Securities, Inc.	Long	0.38%	Termination	10/29/2025	75,000,000	343,711	—	343,711
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	03/25/2026	70,000,000	331,692	—	331,692
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	11/20/2025	65,000,000	(137,661)	—	(137,661)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	10/24/2025	60,000,000	(150,225)	—	(150,225)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Securities, Inc.	Long	0.38%	Termination	04/22/2026	55,000,000	(453,809)	—	(453,809)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	12/24/2025	85,000,000	(627,152)	—	(627,152)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	11/14/2025	45,000,000	(1,366,675)	—	(1,366,675)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	02/12/2026	73,000,000	(1,585,852)	—	(1,585,852)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Morgan Stanley	Long	0.36%	Termination	04/03/2026	70,000,000	(1,874,203)	—	(1,874,203)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Morgan Stanley	Long	0.36%	Termination	03/04/2026	80,000,000	(2,290,432)	—	(2,290,432)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	02/19/2026	70,000,000	(2,429,770)	—	(2,429,770)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Securities, Inc.	Long	0.38%	Termination	12/03/2025	93,000,000	(3,632,212)	—	(3,632,212)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Securities, Inc.	Long	0.38%	Termination	03/18/2026	95,000,000	(4,129,579)	—	(4,129,579)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	03/11/2026	93,000,000	(4,306,420)	—	(4,306,420)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Securities, Inc.	Long	0.38%	Termination	01/28/2026	100,000,000	(5,055,118)	—	(5,055,118)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	12/12/2025	89,000,000	(5,104,773)	—	(5,104,773)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Securities, Inc.	Long	0.38%	Termination	12/31/2025	90,000,000	(5,287,096)	—	(5,287,096)
							$63,083,735	$ —	$63,083,735

(1)
Shiller Barclays CAPE® US Sector II ER USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of March 31, 2025, is available on the Barclays Capital, Inc. website at https://indices.cib.barclays/IM/12/en/indices/details.app;ticker=BXIICS2E.

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	105

Schedule of Investments DoubleLine Flexible Income Fund	March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
ASSET BACKED OBLIGATIONS - 6.5%
	Affirm, Inc.
2,250,000	Series 2024-X2-D	6.08%(a)	12/17/2029	2,250,417
	Apollo Aviation Securitization Equity Trust
935,761	Series 2022-1A-A	6.00%(a)	05/16/2047	938,519
1,936,135	Series 2024-1A-B	6.90%(a)	05/16/2049	2,020,818
2,413,697	Series 2024-2A-B	6.61%(a)	09/16/2049	2,478,866
2,981,397	Series 2025-1A-B	6.58%(a)	02/16/2050	3,009,580
	Arivo Acceptance Auto Loan Receivables Trust
513,000	Series 2021-1A-C	3.77%(a)	03/15/2027	512,580
	Blue Stream Communications LLC
1,000,000	Series 2024-1A-B	6.04%(a)	11/20/2054	1,010,765
1,000,000	Series 2024-1A-C	8.71%(a)	11/20/2054	1,041,859
	Bojangles Issuer LLC
1,000,000	Series 2024-1A-A2	6.58%(a)	11/20/2054	1,006,451
	Business Jet Securities LLC
1,807,512	Series 2024-2A-C	7.97%(a)	09/15/2039	1,825,522
	CAI International, Inc.
616,250	Series 2020-1A-B	3.50%(a)	09/25/2045	584,488
	Castlelake Aircraft Securitization Trust
2,468,915	Series 2018-1-B	5.30%(a)	06/15/2043	2,304,658
1,986,903	Series 2025-1A-A	5.78%(a)	02/15/2050	2,000,993
	Cloud Capital Holdco LP
1,850,000	Series 2024-2A-A2	5.92%(a)	11/22/2049	1,870,085
	Cologix Data Centers US Issuer LLC
2,250,000	Series 2021-1A-A2	3.30%(a)	12/26/2051	2,155,371
	Compass Datacenters LLC
1,500,000	Series 2024-1A-B	7.00%(a)	02/25/2049	1,530,073
500,000	Series 2024-2A-B2	6.00%(a)	08/25/2049	498,936
2,500,000	Series 2025-1A-A3	5.85%(a)	02/25/2050	2,533,586
	Diamond Resorts Owner Trust
431,857	Series 2021-1A-D	3.83%(a)	11/21/2033	425,127
	DigitalBridge Group, Inc.
2,000,000	Series 2023-1A-B	5.75%(a)	09/15/2048	1,988,702
	Dividend Solar Loans LLC
871,627	Series 2018-1-B	4.29%(a)	07/20/2038	793,955
596,837	Series 2018-2-B	4.25%(a)	12/20/2038	541,483
	European Wax Center, Inc.
1,945,000	Series 2022-1A-A2	5.50%(a)	03/15/2052	1,911,869
	ExteNet LLC
1,500,000	Series 2024-1A-C	9.05%(a)	07/25/2054	1,571,122
	Falko Regional Aircraft Ltd.
3,062,592	Series 2021-1A-A	5.75%	04/15/2041	3,009,906
	GreenSky Home Improvement Issuer Trust
600,000	Series 2024-2-D	6.43%(a)	10/27/2059	607,707
	Jersey Mike’s Funding
1,850,539	Series 2019-1A-A2	4.43%(a)	02/15/2050	1,831,588
	JOL Air Ltd.
761,489	Series 2019-1-B	4.95%(a)	04/15/2044	752,593
	Lendingpoint Asset Securitization Trust
793,040	Series 2022-C-B	7.46%(a)	02/15/2030	793,435
	Loanpal Solar Loan Ltd.
937,270	Series 2021-1GS-C	3.50%(a)	01/20/2048	685,089
	Luminace Issuer LLC
722,886	Series 2024-1-A	5.87%(a)	10/30/2031	718,865
	Lunar Structured Aircraft Portfolio Notes
2,374,373	Series 2021-1-C	5.68%(a)	10/15/2046	2,294,254
	MAPS Ltd.
64,977	Series 2021-1A-C	5.44%(a)	06/15/2046	62,869
	Mariner Finance Issuance Trust
2,250,000	Series 2024-BA-A	4.91%(a)	11/20/2038	2,267,660
	Marlette Funding Trust
750,000	Series 2022-1A-D	3.39%(a)	04/15/2032	727,857
2,500,000	Series 2022-3A-C	6.89%(a)	11/15/2032	2,515,730

Principal Amount $	Security Description	Rate	Maturity	Value $
	Mosaic Solar Loans LLC
112,460	Series 2018-1A-C	0.00%(a)(b)	06/22/2043	111,034
2,429,609	Series 2025-1A-A	6.12%(a)	08/22/2050	2,455,565
	Pagaya AI Debt Selection Trust
1,813,426	Series 2021-3-C	3.27%(a)	05/15/2029	1,749,929
1,350,000	Series 2021-5-CERT	0.00%(a)(c)(d)	08/15/2029	47,760
768,007	Series 2024-1-A	6.66%(a)	07/15/2031	775,693
	Subway Funding LLC
997,500	Series 2024-3A-A23	5.91%(a)	07/30/2054	987,441
	Switch ABS Issuer LLC
1,500,000	Series 2024-1A-B	6.50%(a)	03/25/2054	1,506,666
1,000,000	Series 2024-2A-C	10.03%(a)	06/25/2054	1,040,425
	Tesla Sustainable Energy Trust
1,500,000	Series 2024-1A-C	6.25%(a)	06/21/2050	1,502,210
	Uniti Group, Inc.
2,500,000	Series 2025-1A-B	6.37%(a)	04/20/2055	2,544,382
	Upstart Pass-Through Trust Series
394,712	Series 2021-ST3-A	2.00%(a)	05/20/2027	391,365
	Upstart Securitization Trust
661,633	Series 2021-3-C	3.28%(a)	07/20/2031	653,274
3,276,164	Series 2021-4-C	3.19%(a)	09/20/2031	3,218,999
2,850,000	Series 2024-1-B	6.24%(a)	11/20/2034	2,866,210
	Vivant Solar Financing V Parent LLC
4,225,228	Series 2018-1A-A	4.73%(a)	04/30/2048	3,989,743
	Willis Lease Finance Corp.
926,784	Series 2018-A-A	4.75%(a)(e)	09/15/2043	918,348
	Zayo Group LLC
1,600,000	Series 2025-1A-C	8.66%(a)	03/20/2055	1,621,655
	Total Asset Backed Obligations (Cost $79,404,188)			79,454,077

BANK LOANS - 11.2%
	1261229 BC Ltd.
325,000	Senior Secured Term Loan (1 mo. Term SOFR + 6.25%)	10.57%	09/25/2030	313,219
	AAdvantage Loyalty IP Ltd.
146,250	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.54%	04/20/2028	144,753
	ABG Intermediate Holdings 2 LLC
54,288	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.57%	12/21/2028	53,788
640,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.57%	03/05/2032	633,734
	Access CIG LLC
318,007	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.54%	08/18/2028	318,494
	Acrisure LLC
2,161,382	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	11/06/2030	2,151,732
	Acuris Finance US, Inc.
256,467	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	8.05%	02/16/2028	256,427
	ADMI Corp.
1,109,302	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.86%, 0.50% Floor)	8.19%	12/23/2027	1,102,374
271,563	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.75%, 0.00% Floor)	10.07%	12/23/2027	273,090
	AI Aqua Merger Sub, Inc.
2,908,252	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	7.32%	07/31/2028	2,885,204

106	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	Air Canada
173,250	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.00% Floor)	6.34%	03/21/2031	171,571
	AlixPartners LLP
284,284	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.61%, 0.50% Floor)	6.94%	02/04/2028	284,461
	Alliant Holdings Intermediate LLC
409,828	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	09/19/2031	407,779
	Allied Universal Holdco LLC
860,035	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.85%, 0.50% Floor)	8.17%	05/15/2028	860,104
	Allspring Buyer LLC
613,661	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.31%	11/01/2030	613,818
	Alpha Generation LLC
407,950	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	09/30/2031	408,588
	Alterra Mountain Co.
335,280	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	08/17/2028	335,280
188,342	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	05/31/2030	188,813
	Altice France SA
389,610	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.50%, 0.00% Floor)	9.80%	08/31/2028	350,210
	Amentum Holdings, Inc.
468,825	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.57%	09/29/2031	454,322
	AmWINS Group, Inc.
508,725	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.75% Floor)	6.57%	01/21/2032	505,268
	APi Group DE, Inc.
185,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.07%	01/03/2029	184,608
	Apple Bidco LLC
1,756,847	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	6.82%	09/23/2031	1,746,139
	Applied Systems, Inc.
125,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 4.50%, 0.00% Floor)	8.83%	02/23/2032	128,003
	Apro LLC
353,225	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	8.05%	07/09/2031	352,565
	Arches Buyer, Inc.
134,648	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.35%, 0.50% Floor)	7.67%	12/06/2027	131,998
	Ardonagh Group Finco Pty Ltd.
11,272	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	02/18/2031	11,146
202,434	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	02/18/2031	200,157
4,142	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	02/18/2031	4,095
38,019	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	02/18/2031	37,591

Principal Amount $	Security Description	Rate	Maturity	Value $
17,786	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	02/18/2031	17,586
30,436	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	02/18/2031	30,093
204,519	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	02/18/2031	202,218
84,818	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	02/18/2031	83,864
	Arsenal AIC Parent LLC
114,438	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	08/19/2030	113,809
	Ascend Learning LLC
714,810	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	12/11/2028	707,151
67,340	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.85%, 0.50% Floor)	10.17%	12/10/2029	67,239
	Aspire Bakeries Holdings LLC
393,015	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.57%	12/23/2030	394,489
	AssuredPartners, Inc.
2,609,670	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	7.82%	02/14/2031	2,615,672
	Asurion LLC
259,691	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.36%, 0.00% Floor)	7.69%	07/30/2027	257,987
295,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.36%, 0.00% Floor)	9.69%	02/03/2028	280,250
271,388	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.35%, 0.00% Floor)	8.67%	08/21/2028	269,304
165,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.36%, 0.00% Floor)	9.69%	01/22/2029	153,424
142,446	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.57%	09/19/2030	140,833
	AthenaHealth Group, Inc.
2,124,622	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	7.32%	02/15/2029	2,103,376
	Aveanna Healthcare LLC
1,045,622	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.85%, 0.50% Floor)	8.16%	07/17/2028	1,027,982
118,610	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 7.15%, 0.50% Floor)	11.46%	12/10/2029	113,510
	Bally’s Corp.
345,078	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.50% Floor)	7.80%	10/02/2028	308,167
	Bausch + Lomb Corp.
2,434,387	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.35%, 0.50% Floor)	7.67%	05/10/2027	2,428,885
182,225	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	8.32%	09/29/2028	181,998
	BCP Renaissance Parent LLC
267,799	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.30%	10/31/2028	267,714
	BCP VI Summit Holdings LP
525,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	7.82%	01/30/2032	525,546

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	107

Schedule of Investments DoubleLine Flexible Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	BCPE Empire Holdings, Inc.
1,090,032	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	7.57%	12/26/2030	1,076,407
	Belron Finance LLC
407,950	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.50% Floor)	7.05%	10/16/2031	407,760
	BMC Software, Inc.
1,630,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.29%	07/30/2031	1,603,936
	Boost Newco Borrower LLC
428,925	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.00% Floor)	6.30%	01/31/2031	426,647
	Boxer Parent Co., Inc.
215,533	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 5.75%, 0.00% Floor)	10.04%	07/30/2032	208,529
	Brand Industrial Services, Inc.
544,430	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.50% Floor)	8.79%	08/01/2030	516,451
	Brazos Delaware II LLC
44,663	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	7.31%	02/11/2030	44,754
	BroadStreet Partners, Inc.
371,047	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	06/16/2031	368,297
36,264	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	06/16/2031	35,995
	Brown Group Holding LLC
123,353	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	6.82%	07/01/2031	122,810
342,020	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	6.82%	07/01/2031	340,512
	Caesars Entertainment, Inc.
361,350	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.50% Floor)	6.56%	02/06/2031	359,543
	Camelot US Acquisition LLC
12,490	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	01/31/2031	12,336
589,008	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	01/31/2031	581,766
136,599	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	01/31/2031	134,920
	Carnival Corp.
42,747	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.75% Floor)	6.32%	08/09/2027	42,736
434,679	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.75% Floor)	6.32%	10/18/2028	434,951
	Castle US Holding Corp.
130,430	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.01%, 0.00% Floor)	8.32%	01/29/2027	80,999
	Cengage Learning, Inc.
134,971	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 1.00% Floor)	7.82%	03/24/2031	134,062
78,419	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 1.00% Floor)	7.82%	03/24/2031	77,892

Principal Amount $	Security Description	Rate	Maturity	Value $
	Central Parent LLC
264,480	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.55%	07/06/2029	227,783
	Chariot Buyer LLC
827,247	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.35%, 0.50% Floor)	7.67%	11/03/2028	820,546
	Charter Next Generation, Inc.
206,937	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.75% Floor)	7.31%	12/02/2030	206,895
	CHG Healthcare Services, Inc.
1,953,514	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.50% Floor)	7.31%	09/29/2028	1,953,142
4,935	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.50% Floor)	7.31%	09/29/2028	4,934
	CHG PPC Parent LLC
701,070	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.11%, 0.50% Floor)	7.44%	12/08/2028	701,070
	Clarios Global LP
512,428	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	6.82%	05/06/2030	506,279
2,045,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	01/28/2032	2,017,730
	Clearwater Analytics LLC
105,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	6.56%	04/21/2032	104,738
	Cloud Software Group, Inc.
407,950	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	8.05%	03/24/2031	404,527
1,025	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.05%	03/24/2031	1,016
	ClubCorp Holdings, Inc.
12,754	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.26%, 0.00% Floor)	9.30%	09/18/2026	12,793
311,499	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.26%, 0.00% Floor)	9.30%	09/18/2026	312,440
	Clydesdale Acquisition Holdings, Inc.
313,773	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.18%, 0.50% Floor)	7.50%	04/13/2029	312,775
240,790	Senior Secured Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	7.57%	03/29/2032	239,737
	CMG Media Corp.
109,071	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.60%, 0.00% Floor)	7.90%	06/18/2029	102,705
	CNT Holdings I Corp.
339,025	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.75% Floor)	6.80%	11/08/2032	337,355
	Cogentrix Finance Holdco I LLC
155,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	02/26/2032	154,613
	Columbus McKinnon Corp./NY
17,894	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.50% Floor)	6.80%	05/15/2028	17,871
	CommScope LLC
427,940	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.25%, 2.00% Floor)	9.57%	12/17/2029	426,780
0	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.25%, 2.00% Floor)	9.57%	12/17/2029	—

108	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	Compass Power Generation LLC
481,820	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 1.00% Floor)	8.07%	04/16/2029	483,176
	Construction Partners, Inc.
478,800	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	6.83%	11/03/2031	476,806
	CoreLogic, Inc.
525,686	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.61%, 0.50% Floor)	7.94%	06/02/2028	516,926
	Cornerstone Building Brands, Inc.
380,874	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	7.67%	04/12/2028	322,314
49,750	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.50%, 0.50% Floor)	8.82%	05/15/2031	41,310
	Cornerstone Generation LLC
670,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.25%)	7.57%	10/28/2031	670,838
	Cornerstone OnDemand, Inc.
236,038	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.01%, 0.50% Floor)	8.19%	10/16/2028	205,648
	Corpay Technologies Operating Co. LLC
870,942	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.07%	04/28/2028	869,649
	Cotiviti, Inc.
629,599	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	04/30/2031	617,007
530,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.75%)	7.07%	03/29/2032	518,738
	CPI Holdco B LLC
134,325	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.32%	05/19/2031	133,178
240,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.57%	05/19/2031	238,651
	CPPIB OVM Member US LLC
239,100	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	08/20/2031	237,854
	CQP Holdco LP
358,202	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.50% Floor)	6.30%	12/31/2030	357,677
	Creative Artists Agency LLC
49,875	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	10/01/2031	49,793
	Crosby US Acquisition Corp.
168,130	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	7.82%	08/16/2029	168,468
	Cross Financial Corp.
247,465	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.57%	10/31/2031	247,775
	Crown Equipment Corp.
480,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	6.82%	10/10/2031	479,299
	Crown Finance US, Inc.
408,975	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	9.57%	12/02/2031	407,331
	CSC Holdings LLC
315,026	Senior Secured First Lien Term Loan (Prime Rate + 1.50%, 0.00% Floor)	6.92%	04/15/2027	296,855

Principal Amount $	Security Description	Rate	Maturity	Value $
	Cube A&D Buyer, Inc.
515,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	7.79%	10/20/2031	512,211
	Curium Bidco Sarl
220,844	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	7.80%	07/31/2029	220,844
148,024	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	7.80%	07/31/2029	148,023
65,771	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	7.80%	07/31/2029	65,771
	Cyborg Oldco DC Holdings, Inc.
102,725	Senior Secured Term Loan (1 mo. Term SOFR + 3.00%)	8.33%(d)(f)	05/01/2026	565
	Dexko Global, Inc.
419,457	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.19%	10/04/2028	391,870
	DG Investment Intermediate Holdings 2, Inc.
787,570	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.86%, 0.75% Floor)	8.19%	03/31/2028	784,944
45,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 6.86%, 0.75% Floor)	11.19%	03/29/2029	44,747
	Directv Financing LLC
49,894	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.26%, 0.75% Floor)	9.55%	08/02/2027	50,026
211,384	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.51%, 0.75% Floor)	9.80%	08/02/2029	208,688
	Dun & Bradstreet Corp.
235,954	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.57%	01/18/2029	235,659
	Dynasty Acquisition Co., Inc.
107,467	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%)	6.32%	10/31/2031	107,296
281,827	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.32%	10/31/2031	281,379
	EAB Global, Inc.
430,650	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	7.32%	08/16/2030	418,269
	Eagle Parent Corp.
1,045,408	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.55%	04/02/2029	997,246
100,153	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.55%	04/02/2029	95,539
100,153	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.55%	04/02/2029	95,539
	Ecovyst Catalyst Technologies LLC
251,890	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.00% Floor)	6.29%	06/12/2031	248,322
653,047	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.00% Floor)	6.29%	06/12/2031	643,797
	Edelman Financial Engines Center LLC
729,747	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	04/07/2028	728,532
190,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	9.57%	10/06/2028	190,617
	Edgewater Generation LLC
282,453	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%)	7.32%	08/01/2030	282,704

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	109

Schedule of Investments DoubleLine Flexible Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	EG America LLC
588,847	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.00% Floor)	8.56%	02/07/2028	589,848
	Eisner Advisory Group LLC
360,774	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	8.32%	02/28/2031	360,918
	Element Materials Technology Group US Holdings, Inc.
388,792	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	8.05%	06/25/2029	388,670
	Ellucian Holdings, Inc.
418,679	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	10/29/2029	418,493
30,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 4.75%, 0.00% Floor)	9.07%	11/22/2032	30,481
	Emrld Borrower LP
383,075	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	6.80%	08/04/2031	380,031
	EOC Borrower LLC
410,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	03/24/2032	409,746
	Everi Holdings, Inc.
126,113	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.61%, 0.50% Floor)	6.94%	08/03/2028	126,307
	Fertitta Entertainment LLC/NV
2,636,372	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	7.82%	01/29/2029	2,599,594
	FinThrive Software Intermediate Holdings, Inc.
24,476	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	8.32%	12/17/2028	23,808
40,895	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.11%, 0.50% Floor)	8.44%	12/17/2028	35,234
	First Advantage Holdings LLC
786,023	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.57%	10/31/2031	782,462
	Focus Financial Partners LLC
1,301,850	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	09/15/2031	1,290,836
	Fortrea Holdings, Inc.
15,332	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.07%	07/01/2030	14,489
	Freeport LNG Investments LLLP
649,361	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.54%	12/21/2028	642,595
	Frontier Communications Holdings LLC
403,988	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%)	6.79%	07/01/2031	404,115
	Gainwell Acquisition Corp.
760,523	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.10%, 0.75% Floor)	8.40%	10/01/2027	715,378
	Garda World Security Corp.
785,310	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	02/01/2029	783,512
	GBT US III LLC
279,300	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	6.80%	07/28/2031	278,315

Principal Amount $	Security Description	Rate	Maturity	Value $
	Gen Digital, Inc.
635,000	Senior Secured Term Loan (1 mo. Term SOFR + 1.75%)	6.06%	02/13/2032	629,761
	GFL ES US LLC
800,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	6.82%	03/03/2032	794,000
	GIP II Blue Holding LP
354	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 1.00% Floor)	8.07%	09/29/2028	334
	GIP Pilot Acquisition Partners LP
153,973	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.00% Floor)	6.30%	10/04/2030	153,565
	Gogo Intermediate Holdings LLC
379,496	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.86%, 0.75% Floor)	8.19%	04/28/2028	356,220
	Golden State Foods LLC
328,358	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.56%	12/04/2031	329,829
	Graham Packaging Co., Inc.
456,756	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	6.82%	08/04/2027	456,755
	Grant Thornton Advisors Holdings LLC
389,736	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%)	7.07%	05/30/2031	388,214
	Gray Media, Inc.
379,025	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.44%	12/01/2028	348,269
	Great Outdoors Group LLC
1,165,785	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.75% Floor)	7.57%	01/23/2032	1,164,765
	Hamilton Projects Acquiror LLC
91,390	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%)	7.32%	05/30/2031	91,426
	Hanesbrands, Inc.
365,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	03/08/2032	365,000
	Helios Software Holdings, Inc.
329,165	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	7.80%	07/18/2030	329,817
	Hexion Holdings Corp.
713,092	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	8.32%	03/15/2029	694,883
	Hightower Holding LLC
1,310,146	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.29%	02/17/2032	1,302,783
	Hilcorp Energy I LP
530,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.32%	02/11/2030	529,918
	HomeServe USA Holding Corp.
183,150	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.32%	10/21/2030	181,645
	HUB International Ltd.
937,650	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.75% Floor)	6.79%	06/20/2030	934,790

110	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	Hunter Douglas, Inc.
498,017	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.55%	01/19/2032	477,349
	iHeartCommunications, Inc.
159,600	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.78%, 0.00% Floor)	10.36%	05/01/2029	130,140
	INEOS US Finance LLC
1,392,208	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.57%	02/19/2030	1,341,086
48,590	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	02/07/2031	46,574
60,586	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	02/07/2031	58,072
	INEOS US Petrochem LLC
475,200	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.35%, 0.00% Floor)	8.67%	03/29/2029	457,380
325,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	8.57%	10/07/2031	305,500
	ION Trading Technologies Sarl
131,012	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	7.80%	04/03/2028	130,071
	Iron Mountain Information Management LLC
434,500	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.32%	01/31/2031	432,736
	Kaman Corp.
404,353	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	02/26/2032	399,467
404,353	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	02/26/2032	399,467
	Kaseya, Inc.
415,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.57%	03/22/2032	414,224
	Kenan Advantage Group, Inc.
361,630	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.57%	01/25/2029	360,650
	Klockner Pentaplast of America, Inc.
221,910	Senior Secured First Lien Term Loan (6 mo. SOFR US + 4.98%, 0.50% Floor)	9.23%	02/09/2026	202,862
	Kronos Acquisition Holdings, Inc.
387,334	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.00% Floor)	8.29%	07/08/2031	334,075
	LBM Acquisition LLC
827,864	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.85%, 0.75% Floor)	8.17%	06/06/2031	766,602
	LC Ahab US Bidco LLC
607,661	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	05/01/2031	603,863
	Life Time, Inc.
334,163	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	6.80%	11/05/2031	333,787
	LifePoint Health, Inc.
790,397	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	8.05%	05/19/2031	768,329
	Light & Wonder International, Inc.
229,742	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.50% Floor)	6.57%	04/16/2029	229,472

Principal Amount $	Security Description	Rate	Maturity	Value $
	Lightning Power LLC
343,275	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.00% Floor)	6.55%	08/18/2031	341,796
	Lumen Technologies, Inc.
288,533	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.35%, 2.00% Floor)	6.79%	04/16/2029	278,030
	Lummus Technology Holdings V LLC
448,024	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%)	7.32%	12/31/2029	447,464
	Madison IAQ Incremental T/L B
355,000	Senior Secured Term Loan	7.57%(g)	03/29/2032	352,116
	Madison IAQ LLC
555,780	Senior Secured First Lien Term Loan (6 mo. SOFR US + 2.50%, 0.50% Floor)	6.76%	06/21/2028	550,325
	Madison Safety & Flow LLC
234,488	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	09/26/2031	234,377
	McAfee Corp.
506,994	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	7.32%	03/01/2029	485,193
	Medline Borrower LP
578,889	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.50% Floor)	6.57%	10/23/2028	578,446
	MH Sub I LLC
508,725	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.50% Floor)	8.57%	12/31/2031	468,734
	Michaels Cos., Inc.
132,390	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.75% Floor)	8.81%	04/17/2028	98,677
	Mister Car Wash Holdings, Inc.
78,850	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	6.79%	03/27/2031	78,653
	Mitchell International, Inc.
712,223	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	7.57%	06/17/2031	704,759
215,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	9.57%	06/17/2032	209,894
	MITER Brands Acquisition Holdco, Inc.
89,325	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	03/28/2031	87,936
	Motion Finco Sarl
266,231	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	7.80%	11/30/2029	256,414
	MX Holdings US, Inc.
160,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.25%)	6.56%	02/19/2032	159,700
	Natgasoline LLC
250,000	Senior Secured Term Loan (1 mo. Term SOFR + 5.50%)	9.82%	03/25/2030	244,063
	NEP Group, Inc.
648,517	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.36%, 1.50% PIK, 0.00% Floor)	7.82%	08/19/2026	605,067
51,894	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.36%, 1.50% PIK, 0.00% Floor)	7.82%	08/19/2026	48,417

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	111

Schedule of Investments DoubleLine Flexible Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Newfold Digital Holdings Group, Inc.
196,556	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.93%, 0.75% Floor)	7.93%	02/10/2028	133,237
	Nouryon Finance BV
277,577	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.55%	04/03/2028	277,345
74,618	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.55%	04/03/2028	74,555
	Novelis Holdings, Inc.
800,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.00% Floor)	6.29%	03/11/2032	800,168
	OneDigital Borrower LLC
674,900	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	7.32%	07/02/2031	671,397
142,326	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.50% Floor)	9.57%	07/02/2032	142,504
	Ontario Gaming GTA LP
424,643	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.55%	08/01/2030	418,910
	Opal LLC
1,625,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.25%)	7.57%	03/31/2032	1,616,875
	Oryx Midstream Services Permian Basin LLC
624,684	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.50% Floor)	6.57%	10/05/2028	624,922
	Ovg Business Services LLC
323,375	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	06/25/2031	322,567
	Pacific Dental Services, Inc.
88,689	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	03/17/2031	88,343
352,096	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	03/17/2031	350,721
	Pactiv Evergreen Group Holdings, Inc.
61,773	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	6.82%	09/25/2028	61,750
49,003	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	6.82%	09/25/2028	48,985
241,722	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	6.82%	09/25/2028	241,629
	Par Petroleum LLC
83,301	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	8.04%	02/28/2030	81,999
	Penn Entertainment, Inc.
386,122	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	6.82%	05/03/2029	386,340
	Peraton Corp.
542,114	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.85%, 0.75% Floor)	8.17%	02/01/2028	483,710
	Perrigo Investments LLC
178,402	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.32%	04/20/2029	178,402
	PetSmart LLC
711,719	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.85%, 0.75% Floor)	8.17%	02/14/2028	702,078

Principal Amount $	Security Description	Rate	Maturity	Value $
	Phoenix Newco, Inc.
802,674	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	6.82%	11/15/2028	801,824
	Playa Resorts Holding BV
322,919	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	7.07%	01/05/2029	322,901
	PointClickCare Technologies, Inc.
583,538	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.55%	11/03/2031	582,811
	Polar US Borrower LLC
65,691	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.85%, 0.75% PIK, 0.00% Floor)	9.92%	10/16/2028	36,896
208	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.85%, 0.75% PIK, 0.00% Floor)	9.92%	10/16/2028	117
124	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.85%, 0.75% PIK, 0.00% Floor)	9.92%	10/16/2028	70
65,285	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.85%, 0.75% PIK, 0.00% Floor)	9.92%	10/16/2028	36,668
	Polaris Newco LLC
803,172	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.86%, 0.50% Floor)	8.56%	06/05/2028	770,748
	Pregis TopCo LLC
511,423	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	8.32%	07/31/2026	512,246
	Pretium PKG Holdings, Inc.
74,054	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 1.00% PIK, 1.00% Floor)	9.31%	10/02/2028	74,818
2,230	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 1.00% PIK, 1.00% Floor)	9.31%	10/02/2028	2,253
65,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 7.01%, 0.50% Floor)	11.31%	10/01/2029	15,202
	Primo Brands Corp.
1,136,040	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.50% Floor)	6.55%	03/31/2028	1,132,763
	Proofpoint, Inc.
1,702,574	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	7.32%	08/31/2028	1,699,118
	Quikrete Holdings, Inc.
152,285	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.57%	03/19/2029	151,036
69,301	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.57%	04/14/2031	68,628
510,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.57%	02/10/2032	504,915
	Radiology Partners, Inc.
20,422	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.76%, 1.50% PIK, 0.00% Floor)	8.09%	01/31/2029	19,736
779,534	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%,1.50% PIK, 0.00% Floor)	8.09%	01/31/2029	753,345

112	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	RealPage, Inc.
294,238	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.11%, 0.50% Floor)	7.56%	04/24/2028	290,726
190,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	8.05%	04/24/2028	190,356
	Reynolds Consumer Products LLC
430,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.07%	03/04/2032	431,210
	Sabre GLBL, Inc.
153,248	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.61%, 0.50% Floor)	7.94%	12/17/2027	148,076
138,280	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.61%, 0.50% Floor)	7.94%	12/17/2027	133,613
217,245	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.00%)	10.42%	11/15/2029	213,262
94,622	Senior Secured First Lien Term Loan (1 mo. SOFR US + 6.10%, 0.00% Floor)	10.42%	11/15/2029	92,256
	Savor Acquisition, Inc.
397,500	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.57%	02/19/2032	397,600
	Scientific Games Holdings LP
258,700	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.50% Floor)	7.30%	04/04/2029	257,514
	Sedgwick Claims Management Services, Inc.
502,475	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.31%	07/31/2031	501,415
	Select Medical Corp.
314,213	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.32%	12/03/2031	314,212
	Signia Aerospace LLC
292,846	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	12/11/2031	291,748
357,923	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.32%	12/11/2031	356,581
	Six Flags Entertainment Corp.
138,950	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.32%	05/01/2031	138,655
	Solenis Holdings Ltd.
601,979	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.50% Floor)	7.30%	06/23/2031	593,512
	Somnigroup International, Inc.
823,363	Senior Secured First Lien Term Loan (Daily US Secured Overnight Financing Rate + 2.50%, 0.00% Floor)	6.81%	10/24/2031	823,791
827,500	Senior Secured First Lien Term Loan (Daily US Secured Overnight Financing Rate + 2.50%, 0.00% Floor)	6.81%	10/24/2031	827,930
	Sotera Health Holdings LLC
641,775	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.55%	05/30/2031	641,374
	Southern Veterinary Partners LLC
715,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.57%	12/04/2031	713,852

Principal Amount $	Security Description	Rate	Maturity	Value $
	Spin Holdco, Inc.
151,309	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.26%, 0.75% Floor)	8.56%	03/06/2028	128,519
	SS&C Technologies, Inc.
272,427	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.32%	05/09/2031	272,495
	Staples, Inc.
218,900	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.75%, 0.50% Floor)	10.04%	09/10/2029	195,040
	Starwood Property Mortgage LLC
98,227	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.57%	01/02/2030	98,043
	Station Casinos LLC
143,550	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.32%	03/14/2031	142,967
	StubHub Holdco Sub LLC
784,757	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.00% Floor)	9.07%	03/15/2030	782,795
	SWF Holdings I Corp.
197,945	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.11%, 1.00% Floor)	8.44%	10/06/2028	163,414
	Tamko Building Products LLC
91,250	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	09/20/2030	90,946
90,338	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	09/20/2030	90,036
91,250	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	09/20/2030	90,946
91,250	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.00% Floor)	7.07%	09/20/2030	90,946
	Team Health Holdings, Inc.
406,091	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.25%, 1.00% Floor)	9.54%	03/02/2027	396,355
	Tecta America Corp.
520,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%)	7.32%	02/18/2032	516,815
	Thunder Generation Funding LLC
846	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.00% Floor)	7.30%	10/03/2031	847
486,704	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.00% Floor)	7.30%	10/03/2031	487,237
	Tiger Acquisition LLC
710,698	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	7.07%	06/01/2028	709,366
	Titan Acquisition Ltd./Canada
973,931	Senior Secured First Lien Term Loan (6 mo. SOFR US + 4.50%, 0.00% Floor)	8.78%	02/15/2029	970,990
	TK Elevator US Newco, Inc.
225,194	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.50%, 0.50% Floor)	7.74%	04/30/2030	224,871
392,033	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.50%, 0.50% Floor)	7.74%	04/30/2030	391,470
	Townsquare Media, Inc.
150,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%)	9.32%	02/19/2030	141,375

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	113

Schedule of Investments DoubleLine Flexible Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Trans Union LLC
178,650	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.07%	06/24/2031	178,315
	TransDigm, Inc.
651,726	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	6.80%	02/28/2031	648,875
442,775	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	6.83%	01/20/2032	440,988
	Travelport Finance Luxembourg Sarl
45,510	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.69%, 1.00% Floor)	11.30%	09/29/2028	41,235
116,210	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.69%, 1.00% Floor)	11.30%	09/29/2028	105,295
	Traverse Midstream Partners LLC
86,168	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.50% Floor)	7.29%	02/16/2028	86,240
	TricorBraun Holdings, Inc.
391,690	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.36%, 0.50% Floor)	7.69%	03/03/2028	388,717
	Trident TPI Holdings, Inc.
496,801	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.50% Floor)	8.05%	09/18/2028	480,966
	UFC Holdings LLC
384,038	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.00% Floor)	6.58%	11/21/2031	383,502
	UKG, Inc.
2,619,727	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.30%	02/10/2031	2,617,121
	United Airlines, Inc.
361,400	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.00% Floor)	6.30%	02/24/2031	361,076
	United Natural Foods, Inc.
188,575	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	9.06%	05/01/2031	191,286
	United Talent Agency LLC
138,600	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	8.07%	07/07/2028	139,120
	Univision Communications, Inc.
399,078	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.55%	06/25/2029	388,435
	Upbound Group, Inc.
128,726	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.50% Floor)	7.04%	02/17/2028	128,585
	Vantage Specialty Chemicals, Inc.
720,337	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.50% Floor)	9.07%	10/26/2026	697,074
	Veritiv Operating Co.
159,599	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	8.31%	11/29/2030	158,945
	Vestis Corp.
120,531	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.00% Floor)	6.58%	02/24/2031	120,268

Principal Amount $	Security Description	Rate	Maturity	Value $
	Victra Holdings LLC
361,386	Senior Secured First Lien (1 mo. Term SOFR US + 4.25%, 0.00% Floor)	8.57%	03/29/2029	361,162
	Virgin Media Bristol LLC
500,000	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.28%, 0.00% Floor)	7.72%	03/31/2031	482,132
	Vizient, Inc.
318,098	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.50% Floor)	6.07%	08/01/2031	318,462
	VT Topco, Inc.
103,693	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.50% Floor)	7.30%	08/09/2030	103,758
	Wand NewCo 3, Inc.
1,112,225	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.07%	01/30/2031	1,097,354
	WaterBridge Midstream Operating LLC
1,264,957	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.00% Floor)	9.05%	06/27/2029	1,256,981
	WaterBridge NDB Operating LLC
263,675	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.00% Floor)	8.31%	05/10/2029	264,871
	WEC US Holdings, Inc.
462,675	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	6.57%	01/27/2031	459,004
	WestJet Loyalty LP
880,838	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.55%	02/14/2031	850,229
	Whatabrands LLC
1,005,842	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	6.82%	08/03/2028	1,002,739
	White Cap Supply Holdings LLC
872,813	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.57%	10/31/2029	848,343
	WhiteWater DBR HoldCo LLC
169,151	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.00% Floor)	6.55%	03/03/2031	168,798
	Wyndham Hotels & Resorts, Inc.
530,988	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.07%	05/28/2030	531,699
	Zayo Group Holdings, Inc.
266,026	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.11%, 0.00% Floor)	7.44%	03/09/2027	248,261
400,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%)	8.57%	03/09/2027	376,528
	Zelis Payments Buyer, Inc.
478,800	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	7.57%	11/26/2031	478,201
	Ziggo Financing Partnership
235,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.61%, 0.00% Floor)	6.93%	04/28/2028	229,499
	Total Bank Loans (Cost $137,994,280)			136,687,666

114	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
COLLATERALIZED LOAN OBLIGATIONS - 15.2%
	Aimco CDO
1,000,000	Series 2024-21A-D1 (3 mo. Term SOFR + 3.15%, 3.15% Floor)	7.44%(a)	04/18/2037	1,002,093
	Bain Capital Credit CLO
1,250,000	Series 2021-7A-DR (3 mo. Term SOFR + 2.90%, 2.90% Floor)	7.21%(a)	01/22/2035	1,240,491
1,000,000	Series 2025-1A-D1 (3 mo. Term SOFR + 2.50%, 2.50% Floor)	6.80%(a)	04/23/2038	1,003,123
	Blackstone, Inc.
1,500,000	Series 2018-1A-D (3 mo. Term SOFR + 2.76%, 0.00% Floor)	7.06%(a)	04/15/2031	1,502,756
	BlueMountain CLO Ltd.
3,770,000	Series 2013-2A-DR (3 mo. Term SOFR + 3.16%, 0.00% Floor)	7.45%(a)	10/22/2030	3,774,390
1,000,000	Series 2016-3A-DR (3 mo. Term SOFR + 3.36%, 3.10% Floor)	7.68%(a)	11/15/2030	999,337
1,000,000	Series 2017-2A-C (3 mo. Term SOFR + 3.26%, 0.00% Floor)	7.55%(a)	10/20/2030	996,850
2,500,000	Series 2018-23A-D1R (3 mo. Term SOFR + 3.85%, 3.85% Floor)	8.14%(a)	07/20/2037	2,509,644
	Canyon Capital CLO Ltd.
1,000,000	Series 2012-1RA-D (3 mo. Term SOFR + 3.26%, 0.00% Floor)	7.56%(a)	07/15/2030	1,001,734
2,000,000	Series 2014-1A-CR (3 mo. Term SOFR + 3.01%, 2.75% Floor)	7.30%(a)	01/30/2031	1,995,489
1,000,000	Series 2022-1A-D (3 mo. Term SOFR + 3.20%, 3.20% Floor)	7.51%(a)	04/15/2035	1,002,128
	Canyon CLO
3,000,000	Series 2020-2A-DR2 (3 mo. Term SOFR + 2.95%, 2.95% Floor)	7.25%(a)	10/15/2034	3,000,049
2,500,000	Series 2021-4A-D (3 mo. Term SOFR + 3.31%, 3.05% Floor)	7.61%(a)	10/15/2034	2,503,006
1,000,000	Series 2021-4A-E (3 mo. Term SOFR + 6.56%, 6.30% Floor)	10.86%(a)	10/15/2034	989,059
	Captree Park CLO Ltd.
1,100,000	Series 2024-1A-D (3 mo. Term SOFR + 3.25%, 3.25% Floor)	7.54%(a)	07/20/2037	1,104,483
	Carlyle Global Market Strategies
500,000	Series 2020-2A-CR (3 mo. Term SOFR + 3.46%, 3.20% Floor)	7.76%(a)	01/25/2035	500,649
1,000,000	Series 2024-2A-D (3 mo. Term SOFR + 3.85%, 3.85% Floor)	8.15%(a)	04/25/2037	1,006,670
500,000	Series 2024-4A-D (3 mo. Term SOFR + 3.20%, 3.20% Floor)	7.49%(a)	07/20/2037	503,913
	Cathedral Lake CLO Ltd.
3,500,000	Series 2021-8A-C (3 mo. Term SOFR + 2.88%, 2.62% Floor)	7.17%(a)	01/20/2035	3,500,560
3,500,000	Series 2021-8A-D1 (3 mo. Term SOFR + 3.68%, 3.42% Floor)	7.97%(a)	01/20/2035	3,506,107
	Cent CLO
500,000	Series 2018-27A-DR (3 mo. Term SOFR + 4.09%, 3.83% Floor)	8.39%(a)	01/25/2035	501,291
	Chenango Park CLO
1,500,000	Series 2018-1A-C (3 mo. Term SOFR + 3.26%, 3.00% Floor)	7.56%(a)	04/15/2030	1,503,235

Principal Amount $	Security Description	Rate	Maturity	Value $
	CIFC Funding Ltd.
1,000,000	Series 2019-3A-D1R2 (3 mo. Term SOFR + 2.75%, 2.75% Floor)	7.06%(a)	01/16/2038	1,004,199
	Crown City CLO
4,000,000	Series 2024-6A-D1 (3 mo. Term SOFR + 3.50%, 3.50% Floor)	7.80%(a)	07/15/2037	4,025,791
	Dryden Senior Loan Fund
3,000,000	Series 2015-37A-DR (3 mo. Term SOFR + 2.76%, 2.50% Floor)	7.06%(a)	01/15/2031	3,005,140
1,000,000	Series 2017-50A-D (3 mo. Term SOFR + 3.51%, 3.25% Floor)	7.81%(a)	07/15/2030	1,002,462
1,000,000	Series 2019-68A-DR (3 mo. Term SOFR + 3.61%, 3.35% Floor)	7.91%(a)	07/15/2035	999,685
900,000	Series 2020-77A-DR (3 mo. Term SOFR + 3.26%, 3.26% Floor)	7.58%(a)	05/20/2034	897,738
	Goldentree Loan Opportunities Ltd.
1,000,000	Series 2024-20A-D (3 mo. Term SOFR + 3.15%, 3.15% Floor)	7.44%(a)	07/20/2037	998,534
1,000,000	Series 2024-21A-D (3 mo. Term SOFR + 3.05%, 3.05% Floor)	7.34%(a)	07/20/2037	995,138
	Halcyon Loan Advisors Funding Ltd.
298,953	Series 2014-2A-D (3 mo. Term SOFR + 5.26%, 0.00% Floor)	9.56%(a)	04/28/2025	47,982
500,000	Series 2018-1A-A2 (3 mo. Term SOFR + 2.06%, 1.80% Floor)	6.35%(a)	07/21/2031	498,514
	Highbridge Loan Management Ltd.
2,000,000	Series 2013-2A-CR (3 mo. Term SOFR + 3.16%, 2.90% Floor)	7.45%(a)	10/20/2029	2,001,872
	ING Investment Management CLO Ltd.
3,900,000	Series 2013-1A-CR (3 mo. Term SOFR + 3.21%, 0.00% Floor)	7.51%(a)	10/15/2030	3,910,335
	LCM LP
5,000,000	Series 26A-D (3 mo. Term SOFR + 2.76%, 2.50% Floor)	7.05%(a)	01/20/2031	5,007,481
1,500,000	Series 27A-D (3 mo. Term SOFR + 3.21%, 0.00% Floor)	7.52%(a)	07/16/2031	1,483,871
	LCM XIII LP
3,175,000	Series 14A-DR (3 mo. Term SOFR + 3.01%, 0.00% Floor)	7.30%(a)	07/20/2031	3,176,217
	Lodi Park CLO Ltd.
500,000	Series 2024-1A-D1 (3 mo. Term SOFR + 3.00%, 3.00% Floor)	7.29%(a)	07/21/2037	498,591
	Madison Park Funding Ltd.
4,500,000	Series 2015-18A-BR (3 mo. Term SOFR + 1.86%, 0.00% Floor)	6.15%(a)	10/21/2030	4,502,823
	Magnetite CLO Ltd.
3,500,000	Series 2018-20A-D (3 mo. Term SOFR + 2.76%, 0.00% Floor)	7.05%(a)	04/20/2031	3,502,576
1,750,000	Series 2019-23A-DR (3 mo. Term SOFR + 3.31%, 3.05% Floor)	7.61%(a)	01/25/2035	1,753,262
	Marble Point CLO
5,500,000	Series 2021-2A-B (3 mo. Term SOFR + 2.11%, 1.85% Floor)	6.41%(a)	07/25/2034	5,482,577
3,500,000	Series 2021-3A-D1 (3 mo. Term SOFR + 3.76%, 3.50% Floor)	8.06%(a)	10/17/2034	3,505,844

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	115

Schedule of Investments DoubleLine Flexible Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Menlo CLO Ltd.
5,000,000	Series 2024-1A-A1 (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.75%(a)	01/20/2038	5,003,617
	Myers Park CLO
1,000,000	Series 2018-1A-D (3 mo. Term SOFR + 3.31%, 3.05% Floor)	7.60%(a)	10/20/2030	1,002,717
	Neuberger Berman Ltd.
1,000,000	Series 2021-44A-DR (3 mo. Term SOFR + 2.65%, 2.65% Floor)	6.95%(a)	10/16/2035	998,123
1,000,000	Series 2021-46A-DR (3 mo. Term SOFR + 2.65%, 2.65% Floor)	6.95%(a)	01/20/2037	1,003,205
	OCP CLO Ltd.
2,250,000	Series 2021-21A-D1R (3 mo. Term SOFR + 2.65%, 2.65% Floor)	6.98%(a)	01/20/2038	2,202,956
	Octagon Credit Investors LLC
10,000,000	Series 2025-1A-A1 (3 mo. Term SOFR + 1.20%, 1.20% Floor)	5.52%(a)	01/22/2038	10,004,181
	Octagon Investment Partners Ltd.
4,500,000	Series 2012-1A-CRR (3 mo. Term SOFR + 4.16%, 3.90% Floor)	8.46%(a)	07/15/2029	4,508,429
4,000,000	Series 2018-1A-C (3 mo. Term SOFR + 2.86%, 2.60% Floor)	7.15%(a)	01/20/2031	4,002,545
3,000,000	Series 2018-2A-C (3 mo. Term SOFR + 3.11%, 0.00% Floor)	7.41%(a)	07/25/2030	2,998,600
500,000	Series 2019-1A-ER (3 mo. Term SOFR + 7.26%, 7.00% Floor)	11.55%(a)	01/20/2035	484,040
1,000,000	Series 2020-2A-DR (3 mo. Term SOFR + 3.56%, 3.30% Floor)	7.86%(a)	07/15/2036	995,140
	Park Avenue Institutional Advisers CLO Ltd.
500,000	Series 2021-2A-D (3 mo. Term SOFR + 3.66%, 3.40% Floor)	7.96%(a)	07/15/2034	501,110
	Sound Point CLO Ltd.
2,000,000	Series 2015-2A-DRRR (3 mo. Term SOFR + 4.76%, 4.50% Floor)	9.05%(a)	07/20/2032	2,012,799
500,000	Series 2017-4A-C (3 mo. Term SOFR + 2.76%, 0.00% Floor)	7.05%(a)	01/21/2031	498,770
6,000,000	Series 2019-2A-DR (3 mo. Term SOFR + 3.56%, 3.30% Floor)	7.86%(a)	07/15/2034	5,998,490
1,000,000	Series 2019-3A-DR (3 mo. Term SOFR + 3.76%, 3.76% Floor)	8.06%(a)	10/25/2034	945,070
1,000,000	Series 2020-1A-DR (3 mo. Term SOFR + 3.61%, 3.61% Floor)	7.90%(a)	07/20/2034	999,955
5,000,000	Series 2020-2A-DR (3 mo. Term SOFR + 3.61%, 3.35% Floor)	7.91%(a)	10/25/2034	5,001,596
7,500,000	Series 2021-4A-A (3 mo. Term SOFR + 1.41%, 1.41% Floor)	5.71%(a)	10/25/2034	7,473,853
3,375,000	Series 2021-4A-D (3 mo. Term SOFR + 3.66%, 3.66% Floor)	7.96%(a)	10/25/2034	3,251,389
	Stewart Park CLO
3,500,000	Series 2015-1A-DR (3 mo. Term SOFR + 2.86%, 2.60% Floor)	7.16%(a)	01/15/2030	3,479,673
	Storm King Park CLO Ltd.
4,000,000	Series 2022-1A-AR (3 mo. Term SOFR + 1.36%, 1.36% Floor)	5.66%(a)	10/15/2037	4,002,338
	Symphony CLO Ltd.
1,500,000	Series 2015-16A-DR (3 mo. Term SOFR + 3.31%, 3.05% Floor)	7.61%(a)	10/15/2031	1,498,952

Principal Amount $	Security Description	Rate	Maturity	Value $
	TIAA CLO Ltd.
1,500,000	Series 2017-2A-B (3 mo. Term SOFR + 1.76%, 0.00% Floor)	6.07%(a)	01/16/2031	1,496,891
	Upland CLO
500,000	Series 2016-1A-CR (3 mo. Term SOFR + 3.16%, 0.00% Floor)	7.45%(a)	04/20/2031	500,298
	Vibrant CLO Ltd.
500,000	Series 2015-3A-A2RR (3 mo. Term SOFR + 2.11%, 0.26% Floor)	6.40%(a)	10/20/2031	500,497
2,000,000	Series 2024-4RA-A1A (3 mo. Term SOFR + 1.43%, 1.43% Floor)	6.03%(a)	10/20/2037	2,003,914
	Voya CLO Ltd.
1,200,000	Series 2021-1A-DR (3 mo. Term SOFR + 2.80%, 2.80% Floor)	7.10%(a)	07/15/2034	1,191,065
	Wellfleet CLO Ltd.
2,000,000	Series 2019-1A-CR (3 mo. Term SOFR + 3.81%, 3.55% Floor)	8.10%(a)	07/20/2032	2,006,889
750,000	Series 2021-3A-D (3 mo. Term SOFR + 3.76%, 3.50% Floor)	8.06%(a)	01/15/2035	751,684
	Wind River CLO Ltd.
2,000,000	Series 2013-2A-E1R (3 mo. Term SOFR + 7.01%, 0.00% Floor)	11.30%(a)	10/18/2030	1,961,956
2,000,000	Series 2014-1A-DRR (3 mo. Term SOFR + 3.26%, 3.00% Floor)	7.55%(a)	07/18/2031	2,004,090
4,000,000	Series 2014-2A-DR (3 mo. Term SOFR + 3.16%, 2.90% Floor)	7.46%(a)	01/15/2031	3,979,227
2,000,000	Series 2014-2A-ER (3 mo. Term SOFR + 6.01%, 5.75% Floor)	10.31%(a)	01/15/2031	1,717,127
1,500,000	Series 2014-3A-DR2 (3 mo. Term SOFR + 3.66%, 3.40% Floor)	7.95%(a)	10/22/2031	1,506,129
2,000,000	Series 2017-1A-DR (3 mo. Term SOFR + 3.98%, 3.72% Floor)	8.27%(a)	04/18/2036	2,006,285
1,500,000	Series 2018-1A-D (3 mo. Term SOFR + 3.16%, 0.00% Floor)	7.46%(a)	07/15/2030	1,501,911
7,500,000	Series 2021-4A-A (3 mo. Term SOFR + 1.43%, 1.17% Floor)	5.72%(a)	01/20/2035	7,491,778
1,000,000	Series 2021-4A-D (3 mo. Term SOFR + 3.46%, 3.20% Floor)	7.75%(a)	01/20/2035	968,558
	Wind River Ltd.
1,000,000	Series 2021-3A-D1AR (3 mo. Term SOFR + 3.00%, 3.00% Floor)	7.27%(a)	04/20/2038	994,175
	Total Collateralized Loan Obligations (Cost $185,941,746)			185,397,711

FOREIGN CORPORATE BONDS - 4.8%
44,000	1375209 BC Ltd.	9.00%(a)	01/30/2028	43,993
1,014,907	Acu Petroleo Luxembourg Sarl	7.50%	01/13/2032	1,015,877
649,000	Adani Electricity Mumbai Ltd.	3.95%	02/12/2030	555,582
200,000	Adani Electricity Mumbai Ltd.	3.87%	07/22/2031	162,191
1,024,000	Adani International Container Terminal Pvt Ltd.	3.00%	02/16/2031	877,219
600,000	Adani Ports & Special Economic Zone Ltd.	4.38%	07/03/2029	539,807
700,000	Adani Ports & Special Economic Zone Ltd.	3.10%	02/02/2031	564,309
500,000	Adani Transmission Step-One Ltd.	4.00%	08/03/2026	481,463
580,000	Adani Transmission Step-One Ltd.	4.25%	05/21/2036	480,507
200,000	Aeropuertos Dominicanos Siglo XXI SA	7.00%(a)	06/30/2034	200,903
200,000	Agrosuper SA	4.60%	01/20/2032	183,320
354,166	AL Candelaria Spain SA	7.50%	12/15/2028	355,873

116	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
500,000	AL Candelaria Spain SA	5.75%(a)	06/15/2033	430,308
500,000	AL Candelaria Spain SA	5.75%	06/15/2033	430,308
255,000	Altice France SA	5.50%(a)	10/15/2029	202,419
1,600,000	AngloGold Ashanti Holdings PLC	3.38%	11/01/2028	1,510,452
215,000	Ardonagh Finco Ltd.	7.75%(a)	02/15/2031	219,186
400,000	Aris Mining Corp.	8.00%(a)	10/31/2029	406,610
500,000	Banco Continental SAECA	2.75%	12/10/2025	491,477
600,000	Banco Davivienda SA (10 yr. CMT Rate + 5.10%)	6.65%(a)(h)	04/22/2031	524,224
200,000	Banco de Bogota SA	6.25%	05/12/2026	201,132
600,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 3.00%)	3.13%	07/01/2030	596,086
650,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%	09/30/2031	627,966
300,000	Banco GNB Sudameris SA (5 yr. CMT Rate + 6.66%)	7.50%	04/16/2031	294,737
600,000	Banco Industrial SA/Guatemala (5 yr. CMT Rate + 4.44%)	4.88%	01/29/2031	594,900
1,350,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 3.71%)	4.00%	07/08/2030	1,344,740
400,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 2.07%)	6.40%(a)	04/30/2035	407,952
200,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.47%)	7.50%(h)	06/27/2029	196,530
700,000	Banco Mercantil del Norte SA/Grand Cayman (5 yr. CMT Rate + 4.07%)	8.38%(a)(h)	05/20/2031	694,776
200,000	Bancolombia SA (5 yr. CMT Rate + 4.32%)	8.63%	12/24/2034	211,581
1,200,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX (5 yr. CMT Rate + 4.21%)	8.13%	01/08/2039	1,223,698
330,000	Belron UK Finance PLC	5.75%(a)	10/15/2029	328,004
500,000	Braskem Netherlands Finance BV	4.50%	01/31/2030	429,145
400,000	Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy	7.88%(a)	02/15/2039	407,838
600,000	Canacol Energy Ltd.	5.75%	11/24/2028	315,630
600,000	CAP SA	3.90%(a)	04/27/2031	493,200
900,000	CAP SA	3.90%	04/27/2031	739,800
500,000	Cemex SAB de CV (5 yr. CMT Rate + 4.53%)	5.13%(h)	06/08/2026	489,936
1,232,323	Chile Electricity PEC SpA	0.00%(a)	01/25/2028	1,077,654
700,416	Cometa Energia SAB de CV	6.38%	04/24/2035	700,974
900,000	Cosan Overseas Ltd.	8.25%(h)	05/05/2025	902,133
600,000	CSN Resources SA	5.88%	04/08/2032	487,249
200,000	CT Trust	5.13%	02/03/2032	183,023
600,000	DBS Group Holdings Ltd. (5 yr. CMT Rate + 1.10%)	1.82%	03/10/2031	584,547
165,105	Digicel Group Holdings Ltd.	0.00%(a)(d)	12/31/2030	16,553
339,480	Digicel Group Holdings Ltd.	0.00%(a)(d)	12/31/2030	6,675
351,900	Empresa Electrica Angamos SA	4.88%	05/25/2029	320,027
461,400	Empresa Electrica Cochrane SpA	5.50%	05/14/2027	453,120
600,000	Energuate Trust	5.88%	05/03/2027	597,417
400,000	EQUATE Petrochemical Co. KSC	5.00%	05/18/2025	400,222
200,000	EQUATE Petrochemical Co. KSC	4.25%	11/03/2026	198,018
523,011	Fermaca Enterprises S de RL de CV	6.38%	03/30/2038	506,648
321,800	Fideicomiso PA Pacifico Tres	8.25%	01/15/2035	326,627
400,000	Freeport Indonesia PT	4.76%	04/14/2027	398,723
400,000	Freeport Indonesia PT	5.32%	04/14/2032	392,731
400,000	Frigorifico Concepcion SA	7.70%	07/21/2028	303,115
1,059,888	Galaxy Pipeline Assets Bidco Ltd.	2.94%	09/30/2040	867,911
230,000	Garda World Security Corp.	4.63%(a)	02/15/2027	224,092
180,000	Garda World Security Corp.	6.00%(a)	06/01/2029	168,991
300,000	GCC SAB de CV	3.61%	04/20/2032	261,036
220,000	GGAM Finance Ltd.	6.88%(a)	04/15/2029	223,167
825,000	Global Aircraft Leasing Co. Ltd.	8.75%(a)	09/01/2027	839,585
264,800	GNL Quintero SA	4.63%	07/31/2029	261,906

Principal Amount $	Security Description	Rate	Maturity	Value $
700,000	Gold Fields Orogen Holdings BVI Ltd.	6.13%	05/15/2029	727,497
250,000	Grifols SA	4.75%(a)	10/15/2028	231,160
798,650	Guara Norte Sarl	5.20%	06/15/2034	749,039
141,200	Hunt Oil Co. of Peru LLC Sucursal Del Peru	6.38%	06/01/2028	143,615
365,000	Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC	9.00%(a)	02/15/2029	366,134
210,000	INEOS Finance PLC	7.50%(a)	04/15/2029	209,242
1,100,000	InRetail Consumer	3.25%	03/22/2028	1,041,214
700,000	InRetail Shopping Malls	5.75%	04/03/2028	696,726
100,000	Intelsat Jackson Holdings SA	6.50%(a)	03/15/2030	95,254
600,000	Intercorp Financial Services, Inc.	4.13%	10/19/2027	582,989
35,079	Invepar Holdings	0.00%(d)(f)	12/30/2028	—
200,000	Itau Unibanco Holding SA/Cayman Island (5 yr. CMT Rate + 3.22%)	7.56%(h)	08/27/2025	201,735
200,000	Itau Unibanco Holding SA/Cayman Island (5 yr. CMT Rate + 3.86%)	7.86%(h)	09/19/2025	201,314
958,750	JSW Hydro Energy Ltd.	4.13%	05/18/2031	861,163
400,000	JSW Infrastructure Ltd.	4.95%	01/21/2029	385,427
200,000	Kallpa Generacion SA	4.13%	08/16/2027	197,695
110,000	Kronos Acquisition Holdings, Inc.	8.25%(a)	06/30/2031	97,711
1,300,000	KUO SAB De CV	5.75%	07/07/2027	1,279,816
500,000	LD Celulose International GmbH	7.95%(a)	01/26/2032	515,850
887,909	Lima Metro Line 2 Finance Ltd.	4.35%	04/05/2036	832,894
330,000	Mattamy Group Corp.	4.63%(a)	03/01/2030	304,113
400,000	Medco Laurel Tree Pte Ltd.	6.95%	11/12/2028	394,131
900,000	Medco Oak Tree Pte Ltd.	7.38%	05/14/2026	904,237
335,000	Merlin Entertainments Group US Holdings, Inc.	7.38%(a)	02/15/2031	316,738
600,000	Mexarrend SAPI de CV	10.25%(a)(f)	07/24/2025	11,700
635,316	Mexico Generadora de Energia S de RL	5.50%	12/06/2032	627,305
1,170,000	Millicom International Cellular SA	6.25%	03/25/2029	1,165,810
400,000	Minerva Luxembourg SA	8.88%	09/13/2033	425,767
1,400,000	Minsur SA	4.50%	10/28/2031	1,290,413
762,451	Mong Duong Finance Holdings BV	5.13%	05/07/2029	739,447
400,000	Movida Europe SA	7.85%(a)	04/11/2029	356,785
1,428,990	MV24 Capital BV	6.75%	06/01/2034	1,383,215
500,000	NBM US Holdings, Inc.	6.63%	08/06/2029	500,249
500,000	Nexa Resources SA	6.50%	01/18/2028	516,317
500,000	Niagara Energy SAC	5.75%	10/03/2034	494,819
250,000	Nissan Motor Co. Ltd.	4.35%(a)	09/17/2027	243,214
235,000	Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.	8.00%(a)	08/01/2030	233,929
310,000	Opal Bidco SAS	6.50%(a)	03/31/2032	310,000
452,000	Orazul Energy Peru SA	5.63%	04/28/2027	444,858
1,200,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	1.83%	09/10/2030	1,185,798
125,000	Parkland Corp.	4.63%(a)	05/01/2030	117,428
200,000	Periama Holdings	5.95%	04/19/2026	199,804
1,295,493	Prumo Participacoes e Investimentos S/A	7.50%	12/31/2031	1,310,346
500,000	Raizen Fuels Finance SA	5.70%	01/17/2035	475,450
1,226,666	Rutas 2 & 7 Finance Ltd.	0.00%	09/30/2036	873,172
200,000	Saavi Energia Sarl	8.88%(a)	02/10/2035	202,590
400,000	SAN Miguel Industrias Pet SA / NG PET R&P Latin America SA	3.75%	08/02/2028	367,310
305,000	Seaspan Corp.	5.50%(a)	08/01/2029	276,652
600,000	Simpar Europe SA	5.20%	01/26/2031	474,000
200,000	Sociedad de Transmision Austral SA	4.00%	01/27/2032	183,507
25,000	Telesat Canada / Telesat LLC	4.88%(a)	06/01/2027	14,191
200,000	Termocandelaria Power SA	7.75%(a)	09/17/2031	201,564
953,997	Tierra Mojada Luxembourg II Sarl	5.75%	12/01/2040	888,348
200,000	TK Elevator US Newco, Inc.	5.25%(a)	07/15/2027	196,386
59,871	Unigel Luxembourg SA 15.00% PIK	13.50%	12/31/2027	55,847
42,630	Unigel Luxembourg SA 15.00% PIK	13.50%(a)	12/31/2027	39,765
48,719	Unigel Luxembourg SA 12.00% PIK	11.00%(a)	12/31/2028	20,218

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	117

Schedule of Investments DoubleLine Flexible Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
209,496	Unigel Luxembourg SA 12.00% PIK	11.00%	12/31/2028	86,941
262,805	Unigel Netherlands Holding Corp. BV 15.00% PIK	15.00%	12/31/2044	11,826
600,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.52%)	1.75%	03/16/2031	583,167
225,000	Vallourec SACA	7.50%(a)	04/15/2032	235,372
325,000	VZ Secured Financing BV	5.00%(a)	01/15/2032	282,777
	Total Foreign Corporate Bonds (Cost $59,154,831)			58,337,804

FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 1.3%
800,000	Banco do Brasil SA/Cayman (10 yr. CMT Rate + 4.40%)	8.75%(h)	10/15/2025	815,514
400,000	Bank Negara Indonesia Persero Tbk PT	3.75%	03/30/2026	391,371
1,399,881	Bioceanico Sovereign Certificate Ltd.	0.00%	06/05/2034	1,091,907
186,000	Chile Electricity Lux MPC Sarl	6.01%	01/20/2033	191,115
2,000,000	Colombia Government International Bond	4.13%	05/15/2051	1,139,250
400,000	Comision Federal de Electricidad	6.45%(a)	01/24/2035	385,103
900,000	Corp. Nacional del Cobre de Chile	5.13%	02/02/2033	871,333
1,350,000	Dominican Republic International Bond	5.50%	02/22/2029	1,331,708
1,500,000	Ecopetrol SA	5.88%	11/02/2051	1,014,677
695,975	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.25%(a)	01/31/2041	689,537
400,000	Guatemala Government Bond	4.38%	06/05/2027	391,396
200,000	Guatemala Government Bond	4.88%	02/13/2028	196,279
400,000	Guatemala Government Bond	5.25%	08/10/2029	393,340
300,000	Guatemala Government Bond	5.38%	04/24/2032	289,050
700,000	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	4.75%	05/15/2025	699,522
567,992	Lima Metro Line 2 Finance Ltd.	5.88%	07/05/2034	574,066
1,400,000	Mexico Government International Bond	6.34%	05/04/2053	1,276,044
400,000	Morocco Government International Bond	3.00%	12/15/2032	332,106
200,000	Morocco Government International Bond	4.00%	12/15/2050	136,380
200,000	OCP SA	4.50%	10/22/2025	199,231
1,200,000	OCP SA	6.75%	05/02/2034	1,234,837
143,000	Paraguay Government International Bond	4.70%	03/27/2027	141,727
400,000	Paraguay Government International Bond	2.74%	01/29/2033	331,720
800,000	Pertamina Persero PT	1.40%	02/09/2026	776,983
300,000	Petroleos del Peru SA	4.75%	06/19/2032	225,635
400,000	Petroleos del Peru SA	5.63%	06/19/2047	252,500
900,000	Petroleos Mexicanos	6.75%	09/21/2047	616,293
500,000	Republic of South Africa Government International Bond	4.30%	10/12/2028	471,958
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $18,050,870)			16,460,582

NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 11.2%
	Arbor Multifamily Mortgage Securities Trust
10,194,000	Series 2021-MF3-XD	1.18%(a)(i)(j)	10/15/2054	660,266
	Arbor Realty Trust, Inc.
14,999,598	Series 2020-MF1-XA	0.93%(a)(i)(j)	05/15/2053	563,200
	AREIT Trust
1,690,000	Series 2025-CRE10-D (1 mo. Term SOFR + 2.79%, 2.79% Floor)	7.11%(a)	01/17/2030	1,691,879

Principal Amount $	Security Description	Rate	Maturity	Value $
	BANK
8,714,246	Series 2017-BNK5-XA	0.94%(i)(j)	06/15/2060	144,521
57,437,663	Series 2018-BN11-XA	0.44%(i)(j)	03/15/2061	746,764
	BANK5 Trust
2,034,000	Series 2024-5YR10-C	5.74%(i)	10/15/2057	2,003,993
	BBCMS Trust
1,675,000	Series 2019-BWAY-E (1 mo. Term SOFR + 2.96%, 2.85% Floor)	7.28%(a)	11/15/2034	8,400
1,104,000	Series 2024-5C29-C	5.51%	09/15/2057	1,082,284
13,773,000	Series 2025-C32-XD	2.31%(a)(i)(j)	02/15/2062	2,389,038
	BB-UBS Trust
1,015,571	Series 2012-TFT-TE	3.56%(a)(i)	06/05/2030	906,559
	BDS Ltd.
1,124,235	Series 2021-FL10-A (1 mo. Term SOFR + 1.46%, 1.46% Floor)	5.78%(a)	12/16/2036	1,130,827
1,600,000	Series 2022-FL11-B (1 mo. Term SOFR + 2.35%, 2.35% Floor)	6.67%(a)	03/19/2039	1,613,274
1,650,000	Series 2024-FL13-B (1 mo. Term SOFR + 2.24%, 2.24% Floor)	6.56%(a)	09/19/2039	1,658,329
	Benchmark Mortgage Trust
251,601	Series 2020-B19-A2	1.69%	09/15/2053	246,810
56,175,390	Series 2022-B32-XA	0.46%(a)(i)(j)	01/15/2055	882,852
1,627,000	Series 2024-V9-C	6.45%(i)	08/15/2057	1,647,864
	Blackstone Mortgage Trust, Inc.
1,107,668	Series 2021-FL4-A (1 mo. Term SOFR + 1.16%, 1.05% Floor)	5.48%(a)	05/15/2038	1,099,408
	BLP Commercial Mortgage Trust
711,621	Series 2024-IND2-D (1 mo. Term SOFR + 2.59%, 2.59% Floor)	6.91%(a)	03/15/2041	707,961
	BMO Mortgage Trust
1,700,000	Series 2024-5C6-C	5.88%(i)	09/15/2057	1,710,131
3,457,000	Series 2024-C10-XD	1.59%(a)(i)(j)	11/15/2057	419,802
	BPR Trust
1,300,000	Series 2021-TY-D (1 mo. Term SOFR + 2.46%, 2.35% Floor)	6.78%(a)	09/15/2038	1,291,607
	BSPRT Co.-Issuer LLC
1,500,000	Series 2023-FL10-A (1 mo. Term SOFR + 2.26%, 2.26% Floor)	6.58%(a)	09/15/2035	1,505,025
1,500,000	Series 2023-FL10-B (1 mo. Term SOFR + 3.27%, 3.27% Floor)	7.58%(a)	09/15/2035	1,508,035
	BSPRT Issuer LLC
785,000	Series 2024-FL11-B (1 mo. Term SOFR + 2.29%, 2.29% Floor)	6.61%(a)	07/15/2039	787,860
	BX Trust
900,000	Series 2019-IMC-D (1 mo. Term SOFR + 1.95%, 1.90% Floor)	6.27%(a)	04/15/2034	888,949
1,484,812	Series 2021-21M-A (1 mo. Term SOFR + 0.84%, 0.73% Floor)	5.16%(a)	10/15/2036	1,473,499
1,358,000	Series 2021-ARIA-C (1 mo. Term SOFR + 1.76%, 1.65% Floor)	6.08%(a)	10/15/2036	1,353,900
941,791	Series 2021-CIP-B (1 mo. Term SOFR + 1.39%, 1.27% Floor)	5.70%(a)	12/15/2038	938,871
859,700	Series 2021-RISE-B (1 mo. Term SOFR + 1.36%, 1.25% Floor)	5.68%(a)	11/15/2036	854,383
510,000	Series 2021-VIEW-B (1 mo. Term SOFR + 1.91%, 1.80% Floor)	6.23%(a)	06/15/2036	507,972
1,390,000	Series 2021-VOLT-E (1 mo. Term SOFR + 2.11%, 2.00% Floor)	6.43%(a)	09/15/2036	1,372,398

118	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
819,000	Series 2022-PSB-C (1 mo. Term SOFR + 3.70%, 3.70% Floor)	8.02%(a)	08/15/2039	817,210
800,000	Series 2024-AIRC-C (1 mo. Term SOFR + 2.59%, 2.59% Floor)	6.91%(a)	08/15/2039	801,439
637,646	Series 2024-GPA3-C (1 mo. Term SOFR + 1.89%, 1.89% Floor)	6.21%(a)	12/15/2039	637,324
1,500,000	Series 2025-ROIC-E (1 mo. Term SOFR + 2.94%, 2.94% Floor)	7.26%(a)	03/15/2030	1,495,239
	CALI Mortgage Trust
785,000	Series 2024-SUN-C (1 mo. Term SOFR + 2.79%, 2.79% Floor)	7.11%(a)	07/15/2041	786,987
	Century Plaza Towers
1,190,000	Series 2019-CPT-E	3.00%(a)(i)	11/13/2039	963,302
	CFCRE Commercial Mortgage Trust
3,115,668	Series 2016-C4-XA	1.57%(i)(j)	05/10/2058	26,553
	Citigroup Commercial Mortgage Trust
5,984,393	Series 2016-C1-XA	1.82%(i)(j)	05/10/2049	73,370
2,166,685	Series 2016-P4-XA	1.87%(i)(j)	07/10/2049	31,878
	Citigroup/Deutsche Bank Commercial Mortgage Trust
7,898,086	Series 2017-CD3-XA	0.94%(i)(j)	02/10/2050	104,150
1,066,234	Series 2020-C9-A2	1.90%	08/15/2053	1,043,158
	Commercial Mortgage Pass Through Certificates
9,658,085	Series 2015-CR25-XA	0.78%(i)(j)	08/10/2048	1,280
6,274,158	Series 2015-CR27-XA	0.89%(i)(j)	10/10/2048	6,144
1,227,000	Series 2015-DC1-C	4.38%(i)	02/10/2048	1,111,404
184,331	Series 2015-DC1-XA	0.66%(i)(j)	02/10/2048	2
5,989,001	Series 2015-LC21-XA	0.57%(i)(j)	07/10/2048	60
2,447,146	Series 2016-DC2-XA	0.91%(i)(j)	02/10/2049	8,024
2,228,000	Series 2018-HCLV-D (1 mo. Term SOFR + 2.47%, 2.18% Floor)	6.79%(a)	09/15/2033	468,703
	Computershare Corporate Trust
100,000	Series 2015-C27-C	3.89%	02/15/2048	88,127
400,000	Series 2015-C28-C	4.08%(i)	05/15/2048	378,443
6,663,655	Series 2015-C30-XA	0.83%(i)(j)	09/15/2058	565
4,589,067	Series 2015-C31-XA	0.94%(i)(j)	11/15/2048	6,168
556,233	Series 2015-NXS1-XA	0.78%(i)(j)	05/15/2048	6
5,131,094	Series 2015-NXS2-XA	0.52%(i)(j)	07/15/2058	4,504
1,755,255	Series 2016-C33-XA	1.53%(i)(j)	03/15/2059	14,123
3,443,186	Series 2016-NXS6-XA	1.57%(i)(j)	11/15/2049	41,455
12,926,911	Series 2017-C38-XA	0.91%(i)(j)	07/15/2050	193,957
1,840,018	Series 2017-RC1-XA	1.37%(i)(j)	01/15/2060	38,340
1,024,000	Series 2019-JWDR-C	3.04%(a)(i)	09/15/2031	992,586
235,000	Series 2019-JWDR-E	3.86%(a)(i)	09/15/2031	228,450
	Credit Suisse Mortgage Capital Certificates
1,974,822	Series 2014-USA-X1	0.54%(a)(i)(j)	09/15/2037	5,074
	CSAIL Commercial Mortgage Trust
151,686	Series 2015-C1-XA	0.17%(i)(j)	04/15/2050	2
38,488,147	Series 2018-CX12-XA	0.54%(i)(j)	08/15/2051	578,689
31,696,543	Series 2021-C20-XA	0.99%(i)(j)	03/15/2054	1,393,909
18,269,000	Series 2021-C20-XD	1.46%(a)(i)(j)	03/15/2054	1,333,979
	ELP Commercial Mortgage Trust
1,426,340	Series 2021-ELP-C (1 mo. Term SOFR + 1.43%, 1.32% Floor)	5.75%(a)	11/15/2038	1,419,732
	FS RIALTO
787,580	Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)	5.68%(a)	11/16/2036	790,579
2,100,000	Series 2021-FL3-D (1 mo. Term SOFR + 2.61%, 2.61% Floor)	6.93%(a)	11/16/2036	2,107,785
1,450,000	Series 2022-FL4-AS (30 day avg SOFR US + 2.40%, 2.40% Floor)	6.74%(a)	01/19/2039	1,453,344
	FS Rialto Issuer LLC
2,050,000	Series 2025-FL10-D (1 mo. Term SOFR + 2.70%, 2.70% Floor)	7.00%(a)	08/19/2042	2,051,269

Principal Amount $	Security Description	Rate	Maturity	Value $
	Granite Point Mortgage Trust, Inc.
1,000,000	Series 2021-FL4-B (1 mo. Term SOFR + 2.06%, 1.95% Floor)	6.38%(a)	12/15/2036	986,595
	Great Wolf Trust
1,450,000	Series 2024-WOLF-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.86%(a)	03/15/2039	1,452,870
	Greystone Commercial Real Estate Notes
670,000	Series 2021-FL3-D (1 mo. Term SOFR + 2.31%, 2.20% Floor)	6.63%(a)	07/15/2039	665,071
	GS Mortgage Securities Corp. II
1,560,000	Series 2010-C1-C	5.64%(a)(i)	08/10/2043	1,543,011
637,551	Series 2014-GC24-XA	0.30%(i)(j)	09/10/2047	6
6,647,230	Series 2015-GS1-XA	0.75%(i)(j)	11/10/2048	12,214
5,174,000	Series 2016-GS2-XA	1.72%(i)(j)	05/10/2049	48,684
442,000	Series 2018-GS10-WLSD	4.58%(a)(i)	03/10/2033	38,859
553,000	Series 2018-GS10-WLSE	4.58%(a)(i)	03/10/2033	44,251
1,509,000	Series 2018-RIVR-E (1 mo. Term SOFR + 1.85%, 1.80% Floor)	6.17%(a)	07/15/2035	6,790
850,000	Series 2018-TWR-E (1 mo. Term SOFR + 2.40%, 2.10% Floor)	6.72%(a)	07/15/2031	89,250
850,000	Series 2018-TWR-F (1 mo. Term SOFR + 3.10%, 2.80% Floor)	7.42%(a)	07/15/2031	80,325
850,000	Series 2018-TWR-G (1 mo. Term SOFR + 4.22%, 3.93% Floor)	8.54%(a)	07/15/2031	71,543
	GSCG Trust
2,377,000	Series 2019-600C-E	3.85%(a)(i)	09/06/2034	100,061
	HGI CRE CLO Ltd.
1,650,000	Series 2021-FL2-D (1 mo. Term SOFR + 2.26%, 2.26% Floor)	6.58%(a)	09/17/2036	1,641,831
	HIG RCP LLC
2,150,000	Series 2023-FL1-B (1 mo. Term SOFR + 3.61%, 3.61% Floor)	7.93%(a)	09/19/2038	2,174,884
	Hudson Yards Mortgage Trust
2,180,000	Series 2025-SPRL-E	6.68%(a)(i)	01/13/2040	2,204,651
	JP Morgan Chase Commercial Mortgage Securities
1,376,000	Series 2014-C20-C	4.33%(i)	07/15/2047	1,305,652
4,845,562	Series 2016-JP4-XA	0.56%(i)(j)	12/15/2049	31,711
766,000	Series 2019-UES-C	4.34%(a)	05/05/2032	725,223
784,000	Series 2019-UES-D	4.46%(a)(i)	05/05/2032	734,769
915,000	Series 2019-UES-E	4.46%(a)(i)	05/05/2032	846,812
960,000	Series 2019-UES-F	4.46%(a)(i)	05/05/2032	864,198
1,049,000	Series 2019-UES-G	4.46%(a)(i)	05/05/2032	906,254
	JPMBB Commercial Mortgage Securities Trust
1,158,697	Series 2014-C21-C	4.54%(i)	08/15/2047	1,144,681
1,595,734	Series 2015-C29-XA	0.52%(i)(j)	05/15/2048	16
3,422,857	Series 2015-C31-XA	0.77%(i)(j)	08/15/2048	1,318
470,000	Series 2015-C33-C	4.63%(i)	12/15/2048	444,077
	KREF
1,023,098	Series 2021-FL2-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	5.50%(a)	02/15/2039	1,024,327
1,897,500	Series 2021-FL2-B (1 mo. Term SOFR + 1.76%, 1.65% Floor)	6.08%(a)	02/15/2039	1,901,221
1,516,518	Series 2022-FL3-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)	5.77%(a)	02/17/2039	1,517,947
	Ladder Capital Commercial Mortgage Securities LLC
2,532,000	Series 2017-LC26-C	4.71%(a)	07/12/2050	2,341,486
	LoanCore
1,236,500	Series 2021-CRE6-AS (1 mo. Term SOFR + 1.76%, 1.65% Floor)	6.08%(a)	11/15/2038	1,241,127
2,560,000	Series 2022-CRE7-C (30 day avg SOFR US + 2.50%, 2.50% Floor)	6.85%(a)	01/17/2037	2,542,707

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	119

Schedule of Investments DoubleLine Flexible Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
1,180,000	Series 2025-CRE8-D (1 mo. Term SOFR + 2.74%, 2.74% Floor)	7.06%(a)	08/17/2042	1,181,257
	LSTAR Commercial Mortgage Trust
2,290,356	Series 2016-4-XA	1.63%(a)(i)(j)	03/10/2049	11,360
11,111,987	Series 2017-5-X	0.84%(a)(i)(j)	03/10/2050	127,534
	Lument Finance Trust, Inc.
827,997	Series 2021-FL1-A (1 mo. Term SOFR + 1.28%, 1.28% Floor)	5.60%(a)	06/15/2039	831,291
1,890,000	Series 2021-FL1-B (1 mo. Term SOFR + 1.86%, 1.86% Floor)	6.18%(a)	06/15/2039	1,897,042
	Merit 2020
670,000	Series 2021-STOR-C (1 mo. Term SOFR + 1.16%, 1.05% Floor)	5.48%(a)	07/15/2038	663,701
	MF1 Multifamily Housing Mortgage Loan Trust
1,487,000	Series 2021-FL7-B (1 mo. Term SOFR + 1.86%, 1.75% Floor)	6.18%(a)	10/16/2036	1,469,688
1,950,000	Series 2021-FL7-C (1 mo. Term SOFR + 2.16%, 2.05% Floor)	6.48%(a)	10/16/2036	1,915,440
2,218,000	Series 2021-FL7-D (1 mo. Term SOFR + 2.66%, 2.55% Floor)	6.98%(a)	10/16/2036	2,153,957
1,500,000	Series 2023-FL12-C (1 mo. Term SOFR + 3.78%, 3.78% Floor)	8.09%(a)	10/19/2038	1,508,514
1,380,000	Series 2024-FL14-A (1 mo. Term SOFR + 1.74%, 1.74% Floor)	6.05%(a)	03/19/2039	1,386,363
1,500,000	Series 2024-FL15-B (1 mo. Term SOFR + 2.49%, 2.49% Floor)	6.81%(a)	08/18/2041	1,506,873
2,100,000	Series 2024-FL16-D (1 mo. Term SOFR + 3.59%, 3.59% Floor)	7.91%(a)	11/18/2039	2,107,327
1,260,000	Series 2025-FL17-D (1 mo. Term SOFR + 2.74%, 2.74% Floor)	7.05%(a)	02/18/2040	1,261,866
	MFT Trust
2,538,000	Series 2020-ABC-D	3.48%(a)(i)	02/10/2042	1,484,470
	Morgan Stanley Bank of America Merrill Lynch Trust
949,994	Series 2013-C9-B	3.71%(i)	05/15/2046	906,022
1,119,727	Series 2014-C17-E	3.50%(a)	08/15/2047	1,087,332
	Morgan Stanley Capital I, Inc.
2,489,000	Series 2019-NUGS-F (1 mo. Term SOFR + 2.96%, 4.34% Floor)	7.28%(a)	12/15/2036	38,013
	Natixis Commercial Mortgage Securities Trust
1,919,000	Series 2018-FL1-C (Prime Rate + 0.00%, 0.00% Floor)	7.50%(a)	06/15/2035	1,008,586
	One New York Plaza Trust
1,500,000	Series 2020-1NYP-C (1 mo. Term SOFR + 2.31%, 2.20% Floor)	6.63%(a)	01/15/2036	1,402,393
	PFP III Ltd.
1,095,083	Series 2024-11-B (1 mo. Term SOFR + 2.49%, 2.49% Floor)	6.81%(a)	09/17/2039	1,097,205
	Ready Capital Corp.
1,000,000	Series 2021-FL7-E (1 mo. Term SOFR + 3.51%, 3.40% Floor)	7.83%(a)	11/25/2036	998,993
927,398	Series 2022-FL10-A (1 mo. Term SOFR + 2.55%, 2.55% Floor)	6.87%(a)	10/25/2039	932,347
2,100,000	Series 2023-FL11-B (1 mo. Term SOFR + 3.53%, 3.53% Floor)	7.85%(a)	10/25/2039	2,113,616
980,000	Series 2023-FL12-AS (1 mo. Term SOFR + 3.20%, 3.20% Floor)	7.52%(a)	05/25/2038	987,658

Principal Amount $	Security Description	Rate	Maturity	Value $
	Rialto Real Estate Fund LP
1,480,000	Series 2022-FL8-A (1 mo. Term SOFR + 2.25%, 2.25% Floor)	6.57%(a)	01/19/2037	1,484,659
	RLGH Trust
1,650,000	Series 2021-TROT-D (1 mo. Term SOFR + 1.83%, 1.71% Floor)	6.15%(a)	04/15/2036	1,636,075
	ROCK Trust
516,000	Series 2024-CNTR-D	7.11%(a)	11/13/2041	535,477
	Soho Trust
2,874,000	Series 2021-SOHO-B	2.70%(a)(i)	08/10/2038	2,168,404
	Starwood Property Trust, Inc.
1,720,000	Series 2019-FL1-C (1 mo. Term SOFR + 2.06%, 2.06% Floor)	6.38%(a)	07/15/2038	1,709,525
1,681,300	Series 2022-FL3-A (30 day avg SOFR US + 1.35%, 1.35% Floor)	5.70%(a)	11/15/2038	1,681,056
	TCO Commercial Mortgage Trust
680,000	Series 2024-DPM-C (1 mo. Term SOFR + 1.99%, 1.99% Floor)	6.31%(a)	12/15/2039	678,932
	TPG Real Estate Finance Issuer Ltd.
1,160,000	Series 2021-FL4-B (1 mo. Term SOFR + 1.96%, 1.85% Floor)	6.28%(a)	03/15/2038	1,158,540
1,500,000	Series 2022-FL5-AS (1 mo. Term SOFR + 2.15%, 2.15% Floor)	6.47%(a)	02/15/2039	1,497,678
	UBS Commercial Mortgage Trust
2,325,000	Series 2018-C13-B	4.79%(i)	10/15/2051	2,197,865
295,000	Series 2018-C13-C	4.97%(i)	10/15/2051	268,180
1,097,000	Series 2018-C8-C	4.68%(i)	02/15/2051	986,567
12,477,961	Series 2018-C8-XA	0.81%(i)(j)	02/15/2051	247,739
	VASA Trust
755,000	Series 2021-VASA-A (1 mo. Term SOFR + 1.01%, 0.90% Floor)	5.33%(a)	07/15/2039	733,810
	VEGAS Trust
1,014,000	Series 2024-TI-A	5.52%(a)	11/10/2039	1,021,648
	VMC Finance LLC
1,316,061	Series 2019-FL3-D (1 mo. Term SOFR + 3.26%, 3.15% Floor)	7.58%(a)	09/15/2036	1,295,836
	Wells Fargo Commercial Mortgage Trust
48,298,212	Series 2025-5C3-XA	0.82%(i)(j)	01/15/2058	1,690,887
1,790,000	Series 2025-VTT-C	6.03%(a)(i)	03/15/2038	1,788,570
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $165,830,184)			136,888,692

NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 15.8%
	ACE Securities Corp.
2,563,329	Series 2007-HE1-A2A (1 mo. Term SOFR + 0.29%, 0.18% Floor)	4.61%	01/25/2037	1,543,873
1,040,438	Series 2007-HE1-A2D (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.93%	01/25/2037	626,593
	AMSR Trust
1,000,000	Series 2020-SFR4-E1	2.21%(a)	11/17/2037	981,641
5,122,000	Series 2021-SFR3-G	3.80%(a)	10/17/2038	4,878,494
	APS Resecuritization Trust
7,035,759	Series 2015-3-1MZ (1 yr. RFUCCT + 0.96%, 0.96% Floor)	4.31%(a)	10/27/2046	6,147,679
	Asset Backed Securities Corp. Home Equity
1,506,071	Series 2007-HE2-A4 (1 mo. Term SOFR + 0.34%, 0.23% Floor)	4.66%	05/25/2037	1,063,523
	Bear Stearns Adjustable Rate Mortgage Trust
813,401	Series 2006-2-2A1	4.57%(i)	07/25/2036	706,264

120	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	Bear Stearns Alt-A Trust
625,330	Series 2006-4-22A1	4.31%(i)	08/25/2036	453,244
	Chase Mortgage Finance Corp.
1,961,403	Series 2007-S4-A4 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	5.03%	06/25/2037	625,028
	Citimortgage Alternative Loan Trust
520,928	Series 2007-A5-1A10	5.75%	05/25/2037	479,027
	Connecticut Avenue Securities Trust
10,000,000	Series 2024-R05-2M2 (30 day avg SOFR US + 1.70%, 0.00% Floor)	6.04%(a)	07/25/2044	10,016,987
	Countrywide Alternative Loan Trust
208,849	Series 2005-75CB-A3	5.50%	01/25/2036	142,786
526,503	Series 2006-23CB-2A2	6.50%	08/25/2036	162,247
3,244,844	Series 2006-6CB-2A10	6.00%	05/25/2036	1,250,457
1,783,971	Series 2006-OA6-1A1A (1 mo. Term SOFR + 0.53%, 0.42% Floor)	4.85%	07/25/2046	1,599,591
275,964	Series 2007-15CB-A7	6.00%	07/25/2037	165,924
466,229	Series 2008-1R-2A3	6.00%	08/25/2037	227,679
	Countrywide Home Loan Mortgage Pass Through Trust
94,747	Series 2005-HYB9-3A2A (12 mo. Term SOFR + 2.47%, 1.75% Floor, 11.00% Cap)	6.66%	02/20/2036	82,134
240,044	Series 2007-14-A15	6.50%	09/25/2037	133,751
4,700,762	Series 2007-14-A19	6.00%	09/25/2037	2,428,184
296,861	Series 2007-HY1-1A1	4.74%(i)	04/25/2037	276,569
	Credit Suisse First Boston Mortgage Securities Corp.
355,721	Series 2005-10-6A9	5.50%	11/25/2035	116,479
156,139	Series 2005-9-5A9	5.50%	10/25/2035	79,954
	Credit Suisse Mortgage Capital Certificates
349,043	Series 2011-12R-3A5	6.44%(a)(i)	07/27/2036	346,453
7,700,000	Series 2020-RPL6-A2	3.47%(a)(i)	03/25/2059	7,787,529
1,500,000	Series 2021-NQM6-B1	3.29%(a)(i)	07/25/2066	1,047,275
	CSAB Mortgage Backed Trust
253,203	Series 2006-2-A5A	6.58%(e)	09/25/2036	75,132
	DB US Financial Markets Holding Corp.
88,668	Series 2014-RS1-1A2	6.49%(a)(i)	07/27/2037	73,654
	Deutsche ALT-A Securities, Inc.
156,221	Series 2006-AB4-A1A	6.01%(i)	10/25/2036	135,571
	Fannie Mae Connecticut Avenue Securities
6,200,000	Series 2024-R01-1M2 (30 day avg SOFR US + 1.80%, 0.00% Floor)	6.14%(a)	01/25/2044	6,225,693
	FirstKey Homes Trust
6,452,000	Series 2021-SFR1-F1	3.24%(a)	08/17/2038	6,230,558
	Freddie Mac Structured Agency Credit Risk Debt Notes
4,300,000	Series 2024-DNA1-M2 (30 day avg SOFR US + 1.95%, 0.00% Floor)	6.29%(a)	02/25/2044	4,313,115
	Freedom Mortgage Parent LLC
8,000,000	Series 2021-GT1-A	3.62%(a)(i)	07/25/2026	7,539,149
	GCAT
500,000	Series 2019-NQM3-B1	3.95%(a)(i)	11/25/2059	430,397
	Home Partners of America Trust
6,410,959	Series 2019-2-F	3.87%(a)	10/19/2039	6,111,808
	Impac Secured Assets CMN Owner Trust
644,135	Series 2006-5-1A1C (1 mo. Term SOFR + 0.65%, 0.54% Floor, 11.50% Cap)	4.97%	02/25/2037	584,303
	JP Morgan Mortgage Trust
401,115	Series 2005-S3-1A2	5.75%	01/25/2036	174,710
277,968	Series 2007-A2-4A1M	4.68%(i)	04/25/2037	228,139
	Legacy Mortgage Asset Trust
3,579,215	Series 2021-GS1-A2	7.84%(a)(e)	10/25/2066	3,582,825
	Lehman Mortgage Trust
104,223	Series 2006-1-1A3	5.50%	02/25/2036	49,190

Principal Amount $	Security Description	Rate	Maturity	Value $
	LoanDepot GMSR Trust
3,000,000	Series 2018-GT1-A (1 mo. Term SOFR + 3.66%, 2.80% Floor)	7.98%(a)	10/16/2025	2,994,763
	Mastr Adjustable Rate Mortgages Trust
67,831	Series 2006-2-2A1	7.35%(i)	04/25/2036	32,525
	Merrill Lynch Alternative Note Asset
257,797	Series 2007-F1-2A7	6.00%	03/25/2037	88,560
	Merrill Lynch Mortgage Investors, Inc.
535,100	Series 2006-AF1-AF2C	6.25%	08/25/2036	214,228
	Morgan Stanley Mortgage Loan Trust
4,317,250	Series 2005-7-3A1	4.59%(i)	11/25/2035	2,410,705
68,331	Series 2005-7-4A1	5.50%	11/25/2035	40,894
269,685	Series 2006-2-7A1	5.44%(i)	02/25/2036	152,374
415,587	Series 2007-8XS-A1	5.75%(i)	04/25/2037	202,891
	Morgan Stanley Resecuritization Trust
6,686,913	Series 2013-R7-8B (12 Month US Treasury Average + 0.96%, 0.96% Floor)	5.65%(a)	12/26/2046	6,349,603
	New Century Home Equity Loan Trust
866,111	Series 2006-1-A2B (1 mo. Term SOFR + 0.47%, 0.36% Floor, 12.50% Cap)	4.79%	05/25/2036	871,263
	Novastar Home Equity Loan
9,335,530	Series 2006-3-A2C (1 mo. Term SOFR + 0.43%, 0.32% Floor, 11.00% Cap)	4.75%	10/25/2036	4,149,772
	Onslow Bay Mortgage Loan Trust
1,375,000	Series 2024-NQM18-M1	6.17%(a)(i)	10/25/2064	1,375,632
	PennyMac Mortgage Investment Trust
500,000	Series 2021-FT1-A (1 mo. Term SOFR + 3.11%, 3.12% Floor)	7.43%(a)	03/25/2026	502,957
	Progress Residential Trust
7,500,000	Series 2021-SFR2-F	3.40%(a)	04/19/2038	7,461,847
8,100,000	Series 2021-SFR3-F	3.44%(a)	05/17/2026	7,927,859
6,000,000	Series 2024-SFR3-E1	4.00%(a)	06/17/2041	5,543,834
	RALI Trust
235,451	Series 2006-QS12-2A3	6.00%	09/25/2036	185,782
	Residential Asset Securitization Trust
1,488,931	Series 2005-A15-5A2	5.75%	02/25/2036	548,904
345,311	Series 2006-A2-A11	6.00%	01/25/2046	127,734
	RESIDENTIAL MORTGAGE LOAN TRUST
5,750,000	Series 2020-1-B1	3.95%(a)(i)	01/26/2060	5,445,187
	RFMSI Trust
2,365,239	Series 2006-S8-A10	6.00%	09/25/2036	1,873,736
	Soundview Home Equity Loan Trust
4,107,404	Series 2007-OPT1-2A2 (1 mo. Term SOFR + 0.26%, 0.15% Floor)	4.58%	06/25/2037	2,689,604
	Starwood Mortgage Residential Trust
1,116,000	Series 2019-INV1-B1	3.66%(a)(i)	09/27/2049	1,037,577
	Structured Adjustable Rate Mortgage Loan Trust
454,756	Series 2005-22-4A1	5.60%(i)	12/25/2035	421,775
	Structured Asset Securities Corp.
6,729,381	Series 2007-OSI-A4 (1 mo. Term SOFR + 0.31%, 0.20% Floor)	4.63%	06/25/2037	4,423,596
4,678,485	Series 2007-RF1-1A (1 mo. Term SOFR + 0.30%, 0.19% Floor)	4.62%(a)	03/25/2037	3,845,465
	TBW Mortgage Backed Pass Through Certificates
13,414,977	Series 2006-3-4A1 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 7.50% Cap)	4.83%	07/25/2036	1,040,279
13,415,064	Series 2006-3-4A3 (-1 x 1 mo. Term SOFR + 6.99%, 0.00% Floor, 7.10% Cap)	2.67%(j)(k)	07/25/2036	668,840

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	121

Schedule of Investments DoubleLine Flexible Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Tricon American Homes Trust
5,000,000	Series 2019-SFR1-F	3.75%(a)	03/17/2038	4,906,914
	VCAT Asset Securitization LLC
7,624,643	Series 2025-NPL1-A1	5.88%(a)(e)	01/25/2055	7,648,113
7,690,108	Series 2025-NPL2-A1	5.98%(a)(e)	01/25/2055	7,816,602
	Velocity Commercial Capital Loan Trust
1,006,289	Series 2018-2-M2	4.51%(a)(i)	10/26/2048	952,782
256,024	Series 2018-2-M3	4.72%(a)(i)	10/26/2048	236,382
922,934	Series 2019-1-M5	5.70%(a)(i)	03/25/2049	797,860
1,058,964	Series 2019-2-M4	3.99%(a)(i)	07/25/2049	877,250
	Verus Securitization Trust
3,100,000	Series 2019-INV3-B1	3.73%(a)(i)	11/25/2059	2,982,865
2,600,000	Series 2021-3-B1	3.20%(a)(i)	06/25/2066	1,906,666
5,000,000	Series 2021-7-B1	4.14%(a)(i)	10/25/2066	3,900,317
3,000,000	Series 2021-R2-B1	3.25%(a)(i)	02/25/2064	2,306,209
4,750,000	Series 2024-6-M1	6.18%(a)(i)	07/25/2069	4,760,029
2,000,000	Series 2024-9-M1	6.20%(a)(i)	11/25/2069	2,002,480
6,125,000	Series 2025-1-M1	6.51%(a)(i)	01/25/2070	6,182,026
	WaMu Mortgage Pass Through Certificates
666,992	Series 2007-HY6-2A2	4.05%(i)	06/25/2037	582,007
	Washington Mutual Alternative Mortgage Pass-Through Certificates
430,809	Series 2006-2-4CB	6.00%	03/25/2036	420,999
	Wells Fargo Alternative Loan Trust
205,970	Series 2007-PA5-1A1	6.25%	11/25/2037	183,371
	Wells Fargo Home Equity Trust
4,534,286	Series 2007-2-A4 (1 mo. Term SOFR + 0.71%, 0.60% Floor)	5.03%	04/25/2037	3,282,695
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $220,952,187)			193,497,362

US CORPORATE BONDS - 4.0%
215,000	AAR Escrow Issuer LLC	6.75%(a)	03/15/2029	218,680
425,000	Academy Ltd.	6.00%(a)	11/15/2027	424,882
75,000	Acrisure LLC / Acrisure Finance, Inc.	6.00%(a)	08/01/2029	71,946
275,000	Acuris Finance US, Inc. / Acuris Finance SARL	5.00%(a)	05/01/2028	252,834
90,000	Acushnet Co.	7.38%(a)	10/15/2028	93,240
110,000	AdaptHealth LLC	5.13%(a)	03/01/2030	100,388
450,000	Advanced Drainage Systems, Inc.	6.38%(a)	06/15/2030	452,357
240,000	Aethon United BR LP / Aethon United Finance Corp.	7.50%(a)	10/01/2029	244,269
215,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	6.75%(a)	10/15/2027	214,384
245,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	6.50%(a)	10/01/2031	240,819
280,000	Allied Universal Holdco LLC	7.88%(a)	02/15/2031	283,800
200,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.	6.00%(a)	06/01/2029	183,957
60,000	AMC Entertainment Holdings, Inc.	7.50%(a)	02/15/2029	44,870
140,000	Amentum Holdings, Inc.	7.25%(a)	08/01/2032	137,867
205,000	American Airlines, Inc.	8.50%(a)	05/15/2029	208,243
100,000	American Axle & Manufacturing, Inc.	5.00%	10/01/2029	86,217
185,000	AmWINS Group, Inc.	4.88%(a)	06/30/2029	174,553
110,000	Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.	7.00%(a)	04/15/2030	97,940
40,000	Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.	5.25%(a)	04/15/2030	29,956
80,000	APH / APH2 / APH3	7.88%(a)	11/01/2029	78,923
230,000	Archrock Partners LP / Archrock Partners Finance Corp.	6.63%(a)	09/01/2032	231,113
90,000	Arcosa, Inc.	6.88%(a)	08/15/2032	91,318
410,000	Arsenal AIC Parent LLC	8.00%(a)	10/01/2030	418,553
30,000	Artera Services LLC	8.50%(a)	02/15/2031	28,024

Principal Amount $	Security Description	Rate	Maturity	Value $
130,000	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.63%(a)	04/01/2030	117,690
170,000	AssuredPartners, Inc.	5.63%(a)	01/15/2029	169,750
165,000	AthenaHealth Group, Inc.	6.50%(a)	02/15/2030	154,916
285,000	Avient Corp.	6.25%(a)	11/01/2031	282,560
130,000	Azorra Finance Ltd.	7.75%(a)	04/15/2030	129,720
230,000	Bausch + Lomb Corp.	8.38%(a)	10/01/2028	238,913
75,000	Bausch Health Americas, Inc.	8.50%(a)	01/31/2027	71,350
200,000	Bausch Health Cos., Inc.	4.88%(a)	06/01/2028	161,732
90,000	Bausch Health Cos., Inc.	5.25%(a)	01/30/2030	53,441
15,000	Bausch Health Cos., Inc.	14.00%(a)	10/15/2030	14,182
380,000	BCPE Empire Holdings, Inc.	7.63%(a)	05/01/2027	374,181
220,000	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.25%(a)	07/15/2032	227,751
115,000	Brand Industrial Services, Inc.	10.38%(a)	08/01/2030	109,854
315,000	Buckeye Partners LP	6.88%(a)	07/01/2029	320,464
265,000	Builders FirstSource, Inc.	6.38%(a)	03/01/2034	263,293
335,000	Caesars Entertainment, Inc.	6.00%(a)	10/15/2032	313,133
340,000	Carnival Corp.	5.75%(a)	03/01/2027	340,426
81,639	Carvana Co. 12.00% PIK	9.00%(a)	12/01/2028	84,163
135,000	Carvana Co. 13.00% PIK	9.00%(a)	06/01/2030	143,046
40,000	Castle US Holding Corp.	9.50%(a)	02/15/2028	17,943
285,000	CCO Holdings LLC / CCO Holdings Capital Corp.	5.13%(a)	05/01/2027	280,930
550,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.75%(a)	03/01/2030	510,610
255,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.75%(a)	02/01/2032	226,718
135,000	Celanese US Holdings LLC	6.50%	04/15/2030	134,137
135,000	Celanese US Holdings LLC	6.75%	04/15/2033	131,180
65,000	Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.	8.00%(a)	06/15/2029	57,114
265,000	Chord Energy Corp.	6.75%(a)	03/15/2033	263,852
185,000	CHS/Community Health Systems, Inc.	6.00%(a)	01/15/2029	164,603
85,000	CHS/Community Health Systems, Inc.	6.88%(a)	04/15/2029	55,207
145,000	CHS/Community Health Systems, Inc.	4.75%(a)	02/15/2031	114,792
100,000	Civitas Resources, Inc.	8.38%(a)	07/01/2028	103,324
140,000	Clarios Global LP / Clarios US Finance Co.	6.75%(a)	05/15/2028	142,076
270,000	Clarios Global LP / Clarios US Finance Co.	6.75%(a)	02/15/2030	272,808
90,000	Clarivate Science Holdings Corp.	4.88%(a)	07/01/2029	80,407
125,000	Clear Channel Outdoor Holdings, Inc.	7.50%(a)	06/01/2029	103,387
110,000	Clear Channel Outdoor Holdings, Inc.	7.88%(a)	04/01/2030	107,953
305,000	Clearway Energy Operating LLC	4.75%(a)	03/15/2028	295,926
155,000	Cleveland-Cliffs, Inc.	6.88%(a)	11/01/2029	151,833
135,000	Cloud Software Group, Inc.	6.50%(a)	03/31/2029	131,329
90,000	Cloud Software Group, Inc.	9.00%(a)	09/30/2029	89,824
55,000	Clydesdale Acquisition Holdings, Inc.	6.75%(a)	04/15/2032	55,425
205,000	CNX Midstream Partners LP	4.75%(a)	04/15/2030	191,030
185,000	CNX Resources Corp.	6.00%(a)	01/15/2029	182,809
47,000	CommScope LLC	4.75%(a)	09/01/2029	41,844
110,000	CommScope LLC	9.50%(a)	12/15/2031	113,401
65,000	CommScope Technologies LLC	5.00%(a)	03/15/2027	58,452
595,000	Consolidated Communications, Inc.	5.00%(a)	10/01/2028	558,503
30,000	Cornerstone Building Brands, Inc.	6.13%(a)	01/15/2029	18,337
155,000	Cornerstone Building Brands, Inc.	9.50%(a)	08/15/2029	129,117
110,000	Cougar JV Subsidiary LLC	8.00%(a)	05/15/2032	113,537
470,000	CQP Holdco LP / BIP-V Chinook Holdco LLC	5.50%(a)	06/15/2031	451,252
430,000	CSC Holdings LLC	6.50%(a)	02/01/2029	356,184
245,000	CSC Holdings LLC	5.75%(a)	01/15/2030	130,175
100,000	Dana, Inc.	5.38%	11/15/2027	98,974
65,000	Dana, Inc.	4.25%	09/01/2030	60,036
125,000	Dcli Bidco LLC	7.75%(a)	11/15/2029	128,787
250,000	Dealer Tire LLC / DT Issuer LLC	8.00%(a)	02/01/2028	243,921
75,000	Diebold Nixdorf, Inc.	7.75%(a)	03/31/2030	77,930

122	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
190,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.	5.88%(a)	08/15/2027	184,296
260,000	DISH DBS Corp.	5.75%(a)	12/01/2028	219,758
110,000	DISH DBS Corp.	5.13%	06/01/2029	71,911
185,000	Dornoch Debt Merger Sub, Inc.	6.63%(a)	10/15/2029	140,908
210,000	EchoStar Corp.	10.75%	11/30/2029	220,847
440,000	Ellucian Holdings, Inc.	6.50%(a)	12/01/2029	433,809
115,000	Embarq LLC	8.00%	06/01/2036	45,185
320,000	EMRLD Borrower LP / Emerald Co.-Issuer, Inc.	6.63%(a)	12/15/2030	320,542
85,000	Energizer Holdings, Inc.	6.50%(a)	12/31/2027	85,542
320,000	Everi Holdings, Inc.	5.00%(a)	07/15/2029	320,620
130,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.	6.75%(a)	01/15/2030	112,533
105,000	Fortrea Holdings, Inc.	7.50%(a)	07/01/2030	95,610
180,000	Fortress Transportation and Infrastructure Investors LLC	5.88%(a)	04/15/2033	172,193
170,000	Freedom Mortgage Holdings LLC	8.38%(a)	04/01/2032	166,251
208,218	Frontier Communications Holdings LLC	5.88%	11/01/2029	208,449
115,000	Full House Resorts, Inc.	8.25%(a)	02/15/2028	113,755
150,000	Gates Corp./DE	6.88%(a)	07/01/2029	152,786
445,000	Genesee & Wyoming, Inc.	6.25%(a)	04/15/2032	445,206
200,000	Genting New York LLC / GENNY Capital, Inc.	7.25%(a)	10/01/2029	203,984
140,000	Goat Holdco LLC	6.75%(a)	02/01/2032	137,150
95,000	Goodyear Tire & Rubber Co.	5.25%	07/15/2031	86,051
80,000	GrafTech Finance, Inc.	4.63%(a)	12/23/2029	55,300
110,000	Gray Media, Inc.	10.50%(a)	07/15/2029	114,706
415,000	Griffon Corp.	5.75%	03/01/2028	406,568
150,000	Group 1 Automotive, Inc.	6.38%(a)	01/15/2030	150,697
112,043	Gulfport Energy Corp.	8.00%(a)	05/17/2026	112,488
240,000	Gulfport Energy Operating Corp.	6.75%(a)	09/01/2029	243,493
305,000	Harvest Midstream I LP	7.50%(a)	05/15/2032	313,644
315,000	Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl	4.63%(a)	05/01/2028	283,742
140,000	Hess Midstream Operations LP	5.50%(a)	10/15/2030	137,214
110,000	Hightower Holding LLC	6.75%(a)	04/15/2029	106,756
150,000	Hilcorp Energy I LP / Hilcorp Finance Co.	7.25%(a)	02/15/2035	143,442
195,000	HUB International Ltd.	7.25%(a)	06/15/2030	200,982
180,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	5.25%	05/15/2027	171,357
60,000	iHeartCommunications, Inc.	9.13%(a)	05/01/2029	48,009
200,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.	9.00%(a)	07/01/2028	199,018
335,000	Installed Building Products, Inc.	5.75%(a)	02/01/2028	331,024
195,000	Iron Mountain, Inc.	7.00%(a)	02/15/2029	199,586
50,000	Iron Mountain, Inc.	6.25%(a)	01/15/2033	49,554
125,000	JELD-WEN, Inc.	4.88%(a)	12/15/2027	116,996
85,000	JELD-WEN, Inc.	7.00%(a)	09/01/2032	75,508
110,000	JetBlue Airways Corp. / JetBlue Loyalty LP	9.88%(a)	09/20/2031	108,674
320,000	Kodiak Gas Services LLC	7.25%(a)	02/15/2029	326,449
85,000	LBM Acquisition LLC	6.25%(a)	01/15/2029	72,486
200,000	Leeward Renewable Energy Operations LLC	4.25%(a)	07/01/2029	176,925
200,000	Level 3 Financing, Inc.	10.50%(a)	04/15/2029	221,000
115,000	Level 3 Financing, Inc.	3.75%(a)	07/15/2029	84,235
195,000	Level 3 Financing, Inc.	4.50%(a)	04/01/2030	156,975
150,000	LFS Topco LLC	5.88%(a)	10/15/2026	146,846
335,000	Life Time, Inc.	6.00%(a)	11/15/2031	332,358
230,000	LifePoint Health, Inc.	10.00%(a)	06/01/2032	219,687
220,000	Light & Wonder International, Inc.	7.25%(a)	11/15/2029	223,189
135,000	Lightning Power LLC	7.25%(a)	08/15/2032	139,105
25,000	Lions Gate Capital Holdings LLC	5.50%(a)	04/15/2029	20,380
95,000	Live Nation Entertainment, Inc.	6.50%(a)	05/15/2027	96,027
460,000	M/I Homes, Inc.	4.95%	02/01/2028	446,853
550,000	Madison IAQ LLC	5.88%(a)	06/30/2029	520,111
180,000	Matador Resources Co.	6.50%(a)	04/15/2032	178,532
210,000	Match Group Holdings II LLC	5.00%(a)	12/15/2027	206,051

Principal Amount $	Security Description	Rate	Maturity	Value $
70,000	Mativ Holdings, Inc.	8.00%(a)	10/01/2029	60,419
165,000	Mavis Tire Express Services Topco Corp.	6.50%(a)	05/15/2029	156,363
70,000	McAfee Corp.	7.38%(a)	02/15/2030	62,015
120,000	McGraw-Hill Education, Inc.	5.75%(a)	08/01/2028	117,288
45,000	McGraw-Hill Education, Inc.	7.38%(a)	09/01/2031	45,294
345,000	Medline Borrower LP	5.25%(a)	10/01/2029	331,291
135,000	Medline Borrower LP/ Medline Co.-Issuer, Inc.	6.25%(a)	04/01/2029	136,887
100,000	Michaels Cos., Inc.	5.25%(a)	05/01/2028	69,150
85,000	Michaels Cos., Inc.	7.88%(a)	05/01/2029	45,516
160,000	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.	4.88%(a)	05/01/2029	150,285
220,000	Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC	6.75%(a)	04/01/2032	218,186
145,000	Nabors Industries, Inc.	9.13%(a)	01/31/2030	145,188
55,000	Nabors Industries, Inc.	8.88%(a)	08/15/2031	47,811
230,000	Nationstar Mortgage Holdings, Inc.	6.00%(a)	01/15/2027	230,038
275,000	Nationstar Mortgage Holdings, Inc.	5.75%(a)	11/15/2031	275,156
150,000	Navient Corp.	5.00%	03/15/2027	146,903
39,000	NCL Corp. Ltd.	5.88%(a)	03/15/2026	38,943
500,000	NCL Corp. Ltd.	6.25%(a)	03/01/2030	491,249
540,000	NCL Corp. Ltd.	6.75%(a)	02/01/2032	533,789
165,000	NGL Energy Operating LLC / NGL Energy Finance Corp.	8.13%(a)	02/15/2029	166,286
540,000	Novelis, Inc.	6.88%(a)	01/30/2030	548,078
150,000	NRG Energy, Inc.	6.00%(a)	02/01/2033	146,082
105,000	Olin Corp.	6.63%(a)	04/01/2033	102,150
200,000	Olympus Water US Holding Corp.	9.75%(a)	11/15/2028	207,893
60,000	OneMain Finance Corp.	7.13%	03/15/2026	60,918
220,000	OneMain Finance Corp.	6.63%	01/15/2028	221,818
265,000	OneMain Finance Corp.	7.50%	05/15/2031	269,863
190,000	Outfront Media Capital LLC / Outfront Media Capital Corp.	7.38%(a)	02/15/2031	198,057
65,000	Owens & Minor, Inc.	6.63%(a)	04/01/2030	56,938
170,000	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc.	4.38%(a)	10/15/2028	173,720
170,000	Panther Escrow Issuer LLC	7.13%(a)	06/01/2031	173,329
310,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer	7.00%(a)	02/01/2030	312,556
55,000	PBF Holding Co. LLC / PBF Finance Corp.	6.00%	02/15/2028	51,207
75,000	Penn Entertainment, Inc.	4.13%(a)	07/01/2029	66,676
110,000	PennyMac Financial Services, Inc.	4.25%(a)	02/15/2029	102,841
120,000	PennyMac Financial Services, Inc.	7.88%(a)	12/15/2029	124,941
190,000	Permian Resources Operating LLC	7.00%(a)	01/15/2032	194,456
115,000	Permian Resources Operating LLC	6.25%(a)	02/01/2033	114,635
250,000	PetSmart, Inc. / PetSmart Finance Corp.	7.75%(a)	02/15/2029	229,779
175,000	Pike Corp.	5.50%(a)	09/01/2028	169,482
100,000	Pike Corp.	8.63%(a)	01/31/2031	105,506
185,000	Post Holdings, Inc.	6.38%(a)	03/01/2033	182,376
60,000	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.	5.63%(a)	09/01/2029	44,400
95,000	Prime Security Services Borrower LLC / Prime Finance, Inc.	6.25%(a)	01/15/2028	95,144
515,000	Primo Water Holdings, Inc. / Triton Water Holdings, Inc.	6.25%(a)	04/01/2029	514,069
720,000	Quikrete Holdings, Inc.	6.75%(a)	03/01/2033	717,379
35,000	Radiate Holdco LLC / Radiate Finance, Inc.	4.50%(a)	09/15/2026	29,993
218,603	Radiology Partners, Inc. 3.50% PIK	7.78%(a)	01/31/2029	216,690
40,295	Radiology Partners, Inc. 9.78% PIK	9.78%(a)	02/15/2030	37,524
355,000	Rfna LP	7.88%(a)	02/15/2030	350,962

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	123

Schedule of Investments DoubleLine Flexible Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
410,000	Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp.	6.63%(a)	02/01/2033	403,500
335,000	Rockies Express Pipeline LLC	6.75%(a)	03/15/2033	341,029
255,000	Royal Caribbean Cruises Ltd.	5.50%(a)	08/31/2026	255,172
95,000	Royal Caribbean Cruises Ltd.	5.63%(a)	09/30/2031	93,350
130,000	Royal Caribbean Cruises Ltd.	6.25%(a)	03/15/2032	131,268
70,000	Sabre GLBL, Inc.	8.63%(a)	06/01/2027	69,324
220,000	Sabre GLBL, Inc.	10.75%(a)	11/15/2029	222,426
105,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc.	6.63%(a)	03/01/2030	99,133
210,000	Sealed Air Corp./Sealed Air Corp. US	7.25%(a)	02/15/2031	217,644
290,000	Select Medical Corp.	6.25%(a)	12/01/2032	282,877
50,000	Service Properties Trust	5.50%	12/15/2027	48,271
105,000	Service Properties Trust	8.88%	06/15/2032	104,035
355,000	Sirius XM Radio LLC	5.50%(a)	07/01/2029	343,110
90,000	Sitio Royalties Operating Partnership LP / Sitio Finance Corp.	7.88%(a)	11/01/2028	92,696
260,000	Six Flags Entertainment Corp.	7.25%(a)	05/15/2031	261,165
235,000	Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Magnum Management Corp.	5.25%	07/15/2029	222,600
230,000	SM Energy Co.	7.00%(a)	08/01/2032	225,950
140,000	Sonic Automotive, Inc.	4.63%(a)	11/15/2029	129,053
180,000	Sotera Health Holdings LLC	7.38%(a)	06/01/2031	183,219
85,000	Spirit AeroSystems, Inc.	9.75%(a)	11/15/2030	93,933
115,000	Standard Building Solutions, Inc.	6.50%(a)	08/15/2032	115,099
155,000	Staples, Inc.	10.75%(a)	09/01/2029	140,227
35,000	Staples, Inc.	12.75%(a)	01/15/2030	23,750
210,000	Star Leasing Co. LLC	7.63%(a)	02/15/2030	202,050
140,000	Starwood Property Trust, Inc.	7.25%(a)	04/01/2029	143,696
155,000	Starwood Property Trust, Inc.	6.00%(a)	04/15/2030	151,636
330,000	Station Casinos LLC	6.63%(a)	03/15/2032	327,590
135,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.00%(a)	06/01/2031	122,015
205,000	SunCoke Energy, Inc.	4.88%(a)	06/30/2029	188,400
115,000	Sunoco LP / Sunoco Finance Corp.	6.00%	04/15/2027	114,885
40,000	SWF Holdings I Corp.	6.50%(a)	10/01/2029	18,169
190,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.38%(a)	02/15/2029	191,092
80,000	Tenet Healthcare Corp.	6.25%	02/01/2027	80,100
85,000	Tenet Healthcare Corp.	6.13%	10/01/2028	84,664
220,000	Tenet Healthcare Corp.	6.13%	06/15/2030	219,258
205,000	TransDigm, Inc.	5.50%	11/15/2027	202,820
215,000	TransDigm, Inc.	6.88%(a)	12/15/2030	219,912
81,375	Transocean Poseidon Ltd.	6.88%(a)	02/01/2027	80,936
70,000	Transocean, Inc.	8.00%(a)	02/01/2027	69,781
350,000	Trident TPI Holdings, Inc.	12.75%(a)	12/31/2028	375,822
225,000	UKG, Inc.	6.88%(a)	02/01/2031	228,414
225,000	United Airlines, Inc.	4.63%(a)	04/15/2029	213,083
1,180,000	United Natural Foods, Inc.	6.75%(a)	10/15/2028	1,167,033
91,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC	10.50%(a)	02/15/2028	96,737
160,000	Univision Communications, Inc.	4.50%(a)	05/01/2029	141,579
60,000	Univision Communications, Inc.	8.50%(a)	07/31/2031	58,686
90,000	Upbound Group, Inc.	6.38%(a)	02/15/2029	85,216
335,000	US Foods, Inc.	5.75%(a)	04/15/2033	326,730
435,000	Vail Resorts, Inc.	6.50%(a)	05/15/2032	440,107
155,000	Venture Global LNG, Inc.	8.13%(a)	06/01/2028	158,481
100,000	Venture Global LNG, Inc.	8.38%(a)	06/01/2031	101,490
80,000	Venture Global LNG, Inc.	9.88%(a)	02/01/2032	85,017
100,000	Veritiv Operating Co.	10.50%(a)	11/30/2030	106,008
200,000	Victra Holdings LLC / Victra Finance Corp.	8.75%(a)	09/15/2029	206,546
230,000	Viking Cruises Ltd.	5.88%(a)	09/15/2027	228,980
195,000	Viking Cruises Ltd.	9.13%(a)	07/15/2031	208,456
115,000	Vistra Operations Co. LLC	7.75%(a)	10/15/2031	120,536
135,000	Vistra Operations Co. LLC	6.88%(a)	04/15/2032	137,712
195,000	Vital Energy, Inc.	7.88%(a)	04/15/2032	181,718
21,945	Vortex Opco LLC	8.00%(a)	04/30/2030	5,267
5,040	Vortex Opco LLC (3 mo. Term SOFR + 6.25%, 0.50% Floor)	10.54%(a)	04/30/2030	4,990

Principal Amount $	Security Description	Rate	Maturity	Value $
200,000	VT Topco, Inc.	8.50%(a)	08/15/2030	209,888
50,000	Walgreens Boots Alliance, Inc.	4.80%	11/18/2044	45,320
180,000	Walker & Dunlop, Inc.	6.63%(a)	04/01/2033	179,715
120,000	Wand NewCo 3, Inc.	7.63%(a)	01/30/2032	122,913
235,000	Watco Cos. LLC / Watco Finance Corp.	7.13%(a)	08/01/2032	236,528
120,000	Wayfair LLC	7.25%(a)	10/31/2029	115,212
240,000	Weatherford International Ltd.	8.63%(a)	04/30/2030	243,857
285,000	WESCO Distribution, Inc.	6.38%(a)	03/15/2033	286,680
150,000	Windstream Services LLC / Windstream Escrow Finance Corp.	8.25%(a)	10/01/2031	152,860
165,000	WR Grace Holdings LLC	5.63%(a)	08/15/2029	142,235
630,000	XHR LP	6.63%(a)	05/15/2030	619,284
215,000	XPO, Inc.	7.13%(a)	06/01/2031	220,385
	Total US Corporate Bonds (Cost $49,537,659)			48,555,557

US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 13.5%
	Federal Home Loan Mortgage Corp.
4,577,929	Pool RJ1071	6.00%	03/01/2054	4,711,479
4,626,630	Pool SD5141	6.00%	04/01/2054	4,726,923
3,005,178	Pool SD5964	5.50%	11/01/2053	3,042,547
2,743,636	Pool SD7100	5.50%	12/01/2054	2,744,848
5,452,521	Pool SL0223	5.50%	02/01/2055	5,482,795
488,678	Series 3926-HS (-1 x 30 day avg SOFR US + 6.34%, 0.00% Floor, 6.45% Cap)	1.99%(j)(k)	09/15/2041	61,100
2,092,604	Series 4631-FA (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	4.96%	11/15/2046	2,062,360
12,111,100	Series 4851-PF (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	4.86%	08/15/2057	11,835,047
1,277,937	Series 4981-GF (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	4.85%	06/25/2050	1,253,052
3,424,235	Series 5020-IH	3.00%(j)	08/25/2050	572,176
9,614,842	Series 5142-QI	3.00%(j)	09/25/2051	1,620,535
3,047,022	Series 5481-FC (30 day avg SOFR US + 1.50%, 1.50% Floor, 6.50% Cap)	5.84%	12/25/2054	3,077,076
5,000,000	Series 5524-AF (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.55%	04/25/2055	5,005,192
4,211,000	Series 5524-FB (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.56%	04/25/2055	4,215,371
4,212,000	Series 5527-FC (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.55%	09/25/2054	4,217,931
1,591,000	Series 5527-FD (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	5.55%	09/25/2054	1,593,490
12,500,000	Series 5531-AI	3.50%(j)	06/25/2041	1,614,854
	Federal National Mortgage Association
3,442,880	Pool CB7268	6.00%	10/01/2053	3,536,281
2,868,732	Pool CB7996	6.00%	02/01/2054	2,952,480
3,968,482	Pool CB8845	5.50%	07/01/2054	4,016,111
8,354,821	Pool CB9973	5.50%	02/01/2055	8,422,828
4,539,265	Pool FS6422	6.00%	11/01/2053	4,702,478
1,983,983	Pool FS7738	6.00%	03/01/2054	2,053,004
2,897,565	Pool FS8152	6.00%	06/01/2054	2,971,191
3,648,141	Pool MA5615	6.00%	02/01/2055	3,706,856
5,534,867	Series 2013-12-FT (30 day avg SOFR US + 0.46%, 0.35% Floor, 6.50% Cap)	4.80%	02/25/2043	5,426,091
7,132,863	Series 2017-11-SK (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	1.60%(j)(k)	03/25/2047	818,460
3,893,291	Series 2019-57-LF (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	4.95%	10/25/2049	3,793,803
19,810,978	Series 2019-M7-X	0.33%(i)(j)	04/25/2029	221,867
6,772,755	Series 2020-54-AS (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	1.70%(j)(k)	08/25/2050	854,838
3,597,131	Series 2020-84-LI	2.50%(j)	12/25/2050	575,690
2,679,692	Series 2021-3-QI	2.50%(j)	02/25/2051	429,062
8,121,849	Series 2021-32-AI	3.00%(j)	05/25/2046	882,050
7,598,886	Series 2021-42-IA	3.00%(j)	02/25/2051	1,168,559

124	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
21,813,867	Series 2021-M8-X	0.24%(i)(j)	11/25/2035	397,119
4,702,113	Series 2022-43-FA (30 day avg SOFR US + 0.55%, 0.55% Floor, 6.00% Cap)	4.89%	07/25/2052	4,593,562
3,003,863	Series 2022-86-IO	2.50%(j)	05/25/2050	441,804
3,237,808	Series 2024-100-FD (30 day avg SOFR US + 1.45%, 1.45% Floor, 6.50% Cap)	5.79%	06/25/2054	3,265,994
3,793,897	Series 2024-33-FE (30 day avg SOFR US + 1.25%, 1.25% Floor, 7.00% Cap)	5.59%	06/25/2054	3,825,705
2,531,315	Series 2024-76-FD (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.50% Cap)	5.59%	11/25/2054	2,536,202
4,249,667	Series 2024-89-FD (30 day avg SOFR US + 1.40%, 1.40% Floor, 6.50% Cap)	5.74%	09/25/2053	4,278,564
4,117,421	Series 2024-93-FL (30 day avg SOFR US + 1.45%, 1.45% Floor, 6.50% Cap)	5.79%	12/25/2054	4,153,264
5,500,000	Series 2025-28-FM (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.50% Cap)	5.60%	04/25/2055	5,508,881
6,560,048	Series 427-C7	2.50%(j)	08/25/2035	534,128
11,099,144	Series 431-C34	1.50%(j)	06/25/2037	547,096
20,544,348	Series 437-C1	1.50%(j)	05/25/2037	1,182,805
	FREMF Mortgage Trust
639,609	Series 2016-KF18-B (30 day avg SOFR US + 5.61%, 5.50% Floor)	9.97%(a)	05/25/2026	636,265
700,066	Series 2017-KF30-B (30 day avg SOFR US + 3.36%, 3.25% Floor)	7.72%(a)	03/25/2027	692,728
392,798	Series 2018-KF44-B (30 day avg SOFR US + 2.26%, 2.15% Floor)	6.62%(a)	04/25/2025	392,568
2,233,696	Series 2019-KF71-C (30 day avg SOFR US + 6.11%, 6.00% Floor)	10.47%(a)	10/25/2029	2,158,967
	Government National Mortgage Association
7,028,294	Series 2019-128-KS (-1 x 1 mo. Term SOFR + 2.74%, 0.00% Floor, 2.85% Cap)	0.00%(j)(k)	10/20/2049	51,842
6,016,945	Series 2020-104-SB (-1 x 1 mo. Term SOFR + 6.04%, 0.00% Floor, 6.15% Cap)	1.72%(j)(k)	07/20/2050	824,137
13,174,726	Series 2020-115-YS (-1 x 1 mo. Term SOFR + 4.09%, 0.00% Floor, 4.20% Cap)	0.00%(j)(k)	08/20/2050	467,113
26,023,114	Series 2020-129-SA (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00%(j)(k)	09/20/2050	411,259
32,946,040	Series 2020-146-IJ	2.50%(j)	10/20/2050	4,615,694
3,281,303	Series 2020-154-MI	3.00%(j)	10/20/2050	526,446
13,143,882	Series 2020-189-SU (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.87%(j)(k)	12/20/2050	1,955,756
7,354,245	Series 2021-1-SH (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.87%(j)(k)	01/20/2051	1,028,605
4,348,422	Series 2021-116-XI	3.50%(j)	03/20/2051	825,473
11,041,570	Series 2021-193-DS (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00%(j)(k)	11/20/2051	96,818
7,597,322	Series 2021-209-IP	3.00%(j)	11/20/2051	821,350
70,054,937	Series 2021-213-ES (-1 x 30 day avg SOFR US + 1.70%, 0.00% Floor, 1.70% Cap)	0.00%(j)(k)	12/20/2051	279,372
26,666,191	Series 2021-35-IO	1.03%(i)(j)	12/16/2062	2,039,078
2,995,333	Series 2022-137-IO	3.00%(j)	01/20/2052	402,128
46,588,111	Series 2022-192-IO	0.67%(i)(j)	09/16/2064	2,719,390
24,300,962	Series 2023-15-IO	0.92%(i)(j)	08/16/2064	1,724,894
46,676,079	Series 2024-15-BI	0.74%(i)(j)	10/16/2065	2,842,303
3,201,714	Series 2024-24-DI	3.50%(j)	11/20/2051	591,399
42,380,188	Series 2024-35-IB	0.80%(i)(j)	07/16/2065	2,765,439
3,768,834	Series 2024-6-BI	3.00%(j)	12/20/2051	591,736
	Total US Government and Agency Mortgage Backed Obligations (Cost $168,431,507)			165,094,309

Principal Amount $	Security Description	Rate	Maturity	Value $
US GOVERNMENT AND AGENCY OBLIGATIONS - 4.5%
32,900,000	United States Treasury Note/Bond	0.25%	08/31/2025	32,368,403
23,080,000	United States Treasury Note/Bond	0.75%	04/30/2026	22,284,111
	Total US Government and Agency Obligations (Cost $54,345,566)			54,652,514

Shares
COMMON STOCKS - 0.0%(l)
9,228	Flame Aggregator - Series R(d)(m)	46,509
917	Flame Aggregator - Series U(d)(m)	4,622
711	Stichting Administratiekantoor ADR(d)(m)	—
261	Stichting Administratiekantoor Unigel Creditors(d)(m)	—
	Total Common Stocks (Cost $20,803)	51,131

Principal Amount $
ESCROW NOTES - 0.0%(l)
600,000	Credito Real SAB de CV SOFOM ER(m)	5,592
	Total Escrow Notes (Cost $580,750)	5,592

Shares
WARRANTS - 0.0%(l)
3,500	Avation PLC, Expires 10/31/2026 at GBP 114.50(m)	1,130
	Total Warrants (Cost $—)	1,130

Principal Amount $/Shares
SHORT TERM INVESTMENTS - 11.6%
9,690,066	First American Government Obligations Fund - U	4.29%(n)		9,690,066
9,690,067	JPMorgan US Government Money Market Fund - IM	4.31%(n)		9,690,067
9,690,066	MSILF Government Portfolio - Institutional	4.27%(n)		9,690,066
114,000,000	United States Treasury Bill	0.00%	07/24/2025	112,497,638
	Total Short Term Investments (Cost $141,571,365)			141,567,837
	Total Investments - 99.6% (Cost $1,281,815,936)			1,216,651,964
	Other Assets in Excess of Liabilities - 0.4%			5,206,117
	NET ASSETS - 100.0%			$1,221,858,081

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	125

Schedule of Investments DoubleLine Flexible Income Fund (Cont.)

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Non-Agency Residential Collateralized Mortgage Obligations	15.8%
Collateralized Loan Obligations	15.2%
US Government and Agency Mortgage Backed Obligations	13.5%
Short Term Investments	11.6%
Non-Agency Commercial Mortgage Backed Obligations	11.2%
Bank Loans	11.2%
Asset Backed Obligations	6.5%
Foreign Corporate Bonds	4.8%
US Government and Agency Obligations	4.5%
US Corporate Bonds	4.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.3%
Common Stocks	0.0%(l)
Escrow Notes	0.0%(l)
Warrants	0.0%(l)
Other Assets and Liabilities	0.4%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Non-Agency Residential Collateralized Mortgage Obligations	15.8%
Collateralized Loan Obligations	15.2%
US Government and Agency Mortgage Backed Obligations	13.5%
Short Term Investments	11.6%
Non-Agency Commercial Mortgage Backed Obligations	11.2%
Asset Backed Obligations	6.5%
US Government and Agency Obligations	4.5%
Healthcare	1.8%
Electronics/Electric	1.6%
Energy	1.5%
Transportation	1.4%
Utilities	1.1%
Hotels/Motels/Inns and Casinos	1.0%
Banking	1.0%
Industrial Equipment	1.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.9%
Insurance	0.8%
Mining	0.8%
Finance	0.8%
Retailers (other than Food/Drug)	0.7%
Media	0.7%
Commercial Services	0.6%
Chemicals/Plastics	0.6%
Consumer Products	0.5%
Construction	0.5%
Telecommunications	0.5%
Aerospace & Defense	0.4%
Business Equipment and Services	0.4%
Containers and Glass Products	0.4%
Automotive	0.4%
Technology	0.4%
Leisure	0.3%
Food Products	0.3%
Building and Development (including Steel/Metals)	0.2%
Diversified Manufacturing	0.1%
Chemical Products	0.1%
Pharmaceuticals	0.1%
Real Estate	0.1%
Conglomerates	0.1%
Beverage and Tobacco	0.1%
Pulp & Paper	0.1%
IT Services	0.0%(l)
Consumer Staples	0.0%(l)
Financials	0.0%(l)
Food Service	0.0%(l)
Escrow Notes	0.0%(l)
Other Assets and Liabilities	0.4%
Net Assets	100.0%

126	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025
(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of March 31, 2025, the value of these securities total $593,457,954 or 48.6% of the Fund’s net assets.

(b)	Principal only security
(c)	Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid.
(d)	Value determined using significant unobservable inputs.
(e)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(f)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(g)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(h)	Perpetual maturity. The date disclosed is the next call date of the security.
(i)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(j)	Interest only security
(k)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(l)	Represents less than 0.05% of net assets.
(m)	Non-income producing security.
(n)	Seven-day yield as of period end.
CMT	Constant Maturity Treasury Rate
PIK
A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
GBP	British Pound
The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	127

Schedule of Investments DoubleLine Low Duration Emerging Markets Fixed Income Fund	March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
FOREIGN CORPORATE BONDS - 73.5%
BRAZIL - 10.5%
376,000	BRF GmbH	4.35%	09/29/2026	368,637
1,600,000	Cosan Luxembourg SA	5.50%	09/20/2029	1,561,379
2,675,478	Guara Norte Sarl	5.20%	06/15/2034	2,509,279
105,102	Invepar Holdings	0.00%(a)(b)	12/30/2028	—
1,100,000	Itau Unibanco Holding SA/Cayman Island	6.00%(c)	02/27/2030	1,124,283
1,600,000	Minerva Luxembourg SA	5.88%	01/19/2028	1,592,889
2,380,397	MV24 Capital BV	6.75%	06/01/2034	2,304,145
800,000	NBM US Holdings, Inc.	7.00%	05/14/2026	802,370
900,000	NBM US Holdings, Inc.	6.63%	08/06/2029	900,448
2,259,197	Prumo Participacoes e Investimentos S/A	7.50%	12/31/2031	2,285,098
1,200,000	Suzano Austria GmbH	5.00%	01/15/2030	1,173,520
200,000	Ultrapar International SA	5.25%	06/06/2029	197,098
				14,819,146

CHILE - 7.4%
1,900,000	Antofagasta PLC	2.38%	10/14/2030	1,639,353
900,000	Cencosud SA	4.38%	07/17/2027	888,826
4,724,715	Chile Electricity PEC SpA	0.00%(c)	01/25/2028	4,131,716
312,800	Empresa Electrica Angamos SA	4.88%	05/25/2029	284,468
1,115,050	Empresa Electrica Cochrane SpA	5.50%	05/14/2027	1,095,040
2,436,160	GNL Quintero SA	4.63%	07/31/2029	2,409,538
				10,448,941

COLOMBIA - 4.0%
3,290,198	AL Candelaria Spain SA	7.50%	12/15/2028	3,306,057
2,100,000	Banco de Bogota SA	6.25%	05/12/2026	2,111,886
280,000	Grupo de Inversiones Suramericana SA	5.50%	04/29/2026	280,284
				5,698,227

GUATEMALA - 3.6%
2,300,000	Banco Industrial SA/Guatemala (5 yr. CMT Rate + 4.44%)	4.88%	01/29/2031	2,280,450
400,000	Energuate Trust	5.88%	05/03/2027	398,278
1,503,000	Millicom International Cellular SA	5.13%	01/15/2028	1,469,000
965,700	Millicom International Cellular SA	6.25%	03/25/2029	962,242
				5,109,970

INDIA - 5.6%
880,000	Adani International Container Terminal Pvt Ltd.	3.00%	02/16/2031	753,860
2,200,000	Adani Ports & Special Economic Zone Ltd.	4.00%	07/30/2027	2,072,467
2,400,000	Adani Transmission Step-One Ltd.	4.00%	08/03/2026	2,311,023
200,000	Bharti Airtel Ltd.	4.38%	06/10/2025	199,833
1,548,750	JSW Hydro Energy Ltd.	4.13%	05/18/2031	1,391,109
1,300,000	JSW Infrastructure Ltd.	4.95%	01/21/2029	1,252,639
				7,980,931

INDONESIA - 4.6%
1,700,000	Freeport Indonesia PT	4.76%	04/14/2027	1,694,572
400,000	Freeport Indonesia PT	4.76%(c)	04/14/2027	398,723
2,500,000	Freeport-McMoRan, Inc.	4.13%	03/01/2028	2,462,113
2,000,000	Medco Oak Tree Pte Ltd.	7.38%	05/14/2026	2,009,416
				6,564,824

JAMAICA - 0.0%(d)
175,590	Digicel Group Holdings Ltd.	0.00%(b)(c)	12/31/2030	17,603
56,293	Digicel Group Holdings Ltd.	0.00%(b)(c)	12/31/2030	1,107
				18,710

Principal Amount $	Security Description	Rate	Maturity	Value $
KUWAIT - 2.7%
3,400,000	EQUATE Petrochemical Co. KSC	5.00%	05/18/2025	3,401,883
400,000	EQUATE Petrochemical Co. KSC	4.25%	11/03/2026	396,036
				3,797,919

MALAYSIA - 0.6%
800,000	Axiata SPV2 Bhd	4.36%	03/24/2026	797,222

MEXICO - 12.7%
1,200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (5 yr. CMT Rate + 3.00%)	7.53%	10/01/2028	1,264,219
2,450,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX (5 yr. CMT Rate + 2.65%)	5.13%	01/18/2033	2,330,648
1,185,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX (5 yr. CMT Rate + 4.31%)	5.88%	09/13/2034	1,141,488
1,900,000	Cemex SAB de CV (5 yr. CMT Rate + 4.53%)	5.13%(e)	06/08/2026	1,861,756
1,000,000	Cemex SAB de CV	5.45%	11/19/2029	994,441
827,904	Cometa Energia SAB de CV	6.38%	04/24/2035	828,564
2,500,000	Comision Federal de Electricidad	4.75%	02/23/2027	2,481,684
1,100,000	Industrias Penoles SAB de CV	4.15%	09/12/2029	1,056,507
2,300,000	KUO SAB De CV	5.75%	07/07/2027	2,264,291
3,078,395	Mexico Generadora de Energia S de RL	5.50%	12/06/2032	3,039,577
808,000	Southern Copper Corp.	3.88%	04/23/2025	807,514
				18,070,689

PANAMA - 0.2%
240,000	Global Bank Corp. (3 mo. LIBOR US + 3.30%)	5.25%(f)	04/16/2029	228,605

PARAGUAY - 1.9%
1,100,000	Banco Continental SAECA	2.75%	12/10/2025	1,081,250
1,600,000	Telefonica Celular del Paraguay SA	5.88%	04/15/2027	1,596,392
				2,677,642

PERU - 12.5%
2,100,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 3.00%)	3.13%	07/01/2030	2,086,302
1,800,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%(c)	09/30/2031	1,738,982
1,400,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 3.71%)	4.00%	07/08/2030	1,394,545
2,425,000	Fenix Power Peru SA	4.32%	09/20/2027	2,385,408
282,400	Hunt Oil Co. of Peru LLC Sucursal Del Peru	6.38%(c)	06/01/2028	287,229
2,240,000	InRetail Shopping Malls	5.75%	04/03/2028	2,229,524
700,000	Intercorp Financial Services, Inc.	4.13%	10/19/2027	680,153
45,206	Interoceanica IV Finance Ltd. Series 2007	0.00%(b)	11/30/2025	43,794
1,937,256	Lima Metro Line 2 Finance Ltd.	4.35%	04/05/2036	1,817,223
1,000,000	Nexa Resources SA	5.38%	05/04/2027	1,012,317

128	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
600,000	Nexa Resources SA	6.50%	01/18/2028	619,580
1,885,000	Orazul Energy Peru SA	5.63%	04/28/2027	1,855,217
1,600,000	Transportadora de Gas del Peru SA	4.25%	04/30/2028	1,581,698
				17,731,972

SINGAPORE - 4.8%
1,600,000	DBS Group Holdings Ltd. (5 yr. CMT Rate + 1.10%)	1.82%	03/10/2031	1,558,793
2,800,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	1.83%	09/10/2030	2,766,863
2,500,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.52%)	1.75%	03/16/2031	2,429,862
				6,755,518

SOUTH AFRICA - 1.3%
1,100,000	AngloGold Ashanti Holdings PLC	3.38%	11/01/2028	1,038,436
800,000	Gold Fields Orogen Holdings BVI Ltd.	6.13%	05/15/2029	831,425
				1,869,861

UNITED ARAB EMIRATES - 0.6%
977,461	Galaxy Pipeline Assets Bidco Ltd.	2.16%	03/31/2034	862,365

VIETNAM - 0.5%
762,451	Mong Duong Finance Holdings BV	5.13%	05/07/2029	739,447
	Total Foreign Corporate Bonds (Cost $103,992,341)			104,171,989

FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 25.5%
BRAZIL - 3.4%
2,000,000	Brazilian Government International Bond	4.50%	05/30/2029	1,937,727
1,100,000	Petrobras Global Finance BV	7.38%	01/17/2027	1,139,272
1,750,000	Petrobras Global Finance BV	6.00%	01/27/2028	1,775,037
				4,852,036

CHILE - 1.4%
372,000	Chile Electricity Lux MPC Sarl	6.01%	01/20/2033	382,230
300,000	Corp. Nacional del Cobre de Chile	3.00%	09/30/2029	275,034
400,000	Corp. Nacional del Cobre de Chile	3.15%	01/14/2030	366,098
1,100,000	Corp. Nacional del Cobre de Chile	3.75%	01/15/2031	1,013,311
				2,036,673

COLOMBIA - 2.2%
600,000	Colombia Government International Bond	4.50%	01/28/2026	598,170
2,500,000	Oleoducto Central SA	4.00%	07/14/2027	2,431,242
				3,029,412

DOMINICAN REPUBLIC - 2.3%
3,300,000	Dominican Republic International Bond	5.50%	02/22/2029	3,255,285

GUATEMALA - 2.4%
2,900,000	Guatemala Government Bond	4.50%	05/03/2026	2,871,348
500,000	Guatemala Government Bond	5.25%	08/10/2029	491,675
				3,363,023

Principal Amount $	Security Description	Rate	Maturity	Value $
INDIA - 1.4%
2,000,000	ONGC Videsh Vankorneft Pte Ltd.	3.75%	07/27/2026	1,975,338

INDONESIA - 3.4%
1,500,000	Bank Negara Indonesia Persero Tbk PT	3.75%	03/30/2026	1,467,643
2,400,000	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	4.75%	05/15/2025	2,398,362
1,000,000	Pertamina Persero PT	1.40%	02/09/2026	971,228
				4,837,233

MALAYSIA - 1.0%
1,500,000	TNB Global Ventures Capital Bhd	3.24%	10/19/2026	1,468,643

MEXICO - 2.8%
2,700,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands (5 yr. CMT Rate + 2.00%)	2.72%	08/11/2031	2,542,661
500,000	Comision Federal de Electricidad	4.69%	05/15/2029	479,540
500,000	Comision Federal de Electricidad	5.70%(c)	01/24/2030	489,675
500,000	Mexico Government International Bond	5.00%	05/07/2029	495,226
				4,007,102

PARAGUAY - 3.3%
2,969,204	Bioceanico Sovereign Certificate Ltd.	0.00%	06/05/2034	2,315,979
297,000	Paraguay Government International Bond	5.00%	04/15/2026	297,594
143,000	Paraguay Government International Bond	4.70%	03/27/2027	141,727
2,000,000	Paraguay Government International Bond	4.95%	04/28/2031	1,942,440
				4,697,740

PERU - 1.5%
1,338,838	Lima Metro Line 2 Finance Ltd.	5.88%	07/05/2034	1,353,157
900,000	Peruvian Government International Bond	2.78%	01/23/2031	791,235
				2,144,392

SOUTH AFRICA - 0.4%
500,000	Republic of South Africa Government International Bond	4.88%	04/14/2026	496,661
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $35,839,868)			36,163,538

Shares
SHORT TERM INVESTMENTS - 0.1%
63,864	First American Government Obligations Fund - U	4.29%(g)	63,864
63,864	JPMorgan US Government Money Market Fund - IM	4.31%(g)	63,864
63,865	MSILF Government Portfolio - Institutional	4.27%(g)	63,865
	Total Short Term Investments (Cost $191,593)		191,593
	Total Investments - 99.1% (Cost $140,023,802)		140,527,120
	Other Assets in Excess of Liabilities - 0.9%		1,257,644
	NET ASSETS - 100.0%		$141,784,764

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	129

Schedule of Investments DoubleLine Low Duration Emerging Markets Fixed Income Fund (Cont.)

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Foreign Corporate Bonds	73.5%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	25.5%
Short Term Investments	0.1%
Other Assets and Liabilities	0.9%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Banking	18.9%
Transportation	15.8%
Utilities	15.8%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	13.8%
Mining	9.9%
Energy	8.0%
Telecommunications	3.6%
Consumer Products	3.4%
Chemical Products	2.7%
Retailers (other than Food/Drug)	2.2%
Building and Development (including Steel/Metals)	2.0%
Conglomerates	1.6%
Pulp & Paper	0.8%
Food Products	0.3%
Finance	0.2%
Short Term Investments	0.1%
Other Assets and Liabilities	0.9%
Net Assets	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:
Mexico	15.5%
Peru	14.0%
Brazil	13.9%
Chile	8.8%
Indonesia	8.0%
India	7.0%
Colombia	6.2%
Guatemala	6.0%
Paraguay	5.2%
Singapore	4.8%
Kuwait	2.7%
Dominican Republic	2.3%
South Africa	1.7%
Malaysia	1.6%
United Arab Emirates	0.6%
Vietnam	0.5%
Panama	0.2%
United States	0.1%
Jamaica	0.0%(d)
Other Assets and Liabilities	0.9%
Net Assets	100.0%

(a)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(b)	Value determined using significant unobservable inputs.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of March 31, 2025, the value of these securities total $8,189,318 or 5.8% of the Fund's net assets.

(d)	Represents less than 0.05% of net assets.
(e)	Perpetual maturity. The date disclosed is the next call date of the security.
(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(g)	Seven-day yield as of period end.
CMT	Constant Maturity Treasury Rate
LIBOR	London Interbank Offered Rate
130	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Long Duration Total Return Bond Fund	March 31, 2025

Principal Amount$	Security Description	Rate	Maturity	Value $
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 86.7%
	Federal Home Loan Mortgage Corp.
1,494,355	Pool SD7512	3.00%	02/01/2050	1,320,078
1,512,164	Pool SD7553	3.00%	03/01/2052	1,333,644
1,061,513	Series 4460-KB	3.50%	03/15/2045	970,802
537,868	Series 4839-WO	0.00%(a)	08/15/2056	353,407
2,000,000	Series 4994-AV	2.00%	12/25/2045	1,587,308
1,322,369	Series 5145-HZ	3.00%(b)	09/25/2051	812,036
1,941,823	Series 5155-JZ	3.00%(b)	10/25/2051	1,179,762
1,768,646	Series 5155-KZ	3.00%(b)	10/25/2051	1,119,516
1,578,076	Series 5160-ZY	3.00%(b)	10/25/2050	1,128,885
1,881,787	Series 5171-Z	2.00%(b)	12/25/2051	1,040,271
1,272,249	Series 5319-PO	0.00%(a)	08/25/2050	876,230
335,385	Series 5326-UO	0.00%(a)	10/25/2050	219,818
	Federal National Mortgage Association
1,508,657	Pool 310233	3.50%	03/01/2044	1,404,145
967,000	Pool BS7220	5.23%	11/01/2032	1,010,959
1,576,520	Pool BU5836	2.00%	11/01/2051	1,273,101
1,461,390	Pool BV9867	3.00%	05/01/2052	1,268,909
1,031,665	Pool BZ0782	5.76%	04/01/2054	1,100,690
1,031,665	Pool BZ0785	5.76%	04/01/2054	1,106,285
287,000	Pool BZ1178	5.81%	06/01/2031	301,238
1,291,151	Pool FM8691	2.50%	09/01/2051	1,090,781
2,016,285	Pool FS0176	2.50%	01/01/2052	1,690,154
1,439,352	Pool FS3826	3.00%	01/01/2052	1,248,798
1,408,400	Pool FS5984	3.00%	12/01/2050	1,243,744
1,274,567	Pool FS7149	2.50%	03/01/2052	1,072,174
1,454,400	Pool FS8304	3.00%	05/01/2052	1,275,664
1,260,000	Series 2012-128-UC	2.50%	11/25/2042	953,067
660,688	Series 2013-66-ZK	3.00%(b)	07/25/2043	495,448
1,595,117	Series 2014-42-BZ	3.00%(b)	07/25/2044	1,409,624
367,026	Series 2014-68-TD	3.00%	11/25/2044	333,626
487,718	Series 2014-80-KL	2.00%	05/25/2043	330,490
674,878	Series 2016-64-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	1.55%(c)(d)	09/25/2046	74,278
206,453	Series 2018-21-PO	0.00%(a)	04/25/2048	151,628
2,862,131	Series 2019-68-ZL	2.50%(b)	11/25/2049	2,216,733
1,631,106	Series 2021-17-SB (-1 x 30 day avg SOFR US + 3.30%, 0.00% Floor, 3.30% Cap)	0.00%(c)(d)	04/25/2051	26,043
1,836,003	Series 2021-93-Z	3.00%(b)	08/25/2051	1,236,397
3,178,000	Series 2023-M1-2A2	3.94%(e)	07/25/2040	2,926,933
	FNCL
730,000	TBA	2.50%(g)	09/25/2049	607,119
	Freddie Mac Seasoned Credit Risk Transfer Trust
1,005,000	Series 2021-2-MBU	2.50%	11/25/2060	705,147
	Government National Mortgage Association
209,152	Series 2013-180-LO	0.00%(a)	11/16/2043	162,596
3,572,116	Series 2015-79-VZ	2.50%(b)	05/20/2045	3,141,709
355,645	Series 2016-12-MZ	3.00%(b)	01/20/2046	282,888
1,213,683	Series 2017-122-CZ	3.00%(b)	08/20/2047	958,559
1,482,469	Series 2021-105-JS (-1 x 30 day avg SOFR US + 3.65%, 0.00% Floor, 3.65% Cap)	0.00%(c)(d)	06/20/2051	44,349
1,398,395	Series 2021-223-EZ	3.00%(b)	12/20/2051	1,029,451
693,420	Series 2021-42-SB (-1 x 1 mo. Term SOFR + 6.24%, 0.00% Floor, 6.35% Cap)	1.92%(c)(d)	03/20/2051	105,519
1,547,366	Series 2021-89-SA (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00%(c)(d)	05/20/2051	50,194
381,015	Series 2022-160-DZ	4.50%(b)	09/20/2052	306,899
8,381,754	Series 2022-85-SA (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00%(c)(d)	05/20/2052	30,302
1,827,272	Series 2022-9-MZ	3.50%(b)	01/20/2052	1,401,248
1,052,000	Series 2022-99-QG	3.50%	01/20/2052	903,818
845,536	Series 2023-140-PO	0.00%(a)	06/20/2048	564,311
	Total US Government and Agency Mortgage Backed Obligations (Cost $50,061,448)			47,476,775

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
SHORT TERM INVESTMENTS - 12.9%
1,710,286	First American Government Obligations Fund - U	4.29%(f)		1,710,286
1,710,287	JPMorgan US Government Money Market Fund - IM	4.31%(f)		1,710,287
1,710,287	MSILF Government Portfolio - Institutional	4.27%(f)		1,710,287
2,000,000	United States Treasury Bill	0.00%	09/18/2025	1,961,419
	Total Short Term Investments (Cost $7,092,076)			7,092,279
	Total Investments - 99.6% (Cost $57,153,524)			54,569,054
	Other Assets in Excess of Liabilities - 0.4%			211,164
	NET ASSETS - 100.0%			$54,780,218

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Mortgage Backed Obligations	86.7%
Short Term Investments	12.9%
Other Assets and Liabilities	0.4%
Net Assets	100.0%

(a)	Principal only security
(b)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.

(c)	Interest only security
(d)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(f)	Seven-day yield as of period end.
(g)	Represents or includes a TBA transaction.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Futures Contracts

Description	Long/ Short	Contract Quantity	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury Ultra Bonds	Long	179	6/18/2025	$21,425,786	$456,964
U.S. Treasury Long Bonds	Long	105	6/18/2025	12,060,501	254,031
U.S. Treasury 2 Year Notes	Long	15	6/30/2025	3,088,390	19,188
U.S. Treasury 5 Year Notes	Short	(88)	6/30/2025	(9,416,037)	(101,713)
10 Year U.S. Ultra Treasury Notes	Short	(234)	6/18/2025	(26,183,780)	(521,470)
					$107,000

(1)	Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.
The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	131

Schedule of Investments (Consolidated) DoubleLine Strategic Commodity Fund	March 31, 2025

Principal Amount $/ Shares	Security Description	Rate	Maturity	Value $
SHORT TERM INVESTMENTS - 98.6%
428,872	First American Government Obligations Fund - U	4.29%(a)(b)		428,872
428,871	JPMorgan US Government Money Market Fund - IM	4.31%(a)(b)		428,871
428,872	MSILF Government Portfolio - Institutional	4.27%(a)(b)		428,872
14,500,000	United States Treasury Bill	0.00%(a)(c)	05/08/2025	14,436,961
86,000,000	United States Treasury Bill	0.00%(a)(c)	05/13/2025	85,576,543
9,000,000	United States Treasury Bill	0.00%(a)	05/20/2025	8,948,275
4,000,000	United States Treasury Bill	0.00%(a)	07/31/2025	3,944,004
	Total Short Term Investments (Cost $114,194,063)			114,192,398
	Total Investments - 98.6% (Cost $114,194,063)			114,192,398
	Other Assets in Excess of Liabilities - 1.4%			1,592,998
	NET ASSETS - 100.0%			$115,785,396

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Short Term Investments	98.6%
Other Assets and Liabilities	1.4%
Net Assets	100.0%

(a)	All or a portion of this security is owned by DoubleLine Strategic Commodity Ltd., which is a wholly owned subsidiary of the DoubleLine Strategic Commodity Fund.
(b)	Seven-day yield as of period end.
(c)	All or a portion of security has been pledged as collateral.
Swap Agreements
Excess Return Swaps

Reference Entity	Counterparty	Long/ Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Commodity Beta Basket Swap(1)(2)	Barclays Capital, Inc.	Long	0.20%	Termination	04-01-2025	$39,400,000	$934,866	$ —	$934,866
Commodity Beta Basket Swap(1)(2)	Canadian Imperial Bank of Commerce	Long	0.21%	Termination	04-01-2025	20,900,000	495,746	—	495,746
Commodity Beta Basket Swap(1)(2)	Bank of America Merrill Lynch	Long	0.23%	Termination	04-01-2025	20,900,000	495,425	—	495,425
Long Commodity Basket Swap(1)(3)	Canadian Imperial Bank of Commerce	Long	0.20%	Termination	04-01-2025	8,700,000	81,852	—	81,852
Long Commodity Basket Swap(1)(4)	Bank of America Merrill Lynch	Long	0.20%	Termination	04-01-2025	8,700,000	81,849	—	81,849
Short Commodity Basket Swap(1)(5)	Bank of America Merrill Lynch	Short	0.00%	Termination	04-01-2025	(8,700,000)	(185,523)	—	(185,523)
Short Commodity Basket Swap(1)(6)	Canadian Imperial Bank of Commerce	Short	0.00%	Termination	04-01-2025	(8,700,000)	(185,526)	—	(185,526)
							$1,718,689	$ —	$1,718,689

(1)	All or a portion of this security is owned by DoubleLine Strategic Commodity Ltd., which is a wholly-owned subsidiary of the DoubleLine Strategic Commodity Fund.
(2)
Commodity Beta Basket Swap represents a swap on a basket of commodity indices designed to approximate the broad commodity market. At March 31, 2025, all constituents and their weightings were as follows:

Index	Ticker	Contract Value(7)	Value of Index	Weightings
Electrolytic Copper Future	LP1	0.20	$136	21.2%
Soybean Future	S1	0.38	120	18.7%
Nickel Future	LN1	0.30	85	13.2%
Crude Oil Future	CL1	0.09	64	9.9%
Brent Crude Future	CO1	0.09	64	9.9%
Sugar No. 11 Future	SB1	0.18	34	5.3%
Live Cattle Future	LC1	0.15	33	5.1%
Gasoline RBOB Future	XB1	0.05	32	5.0%
Low Sulphur Gas Oil Future	QS1	0.08	32	4.9%
Cotton No. 2 Future	CT1	0.46	24	3.9%
NY Harbor ULSD Heating Oil Future	HO1	0.07	19	2.9%
			$643	100.0%

132	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025
(3)	Long Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At March 31, 2025, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value(7)	Value of Index	Weightings
S&P GSCI 2 Month Forward Crude Oil Index ER	SG2MCLP	0.05	$31	20.7%
S&P GSCI 2 Month Forward Brent Crude Index ER	SG2MBRP	0.03	30	20.6%
S&P GSCI 2 Month Forward Corn Index ER	SG2MCNP	1.11	29	19.8%
S&P GSCI 2 Month Forward Coffee Index ER	SG2MKCP	0.96	29	19.7%
S&P GSCI 2 Month Forward Cocoa Index ER	SG2MCCP	0.09	28	19.2%
			$147	100.0%

(4)	Long Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At March 31, 2025, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value(7)	Value of Index	Weightings
S&P GSCI 2 Month Forward Crude Oil Index ER	SG2MCLP	0.07	$40	20.7%
S&P GSCI 2 Month Forward Brent Crude Index ER	SG2MBRP	0.04	39	20.6%
S&P GSCI 2 Month Forward Corn Index ER	SG2MCNP	1.45	38	19.8%
S&P GSCI 2 Month Forward Coffee Index ER	SG2MKCP	1.25	38	19.7%
S&P GSCI 2 Month Forward Cocoa Index ER	SG2MCCP	0.11	36	19.2%
			$191	100.0%

(5)	Short Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At March 31, 2025, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value(7)	Value of Index	Weightings
S&P GSCI 2 Month Forward Silver Index ER	SG2MSIP	0.12	$39	21.0%
S&P GSCI 2 Month Forward Sugar Index ER	SG2MSBP	0.36	38	20.4%
S&P GSCI 2 Month Forward Cotton Index ER	SG2MCTP	0.95	37	20.0%
S&P GSCI 2 Month Forward Kansas Wheat Index ER	SG2MKWP	1.52	36	19.4%
S&P GSCI 2 Month Forward Wheat Index ER	SG2MWHP	4.41	35	19.2%
			$185	100.0%

(6)	Short Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At March 31, 2025, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value(7)	Value of Index	Weightings
S&P GSCI 2 Month Forward Silver Index ER	SG2MSIP	0.13	$43	21.0%
S&P GSCI 2 Month Forward Sugar Index ER	SG2MSBP	0.40	41	20.4%
S&P GSCI 2 Month Forward Cotton Index ER	SG2MCTP	1.04	41	20.0%
S&P GSCI 2 Month Forward Kansas Wheat Index ER	SG2MKWP	1.66	39	19.4%
S&P GSCI 2 Month Forward Wheat Index ER	SG2MWHP	4.82	39	19.2%
			$203	100.0%

(7)
Contract value represents the number of units of the underlying constituent’s index in one unit of the custom basket index at creation. The contract value is calculated by multiplying each constituent’s weight by the starting price of the custom basket index and dividing by the starting price of the constituent’s index. The contract value will differ depending on the date the swap is initiated.

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	133

Schedule of Investments DoubleLine Global Bond Fund	March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 55.9%
AUSTRALIA - 0.9%
2,617,000 AUD	Australia Government Bond	1.50%	06/21/2031	1,411,095

BELGIUM - 3.7%
3,126,000 EUR	Kingdom of Belgium Government Bond	0.90%(a)	06/22/2029	3,169,753
2,200,000 EUR	Kingdom of Belgium Government Bond	2.85%(a)	10/22/2034	2,308,179
				5,477,932

CANADA - 1.7%
1,700,000 CAD	Canadian Government Bond	1.50%	06/01/2031	1,098,752
1,970,000 CAD	Canadian Government Bond	3.25%	12/01/2034	1,400,798
				2,499,550

CZECH REPUBLIC - 2.7%
29,600,000 CZK	Czech Republic Government Bond	2.75%	07/23/2029	1,235,257
56,800,000 CZK	Czech Republic Government Bond	6.20%	06/16/2031	2,768,235
				4,003,492

FRANCE - 7.6%
1,800,000 EUR	French Republic Government Bond OAT	0.50%(a)	05/25/2029	1,788,323
660,000 EUR	French Republic Government Bond OAT	0.00%(a)	11/25/2029	631,388
5,730,297 EUR	French Republic Government Bond OAT	0.70%(a)	07/25/2030	6,204,573
2,460,000 EUR	French Republic Government Bond OAT	3.00%(a)	05/25/2033	2,621,049
				11,245,333

GERMANY - 7.3%
7,190,000 EUR	Bundesrepublik Deutschland Bundesanleihe	0.00%	08/15/2030	6,875,899
2,500,000 EUR	Bundesrepublik Deutschland Bundesanleihe	0.00%	02/15/2031	2,356,009
1,630,000 EUR	Bundesrepublik Deutschland Bundesanleihe	1.70%	08/15/2032	1,666,965
				10,898,873

IRELAND - 1.8%
680,000 EUR	Ireland Government Bond	0.90%	05/15/2028	706,716
1,910,000 EUR	Ireland Government Bond	1.10%	05/15/2029	1,961,575
				2,668,291

ISRAEL - 2.0%
9,300,000 ILS	Israel Government Bond	0.50%	02/27/2026	2,421,289
1,900,000 ILS	Israel Government Bond	3.75%	09/30/2027	504,731
				2,926,020

JAPAN - 12.1%
361,000,000 JPY	Japan Government Ten Year Bond	0.10%	12/20/2026	2,378,509
812,500,000 JPY	Japan Government Ten Year Bond	0.10%	12/20/2027	5,303,829
500,000,000 JPY	Japan Government Twenty Year Bond	1.90%	03/20/2031	3,476,908
418,000,000 JPY	Japan Government Twenty Year Bond	0.50%	03/20/2038	2,374,004
560,000,000 JPY	Japan Government Twenty Year Bond	0.30%	09/20/2039	2,979,137
240,000,000 JPY	Japan Government Twenty Year Bond	1.80%	09/20/2044	1,502,726
				18,015,113

MEXICO - 0.6%
20,300,000 MXN	Mexican Bonos	5.75%	03/05/2026	967,215

Principal Amount $	Security Description	Rate	Maturity	Value $
NEW ZEALAND - 1.2%
3,600,000 NZD	New Zealand Government Bond	1.50%	05/15/2031	1,750,170

PERU - 2.6%
13,900,000 PEN	Peru Government Bond	6.15%	08/12/2032	3,801,060

POLAND - 1.5%
11,100,000 PLN	Republic of Poland Government Bond	1.75%	04/25/2032	2,246,422

PORTUGAL - 0.9%
1,420,000 EUR	Portugal Obrigacoes do Tesouro OT	0.48%(a)	10/18/2030	1,373,213

SOUTH AFRICA - 2.6%
38,190,000 ZAR	Republic of South Africa Government Bond	8.00%	01/31/2030	1,996,105
38,570,000 ZAR	Republic of South Africa Government Bond	8.88%	02/28/2035	1,883,561
				3,879,666

SPAIN - 4.6%
1,470,000 EUR	Spain Government Bond	1.30%(a)	10/31/2026	1,570,517
4,440,000 EUR	Spain Government Bond	0.60%(a)	10/31/2029	4,389,342
970,000 EUR	Spain Government Bond	0.50%(a)	04/30/2030	941,525
				6,901,384

UNITED KINGDOM - 2.1%
2,500,000 GBP	United Kingdom Gilt	4.25%	03/07/2036	3,094,968
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $91,418,326)			83,159,797

US GOVERNMENT AND AGENCY OBLIGATIONS - 39.9%
UNITED STATES - 39.9%
2,400,000 USD	United States Treasury Note/Bond	0.25%	06/30/2025	2,376,209
2,410,000 USD	United States Treasury Note/Bond	0.25%	07/31/2025	2,377,887
3,570,000 USD	United States Treasury Note/Bond	0.38%	11/30/2025	3,482,232
4,960,000 USD	United States Treasury Note/Bond	0.75%	05/31/2026	4,776,906
3,840,000 USD	United States Treasury Note/Bond	0.63%	03/31/2027	3,600,375
3,280,000 USD	United States Treasury Note/Bond	0.50%	10/31/2027	3,009,464
3,270,000 USD	United States Treasury Note/Bond	0.63%	11/30/2027	3,002,397
3,620,000 USD	United States Treasury Note/Bond	0.63%	12/31/2027	3,314,633
5,980,000 USD	United States Treasury Note/Bond	0.75%	01/31/2028	5,482,095
6,070,000 USD	United States Treasury Note/Bond	0.63%	05/15/2030	5,136,500
6,470,000 USD	United States Treasury Note/Bond	0.63%	08/15/2030	5,428,229
6,780,000 USD	United States Treasury Note/Bond	0.88%	11/15/2030	5,723,141
2,270,000 USD	United States Treasury Note/Bond	1.13%	05/15/2040	1,437,415
3,110,000 USD	United States Treasury Note/Bond	1.38%	11/15/2040	2,022,472
2,620,000 USD	United States Treasury Note/Bond	1.75%	08/15/2041	1,776,688
7,080,000 USD	United States Treasury Note/Bond	1.25%	05/15/2050	3,517,598
5,440,000 USD	United States Treasury Note/Bond	1.38%	08/15/2050	2,773,763
	Total US Government and Agency Obligations (Cost $59,000,046)			59,238,004

134	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025

Shares	Security Description	Rate	Maturity	Value $
SHORT TERM INVESTMENTS - 2.2%
1,105,226 USD	First American Government Obligations Fund - U	4.29%(b)		1,105,226
1,105,226 USD	JPMorgan US Government Money Market Fund - IM	4.31%(b)		1,105,226
1,105,226 USD	MSILF Government Portfolio - Institutional	4.27%(b)		1,105,226
	Total Short Term Investments (Cost $3,315,678)			3,315,678
	Total Investments - 98.0% (Cost $153,734,050)			145,713,479
	Other Assets in Excess of Liabilities - 2.0%			2,998,257
	NET ASSETS - 100.0%			$148,711,736

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	55.9%
US Government and Agency Obligations	39.9%
Short Term Investments	2.2%
Other Assets and Liabilities	2.0%
Net Assets	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:
United States	42.1%
Japan	12.1%
France	7.6%
Germany	7.3%
Spain	4.6%
Belgium	3.7%
Czech Republic	2.7%
South Africa	2.6%
Peru	2.6%
United Kingdom	2.1%
Israel	2.0%
Ireland	1.8%
Canada	1.7%
Poland	1.5%
New Zealand	1.2%
Australia	0.9%
Portugal	0.9%
Mexico	0.6%
Other Assets and Liabilities	2.0%
Net Assets	100.0%

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of March 31, 2025, the value of these securities total $24,997,862 or 16.8% of the Fund's net assets.

(b)	Seven-day yield as of period end.
AUD	Australian Dollar
CAD	Canadian Dollar
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
USD	United States Dollar
ZAR	South African Rand
Forward Currency Exchange Contracts

Settlement Date	Counterparty	Currency to be Delivered		Value	Currency to be Received		Value	Unrealized Appreciation (Depreciation)
04/04/2025	State Street Bank & Trust Co.	3,477,322	USD	$ 3,477,321	3,242,000	EUR	$ 3,506,311	$28,989
04/04/2025	State Street Bank & Trust Co.	3,242,000	EUR	3,506,311	3,367,212	USD	3,367,212	(139,098)
								$ (110,109)

EUR	Euro
USD	United States Dollar
The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	135

Schedule of Investments DoubleLine Infrastructure Income Fund	March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
ASSET BACKED OBLIGATIONS - 45.4%
	ALTDE Trust
3,730,737	Series 2025-1A-B	6.53%(a)	08/15/2050	3,816,678
	Apollo Aviation Securitization Equity Trust
8,228,576	Series 2024-1A-B	6.90%(a)	05/16/2049	8,588,477
	Blackbird Capital Aircraft
2,144,160	Series 2016-1A-B	5.68%(a)(b)	12/16/2041	2,147,936
	Blue Stream Communications LLC
2,000,000	Series 2023-1A-C	8.90%(a)	05/20/2053	2,061,950
	Cloud Capital Holdco LP
3,500,000	Series 2024-2A-A2	5.92%(a)	11/22/2049	3,537,999
	Cologix Data Centers US Issuer LLC
2,250,000	Series 2021-1A-B	3.79%(a)	12/26/2051	2,146,028
	Cyrusone Holdco LLC
2,000,000	Series 2023-1A-A2	4.30%(a)	04/20/2048	1,947,931
1,342,101	Series 2023-1A-B	5.45%(a)	04/20/2048	1,316,011
1,500,000	Series 2024-3A-A2	4.65%(a)	05/20/2049	1,424,674
	DataBank Issuer
6,900,000	Series 2021-1A-A2	2.06%(a)	02/27/2051	6,703,446
2,100,000	Series 2021-1A-C	4.43%(a)	02/27/2051	2,023,392
6,000,000	Series 2021-2A-A2	2.40%(a)	10/25/2051	5,727,261
	Diamond Infrastructure Funding LLC
2,250,000	Series 2021-1A-B	2.36%(a)	04/15/2049	2,128,427
	DigitalBridge Group, Inc.
6,250,000	Series 2023-1A-B	5.75%(a)	09/15/2048	6,214,694
	Diversified Energy Co. PLC
5,427,778	Series 2025-1A-A1	5.95%(a)	02/28/2045	5,484,764
	Falcon Aerospace Ltd.
637,094	Series 2017-1-A	4.58%(a)	02/15/2042	641,800
	Falko Regional Aircraft Ltd.
3,062,592	Series 2021-1A-A	5.75%	04/15/2041	3,009,906
	GAIA Aviation Ltd.
2,415,678	Series 2019-1-A	3.97%(a)(b)	12/15/2044	2,346,560
	Goodgreen Trust
2,941,339	Series 2020-1A-A	2.63%(a)	04/15/2055	2,457,509
	GoodLeap Sustainable Home Solutions Trust
3,050,520	Series 2021-3CS-B	2.41%(a)	05/20/2048	2,238,300
	GreenSky Home Improvement Issuer Trust
9,025,000	Series 2025-1A-D	6.22%(a)	03/25/2060	9,027,455
	Helios Issuer LLC
1,162,383	Series 2018-1A-A	4.87%(a)	07/20/2048	1,103,742
3,459,467	Series 2020-2A-A	2.73%(a)	11/01/2055	2,837,353
1,138,654	Series 2021-B-B	2.01%(a)	07/20/2048	872,072
	HERO Funding Trust
10,032	Series 2015-2A-A	3.99%(a)	09/20/2040	9,353
293,535	Series 2016-3A-A2	3.91%(a)	09/20/2042	270,093
722,551	Series 2016-4A-A2	4.29%(a)	09/20/2047	668,669
	Horizon Aircraft Finance Ltd.
2,150,812	Series 2019-1-A	3.72%(a)	07/15/2039	2,071,120
	Hotwire Funding LLC
5,000,000	Series 2021-1-C	4.46%(a)	11/20/2051	4,827,668
	ITE Rail Fund Levered LP
3,287,837	Series 2021-1A-A	2.25%(a)	02/28/2051	3,059,914
2,144,012	Series 2021-3A-A	2.21%(a)	06/28/2051	2,023,091
	JOL Air Ltd.
2,840,859	Series 2019-1-A	3.97%(a)	04/15/2044	2,793,294
	Kestrel Aircraft Funding USA LLC
844,601	Series 2018-1A-A	4.25%(a)	12/15/2038	839,459
	Loanpal Solar Loan Ltd.
4,553,100	Series 2020-3GS-A	2.47%(a)	12/20/2047	3,654,228
	Luminace Issuer LLC
6,746,934	Series 2024-1-A	5.87%(a)	10/30/2031	6,709,407

Principal Amount $	Security Description	Rate	Maturity	Value $
	Mosaic Solar Loans LLC
1,266,426	Series 2018-1A-A	4.01%(a)	06/22/2043	1,165,430
1,672,907	Series 2019-2A-B	3.28%(a)	09/20/2040	1,485,837
1,807,852	Series 2020-1A-A	2.10%(a)	04/20/2046	1,599,599
2,761,308	Series 2021-3A-B	1.92%(a)	06/20/2052	2,119,386
1,866,299	Series 2022-1A-B	3.16%(a)	01/20/2053	1,483,262
4,859,219	Series 2025-1A-A	6.12%(a)	08/22/2050	4,911,130
	NP Railcar Holdings LLC
33,762	Series 2016-1A-A1	4.16%(a)	04/20/2046	33,571
1,007,288	Series 2017-1A-A1	3.37%(a)	10/21/2047	984,455
3,978,883	Series 2021-1A-A1	2.23%(a)	03/19/2051	3,813,888
	Purewest Abs Issuer LLC
4,500,000	Series 2025-1-A1	5.69%(a)	04/05/2040	4,513,378
	Shenton Aircraft Investment Ltd.
92,944	Series 2015-1A-A	4.75%(a)	10/15/2042	90,658
	Signal Rail
4,291,338	Series 2021-1-A	2.23%(a)	08/17/2051	3,966,296
	Start/Bermuda
641,107	Series 2018-1-A	4.09%(a)	05/15/2043	640,324
	Sunnova Energy International, Inc.
961,004	Series 2020-AA-A	2.98%(a)	06/20/2047	858,822
1,834,694	Series 2021-A-A	1.80%(a)	02/20/2048	1,444,680
	Sunrun, Inc.
4,983,698	Series 2021-2A-A	2.27%(a)	01/30/2057	4,335,860
	Switch ABS Issuer LLC
4,000,000	Series 2024-1A-B	6.50%(a)	03/25/2054	4,017,776
5,000,000	Series 2024-2A-C	10.03%(a)	06/25/2054	5,202,124
	Thunderbolt Aircraft Lease
764,117	Series 2018-A-A	4.15%(a)(b)	09/15/2038	758,368
2,559,213	Series 2018-A-B	5.07%(a)(b)	09/15/2038	2,319,535
	Trinity Industries Leasing Co.
2,296,381	Series 2010-1A-A	5.19%(a)	10/16/2040	2,303,766
	Vault DI Issuer LLC
5,000,000	Series 2021-1A-A2	2.80%(a)	07/15/2046	4,809,227
	Vivant Solar Financing V Parent LLC
4,225,228	Series 2018-1A-A	4.73%(a)	04/30/2048	3,989,743
	WAVE USA
1,331,907	Series 2017-1A-A	3.84%(a)	11/15/2042	1,294,913
	Total Asset Backed Obligations (Cost $171,310,474)			164,872,689

FOREIGN CORPORATE BONDS - 8.6%
5,500,000	APA Infrastructure Ltd.	4.25%(a)	07/15/2027	5,457,206
2,000,000	Emirates Semb Corp. Water & Power Co. PJSC	4.45%(a)	08/01/2035	1,864,955
1,870,256	Energia Eolica SA	6.00%(c)	08/30/2034	1,872,594
2,350,061	Fermaca Enterprises S de RL de CV	6.38%(a)	03/30/2038	2,276,539
1,280,330	Fermaca Enterprises S de RL de CV	6.38%	03/30/2038	1,240,275
433,231	Interoceanica IV Finance Ltd. Series 2007	0.00%(c)	11/30/2025	419,692
188,361	Interoceanica IV Finance Ltd. Series 2007	0.00%(a)(c)	11/30/2025	182,475
4,216,000	Sydney Airport Finance Co. Pty Ltd.	3.38%(a)	04/30/2025	4,211,408
8,299,000	TransCanada PipeLines Ltd.	4.63%	03/01/2034	7,832,435
6,000,000	Transelec SA	3.88%(a)	01/12/2029	5,796,749
	Total Foreign Corporate Bonds (Cost $31,587,750)			31,154,328

FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 0.8%
2,637,106	Lima Metro Line 2 Finance Ltd.	5.88%(a)	07/05/2034	2,665,309
141,998	Lima Metro Line 2 Finance Ltd.	5.88%	07/05/2034	143,517
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $2,884,774)			2,808,826

136	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
US CORPORATE BONDS - 42.6%
4,000,000	Ameren Illinois Co.	3.85%	09/01/2032	3,743,973
1,500,000	Ameren Illinois Co.	4.95%	06/01/2033	1,492,964
11,015,000	AT&T, Inc.	4.30%	12/15/2042	9,263,508
5,000,000	Burlington Northern Santa Fe LLC	5.20%	04/15/2054	4,764,083
3,500,000	Cheniere Energy, Inc.	5.65%	04/15/2034	3,542,117
8,000,000	Crown Castle, Inc.	5.10%	05/01/2033	7,822,955
5,000,000	Duke Energy Florida LLC	5.88%	11/15/2033	5,280,646
8,000,000	Energy Transfer LP	5.75%	02/15/2033	8,190,284
5,000,000	Enterprise Products Operating LLC	5.55%	02/16/2055	4,859,930
8,500,000	Eversource Energy	5.13%	05/15/2033	8,408,545
7,688,000	Exelon Corp.	4.05%	04/15/2030	7,451,020
5,750,000	Flex Intermediate Holdco LLC	4.32%(a)	12/30/2039	4,547,903
2,000,000	Foundry JV Holdco LLC	6.15%(a)	01/25/2032	2,080,928
2,000,000	Foundry JV Holdco LLC	5.88%(a)	01/25/2034	2,006,758
3,000,000	Foundry JV Holdco LLC	6.30%(a)	01/25/2039	3,111,316
6,000,000	HA Sustainable Infrastructure Capital, Inc.	6.38%(a)	07/01/2034	5,934,277
7,500,000	ITC Holdings Corp.	5.40%(a)	06/01/2033	7,550,850
5,500,000	Kinder Morgan, Inc.	5.55%	06/01/2045	5,158,814
8,000,000	MPLX LP	5.00%	03/01/2033	7,812,114
8,500,000	Ohio Power Co.	5.00%	06/01/2033	8,388,808
3,500,000	ONEOK, Inc.	6.63%	09/01/2053	3,664,949
5,000,000	Pluto 2 (GIP Sharon Finco)	6.64%(c)	09/30/2046	5,154,000
5,000,000	Sempra	5.50%	08/01/2033	5,041,492
10,000,000	Southern Co.	3.70%	04/30/2030	9,531,533
4,500,000	T-Mobile USA, Inc.	5.50%	01/15/2055	4,283,444
5,000,000	Venture Global Calcasieu Pass LLC	6.25%(a)	01/15/2030	5,078,185
6,000,000	Western Midstream Operating LP	5.25%	02/01/2050	5,118,337
5,000,000	Williams Cos., Inc.	6.30%	04/15/2040	5,274,505
	Total US Corporate Bonds (Cost $156,894,307)			154,558,238

US GOVERNMENT AND AGENCY OBLIGATIONS - 1.1%
4,000,000	United States Treasury Note/Bond	4.25%	06/30/2029	4,049,453
	Total US Government and Agency Obligations (Cost $4,025,735)			4,049,453
SHARES
SHORT TERM INVESTMENTS - 1.0%
1,172,312	First American Government Obligations Fund - U	4.29%(d)		1,172,312
1,172,312	JPMorgan US Government Money Market Fund - IM	4.31%(d)		1,172,312
1,172,313	MSILF Government Portfolio - Institutional	4.27%(d)		1,172,313
	Total Short Term Investments (Cost $3,516,937)			3,516,937
	Total Investments - 99.5% (Cost $370,219,977)			360,960,471
	Other Assets in Excess of Liabilities - 0.5%			1,954,023
	NET ASSETS - 100.0%			$362,914,494

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Asset Backed Obligations	45.4%
US Corporate Bonds	42.6%
Foreign Corporate Bonds	8.6%
US Government and Agency Obligations	1.1%
Short Term Investments	1.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.8%
Other Assets and Liabilities	0.5%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Asset Backed Obligations	45.4%
Energy	21.1%
Utilities	16.9%
Telecommunications	6.0%
Transportation	4.4%
Technology	2.0%
Finance	1.6%
US Government and Agency Obligations	1.1%
Short Term Investments	1.0%
Other Assets and Liabilities	0.5%
Net Assets	100.0%

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of March 31, 2025, the value of these securities total $214,627,641 or 59.1% of the Fund's net assets.

(b)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(c)	Value determined using significant unobservable inputs.
(d)	Seven-day yield as of period end.
The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	137

Schedule of Investments DoubleLine Shiller Enhanced International CAPE®	March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
ASSET BACKED OBLIGATIONS - 7.8%
	Affirm, Inc.
150,000	Series 2025-1A-B	5.13%(a)	02/15/2033	150,859
	Commonbond Student Loan Trust
286,038	Series 2017-BGS-B	3.26%(a)	09/25/2042	250,830
	Diamond Resorts Owner Trust
215,929	Series 2021-1A-A	1.51%(a)	11/21/2033	212,813
	DigitalBridge Group, Inc.
500,000	Series 2023-1A-A2A	5.00%(a)	09/15/2048	496,685
	Marlette Funding Trust
72,907	Series 2022-3A-B	5.95%(a)	11/15/2032	72,948
	Mosaic Solar Loans LLC
343,629	Series 2021-3A-A	1.44%(a)	06/20/2052	278,952
	National Collegiate Student Loan Trust
257,225	Series 2006-1-A5 (1 mo. Term SOFR + 0.46%, 0.00% Floor)	4.78%	03/25/2033	253,939
	Navient Student Loan Trust
283,290	Series 2018-A-B	3.68%(a)	02/18/2042	277,605
	Pagaya AI Debt Selection Trust
93,659	Series 2024-1-A	6.66%(a)	07/15/2031	94,597
	Tesla Sustainable Energy Trust
125,000	Series 2024-1A-A2	5.08%(a)	06/21/2050	125,486
	Total Asset Backed Obligations (Cost $2,213,817)			2,214,714

COLLATERALIZED LOAN OBLIGATIONS - 13.0%
	CBAM Ltd.
500,000	Series 2017-2A-AR (3 mo. Term SOFR + 1.45%, 1.19% Floor)	5.75%(a)	07/17/2034	498,779
	Highbridge Loan Management Ltd.
500,000	Series 3A-2014-CR (3 mo. Term SOFR + 3.86%, 0.00% Floor)	8.15%(a)	07/18/2029	501,107
	RR Ltd./Cayman Islands
500,000	Series 2021-14A-A1 (3 mo. Term SOFR + 1.38%, 1.38% Floor)	5.68%(a)	04/15/2036	500,407
	Sound Point CLO Ltd.
500,000	Series 2019-2A-AR (3 mo. Term SOFR + 1.43%, 1.17% Floor)	5.73%(a)	07/15/2034	500,100
1,000,000	Series 2020-1A-AR (3 mo. Term SOFR + 1.43%, 1.43% Floor)	5.72%(a)	07/20/2034	1,000,200
	Venture CDO Ltd.
192,255	Series 2017-29A-AR (3 mo. Term SOFR + 1.25%, 0.99% Floor)	5.57%(a)	09/07/2030	192,143
	Wellfleet CLO Ltd.
500,000	Series 2020-2A-AR (3 mo. Term SOFR + 1.48%, 1.22% Floor)	5.78%(a)	07/15/2034	499,975
	Total Collateralized Loan Obligations (Cost $3,683,719)			3,692,711

FOREIGN CORPORATE BONDS - 1.7%
10,000	Algonquin Power & Utilities Corp.	5.37%(b)	06/15/2026	10,061
22,000	Avolon Holdings Funding Ltd.	6.38%(a)	05/04/2028	22,773
50,000	Avolon Holdings Funding Ltd.	5.38%(a)	05/30/2030	50,083
2,000	BAT Capital Corp.	4.91%	04/02/2030	2,003
23,000	BAT International Finance PLC	5.93%	02/02/2029	23,978
24,000	Canadian Imperial Bank of Commerce (SOFR + 1.11%)	5.25%	01/13/2031	24,317
55,000	Canadian Pacific Railway Co.	4.80%	03/30/2030	55,227
71,000	Element Fleet Management Corp.	5.04%(a)	03/25/2030	71,047
12,000	Enbridge, Inc.	6.00%	11/15/2028	12,492
4,000	Freeport-McMoRan, Inc.	4.25%	03/01/2030	3,858
42,000	Glencore Funding LLC (SOFR + 1.06%)	5.41%(a)	04/04/2027	42,254

Principal Amount $	Security Description	Rate	Maturity	Value $
10,000	Glencore Funding LLC	4.91%(a)	04/01/2028	10,043
3,000	LYB Finance Co. BV	8.10%(a)	03/15/2027	3,169
33,000	Rio Tinto Finance USA PLC	4.88%	03/14/2030	33,347
47,000	Royal Bank of Canada (SOFR + 0.86%)	5.23%	10/18/2028	47,169
55,000	Videotron Ltd.	5.13%(a)	04/15/2027	54,946
	Total Foreign Corporate Bonds (Cost $464,451)			466,767

NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 13.7%
	280 Park Avenue Mortgage Trust
100,000	Series 2017-280P-A (1 mo. Term SOFR + 1.18%, 1.13% Floor)	5.50%(a)	09/15/2034	98,209
	Arbor Multifamily Mortgage Securities Trust
1,622,579	Series 2021-MF2-XA	1.11%(a)(c)(d)	06/15/2054	82,932
	AREIT Trust
53,287	Series 2022-CRE6-A (30 day avg SOFR US + 1.25%, 1.25% Floor)	5.60%(a)	01/20/2037	53,513
	BANK
2,707,510	Series 2021-BN36-XA	0.89%(c)(d)	09/15/2064	92,610
	BDS Ltd.
58,922	Series 2021-FL10-A (1 mo. Term SOFR + 1.46%, 1.46% Floor)	5.78%(a)	12/16/2036	59,268
	Benchmark Mortgage Trust
4,311,048	Series 2018-B2-XA	0.45%(c)(d)	02/15/2051	42,238
2,271,000	Series 2021-B26-XB	0.64%(a)(c)(d)	06/15/2054	73,463
1,778,629	Series 2021-B28-XA	1.26%(c)(d)	08/15/2054	99,453
	BPR Trust
120,000	Series 2021-TY-A (1 mo. Term SOFR + 1.16%, 1.05% Floor)	5.48%(a)	09/15/2038	119,612
	BrightSpire Capital, Inc.
38,366	Series 2021-FL1-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	5.58%(a)	08/19/2038	38,340
100,000	Series 2024-FL2-A (1 mo. Term SOFR + 1.95%, 1.95% Floor)	6.26%(a)	08/19/2037	100,337
	BX Trust
91,614	Series 2021-CIP-A (1 mo. Term SOFR + 1.04%, 0.92% Floor)	5.35%(a)	12/15/2038	91,429
56,869	Series 2021-XL2-A (1 mo. Term SOFR + 0.80%, 0.69% Floor)	5.12%(a)	10/15/2038	56,688
62,019	Series 2022-PSB-A (1 mo. Term SOFR + 2.45%, 2.45% Floor)	6.77%(a)	08/15/2039	61,941
	Citigroup Commercial Mortgage Trust
2,518,638	Series 2016-C1-XA	1.82%(c)(d)	05/10/2049	30,879
100,000	Series 2016-P3-A4	3.33%	04/15/2049	97,971
	Citigroup/Deutsche Bank Commercial Mortgage Trust
100,000	Series 2016-C1-B	4.20%(c)	05/10/2049	94,776
	Commercial Mortgage Pass Through Certificates
5,714,732	Series 2015-CR27-XA	0.89%(c)(d)	10/10/2048	5,596
5,899,257	Series 2015-LC21-XD	1.08%(a)(c)(d)	07/10/2048	59
	Commercial Mortgage Trust
2,400,000	Series 2021-PF1-XD	1.11%(a)(c)(d)	11/15/2054	142,896
	Computershare Corporate Trust
4,749,683	Series 2015-NXS2-XA	0.52%(c)(d)	07/15/2058	4,169
3,315,581	Series 2015-P2-XA	0.90%(c)(d)	12/15/2048	9,619
2,422,340	Series 2018-C48-XA	0.93%(c)(d)	01/15/2052	66,309
842,359	Series 2021-C59-XA	1.50%(c)(d)	04/15/2054	54,304
	Credit Suisse Mortgage Capital Certificates
164,000	Series 2017-TIME-A	3.65%(a)	11/13/2039	146,701
	Extended Stay America Trust
103,938	Series 2021-ESH-A (1 mo. Term SOFR + 1.19%, 1.08% Floor)	5.51%(a)	07/15/2038	103,910
	Franklin BSP Realty Trust, Inc.
44,559	Series 2022-FL8-A (30 day avg SOFR US + 1.50%, 1.50% Floor)	5.85%(a)	02/15/2037	44,451

138	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	FS Rialto
59,750	Series 2021-FL2-A (1 mo. Term SOFR + 1.33%, 1.33% Floor)	5.65%(a)	05/16/2038	59,742
	FS RIALTO
64,031	Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)	5.68%(a)	11/16/2036	64,275
	Granite Point Mortgage Trust, Inc.
28,758	Series 2021-FL3-A (1 mo. Term SOFR + 1.61%, 1.36% Floor)	5.93%(a)	07/16/2035	28,658
	Great Wolf Trust
100,000	Series 2024-WOLF-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.86%(a)	03/15/2039	100,198
	Greystone Commercial Real Estate Notes
62,861	Series 2021-FL3-A (1 mo. Term SOFR + 1.13%, 1.02% Floor)	5.45%(a)	07/15/2039	62,928
	GS Mortgage Securities Corp. II
4,121,536	Series 2016-GS4-XA	0.56%(c)(d)	11/10/2049	25,395
	KREF
57,477	Series 2021-FL2-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	5.50%(a)	02/15/2039	57,546
	Ladder Capital Commercial Mortgage Securities LLC
125,000	Series 2021-FL3-AS (1 mo. Term SOFR + 1.91%, 1.91% Floor)	6.23%(a)	11/15/2038	125,175
125,000	Series 2021-FL3-B (1 mo. Term SOFR + 2.31%, 2.31% Floor)	6.63%(a)	11/15/2038	124,905
	LoanCore
60,480	Series 2021-CRE5-A (1 mo. Term SOFR + 1.41%, 1.41% Floor)	5.73%(a)	07/15/2036	60,564
46,044	Series 2021-CRE6-A (1 mo. Term SOFR + 1.41%, 1.30% Floor)	5.73%(a)	11/15/2038	46,213
86,944	Series 2022-CRE7-A (30 day avg SOFR US + 1.55%, 1.55% Floor)	5.90%(a)	01/17/2037	87,188
	Lument Finance Trust, Inc.
39,617	Series 2021-FL1-A (1 mo. Term SOFR + 1.28%, 1.28% Floor)	5.60%(a)	06/15/2039	39,775
	MF1 Multifamily Housing Mortgage Loan Trust
83,363	Series 2022-FL8-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)	5.67%(a)	02/19/2037	83,433
59,324	Series 2022-FL9-A (1 mo. Term SOFR + 2.15%, 2.15% Floor)	6.47%(a)	06/19/2037	59,428
100,000	Series 2024-FL14-A (1 mo. Term SOFR + 1.74%, 1.74% Floor)	6.05%(a)	03/19/2039	100,461
	MFT Trust
186,000	Series 2020-ABC-D	3.48%(a)(c)	02/10/2042	108,791
	Morgan Stanley Bank of America Merrill Lynch Trust
90,000	Series 2015-C23-AS	4.00%(c)	07/15/2050	89,500
4,953,748	Series 2017-C34-XE	0.87%(a)(c)(d)	11/15/2052	96,043
	Morgan Stanley Capital I, Inc.
15,277,000	Series 2017-ASHF-XCP	0.00%(a)(c)(d)	11/15/2025	15
	Ready Capital Corp.
37,775	Series 2021-FL7-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.63%(a)	11/25/2036	37,884
	SG Commercial Mortgage Securities LLC
1,924,412	Series 2016-C5-XA	1.82%(c)(d)	10/10/2048	27,870
	SLG Office Trust
18,169,000	Series 2021-OVA-X	0.26%(a)(c)(d)	07/15/2041	231,320
	TPG Real Estate Finance Issuer Ltd.
44,354	Series 2021-FL4-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.63%(a)	03/15/2038	44,372
96,542	Series 2022-FL5-A (1 mo. Term SOFR + 1.65%, 1.65% Floor)	5.97%(a)	02/15/2039	96,879
100,000	Series 2025-FL6-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.87%(a)	09/18/2042	99,975

Principal Amount $	Security Description	Rate	Maturity	Value $
	UBS Commercial Mortgage Trust
5,378,000	Series 2017-C3-XB	0.42%(c)(d)	08/15/2050	54,023
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $5,782,214)			3,884,229

NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 18.2%
	AJAX Mortgage Loan Trust
178,240	Series 2021-C-A	5.12%(a)(b)	01/25/2061	178,256
	Chase Mortgage Finance Corp.
578,921	Series 2006-A1-2A2	5.71%(c)	09/25/2036	508,224
	Citigroup Mortgage Loan Trust, Inc.
35,460	Series 2006-AR2-1A2	5.47%(c)	03/25/2036	34,775
	COLT Funding LLC
423,436	Series 2021-HX1-A1	1.11%(a)(c)	10/25/2066	364,636
	Countrywide Alternative Loan Trust
310,996	Series 2007-9T1-1A6	6.00%	05/25/2037	151,590
	Credit Suisse Mortgage Capital Certificates
622,230	Series 2022-NQM1-A1	2.27%(a)(c)	11/25/2066	555,857
	Deutsche ALT-A Securities, Inc.
287,894	Series 2006-AR6-A6 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 10.50% Cap)	4.81%	02/25/2037	249,509
	Lehman XS Trust
121,497	Series 2007-6-2A1 (1 mo. Term SOFR + 0.53%, 0.42% Floor)	4.85%	05/25/2037	102,872
	Merrill Lynch Alternative Note Asset
765,656	Series 2007-OAR5-1A1	3.72%(c)	10/25/2047	212,793
	Merrill Lynch Mortgage Backed Securities Trust
802,858	Series 2007-2-1A1 (1 yr. CMT Rate + 2.40%, 2.40% Floor)	6.53%	08/25/2036	686,247
	Onslow Bay Mortgage Loan Trust
159,647	Series 2020-EXP2-A3	2.50%(a)(c)	05/25/2060	135,590
	PRPM LLC
259,229	Series 2021-4-A1	4.87%(a)(b)	04/25/2026	259,466
	RALI Trust
608,310	Series 2007-QS8-A3 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	5.03%	06/25/2037	448,275
	Starwood Mortgage Residential Trust
500,000	Series 2020-2-M1E	3.00%(a)	04/25/2060	487,231
316,029	Series 2021-5-A1	1.92%(a)(c)	09/25/2066	270,114
	Velocity Commercial Capital Loan Trust
155,483	Series 2018-2-A	4.05%(a)(c)	10/26/2048	151,531
437,834	Series 2021-2-M2	2.20%(a)(c)	08/25/2051	350,206
	Vericrest Opportunity Loan Transferee
19,626	Series 2021-NPL1-A1	5.89%(a)(b)	02/27/2051	19,637
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $5,959,592)			5,166,809

US CORPORATE BONDS - 14.5%
18,000	AbbVie, Inc.	4.88%	03/15/2030	18,264
17,000	AGCO Corp.	5.45%	03/21/2027	17,219
4,000	Agilent Technologies, Inc.	4.20%	09/09/2027	3,977
8,000	Ally Financial, Inc. (SOFR + 3.26%)	6.99%	06/13/2029	8,347
6,000	Ally Financial, Inc. (SOFR + 2.82%)	6.85%	01/03/2030	6,269
12,000	Altria Group, Inc.	6.20%	11/01/2028	12,606
12,000	Amcor Flexibles North America, Inc.	4.80%(a)	03/17/2028	12,069
56,000	American Electric Power Co., Inc.	5.20%	01/15/2029	56,945
14,000	American Homes 4 Rent LP	4.25%	02/15/2028	13,858
11,000	American National Group, Inc.	5.75%	10/01/2029	11,096
83,000	American Tower Corp.	4.90%	03/15/2030	83,472

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	139

Schedule of Investments DoubleLine Shiller Enhanced International CAPE® (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
26,000	APA Corp.	4.25%(a)	01/15/2030	24,733
25,000	AppLovin Corp.	5.13%	12/01/2029	25,105
74,000	Ares Capital Corp.	5.88%	03/01/2029	75,153
29,000	Arrow Electronics, Inc.	5.15%	08/21/2029	29,156
64,000	Athene Global Funding	4.72%(a)	10/08/2029	63,176
23,000	Atlassian Corp.	5.25%	05/15/2029	23,424
8,000	Avery Dennison Corp.	4.88%	12/06/2028	8,055
7,000	Bank of America Corp. (SOFR + 1.75%)	4.83%	07/22/2026	7,004
20,000	Bank of America Corp. (3 mo. Term SOFR + 1.32%)	3.56%	04/23/2027	19,787
47,000	Bank of America Corp. (SOFR + 0.83%)	4.98%	01/24/2029	47,483
16,000	Boardwalk Pipelines LP	4.45%	07/15/2027	15,914
46,000	Broadcom, Inc.	3.15%	11/15/2025	45,614
19,000	Broadcom, Inc.	4.35%	02/15/2030	18,728
9,000	Brown & Brown, Inc.	4.50%	03/15/2029	8,934
24,000	Bunge Ltd. Finance Corp.	4.20%	09/17/2029	23,598
72,000	Capital One Financial Corp. (SOFR + 2.16%)	4.99%	07/24/2026	72,023
23,000	Cardinal Health, Inc.	5.13%	02/15/2029	23,377
24,000	CenterPoint Energy, Inc.	5.40%	06/01/2029	24,534
35,000	Cheniere Energy Partners LP	4.50%	10/01/2029	34,057
31,000	Citigroup, Inc. (SOFR + 0.87%)	4.79%	03/04/2029	31,072
50,000	Citigroup, Inc. (SOFR + 1.34%)	4.54%	09/19/2030	49,339
4,000	Citizens Financial Group, Inc.	4.30%	12/03/2025	3,986
24,000	Citizens Financial Group, Inc. (SOFR + 2.01%)	5.84%	01/23/2030	24,659
12,000	CNA Financial Corp.	3.90%	05/01/2029	11,645
25,000	CNH Industrial Capital LLC	4.50%	10/08/2027	24,890
48,000	Corebridge Global Funding	5.75%(a)	07/02/2026	48,726
5,000	Coterra Energy, Inc.	3.90%	05/15/2027	4,923
3,000	Coterra Energy, Inc.	4.38%	03/15/2029	2,959
24,000	CubeSmart LP	4.38%	02/15/2029	23,559
12,000	Darden Restaurants, Inc.	4.35%	10/15/2027	11,915
10,000	DCP Midstream Operating LP	5.13%	05/15/2029	10,071
49,000	Dell International LLC / EMC Corp.	4.35%	02/01/2030	47,922
9,000	Delta Air Lines, Inc.	7.38%	01/15/2026	9,163
2,000	Delta Air Lines, Inc. / SkyMiles IP Ltd.	4.75%(a)	10/20/2028	1,992
12,000	Devon Energy Corp.	5.25%	10/15/2027	12,034
7,000	DOC DR LLC	4.30%	03/15/2027	6,964
27,000	Dominion Energy, Inc.	5.00%	06/15/2030	27,144
26,000	DTE Energy Co.	5.20%	04/01/2030	26,343
30,000	Edwards Lifesciences Corp.	4.30%	06/15/2028	29,632
28,000	Elevance Health, Inc.	5.15%	06/15/2029	28,575
51,000	Energy Transfer LP	6.05%	12/01/2026	52,127
7,000	EPR Properties	4.95%	04/15/2028	6,935
6,000	EQT Corp.	3.90%	10/01/2027	5,894
8,000	EQT Corp.	7.00%	02/01/2030	8,630
27,000	Equifax, Inc.	4.80%	09/15/2029	27,043
18,000	Essential Utilities, Inc.	4.80%	08/15/2027	18,073
2,000	Essential Utilities, Inc.	3.57%	05/01/2029	1,910
16,000	Evergy Kansas Central, Inc.	4.70%	03/13/2028	16,060
8,000	Eversource Energy	4.75%	05/15/2026	8,005
26,000	Exelon Corp.	5.15%	03/15/2029	26,448
106,000	Extra Space Storage LP	5.50%	07/01/2030	108,733
2,000	FirstEnergy Transmission LLC	4.55%	01/15/2030	1,973
66,000	Fiserv, Inc.	4.75%	03/15/2030	65,871
24,000	GATX Corp.	4.70%	04/01/2029	23,936
2,000	GATX Corp.	4.00%	06/30/2030	1,923
57,000	GE HealthCare Technologies, Inc.	4.80%	08/14/2029	57,192
48,000	Genuine Parts Co.	4.95%	08/15/2029	48,176
18,000	Global Payments, Inc.	5.30%	08/15/2029	18,282
34,000	Goldman Sachs Bank USA/New York NY (SOFR + 0.77%)	5.19%	03/18/2027	34,072
56,000	Hewlett Packard Enterprise Co.	4.55%	10/15/2029	55,408
26,000	Host Hotels & Resorts LP	3.38%	12/15/2029	24,173
7,000	Huntington Bancshares, Inc./OH (SOFR + 1.28%)	5.27%	01/15/2031	7,076
26,000	Hyatt Hotels Corp.	5.25%	06/30/2029	26,262
28,000	Hyundai Capital America	4.55%(a)	09/26/2029	27,410
19,000	Illumina, Inc.	4.65%	09/09/2026	18,989
13,000	Interstate Power and Light Co.	3.60%	04/01/2029	12,501
4,000	ITC Holdings Corp.	4.95%(a)	09/22/2027	4,029
78,000	Jacobs Engineering Group, Inc.	6.35%	08/18/2028	81,406

Principal Amount $	Security Description	Rate	Maturity	Value $
48,000	JPMorgan Chase & Co. (SOFR + 0.92%)	5.29%	04/22/2028	48,343
38,000	JPMorgan Chase & Co. (SOFR + 0.80%)	4.92%	01/24/2029	38,368
23,000	Kinder Morgan, Inc.	5.00%	02/01/2029	23,198
21,000	Kyndryl Holdings, Inc.	2.05%	10/15/2026	20,179
29,000	Laboratory Corp. of America Holdings	4.35%	04/01/2030	28,431
13,000	Lennar Corp.	5.25%	06/01/2026	13,043
27,000	LPL Holdings, Inc.	4.63%(a)	11/15/2027	26,789
12,000	M&T Bank Corp. (SOFR + 0.93%)	4.83%	01/16/2029	12,008
28,000	Marriott International, Inc./MD	4.80%	03/15/2030	27,945
55,000	Mars, Inc.	4.80%(a)	03/01/2030	55,328
22,000	Marvell Technology, Inc.	5.75%	02/15/2029	22,680
52,000	MasTec, Inc.	4.50%(a)	08/15/2028	50,804
28,000	Merck Sharp & Dohme Corp.	5.95%	12/01/2028	29,543
23,000	Meritage Homes Corp.	5.13%	06/06/2027	23,219
5,000	Meritage Homes Corp.	3.88%(a)	04/15/2029	4,764
10,000	Microchip Technology, Inc.	4.25%	09/01/2025	9,988
89,100	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.50%(a)	06/20/2027	89,540
2,000	Mohawk Industries, Inc.	5.85%	09/18/2028	2,073
47,000	MPLX LP	4.80%	02/15/2029	47,095
23,000	National Fuel Gas Co.	5.50%	03/15/2030	23,426
36,000	National Rural Utilities Cooperative Finance Corp.	4.75%	02/07/2028	36,363
5,000	New York Life Global Funding (SOFR + 0.48%)	4.89%(a)	06/09/2026	5,008
6,000	New York Life Global Funding	4.70%(a)	01/29/2029	6,035
69,000	NextEra Energy Capital Holdings, Inc.	5.05%	03/15/2030	69,927
28,000	NGPL PipeCo LLC	4.88%(a)	08/15/2027	27,960
43,000	NiSource, Inc.	5.20%	07/01/2029	43,806
18,000	Norfolk Southern Corp.	7.80%	05/15/2027	19,230
47,000	Occidental Petroleum Corp.	5.20%	08/01/2029	47,005
17,000	Omega Healthcare Investors, Inc.	4.75%	01/15/2028	16,965
47,000	ONEOK, Inc.	5.38%	06/01/2029	47,743
24,000	ONEOK, Inc.	4.40%	10/15/2029	23,583
52,000	Oracle Corp.	5.80%	11/10/2025	52,404
4,000	Pacific Life Global Funding II (SOFR + 0.62%)	5.03%(a)	06/04/2026	4,012
16,000	PayPal Holdings, Inc.	4.45%	03/06/2028	16,065
49,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.	5.25%(a)	02/01/2030	49,610
29,000	PNC Financial Services Group, Inc. (SOFR + 1.32%)	5.81%	06/12/2026	29,047
45,000	Public Service Enterprise Group, Inc.	5.88%	10/15/2028	46,823
26,000	Quanta Services, Inc.	4.75%	08/09/2027	26,054
32,000	Quest Diagnostics, Inc.	4.20%	06/30/2029	31,499
27,000	Republic Services, Inc.	4.75%	07/15/2030	27,143
4,000	RGA Global Funding	6.00%(a)	11/21/2028	4,188
3,000	Ryder System, Inc.	5.25%	06/01/2028	3,054
11,000	Ryder System, Inc.	4.95%	09/01/2029	11,074
30,000	Santander Holdings USA, Inc. (SOFR + 1.61%)	5.47%	03/20/2029	30,180
12,000	Sherwin-Williams Co.	4.55%	03/01/2028	12,021
16,000	Sonoco Products Co.	4.45%	09/01/2026	15,953
24,000	State Street Corp. (SOFR + 1.35%)	5.75%	11/04/2026	24,162
24,000	Sysco Corp.	5.10%	09/23/2030	24,370
53,000	Take-Two Interactive Software, Inc.	4.95%	03/28/2028	53,524
22,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.50%	07/15/2027	22,096
54,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.88%	01/15/2029	55,235
55,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.50%	03/01/2030	55,527
7,000	Toll Brothers Finance Corp.	4.88%	03/15/2027	7,005
54,000	Truist Financial Corp. (SOFR + 1.46%)	4.26%	07/28/2026	53,903
86,000	Truist Financial Corp. (SOFR + 2.45%)	7.16%	10/30/2029	92,624
18,000	Uber Technologies, Inc.	6.25%(a)	01/15/2028	18,139
5,000	US Bancorp (SOFR + 1.43%)	5.73%	10/21/2026	5,030

140	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
48,000	Veralto Corp.	5.50%	09/18/2026	48,601
59,000	VICI Properties LP / VICI Note Co., Inc.	4.25%(a)	12/01/2026	58,395
41,000	Wells Fargo & Co. (SOFR + 1.07%)	5.44%	04/22/2028	41,316
22,000	Wells Fargo & Co. (SOFR + 1.79%)	6.30%	10/23/2029	23,139
53,000	Welltower OP LLC	4.00%	06/01/2025	52,980
5,000	Western Midstream Operating LP	6.35%	01/15/2029	5,222
29,000	Western Midstream Operating LP	4.05%	02/01/2030	27,690
28,000	Williams Cos., Inc.	4.80%	11/15/2029	28,085
10,000	Xcel Energy, Inc.	4.00%	06/15/2028	9,809
9,000	Zimmer Biomet Holdings, Inc.	4.70%	02/19/2027	9,030
32,000	Zimmer Biomet Holdings, Inc.	5.05%	02/19/2030	32,347
	Total US Corporate Bonds (Cost $4,084,930)			4,107,772

US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 4.5%
	Federal National Mortgage Association
1,291,938	Series 2013-92-FA (30 day avg SOFR US + 0.66%, 0.55% Floor, 6.50% Cap)	5.00%	09/25/2043	1,277,297
	Total US Government and Agency Mortgage Backed Obligations (Cost $1,250,151)			1,277,297

US GOVERNMENT AND AGENCY OBLIGATIONS - 15.5%
800,000	United States Treasury Note/Bond	0.38%	01/31/2026	775,726
510,000	United States Treasury Note/Bond	0.75%	03/31/2026	493,724
600,000	United States Treasury Note/Bond	0.75%	05/31/2026	577,852
450,000	United States Treasury Note/Bond	0.63%	07/31/2026	430,611

Principal Amount $	Security Description	Rate	Maturity	Value $
1,000,000	United States Treasury Note/Bond	0.88%	09/30/2026	955,684
400,000	United States Treasury Note/Bond	0.63%	03/31/2027	375,039
400,000	United States Treasury Note/Bond	0.50%	06/30/2027	371,133
500,000	United States Treasury Note/Bond	0.88%(e)	11/15/2030	422,060
	Total US Government and Agency Obligations (Cost $4,373,513)			4,401,829
Shares
AFFILIATED MUTUAL FUNDS - 2.3%
72,135	DoubleLine Floating Rate Fund - Class I			640,555
	Total Affiliated Mutual Funds (Cost $686,722)			640,555

SHORT TERM INVESTMENTS - 9.1%
858,701	First American Government Obligations Fund - U	4.29%(f)		858,701
858,701	JPMorgan US Government Money Market Fund - IM	4.31%(f)		858,701
858,702	MSILF Government Portfolio - Institutional	4.27%(f)		858,702
	Total Short Term Investments (Cost $2,576,104)			2,576,104
	Total Investments - 100.3% (Cost $31,075,213)			28,428,787
	Other Liabilities in Excess of Assets - (0.3)%			(84,218)
	NET ASSETS - 100.0%			$28,344,569

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	141

Schedule of Investments DoubleLine Shiller Enhanced International CAPE® (Cont.)

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Non-Agency Residential Collateralized Mortgage Obligations	18.2%
US Government and Agency Obligations	15.5%
US Corporate Bonds	14.5%
Non-Agency Commercial Mortgage Backed Obligations	13.7%
Collateralized Loan Obligations	13.0%
Short Term Investments	9.1%
Asset Backed Obligations	7.8%
US Government and Agency Mortgage Backed Obligations	4.5%
Affiliated Mutual Funds	2.3%
Foreign Corporate Bonds	1.7%
Other Assets and Liabilities	(0.3)%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Non-Agency Residential Collateralized Mortgage Obligations	18.2%
US Government and Agency Obligations	15.5%
Non-Agency Commercial Mortgage Backed Obligations	13.7%
Collateralized Loan Obligations	13.0%
Short Term Investments	9.1%
Asset Backed Obligations	7.8%
US Government and Agency Mortgage Backed Obligations	4.5%
Banking	2.8%
Energy	2.3%
Affiliated Mutual Funds	2.3%
Technology	1.6%
Utilities	1.4%
Healthcare	0.9%
Real Estate	0.9%
Transportation	0.7%
Finance	0.7%
Insurance	0.6%
Industrial Equipment	0.6%
Media	0.4%
Hotels/Motels/Inns and Casinos	0.4%
Food Products	0.4%
Aerospace & Defense	0.4%
Construction	0.3%
Mining	0.3%
Telecommunications	0.3%
Diversified Manufacturing	0.2%
Retailers (other than Food/Drug)	0.2%
Pharmaceuticals	0.2%
Beverage and Tobacco	0.1%
Containers and Glass Products	0.1%
Automotive	0.1%
Environmental Control	0.1%
Commercial Services	0.1%
Chemicals/Plastics	0.1%
Food Service	0.0%(g)
Other Assets and Liabilities	(0.3)%
Net Assets	100.0%

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of March 31, 2025, the value of these securities total $12,352,549 or 43.6% of the Fund’s net assets.

(b)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(d)	Interest only security
(e)	All or a portion of security has been pledged as collateral.
(f)	Seven-day yield as of period end.
(g)	Represents less than 0.05% of net assets.
CMT Constant Maturity Treasury Rate
SOFR Secured Overnight Financing Rate
142	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025
Swap Agreements
Excess Return Swaps

Reference Entity	Counterparty	Long/ Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE® Europe Sector Net ER NoC Index(1)	BNP Paribas Securities Corp.	Long	0.20%	Termination	04/24/2025	14,900,000	EUR	$82,046	$ —	$82,046
Shiller Barclays CAPE® Europe Sector Net ER NoC Index(1)	BNP Paribas Securities Corp.	Long	0.20%	Termination	02/19/2026	12,000,000	EUR	(245,084)	—	(245,084)
								$(163,038)	$—	$(163,038)

(1)
Shiller Barclays CAPE® Europe Sector Net ER NoC Index aims to provide notional long exposure to the top four European equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each European sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of March 31, 2025, is available on the Barclays Capital, Inc. website at https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIIESAE.

EUR	Euro
Forward Currency Exchange Contracts

Settlement Date	Counterparty	Currency to be Delivered		Value	Currency to be Received		Value	Unrealized Appreciation (Depreciation)
02/04/2026	Goldman Sachs	5,152,676	USD	$5,152,676	4,900,000	EUR	$5,389,755	$237,079
02/04/2026	Barclays Capital, Inc.	4,206,446	USD	4,206,447	4,000,000	EUR	4,399,800	193,354
06/04/2025	Goldman Sachs	2,000,000	EUR	2,170,549	2,214,004	USD	2,214,004	43,455
06/04/2025	J.P. Morgan Securities, Inc.	1,600,000	EUR	1,736,439	1,748,996	USD	1,748,996	12,557
06/04/2025	Barclays Capital, Inc.	500,000	EUR	542,637	551,509	USD	551,509	8,871
10/08/2025	Barclays Capital, Inc.	334,578	USD	334,578	300,000	EUR	327,927	(6,651)
06/04/2025	J.P. Morgan Securities, Inc.	665,006	USD	665,006	600,000	EUR	651,165	(13,842)
10/08/2025	J.P. Morgan Securities, Inc.	700,000	EUR	765,163	746,793	USD	746,793	(18,370)
02/04/2026	J.P. Morgan Securities, Inc.	600,000	EUR	659,970	630,773	USD	630,773	(29,197)
10/08/2025	Goldman Sachs	3,347,491	USD	3,347,491	3,000,000	EUR	3,279,269	(68,222)
10/08/2025	J.P. Morgan Securities, Inc.	7,473,552	USD	7,473,552	6,700,000	EUR	7,323,700	(149,851)
06/04/2025	Goldman Sachs	14,123,231	USD	14,123,231	12,800,000	EUR	13,891,514	(231,717)
								$(22,534)

EUR	Euro
USD	US Dollar
A summary of the DoubleLine Shiller Enhanced International CAPE®'s investments in affiliated mutual funds for the period ended March 31, 2025 is as follows:

Fund	Value at March 31, 2024	Gross Purchases	Gross Sales	Net Realized Gain (Loss) for the Period Ended March 31, 2025	Change in Unrealized for the Period Ended March 31, 2025	Value at March 31, 2025	Shares Held at March 31, 2025	Dividend Income Earned for the Period Ended March 31, 2025
DoubleLine Floating Rate Fund (Class I)	$2,347,465	$ —-	$(1,700,000)	$ (85,989)	$ 79,079	$ 640,555	72,135	$ 113,254

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	143

Schedule of Investments DoubleLine Emerging Markets Local Currency Bond Fund	March 31, 2025

Principal Amount	Security Description	Rate	Maturity	Value $
FOREIGN CORPORATE BONDS - 21.5%
BRAZIL - 0.6%
550,000 BRL	Simpar Finance SARL	10.75%(a)	02/12/2028	78,564

CHINA - 4.8%
2,000,000 CNY	European Bank for Reconstruction & Development	2.75%	04/27/2032	286,454
2,210,000 CNY	International Bank for Reconstruction & Development	2.00%	02/18/2026	304,892
				591,346

COLOMBIA - 1.5%
833,000,000 COP	Empresas Publicas de Medellin ESP	8.38%(a)	11/08/2027	181,987

INDIA - 7.9%
11,500,000 INR	Asian Development Bank	6.20%	10/06/2026	134,382
33,500,000 INR	European Investment Bank	6.95%(a)	03/01/2029	394,777
20,000,000 INR	Inter-American Development Bank	7.00%	01/25/2029	236,673
18,000,000 INR	International Bank for Reconstruction & Development	6.85%	04/24/2028	212,363
				978,195

INDONESIA - 2.2%
4,800,000,000 IDR	European Bank for Reconstruction & Development	4.25%	02/07/2028	273,956

MEXICO - 4.5%
4,500,000 MXN	America Movil SAB de CV	10.30%	01/30/2034	222,888
6,900,000 MXN	International Finance Corp.	7.50%	01/18/2028	330,031
				552,919
	Total Foreign Corporate Bonds (Cost $2,881,165)			2,656,967

FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 74.7%
BRAZIL - 7.4%
2,000,000 BRL	Brazil Notas de Tesouro Nacional - Serie F	10.00%	01/01/2027	326,049
2,000,000 BRL	Brazil Notas de Tesouro Nacional - Serie F	10.00%	01/01/2029	305,635
2,000,000 BRL	Brazil Notas de Tesouro Nacional - Serie F	10.00%	01/01/2031	287,614
				919,298

CHILE - 0.8%
90,000,000 CLP	Bonos de la Tesoreria de la Republica en pesos	4.50%	03/01/2026	94,694

COLOMBIA - 2.2%
350,000,000 COP	Colombian TES	6.25%	11/26/2025	81,964
350,000,000 COP	Colombian TES	7.50%	08/26/2026	81,621
632,400,000 COP	Colombian TES	7.25%	10/18/2034	110,017
				273,602

CZECH REPUBLIC - 4.6%
10,600,000 CZK	Czech Republic Government Bond	2.75%	07/23/2029	442,356
2,700,000 CZK	Czech Republic Government Bond	4.90%	04/14/2034	123,320
				565,676

Principal Amount	Security Description	Rate	Maturity	Value $
HUNGARY - 2.4%
53,000,000 HUF	Hungary Government Bond	4.75%	11/24/2032	123,640
65,500,000 HUF	Hungary Government Bond	7.00%	10/24/2035	173,093
				296,733

INDIA - 1.2%
12,000,000 INR	Export-Import Bank of Korea	8.10%	10/16/2030	145,591

INDONESIA - 10.6%
6,065,000,000 IDR	Indonesia Treasury Bond	8.25%	05/15/2029	386,937
4,700,000,000 IDR	Indonesia Treasury Bond	7.00%	02/15/2033	283,816
6,170,000,000 IDR	Indonesia Treasury Bond	8.38%	03/15/2034	405,632
3,662,000,000 IDR	Indonesia Treasury Bond	7.50%	06/15/2035	227,769
				1,304,154

ISRAEL - 2.2%
1,000,000 ILS	Israel Government Bond	3.75%	09/30/2027	265,648

MALAYSIA - 3.4%
1,900,000 MYR	Malaysia Government Bond	3.58%	07/15/2032	424,547

MEXICO - 5.6%
6,250,000 MXN	Mexican Bonos	5.75%	03/05/2026	297,788
2,500,000 MXN	Mexican Bonos	7.50%	06/03/2027	119,630
5,980,000 MXN	Mexican Bonos	7.75%	05/29/2031	275,175
				692,593

PERU - 4.1%
1,670,000 PEN	Peru Government Bond	5.40%	08/12/2034	414,229
350,000 PEN	Peruvian Government International Bond	6.90%	08/12/2037	93,825
				508,054

PHILIPPINES - 0.7%
4,500,000 PHP	Philippine Government Bond	6.88%	01/10/2029	81,457

POLAND - 7.6%
1,575,000 PLN	Republic of Poland Government Bond	1.75%	04/25/2032	318,749
500,000 PLN	Republic of Poland Government Bond	6.00%	10/25/2033	132,051
2,000,000 PLN	Republic of Poland Government Bond	5.00%	10/25/2034	489,503
				940,303

ROMANIA - 3.6%
930,000 RON	Romania Government Bond	6.30%	04/26/2028	197,355
1,100,000 RON	Romania Government Bond	8.00%	04/29/2030	245,679
				443,034

SINGAPORE - 2.5%
400,000 SGD	Singapore Government Bond	3.38%	05/01/2034	314,989

SOUTH AFRICA - 10.8%
8,000,000 ZAR	Republic of South Africa Government Bond	8.00%	01/31/2030	418,142
9,360,000 ZAR	Republic of South Africa Government Bond	8.88%	02/28/2035	457,094
10,120,000 ZAR	Republic of South Africa Government Bond	8.50%	01/31/2037	459,043
				1,334,279

THAILAND - 5.0%
6,150,000 THB	Thailand Government Bond	3.85%	12/12/2025	183,917
6,250,000 THB	Thailand Government Bond	3.35%	06/17/2033	203,711
8,000,000 THB	Thailand Government Bond	1.59%	12/17/2035	226,869

	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $9,951,785)			9,219,149

144	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025

Shares	Security Description	Rate	Value $
SHORT TERM INVESTMENTS - 2.1%
88,084 USD	BlackRock Liquidity FedFund - Institutional	4.23%(b)	88,084
88,076 USD	Fidelity Government Portfolio - Institutional	4.23%(b)	88,076
88,112 USD	MSILF Government Portfolio - Institutional	4.27%(b)	88,112
	Total Short Term Investments (Cost $264,272)		264,272
	Total Investments - 98.3% (Cost $13,097,222)		12,140,388
	Other Assets in Excess of Liabilities - 1.7%		211,805
	NET ASSETS - 100.0%		$12,352,193

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	74.7%
Foreign Corporate Bonds	21.5%
Short Term Investments	2.1%
Other Assets and Liabilities	1.7%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	74.7%
Finance	17.6%
Short Term Investments	2.1%
Telecommunications	1.8%
Utilities	1.6%
Transportation	0.5%
Other Assets and Liabilities	1.7%
Net Assets	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:
Indonesia	12.8%
South Africa	10.8%
Mexico	10.1%
India	9.1%
Brazil	8.0%
Poland	7.6%
Thailand	5.0%
China	4.8%
Czech Republic	4.6%
Peru	4.1%
Colombia	3.7%
Romania	3.6%
Malaysia	3.4%
Singapore	2.5%
Hungary	2.4%
Israel	2.2%
United States	2.1%
Chile	0.8%
Philippines	0.7%
Other Assets and Liabilities	1.7%
Net Assets	100.0%

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of March 31, 2025, the value of these securities total $655,328 or 5.3% of the Fund's net assets.

(b)	Seven-day yield as of period end.
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand
The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	145

Schedule of Investments DoubleLine Income Fund	March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
ASSET BACKED OBLIGATIONS - 9.8%
	Affirm, Inc.
500,000	Series 2023-B-D	8.78%(a)	09/15/2028	507,987
	ALTDE Trust
994,863	Series 2025-1A-B	6.53%(a)	08/15/2050	1,017,781
	APL Finance DAC
548,000	Series 2023-1A-C	8.50%(a)	07/21/2031	560,511
	Apollo Aviation Securitization Equity Trust
484,034	Series 2024-1A-B	6.90%(a)	05/16/2049	505,205
482,739	Series 2024-2A-B	6.61%(a)	09/16/2049	495,773
496,900	Series 2025-1A-B	6.58%(a)	02/16/2050	501,597
	Cloud Capital Holdco LP
250,000	Series 2024-2A-A2	5.92%(a)	11/22/2049	252,714
	Cologix Data Centers US Issuer LLC
500,000	Series 2021-1A-A2	3.30%(a)	12/26/2051	478,971
	Compass Datacenters LLC
500,000	Series 2024-1A-B	7.00%(a)	02/25/2049	510,024
	DigitalBridge Group, Inc.
500,000	Series 2023-1A-B	5.75%(a)	09/15/2048	497,175
	Hardee’s Funding
495,000	Series 2024-1A-A2	7.25%(a)	03/20/2054	509,680
	Helios Issuer LLC
568,641	Series 2019-AA-B	4.49%(a)	06/20/2046	498,158
	Hotwire Funding LLC
1,000,000	Series 2021-1-B	2.66%(a)	11/20/2051	954,505
	Lunar Structured Aircraft Portfolio Notes
593,593	Series 2021-1-C	5.68%(a)	10/15/2046	573,564
	MAPS Ltd.
16,244	Series 2021-1A-C	5.44%(a)	06/15/2046	15,717
	Marlette Funding Trust
500,000	Series 2022-3A-C	6.89%(a)	11/15/2032	503,146
	Start Ltd./Bermuda
148,007	Series 2019-1-C	6.41%(a)	03/15/2044	146,560
	Switch ABS Issuer LLC
500,000	Series 2024-1A-B	6.50%(a)	03/25/2054	502,222
750,000	Series 2024-2A-C	10.03%(a)	06/25/2054	780,319
	Uniti Group, Inc.
500,000	Series 2025-1A-B	6.37%(a)	04/20/2055	508,876
	Willis Lease Finance Corp.
284,848	Series 2020-A-C	6.66%(a)	03/15/2045	285,337
	Zayo Group LLC
450,000	Series 2025-1A-C	8.66%(a)	03/20/2055	456,091
	Total Asset Backed Obligations (Cost $10,819,132)			11,061,913

COLLATERALIZED LOAN OBLIGATIONS - 19.0%
	Bain Capital Credit CLO
500,000	Series 2024-1A-D1 (3 mo. Term SOFR + 3.85%, 3.85% Floor)	8.16%(a)	04/16/2037	504,122
	Battalion CLO Ltd.
1,000,000	Series 2021-21A-B (3 mo. Term SOFR + 2.01%, 1.75% Floor)	6.31%(a)	07/15/2034	995,838
	Canyon Capital CLO Ltd.
500,000	Series 2021-1A-E (3 mo. Term SOFR + 6.67%, 6.41% Floor)	10.97%(a)	04/15/2034	484,591
	Canyon CLO
500,000	Series 2021-3A-E (3 mo. Term SOFR + 6.46%, 6.20% Floor)	10.76%(a)	07/15/2034	502,183
	Carlyle Global Market Strategies
500,000	Series 2018-4A-D1R (3 mo. Term SOFR + 3.10%, 3.10% Floor)	7.40%(a)	10/17/2037	502,038
500,000	Series 2024-2A-D (3 mo. Term SOFR + 3.85%, 3.85% Floor)	8.15%(a)	04/25/2037	503,335

Principal Amount $	Security Description	Rate	Maturity	Value $
	CarVal CLO
500,000	Series 2024-1A-B (3 mo. Term SOFR + 2.10%, 2.10% Floor)	6.39%(a)	04/20/2037	501,439
1,000,000	Series 2024-1A-D (3 mo. Term SOFR + 3.90%, 3.90% Floor)	8.19%(a)	04/20/2037	1,012,029
	Clover CLO
500,000	Series 2018-1A-A1RR (3 mo. Term SOFR + 1.53%, 1.53% Floor)	5.82%(a)	04/20/2037	501,093
	Elmwood CLO Ltd.
500,000	Series 2024-4A-E (3 mo. Term SOFR + 6.00%, 6.00% Floor)	10.30%(a)	04/17/2037	506,175
	Empower CLO Ltd.
500,000	Series 2024-1A-D1 (3 mo. Term SOFR + 3.75%, 3.75% Floor)	8.05%(a)	04/25/2037	503,001
	Goldentree Loan Opportunities Ltd.
1,000,000	Series 2022-14A-DR (3 mo. Term SOFR + 3.00%, 3.00% Floor)	7.29%(a)	07/20/2037	996,228
500,000	Series 2024-19A-D (3 mo. Term SOFR + 3.40%, 3.40% Floor)	7.69%(a)	04/20/2037	504,315
	Harvest US CLO
500,000	Series 2024-1A-D (3 mo. Term SOFR + 4.50%, 4.50% Floor)	8.79%(a)	04/18/2037	505,715
	Katayma CLO Ltd.
1,000,000	Series 2023-1A-D (3 mo. Term SOFR + 5.25%, 5.25% Floor)	9.54%(a)	10/20/2036	1,011,628
500,000	Series 2024-2A-A1 (3 mo. Term SOFR + 1.65%, 1.65% Floor)	5.94%(a)	04/20/2037	500,303
500,000	Series 2024-2A-D (3 mo. Term SOFR + 4.50%, 4.50% Floor)	8.79%(a)	04/20/2037	505,682
	MidOcean Credit CLO
500,000	Series 2018-9A-D (3 mo. Term SOFR + 3.56%, 3.30% Floor)	7.85%(a)	07/20/2031	501,020
	Octagon Investment Partners Ltd.
1,000,000	Series 2012-1A-CRR (3 mo. Term SOFR + 4.16%, 3.90% Floor)	8.46%(a)	07/15/2029	1,001,873
500,000	Series 2018-2A-C (3 mo. Term SOFR + 3.11%, 0.00% Floor)	7.41%(a)	07/25/2030	499,767
500,000	Series 2021-1A-E (3 mo. Term SOFR + 6.76%, 6.50% Floor)	11.06%(a)	04/15/2034	464,347
	Point Au Roche Park CLO
500,000	Series 2021-1A-E (3 mo. Term SOFR + 6.36%, 6.10% Floor)	10.65%(a)	07/20/2034	488,111
	Rockford Tower CLO Ltd.
1,000,000	Series 2024-1A-A1 (3 mo. Term SOFR + 1.61%, 1.61% Floor)	5.90%(a)	04/20/2037	1,000,639
	RR Ltd./Cayman Islands
1,000,000	Series 2017-2A-DR (3 mo. Term SOFR + 6.06%, 5.80% Floor)	10.36%(a)	04/15/2036	950,816
	Sound Point CLO Ltd.
500,000	Series 2019-3A-DR (3 mo. Term SOFR + 3.76%, 3.76% Floor)	8.06%(a)	10/25/2034	472,535
1,000,000	Series 2020-1A-ER (3 mo. Term SOFR + 7.12%, 7.12% Floor)	11.41%(a)	07/20/2034	918,938
500,000	Series 2021-3A-D (3 mo. Term SOFR + 3.51%, 3.25% Floor)	7.81%(a)	10/25/2034	475,215
	Steele Creek CLO Ltd.
940,000	Series 2014-1RA-D (3 mo. Term SOFR + 3.06%, 2.80% Floor)	7.35%(a)	04/21/2031	941,414
	Trimaran CAVU LLC
2,000,000	Series 2019-2A-C (3 mo. Term SOFR + 4.98%, 4.72% Floor)	9.27%(a)	11/26/2032	2,012,515
	Wellfleet CLO Ltd.
500,000	Series 2019-1A-CR (3 mo. Term SOFR + 3.81%, 3.55% Floor)	8.10%(a)	07/20/2032	501,722
500,000	Series 2021-3A-D (3 mo. Term SOFR + 3.76%, 3.50% Floor)	8.06%(a)	01/15/2035	501,123
	Total Collateralized Loan Obligations (Cost $21,293,358)			21,269,750

146	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 23.7%
	280 Park Avenue Mortgage Trust
250,000	Series 2017-280P-A (1 mo. Term SOFR + 1.18%, 1.13% Floor)	5.50%(a)	09/15/2034	245,523
	ACREC Trust
300,000	Series 2023-FL2-B (1 mo. Term SOFR + 3.48%, 3.48% Floor)	7.80%(a)	02/19/2038	302,200
	Arbor Realty Trust, Inc.
231,957	Series 2022-FL1-A (30 day avg SOFR US + 1.45%, 1.45% Floor)	5.80%(a)	01/15/2037	232,304
	AREIT Trust
400,000	Series 2021-CRE5-B (1 mo. Term SOFR + 1.93%, 1.82% Floor)	6.25%(a)	11/17/2038	400,378
246,491	Series 2023-CRE8-A (1 mo. Term SOFR + 2.11%, 2.11% Floor)	6.43%(a)	08/17/2041	248,149
410,000	Series 2025-CRE10-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.71%(a)	12/17/2029	410,598
	BANK
350,000	Series 2019-BN19-A2	2.93%	08/15/2061	324,026
350,000	Series 2021-BN34-ASB	2.19%	06/15/2063	322,137
	BANK5 Trust
350,000	Series 2024-5YR9-C	6.42%(b)	08/15/2057	360,603
	BBCMS Trust
11,269,143	Series 2024-5C27-XA	0.82%(a)(b)(c)	07/15/2057	340,925
3,179,000	Series 2025-C32-XD	2.31%(a)(b)(c)	02/15/2062	551,423
	Benchmark Mortgage Trust
375,000	Series 2019-B13-A3	2.70%	08/15/2057	344,422
350,000	Series 2024-V9-A3	5.60%	08/15/2057	360,139
	BFLD Trust
125,000	Series 2024-VICT-A (1 mo. Term SOFR + 1.89%, 1.89% Floor)	6.21%(a)	07/15/2041	125,223
	BHMS Mortgage Trust
166,000	Series 2018-ATLS-C (1 mo. Term SOFR + 2.20%, 2.15% Floor)	6.52%(a)	07/15/2035	165,542
	BLP Commercial Mortgage Trust
170,789	Series 2024-IND2-A (1 mo. Term SOFR + 1.34%, 1.34% Floor)	5.66%(a)	03/15/2041	170,680
	BMO Mortgage Trust
250,000	Series 2024-5C6-A3	5.32%	09/15/2057	254,242
	BrightSpire Capital, Inc.
95,916	Series 2021-FL1-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	5.58%(a)	08/19/2038	95,850
	BSPRT Co.-Issuer LLC
250,000	Series 2023-FL10-B (1 mo. Term SOFR + 3.27%, 3.27% Floor)	7.58%(a)	09/15/2035	251,339
	BX Trust
269,966	Series 2021-21M-A (1 mo. Term SOFR + 0.84%, 0.73% Floor)	5.16%(a)	10/15/2036	267,909
300,000	Series 2021-ARIA-C (1 mo. Term SOFR + 1.76%, 1.65% Floor)	6.08%(a)	10/15/2036	299,094
80,803	Series 2021-BXMF-C (1 mo. Term SOFR + 1.31%, 1.19% Floor)	5.62%(a)	10/15/2026	80,348
366,456	Series 2021-CIP-A (1 mo. Term SOFR + 1.04%, 0.92% Floor)	5.35%(a)	12/15/2038	365,716
250,000	Series 2021-LGCY-B (1 mo. Term SOFR + 0.97%, 0.86% Floor)	5.29%(a)	10/15/2036	247,344
245,000	Series 2021-MFM1-D (1 mo. Term SOFR + 1.61%, 1.50% Floor)	5.93%(a)	01/15/2034	243,446
211,332	Series 2021-RISE-D (1 mo. Term SOFR + 1.86%, 1.75% Floor)	6.18%(a)	11/15/2036	208,900
41,748	Series 2021-VINO-A (1 mo. Term SOFR + 0.77%, 0.77% Floor)	5.09%(a)	05/15/2038	41,650
81,241	Series 2021-XL2-A (1 mo. Term SOFR + 0.80%, 0.69% Floor)	5.12%(a)	10/15/2038	80,983
159,702	Series 2022-LP2-A (1 mo. Term SOFR + 1.01%, 1.01% Floor)	5.33%(a)	02/15/2039	159,323
190,000	Series 2024-AIRC-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	6.01%(a)	08/15/2039	190,311
442,727	Series 2024-MF-A (1 mo. Term SOFR + 1.44%, 1.44% Floor)	5.76%(a)	02/15/2039	443,014
280,000	Series 2025-ROIC-C (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.86%(a)	03/15/2030	278,752

Principal Amount $	Security Description	Rate	Maturity	Value $
	CEDR Commercial Mortgage Trust
350,000	Series 2022-SNAI-A (1 mo. Term SOFR + 0.99%, 0.99% Floor)	5.31%(a)	02/15/2039	334,853
	CENT Trust
250,000	Series 2023-CITY-A (1 mo. Term SOFR + 2.62%, 2.62% Floor)	6.94%(a)	09/15/2038	250,945
	Commercial Mortgage Pass Through Certificates
350,000	Series 2014-CR14-C	3.57%(b)	02/10/2047	331,427
	Computershare Corporate Trust
173,800	Series 2015-C28-A4	3.54%	05/15/2048	173,415
539,000	Series 2015-LC22-A4	3.84%	09/15/2058	535,873
489,610	Series 2019-C50-A4	3.47%	05/15/2052	468,982
200,000	Series 2019-JWDR-C	3.04%(a)(b)	09/15/2031	193,864
2,050,000	Series 2024-C63-XD	2.30%(a)(b)(c)	08/15/2057	336,888
	Credit Suisse Mortgage Capital Certificates
510,000	Series 2017-PFHP-A (1 mo. Term SOFR + 1.00%, 0.95% Floor)	5.32%(a)	12/15/2030	506,797
139,000	Series 2021-B33-A2	3.17%(a)	10/10/2043	121,822
	CSAIL Commercial Mortgage Trust
367,924	Series 2017-CX9-A4	3.18%	09/15/2050	356,556
	Extended Stay America Trust
433,075	Series 2021-ESH-A (1 mo. Term SOFR + 1.19%, 1.08% Floor)	5.51%(a)	07/15/2038	432,956
	FS Rialto
238,998	Series 2021-FL2-A (1 mo. Term SOFR + 1.33%, 1.33% Floor)	5.65%(a)	05/16/2038	238,968
	FS RIALTO
320,154	Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)	5.68%(a)	11/16/2036	321,373
	Granite Point Mortgage Trust, Inc.
300,000	Series 2021-FL4-B (1 mo. Term SOFR + 2.06%, 1.95% Floor)	6.38%(a)	12/15/2036	295,979
	Great Wolf Trust
200,000	Series 2024-WLF2-A (1 mo. Term SOFR + 1.69%)	6.01%(a)	05/15/2041	200,249
	Greystone Commercial Real Estate Notes
188,583	Series 2021-FL3-A (1 mo. Term SOFR + 1.13%, 1.02% Floor)	5.45%(a)	07/15/2039	188,784
	GS Mortgage Securities Corp. II
280,000	Series 2010-C1-C	5.64%(a)(b)	08/10/2043	276,951
125,000	Series 2021-IP-C (1 mo. Term SOFR + 1.66%, 1.55% Floor)	5.98%(a)	10/15/2036	123,558
125,000	Series 2021-STAR-D (1 mo. Term SOFR + 2.01%, 1.90% Floor)	6.34%(a)	12/15/2036	122,169
	HGI CRE CLO Ltd.
340,000	Series 2021-FL1-C (1 mo. Term SOFR + 1.81%, 1.81% Floor)	6.13%(a)	06/16/2036	339,091
290,000	Series 2021-FL2-D (1 mo. Term SOFR + 2.26%, 2.26% Floor)	6.58%(a)	09/17/2036	288,564
	JP Morgan Chase Commercial Mortgage Securities
420,000	Series 2015-JP1-AS	4.12%(b)	01/15/2049	408,019
1,000,000	Series 2019-UES-G	4.46%(a)(b)	05/05/2032	863,922
	JPMBB Commercial Mortgage Securities Trust
140,306	Series 2014-C21-C	4.54%(b)	08/15/2047	138,609
300,000	Series 2014-C23-UH5	4.71%(a)	09/15/2047	296,803
47,202	Series 2015-C27-A4	3.18%	02/15/2048	45,549
269,790	Series 2015-C31-A3	3.80%	08/15/2048	268,014
250,000	Series 2015-C33-AS	4.02%	12/15/2048	246,447
	KREF
350,612	Series 2021-FL2-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	5.50%(a)	02/15/2039	351,033
	LoanCore
300,000	Series 2021-CRE5-AS (1 mo. Term SOFR + 1.86%, 1.86% Floor)	6.18%(a)	07/15/2036	300,516
138,132	Series 2021-CRE6-A (1 mo. Term SOFR + 1.41%, 1.30% Floor)	5.73%(a)	11/15/2038	138,638
410,000	Series 2025-CRE8-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.70%(a)	08/17/2042	410,615

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	147

Schedule of Investments DoubleLine Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Lument Finance Trust, Inc.
198,085	Series 2021-FL1-A (1 mo. Term SOFR + 1.28%, 1.28% Floor)	5.60%(a)	06/15/2039	198,873
300,000	Series 2021-FL1-B (1 mo. Term SOFR + 1.86%, 1.86% Floor)	6.18%(a)	06/15/2039	301,118
	MF1 Multifamily Housing Mortgage Loan Trust
143,111	Series 2021-FL6-A (1 mo. Term SOFR + 1.21%, 1.10% Floor)	5.53%(a)	07/16/2036	142,893
250,000	Series 2021-FL7-B (1 mo. Term SOFR + 1.86%, 1.75% Floor)	6.18%(a)	10/16/2036	247,089
310,000	Series 2021-FL7-C (1 mo. Term SOFR + 2.16%, 2.05% Floor)	6.48%(a)	10/16/2036	304,506
296,622	Series 2022-FL9-A (1 mo. Term SOFR + 2.15%, 2.15% Floor)	6.47%(a)	06/19/2037	297,138
300,000	Series 2024-FL14-A (1 mo. Term SOFR + 1.74%, 1.74% Floor)	6.05%(a)	03/19/2039	301,383
250,000	Series 2024-FL15-B (1 mo. Term SOFR + 2.49%, 2.49% Floor)	6.81%(a)	08/18/2041	251,146
410,000	Series 2025-FL17-A (1 mo. Term SOFR + 1.32%, 1.32% Floor)	5.63%(a)	02/18/2040	410,759
	MHC Commercial Mortgage Trust
109,696	Series 2021-MHC-A (1 mo. Term SOFR + 0.92%, 0.80% Floor)	5.23%(a)	04/15/2038	109,453
	Morgan Stanley Capital I Trust
300,000	Series 2016-UB11-AS	2.98%	08/15/2049	290,662
	PFP III Ltd.
298,659	Series 2024-11-B (1 mo. Term SOFR + 2.49%, 2.49% Floor)	6.81%(a)	09/17/2039	299,238
	Ready Capital Corp.
264,423	Series 2021-FL7-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.63%(a)	11/25/2036	265,188
72,848	Series 2022-FL9-A (1 mo. Term SOFR + 2.47%, 2.47% Floor)	6.79%(a)	06/25/2037	73,296
450,000	Series 2023-FL11-B (1 mo. Term SOFR + 3.53%, 3.53% Floor)	7.85%(a)	10/25/2039	452,918
50,820	Series 2023-FL12-A (1 mo. Term SOFR + 2.34%, 2.34% Floor)	6.66%(a)	05/25/2038	51,023
	ROCK Trust
100,000	Series 2024-CNTR-D	7.11%(a)	11/13/2041	103,775
	SFO Commercial Mortgage Trust
250,000	Series 2021-555-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	5.58%(a)	05/15/2038	246,604
	SREIT Trust
500,000	Series 2021-MFP2-A (1 mo. Term SOFR + 0.94%, 0.82% Floor)	5.26%(a)	11/15/2036	497,132
	Starwood Property Trust, Inc.
158,951	Series 2021-FL2-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.63%(a)	04/18/2038	158,932
252,195	Series 2022-FL3-A (30 day avg SOFR US + 1.35%, 1.35% Floor)	5.70%(a)	11/15/2038	252,158
400,000	Series 2022-FL3-B (30 day avg SOFR US + 1.95%, 1.95% Floor)	6.30%(a)	11/15/2038	392,108
	STWD Trust
200,000	Series 2021-FLWR-D (1 mo. Term SOFR + 1.49%, 1.38% Floor)	5.81%(a)	07/15/2036	198,688
	TPG Real Estate Finance Issuer Ltd.
133,062	Series 2021-FL4-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.63%(a)	03/15/2038	133,117
300,000	Series 2021-FL4-B (1 mo. Term SOFR + 1.96%, 1.85% Floor)	6.28%(a)	03/15/2038	299,622
250,000	Series 2022-FL5-AS (1 mo. Term SOFR + 2.15%, 2.15% Floor)	6.47%(a)	02/15/2039	249,613
	UBS Commercial Mortgage Trust
422,000	Series 2018-C13-B	4.79%(b)	10/15/2051	398,924
	UBS-Barclays Commercial Mortgage Trust
281,000	Series 2013-C5-D	3.65%(a)(b)	03/10/2046	219,463
	VEGAS Trust
175,000	Series 2024-TI-A	5.52%(a)	11/10/2039	176,320
	VMC Finance LLC
250,000	Series 2021-FL4-B (1 mo. Term SOFR + 1.91%, 1.91% Floor)	6.23%(a)	06/16/2036	246,442

Principal Amount $	Security Description	Rate	Maturity	Value $
	Wells Fargo Commercial Mortgage Trust
10,379,103	Series 2025-5C3-XA	0.82%(b)(c)	01/15/2058	363,365
280,000	Series 2025-VTT-C	6.03%(a)(b)	03/15/2038	279,776
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $26,552,950)			26,533,444

NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 27.6%
	Connecticut Avenue Securities Trust
1,500,000	Series 2024-R05-2M2 (30 day avg SOFR US + 1.70%, 0.00% Floor)	6.04%(a)	07/25/2044	1,502,548
	Credit Suisse Mortgage Capital Certificates
1,372,000	Series 2021-NQM4-B2	4.18%(a)(b)	05/25/2066	1,048,389
	Cross Mortgage Trust
863,042	Series 2024-H1-A1	6.09%(a)(d)	12/25/2068	867,984
	Fannie Mae Connecticut Avenue Securities
1,300,000	Series 2022-R01-1M2 (30 day avg SOFR US + 1.90%, 0.00% Floor)	6.24%(a)	12/25/2041	1,312,151
1,250,000	Series 2023-R01-1M2 (30 day avg SOFR US + 3.75%, 0.00% Floor)	8.09%(a)	12/25/2042	1,317,096
1,300,000	Series 2024-R01-1M2 (30 day avg SOFR US + 1.80%, 0.00% Floor)	6.14%(a)	01/25/2044	1,305,387
1,000,000	Series 2024-R02-1B1 (30 day avg SOFR US + 2.50%, 0.00% Floor)	6.84%(a)	02/25/2044	1,014,172
1,200,000	Series 2024-R03-2M2 (30 day avg SOFR US + 1.95%, 0.00% Floor)	6.29%(a)	03/25/2044	1,204,478
1,250,000	Series 2024-R04-1B1 (30 day avg SOFR US + 2.20%, 0.00% Floor)	6.54%(a)	05/25/2044	1,260,267
	Freddie Mac Structured Agency Credit Risk Debt Notes
1,200,000	Series 2024-DNA1-M2 (30 day avg SOFR US + 1.95%, 0.00% Floor)	6.29%(a)	02/25/2044	1,203,660
1,000,000	Series 2024-HQA1-M2 (30 day avg SOFR US + 2.00%, 0.00% Floor)	6.34%(a)	03/25/2044	1,003,840
	Onslow Bay Mortgage Loan Trust
834,523	Series 2024-NQM10-A1	6.18%(a)(d)	05/25/2064	842,442
961,045	Series 2024-NQM2-A1	5.88%(a)(d)	12/25/2063	965,301
	Pretium Mortgage Credit Partners LLC
1,380,045	Series 2024-NPL3-A1	7.52%(a)(d)	04/27/2054	1,384,316
1,185,381	Series 2024-NPL4-A1	7.00%(a)(d)	07/25/2054	1,186,663
1,188,053	Series 2025-NPL2-A1	5.84%(a)(d)	03/25/2055	1,189,472
	Progress Residential Trust
1,200,000	Series 2024-SFR2-D	3.40%(a)(b)	04/17/2041	1,098,384
	PRPM LLC
1,378,046	Series 2024-4-A1	6.41%(a)(d)	08/25/2029	1,381,700
	SGR Residential Mortgage Trust
1,250,000	Series 2021-1-B2	4.30%(a)(b)	07/25/2061	920,907
	VCAT Asset Securitization LLC
1,906,161	Series 2025-NPL1-A1	5.88%(a)(d)	01/25/2055	1,912,028
	Velocity Commercial Capital Loan Trust
152,312	Series 2019-1-M4	4.61%(a)(b)	03/25/2049	131,255
85,194	Series 2019-1-M5	5.70%(a)(b)	03/25/2049	73,649
134,541	Series 2019-1-M6	6.79%(a)(b)	03/25/2049	107,566
	Vericrest Opportunity Loan Transferee
1,167,445	Series 2021-NPL5-A2	8.83%(a)(d)(e)	03/27/2051	1,170,241
	Verus Securitization Trust
1,400,000	Series 2020-5-B2	4.71%(a)(b)	05/25/2065	1,315,016
1,500,000	Series 2021-3-B2	3.96%(a)(b)	06/25/2066	1,095,136
820,065	Series 2023-1-A1	5.85%(a)(d)	12/25/2067	820,220
1,000,000	Series 2024-1-M1	6.67%(a)(b)	01/25/2069	1,006,882
1,250,000	Series 2024-6-M1	6.18%(a)(b)	07/25/2069	1,252,639
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $31,847,207)			30,893,789

148	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 16.8%
	Federal Home Loan Mortgage Corp.
1,959,174	Pool SD6509	6.00%	08/01/2054	1,991,856
2,072,212	Pool SD6570	5.50%	10/01/2054	2,088,439
1,385,373	Series 413-F25 (30 day avg SOFR US + 1.15%, 1.15% Floor, 7.00% Cap)	5.49%	05/25/2054	1,392,650
1,111,010	Series 5004-LS (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	1.70%(c)(f)	07/25/2050	152,132
3,753,680	Series 5112-SC (-1 x 30 day avg SOFR US + 2.50%, 0.00% Floor, 2.50% Cap)	0.00%(c)(f)	06/25/2051	14,583
3,551,576	Series 5166-DI	3.00%(c)	09/15/2048	422,609
	Federal National Mortgage Association
3,669,040	Series 2019-57-LF (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	4.95%	10/25/2049	3,575,282
988,413	Series 2020-54-AS (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	1.70%(c)(f)	08/25/2050	124,755
1,183,812	Series 2020-77-S (-1 x 30 day avg SOFR US + 4.15%, 0.00% Floor, 4.15% Cap)	0.00%(c)(f)	11/25/2050	52,620
2,095,624	Series 2020-77-SB (-1 x 30 day avg SOFR US + 4.10%, 0.00% Floor, 4.10% Cap)	0.00%(c)(f)	11/25/2050	95,164
954,742	Series 2020-M10-X2	1.72%(b)(c)	12/25/2030	56,446
1,895,173	Series 2020-M17-X1	1.36%(b)(c)	01/25/2028	40,167
1,567,661	Series 2025-18-FH (30 day avg SOFR US + 1.40%, 1.40% Floor, 6.50% Cap)	5.74%	08/25/2054	1,578,519
5,547,700	Series 437-C2	1.50%(c)	03/25/2052	498,694
	Government National Mortgage Association
1,197,121	Series 2015-124-AF (1 mo. Term SOFR + 0.36%, 0.25% Floor, 6.50% Cap)	4.68%	09/20/2045	1,167,368
2,079,298	Series 2020-138-IL	3.50%(c)	09/20/2050	354,641
1,524,243	Series 2020-142-SD (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.87%(c)(f)	09/20/2050	212,349
2,822,807	Series 2020-151-TI	2.50%(c)	10/20/2050	410,585
903,336	Series 2020-189-SP (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.87%(c)(f)	12/20/2050	124,686
2,039,528	Series 2020-196-DI	2.50%(c)	12/20/2050	285,716
3,425,054	Series 2021-125-AS (-1 x 30 day avg SOFR US + 3.25%, 0.00% Floor, 3.25% Cap)	0.00%(c)(f)	07/20/2051	53,297
2,485,770	Series 2021-15-PI	3.00%(c)	01/20/2051	381,903
2,157,194	Series 2021-189-IO	0.88%(b)(c)	06/16/2061	146,804
1,650,288	Series 2021-197-IB	3.50%(c)	11/20/2051	312,080
2,381,589	Series 2021-2-IO	0.88%(b)(c)	06/16/2063	158,483
2,673,045	Series 2021-46-ES (-1 x 1 mo. Term SOFR + 2.69%, 0.00% Floor, 2.80% Cap)	0.00%(c)(f)	03/20/2051	15,911
3,959,541	Series 2021-59-S (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00%(c)(f)	04/20/2051	39,101
3,297,945	Series 2021-80-IO	0.90%(b)(c)	12/16/2062	230,558
1,452,001	Series 2021-98-SB (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.87%(c)(f)	06/20/2051	179,420
3,069,816	Series 2022-204-IO	3.50%(c)	04/20/2052	499,123
3,301,149	Series 2023-19-GI	3.00%(c)	11/20/2051	475,315
2,292,979	Series 2023-79-JI	2.50%(c)	02/20/2051	282,738
1,841,339	Series 2024-13-IA	3.00%(c)	05/20/2051	317,335
2,997,350	Series 2024-24-DI	3.50%(c)	11/20/2051	553,650
3,522,065	Series 2024-6-BI	3.00%(c)	12/20/2051	552,992
	Total US Government and Agency Mortgage Backed Obligations (Cost $19,618,417)			18,837,971

Shares	Security Description	Rate	Value $
SHORT TERM INVESTMENTS - 2.9%
1,084,038	First American Government Obligations Fund - U	4.29%(g)	1,084,038
1,084,037	JPMorgan US Government Money Market Fund - IM	4.31%(g)	1,084,037
1,084,038	MSILF Government Portfolio - Institutional	4.27%(g)	1,084,038
	Total Short Term Investments (Cost $3,252,113)		3,252,113
	Total Investments - 99.8%(h) (Cost $113,383,177)		111,848,980
	Other Assets in Excess of Liabilities - 0.2%		179,654
	NET ASSETS - 100.0%		$112,028,634

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Non-Agency Residential Collateralized Mortgage Obligations	27.6%
Non-Agency Commercial Mortgage Backed Obligations	23.7%
Collateralized Loan Obligations	19.0%
US Government and Agency Mortgage Backed Obligations	16.8%
Asset Backed Obligations	9.8%
Short Term Investments	2.9%
Other Assets and Liabilities	0.2%
Net Assets	100.0%

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of March 31, 2025, the value of these securities total $83,767,485 or 74.8% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(c)	Interest only security
(d)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(e)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.

(f)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(g)	Seven-day yield as of period end.
(h)	99.8% of the total investments are based in the United States.
SOFR Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	149

Statements of Assets and Liabilities	March 31, 2025

	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund	DoubleLine Shiller Enhanced CAPE®
ASSETS
Investments in Unaffiliated Securities, at Value*	$29,213,129,573	$5,712,466,185	$413,160,644	$5,917,015,806	$146,049,231	$3,507,499,594
Investments in Affiliated Mutual Funds, at Value*	—	426,475,416	—	—	—	—
Short Term Investments*	741,959,523	494,381,410	6,860,005	232,266,275	1,877,539	156,166,338
Cash	—	4,663,811	—	21,181	3,277,368	1,628,971
Deposit at Broker for Futures	155,956,752	28,592,625	—	—	—	—
Interest and Dividends Receivable	139,879,739	36,420,967	6,317,603	32,161,132	8,464	18,714,673
Receivable for Fund Shares Sold	20,157,480	8,597,015	105,367	2,275,177	36,513	2,741,458
Variation Margin Receivable	3,182,067	60,577	—	—	—	—
Prepaid Expenses and Other Assets	215,141	48,379	23,043	75,248	25,603	35,772
Net Unrealized Appreciation on Swaps	—	—	—	—	—	65,688,150
Receivable for Investments Sold	—	29,566,731	—	3,018,380	9,880,971	2,593,880
Total Assets	30,274,480,275	6,741,273,116	426,466,662	6,186,833,199	161,155,689	3,755,068,836
LIABILITIES:
Payable for Fund Shares Redeemed	55,193,318	7,522,053	749,798	6,638,068	197,215	4,508,747
Payable for Investments Purchased	54,453,466	26,036,062	3,699,428	23,098,531	7,633,926	14,108,740
Distribution Payable	34,402,228	9,560,626	583,624	4,997,395	543,864	10,536,027
Investment Advisory Fees Payable	10,300,403	2,109,613	269,565	1,834,200	60,306	1,442,470
Sub-Transfer Agent Expenses Payable	2,870,803	774,920	8,203	802,169	3,619	539,850
Administration, Fund Accounting and Custodian Fees Payable	2,143,092	583,887	40,834	448,555	59,211	338,110
Transfer Agent Expenses Payable	1,653,618	360,760	24,295	307,324	9,816	220,024
Trustees Fees Payable (See Note 8)	1,623,088	312,178	31,094	206,529	13,097	177,215
Distribution Fees Payable	1,074,376	12,615	2,314	730,224	5,931	27,133
Accrued Expenses	446,527	30,493	69,561	6,895	20,227	53,118
Professional Fees Payable	395,479	182,904	80,759	163,553	54,573	157,210
Interest Expense Payable	—	—	179	—	5,354	—
Net Unrealized Depreciation on Unfunded Loan Commitments	—	1,633	—	—	1,337	—
Net Unrealized Depreciation on Swaps	—	—	—	—	—	2,604,415
Total Liabilities	164,556,398	47,487,744	5,559,654	39,233,443	8,608,476	34,713,059
Commitments and Contingencies (See Note 2)
Net Assets	$30,109,923,877	$6,693,785,372	$420,907,008	$6,147,599,756	$152,547,213	$3,720,355,777
NET ASSETS CONSISTS OF:
Paid-in Capital	$40,908,633,913	$8,340,669,721	$637,920,386	$6,563,795,588	$213,719,378	$4,256,029,045
Total Distributable Loss (See Note 6)	(10,798,710,036)	(1,646,884,349)	(217,013,378)	(416,195,832)	(61,172,165)	(535,673,268)
Net Assets	$30,109,923,877	$6,693,785,372	$420,907,008	$6,147,599,756	$152,547,213	$3,720,355,777
*Identified Cost:
Investments in Unaffiliated Securities	$32,956,098,300	$6,078,674,360	$444,710,183	$6,057,988,896	$148,267,927	$3,745,897,017
Investments in Affiliated Mutual Funds	—	477,677,606	—	—	—	—
Short Term Investments	741,959,523	494,398,889	6,860,005	232,266,275	1,877,539	156,166,338
Class I (unlimited shares authorized):
Net Assets	$24,445,547,010	$6,081,689,686	$399,454,003	$5,311,889,446	$135,642,445	$3,468,687,948
Shares Outstanding	2,766,428,174	656,495,020	44,307,323	552,255,090	15,267,344	225,727,185
Net Asset Value, Offering and Redemption Price per Share	$8.84	$9.26	$9.02	$9.62	$8.88	$15.37
Class N (unlimited shares authorized):
Net Assets	$3,974,645,689	$190,042,900	$21,453,005	$714,787,680	$16,904,768	$224,749,752
Shares Outstanding	450,035,333	20,533,248	2,377,608	74,372,863	1,897,238	14,640,506
Net Asset Value, Offering and Redemption Price per Share	$8.83	$9.26	$9.02	$9.61	$8.91	$15.35
Class R6 (unlimited shares authorized):
Net Assets	$1,689,731,178	$422,052,786	$—	$120,922,630	$—	$26,918,077
Shares Outstanding	191,191,230	45,541,799	—	12,567,369	—	1,750,433
Net Asset Value, Offering and Redemption Price per Share	$8.84	$9.27	$—	$9.62	$—	$15.38

150	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities (Cont.)

	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund	DoubleLine Infrastructure Income Fund
ASSETS
Investments in Unaffiliated Securities, at Value*	$1,075,084,127	$140,335,527	$47,476,775	$—	$142,397,801	$357,443,534
Short Term Investments*	141,567,837	191,593	7,092,279	114,192,398	3,315,678	3,516,937
Cash	3,456,995	—	—	—	—	—
Foreign Currency, at Value*	—	—	—	—	2,489,438	—
Interest and Dividends Receivable	7,141,190	1,723,060	157,337	10,271	923,446	3,032,399
Receivable for Fund Shares Sold	4,868,157	43,810	2,841	48,228	—	426,841
Receivable for Investments Sold	3,130,248	—	—	—	—	60,431
Prepaid Expenses and Other Assets	60,866	30,948	16,801	43,049	19,219	13,867
Net Unrealized Appreciation on Swaps	—	—	—	1,718,689	—	—
Deposit at Broker for Futures	—	—	873,220	—	—	—
Variation Margin Receivable	—	—	79,043	—	—	—
Due from Advisor (See Note 3)	—	—	4,147	—	—	—
Total Assets	1,235,309,420	142,324,938	55,702,443	116,012,635	149,145,582	364,494,009
LIABILITIES:
Payable for Investments Purchased	9,149,726	—	606,788	—	—	—
Payable for Fund Shares Redeemed	1,571,957	292,145	89,879	67,880	343	76,248
Distribution Payable	1,526,198	103,169	146,709	—	151,673	1,209,578
Investment Advisory Fees Payable	651,265	43,658	—	76,410	63,235	163,013
Administration, Fund Accounting and Custodian Fees Payable	189,064	19,111	11,684	9,037	17,373	47,031
Sub-Transfer Agent Expenses Payable	162,431	7,611	829	1,990	1,015	1,967
Professional Fees Payable	63,521	43,394	49,488	43,048	44,972	33,965
Transfer Agent Expenses Payable	51,247	8,406	3,009	8,418	12,504	19,519
Distribution Fees Payable	44,243	—	1,313	952	—	457
Trustees Fees Payable (See Note 8)	36,670	9,699	5,369	8,661	20,126	16,956
Accrued Expenses	4,004	12,981	7,157	10,843	12,496	10,781
Net Unrealized Depreciation on Unfunded Loan Commitments	1,013	—	—	—	—	—
Net Unrealized Depreciation on Forward Currency Exchange Contracts	—	—	—	—	110,109	—
Total Liabilities	13,451,339	540,174	922,225	227,239	433,846	1,579,515
Commitments and Contingencies (See Note 2)
Net Assets	$1,221,858,081	$141,784,764	$54,780,218	$115,785,396	$148,711,736	$362,914,494
NET ASSETS CONSISTS OF:
Paid-in Capital	$1,412,832,222	$155,707,343	$79,783,039	$113,926,098	$189,444,513	$405,349,429
Total Distributable Earnings (Loss) (See Note 6)	(190,974,141)	(13,922,579)	(25,002,821)	1,859,298	(40,732,777)	(42,434,935)
Net Assets	$1,221,858,081	$141,784,764	$54,780,218	$115,785,396	$148,711,736	$362,914,494
*Identified Cost:
Investments in Unaffiliated Securities	$1,140,244,571	$139,832,209	$50,061,448	$—	$150,418,372	$366,703,040
Short Term Investments	141,571,365	191,593	7,092,076	114,194,063	3,315,678	3,516,937
Foreign Currency (Due to Custodian)	—	—	—	—	2,487,087	—
Class I (unlimited shares authorized):
Net Assets	$984,429,160	$136,027,823	$48,458,107	$108,563,444	$148,609,861	$356,526,158
Shares Outstanding	112,923,514	14,110,743	7,567,019	15,206,764	17,605,387	37,879,817
Net Asset Value, Offering and Redemption Price per Share	$8.72	$9.64	$6.40	$7.14	$8.44	$9.41
Class N (unlimited shares authorized):
Net Assets	$92,010,627	$5,756,941	$6,322,111	$7,221,952	$101,875	$6,388,336
Shares Outstanding	10,563,060	596,150	989,969	1,026,422	12,176	678,107
Net Asset Value, Offering and Redemption Price per Share	$8.71	$9.66	$6.39	$7.04	$8.37	$9.42
Class R6 (unlimited shares authorized):
Net Assets	$145,418,294	$—	$—	$—	$—	$—
Shares Outstanding	16,669,419	—	—	—	—	—
Net Asset Value, Offering and Redemption Price per Share	$8.72	$—	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	151

March 31, 2025

	DoubleLine Shiller Enhanced International CAPE®	DoubleLine Emerging Markets Local Currency Bond Fund	DoubleLine Income Fund
ASSETS
Investments in Unaffiliated Securities, at Value*	$25,212,128	$11,876,116	$108,596,867
Investments in Affiliated Mutual Funds, at Value*	640,555	—	—
Short Term Investments*	2,576,104	264,272	3,252,113
Cash	—	13,514	—
Foreign Currency, at Value*	—	5,175	—
Net Unrealized Appreciation on Forward Currency Exchange Contracts	195,574	—	—
Interest and Dividends Receivable	183,860	245,376	703,116
Prepaid Expenses and Other Assets	20,305	18,001	25,008
Due from Advisor (See Note 3)	6,250	1,589	—
Receivable for Fund Shares Sold	3,700	35,500	83,973
Total Assets	28,838,476	12,459,543	112,661,077
LIABILITIES:
Net Unrealized Depreciation on Forward Currency Exchange Contracts	218,108	—	—
Net Unrealized Depreciation on Swaps	163,038	—	—
Professional Fees Payable	41,727	44,943	42,262
Administration, Fund Accounting and Custodian Fees Payable	21,669	8,037	31,007
Payable for Fund Shares Redeemed	13,091	4,493	450,915
Distribution Payable	11,489	2,171	54,325
Payable for Investments Purchased	10,000	—	—
Accrued Expenses	7,801	43,223	7,494
Trustees Fees Payable (See Note 8)	4,447	2,991	4,844
Transfer Agent Expenses Payable	2,537	710	4,302
Distribution Fees Payable	—	461	2,750
Sub-Transfer Agent Expenses Payable	—	321	9,891
Investment Advisory Fees Payable	—	—	24,653
Total Liabilities	493,907	107,350	632,443
Commitments and Contingencies (See Note 2)
Net Assets	$28,344,569	$12,352,193	$112,028,634
NET ASSETS CONSISTS OF:
Paid-in Capital	$45,392,735	$13,773,015	$133,059,308
Total Distributable Loss (See Note 6)	(17,048,166)	(1,420,822)	(21,030,674)
Net Assets	$28,344,569	$12,352,193	$112,028,634
*Identified Cost:
Investments in Unaffiliated Securities	$27,812,387	$12,832,950	$110,131,064
Investments in Affiliated Mutual Funds	686,722	—	—
Short Term Investments	2,576,104	264,272	3,252,113
Foreign Currency (Due to Custodian)	—	5,197	—
Class I (unlimited shares authorized):
Net Assets	$25,085,051	$11,861,435	$99,290,312
Shares Outstanding	2,118,197	1,373,720	12,511,696
Net Asset Value, Offering and Redemption Price per Share	$11.84	$8.63	$7.94
Class N (unlimited shares authorized):
Net Assets	$3,259,518	$490,758	$12,738,322
Shares Outstanding	275,234	56,942	1,602,357
Net Asset Value, Offering and Redemption Price per Share	$11.84	$8.62	$7.95

152	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Statements of Operations	For the Year Ended March 31, 2025

	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund	DoubleLine Shiller Enhanced CAPE®
INVESTMENT INCOME
Income:
Interest	$1,497,869,073	$335,026,771	$28,945,789	$315,299,425	$14,746,598	$211,597,083
Dividends from Unaffiliated Securities	900	590	4	384	11	405
Dividends from Affiliated Mutual Funds	—	15,536,052	—	—	—	—
Total Investment Income	1,497,869,973	350,563,413	28,945,793	315,299,809	14,746,609	211,597,488
Expenses:
Investment Advisory Fees	121,112,204	26,797,498	3,360,040	20,391,104	876,174	17,784,564
Sub-Transfer Agent Expenses - Class I	16,490,184	3,127,407	274,989	2,954,408	60,946	2,061,621
Sub-Transfer Agent Expenses - Class N	2,572,278	103,033	15,847	420,194	6,871	138,413
Distribution Fees - Class N	9,671,445	515,652	60,719	1,802,405	44,157	625,112
Administration, Fund Accounting and Custodian Fees	3,197,639	944,946	79,510	610,179	132,069	551,629
Transfer Agent Expenses	2,786,233	631,737	45,878	516,874	17,250	379,423
Shareholder Reporting Expenses	1,033,946	92,161	79,561	101,337	31,171	165,252
Trustees Fees	741,981	168,628	16,750	141,100	9,392	101,556
Insurance Expenses	622,096	143,917	11,769	119,696	5,445	90,355
Professional Fees	595,798	299,324	147,706	226,065	120,546	250,985
Registration Fees	583,844	232,247	70,554	150,124	43,383	73,563
Miscellaneous Expenses	253,712	65,307	40,041	44,990	18,335	43,377
Interest Expense	—	—	14,537	—	61,021	—
Total Expenses	159,661,360	33,121,857	4,217,901	27,478,476	1,426,760	22,265,850
Less: Investment Advisory Fees (Waived)	—	(2,192,475)	—	—	—	—
Less: Other Fees (Reimbursed)/Recouped	—	—	7,486	—	(6,326)	—
Net Expenses	159,661,360	30,929,382	4,225,387	27,478,476	1,420,434	22,265,850
Net Investment Income (Loss)	1,338,208,613	319,634,031	24,720,406	287,821,333	13,326,175	189,331,638
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Unaffiliated Securities	(317,636,284)	(175,821,926)	(20,281,721)	(12,489,362)	(1,764,778)	(41,670,428)
Investments in Affiliated Mutual Funds	—	(1,880,297)	—	—	—	—
Futures	(176,207,490)	(11,844,916)	—	—	—	—
Swaps	—	—	—	—	—	488,740,329
Net Change in Unrealized Appreciation (Depreciation) on:
Investments in Unaffiliated Securities	923,748,447	216,691,797	26,662,440	40,077,217	(1,124,103)	33,491,127
Investments in Affiliated Mutual Funds	—	7,970,962	—	—	—	—
Short Term Investments	—	(17,479)	—	13,364	—	10,303
Futures	103,107,576	22,079,215	—	—	—	—
Swaps	—	—	—	—	—	(340,984,891)
Unfunded Loan Commitments	—	(1,633)	—	—	(1,337)	—
Net Realized and Unrealized Gain (Loss) on Investments	533,012,249	57,175,723	6,380,719	27,601,219	(2,890,218)	139,586,440
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,871,220,862	$376,809,754	$31,101,125	$315,422,552	$10,435,957	$328,918,078

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	153

Statements of Operations (Cont.)

	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund	DoubleLine Infrastructure Income Fund
INVESTMENT INCOME
Income:
Interest	$70,955,651	$8,001,927	$3,179,826	$6,480,391	$5,119,565	$17,849,293
Dividends from Unaffiliated Securities	48	—	—	7	11	3
Total Investment Income	70,955,699	8,001,927	3,179,826	6,480,398	5,119,576	17,849,296
Expenses:
Investment Advisory Fees	6,701,080	750,607	212,752	1,171,002	724,862	1,885,790
Sub-Transfer Agent Expenses - Class I	562,265	103,568	21,674	78,518	1,614	24,531
Sub-Transfer Agent Expenses - Class N	48,056	3,363	4,508	7,309	1	447
Administration, Fund Accounting and Custodian Fees	351,470	41,159	36,352	34,370	41,511	103,951
Distribution Fees - Class N	190,013	11,880	26,385	27,678	334	17,560
Professional Fees	118,735	88,863	104,000	121,466	83,071	85,237
Transfer Agent Expenses	92,027	13,672	7,801	14,107	3,289	36,276
Registration Fees	88,450	42,538	41,402	42,139	41,220	46,438
Trustees Fees	30,550	9,083	6,822	8,538	7,566	15,868
Insurance Expenses	21,808	5,085	2,449	4,513	4,524	9,604
Shareholder Reporting Expenses	19,114	21,026	12,411	24,841	754	7,234
Miscellaneous Expenses	18,677	17,367	18,166	16,080	10,862	21,111
Interest Expense	—	2,341	133	—	—	—
Total Expenses	8,242,245	1,110,552	494,855	1,550,561	919,608	2,254,047
Less: Other Fees (Reimbursed)/Recouped	—	(213,363)	(164,478)	(91,832)	—	—
Net Expenses	8,242,245	897,189	330,377	1,458,729	919,608	2,254,047
Net Investment Income (Loss)	62,713,454	7,104,738	2,849,449	5,021,669	4,199,968	15,595,249
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Unaffiliated Securities	(15,096,936)	385,384	(1,905,969)	3,298	(3,324,993)	(4,124,672)
Foreign Currency	—	—	—	—	101,159	—
Forwards	—	—	—	—	(503,052)	—
Futures	—	—	(2,485,910)	—	—	—
Swaps	—	—	—	(10,536,525)	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments in Unaffiliated Securities	30,355,888	2,939,014	2,216,686	—	2,244,364	11,788,308
Short Term Investments	(106)	—	203	(17,498)	(134)	—
Foreign Currency	—	—	—	—	(4,988)	—
Forwards	—	—	—	—	(110,109)	—
Futures	—	—	(127,656)	—	—	—
Swaps	—	—	—	(3,352,861)	—	—
Unfunded Loan Commitments	(1,013)	—	—	—	—	—
Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	—	—	—	7,397	—
Net Realized and Unrealized Gain (Loss) on Investments	15,257,833	3,324,398	(2,302,646)	(13,903,586)	(1,590,356)	7,663,636
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$77,971,287	$10,429,136	$546,803	$(8,881,917)	$2,609,612	$23,258,885

154	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

For the Year Ended March 31, 2025

	DoubleLine Shiller Enhanced International CAPE®	DoubleLine Emerging Markets Local Currency Bond Fund	DoubleLine Income Fund
INVESTMENT INCOME
Income:
Interest	$2,143,597	$824,633	$7,055,688
Dividends from Affiliated Mutual Funds	113,254	—	—
Dividends from Unaffiliated Securities	4	—	11
Total Investment Income	2,256,855	824,633	7,055,699
Expenses:
Investment Advisory Fees	173,196	92,146	515,826
Professional Fees	97,456	90,797	94,651
Administration, Fund Accounting and Custodian Fees	58,017	25,233	70,444
Registration Fees	41,642	39,968	56,749
Sub-Transfer Agent Expenses - Class I	16,736	2,826	63,166
Sub-Transfer Agent Expenses - Class N	2,738	197	5,495
Miscellaneous Expenses	16,086	17,281	26,047
Shareholder Reporting Expenses	15,998	785	1,149
Distribution Fees - Class N	11,985	1,885	20,022
Transfer Agent Expenses	6,365	1,766	8,557
Trustees Fees	5,917	5,170	7,635
Insurance Expenses	2,599	890	2,761
Interest Expense	—	—	502
Total Expenses	448,735	278,944	873,004
Less: Investment Advisory Fees (Waived)	(7,586)	—	—
Less: Other Fees (Reimbursed)/Recouped	(211,597)	(166,538)	(182,513)
Net Expenses	229,552	112,406	690,491
Net Investment Income (Loss)	2,027,303	712,227	6,365,208
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Unaffiliated Securities	(406,027)	(504,504)	(1,407,141)
Investments in Affiliated Mutual Funds	85,989	—	—
Foreign Currency	(4,866)	6,922	—
Forwards	(519,725)	—	—
Swaps	2,668,540	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments in Unaffiliated Securities	78,521	23,698	3,599,145
Investments in Affiliated Mutual Funds	79,079	—	—
Short Term Investments	20	—	56
Foreign Currency	—	(32)	—
Forwards	(46,445)	—	—
Swaps	(3,365,572)	—	—
Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	2,404	—
Net Realized and Unrealized Gain (Loss) on Investments	(1,430,486)	(471,512)	2,192,060
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$596,817	$240,715	$8,557,268

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	155

Statements of Changes in Net Assets

	DoubleLine Total Return Bond Fund		DoubleLine Core Fixed Income Fund
	Year Ended March 31,		Year Ended March 31,
	2025	2024	2025	2024
OPERATIONS
Net Investment Income (Loss)	$1,338,208,613	$1,348,241,841	$319,634,031	$318,006,860
Net Realized Gain (Loss) on Investments	(493,843,774)	(1,077,087,788)	(189,547,139)	(305,360,759)
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,026,856,023	187,615,351	246,722,862	168,406,086
Net Increase (Decrease) in Net Assets Resulting from Operations	1,871,220,862	458,769,404	376,809,754	181,052,187
DISTRIBUTIONS TO SHAREHOLDERS
From Earnings
Class I	(1,240,978,469)	(1,197,790,386)	(313,150,541)	(309,961,556)
Class N	(183,090,313)	(202,590,572)	(9,959,470)	(11,384,179)
Class R6	(77,505,392)	(60,800,302)	(19,587,175)	(11,086,461)
Total Distributions to Shareholders	(1,501,574,174)	(1,461,181,260)	(342,697,186)	(332,432,196)
NET SHARE TRANSACTIONS
Class I	(1,366,160,813)	(1,190,480,589)	(296,144,228)	(396,428,497)
Class N	(343,344,324)	(681,077,905)	(46,377,521)	(33,074,677)
Class R6	414,370,894	91,081,992	96,915,162	203,954,115
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	(1,295,134,243)	(1,780,476,502)	(245,606,587)	(225,549,059)
Total Increase (Decrease) in Net Assets	$(925,487,555)	$(2,782,888,358)	$(211,494,019)	$(376,929,068)
NET ASSETS:
Beginning of Year	$31,035,411,432	$33,818,299,790	$6,905,279,391	$7,282,208,459
End of Year	$30,109,923,877	$31,035,411,432	$6,693,785,372	$6,905,279,391

156	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (Cont.)

	DoubleLine Emerging Markets Fixed Income Fund		DoubleLine Low Duration Bond Fund
	Year Ended March 31,		Year Ended March 31,
	2025	2024	2025	2024
OPERATIONS
Net Investment Income (Loss)	$24,720,406	$27,326,344	$287,821,333	$272,309,656
Net Realized Gain (Loss) on Investments	(20,281,721)	(46,652,386)	(12,489,362)	(36,768,752)
Net Change in Unrealized Appreciation (Depreciation) on Investments	26,662,440	69,334,543	40,090,581	107,026,339
Net Increase (Decrease) in Net Assets Resulting from Operations	31,101,125	50,008,501	315,422,552	342,567,243
DISTRIBUTIONS TO SHAREHOLDERS
From Earnings
Class I	(24,528,159)	(26,668,163)	(249,730,024)	(230,720,953)
Class N	(1,343,318)	(1,410,031)	(34,280,500)	(35,174,928)
Class R6	—	—	(6,272,556)	(4,914,904)
Total Distributions to Shareholders	(25,871,477)	(28,078,194)	(290,283,080)	(270,810,785)
NET SHARE TRANSACTIONS
Class I	(66,796,242)	(52,388,152)	501,878,066	(527,964,125)
Class N	(1,662,457)	(5,980,257)	(28,060,526)	(116,480,695)
Class R6	—	—	(7,556,176)	72,153,985
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	(68,458,699)	(58,368,409)	466,261,364	(572,290,835)
Total Increase (Decrease) in Net Assets	$(63,229,051)	$(36,438,102)	$491,400,836	$(500,534,377)
NET ASSETS:
Beginning of Year	$484,136,059	$520,574,161	$5,656,198,920	$6,156,733,297
End of Year	$420,907,008	$484,136,059	$6,147,599,756	$5,656,198,920

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	157

	DoubleLine Floating Rate Fund		DoubleLine Shiller Enhanced CAPE®
	Year Ended March 31,		Year Ended March 31,
	2025	2024	2025	2024
OPERATIONS
Net Investment Income (Loss)	$13,326,175	$15,993,352	$189,331,638	$196,494,636
Net Realized Gain (Loss) on Investments	(1,764,778)	(7,312,322)	447,069,901	164,644,573
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,125,440)	8,429,236	(307,483,461)	510,620,247
Net Increase (Decrease) in Net Assets Resulting from Operations	10,435,957	17,110,266	328,918,078	871,759,456
DISTRIBUTIONS TO SHAREHOLDERS
From Earnings
Class I	(12,087,832)	(14,530,183)	(184,157,907)	(190,008,198)
Class N	(1,310,019)	(1,403,828)	(11,884,563)	(14,327,670)
Class R6	—	—	(1,110,843)	(705,957)
Total Distributions to Shareholders	(13,397,851)	(15,934,011)	(197,153,313)	(205,041,825)
NET SHARE TRANSACTIONS
Class I	(23,961,228)	(38,987,841)	(559,635,958)	(699,748,123)
Class N	130,902	(3,655,586)	(64,974,782)	(79,320,566)
Class R6	—	—	7,900,012	8,235,469
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	(23,830,326)	(42,643,427)	(616,710,728)	(770,833,220)
Total Increase (Decrease) in Net Assets	$(26,792,220)	$(41,467,172)	$(484,945,963)	$(104,115,589)
NET ASSETS:
Beginning of Year	$179,339,433	$220,806,605	$4,205,301,740	$4,309,417,329
End of Year	$152,547,213	$179,339,433	$3,720,355,777	$4,205,301,740

158	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (Cont.)

	DoubleLine Flexible Income Fund		DoubleLine Low Duration Emerging Markets Fixed Income Fund
	Year Ended March 31,		Year Ended March 31,
	2025	2024	2025	2024
OPERATIONS
Net Investment Income (Loss)	$62,713,454	$52,650,252	$7,104,738	$7,016,158
Net Realized Gain (Loss) on Investments	(15,096,936)	(25,409,554)	385,384	(5,773,678)
Net Change in Unrealized Appreciation (Depreciation) on Investments	30,354,769	46,482,192	2,939,014	12,240,679
Net Increase (Decrease) in Net Assets Resulting from Operations	77,971,287	73,722,890	10,429,136	13,483,159
DISTRIBUTIONS TO SHAREHOLDERS
From Earnings
Class I	(54,331,461)	(45,496,140)	(6,696,344)	(6,726,859)
Class N	(4,355,093)	(3,945,038)	(209,240)	(165,152)
Class R6	(5,923,709)	(5,259,414)	—	—
Total Distributions to Shareholders	(64,610,263)	(54,700,592)	(6,905,584)	(6,892,011)
NET SHARE TRANSACTIONS
Class I	170,212,718	60,598,970	(20,631,691)	(35,190,518)
Class N	21,256,315	(26,706,309)	984,589	(853,185)
Class R6	64,663,633	(47,199,504)	—	—
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	256,132,666	(13,306,843)	(19,647,102)	(36,043,703)
Total Increase (Decrease) in Net Assets	$269,493,690	$5,715,455	$(16,123,550)	$(29,452,555)
NET ASSETS:
Beginning of Year	$952,364,391	$946,648,936	$157,908,314	$187,360,869
End of Year	$1,221,858,081	$952,364,391	$141,784,764	$157,908,314

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	159

	DoubleLine Long Duration Total Return Bond Fund		DoubleLine Strategic Commodity Fund (Consolidated)
	Year Ended March 31,		Year Ended March 31,
	2025	2024	2025	2024
OPERATIONS
Net Investment Income (Loss)	$2,849,449	$2,062,467	$5,021,669	$6,622,995
Net Realized Gain (Loss) on Investments	(4,391,879)	(3,485,747)	(10,533,227)	(5,469,568)
Net Change in Unrealized Appreciation (Depreciation) on Investments	2,089,233	(423,003)	(3,370,359)	7,556,490
Net Increase (Decrease) in Net Assets Resulting from Operations	546,803	(1,846,283)	(8,881,917)	8,709,917
DISTRIBUTIONS TO SHAREHOLDERS
From Earnings
Class I	(2,390,470)	(1,791,604)	(2,715,101)	(4,156,315)
Class N	(468,303)	(247,566)	(287,366)	(401,257)
Total Distributions to Shareholders	(2,858,773)	(2,039,170)	(3,002,467)	(4,557,572)
NET SHARE TRANSACTIONS
Class I	2,375,689	2,917,726	(16,653,423)	(26,162,286)
Class N	(5,203,898)	10,336,015	(4,825,192)	(4,199,172)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	(2,828,209)	13,253,741	(21,478,615)	(30,361,458)
Total Increase (Decrease) in Net Assets	$(5,140,179)	$9,368,288	$(33,362,999)	$(26,209,113)
NET ASSETS:
Beginning of Year	$59,920,397	$50,552,109	$149,148,395	$175,357,508
End of Year	$54,780,218	$59,920,397	$115,785,396	$149,148,395

160	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (Cont.)

	DoubleLine Global Bond Fund		DoubleLine Infrastructure Income Fund
	Year Ended March 31,		Year Ended March 31,
	2025	2024	2025	2024
OPERATIONS
Net Investment Income (Loss)	$4,199,968	$3,710,956	$15,595,249	$12,926,681
Net Realized Gain (Loss) on Investments	(3,726,886)	(4,421,559)	(4,124,672)	(14,357,550)
Net Change in Unrealized Appreciation (Depreciation) on Investments	2,136,530	(493,844)	11,788,308	20,920,412
Net Increase (Decrease) in Net Assets Resulting from Operations	2,609,612	(1,204,447)	23,258,885	19,489,543
DISTRIBUTIONS TO SHAREHOLDERS
From Earnings
Class I	(1,622,642)	—	(15,412,073)	(12,689,557)
Class N	(1,178)	—	(275,504)	(93,327)
Total Distributions to Shareholders	(1,623,820)	—	(15,687,577)	(12,782,884)
NET SHARE TRANSACTIONS
Class I	3,619,089	751,040	(9,819,211)	6,061,598
Class N	(54,253)	(81,847)	(720,932)	6,286,861
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	3,564,836	669,193	(10,540,143)	12,348,459
Total Increase (Decrease) in Net Assets	$4,550,628	$(535,254)	$(2,968,835)	$19,055,118
NET ASSETS:
Beginning of Year	$144,161,108	$144,696,362	$365,883,329	$346,828,211
End of Year	$148,711,736	$144,161,108	$362,914,494	$365,883,329

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	161

	DoubleLine Shiller Enhanced International CAPE®		DoubleLine Emerging Markets Local Currency Bond Fund
	Year Ended March 31,		Year Ended March 31,
	2025	2024	2025	2024
OPERATIONS
Net Investment Income (Loss)	$2,027,303	$2,563,715	$712,227	$627,680
Net Realized Gain (Loss) on Investments	1,823,911	(2,309,142)	(497,582)	(163,557)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(3,254,397)	3,662,364	26,070	94,660
Net Increase (Decrease) in Net Assets Resulting from Operations	596,817	3,916,937	240,715	558,783
DISTRIBUTIONS TO SHAREHOLDERS
From Earnings
Class I	(1,861,195)	(2,310,834)	(316,947)	(387,741)
Class N	(268,021)	(451,256)	(19,252)	(38,071)
Total Distributions to Shareholders	(2,129,216)	(2,762,090)	(336,199)	(425,812)
NET SHARE TRANSACTIONS
Class I	(10,613,654)	(9,215,887)	266,523	2,126,583
Class N	(5,620,936)	(427,180)	(453,945)	743,979
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	(16,234,590)	(9,643,067)	(187,422)	2,870,562
Total Increase (Decrease) in Net Assets	$(17,766,989)	$(8,488,220)	$(282,906)	$3,003,533
NET ASSETS:
Beginning of Year	$46,111,558	$54,599,778	$12,635,099	$9,631,566
End of Year	$28,344,569	$46,111,558	$12,352,193	$12,635,099

162	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (Cont.)

	DoubleLine Income Fund
	Year Ended March 31,
	2025	2024
OPERATIONS
Net Investment Income (Loss)	$6,365,208	$3,202,565
Net Realized Gain (Loss) on Investments	(1,407,141)	(4,967,822)
Net Change in Unrealized Appreciation (Depreciation) on Investments	3,599,201	7,428,196
Net Increase (Decrease) in Net Assets Resulting from Operations	8,557,268	5,662,939
DISTRIBUTIONS TO SHAREHOLDERS
From Earnings
Class I	(6,320,351)	(3,693,184)
Class N	(551,690)	(229,194)
Total Distributions to Shareholders	(6,872,041)	(3,922,378)
NET SHARE TRANSACTIONS
Class I	17,888,219	27,417,772
Class N	8,699,280	671,994
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	26,587,499	28,089,766
Total Increase (Decrease) in Net Assets	$28,272,726	$29,830,327
NET ASSETS:
Beginning of Year	$83,755,908	$53,925,581
End of Year	$112,028,634	$83,755,908

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	163

Financial Highlights
		Income (Loss) from Investment Operations:			Less Distributions:							Ratios to Average Net Assets:
For the Year or Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain	Distribution in Excess	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000’s)	Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Expenses After Investment Advisory Fees (Waived)(c)	Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Net Investment Income (Loss)(c)	Portfolio Turnover(b)
DoubleLine Total Return Bond Fund - Class I
3/31/2025	$8.72	0.39	0.17	0.56	(0.44)	—	—	(0.44)	$8.84	6.58%	$24,445,547	0.50%	0.50%	0.50%	4.45%	33%
3/31/2024	$8.97	0.36	(0.21)	0.15	(0.40)	—	—	(0.40)	$8.72	1.75%	$25,498,119	0.50%	0.50%	0.50%	4.19%	36%
3/31/2023	$9.82	0.30	(0.80)	(0.50)	(0.35)	—	—	(0.35)	$8.97	(5.08)%	$27,489,784	0.49%	0.49%	0.49%	3.28%	37%
3/31/2022	$10.46	0.29	(0.60)	(0.31)	(0.33)	—	—	(0.33)	$9.82	(3.14)%	$37,399,379	0.48%	0.48%	0.48%	2.75%	89%
3/31/2021	$10.46	0.31	0.04	0.35	(0.35)	—	—	(0.35)	$10.46	3.32%	$42,909,929	0.49%	0.49%	0.49%	2.95%	91%
DoubleLine Total Return Bond Fund - Class N
3/31/2025	$8.72	0.37	0.16	0.53	(0.42)	—	—	(0.42)	$8.83	6.19%	$3,974,646	0.75%	0.75%	0.75%	4.20%	33%
3/31/2024	$8.97	0.34	(0.21)	0.13	(0.38)	—	—	(0.38)	$8.72	1.50%	$4,269,591	0.75%	0.75%	0.75%	3.94%	36%
3/31/2023	$9.82	0.28	(0.80)	(0.52)	(0.33)	—	—	(0.33)	$8.97	(5.32)%	$5,109,737	0.74%	0.74%	0.74%	3.08%	37%
3/31/2022	$10.46	0.26	(0.60)	(0.34)	(0.30)	—	—	(0.30)	$9.82	(3.38)%	$4,972,381	0.73%	0.73%	0.73%	2.50%	89%
3/31/2021	$10.46	0.29	0.03	0.32	(0.32)	—	—	(0.32)	$10.46	3.06%	$5,239,001	0.74%	0.74%	0.74%	2.70%	91%
DoubleLine Total Return Bond Fund - Class R6
3/31/2025	$8.73	0.39	0.17	0.56	(0.45)	—	—	(0.45)	$8.84	6.53%	$1,689,731	0.43%	0.43%	0.43%	4.49%	33%
3/31/2024	$8.98	0.37	(0.22)	0.15	(0.40)	—	—	(0.40)	$8.73	1.81%	$1,267,701	0.44%	0.44%	0.44%	4.27%	36%
3/31/2023	$9.83	0.31	(0.81)	(0.50)	(0.35)	—	—	(0.35)	$8.98	(5.02)%	$1,218,779	0.44%	0.44%	0.44%	3.35%	37%
3/31/2022	$10.46	0.29	(0.59)	(0.30)	(0.33)	—	—	(0.33)	$9.83	(2.99)%	$1,711,466	0.43%	0.43%	0.43%	2.81%	89%
3/31/2021	$10.46	0.31	0.05	0.36	(0.36)	—	—	(0.36)	$10.46	3.38%	$2,071,388	0.44%	0.44%	0.44%	2.89%	91%
DoubleLine Core Fixed Income Fund - Class I
3/31/2025	$9.20	0.44	0.09	0.53	(0.47)	—	—	(0.47)	$9.26	5.96%	$6,081,690	0.49%	0.46%	0.46%	4.78%	64%
3/31/2024	$9.41	0.42	(0.19)	0.23	(0.44)	—	—	(0.44)	$9.20	2.60%	$6,346,593	0.47%	0.44%	0.44%	4.59%	119%
3/31/2023	$10.33	0.36	(0.88)	(0.52)	(0.40)	—	—	(0.40)	$9.41	(5.03)%	$6,889,213	0.47%	0.44%	0.44%	3.75%	119%
3/31/2022	$11.01	0.28	(0.62)	(0.34)	(0.31)	(0.03)	—	(0.34)	$10.33	(3.19)%	$9,843,189	0.46%	0.42%	0.42%	2.55%	177%
3/31/2021	$10.62	0.32	0.42	0.74	(0.33)	(0.02)	—	(0.35)	$11.01	6.94%	$10,772,238	0.47%	0.42%	0.42%	2.83%	155%
DoubleLine Core Fixed Income Fund - Class N
3/31/2025	$9.20	0.42	0.09	0.51	(0.45)	—	—	(0.45)	$9.26	5.69%	$190,043	0.74%	0.71%	0.71%	4.53%	64%
3/31/2024	$9.40	0.40	(0.18)	0.22	(0.42)	—	—	(0.42)	$9.20	2.46%	$235,339	0.72%	0.69%	0.69%	4.34%	119%
3/31/2023	$10.32	0.33	(0.88)	(0.55)	(0.37)	—	—	(0.37)	$9.40	(5.27)%	$274,332	0.72%	0.69%	0.69%	3.48%	119%
3/31/2022	$11.00	0.25	(0.61)	(0.36)	(0.29)	(0.03)	—	(0.32)	$10.32	(3.43)%	$443,006	0.71%	0.67%	0.67%	2.30%	177%
3/31/2021	$10.61	0.29	0.42	0.71	(0.30)	(0.02)	—	(0.32)	$11.00	6.67%	$544,493	0.72%	0.66%	0.66%	2.58%	155%
DoubleLine Core Fixed Income Fund - Class R6
3/31/2025	$9.21	0.45	0.09	0.54	(0.48)	—	—	(0.48)	$9.27	6.01%	$422,053	0.44%	0.41%	0.41%	4.83%	64%
3/31/2024	$9.41	0.43	(0.19)	0.24	(0.44)	—	—	(0.44)	$9.21	2.74%	$323,347	0.44%	0.41%	0.41%	4.70%	119%
3/31/2023	$10.33	0.37	(0.89)	(0.52)	(0.40)	—	—	(0.40)	$9.41	(5.00)%	$118,663	0.44%	0.41%	0.41%	3.88%	119%
3/31/2022	$11.01	0.28	(0.61)	(0.33)	(0.32)	(0.03)	—	(0.35)	$10.33	(3.16)%	$93,509	0.44%	0.39%	0.39%	2.58%	177%
3/31/2021	$10.62	0.32	0.42	0.74	(0.33)	(0.02)	—	(0.35)	$11.01	6.94%	$104,731	0.44%	0.38%	0.38%	2.88%	155%
DoubleLine Emerging Markets Fixed Income Fund - Class I
3/31/2025	$8.91	0.50	0.13	0.63	(0.52)	—	—	(0.52)	$9.02	7.29%	$399,454	0.93%	0.93%	0.93%	5.53%	47%
3/31/2024	$8.46	0.48	0.47	0.95	(0.50)	—	—	(0.50)	$8.91	11.65%	$461,232	0.92%	0.92%	0.92%	5.62%	49%
3/31/2023	$9.71	0.42	(1.22)	(0.80)	(0.45)	—	—	(0.45)	$8.46	(8.22)%	$492,903	0.90%	0.90%	0.90%	4.80%	34%
3/31/2022	$10.55	0.39	(0.84)	(0.45)	(0.39)	—	—	(0.39)	$9.71	(4.46)%	$721,060	0.87%	0.87%	0.87%	3.76%	51%
3/31/2021	$8.83	0.41	1.75	2.16	(0.44)	—	—	(0.44)	$10.55	24.72%	$799,879	0.89%	0.89%	0.89%	4.06%	81%
DoubleLine Emerging Markets Fixed Income Fund - Class N
3/31/2025	$8.92	0.47	0.13	0.60	(0.50)	—	—	(0.50)	$9.02	6.90%	$21,453	1.18%	1.18%	1.18%	5.27%	47%
3/31/2024	$8.46	0.46	0.48	0.94	(0.48)	—	—	(0.48)	$8.92	11.49%	$22,904	1.17%	1.17%	1.17%	5.37%	49%
3/31/2023	$9.71	0.40	(1.23)	(0.83)	(0.42)	—	—	(0.42)	$8.46	(8.45)%	$27,671	1.15%	1.15%	1.15%	4.56%	34%
3/31/2022	$10.55	0.37	(0.85)	(0.48)	(0.36)	—	—	(0.36)	$9.71	(4.70)%	$38,728	1.12%	1.12%	1.12%	3.51%	51%
3/31/2021	$8.83	0.39	1.74	2.13	(0.41)	—	—	(0.41)	$10.55	24.38%	$44,972	1.14%	1.14%	1.14%	3.86%	81%
DoubleLine Low Duration Bond Fund - Class I
3/31/2025	$9.58	0.48	0.04	0.52	(0.48)	—	—	(0.48)	$9.62	5.58%	$5,311,889	0.44%	0.44%	0.44%	4.97%	93%
3/31/2024	$9.46	0.45	0.12	0.57	(0.45)	—	—	(0.45)	$9.58	6.16%	$4,788,703	0.43%	0.43%	0.43%	4.71%	76%
3/31/2023	$9.67	0.28	(0.19)	0.09	(0.30)	—	—	(0.30)	$9.46	0.94%	$5,256,310	0.43%	0.43%	0.43%	2.98%	72%
3/31/2022	$9.97	0.15	(0.29)	(0.14)	(0.16)	—	—	(0.16)	$9.67	(1.42)%	$6,224,937	0.41%	0.41%	0.41%	1.55%	80%
3/31/2021	$9.51	0.20	0.47	0.67	(0.21)	—	—	(0.21)	$9.97	7.08%	$5,689,932	0.42%	0.42%	0.42%	2.05%	71%

164	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Financial Highlights (Cont.)
		Income (Loss) from Investment Operations:			Less Distributions:							Ratios to Average Net Assets:
For the Year or Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain	Distribution in Excess	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000’s)	Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Expenses After Investment Advisory Fees (Waived)(c)	Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Net Investment Income (Loss)(c)	Portfolio Turnover(b)
DoubleLine Low Duration Bond Fund - Class N
3/31/2025	$9.57	0.45	0.05	0.50	(0.46)	—	—	(0.46)	$9.61	5.32%	$714,788	0.69%	0.69%	0.69%	4.73%	93%
3/31/2024	$9.45	0.42	0.12	0.54	(0.42)	—	—	(0.42)	$9.57	5.90%	$739,660	0.68%	0.68%	0.68%	4.46%	76%
3/31/2023	$9.67	0.26	(0.21)	0.05	(0.27)	—	—	(0.27)	$9.45	0.58%	$846,389	0.67%	0.67%	0.67%	2.73%	72%
3/31/2022	$9.96	0.13	(0.28)	(0.15)	(0.14)	—	—	(0.14)	$9.67	(1.57)%	$1,043,811	0.66%	0.66%	0.66%	1.30%	80%
3/31/2021	$9.50	0.18	0.46	0.64	(0.18)	—	—	(0.18)	$9.96	6.82%	$1,194,295	0.67%	0.67%	0.67%	1.83%	71%
DoubleLine Low Duration Bond Fund - Class R6
3/31/2025	$9.58	0.48	0.05	0.53	(0.49)	—	—	(0.49)	$9.62	5.64%	$120,923	0.38%	0.38%	0.38%	5.03%	93%
3/31/2024	$9.46	0.46	0.11	0.57	(0.45)	—	—	(0.45)	$9.58	6.20%	$127,836	0.39%	0.39%	0.39%	4.83%	76%
3/31/2023	$9.67	0.30	(0.21)	0.09	(0.30)	—	—	(0.30)	$9.46	0.97%	$54,035	0.39%	0.39%	0.39%	3.13%	72%
3/31/2022	$9.97	0.15	(0.29)	(0.14)	(0.16)	—	—	(0.16)	$9.67	(1.39)%	$41,366	0.39%	0.39%	0.39%	1.53%	80%
3/31/2021	$9.51	0.20	0.47	0.67	(0.21)	—	—	(0.21)	$9.97	7.12%	$8,840	0.40%	0.39%	0.39%	2.05%	71%
DoubleLine Floating Rate Fund - Class I
3/31/2025	$9.04	0.69	(0.15)	0.54	(0.70)	—	—	(0.70)	$8.88	6.12%	$135,642	0.79%	0.79%	0.79%	7.63%	65%
3/31/2024	$8.97	0.75	0.08	0.83	(0.76)	—	—	(0.76)	$9.04	9.61%	$162,269	0.74%	0.74%	0.74%	8.34%	50%
3/31/2023	$9.42	0.53	(0.42)	0.11	(0.56)	—	—	(0.56)	$8.97	1.31%	$200,203	0.68%	0.68%	0.68%	5.81%	17%
3/31/2022	$9.51	0.32	(0.09)	0.23	(0.32)	—	—	(0.32)	$9.42	2.40%	$333,518	0.64%	0.64%	0.64%	3.37%	40%
3/31/2021	$8.44	0.34	1.07	1.41	(0.34)	—	—	(0.34)	$9.51	16.95%	$240,442	0.72%	0.72%	0.72%	3.69%	76%
DoubleLine Floating Rate Fund - Class N
3/31/2025	$9.07	0.67	(0.16)	0.51	(0.67)	—	—	(0.67)	$8.91	5.84%	$16,905	1.04%	1.04%	1.04%	7.38%	65%
3/31/2024	$8.99	0.73	0.08	0.81	(0.73)	—	—	(0.73)	$9.07	9.43%	$17,070	0.99%	0.99%	0.99%	8.10%	50%
3/31/2023	$9.44	0.48	(0.40)	0.08	(0.53)	—	—	(0.53)	$8.99	1.04%	$20,603	0.92%	0.92%	0.92%	5.32%	17%
3/31/2022	$9.53	0.30	(0.10)	0.20	(0.29)	—	—	(0.29)	$9.44	2.15%	$45,362	0.90%	0.90%	0.90%	3.16%	40%
3/31/2021	$8.45	0.32	1.08	1.40	(0.32)	—	—	(0.32)	$9.53	16.73%	$18,339	0.98%	0.98%	0.98%	3.54%	76%
DoubleLine Shiller Enhanced CAPE® - Class I
3/31/2025	$14.86	0.73	0.54	1.27	(0.76)	—	—	(0.76)	$15.37	8.76%	$3,468,688	0.55%	0.55%	0.55%	4.81%	85%
3/31/2024	$12.66	0.64	2.23	2.87	(0.67)	—	—	(0.67)	$14.86	23.36%	$3,905,582	0.54%	0.54%	0.54%	4.75%	75%
3/31/2023	$16.79	0.49	(2.60)	(2.11)	(0.54)	(1.48)	—	(2.02)	$12.66	(12.06)%	$3,988,448	0.55%	0.55%	0.55%	3.48%	77%
3/31/2022	$19.62	0.26	2.00	2.26	(0.30)	(4.79)	—	(5.09)	$16.79	10.96%	$7,828,188	0.54%	0.53%	0.53%	1.29%	110%
3/31/2021	$11.69	0.27	7.95	8.22	(0.29)	—	—	(0.29)	$19.62	70.87%	$8,169,623	0.55%	0.54%	0.54%	1.64%	69%
DoubleLine Shiller Enhanced CAPE® - Class N
3/31/2025	$14.85	0.69	0.53	1.22	(0.72)	—	—	(0.72)	$15.35	8.42%	$224,750	0.80%	0.80%	0.80%	4.56%	85%
3/31/2024	$12.65	0.60	2.24	2.84	(0.64)	—	—	(0.64)	$14.85	23.07%	$281,125	0.79%	0.79%	0.79%	4.50%	75%
3/31/2023	$16.78	0.46	(2.61)	(2.15)	(0.50)	(1.48)	—	(1.98)	$12.65	(12.29)%	$312,867	0.80%	0.80%	0.80%	3.26%	77%
3/31/2022	$19.61	0.21	1.99	2.20	(0.24)	(4.79)	—	(5.03)	$16.78	10.69%	$566,561	0.79%	0.78%	0.78%	1.03%	110%
3/31/2021	$11.68	0.24	7.93	8.17	(0.24)	—	—	(0.24)	$19.61	70.45%	$705,156	0.80%	0.79%	0.79%	1.56%	69%
DoubleLine Shiller Enhanced CAPE® - Class R6
3/31/2025	$14.87	0.74	0.54	1.28	(0.77)	—	—	(0.77)	$15.38	8.81%	$26,918	0.49%	0.49%	0.49%	4.87%	85%
3/31/2024	$12.67	0.65	2.23	2.88	(0.68)	—	—	(0.68)	$14.87	23.41%	$18,595	0.48%	0.48%	0.48%	4.82%	75%
3/31/2023	$16.80	0.50	(2.60)	(2.10)	(0.55)	(1.48)	—	(2.03)	$12.67	(12.00)%	$8,103	0.50%	0.50%	0.50%	3.58%	77%
3/31/2022	$19.62	0.27	2.01	2.28	(0.31)	(4.79)	—	(5.10)	$16.80	11.07%	$15,398	0.49%	0.49%	0.49%	1.35%	110%
3/31/2021	$11.70	0.27	7.95	8.22	(0.30)	—	—	(0.30)	$19.62	70.82%	$12,333	0.51%	0.51%	0.51%	1.47%	69%
DoubleLine Flexible Income Fund - Class I
3/31/2025	$8.60	0.51	0.13	0.64	(0.52)	—	—	(0.52)	$8.72	7.62%	$984,429	0.75%	0.75%	0.75%	5.81%	40%
3/31/2024	$8.42	0.50	0.21	0.71	(0.53)	—	—	(0.53)	$8.60	8.69%	$802,933	0.74%	0.74%	0.74%	5.97%	32%
3/31/2023	$9.21	0.41	(0.78)	(0.37)	(0.42)	—	—	(0.42)	$8.42	(3.99)%	$726,230	0.74%	0.74%	0.74%	4.74%	13%
3/31/2022	$9.65	0.35	(0.43)	(0.08)	(0.36)	—	—	(0.36)	$9.21	(0.91)%	$971,543	0.73%	0.71%	0.71%	3.65%	41%
3/31/2021	$8.40	0.35	1.28	1.63	(0.38)	—	—	(0.38)	$9.65	19.59%	$1,086,763	0.76%	0.73%	0.73%	3.71%	46%
DoubleLine Flexible Income Fund - Class N
3/31/2025	$8.60	0.48	0.13	0.61	(0.50)	—	—	(0.50)	$8.71	7.24%	$92,011	1.00%	1.00%	1.00%	5.57%	40%
3/31/2024	$8.42	0.48	0.20	0.68	(0.50)	—	—	(0.50)	$8.60	8.42%	$69,796	0.99%	0.99%	0.99%	5.70%	32%
3/31/2023	$9.20	0.39	(0.77)	(0.38)	(0.40)	—	—	(0.40)	$8.42	(4.13)%	$95,069	0.99%	0.99%	0.99%	4.47%	13%
3/31/2022	$9.65	0.33	(0.44)	(0.11)	(0.34)	—	—	(0.34)	$9.20	(1.26)%	$142,205	0.98%	0.96%	0.96%	3.39%	41%
3/31/2021	$8.39	0.32	1.29	1.61	(0.35)	—	—	(0.35)	$9.65	19.43%	$155,408	1.01%	0.97%	0.97%	3.49%	46%

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	165

		Income (Loss) from Investment Operations:			Less Distributions:							Ratios to Average Net Assets:
For the Year or Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain	Distribution in Excess	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000’s)	Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Expenses After Investment Advisory Fees (Waived)(c)	Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Net Investment Income (Loss)(c)	Portfolio Turnover(b)
DoubleLine Flexible Income Fund - Class R6
3/31/2025	$8.61	0.51	0.12	0.63	(0.52)	—	—	(0.52)	$8.72	7.56%	$145,418	0.69%	0.69%	0.69%	5.87%	40%
3/31/2024	$8.43	0.51	0.20	0.71	(0.53)	—	—	(0.53)	$8.61	8.73%	$79,635	0.70%	0.70%	0.70%	5.98%	32%
3/31/2023	$9.21	0.42	(0.78)	(0.36)	(0.42)	—	—	(0.42)	$8.43	(3.84)%	$125,350	0.70%	0.70%	0.70%	4.86%	13%
3/31/2022	$9.66	0.34	(0.43)	(0.09)	(0.36)	—	—	(0.36)	$9.21	(0.98)%	$112,378	0.70%	0.68%	0.68%	3.55%	41%
3/31/2021	$8.40	0.32	1.32	1.64	(0.38)	—	—	(0.38)	$9.66	19.78%	$758	0.72%	0.70%	0.70%	3.42%	46%
DoubleLine Low Duration Emerging Markets Fixed Income Fund - Class I
3/31/2025	$9.41	0.45	0.22	0.67	(0.44)	—	—	(0.44)	$9.64	7.31%	$136,028	0.73%	0.73%	0.59%	4.74%	53%
3/31/2024	$9.05	0.37	0.36	0.73	(0.37)	—	—	(0.37)	$9.41	8.23%	$153,250	0.74%	0.74%	0.59%	4.04%	29%
3/31/2023	$9.40	0.26	(0.35)	(0.09)	(0.26)	—	—	(0.26)	$9.05	(0.90)%	$182,023	0.69%	0.69%	0.59%	2.81%	37%
3/31/2022	$9.90	0.16	(0.45)	(0.29)	(0.17)	(0.04)	—	(0.21)	$9.40	(3.00)%	$238,613	0.68%	0.68%	0.59%	1.67%	39%
3/31/2021	$9.36	0.22	0.56	0.78	(0.24)	—	—	(0.24)	$9.90	8.33%	$215,744	0.66%	0.66%	0.59%	2.21%	72%
DoubleLine Low Duration Emerging Markets Fixed Income Fund - Class N
3/31/2025	$9.43	0.43	0.22	0.65	(0.42)	—	—	(0.42)	$9.66	7.03%	$5,757	0.98%	0.98%	0.84%	4.51%	53%
3/31/2024	$9.06	0.35	0.37	0.72	(0.35)	—	—	(0.35)	$9.43	8.07%	$4,658	0.99%	0.99%	0.84%	3.82%	29%
3/31/2023	$9.41	0.23	(0.34)	(0.11)	(0.24)	—	—	(0.24)	$9.06	(1.18)%	$5,337	0.93%	0.93%	0.84%	2.51%	37%
3/31/2022	$9.91	0.14	(0.46)	(0.32)	(0.14)	(0.04)	—	(0.18)	$9.41	(3.24)%	$22,501	0.93%	0.93%	0.84%	1.42%	39%
3/31/2021	$9.38	0.19	0.55	0.74	(0.21)	—	—	(0.21)	$9.91	7.94%	$25,849	0.91%	0.91%	0.84%	1.95%	72%
DoubleLine Long Duration Total Return Bond Fund - Class I
3/31/2025	$6.58	0.31	(0.18)	0.13	(0.31)	—	—	(0.31)	$6.40	2.05%	$48,458	0.77%	0.77%	0.50%	4.73%	86%(d)
3/31/2024	$7.15	0.26	(0.58)	(0.32)	(0.25)	—	—	(0.25)	$6.58	(4.39)%	$47,884	0.62%	0.62%	0.50%	3.88%	146%
3/31/2023	$8.84	0.22	(1.69)	(1.47)	(0.22)	—	—	(0.22)	$7.15	(16.66)%	$48,859	0.59%	0.59%	0.50%	2.97%	227%
3/31/2022	$9.37	0.28	(0.53)	(0.25)	(0.28)	—	—	(0.28)	$8.84	(2.89)%	$54,898	0.54%	0.54%	0.50%	2.87%	95%
3/31/2021	$11.75	0.29	(1.62)	(1.33)	(0.29)	(0.76)	—	(1.05)	$9.37	(12.24)%	$71,267	0.55%	0.55%	0.51%	2.56%	89%
DoubleLine Long Duration Total Return Bond Fund - Class N
3/31/2025	$6.56	0.29	(0.17)	0.12	(0.29)	—	—	(0.29)	$6.39	1.94%	$6,322	1.01%	1.01%	0.75%	4.47%	86%(d)
3/31/2024	$7.13	0.26	(0.59)	(0.33)	(0.24)	—	—	(0.24)	$6.56	(4.63)%	$12,036	0.92%	0.92%	0.75%	4.07%	146%
3/31/2023	$8.81	0.21	(1.69)	(1.48)	(0.20)	—	—	(0.20)	$7.13	(16.83)%	$1,693	0.83%	0.83%	0.75%	2.73%	227%
3/31/2022	$9.37	0.25	(0.56)	(0.31)	(0.25)	—	—	(0.25)	$8.81	(3.48)%	$5,364	0.77%	0.77%	0.75%	2.59%	95%
3/31/2021	$11.74	0.26	(1.61)	(1.35)	(0.26)	(0.76)	—	(1.02)	$9.37	(12.38)%	$11,234	0.80%	0.80%	0.76%	2.29%	89%
DoubleLine Strategic Commodity Fund - Class I (Consolidated)
3/31/2025	$7.79	0.29	(0.74)	(0.45)	(0.20)	—	—	(0.20)	$7.14	(5.70)%	$108,563	1.17%	1.17%	1.10%	3.88%	0%
3/31/2024	$7.54	0.31	0.18	0.49	(0.24)	—	—	(0.24)	$7.79	6.72%	$136,093	1.08%	1.08%	1.07%	4.05%	0%
3/31/2023	$12.56	0.07	(1.47)	(1.40)	(3.62)	—	—	(3.62)	$7.54	(11.83)%	$158,615	1.02%	1.02%	1.02%	0.64%	0%
3/31/2022	$9.61	(0.11)	4.41	4.30	(1.35)	—	—	(1.35)	$12.56	48.24%	$223,799	1.04%	1.04%	1.10%	(0.97)%	0%
3/31/2021	$6.91	(0.05)	2.75	2.70	—	—	—	—	$9.61	39.07%	$151,565	1.14%	1.14%	1.10%	(0.66)%	0%
DoubleLine Strategic Commodity Fund - Class N (Consolidated)
3/31/2025	$7.68	0.26	(0.72)	(0.46)	(0.18)	—	—	(0.18)	$7.04	(5.89)%	$7,222	1.42%	1.42%	1.35%	3.62%	0%
3/31/2024	$7.43	0.28	0.19	0.47	(0.22)	—	—	(0.22)	$7.68	6.50%	$13,055	1.33%	1.33%	1.32%	3.81%	0%
3/31/2023	$12.42	0.04	(1.44)	(1.40)	(3.59)	—	—	(3.59)	$7.43	(12.02)%	$16,743	1.27%	1.27%	1.27%	0.40%	0%
3/31/2022	$9.52	(0.13)	4.35	4.22	(1.32)	—	—	(1.32)	$12.42	47.78%	$23,906	1.29%	1.29%	1.35%	(1.22)%	0%
3/31/2021	$6.87	(0.07)	2.72	2.65	—	—	—	—	$9.52	38.57%	$20,205	1.39%	1.39%	1.34%	(0.88)%	0%
DoubleLine Global Bond Fund - Class I
3/31/2025	$8.39	0.24	(0.10)	0.14	(0.09)	—	—	(0.09)	$8.44	1.71%	$148,610	0.63%	0.63%	0.63%	2.90%	89%
3/31/2024	$8.46	0.22	(0.29)	(0.07)	—	—	—	—	$8.39	(0.83)%	$144,005	0.59%	0.59%	0.60%	2.61%	49%
3/31/2023	$9.26	0.11	(0.91)	(0.80)	—	—	—	—	$8.46	(8.64)%	$144,457	0.66%	0.66%	0.65%	1.26%	112%
3/31/2022	$10.21	0.04	(0.88)	(0.84)	(0.03)	(0.08)	—(e)	(0.11)	$9.26	(8.29)%	$276,559	0.56%	0.56%	0.56%	0.37%	83%
3/31/2021	$10.21	0.05	0.12	0.17	—	(0.17)	—	(0.17)	$10.21	1.59%	$787,064	0.55%	0.55%	0.55%	0.50%	63%
DoubleLine Global Bond Fund - Class N
3/31/2025	$8.31	0.22	(0.09)	0.13	(0.07)	—	—	(0.07)	$8.37	1.61%	$102	0.88%	0.88%	0.88%	2.66%	89%
3/31/2024	$8.41	0.19	(0.29)	(0.10)	—	—	—	—	$8.31	(1.19)%	$156	0.84%	0.84%	0.85%	2.34%	49%
3/31/2023	$9.23	0.08	(0.90)	(0.82)	—	—	—	—	$8.41	(8.88)%	$240	0.92%	0.92%	0.91%	0.95%	112%
3/31/2022	$10.18	0.01	(0.87)	(0.86)	(0.01)	(0.08)	—(e)	(0.09)	$9.23	(8.45)%	$416	0.81%	0.81%	0.81%	0.12%	83%
3/31/2021	$10.21	0.03	0.11	0.14	—	(0.17)	—	(0.17)	$10.18	1.30%	$815	0.80%	0.80%	0.80%	0.29%	63%

166	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Financial Highlights (Cont.)
		Income (Loss) from Investment Operations:			Less Distributions:							Ratios to Average Net Assets:
For the Year or Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain	Distribution in Excess	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000’s)	Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Expenses After Investment Advisory Fees (Waived)(c)	Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Net Investment Income (Loss)(c)	Portfolio Turnover(b)
DoubleLine Infrastructure Income Fund - Class I
3/31/2025	$9.22	0.39	0.19	0.58	(0.39)	—	—	(0.39)	$9.41	6.41%	$356,526	0.59%	0.59%	0.59%	4.14%	45%
3/31/2024	$9.05	0.34	0.16	0.50	(0.33)	—	—	(0.33)	$9.22	5.68%	$358,912	0.57%	0.57%	0.57%	3.72%	49%
3/31/2023	$9.67	0.28	(0.60)	(0.32)	(0.27)	(0.03)	—	(0.30)	$9.05	(3.24)%	$346,227	0.57%	0.57%	0.57%	3.02%	8%
3/31/2022	$10.46	0.27	(0.71)	(0.44)	(0.28)	(0.07)	—	(0.35)	$9.67	(4.39)%	$521,889	0.57%	0.57%	0.57%	2.63%	23%
3/31/2021	$9.56	0.29	0.92	1.21	(0.31)	—	—	(0.31)	$10.46	12.73%	$566,994	0.56%	0.56%	0.56%	2.82%	39%
DoubleLine Infrastructure Income Fund - Class N
3/31/2025	$9.23	0.36	0.20	0.56	(0.37)	—	—	(0.37)	$9.42	6.14%	$6,388	0.84%	0.84%	0.84%	3.88%	45%
3/31/2024	$9.06	0.33	0.15	0.48	(0.31)	—	—	(0.31)	$9.23	5.42%	$6,971	0.83%	0.83%	0.83%	3.60%	49%
3/31/2023	$9.68	0.25	(0.59)	(0.34)	(0.25)	(0.03)	—	(0.28)	$9.06	(3.49)%	$601	0.82%	0.82%	0.82%	2.74%	8%
3/31/2022	$10.46	0.25	(0.71)	(0.46)	(0.25)	(0.07)	—	(0.32)	$9.68	(4.60)%	$1,794	0.82%	0.82%	0.82%	2.38%	23%
3/31/2021	$9.56	0.27	0.92	1.19	(0.29)	—	—	(0.29)	$10.46	12.45%	$9,700	0.81%	0.81%	0.81%	2.58%	39%
DoubleLine Shiller Enhanced International CAPE® - Class I
3/31/2025	$12.35	0.71	(0.46)	0.25	(0.76)	—	—	(0.76)	$11.84	2.15%	$25,085	1.27%	1.25%	0.63%	5.90%	66%
3/31/2024	$12.01	0.62	0.39	1.01	(0.67)	—	—	(0.67)	$12.35	8.88%	$36,996	0.92%	0.89%	0.62%	5.23%	85%
3/31/2023	$13.07	0.48	(0.99)	(0.51)	(0.55)	—	—	(0.55)	$12.01	(3.48)%	$45,489	0.93%	0.89%	0.61%	4.17%	91%
3/31/2022	$12.75	0.26	0.39	0.65	(0.33)	—	—	(0.33)	$13.07	5.05%	$94,443	0.79%	0.75%	0.61%	1.91%	125%
3/31/2021	$7.88	0.21	4.88	5.09	(0.22)	—	—	(0.22)	$12.75	65.24%	$40,292	0.93%	0.91%	0.62%	1.96%	97%
DoubleLine Shiller Enhanced International CAPE® - Class N
3/31/2025	$12.35	0.67	(0.45)	0.22	(0.73)	—	—	(0.73)	$11.84	1.86%	$3,260	1.46%	1.44%	0.88%	5.57%	66%
3/31/2024	$12.01	0.58	0.40	0.98	(0.64)	—	—	(0.64)	$12.35	8.59%	$9,116	1.17%	1.14%	0.87%	4.88%	85%
3/31/2023	$13.07	0.47	(1.01)	(0.54)	(0.52)	—	—	(0.52)	$12.01	(3.73)%	$9,111	1.20%	1.16%	0.86%	4.13%	91%
3/31/2022	$12.76	0.22	0.39	0.61	(0.30)	—	—	(0.30)	$13.07	4.70%	$6,011	1.03%	0.99%	0.86%	1.59%	125%
3/31/2021	$7.88	0.19	4.88	5.07	(0.19)	—	—	(0.19)	$12.76	64.90%	$6,002	1.18%	1.16%	0.87%	1.85%	97%
DoubleLine Emerging Markets Local Currency Bond Fund - Class I
3/31/2025	$8.69	0.50	(0.32)	0.18	(0.24)	—	—	(0.24)	$8.63	2.04%	$11,861	2.25%	2.25%	0.90%	5.81%	43%
3/31/2024	$8.55	0.46	(0.02)	0.44	(0.30)	—	—	(0.30)	$8.69	5.21%	$11,675	2.34%	2.34%	0.90%	5.32%	31%
3/31/2023	$8.91	0.35	(0.54)	(0.19)	(0.17)	—	—	(0.17)	$8.55	(1.92)%	$9,423	2.45%	2.45%	0.90%	4.21%	20%
3/31/2022	$9.38	0.32	(0.68)	(0.36)	(0.11)	—	—	(0.11)	$8.91	(3.90)%	$9,238	2.75%	2.75%	0.90%	3.51%	36%
3/31/2021	$8.64	0.30	0.61	0.91	(0.17)	—	—	(0.17)	$9.38	10.60%	$9,604	2.57%	2.57%	0.90%	3.11%	20%
DoubleLine Emerging Markets Local Currency Bond Fund - Class N
3/31/2025	$8.68	0.48	(0.33)	0.15	(0.21)	—	—	(0.21)	$8.62	1.75%	$491	2.52%	2.52%	1.15%	5.56%	43%
3/31/2024	$8.53	0.45	(0.02)	0.43	(0.28)	—	—	(0.28)	$8.68	5.10%	$960	2.70%	2.70%	1.15%	5.16%	31%
3/31/2023	$8.90	0.33	(0.54)	(0.21)	(0.16)	—	—	(0.16)	$8.53	(2.21)%	$209	2.66%	2.66%	1.15%	3.99%	20%
3/31/2022	$9.37	0.30	(0.68)	(0.38)	(0.09)	—	—	(0.09)	$8.90	(4.08)%	$127	2.90%	2.90%	1.15%	3.27%	36%
3/31/2021	$8.64	0.27	0.61	0.88	(0.15)	—	—	(0.15)	$9.37	10.24%	$96	2.82%	2.82%	1.15%	2.86%	20%
DoubleLine Income Fund - Class I
3/31/2025	$7.80	0.49	0.17	0.66	(0.52)	—	—	(0.52)	$7.94	8.75%	$99,290	0.83%	0.83%	0.65%	6.19%	31%
3/31/2024	$7.53	0.46	0.38	0.84	(0.57)	—	—	(0.57)	$7.80	11.67%	$79,772	0.88%	0.88%	0.65%	6.13%	66%
3/31/2023	$8.62	0.40	(1.09)	(0.69)	(0.40)	—	—	(0.40)	$7.53	(8.10)%	$50,732	0.83%	0.83%	0.65%	5.01%	23%
3/31/2022	$9.28	0.42	(0.63)	(0.21)	(0.44)	—	(0.01)	(0.45)	$8.62	(2.42)%	$89,732	0.72%	0.72%	0.65%	4.55%	14%
3/31/2021	$8.05	0.36	1.20	1.56	(0.33)	—	—	(0.33)	$9.28	19.70%	$136,369	0.74%	0.74%	0.65%	4.07%	30%
DoubleLine Income Fund - Class N
3/31/2025	$7.81	0.47	0.18	0.65	(0.51)	—	—	(0.51)	$7.95	8.48%	$12,738	1.09%	1.09%	0.90%	5.93%	31%
3/31/2024	$7.54	0.45	0.37	0.82	(0.55)	—	—	(0.55)	$7.81	11.38%	$3,984	1.13%	1.13%	0.90%	5.92%	66%
3/31/2023	$8.63	0.38	(1.09)	(0.71)	(0.38)	—	—	(0.38)	$7.54	(8.35)%	$3,194	1.08%	1.08%	0.90%	4.73%	23%
3/31/2022	$9.30	0.39	(0.63)	(0.24)	(0.42)	—	(0.01)	(0.43)	$8.63	(2.75)%	$12,838	1.03%	1.03%	0.90%	4.30%	14%
3/31/2021	$8.05	0.34	1.22	1.56	(0.31)	—	—	(0.31)	$9.30	19.67%	$2,676	0.99%	0.99%	0.90%	3.84%	30%

(a)
Calculated based on average shares outstanding during the period.
(b)
Not annualized for periods less than one year.
(c)
Annualized for periods less than one year.
(d)
Includes TBA transactions. If TBA transactions were excluded, portfolio turnover would have been 78%.
(e)
Less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2025	167

Notes to Financial Statements	March 31, 2025
1. Organization
DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 16 funds, the DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Emerging Markets Local Currency Bond Fund and DoubleLine Income Fund (each, a “Fund” and, collectively, the “Funds”), along with DoubleLine Selective Credit Fund. For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate annual report.
Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund and the DoubleLine Emerging Markets Local Currency Bond Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.
The Funds’ investment objectives and dates each share class commenced operations are as follows:

Fund Name	Investment Objective	Commencement of Operations
		I Shares	N Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	10/31/2013	10/31/2013	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—

The fiscal year end for the Funds is March 31, and the period covered by these financial statements is for the year ended March 31, 2025 (the “period end”).
2. Significant Accounting Policies
Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services – Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).
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A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)
Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among data (collectively referred to as “standard inputs”) comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.
Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which a Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. A Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated its primary
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Notes to Financial Statements (Cont.)
investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of March 31, 2025:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund	DoubleLine Shiller Enhanced CAPE®
Investments in Securities
Level 1
Short Term Investments	$741,959,523	$99,981,022	$6,860,005	$232,266,275	$1,877,539	$156,166,338
Affiliated Mutual Funds	—	426,475,416	—	—	—	—
Warrants	—	10,031	—	—	—	—
Total Level 1	741,959,523	526,466,469	6,860,005	232,266,275	1,877,539	156,166,338
Level 2
US Government and Agency Mortgage Backed Obligations	15,201,502,525	1,527,863,056	—	298,168,746	—	155,693,436
Non-Agency Residential Collateralized Mortgage Obligations	7,411,912,149	699,833,868	—	786,397,314	—	419,464,757
Non-Agency Commercial Mortgage Backed Obligations	2,446,261,043	326,212,139	—	924,122,446	—	462,114,350
Asset Backed Obligations	1,706,602,789	202,417,385	—	450,131,240	—	277,979,742
Collateralized Loan Obligations	1,418,115,986	199,680,602	—	735,997,162	5,005,265	474,396,150
US Government and Agency Obligations	1,002,466,314	1,132,460,169	—	1,489,861,984	—	1,078,526,636
US Corporate Bonds	—	1,020,266,396	—	694,145,643	7,826,602	403,616,359
Short Term Investments	—	394,400,388	—	—	—	—
Foreign Corporate Bonds	—	365,396,976	306,227,415	428,637,733	398,416	150,024,820
Bank Loans	—	160,395,543	—	—	132,695,721	70,138,590
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	65,001,495	106,712,418	98,318,577	—	15,353,318
Escrow Notes	—	50,328	48,464	—	—	—
Total Level 2	29,186,860,806	6,093,978,345	412,988,297	5,905,780,845	145,926,004	3,507,308,158
Level 3
Asset Backed Obligations	26,268,767	6,098,984	—	10,938,865	—	—
US Government and Agency Mortgage Backed Obligations	—	6,217,219	—	—	—	—
Foreign Corporate Bonds	—	352,500	172,347	296,096	—	139,022
Common Stocks	—	207,446	—	—	121,912	50,581
Bank Loans	—	2,048	—	—	1,315	1,833
Total Level 3	26,268,767	12,878,197	172,347	11,234,961	123,227	191,436
Total	$29,955,089,096	$6,633,323,011	$420,020,649	$6,149,282,081	$147,926,770	$3,663,665,932
Other Financial Instruments
Level 1
Futures	$87,785,509	$14,752,958	$—	$—	$—	$—
Total Level 1	87,785,509	14,752,958	—	—	—	—
Level 2
Excess Return Swaps	—	—	—	—	—	63,083,735
Total Level 2	—	—	—	—	—	63,083,735
Level 3	—	—	—	—	—	—
Total	$87,785,509	$14,752,958	$—	$—	$—	$63,083,735

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Category	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund	DoubleLine Infrastructure Income Fund
Investments in Securities
Level 1
Short Term Investments	$29,070,199	$191,593	$5,130,860	$1,286,615	$3,315,678	$3,516,937
Warrants	1,130	—	—	—	—	—
Total Level 1	29,071,329	191,593	5,130,860	1,286,615	3,315,678	3,516,937
Level 2
Non-Agency Residential Collateralized Mortgage Obligations	193,497,362	—	—	—	—	—
Collateralized Loan Obligations	185,397,711	—	—	—	—	—
US Government and Agency Mortgage Backed Obligations	165,094,309	—	47,476,775	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	136,888,692	—	—	—	—	—
Bank Loans	136,687,101	—	—	—	—	—
Short Term Investments	112,497,638	—	1,961,419	112,905,783	—	—
Asset Backed Obligations	79,406,317	—	—	—	—	164,872,689
Foreign Corporate Bonds	58,314,576	104,109,485	—	—	—	28,679,567
US Government and Agency Obligations	54,652,514	—	—	—	59,238,004	4,049,453
US Corporate Bonds	48,555,557	—	—	—	—	149,404,238
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	16,460,582	36,163,538	—	—	83,159,797	2,808,826
Escrow Notes	5,592	—	—	—	—	—
Total Level 2	1,187,457,951	140,273,023	49,438,194	112,905,783	142,397,801	349,814,773
Level 3
Common Stocks	51,131	—	—	—	—	—
Asset Backed Obligations	47,760	—	—	—	—	—
Foreign Corporate Bonds	23,228	62,504	—	—	—	2,474,761
Bank Loans	565	—	—	—	—	—
US Corporate Bonds	—	—	—	—	—	5,154,000
Total Level 3	122,684	62,504	—	—	—	7,628,761
Total	$1,216,651,964	$140,527,120	$54,569,054	$114,192,398	$145,713,479	$360,960,471
Other Financial Instruments
Level 1
Futures	$—	$—	$107,000	$—	$—	$—
Total Level 1	—	—	107,000	—	—	—
Level 2
Excess Return Swaps	—	—	—	1,718,689	—	—
Forward Currency Exchange Contracts	—	—	—	—	(110,109)	—
Total Level 2	—	—	—	1,718,689	(110,109)	—
Level 3	—	—	—	—	—	—
Total	$—	$—	$107,000	$1,718,689	$(110,109)	$—

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Notes to Financial Statements (Cont.)

Category	DoubleLine Shiller Enhanced International CAPE®	DoubleLine Emerging Markets Local Currency Bond Fund	DoubleLine Income Fund
Investments in Securities
Level 1
Short Term Investments	$2,576,104	$264,272	$3,252,113
Affiliated Mutual Funds	640,555	—	—
Total Level 1	3,216,659	264,272	3,252,113
Level 2
Non-Agency Residential Collateralized Mortgage Obligations	5,166,809	—	30,893,789
US Government and Agency Obligations	4,401,829	—	—
US Corporate Bonds	4,107,772	—	—
Non-Agency Commercial Mortgage Backed Obligations	3,884,229	—	26,533,444
Collateralized Loan Obligations	3,692,711	—	21,269,750
Asset Backed Obligations	2,214,714	—	11,061,913
US Government and Agency Mortgage Backed Obligations	1,277,297	—	18,837,971
Foreign Corporate Bonds	466,767	2,656,967	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	9,219,149	—
Total Level 2	25,212,128	11,876,116	108,596,867
Level 3	—	—	—
Total	$28,428,787	$12,140,388	$111,848,980
Other Financial Instruments
Level 1	$—	$—	$—
Level 2
Forward Currency Exchange Contracts	$(22,534)	$—	$—
Excess Return Swaps	(163,038)	—	—
Total Level 2	(185,572)	—	—
Level 3	—	—	—
Total	$(185,572)	$—	$—

See the Schedule of Investments for further disaggregation of investment categories.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Infrastructure Income Fund	Fair Value as of March 31, 2024	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of March 31, 2025	Net Change in Unrealized Appreciation (Depreciation) on securities held at March 31, 2025(c)
Investments in Securities
Corporate Bonds	$—	$—	$154,000	$—	$5,000,000	$—	$—	$ —	$5,154,000	$—
Foreign Corporate Bonds	1,969,965	(686)	38,861	(749)	—	(134,797)	602,167	—	2,474,761	35,782
Total	$1,969,965	$(686)	$192,861	$(749)	$5,000,000	$(134,797)	$602,167	$—	$7,628,761	$35,782

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)
Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at March 31, 2025 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)
Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

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The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Infrastructure Income Fund	Fair Value as of March 31, 2025	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Corporate Bonds	$5,154,000	Market Comparables	Market Quotes	$103.08 ($103.08)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$2,474,761	Market Comparables	Market Quotes	$96.88 - $100.13 ($99.33)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies. Therefore, no provision for U.S. federal income taxes has been made.
The Funds may be subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains.
The Funds have adopted financial reporting rules that require the Funds to analyze all open tax years, as defined by the applicable statute of limitations, for all major jurisdictions. Open tax years 2022-2024 (Federal) and 2021-2024 (CA/DE/FL) for the Funds, are those that are open for exam by taxing authorities to the extent that each Fund operated within those respective tax years. As of March 31, 2025, the Funds have no examinations in progress.
Management has analyzed the Funds’ tax positions, and has concluded that no liability should be recorded related to uncertain tax positions expected to be taken on the tax return for the fiscal year ended March 31, 2025. The Funds identify their major tax jurisdictions as U.S. Federal, the State of Delaware and the State of Florida. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Each Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances.
C. Security Transactions, Investment Income. Investment securities transactions are accounted for on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income, including non-cash interest, is recorded on an accrual basis. Discounts/premiums on debt securities purchased, which may include residual and subordinate notes, are accreted/amortized over the life of the respective securities using the effective interest method except for certain deep discount bonds where management does not expect the par value above the bond’s cost to be fully realized. Dividend income and corporate action transactions, if any, are recorded on the ex-date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income on the Statements of Operations.
D. Foreign Currency Translation. The Funds’ books and records are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Investment securities transactions, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not isolate changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.
E. Dividends and Distributions to Shareholders. With the exception of the DoubleLine Strategic Commodity Fund, the DoubleLine Global Bond Fund and the DoubleLine Emerging Markets Local Currency Bond Fund, dividends from net investment income will be declared and paid monthly. Dividends from the net investment income of the DoubleLine Global Bond Fund and the DoubleLine Emerging Markets Local Currency Bond Fund will be declared and paid quarterly. Dividends from the net investment income of the DoubleLine Strategic Commodity Fund will be declared and paid annually. The Funds will distribute any net realized long or short- term capital gains at least annually. Distributions are recorded on the ex-dividend date.
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Notes to Financial Statements (Cont.)
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from US GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed (accumulated) net investment income (loss), and/or undistributed (accumulated) realized gain (loss).
Undistributed (accumulated) net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.
Distributions from investment companies will be classified as investment income or realized gains in the Statements of Operations based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distributions are generally classified as investment income.
F. Use of Estimates. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.
G. Share Valuation. The NAV per share of a class of shares of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, attributable to that class, minus all liabilities (including estimated accrued expenses), attributable to that class by the total number of shares of that class outstanding, rounded to the nearest cent. The Funds’ NAV is typically calculated on days when the New York Stock Exchange opens for regular trading.
H. Unfunded Loan Commitments. The Funds may enter into certain credit agreements, of which all or a portion may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion.
When unfunded loan commitments are outstanding at the end of the period, the Funds maintain with their custodian liquid investments having an aggregate value at least equal to the par value of their respective unfunded loan commitments and bridge loans.
As of March 31, 2025, the below Funds had the following unfunded positions:
DoubleLine Core Fixed Income Fund

Borrower	Par	Commitment Amount	Fair Value	Unrealized Appreciation (Depreciation)
Clydesdale Acquisition Holdings, Inc.	$4,983	$4,945	$4,961	$16
Grant Thornton Advisors LLC	24,457	24,457	24,361	(96)
Kaman Corp.	121,121	121,160	119,657	(1,503)
Savor Acquisition, Inc.	60,345	60,291	60,360	69
Signia Aerospace, LLC	95,385	95,146	95,027	(119)
		$ 305,999	$ 304,366	$ (1,633)

DoubleLine Floating Rate Fund

Borrower	Par	Commitment Amount	Fair Value	Unrealized Appreciation (Depreciation)
Clydesdale Acquisition Holdings, Inc.	$4,124	$4,093	$4,106	$13
DG Investment Intermediate Holdings 2 Inc	25,298	25,174	24,918	(256)
Grant Thornton Advisors LLC	17,391	17,391	17,323	(68)
Kaman Corp.	84,052	84,029	83,036	(993)
Savor Acquisition, Inc.	40,948	40,911	40,959	48
Signia Aerospace, LLC	65,385	65,221	65,140	(81)
		$ 236,819	$235,482	$(1,337)

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DoubleLine Flexible Income Fund

Borrower	Par	Commitment Amount	Fair Value	Unrealized Appreciation (Depreciation)
Clydesdale Acquisition Holdings, Inc.	$4,210	$4,178	$4,191	$13
Grant Thornton Advisors LLC	13,587	13,587	13,534	(53)
Kaman Corp.	76,293	76,319	75,371	(948)
Savor Acquisition, Inc.	37,500	37,467	37,509	42
Signia Aerospace, LLC	54,231	54,094	54,027	(67)
		$ 185,645	$ 184,632	$ (1,013)

I. Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee and officer of the Funds is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.
J. Basis for Consolidation. The DoubleLine Strategic Commodity Fund may invest up to 25% of its total assets in the DoubleLine Strategic Commodity, Ltd. ( a “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Fund. The Subsidiary invests in commodity-related investments and other investments. The consolidated financial statements include the accounts and balances of the Fund and its Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
As of March 31, 2025, the relationship of the Subsidiary to the Fund was as follows:

DoubleLine Strategic Commodity Fund (Consolidated)
Commencement of Operations	5/18/2015
Fund Net Assets	$115,785,396
Subsidiary % of Fund Net Assets	24.43%
Subsidiary Financial Statement Information
Net Assets	$28,289,720
Total Income	1,413,755
Net Realized Gain/(Loss)	(10,536,168)

K. Other. Each share class of a Fund is charged for those expenses that are directly attributable to that share class. Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets or in such a manner as the Funds’ Board may in its sole discretion consider fair and equitable to each Fund. Investment income, Fund expenses which are not class-specific, and realized and unrealized gains and losses are allocated directly to each class based upon the relative net assets of the classes.
L. Mortgage Dollar Rolls. The Funds may enter into mortgage dollar roll transactions of TBA securities which the funds sell a TBA mortgage-backed security to a counterparty and simultaneously enter into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented on the Financial Highlights.
3. Related and Other Party Transactions
The Advisers provide the Funds with investment management services under Investment Management Agreements (the “Agreements”). Under the Agreements, each Adviser manages the investment of the assets of the applicable Fund, places orders for the purchase and sale of its portfolio securities and is responsible for providing certain resources to assist with the day-to-day management of the Trust’s business affairs. As compensation for its services, each Adviser is entitled to a monthly fee at the annual
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Notes to Financial Statements (Cont.)
rates of the average daily net assets of the Funds (the “Advisory Fee”) in the following table. Each Adviser has arrangements with DoubleLine Group LP to provide personnel and other resources to the Funds. Effective as of July 29, 2022, DoubleLine Alternatives became the investment adviser to DoubleLine Shiller Enhanced CAPE® and DoubleLine Capital became the sub-adviser to the Fund. Prior to July 29, 2022, DoubleLine Capital was the sole investment adviser to DoubleLine Shiller Enhanced CAPE®.
Each Adviser has contractually agreed to limit certain of the Funds’ ordinary operating expenses so that its ratio of such expenses to average net assets will not exceed the following ratios (the “Expense Caps”). For the purposes of the expense limitation agreement between each Adviser and the applicable Funds, “ordinary operating expenses” excludes taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, acquired fund fees and expenses, and any extraordinary expenses. Each applicable Fund’s expense limitation is expected to apply until at least August 1, 2025. Each applicable expense limitation may be terminated during the term only by a majority vote of the disinterested Trustees of the Board.

	Advisory Fee	Expense Caps
		I Shares	N Shares	R6 Shares
DoubleLine Total Return Bond Fund	0.40%	N/A	N/A	N/A
DoubleLine Core Fixed Income Fund	0.40%	N/A	N/A	N/A
DoubleLine Emerging Markets Fixed Income Fund	0.75%	0.95%	1.20%	N/A
DoubleLine Low Duration Bond Fund	0.35%	0.47%	0.72%	0.42%
DoubleLine Floating Rate Fund	0.50%	0.75%	1.00%	N/A
DoubleLine Shiller Enhanced CAPE®	0.45%	0.65%	0.90%	0.60%
DoubleLine Flexible Income Fund	0.62%	0.82%	1.07%	0.77%
DoubleLine Low Duration Emerging Markets Fixed Income Fund	0.50%	0.59%	0.84%	N/A
DoubleLine Long Duration Total Return Bond Fund	0.35%	0.50%	0.75%	N/A
DoubleLine Strategic Commodity Fund (Consolidated)	0.90%	1.10%	1.35%	N/A
DoubleLine Global Bond Fund	0.50%	0.70%	0.95%	N/A
DoubleLine Infrastructure Income Fund	0.50%	0.65%	0.90%	N/A
DoubleLine Shiller Enhanced International CAPE®	0.50%	0.65%	0.90%	N/A
DoubleLine Emerging Markets Local Currency Bond Fund	0.75%	0.90%	1.15%	N/A
DoubleLine Income Fund	0.50%	0.65%	0.90%	N/A

Other than as described above, to the extent that an Adviser waives its investment advisory fee and/or reimburses a Fund for other ordinary operating expenses, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed. Each Fund must pay its current ordinary operating expenses before each Adviser is entitled to any recoupment. Any such recoupment would be subject to review by the Board and will be subject to the Fund’s expense limitations in place when the fees were waived or the expenses were reimbursed.
Each Adviser, as applicable, contractually waived a portion of its fees or reimbursed certain operating expenses and may recapture a portion of the amounts no later than the dates as stated in the following table:

	March 31,
	2026	2027	2028
DoubleLine Floating Rate Fund	$—	$—	$6,367
DoubleLine Low Duration Emerging Markets Fixed Income Fund	$234,164	$254,449	$213,363
DoubleLine Long Duration Total Return Bond Fund	$44,196	$66,826	$164,478
DoubleLine Strategic Commodity Fund (Consolidated)	$—	$18,057	$91,832
DoubleLine Shiller Enhanced International CAPE®	$170,757	$132,622	$211,597
DoubleLine Emerging Markets Local Currency Fund	$137,372	$171,745	$166,538
DoubleLine Income Fund	$129,356	$120,118	$182,513

For the period ended March 31, 2025, each Adviser recouped the amounts shown from the following Funds:

DoubleLine Emerging Markets Fixed Income Fund	$7,486
DoubleLine Floating Rate Fund	$41

176	DoubleLine Funds Trust

March 31, 2025
If a Fund invested in other investment vehicles sponsored by an Adviser (“other DoubleLine Funds”) during the period, such Adviser waived its advisory fee to the Fund in an amount equal to the advisory fees paid to the Adviser by the other DoubleLine Funds in respect of Fund assets so invested. Accordingly, the Adviser waived the following fees for the year ended March 31, 2025:

DoubleLine Core Fixed Income Fund	$2,192,475
DoubleLine Shiller Enhanced International CAPE®	$7,586

As of March 31, 2025, greater than 5% of the following DoubleLine Funds was held by other DoubleLine Funds as follows:

Affiliated Fund Held	% Owned	Significant Owner
DoubleLine Long Duration Total Return Bond Fund	58%	DoubleLine Core Fixed Income Fund
DoubleLine Global Bond Fund	73%	DoubleLine Core Fixed Income Fund
DoubleLine Infrastructure Income Fund	79%	DoubleLine Core Fixed Income Fund

DoubleLine Capital LP and certain DoubleLine affiliated advisors provide investment advisory, sub-advisory, or consulting services to a variety of investors, including investment program sponsors, separate accounts, and mutual funds sponsored by third parties (collectively “third-party accounts”). Those services may result, directly or indirectly, in investments by the third-party accounts in one or more of the Funds. At times, the third-party accounts’ investments, individually or in the aggregate, may represent material interests in one or more of the Funds. The third-party accounts’ transaction activity in a Fund may cause a Fund to incur material transaction costs, to realize taxable gains distributable to shareholders, and/or to buy or sell assets at a time when the Fund might not otherwise do so, each of which may adversely affect a Fund’s performance. See the description of Large Shareholder Risk in the Principal Risks Note for more information. Records available to the Funds reflect that greater than 25% of the following Funds were held by third-party accounts as of March 31, 2025:

% Owned
DoubleLine Shiller Enhanced CAPE®	60%

4. Distribution, Sales Charge and Redemption Fees
Class N shares of the Funds make payments under a distribution plan (the “Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, each Fund compensates the Fund’s distributor for distribution and related services at an annual rate equal to 0.25% of the average daily net assets of the Fund attributable to its Class N shares. The fees may be used to pay the Fund’s distributor for distribution services and sales support services provided in connection with Class N shares.
The DoubleLine Floating Rate Fund imposes redemption fees. Redemption fees are paid to and retained by the Fund to limit the opportunity to market time the Fund and to help offset estimated portfolio transaction costs and other related costs incurred by the Fund as a result of short-term trading. Subject to the exceptions discussed in the Fund’s prospectus, the DoubleLine Floating Rate Fund will apply a redemption fee equal to 1% of the value of any shares redeemed within 90 calendar days of purchase.
Annual Financial Statements and Other Information	March 31, 2025	177

Notes to Financial Statements (Cont.)
5. Purchases and Sales of Securities
Investment transactions (excluding short-term investments and in-kind transactions) for the period ended March 31, 2025 were as follows:

	All Other		U.S. Government[1]
	Purchases at Cost	Sales or Maturity Proceeds	Purchases at Cost	Sales or Maturity Proceeds
DoubleLine Total Return Bond Fund	$7,352,009,290	$8,103,907,682	$2,479,505,686	$3,234,150,719
DoubleLine Core Fixed Income Fund	$2,310,466,907	$2,600,375,741	$1,724,489,868	$2,102,755,539
DoubleLine Emerging Markets Fixed Income Fund	$202,330,337	$280,083,377	$—	$—
DoubleLine Low Duration Bond Fund	$3,434,120,794	$3,082,736,214	$2,223,764,850	$2,090,455,843
DoubleLine Floating Rate Fund	$107,576,313	$123,870,695	$—	$—
Doubleline Shiller Enhanced CAPE®	$1,678,410,065	$1,798,576,002	$1,267,868,320	$1,214,964,932
DoubleLine Flexible Income Fund	$581,488,624	$312,540,530	$52,400,219	$59,578,125
DoubleLine Low Duration Emerging Markets Fixed Income Fund	$75,846,240	$90,945,775	$—	$—
DoubleLine Selective Credit Fund	$83,365,127	$91,672,196	$—	$—
DoubleLine Long Duration Total Return Bond Fund (TBA Include)	$23,032,128	$24,115,107	$21,137,371	$32,384,412
DoubleLine Long Duration Total Return Bond Fund (TBA Exlcude)	$18,842,013	$20,518,360	$21,137,371	$32,384,412
DoubleLine Strategic Commodity Fund (Consolidated)	$—	$—	$—	$—
DoubleLine Global Bond Fund	$47,392,388	$44,780,222	$80,732,989	$77,602,407
DoubleLine Infrastructure Income Fund	$100,193,000	$81,921,031	$66,765,355	$94,035,110
Doubleline Shiller Enhanced International CAPE®	$7,997,066	$16,938,625	$12,925,414	$19,570,964
DoubleLine Emerging Markets Local Currency Bond Fund	$5,005,862	$4,899,631	$—	$—
DoubleLine Income Fund	$67,817,323	$28,939,578	$—	$—

[1]	U.S. Government transactions are defined as those involving long-term U.S. Treasury bills, bonds and notes.
6. Income Tax Information and Distributions to Shareholders
The tax character of distributions for the Funds were as follows:

	Year Ended March 31, 2025		Year Ended March 31, 2024
	Ordinary Income	Long Term Capital Gain	Ordinary Income	Long Term Capital Gain
DoubleLine Total Return Bond Fund	$1,501,574,174	$—	$1,461,181,260	$—
DoubleLine Core Fixed Income Fund	$342,697,186	$—	$332,432,196	$—
DoubleLine Emerging Markets Fixed Income Fund	$25,871,477	$—	$28,078,194	$—
DoubleLine Low Duration Bond Fund	$290,283,080	$—	$270,810,785	$—
DoubleLine Floating Rate Fund	$13,397,851	$—	$15,934,011	$—
DoubleLine Shiller Enhanced CAPE®	$197,153,313	$—	$205,041,825	$—
DoubleLine Flexible Income Fund	$64,610,263	$—	$54,700,592	$—
DoubleLine Low Duration Emerging Markets Fixed Income Fund	$6,905,584	$—	$6,892,011	$—
DoubleLine Long Duration Total Return Bond Fund	$2,858,773	$—	$2,039,170	$—
DoubleLine Strategic Commodity Fund (Consolidated)	$3,002,467	$—	$4,557,572	$—
DoubleLine Global Bond Fund	$1,623,820	$—	$—	$—
DoubleLine Infrastructure Income Fund	$15,687,577	$—	$12,782,884	$—
DoubleLine Shiller Enhanced International CAPE®	$2,129,216	$—	$2,762,090	$—
DoubleLine Emerging Markets Local Currency Bond Fund	$336,199	$—	$425,812	$—
DoubleLine Income Fund	$6,872,041	$—	$3,922,378	$—

178	DoubleLine Funds Trust

March 31, 2025
The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero.
The cost basis of investments for U.S. federal income tax purposes as of March 31, 2025, was as follows:

	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund	DoubleLine ShillerEnhanced CAPE®
Tax Cost of Investments	$34,174,625,293	$7,125,361,230	$450,113,454	$6,291,395,871	$150,207,348	$3,939,171,363
Gross Tax Unrealized Appreciation	231,892,482	128,853,873	11,649,111	26,597,134	683,436	117,232,026
Gross Tax Unrealized Depreciation	(4,363,643,170)	(606,139,134)	(41,741,916)	(168,710,924)	(2,964,014)	(329,653,722)
Net Tax Unrealized Appreciation (Depreciation)	(4,131,750,688)	(477,285,261)	(30,092,805)	(142,113,790)	(2,280,578)	(212,421,696)

	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund	DoubleLine Infrastructure Income Fund
Tax Cost of Investments	$1,291,380,480	$139,866,242	$57,260,727	$114,194,063	$154,918,261	$370,270,790
Gross Tax Unrealized Appreciation	9,332,923	2,093,142	792,807	2,106,213	929,491	4,090,178
Gross Tax Unrealized Depreciation	(84,061,439)	(1,432,264)	(3,377,480)	(389,189)	(10,244,381)	(13,400,497)
Net Tax Unrealized Appreciation (Depreciation)	(74,728,516)	660,878	(2,584,673)	1,717,024	(9,314,890)	(9,310,319)

	DoubleLine Shiller Enhanced International CAPE®	DoubleLine Emerging Markets Local Currency Bond Fund	DoubleLine Income Fund
Tax Cost of Investments	$31,249,716	$13,097,222	$113,383,177
Gross Tax Unrealized Appreciation	714,608	122,252	1,209,222
Gross Tax Unrealized Depreciation	(3,721,109)	(1,079,086)	(2,743,419)
Net Tax Unrealized Appreciation (Depreciation)	(3,006,501)	(956,834)	(1,534,197)

As of March 31, 2025, the components of accumulated earnings (losses) for income tax purposes were as follows:

	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund	DoubleLine ShillerEnhanced CAPE®
Net Tax Unrealized Appreciation (Depreciation)	$(4,131,750,688)	$(477,285,261)	$(30,092,805)	$(142,113,790)	$(2,280,578)	$(212,421,696)
Undistributed Ordinary Income	51,672,772	12,343,597	1,990,611	7,526,513	634,734	14,394,666
Undistributed Long Term Capital Gains	—	—	—	—	—	—
Total Distributable Earnings	51,672,772	12,343,597	1,990,611	7,526,513	634,734	14,394,666
Other Accumulated Gains (Losses)	(6,718,632,120)	(1,181,942,685)	(188,911,184)	(281,608,555)	(59,526,321)	(337,646,238)
Total Distributable Earnings (Loss)	(10,798,710,036)	(1,646,884,349)	(217,013,378)	(416,195,832)	(61,172,165)	(535,673,268)

	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund	DoubleLine Infrastructure Income Fund
Net Tax Unrealized Appreciation (Depreciation)	$(74,728,516)	$660,878	$(2,584,673)	$1,717,024	$(9,314,890)	$(9,310,319)
Undistributed Ordinary Income	2,529,866	580,699	163,316	597,787	432,256	1,355,713
Undistributed Long Term Capital Gains	—	—	—	—	—	—
Total Distributable Earnings	2,529,866	580,699	163,316	597,787	432,256	1,355,713
Other Accumulated Gains (Losses)	(118,775,491)	(15,164,156)	(22,581,464)	(455,513)	(31,850,143)	(34,480,329)
Total Distributable Earnings (Loss)	(190,974,141)	(13,922,579)	(25,002,821)	1,859,298	(40,732,777)	(42,434,935)

Annual Financial Statements and Other Information	March 31, 2025	179

Notes to Financial Statements (Cont.)

	DoubleLine Shiller Enhanced International CAPE®	DoubleLine Emerging Markets Local Currency Bond Fund	DoubleLine Income Fund
Net Tax Unrealized Appreciation (Depreciation)	$(3,006,501)	$(956,834)	$(1,534,197)
Undistributed Ordinary Income	27,059	7,466	166,951
Undistributed Long Term Capital Gains	—	—	—
Total Distributable Earnings	27,059	7,466	166,951
Other Accumulated Gains (Losses)	(14,068,724)	(471,454)	(19,663,428)
Total Distributable Earnings (Loss)	(17,048,166)	(1,420,822)	(21,030,674)

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after January 1, 2011 will not be subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment.
As of March 31, 2025, the following capital loss carryforwards were available:

	Capital Loss Carryforward	Expires
DoubleLine Total Return Bond Fund	$6,682,773,472	Indefinite
DoubleLine Core Fixed Income Fund	1,172,542,820	Indefinite
DoubleLine Emerging Markets Fixed Income Fund	188,800,921	Indefinite
DoubleLine Low Duration Bond Fund	276,450,755	Indefinite
DoubleLine Floating Rate Fund	58,971,608	Indefinite
DoubleLine Shiller Enhanced CAPE®	326,959,685	Indefinite
DoubleLine Flexible Income Fund	117,291,141	Indefinite
DoubleLine Low Duration Emerging Markets Fixed Income Fund	15,061,096	Indefinite
DoubleLine Long Duration Total Return Bond Fund	22,432,452	Indefinite
DoubleLine Strategic Commodity Fund (Consolidated)	450,280	Indefinite
DoubleLine Global Bond Fund	31,684,155	Indefinite
DoubleLine Infrastructure Income Fund	33,258,535	Indefinite
DoubleLine Shiller Enhanced International CAPE®	14,055,694	Indefinite
DoubleLine Emerging Markets Local Currency Bond Fund	470,665	Indefinite
DoubleLine Income Fund	19,607,506	Indefinite

Additionally, US GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to paydown losses, accretion of discount on certain debt instruments, foreign currency gains (losses), consent fee income, prior period adjustments, net operating losses and deconsolidation of foreign subsidiaries. For the period ended March 31, 2025, the following table shows the reclassifications made:

	Paid-in Capital	Total Distributable Earnings (Loss)
DoubleLine Total Return Bond Fund	$—	$—
DoubleLine Core Fixed Income Fund	—	—
DoubleLine Emerging Markets Fixed Income Fund	—	—
DoubleLine Low Duration Bond Fund	—	—
DoubleLine Floating Rate Fund	—	—
DoubleLine Shiller Enhanced CAPE®	—	—
DoubleLine Flexible Income Fund	—	—
DoubleLine Low Duration Emerging Markets Fixed Income Fund	—	—
DoubleLine Long Duration Total Return Bond Fund	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	(8,031,100)	8,031,100

180	DoubleLine Funds Trust

March 31, 2025

	Paid-in Capital	Total Distributable Earnings (Loss)
DoubleLine Global Bond Fund	$—	$—
DoubleLine Infrastructure Income Fund	—	—
DoubleLine Shiller Enhanced International CAPE®	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	—	—
DoubleLine Income Fund	—	—

If a Fund estimates that a portion of its regular distributions to shareholders may be comprised of amounts from sources other than net investment income, as determined in accordance with such Fund’s policies and practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, each Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its expected tax character. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with US GAAP, and recordkeeping practices under income tax regulations. It is possible that a Fund may not issue a Section 19 Notice in situations where such Fund’s financial statements prepared later and in accordance with US GAAP might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit https://doubleline.com/mutual-funds/ for the most recent Section 19 Notice, if applicable. Information provided to you on a Section 19 notice is an estimate only and subject to change; final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.
7. Share Transactions
Transactions in each Fund’s shares were as follows:

	DoubleLine Total Return Bond Fund				DoubleLine Core Fixed Income Fund
	Year Ended March 31, 2025		Year Ended March 31, 2024		Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class I	697,022,122	$6,117,784,559	1,037,192,466	$8,994,148,707	166,163,767	$1,534,021,195	245,404,541	$2,240,598,765
Class N	113,752,551	998,385,062	123,326,847	1,075,517,930	4,011,058	37,068,401	8,254,813	75,388,589
Class R6	95,980,730	852,960,343	103,288,915	895,978,547	16,593,211	153,833,593	25,820,572	233,956,504
Reinvested Dividends
Class I	99,768,546	873,634,581	99,792,522	866,710,755	22,881,746	210,857,564	23,487,961	214,965,761
Class N	19,210,580	168,103,427	21,487,899	186,448,636	993,509	9,148,253	1,153,080	10,539,919
Class R6	4,309,331	37,798,422	3,590,608	31,162,719	959,384	8,856,148	649,823	5,947,489
Shares Redeemed
Class I	(952,828,663)	(8,357,579,953)	(1,277,617,964)	(11,051,340,051)	(222,027,740)	(2,041,022,987)	(311,845,251)	(2,851,993,023)
Class N	(172,514,033)	(1,509,832,813)	(224,846,520)	(1,943,044,471)	(10,062,105)	(92,594,175)	(13,010,374)	(119,003,185)
Class R6	(54,371,921)	(476,387,871)	(97,395,109)	(836,059,274)	(7,126,158)	(65,774,579)	(3,967,611)	(35,949,878)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	(149,670,757)	$(1,295,134,243)	(211,180,336)	$(1,780,476,502)	(27,613,328)	$(245,606,587)	(24,052,446)	$(225,549,059)

Annual Financial Statements and Other Information	March 31, 2025	181

Notes to Financial Statements (Cont.)

	DoubleLine Emerging Markets Fixed Income Fund				DoubleLine Low Duration Bond Fund
	Year Ended March 31, 2025		Year Ended March 31, 2024		Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class I	11,234,391	$100,685,460	20,761,731	$179,367,709	160,435,180	$1,542,728,693	137,528,826	$1,307,406,882
Class N	2,437,204	21,978,502	1,171,461	10,097,139	9,506,952	91,352,371	9,090,846	86,309,602
Class R6	—	—	—	—	6,221,007	59,763,571	12,287,409	116,437,239
Reinvested Dividends
Class I	1,958,889	17,520,627	2,203,881	18,820,578	20,511,920	196,977,127	18,485,315	175,418,933
Class N	140,190	1,256,972	155,446	1,327,486	2,947,522	28,279,145	3,057,460	28,987,196
Class R6	—	—	—	—	72,138	692,936	38,611	366,499
Shares Redeemed
Class I	(20,659,678)	(185,002,329)	(29,482,200)	(250,576,439)	(128,734,359)	(1,237,827,754)	(211,875,833)	(2,010,789,940)
Class N	(2,768,413)	(24,897,931)	(2,028,171)	(17,404,882)	(15,376,978)	(147,692,042)	(24,432,758)	(231,777,493)
Class R6	—	—	—	—	(7,069,237)	(68,012,683)	(4,696,617)	(44,649,753)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	(7,657,417)	$(68,458,699)	(7,217,852)	$(58,368,409)	48,514,145	$466,261,364	(60,516,741)	$(572,290,835)

	DoubleLine Floating Rate Fund				DoubleLine Shiller Enhanced CAPE®
	Year Ended March 31, 2025		Year Ended March 31, 2024		Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class I	4,661,273	$42,136,262	3,838,600	$34,614,125	42,352,748	$639,552,816	53,994,166	$726,034,021
Class N	871,635	7,902,631	401,801	3,631,464	2,379,296	35,673,977	3,431,972	46,521,811
Class R6	—	—	—	—	1,054,010	16,335,846	1,328,545	17,937,956
Reinvested Dividends
Class I	426,888	3,842,750	581,726	5,221,458	3,745,171	56,587,282	5,625,025	75,517,380
Class N	112,551	1,016,142	122,699	1,104,310	630,949	9,525,603	880,354	11,839,010
Class R6	—	—	—	—	32,071	494,360	20,429	274,080
Shares Redeemed
Class I	(7,768,302)	(69,940,240)(a)	(8,786,410)	(78,823,424)(b)	(83,206,379)	(1,255,776,056)	(111,715,045)	(1,501,299,524)
Class N	(970,034)	(8,787,871)(a)	(932,201)	(8,391,360)(b)	(7,307,030)	(110,174,362)	(10,101,326)	(137,681,387)
Class R6	—	—	—	—	(586,167)	(8,930,194)	(737,905)	(9,976,567)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	(2,665,989)	$(23,830,326)	(4,773,785)	$(42,643,427)	(40,905,331)	$(616,710,728)	(57,273,785)	$(770,833,220)

(a)	Net of redemption fees of $41,465 and $4,648 for Class I and Class N, respectively.
(b)	Net of redemption fees of $213,270 and $21,308 for Class I and Class N, respectively.
182	DoubleLine Funds Trust

March 31, 2025

	DoubleLine Flexible Income Fund				DoubleLine Low Duration Emerging Markets Fixed Income Fund
	Year Ended March 31, 2025		Year Ended March 31, 2024		Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class I	37,706,682	$328,060,025	24,211,167	$204,978,594	3,879,022	$37,056,924	3,187,104	$29,295,766
Class N	4,606,759	40,032,887	2,122,918	17,942,241	248,700	2,382,425	130,739	1,212,653
Class R6	10,910,046	95,068,367	3,879,270	32,777,018	—	—	—	—
Reinvested Dividends
Class I	4,833,458	41,953,718	4,041,407	34,120,340	542,956	5,167,616	586,515	5,388,614
Class N	466,008	4,041,495	438,563	3,698,045	21,090	201,281	17,066	157,244
Class R6	151,823	1,321,058	94,475	797,727	—	—	—	—
Shares Redeemed
Class I	(22,944,262)	(199,801,025)	(21,145,407)	(178,499,964)	(6,591,927)	(62,856,231)	(7,612,312)	(69,874,898)
Class N	(2,627,994)	(22,818,067)	(5,737,509)	(48,346,595)	(167,669)	(1,599,117)	(242,720)	(2,223,082)
Class R6	(3,642,789)	(31,725,792)	(9,600,207)	(80,774,249)	—	—	—	—
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	29,459,731	$256,132,666	(1,695,323)	$(13,306,843)	(2,067,828)	$(19,647,102)	(3,933,608)	$(36,043,703)

	DoubleLine Long Duration Total Return Bond Fund				DoubleLine Strategic Commodity Fund (Consolidated)
	Year Ended March 31, 2025		Year Ended March 31, 2024		Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class I	5,870,289	$38,898,880	1,679,038	$11,224,187	6,042,192	$43,940,487	5,878,965	$44,977,021
Class N	746,630	4,826,922	1,763,411	11,423,332	379,202	2,717,300	396,847	2,911,948
Reinvested Dividends
Class I	120,586	780,112	75,736	496,534	357,399	2,505,368	527,245	3,785,619
Class N	50,306	324,347	33,872	218,297	40,304	278,501	54,765	388,281
Shares Redeemed
Class I	(5,701,248)	(37,303,303)	(1,311,052)	(8,802,995)	(8,668,171)	(63,099,278)	(9,967,400)	(74,924,926)
Class N	(1,640,933)	(10,355,167)	(200,574)	(1,305,614)	(1,093,110)	(7,820,993)	(1,003,822)	(7,499,401)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	(554,370)	$(2,828,209)	2,040,431	$13,253,741	(2,942,184)	$(21,478,615)	(4,113,400)	$(30,361,458)

Annual Financial Statements and Other Information	March 31, 2025	183

Notes to Financial Statements (Cont.)

	DoubleLine Global Bond Fund				DoubleLine Infrastructure Income Fund
	Year Ended March 31, 2025		Year Ended March 31, 2024		Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class I	553,177	$4,618,206	211,817	$1,754,498	3,365,719	$31,609,187	1,728,130	$15,854,950
Class N	1,794	15,410	619	5,118	425,511	3,999,817	743,863	6,794,959
Reinvested Dividends
Class I	1,347	11,451	—	—	124,171	1,161,153	55,777	506,009
Class N	129	1,091	—	—	27,952	261,188	9,623	88,475
Shares Redeemed
Class I	(120,362)	(1,010,568)	(121,452)	(1,003,458)	(4,522,307)	(42,589,551)	(1,143,570)	(10,299,361)
Class N	(8,473)	(70,754)	(10,401)	(86,965)	(530,260)	(4,981,937)	(64,951)	(596,573)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	427,612	$3,564,836	80,583	$669,193	(1,109,214)	$(10,540,143)	1,328,872	$12,348,459

	DoubleLine Shiller Enhanced International CAPE®				DoubleLine Emerging Markets Local Currency Bond Fund
	Year Ended March 31, 2025		Year Ended March 31, 2024		Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class I	314,032	$3,751,104	674,695	$7,965,916	73,801	$631,079	255,556	$2,273,583
Class N	283,151	3,388,502	1,096,840	12,637,541	57,956	504,259	197,806	1,722,919
Reinvested Dividends
Class I	143,931	1,732,420	186,429	2,195,799	36,180	314,200	44,702	386,979
Class N	21,041	253,857	36,834	437,958	1,935	16,800	3,763	32,495
Shares Redeemed
Class I	(1,334,616)	(16,097,178)	(1,655,294)	(19,377,602)	(79,098)	(678,756)	(60,037)	(533,979)
Class N	(767,019)	(9,263,295)	(1,154,437)	(13,502,679)	(113,641)	(975,004)	(115,336)	(1,011,435)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	(1,339,480)	$(16,234,590)	(814,933)	$(9,643,067)	(22,867)	$(187,422)	326,454	$2,870,562

184	DoubleLine Funds Trust

March 31, 2025

	DoubleLine Income Fund
	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Shares Sold
Class I	8,778,087	$69,502,866	9,173,207	$69,774,529
Class N	1,736,985	13,818,615	240,101	1,828,558
Reinvested Dividends
Class I	724,690	5,730,244	445,731	3,369,022
Class N	64,522	511,969	27,668	209,192
Shares Redeemed
Class I	(7,220,335)	(57,344,891)	(6,126,281)	(45,725,779)
Class N	(709,092)	(5,631,304)	(181,153)	(1,365,756)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	3,374,857	$26,587,499	3,579,273	$28,089,766

8. Remuneration Paid to Trustees, Officers and Others
Trustees who are not affiliated with each Adviser and its affiliates receive fees from the Trust. In prior years, certain trustees elected to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested in shares of Funds designated by each Trustee or other funds managed by each Adviser and its affiliates. These amounts represent general unsecured liabilities of each Fund and vary according to the total returns of the selected funds. Trustees Fees in the Statements of Operations include current fees (either paid in cash or deferred) and any increase (decrease) in the value of the deferred amounts. Certain trustees and officers of the Funds are also officers of each Adviser; such trustees and officers are not compensated by the Funds.
For the period ended March 31, 2025, the Trustees received as a group:

	Current Fees	Increase/(Decrease) In Value of Deferred Amount	Trustees Fees
DoubleLine Total Return Bond Fund	$662,542	$79,439	$741,981
DoubleLine Core Fixed Income Fund	$151,254	$17,374	$168,628
DoubleLine Emerging Markets Fixed Income Fund	$15,576	$1,174	$16,750
DoubleLine Low Duration Bond Fund	$125,736	$15,364	$141,100
DoubleLine Floating Rate Fund	$8,915	$477	$9,392
DoubleLine Shiller Enhanced CAPE®	$91,103	$10,453	$101,556
DoubleLine Flexible Income Fund	$27,697	$2,853	$30,550
DoubleLine Low Duration Emerging Markets Fixed Income Fund	$8,686	$397	$9,083
DoubleLine Long Duration Total Return Bond Fund	$6,652	$170	$6,822
DoubleLine Strategic Commodity Fund (Consolidated)	$8,177	$361	$8,538
DoubleLine Global Bond Fund	$7,186	$380	$7,566
DoubleLine Infrastructure Income Fund	$14,864	$1,004	$15,868
DoubleLine Shiller Enhanced International CAPE®	$5,831	$86	$5,917
DoubleLine Emerging Markets Local Currency Bond Fund	$5,138	$32	$5,170
DoubleLine Income Fund	$7,362	$273	$7,635

Annual Financial Statements and Other Information	March 31, 2025	185

Notes to Financial Statements (Cont.)
9. Additional Disclosures about Derivative Instruments
The following disclosures provide information on the Funds’ use of derivatives and certain related risks. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following tables.
The average volume of derivative activity for the period ended March 31, 2025, is as follows:

	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Shiller Enhanced CAPE®	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund	DoubleLine Shiller Enhanced International CAPE®
Average Market Value
Futures Contracts-Long	$31,158,263	$5,933,302	$—	$(67,875)	$—	$—	$—
Futures Contracts-Short	(14,052,570)	(526,280)	—	(127,783)	—	—	—
Average Notional Balance
Excess Return Swaps	—	—	3,740,400,000	—	84,920,000	—	31,640,000
Forward Currency Exchange Contracts	—	—	—	—	—	4,501,664	52,410,234

Options Contracts The Funds may purchase or sell put and call options. When a Fund purchases an option it pays a premium in return for the potential to profit from the change in value of an underlying investment or index during the term of the option. The option premium is included on the Funds’ Statements of Assets and Liabilities as an investment and marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses and are recorded in net realized gain (loss) on investments on the Statements of Operations. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing options is limited to the loss of the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss and are recorded in net realized gain (loss) on investments on the Statements of Operations. When a Fund writes (i.e., sells) an option it receives a premium in return for bearing the risk of the change in value of an underlying instrument during the term off the option. Writing put options tends to increase a Fund’s exposure to the risk that the value of the underlying instrument will depreciate. Writing call options tends to decrease a Fund’s ability to benefit from appreciation in the value in the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability on the Fund’s Statement of Assets and Liabilities and marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains and are recorded in net realized gain (loss) on written options on the Statements of Operations.Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss when the underlying instrument is sold and are recorded in net realized gain (loss) on written options on the Statements of Operations. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put), and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk that the market for options contracts may be illiquid and that a Fund may not be able to close out or sell an option at a particular time or at an anticipated price.
Futures Contracts Futures contracts typically involve a contractual commitment to buy or sell a particular instrument or index unit at a specified price on a future date. Risks associated with the use of futures contracts include the potential for imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices determined by the relevant exchange. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash in accordance with the initial margin requirements of the broker or exchange. Such collateral is recorded in deposit at broker for futures in the Statements of Assets and Liabilities. Futures contracts are marked-to-market daily and an appropriate payment reflecting the change in value (“variation margin”) is made or received by or for the accounts of the Funds. The variation margin is recorded on the Statements of Assets and Liabilities. The cumulative change in value of futures contracts is recorded in net unrealized appreciation (depreciation) on futures on the Statements of Assets and Liabilities. Gains or losses are recognized but not considered realized until the contracts expire or are closed and are recorded in net realized gain (loss) on futures on the Statements of Operations. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
Forward Foreign Currency Contracts Forward foreign currency contracts are agreements between two parties to buy and sell a currency at a set exchange rate on a future date. Unless a Fund’s registration statement expressly states otherwise, each Fund may
186	DoubleLine Funds Trust

March 31, 2025
enter into forward foreign currency contracts for any investment purpose. The market value of a forward foreign currency contract fluctuates with the changes in foreign currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded in net unrealized appreciation (depreciation) on forwards on the Statements of Assets and Liabilities. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed on the Statements of Operations. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.
Credit Default Swap Agreements Credit default swap agreements typically involve one party making a stream of payments (generally referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event in respect of a referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund generally will receive from the buyer of protection a fixed rate of income throughout the term of the swap. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.
If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund typically will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or the affected securities in the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the affected securities in the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund typically will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or the affected securities in the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the affected securities in the referenced index. Recovery values are typically estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. An index credit default swap references all the names in the index, and if there is a default with respect to a single name in the index, the credit event is generally settled based on that name’s weight in the index.
Credit default swaps are considered to have credit risk related contingent features since they require payment by the protection seller to the protection buyer upon occurrence of a defined credit event. A Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract, which may be mitigated by the posting of collateral by the counterparty to a Fund to cover a Fund’s exposure to the counterparty. Upfront premiums (received) paid including accretion (amortization) less any collateral held at the counterparty are reflected in deposit at broker for swaps on the Statements of Assets and Liabilities. The marked-to-market value less a financing rate, if any, is included in net unrealized appreciation (depreciation) on swaps on the Statements of Assets and Liabilities. At termination or maturity of the swap, the cumulative marked-to-market on the value less a financing rate, if any, is recorded in realized gain (loss) on swaps on the Statements of Operations.
Interest Rate Swap Agreements The Funds may enter into interest rate swap agreements. Interest rate swap agreements involve an exchange with another party for their respective commitment to pay or receive interest on the notional amount of principal.
Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets. The value is marked-to-market and is recorded in net unrealized appreciation (depreciation) on swaps on the Statements of Assets and Liabilities. At termination or maturity date, the interest on the notional amount of principal is exchanged and is recorded in net realized gain (loss) on swaps on the Statements of Operations.
Excess Return Swap Agreements The Funds may enter into excess return swaps for investment purposes. Excess return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, a Fund will receive a payment
Annual Financial Statements and Other Information	March 31, 2025	187

Notes to Financial Statements (Cont.)
from the counterparty. To the extent it is less, a Fund will make a payment to the counterparty. The marked-to-market value less a financing rate, if any, is recorded in net unrealized appreciation (depreciation) on swaps on the Statements of Assets and Liabilities. At termination or maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any, and is recorded in net realized gain (loss) on swaps on the Statements of Operations. To the extent the marked-to- market value of an excess return swap appreciates to the benefit of a Fund and exceeds certain contractual thresholds, a Fund’s counterparty may be contractually required to provide collateral. If the marked-to-market value of an excess return swap depreciates in value to the benefit of a counterparty and exceeds certain contractual thresholds, a Fund would generally be required to provide collateral for the benefit of its counterparty. Assets provided by the Funds as collateral are reflected as a component of investments in unaffiliated securities at value on the Statements of Assets and Liabilities and are noted on the Schedules of Investments. Assets provided to a Fund by a counterparty as collateral are not assets of the Fund and are not a component of a Fund’s NAV.
The Funds’ derivative instrument holdings are summarized in the following tables.
The effect of derivative instruments on the Statements of Assets and Liabilities for the period ended March 31, 2025 was as follows:

	Derivatives not accounted for as hedging instruments
Statements of Assets and Liabilities Location	Commodity Risk	Credit Risk	Equity Risk	Foreign Exchange Rate Risk	Interest Rate Risk	Total
Net Unrealized Appreciation (Depreciation) on:
Forwards
DoubleLine Global Bond Fund	$—	$ —	$—	$(110,109)	$—	$(110,109)
DoubleLine Shiller Enhanced International CAPE®	—	—	—	(22,534)	—	(22,534)
Futures
DoubleLine Total Return Bond Fund	$—	$—	$—	$—	$87,785,509	$87,785,509
DoubleLine Core Fixed Income Fund	—	—	—	—	14,752,958	14,752,958
DoubleLine Long Duration Total Return Bond Fund	—	—	—	—	107,000	107,000
Swaps
DoubleLine Shiller Enhanced CAPE®	$—	$—	$63,083,735	$—	$—	$63,083,735
DoubleLine Strategic Commodity Fund (Consolidated)	1,718,689	—	—	—	—	1,718,689
DoubleLine Shiller Enhanced International CAPE®	—	—	(163,038)	—	—	(163,038)

The effect of derivative instruments on the Statements of Operations for the period ended March 31, 2025 was as follows:

	Derivatives not accounted for as hedging instruments
Statements of Operations Location	Commodity Risk	Equity Risk	Foreign Exchange Rate Risk	Interest Rate Risk	Total
Net Realized Gain (Loss) on:
Forwards
DoubleLine Global Bond Fund	$—	$—	$(503,052)	$—	$(503,052)
DoubleLine Shiller Enhanced International CAPE®	—	—	(519,725)	—	(519,725)
Futures
DoubleLine Total Return Bond Fund	$—	$—	$—	$(176,207,490)	$(176,207,490)
DoubleLine Core Fixed Income Fund	—	—	—	(11,844,916)	(11,844,916)
DoubleLine Long Duration Total Return Bond Fund	—	—	—	(2,485,910)	(2,485,910)
Swaps
DoubleLine Shiller Enhanced CAPE®	$—	$488,740,329	$—	$—	$488,740,329
DoubleLine Strategic Commodity Fund (Consolidated)	(10,536,525)	—	—	—	(10,536,525)
DoubleLine Shiller Enhanced International CAPE®	—	2,668,540	—	—	2,668,540

188	DoubleLine Funds Trust

March 31, 2025

	Derivatives not accounted for as hedging instruments
Statements of Operations Location	Commodity Risk	Equity Risk	Foreign Exchange Rate Risk	Interest Rate Risk	Total
Net Change in Unrealized Appreciation (Depreciation) on:
Forwards
DoubleLine Global Bond Fund	$—	$—	$(110,109)	$—	$(110,109)
DoubleLine Shiller Enhanced International CAPE®	—	—	(46,445)	—	(46,445)
Futures
DoubleLine Total Return Bond Fund	$—	$—	$—	$103,107,576	$103,107,576
DoubleLine Core Fixed Income Fund	—	—	—	22,079,215	22,079,215
DoubleLine Long Duration Total Return Bond Fund	—	—	—	(127,656)	(127,656)
Swaps
DoubleLine Shiller Enhanced CAPE®	$—	$(340,984,891)	$—	$—	$(340,984,891)
DoubleLine Strategic Commodity Fund (Consolidated)	(3,352,861)	—	—	—	(3,352,861)
DoubleLine Shiller Enhanced International CAPE®	—	(3,365,572)	—	—	(3,365,572)

10. Offsetting Assets and Liabilities
The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements are intended to allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.
As of March 31, 2025, the Funds held the following derivative instruments that were subject to offsetting on the Statements of Assets and Liabilities:
DoubleLine Shiller Enhanced CAPE®
Assets:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Received
Swap Contracts	$101,514,712	$(35,826,562)	$65,688,150	$38,613,519	$ —	$27,074,631

Liabilities:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Pledged
Swap Contracts	$38,430,977	$(35,826,562)	$2,604,415	$2,604,415	$ —	$—

Annual Financial Statements and Other Information	March 31, 2025	189

Notes to Financial Statements (Cont.)
DoubleLine Strategic Commodity Fund (Consolidated)
Assets:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Received
Swap Contracts	$2,089,738	$(371,049)	$1,718,689	$934,866	$ —	$783,823

Liabilities:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Pledged
Swap Contracts	$371,049	$(371,049)	$—	$—	$ —	$—

DoubleLine Global Bond Fund
Assets:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Received
Forwards	$28,989	$(28,989)	$—	$—	$ —	$—

Liabilities:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Pledged
Forwards	$139,098	$(28,989)	$110,109	$—	$ —	$110,109

DoubleLine Shiller Enhanced International CAPE®
Assets:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Received
Forwards	$495,316	$(299,742)	$195,574	$—	$ —	$195,574
Swap Contracts	82,046	(82,046)	—	—	—	—
	$577,362	$(381,788)	$195,574	$—	$—	$195,574

190	DoubleLine Funds Trust

March 31, 2025
Liabilities:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Pledged
Forwards	$517,850	$(299,742)	$218,108	$198,703	$ —	$19,405
Swap Contracts	245,084	(82,046)	163,038	—	—	163,038
	$762,934	$(381,788)	$381,146	$198,703	$—	$182,443

11. Bank Loans
The Funds may make loans directly to borrowers and may acquire or invest in loans made by others (“loans”). The Funds may acquire a loan interest directly by acting as a member of the original lending syndicate. Alternatively, the Funds may acquire some or all of the interest of a bank or other lending institution in a loan to a particular borrower by means of a novation, an assignment or a participation. The loans in which the Funds may invest include those that pay fixed rates of interest and those that pay floating rates—i.e., rates that adjusted periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (SOFR) and secondarily, the prime rate offered by one or more United States banks (the Prime Rate). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3 month tenors and may also be subject to a credit spread adjustment. The Funds may purchase and sell interests in bank loans on a when-issued and delayed delivery basis, with payment delivery scheduled for a future date.
Securities purchased on a delayed delivery basis are marked-to-market daily and no income accrues to the Funds prior to the date the Funds actually take delivery of such securities. These transactions are subject to market fluctuations and are subject, among other risks, to the risk that the value at delivery may be more or less than the trade purchase price.
12. Credit Facility
U.S. Bank, N.A. (the “Bank”) has made available to the Trust, excluding the DoubleLine Emerging Markets Local Currency Bond Fund, (the “DoubleLine Funds”) an uncommitted $500,000,000 credit facility for short term liquidity in connection with shareholder redemptions. Under the terms of the credit facility, borrowings for each DoubleLine Fund are limited to one-third of the total assets (including the amount borrowed) of such DoubleLine Fund. Fifty percent of the credit facility is available to all of the DoubleLine Funds, on a first come, first served basis. The remaining 50% of the credit facility is allocated among the DoubleLine Funds in accordance with procedures adopted by the Board. Borrowings under this credit facility bear interest at the greater of 0.00% or the Bank’s prime rate less 1.00%.
The Bank has also made available to the DoubleLine Floating Rate Fund a committed $25,000,000 credit facility. Borrowings under this credit facility bear interest at the greater of 0.00% or the Bank’s prime rate less 1.00%.
For the period ended March 31, 2025, the Funds’ credit facility activity is as follows:

	Average Borrowings	Maximum Amount Outstanding	Interest Expense	Commitment Fee	Average Interest Rate
DoubleLine Emerging Markets Fixed Income Fund	$1,390,314	$6,242,000	$14,537	$ —	7.37%
DoubleLine Floating Rate Fund	$2,850,750	$3,659,000	$2,059	$58,962	6.50%
DoubleLine Low Duration Emerging Markets Fixed Income Fund	$966,667	$6,242,000	$2,341	$—	7.03%
DoubleLine Long Duration Total Return Bond Fund	$637,000	$637,000	$133	$—	7.50%
DoubleLine Income Fund	$861,000	$861,000	$502	$—	7.00%

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Notes to Financial Statements (Cont.)
13. Significant Shareholder Holdings
As of March 31, 2025, shareholders affiliated with the Funds and/or Advisers (other than other DoubleLine Funds) owned shares of the Funds as follows:

	Shares	% of Total Outstanding Shares - Per Class	% of Total Outstanding Shares - Total Fund
DoubleLine Emerging Markets Local Currency Bond Fund - Class I	1,116,873	81%	79%
DoubleLine Emerging Markets Local Currency Bond Fund - Class N	11,155	20%	79%

Investment activities of these shareholders could have a material effect on each Fund. See the description of Large Shareholder Risk in the following Principal Risks Note. For information on greater than 5% holders of certain Funds by other DoubleLine Funds, see Note 3 on Related and Other Party Transactions.
14. To-Be-Announced Securities
The Funds may invest in to-be-announced securities (“TBAs”). TBAs is a term that is generally used to describe forward-settling mortgage-backed securities. These TBAs are generally issued by U.S. Government Agencies or U.S. Government Sponsored Entities such as Freddie Mac, Fannie Mae and Ginnie Mae. The actual mortgage-backed security that will be delivered to the buyer at the time TBAs trades are entered is not known, however, the terms of the acceptable pools of loans that will comprise the mortgage-backed security are determined at the time the trade is entered into (coupon rate, maturity, credit quality, etc.). Investment in TBAs will generally increase the Fund’s exposure to interest rate risk and could also expose the Fund to counterparty default risk. In order to mitigate counterparty default risk, the Fund only enters TBAs with counterparties for which the risk of default is determined to be remote.
15. Principal Risks
Below are summaries of some, but not all, of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund’s NAV, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read each Fund’s prospectus carefully for a description of the principal risks associated with investing in a particular Fund.
•
active management risk: the risk that a Fund will fail to meet its investment objective and that the Fund’s investment performance will depend, at least in part, on how its assets are allocated and reallocated among asset classes, sectors, underlying funds and/or investments and that such allocation will focus on asset classes, sectors, underlying funds, and/or investments that perform poorly or underperform other asset classes, sectors, underlying funds, and/or available investments. Any given investment strategy may fail to produce the intended results, and the Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.

•
asset-backed securities investment risk: the risk that borrowers may default on the obligations that underlie the asset- backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in a Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which a Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.

•	cash position risk: the risk that to the extent that a Fund holds assets in cash, cash equivalents, and other short-term investments, the ability of the Fund to meet its objective may be limited.
•
collateralized debt obligations risk: the risks of an investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which a Fund invests. Normally, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be illiquid. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that a Fund may invest in CDOs that are subordinate to other classes of the issuer’s securities; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

192	DoubleLine Funds Trust

March 31, 2025
•
commodities risk: the risk that the value of a Fund’s shares may be affected by changes in the values of the Fund’s investment exposures to commodities or commodity-related instruments, which may be extremely volatile and difficult to value. The value of commodities and commodity-related instruments may be affected by, among other factors, market movements, commodity index volatility, changes in interest rates, or factors affecting supply, demand and/or other market fundamentals with respect to a particular sector, industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A Fund will likely at times have significant exposure to particular sectors through its commodities-related investments, including, for example, the energy, industrial metals precious metals, and agricultural and livestock sectors and may be exposed to greater risk associated with events affecting those sectors.

•
confidential information access risk: the risk that the intentional or unintentional receipt of material, non-public information (“Confidential Information”) by the Adviser could limit a Fund’s ability to sell certain investments held by the Fund or pursue certain investment opportunities on behalf of the Fund, potentially for a substantial period of time.

•
counterparty risk: the risk that a Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into by the Fund; that the Fund’s counterparty will be unable or unwilling to perform its obligations; that the Fund will be unable to enforce contractual remedies if its counterparty defaults; that if a counterparty (or an affiliate of a counterparty) becomes bankrupt, the Fund may experience significant delays in obtaining any recovery or may obtain limited or no recovery in a bankruptcy or other insolvency proceeding. To the extent that a Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.

•	debt securities risks:
○
credit risk: the risk that an issuer, counterparty or other obligor to a Fund will fail to pay its obligations to the Fund when they are due, which may reduce the Fund’s income and/or reduce, in whole or in part, the value of the Fund’s investment. Actual or perceived changes in the financial condition of an obligor, changes in economic, social or political conditions that affect a particular type of security, instrument, or obligor, and changes in economic, social or political conditions generally can increase the risk of default by an obligor, which can affect a security’s or other instrument’s credit quality or value and an obligor’s ability to honor its obligations when due. The values of lower-quality debt securities (including debt securities commonly known as “high yield” securities or “junk bonds”), including floating rate loans, tend to be particularly sensitive to these changes. Certain debt securities in the lowest investment grade category also may be considered to possess some speculative characteristics by certain rating agencies. The values of securities or instruments also may decline for a number of other reasons that relate directly to the obligor, such as management performance, financial leverage, and reduced demand for the obligor’s goods and services, as well as the historical and prospective earnings of the obligor and the value of its assets.

○
extension risk: the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

○
interest rate risk: the risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration.

○
prepayment risk: the risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security’s maturity. In times of declining interest rates, there is a greater likelihood that a Fund’s higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of a Fund.

•
defaulted securities risk: the significant risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or similar proceedings). Such investments entail high risk and have speculative characteristics.

•
derivatives risk: the risk that an investment in derivatives will not perform as anticipated by an Adviser, may not be available at the time or price desired, cannot be closed out at a favorable time or price, will increase a Fund’s transaction costs, or will

Annual Financial Statements and Other Information	March 31, 2025	193

Notes to Financial Statements (Cont.)
increase a Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely or at all with that of the cash investment; that the positions may be improperly executed or constructed; that the Fund’s counterparty will be unable or unwilling to perform its obligations; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing a Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.
•
emerging market country risk: the risk that investing in emerging markets, as compared to foreign developed markets, increases the likelihood that a Fund will lose money, due to more limited information about the issuer and/or the security; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems; fewer investor protections; less regulatory oversight; thinner trading markets; the possibility of currency blockages or transfer restrictions; an emerging market country’s dependence on revenue from particular commodities or international aid; and expropriation, nationalization or other adverse political or economic developments.

•
equity issuer risk: the risk that the market price of common stocks and other equity securities may go up or down, sometimes rapidly or unpredictably, including due to factors affecting equity securities markets generally, particular industries represented in those markets, or the issuer itself.

•
financial services risk: the risk that an investment in issuers in the financial services sector or transactions with one or more counterparties in the financial services sector may be adversely affected by, among other things: (i) changes in governmental regulation, which may limit both the amounts and the types of loans and other financial commitments financial services companies can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain; (ii) fluctuations, including as a result of interest rate changes or increased competition, in the availability and cost of capital of funds on which the profitability of financial services companies is largely dependent; (iii) deterioration of the credit markets; (iv) credit losses resulting from financial difficulties of borrowers, especially when financial services companies are exposed to non-diversified or concentrated loan portfolios; (v) financial losses associated with investment activities, especially when financial services companies are exposed to financial leverage;

(vi) the risk that any financial services company experiences substantial declines in the valuations of its assets, takes action to raise capital, or ceases operations; (vii) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector; (viii) events leading to limited liquidity, defaults, non-performance or other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, leading to market-wide liquidity problems; and (ix) the interconnectedness or interdependence among financial services companies, including the risk that the financial distress or failure of one financial services company may materially and adversely affect a number of other financial services companies.
•
focused investment risk: the risk that a Fund that invests a substantial portion of its assets in a particular market, industry, sector, group of industries or sectors, country, region, group of countries or asset class is, relative to a Fund that invests in a more diverse investment portfolio, more susceptible to any single economic, market, political, regulatory or other occurrence. This is because, for example, issuers in a particular market, industry, region, sector or asset class may react similarly to specific economic, market, regulatory, political or other developments. The particular markets, industries, regions, sectors or asset classes in which the Fund may focus its investments may change over time and the Fund may alter its focus at inopportune times.

•	foreign currency risk: the risk that fluctuations in exchange rates may adversely affect the value of a Fund’s investments denominated in foreign currencies.
•
foreign investing risk: the risk that investments in foreign securities or in issuers with significant exposure to foreign markets, as compared to investments in U.S. securities or in issuers with predominantly domestic market exposure, may be more vulnerable to economic, political, and social instability and subject to less government supervision, less protective custody practices, lack of transparency, inadequate regulatory and accounting standards, delayed or infrequent settlement of transactions, and foreign taxes. If a Fund buys securities denominated in a foreign currency, receives income in foreign currencies, or holds foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates relative to the U.S. dollar or other foreign currencies. Foreign markets are also subject to the risk that a foreign government could restrict foreign exchange transactions or otherwise implement unfavorable currency regulations. In addition, foreign securities may be subject to currency exchange rates or regulations, the imposition of economic sanctions, tariffs or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement.

194	DoubleLine Funds Trust

March 31, 2025
•
high yield risk: the risk that debt instruments rated below investment grade or debt instruments that are unrated and of comparable or lesser quality are predominantly speculative. These instruments, commonly known as “junk bonds”, have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.

•
index risk: the risk that the portion of a Fund invested in instruments based on an index or basket of commodities or that use an index or basket of commodities as the reference asset may not match or may underperform the return of the index or basket for a number of reasons, including, for example, (i) the performance of derivatives related to an index or basket in which a Fund invests may not correlate with the performance of the index or basket and/or may underperform the index or basket due to transaction costs, fees, or other aspects of the transaction’s pricing; (ii) the Fund may not be able to find counterparties willing to enter into derivative instruments whose returns are based on the return of the index or basket, or the Fund may be unable to find parties who are willing to do so at an acceptable cost or level of risk to the Fund; and (iii) errors may arise in carrying out an index’s methodology, or an index provider may incorrectly report information concerning the index. There can be no guarantee that any index, will be maintained indefinitely or that a Fund will be able to continue to utilize a specific index to implement the Fund’s principal investment strategies indefinitely.

•
inflation-indexed bond risk: the risk that such bonds will change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by a Fund’s portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risks.

•
investment company and exchange-traded fund risk: the risk that an investment company or other pooled investment vehicle, including any exchange-traded funds (“ETFs”) or money market funds, in which a Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of its shares. A Fund must pay its pro rata portion of an investment company’s fees and expenses. To the extent the Adviser determines to invest Fund assets in other investment companies, the Adviser will have an incentive to invest in other DoubleLine funds over investment companies sponsored or managed by others and to maintain such investments once made due to its own financial interest in those products and other business considerations.

•
large shareholder risk: the risk that certain account holders, including an Adviser or funds or accounts over which an Adviser (or related parties of an Adviser) has investment discretion, may from time to time own or control a significant percentage of a Fund’s shares. A Fund is subject to the risk that a redemption by those shareholders of all or a portion of their Fund shares, including as a result of an asset allocation decision made by an Adviser (or related parties of an Adviser), will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the Adviser would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of a Fund’s portfolio, increase a Fund’s transaction costs, and accelerate the realization of taxable income and/or gains to shareholders.

•
leveraging risk: the risk that certain investments by a Fund involving leverage may have the effect of increasing the volatility of value of the Fund’s portfolio, and the risk of loss in excess of invested capital.

•
limited operating history risk: the risk that a recently formed fund has a limited operating history to evaluate and may not attract sufficient assets to achieve or maximize investment and operational efficiencies and remain viable. If a recently formed fund fails to achieve sufficient scale, it may be liquidated.

•	liquidity risk: the risk that a Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment.
•
loan risk: the risk that (i) if a Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution; (ii) any collateral securing a loan may be insufficient or unavailable to a Fund because, for example, the value of the collateral securing a loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate, and the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws; (iii) investments in highly leveraged loans or loans of stressed, distressed, or defaulted issuers may be subject to significant credit and liquidity risk; (iv) a bankruptcy or other court proceeding could delay or limit the ability of a Fund to collect the principal and interest payments on that borrower’s loans or adversely affect the Fund’s rights in collateral relating to a loan; (v) there may be limited public information available regarding the loan and the relevant borrower(s); (vi) the use of a particular interest rate benchmark may limit the Fund’s ability to achieve a net return to shareholders that consistently approximates the average published Prime Rate of U.S. banks; (vii) the prices of certain floating rate loans that include a feature that prevents their interest rates

Annual Financial Statements and Other Information	March 31, 2025	195

Notes to Financial Statements (Cont.)
from adjusting if market interest rates are below a specified minimum level may appreciate less than other instruments in response to changes in interest rates should interest rates rise but remain below the applicable minimum level; (viii) if a borrower fails to comply with various restrictive covenants that may be found in loan agreements, the borrower may default in payment of the loan; (ix) if a Fund invests in loans that contain fewer or less restrictive constraints on the borrower than certain other types of loans (“covenant-lite” loans), it may have fewer rights against the borrowers of such loans, including fewer protections against the possibility of default and fewer remedies in the event of default; (x) the loan is unsecured; (xi) there is a limited secondary market; (xii) transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale, which may result in sale proceeds related to the sale of loans not being available to make additional investments or to meet a Fund’s redemption obligations until potentially a substantial period after the sale of the loans; and (xiii) loans may be difficult to value and may be illiquid, which may adversely affect an investment in the Fund.
•
market capitalization risk: the risk that investing substantially in issuers in one market capitalization category (large, medium or small) may adversely affect a Fund because of unfavorable market conditions particular to that category of issuers, such as larger, more established companies being unable to respond quickly to new competitive challenges or attain the high growth rates of successful smaller companies, or, conversely, stocks of smaller companies being more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources, fewer experienced managers and there typically being less publicly available information about small capitalization companies.

•
market risk: the risk that markets will perform poorly or that the returns from the securities in which a Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention or general market conditions, including real or perceived adverse, political, economic or market conditions, tariffs and trade disruptions, inflation, recession, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. Market risk involves the risk that the value of the Fund’s investment portfolio will change, potentially frequently and in large amounts, as the prices of its investments go up or down. During periods of severe market stress, it is possible that the market for some or all of a Fund’s investments may become highly illiquid. The U.S. government and the U.S. Federal Reserve, as well as certain foreign governments and central banks, have from time to time taken steps to support financial markets. The U.S. government and the U.S. Federal Reserve may, conversely, reduce market support activities, including by taking action intended to increase certain interest rates. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Changes in government activities in this regard, such as changes in interest rate policy, can negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.

•
mortgage-backed securities risk: the risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in a Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates. A Fund may invest in mortgage-backed securities that are subordinate in their right to receive payment of interest and repayment of principal to other classes of the issuer’s securities.

•
operational and information security risks: an investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in investment losses to a Fund, a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

•
portfolio turnover risk: the risk that frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in larger distributions of taxable capital gains to investors as compared to a fund that trades less frequently.

196	DoubleLine Funds Trust

March 31, 2025
•
real estate sector risk: the risk that real estate-related investments may decline in value as a result of factors affecting the real estate sector, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local, regional, and general market conditions. Along with the risks common to different types of real estate-related investments, real estate investment trusts (“REITs”), no matter the type, involve additional risk factors, including poor performance by the REIT’s manager, adverse changes to the tax laws, and the possible failure by the REIT to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code, or the exemption from registration under the 1940 Act. REITs are not diversified and are heavily dependent on cash flow earned on the property interests they hold.

•
restricted securities risk: the risk that a Fund may be prevented or limited by law or the terms of an agreement from selling a security (a “restricted security”). To the extent that a Fund is permitted to sell a restricted security, there can be no assurance that a trading market will exist at any particular time and a Fund may be unable to dispose of the security promptly at reasonable prices or at all. A Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.

•
securities or sector selection risk: the risk that the securities held by a Fund will underperform securities held in other funds investing in similar asset classes or comparable benchmarks because of the portfolio managers’ choice of securities or sectors for investment. To the extent a Fund allocates a higher percentage of its investment portfolio to a particular sector or related sectors, the Fund will be more susceptible to events or factors affecting companies in that sector or related sectors.

•	short position risk: the risk that an increase in the value of an instrument, index or interest rate with respect to which a Fund has established a short position will result in a loss to the Fund.
•
sovereign debt obligations risk: the risk that investments in debt obligations of sovereign governments may lose value due to the government entity’s unwillingness or inability to repay principal and interest when due in accordance with the terms of the debt or otherwise in a timely manner.

•
structured products and structured notes risk: the risk that an investment in a structured product, which includes, among other things, CDOs, mortgage-backed securities, other types of asset-backed securities and certain types of structured notes, may decline in value due to changes in the underlying instruments, indexes, interest rates or other factors on which the product is based (“reference measure”). Depending on the reference measure used and the use of multipliers or deflators (if any), changes in interest rates and movement of the reference measure may cause significant price and cash flow fluctuations. In addition to the general risks associated with fixed income securities discussed herein, structured products carry additional risks including, but not limited to: (i) the possibility that distributions from underlying investments will not be adequate to make interest or other payments; (ii) the quality of the underlying investments may decline in value or default;

(iii) the possibility that the security may be subordinate to other classes of the issuer’s securities; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) because the structured products are generally privately offered and sold, they may be thinly traded or have a limited trading market, which may increase a Fund’s illiquidity and reduce the Fund’s income and the value of the investment, and the Fund may be unable to find qualified buyers for these securities.
•
tax risk: in order to qualify as a regulated investment company under the Internal Revenue Code, a Fund must meet requirements regarding, among other things, the source of its income. Certain investments in commodity-linked derivatives do not give rise to qualifying income for this purpose, and it is possible that certain investments in other commodity-linked instruments, ETFs and other investment pools will not give rise to qualifying income. Any income a Fund derives from investments in instruments that do not generate qualifying income must be limited to a maximum of 10% of a Fund’s annual gross income. If a Fund were to earn non-qualifying income in excess of 10% of its annual gross income, it could fail to qualify as a regulated investment company for that year. If a Fund were to fail to qualify as a regulated investment company, the Fund would be subject to tax and shareholders of the Fund would be subject to the risk of diminished returns.

•
U.S. Government securities risk: the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.

•
valuation risk: the risk that a Fund will not value its investments in a manner that accurately reflects their market values or that the Fund will not be able to sell any investment at a price equal to the valuation ascribed to that investment for purposes of calculating the Fund’s NAV. The valuation of a Fund’s investments involves subjective judgment. Certain securities in which

Annual Financial Statements and Other Information	March 31, 2025	197

Notes to Financial Statements (Cont.)
a Fund may invest may be more difficult to value accurately, especially during periods of market disruptions or extreme market volatility. Incorrect valuations of a Fund’s portfolio holdings could result in such Fund’s shareholder transactions being effected at a NAV that does not accurately reflect the underlying value of such Fund’s portfolio, resulting in the dilution of shareholder interests.
16. Recently Issued Accounting Pronouncements
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). This change is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. The amendments are effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, and early adoption is permitted.
Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Funds’ president and principal executive officer, and the Funds’ treasurer and principal financial and accounting officer, who together serve as the CODM, and are consistent with the information presented in the financial statements and financial highlights. Management has evaluated the impact of adopting this guidance with respect to the financial statements and disclosures and determined there is no material impact for the Funds. The update is limited to disclosure requirements and does not impact each Fund’s financial position or results of operations.
17. Subsequent Events
Subsequent to March 31, 2025 through the date of issuance, DoubleLine Strategic Commodity Fund had redemptions totaling $29 million.
In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined there are no additional subsequent events that would need to be disclosed in the Funds’ financial statements.
198	DoubleLine Funds Trust

Report of Independent Registered Public Accounting Firm	March 31, 2025
To the Board of Trustees of DoubleLine Funds Trust and Shareholders of each of the fifteen funds indicated in the table below
Opinions on the Financial Statements
We have audited the accompanying financial statements and financial highlights of each of the funds indicated in the table below (fifteen of the funds constituting DoubleLine Funds Trust, hereafter collectively referred to as the “Funds”) as of the date indicated in the table below and for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of the date indicated in the table below, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

DoubleLine Total Return Bond Fund (1)
DoubleLine Core Fixed Income Fund (1)
DoubleLine Emerging Markets Fixed Income Fund (1)
DoubleLine Low Duration Bond Fund (1)
DoubleLine Floating Rate Fund (1)
DoubleLine Shiller Enhanced CAPE® (1)
DoubleLine Flexible Income Fund (1)
DoubleLine Low Duration Emerging Markets Fixed Income Fund (1)
DoubleLine Long Duration Total Return Bond Fund (1)
DoubleLine Strategic Commodity Fund and its subsidiary (2)
DoubleLine Global Bond Fund (1)
DoubleLine Infrastructure Income Fund (1)
DoubleLine Shiller Enhanced International CAPE® (1)
DoubleLine Emerging Markets Local Currency Bond Fund (1)
DoubleLine Income Fund (1)

(1)
The statement of assets and liabilities, including the schedule of investments, as of March 31, 2025, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2025.

(2)
The consolidated statement of assets and liabilities, including the consolidated schedule of investments, as of March 31, 2025, the related consolidated statement of operations for the year then ended, the consolidated statement of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2025.

Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Los Angeles, California
May 21, 2025
We have served as the auditor of one or more investment companies in the DoubleLine Investment Company Complex since 2010.
Annual Financial Statements and Other Information	March 31, 2025	199

Evaluation of Advisory Agreement by the Board of Trustees	(Unaudited) March 31, 2025
At a meeting held in February 2025 (the “February Meeting”), the Boards of Trustees (collectively, the “Board” or the “Trustees”) of the DoubleLine open-end mutual funds (“mutual funds”), exchange-traded funds (“ETFs”), and closed-end funds (“CEFs”) listed above (each, a “Fund” and collectively, the “Funds”) approved the continuation of the investment advisory and sub-advisory agreements, as applicable (each, an “Advisory Agreement” and collectively, the “Advisory Agreements”), between DoubleLine and those Funds. That included approval by the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Funds (the “Independent Trustees”) voting separately. When used in this summary, “DoubleLine” or “Management” refers to DoubleLine Capital LP, DoubleLine ETF Adviser LP, and/or DoubleLine Alternatives LP, as appropriate in the context.
The Trustees’ determination to approve the continuation of each Advisory Agreement was made on the basis of each Trustee’s business judgment after an evaluation of all of the relevant information provided to the Trustees, including information provided for their consideration at their February Meeting and at meetings held in preparation for the February Meeting with management and representatives of ISS Market Intelligence, an independent third-party provider of investment company data (“ISS MI”), and additional information requested by the Independent Trustees. The Independent Trustees also met with Independent Trustee counsel outside the presence of management prior to the February Meeting to consider the materials and information related to the proposed continuation of the Advisory Agreements.
The Trustees also meet regularly with investment advisory, compliance, risk management, operational, capital markets (with respect to the ETFs) and other personnel from DoubleLine and regularly review detailed information, presented both orally and in writing, regarding the services performed by DoubleLine for the benefit of the Funds, DoubleLine’s investment program for each Fund, the performance of each Fund, the fees and expenses of each Fund, and the operations of each Fund. In considering whether to approve the continuation of the Advisory Agreements, the Trustees took into account information presented to them over the course of the past year and not just that which was provided specifically in relation to the proposed renewal of the Advisory Agreements.
This summary describes a number, but not necessarily all, of the most important factors considered by the Board and the Independent Trustees. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. No single factor was determined to be decisive or controlling. In all their deliberations, the Independent Trustees were advised by independent counsel.
The Trustees considered the nature, extent, and quality of the services, including the expertise and experience of investment personnel, provided and expected to be provided by DoubleLine to each Fund. In this regard, the Trustees considered that DoubleLine provides a full investment program for each Fund, with a strong emphasis on risk management for the Funds. The Board considered, where applicable, the difficulty of managing debt-related portfolios, noting that managing such portfolios requires a portfolio management team to balance a number of factors, which may include, among others, securities of varying maturities and durations, actual and anticipated interest rate changes and market volatility, prepayments, collateral management, counterparty management, paydowns, credit events, workouts, and net new issuances. In their evaluation of the services provided by DoubleLine and the Funds’ contractual relationships with DoubleLine, the Trustees considered generally the long-term performance record of the firm’s portfolio management personnel, including, among others, Mr. Jeffrey Gundlach, and the strong historical investor interest in products managed by DoubleLine.
The Trustees reviewed reports prepared by ISS MI (the “ISS MI Reports”) that compared, among other information, each Fund’s net management fee rate and net total expense ratio (Class I shares with respect to the mutual funds) against the net management fee rate (with respect to the mutual funds and the closed-end funds) and net total expense ratio of a group of peers selected by ISS MI, and each Fund’s performance records (Class I shares with respect to the mutual funds) for the one-year, three-year (where applicable), five-year (where applicable), and ten-year (where applicable) periods ended October 31, 2024, against the performance records of those funds in each Fund’s Morningstar category and the performance of the Fund’s benchmark index. In preparation for the February Meeting, the Independent Trustees met with ISS MI representatives in January 2025 to review the comparative information set out in the ISS MI Reports, the methodologies used by ISS MI in compiling those reports and selecting the peer groups used within those reports, and the considerations for evaluating the comparative information presented in those reports. The Independent Trustees also considered the information ISS MI provided regarding the challenges ISS MI encountered in selecting or assembling peer groups for certain of the Funds due to, among other factors, the limited number of possible peer funds with substantially similar principal investment strategies or investment approaches. Where applicable, the Trustees also received information from DoubleLine, including regarding factors to consider in evaluating a Fund’s performance or management fees relative to its peer groups and factors that contributed to the relative underperformance of certain Funds relative to their benchmark indices or the median of their Morningstar categories.
200	DoubleLine Funds Trust

(Unaudited) March 31, 2025
With respect to the mutual funds, the Trustees considered that many of the mutual funds have achieved strong performance relative to the median of their Morningstar categories across all or most of the periods ended October 31, 2024 presented in the ISS MI Reports. They noted also that other mutual funds have achieved favorable long-term performance relative to the median of their Morningstar categories for the five-year and/or ten-year (where applicable) periods ended October 31, 2024, notwithstanding, in some cases, more recent periods of relative underperformance. Those Funds included DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Low Duration Bond Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, and DoubleLine Selective Credit Fund. The Trustees also considered that a number of the mutual funds had achieved strong relative performance more recently, such as over the one-year and/or three-year periods ended October 31, 2024, notwithstanding, in some cases, other periods of short-term or longer-term unfavorable relative performance. Those mutual funds included DoubleLine Total Return Bond Fund and DoubleLine Income Fund. In each instance where a Fund exhibited relative underperformance over the one-year, three-year, five-year (as applicable), and/or ten-year (as applicable) periods, the Trustees considered DoubleLine’s explanations for the periods of relative underperformance, including, in the cases of DoubleLine Shiller Enhanced CAPE®, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Global Bond Fund, DoubleLine Strategic Commodity Fund, and DoubleLine Floating Rate Fund, where product design, investment positioning and/or differences in the Funds’ investment approach relative to their Morningstar categories , among other things, contributed to relative underperformance over different periods. The Trustees also considered that, although the liquidation of the DoubleLine Multi-Asset Trend Fund was expected to take place on or about February 28, 2025, the renewal of applicable advisory and other arrangements for the DoubleLine Multi-Asset Trend Fund was proposed in order to ensure continuity of services to the extent that the liquidation occurs on a date later than currently anticipated.
The Trustees considered the portion of the ISS MI Reports covering the Funds’ net management fees (where applicable) and net total expenses relative to their expense peer groups. The Trustees considered DoubleLine’s pricing policy for its advisory fees and that DoubleLine does not seek to be a low cost provider, nor does it have a policy to set its advisory fees below the median of a Fund’s peers, but rather seeks to set fees at a competitive level that reflects DoubleLine’s demonstrated significant expertise and experience in the investment strategies that if offers.
The Trustees also considered the relative net management fees and net total expenses of each of the mutual funds. They noted that all but four of the mutual funds had net management fees either below the median of their peer group or within five basis points of the median of their peer group. They noted that, among those four mutual funds, the DoubleLine Total Return Bond Fund had a net total expense ratio within five basis points of the median of its peer group and strong relative performance over recent periods ended October 31, 2024 shown in the ISS MI reports. In the case of DoubleLine Emerging Markets Fixed Income Fund, the Trustees noted that the Fund outperformed the median of its Morningstar categories over the one-year, three-year, five-year, and ten-year periods. In the case of DoubleLine Strategic Commodity Fund, the Trustees considered that the Fund’s net management fee is higher than the median but is more than four basis points below the highest net management in its peer group. In the case of DoubleLine Infrastructure Income Fund, the Trustees noted the very limited number of other mutual funds that invest principally in infrastructure-related debt, as well as the information provided by ISS MI regarding challenges it encountered in constructing a peer group of funds with similar principal investment strategies. They noted that all of the mutual funds had net total expense ratios either below the median of their peer groups or within five basis points of the median of their peer groups, with the exception of the DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Strategic Commodity Fund, and DoubleLine Infrastructure Income Fund. The Trustees discussed with management the reasons for the high relative total expenses compared to these Funds’ expense peers. In all cases, the Trustees considered each Fund’s net management fees in light of that Fund’s historical performance net of expenses. The Trustees noted that none of the mutual funds, other than the DoubleLine Infrastructure Income Fund for the reasons noted above, had the highest net management fee in its peer group. The Trustees also noted that DoubleLine’s stated pricing philosophy for its advisory services did not include seeking to be a low-cost service provider. The Trustees considered DoubleLine’s historical belief that the differences between the DoubleLine Infrastructure Income Fund and DoubleLine Long Duration Total Return Bond Fund and their peers should be considered in evaluating relative performance or net management fees. In light of all of the above and the other factors considered, the Trustees determined, on the basis of all of the information available to them, that each Fund’s fees under its Advisory Agreement were fair and reasonable in light of the nature, extent and quality of services provided by DoubleLine and supported the continuance of the Advisory Agreement for each of the mutual funds.
With respect to the ETFs, the Trustees considered information in the ISS MI Reports regarding the ETFs’ performance records and net total expenses. The Trustees noted that DoubleLine Opportunistic Core Bond ETF and DoubleLine Shiller CAPE® U.S. Equities ETF commenced investment operations on March 31, 2022, that DoubleLine Commercial Real Estate ETF and DoubleLine Mortgage ETF commenced investment operations on March 31, 2023, and that DoubleLine Commodity Strategy ETF and DoubleLine Fortune 500 Equal Weight ETF commenced investment operations on January 31, 2024. The Trustees noted that providing each Fund’s portfolio management team sufficient time to establish a more significant performance history supported renewal of those Advisory Agreements. The Trustees also considered that performance since inception for each ETF was within Management’s expectations and
Annual Financial Statements and Other Information	March 31, 2025	201

Evaluation of Advisory Agreement by the Board of Trustees (Cont.)
the Trustees considered Management’s explanation of any relative underperformance, including with respect to DoubleLine Commodity Strategy ETF, DoubleLine Fortune 500 Equal Weight ETF, and DoubleLine Shiller CAPE® U.S. Equities ETF. On the basis of all of these factors, the Trustees determined that the performance records of the ETFs to date supported the continuance of the Advisory Agreement for each of the ETFs.
The Trustees considered the expenses of the ETFs. The Trustees noted that under the ETFs’ unitary fee structure, DoubleLine, in addition to providing investment management services, arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Trustees further noted that under the unitary fee structure, DoubleLine pays substantially all of the operating expenses of the Funds, except for, among other things, the management fees, taxes and transaction costs, distribution fees or expenses, and any extraordinary expenses (such as litigation expenses). The Trustees considered DoubleLine’s pricing policy for its advisory fees and that DoubleLine does not seek to be a lowest cost provider, nor does it have a policy to set its advisory fees below the median of an ETF’s peers, but rather seeks to set fees at a competitive level that reflects DoubleLine’s demonstrated significant expertise and experience in the investment strategies that if offers.
The Trustees noted that DoubleLine Commercial Real Estate ETF, DoubleLine Fortune 500 Equal Weight ETF, DoubleLine Opportunistic Core Bond ETF, and DoubleLine Shiller CAPE® U.S. Equities ETF each had a net total expense ratio at or below the median of its peer group. In considering the net total expense ratios of DoubleLine Commodity Strategy ETF and DoubleLine Mortgage ETF, the Trustees noted that while each Fund had a net total expense ratio that was above the median of its peer group, in each case, there were several peer funds with significantly higher net total expense ratios and that the ETFs’ net total expense ratios were within six basis points of the median of their respective peer group. The Trustees determined, on the basis of all of the information available to them, that each ETF’s fees under its Advisory Agreement were reasonable in light of the nature, extent and quality of services provided by DoubleLine and supported the continuance of the Advisory Agreement for each of the ETFs.
With respect to the CEFs, the Trustees considered the information in the ISS MI Reports regarding the Funds’ performance records and net management fees and net total expenses, based on each Fund’s net assets (excluding the principal amount of borrowings) and, separately, on each Fund’s total managed assets (including the principal amount of borrowings).
As to DoubleLine Income Solutions Fund (“DSL”), the Trustees noted that the Fund’s net management fees were in the third quartile of its peer group on both a net assets and total managed assets basis, though the Fund’s net total expenses (excluding investment related expenses) was either slightly above (three basis points) or below the median of its expense peer group on those bases. The Trustees considered DoubleLine’s explanations for the Fund’s longer term relative underperformance with the Fund falling in the fourth quartile of its Morningstar category for the three-year, five-year and ten-year periods ended October 31, 2024 and noted the Fund’s stronger more recent performance, with the Fund performing in the first quartile of its Morningstar category for the one-year period ended October 31, 2024 and the Fund outperforming its benchmark for the one-year, three-year, five-year, and ten-year periods ended October 31, 2024.
As to DoubleLine Opportunistic Credit Fund (“DBL”), the Trustees noted that DBL’s net management fees were in the third quartile of the Fund’s expense group on a net assets basis and in the fourth quartile of the expense group on a total managed assets basis. The Trustees also noted that DBL’s net total expense ratio (excluding investment-related expenses) was shown in the ISS MI Reports to be in the fourth quartile of the Fund’s expense group on a net assets basis and on a total managed assets basis. The Trustees considered that the Fund’s relative performance had improved recently, with the Fund performing in the second quartile of its Morningstar category for the one-year period ended October 31, 2024, though the Fund had performed in the third quartile for the three- and ten-year periods ended October 31, 2024 and in the fourth quartile for the five-year period ended October 31, 2024. In considering the Fund’s performance, the Trustees noted also that the Fund had outperformed its benchmark index for the one-, three-, five- and ten-year periods shown in the ISS MI Reports.
As to DoubleLine Yield Opportunities Fund (“DLY”), the Trustees considered that the Fund’s relative performance improved for the one-year period ended October 31, 2024, with the Fund performing in the second quartile of its Morningstar category. They noted that the Fund performed in the third quartile for the three-year period ended October 31, 2024, though it had outperformed its benchmark index over one- and three-year periods ended October 31, 2024. In considering the fees and expenses of the Fund, the Trustees took into account DoubleLine’s statement that the Fund’s terms at its initial offering differed from many closed-end funds that came to market before it in that DoubleLine, as the Fund’s sponsor, bore all of the Fund’s initial organizational and offering expenses and that the Fund has a limited life, and that funds offered pursuant to such arrangements tend to pay higher advisory fees than funds whose sponsors do not bear those organizational and offering expenses and the related risks. The Trustees considered that ISS MI had developed an expense group comprising Funds with similar fee and expense arrangements, as ISS MI reported that it had done for a
202	DoubleLine Funds Trust

(Unaudited) March 31, 2025
number of other fund families. The Trustees noted that the Fund’s net management fees and net total expenses (excluding investment related expenses), though above the medians and in the fourth quartile of its peers on a total managed assets basis, were in the third quartile and within six basis points of the median of its peer group on a net assets basis.
The Trustees noted that each of DSL, DBL, and DLY had employed leverage during some or all of the periods shown in the ISS MI Reports, and considered information from DoubleLine that they receive quarterly regarding the estimated spread earned in respect of that leverage, after taking into account expenses related to the leverage, including incremental management fees.
For all of the Funds, the Trustees considered that DoubleLine provides a variety of other services to the Funds in addition to investment advisory services, which may include, among others, a number of back-office services, valuation services, derivatives risk management services, compliance services, liquidity monitoring services, certain forms of information technology services (such as internal reporting), assistance with accounting and distribution services, and supervision and monitoring of the Funds’ other service providers. The Trustees considered DoubleLine’s ongoing efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Trustees also considered the nature and structure of the Funds’ compliance program, including the policies and procedures of the Funds and their various service providers (including DoubleLine). The Trustees considered the quality of those noninvestment advisory services and determined that their quality appeared to support the continuation of the Funds’ arrangements with DoubleLine.
The Trustees considered information provided by DoubleLine relating to its historical and continuing commitment to hire the necessary personnel and to invest in technology enhancements to support DoubleLine’s ability to provide services to the Funds. The Trustees concluded that it appeared that DoubleLine continued to have sufficient quality and depth of personnel, resources, and investment methods to continue to provide services of the same nature and quality as DoubleLine has historically provided to the Funds.
The Trustees considered materials relating to the fees charged by DoubleLine to non-Fund clients for which DoubleLine employs investment strategies substantially similar to one or more Funds’ investment strategies, including institutional separate accounts advised by DoubleLine and mutual funds for which DoubleLine serves as sub-adviser. The Trustees noted the information DoubleLine provided regarding certain institutional separate accounts advised by it and funds sub-advised by it that are subject to fee schedules that differ from, and are in most cases lower than, the rates paid by a Fund with substantially similar investment strategies. The Trustees noted DoubleLine’s representations that administrative, compliance, operational, legal, and other burdens of providing investment advice to registered investment companies (mutual funds, ETFs and closed-end funds) exceed in many respects those required to provide advisory services to non-registered investment company clients, such as institutional accounts for retirement or pension plans, which may have differing contractual requirements. The Trustees noted DoubleLine’s representations that DoubleLine also bears substantially greater legal and other responsibilities and risks in managing and sponsoring registered investment companies than in managing private accounts or in sub-advising funds, including registered investment companies, sponsored by others, and that the services and resources required of DoubleLine when it sub-advises registered investment companies by others generally are less extensive than those required of DoubleLine to serve the Funds, because, where DoubleLine serves as a sub-adviser, many of the sponsorship, operational, and compliance responsibilities related to the advisory function are retained by the primary adviser. In respect of the ETFs, the Trustees also noted the substantial financial risks assumed by DoubleLine in respect of each ETF’s unitary fee and that DoubleLine would generally bear, with limited exceptions, any increase in each ETF’s ordinary operating expenses.
The Trustees reviewed information as to general estimates of DoubleLine’s profitability with respect to each Fund, taking into account, among other things, information about both the direct and the indirect benefits to DoubleLine from managing the Funds. The Trustees considered information provided by DoubleLine as to the methods it uses, and the assumptions it makes, in calculating its profitability. The Trustees considered representations from DoubleLine that its compensation program, which is comprised of several components, including base salary, discretionary bonus and potential equity participation in DoubleLine, enables DoubleLine to attract, retain, and motivate highly qualified and experienced employees. The Trustees noted that DoubleLine was profitable in respect of certain of the Funds, but noted that in those cases it would be appropriate to consider that profitability in light of various other considerations such as the nature, extent, and quality of the services provided by DoubleLine, the relative long-term performance of the relevant Funds, the consistency of the Funds’ investment operations over time, and the competitiveness of the management fees (as applicable) and total operating expenses of the Funds. The Trustees separately considered in this respect information provided by DoubleLine regarding its reinvestment in its business to accommodate changing regulatory requirements and to maintain its ability to provide high-quality services to the Funds. The Trustees noted other benefits that could potentially be received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds, including possible ancillary benefits to the Adviser’s retail and institutional investment management businesses due to the reputation and potential market penetration of the Funds.
Annual Financial Statements and Other Information	March 31, 2025	203

Evaluation of Advisory Agreement by the Board of Trustees (Cont.)
In their evaluation of economies of scale, the Trustees considered, among other things, the pricing of the Funds and DoubleLine’s reported profitability, and that a number of the mutual funds had achieved significant size, though some of the largest funds have experienced significant outflows more recently. They noted also that none of the Funds have breakpoints in their advisory fee schedules, though the Trustees considered management’s view that the fee schedules for the Funds remained consistent with DoubleLine’s original pricing philosophy of proposing an initial management fee rate that generally, when taking into account expense limitations (where applicable), reflects reasonably foreseeable economies of scale. In this regard, the Trustees noted also that the information provided by ISS MI supported the view that the net management fees of the largest mutual funds remained competitively priced against a peer group that was selected based on, in part, asset size. The Trustees separately noted that DoubleLine had agreed to continue in place the expense limitation arrangements (where applicable) for a number of the mutual funds at current levels for an additional oneyear period, with the prospect of recouping any waived fees or reimbursed expenses at a later date. In evaluating economies of scale more generally, the Trustees also noted ongoing changes to the regulatory environment, which required DoubleLine to re-invest in its business and infrastructure.
With regard to DSL, DBL, and DLY, the Trustees noted that these Funds have not increased in assets significantly from their initial offerings due principally to their status as closed-end investment companies and that there were therefore no substantial increases in economies of scale realized with respect to these Funds since their inception. The Trustees noted DoubleLine’s view that the levels of its profitability in respect of DSL, DBL, and DLY are appropriate in light of the investment it has made in these Funds, the quality of the investment management and other teams provided by it, and its continued investments in its own business.
With regard to the ETFs, the Trustees noted that the ETFs have only recently begun operations and that none of the ETFs has achieved significant scale or scale that exceeded expectations for the ETFs at the time of their launch.
On the basis of these considerations as well as others and in the exercise of their business judgment, the Trustees determined that they were satisfied with the nature, extent, and quality of the services provided to each Fund under its Advisory Agreement(s); that it appeared that the management fees paid by each Fund to DoubleLine were generally within the range of management fees paid by its peer funds, and generally reasonable in light of the services provided, the quality of the portfolio management teams, and each Fund’s performance to date; that the historical performance records of the Funds, and the factors cited by Management in respect of the underperforming Funds, were consistent with the continuance of the Advisory Agreement(s) for each of the Funds; that the fees paid by each Fund did not appear inappropriate in light of the fee schedules charged to DoubleLine’s other clients with substantially similar investment strategies (where applicable) in light of the differences in the services provided and the risks borne by DoubleLine; that the profitability of each Fund to DoubleLine did not appear excessive or such as to preclude continuation of the Fund’s Advisory Agreement(s); that absence of breakpoints in any Fund’s management fee did not render that Fund’s fee unreasonable or inappropriate under the circumstances; and that it would be appropriate to approve each Advisory Agreement for an additional one-year period.
At meetings held in November of 2024 and February of 2025, the Board of Trustees of DoubleLine ETF Trust approved the investment advisory arrangements of DoubleLine Multi-Sector Income ETF and DoubleLine Asset-Backed Securities ETF, respectively. At the November 2024 meeting of the Board of Trustees (the “Trustees”) of DoubleLine ETF Trust (the “Trust”), the Trustees, including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”) voting separately, approved the Investment Management Agreement (the “Multi-Sector Income ETF Advisory Agreement”) between the Trust, on behalf of DoubleLine Multi-Sector Income ETF (the “Multi-Sector Income ETF”), and DoubleLine ETF Adviser LP (“ETF Adviser”). At the February 2025 meeting of the Trustees, the Trustees, including the Independent Trustees voting separately, approved the Investment Management Agreement (the “Asset-Backed Securities ETF Advisory Agreement” and together with the Multi-Sector Income ETF Advisory Agreement, each, an “Advisory Agreement” and together, the “Advisory Agreements”) between the Trust, on behalf of DoubleLine Asset-Backed Securities ETF (“Asset-Backed Securities ETF” and together with the Multi- Sector Income ETF, each, a “Fund” and together, the “Funds”), and ETF Adviser. This summary describes a number, but not necessarily all, of the most important factors considered by the Trustees and the Independent Trustees. In this summary, the Advisory Agreements are sometimes referred to together as the “Agreements”; ETF Adviser is sometimes referred to as the “Adviser” or “DoubleLine.”
The Trustees considered a wide range of materials, including information provided to the Trustees in connection with their duties as Trustees of the other exchange-traded funds (“ETFs”) within the Trust and in connection with their consideration of the renewal of the advisory contracts between the ETF Adviser and certain other ETFs within the Trust. The Trustees noted that their deliberations and conclusions were informed, at least in part, by their other recent or contemporaneous deliberations, as well as the information
204	DoubleLine Funds Trust

(Unaudited) March 31, 2025
gathered over the course of the year. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. No single factor was determined to be decisive. In all of their deliberations, the Independent Trustees were advised by independent counsel.
The Trustees’ determination to approve the Agreements was based on an evaluation of all of the information provided to them. The Trustees noted that the non-fee terms of the Agreements were substantially the same as those of the investment management agreements in effect for the most recently launched ETFs within the Trust. In their evaluation of the services provided by DoubleLine and the Funds’ contractual relationships with DoubleLine, the Trustees considered generally the long-term performance record of the firm’s portfolio management personnel, including among others Mr. Jeffrey Gundlach, managing other products, including mutual funds and ETFs, and the strong investor interest in products managed by DoubleLine.
The Trustees considered that the investment strategy of the Multi-Sector Income ETF would involve flexible asset allocation among various sectors of the fixed income markets and that this investment approach would entail management of assets classes in which other DoubleLine funds invest, including DoubleLine Flexible Income Fund. With respect to the Asset-Backed Securities ETF, the Trustees considered that the Fund generally will invest at least 80% of its net assets in asset-backed securities (“ABS”) of any kind, an asset class that DoubleLine manages in a number of other mutual funds and ETFs. The Trustees also considered that there are limited to no competitor funds investing primarily in ABS, and the portfolio management team’s significant experience investing in ABS. With respect to both Funds, the Trustees considered the qualifications, experience, and responsibilities of the proposed portfolio management team of each Fund and other key personnel who would be involved in the day-to-day investment activities of the Funds. The Trustees considered ETF Adviser’s experience in managing fixed income portfolios and in managing similar products, generally.
The Trustees considered that the Adviser would provide a variety of services to the Funds in addition to investment advisory services, including, among others, a number of back-office services, valuation services, compliance services, liquidity monitoring services, capital markets services, certain forms of information technology services (such as internal reporting), assistance with accounting and distribution services, and supervision and monitoring of the Funds’ other service providers. The Trustees also considered the nature, extent, and structure of the compliance procedures and the trading capabilities of ETF Adviser. The Trustees concluded that it appeared that the Adviser would have, or have available to it, sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures to perform their duties under the proposed Agreements and that the nature, overall quality, and extent of the management services to be provided to each Fund appeared likely to be satisfactory and reliable. They also considered the possible effects of adding additional ETFs to the Trust on the capacities of ETF Adviser.
The Trustees considered the proposed structure and level of the advisory fee to be paid under the Advisory Agreements. The Trustees considered comparative expense information provided by ISS Market Intelligence, an independent third-party provider of investment company data (“ISS MI”). In reviewing the reports prepared by ISS MI (the “ISS MI Reports”), the Trustees also considered each Fund’s unitary fee structure and the structures of the fees of the peers presented for their consideration.
With respect to the Multi-Sector Income ETF, the Trustees noted that the ISS MI Reports indicated that the Fund’s proposed management fee under the Advisory Agreement was at the peer group median. With respect to the Asset-Backed Securities ETF, the Trustees noted that the ISS MI Reports indicated that the Fund’s proposed management fee under the Advisory Agreement was in the second quartile of the peer group and below the peer group median.
Consistent with general ETF industry practice, the Trustees noted the Funds’ proposed “unitary” fee structure, under which the Adviser would, in addition to providing investment management services, arrange for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Trustees considered that the Adviser would pay all operating expenses of the Funds, except for, among others: (i) management fees; (ii) interest expenses; (iii) dividends and other expenses on securities sold short; (iv) taxes; (v) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions; (vi) acquired fund fees and expenses; (vii) accrued deferred tax liabilities; (viii) distribution fees or expenses; and (ix) any extraordinary expenses (such as litigation expenses).
The Trustees reviewed information they had received regarding general estimates of the Adviser’s profitability from managing a new Fund during the proposed initial term, taking into account among other things information about both the direct and the indirect benefits to the Adviser. The Trustees considered information provided by the Adviser as to the methods it uses, and the assumptions it makes, in estimating and projecting profitability. The Trustees also considered in this regard the Adviser’s significant investment in sponsoring, forming and registering each Fund during its start-up period and the related risks of those activities. The Trustees noted other benefits that could potentially be received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds,
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Evaluation of Advisory Agreement by the Board of Trustees (Cont.)
including possible ancillary benefits to the Adviser’s retail and institutional investment management businesses due to the reputation and potential market penetration of the Funds. The Trustees considered DoubleLine’s approach to advisory fees generally, including proposing advisory fees for each Fund designed to cause each Fund to have a competitive fee structure even at low asset levels and that, in DoubleLine’s belief, the proposed advisory fees reflected reasonably foreseeable economies of scale that the Adviser might experience as each Fund’s assets grow at least through the proposed initial term. In light of all of the information evaluated, including relevant information received from the Adviser in prior meetings concerning other funds within the Trust, the Trustees concluded that the Adviser’s profit from managing the Funds would likely not be excessive during the proposed initial term.
On the basis of these considerations and others and in the exercise of their business judgment, the Trustees determined to approve the Agreements for the proposed initial term.
206	DoubleLine Funds Trust

Federal Tax Information	(Unaudited) March 31, 2025
For the fiscal year ended March 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 15% (20% for taxpayers with taxable income greater than $518,901 for single individuals and $583,751 for married couples filing jointly), as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and The Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Qualified Dividend Income
DoubleLine Total Return Bond Fund	0.00%
DoubleLine Core Fixed Income Fund	0.00%
DoubleLine Emerging Markets Fixed Income Fund	0.00%
DoubleLine Low Duration Bond Fund	0.00%
DoubleLine Floating Rate Fund	0.00%
DoubleLine Shiller Enhanced CAPE®	0.00%
DoubleLine Flexible Income Fund	0.00%
DoubleLine Low Duration Emerging Markets Fixed Income Fund	0.00%
DoubleLine Long Duration Total Return Bond Fund	0.00%
DoubleLine Strategic Commodity Fund (Consolidated)	0.00%
DoubleLine Global Bond Fund	0.00%
DoubleLine Infrastructure Income Fund	0.00%
DoubleLine Shiller Enhanced International CAPE®	0.00%
DoubleLine Emerging Markets Local Currency Bond Fund	0.00%
DoubleLine Income Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended March 31, 2025 was as follows:

Dividends Received Deduction
DoubleLine Total Return Bond Fund	0.00%
DoubleLine Core Fixed Income Fund	0.00%
DoubleLine Emerging Markets Fixed Income Fund	0.00%
DoubleLine Low Duration Bond Fund	0.00%
DoubleLine Floating Rate Fund	0.00%
DoubleLine Shiller Enhanced CAPE®	0.00%
DoubleLine Flexible Income Fund	0.00%
DoubleLine Low Duration Emerging Markets Fixed Income Fund	0.00%
DoubleLine Long Duration Total Return Bond Fund	0.00%
DoubleLine Strategic Commodity Fund (Consolidated)	0.00%
DoubleLine Global Bond Fund	0.00%
DoubleLine Infrastructure Income Fund	0.00%
DoubleLine Shiller Enhanced International CAPE®	0.00%
DoubleLine Emerging Markets Local Currency Bond Fund	0.00%
DoubleLine Income Fund	0.00%

Annual Financial Statements and Other Information	March 31, 2025	207

(Unaudited) March 31, 2025
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for the fiscal year ended March 31, 2025 for each Fund was as follows:

Qualified Short-Term Gains
DoubleLine Total Return Bond Fund	0.00%
DoubleLine Core Fixed Income Fund	0.00%
DoubleLine Emerging Markets Fixed Income Fund	0.00%
DoubleLine Low Duration Bond Fund	0.00%
DoubleLine Floating Rate Fund	0.00%
DoubleLine Shiller Enhanced CAPE®	0.00%
DoubleLine Flexible Income Fund	0.00%
DoubleLine Low Duration Emerging Markets Fixed Income Fund	0.00%
DoubleLine Long Duration Total Return Bond Fund	0.00%
DoubleLine Strategic Commodity Fund (Consolidated)	0.00%
DoubleLine Global Bond Fund	0.00%
DoubleLine Infrastructure Income Fund	0.00%
DoubleLine Shiller Enhanced International CAPE®	0.00%
DoubleLine Emerging Markets Local Currency Bond Fund	0.00%
DoubleLine Income Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue Code Section 871(k)(1)(c) for the fiscal year ended March 31, 2025 for each Fund was as follows:

Qualified Interest Income
DoubleLine Total Return Bond Fund	94.42%
DoubleLine Core Fixed Income Fund	85.55%
DoubleLine Emerging Markets Fixed Income Fund	19.02%
DoubleLine Low Duration Bond Fund	70.93%
DoubleLine Floating Rate Fund	96.51%
DoubleLine Shiller Enhanced CAPE®	77.12%
DoubleLine Flexible Income Fund	72.28%
DoubleLine Low Duration Emerging Markets Fixed Income Fund	21.78%
DoubleLine Long Duration Total Return Bond Fund	100.00%
DoubleLine Strategic Commodity Fund (Consolidated)	89.72%
DoubleLine Global Bond Fund	92.73%
DoubleLine Infrastructure Income Fund	72.69%
DoubleLine Shiller Enhanced International CAPE®	71.43%
DoubleLine Emerging Markets Local Currency Bond Fund	4.90%
DoubleLine Income Fund	66.30%

For the fiscal year ended March 31, 2025, each Fund earned foreign source income and paid foreign taxes, which each intend to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

	Foreign Source Income Earned	Foreign Taxes Paid
DoubleLine Emerging Markets Local Currency Bond Fund	$847,355	$13,782

Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds.
208	DoubleLine Funds Trust

Form N-CSR – Items 8-11	March 31, 2025
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
There were no matters submitted during the period covered by the report to a vote of shareholders, through the solicitation of proxies or otherwise.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The information is included as part of the Financial Statements filed under Item 7 of this Form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
The information is included as part of the Financial Statements filed under Item 7 of this Form.
Annual Financial Statements and Other Information	March 31, 2025	209

Investment Advisers:
DoubleLine Capital LP and DoubleLine Alternatives LP
2002 North Tampa Street
Suite 200
Tampa, FL 33602
Distributor:
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202
Administrator:
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
Transfer Agent:
Before July 31, 2025:Beginning July 31, 2025:
U.S. Bancorp Fund Services, LLCU.S. Bancorp Fund Services, LLC
P.O. Box 701P.O. Box 219252
Milwaukee, WI 53201Kansas City, MO 64121-9252
Custodians:
U.S. Bank, N.A.
1555 North River Center Drive
Suite 302
Milwaukee, WI 53212
State Street Bank and Trust Company
Channel Center
1 Iron Street
Boston, MA 02210
Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017
Legal Counsel:
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036
Contact Information:
doubleline.com
fundinfo@doubleline.com
(877) DLine11 or (877) 354-6311
DL-ARFINANCIALS-DFT
DoubleLine || 2002 North Tampa Street, Suite 200 || Tampa, FL 33602 || (813) 791-7333
fundinfo@doubleline.com || www.doubleline.com

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7a.

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7a.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7a.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7a.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the Registrant’s securities are listed. Not applicable.

(3) A separate certification for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the Registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DoubleLine Funds Trust

By (Signature and Title)*	/s/ Ronald R. Redell
Ronald R. Redell, Principal Executive Officer

Date	06/04/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ronald R. Redell
Ronald R. Redell, Principal Executive Officer

Date	06/04/2025

By (Signature and Title)*	/s/ Henry V. Chase
Henry V. Chase, Treasurer and Principal Financial and Accounting Officer

Date	06/04/2025